Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	AMERICAN ELECTRIC POWER CO INC
Entity Central Index Key	0000004904
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q4
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 18,215,373,666
Entity Common Stock, Shares Outstanding	483,422,868
Appalachian Power Co [Member]
Document and Entity Information [Abstract]
Entity Registrant Name	APPALACHIAN POWER CO
Entity Central Index Key	0000006879
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	13,499,500
Indiana Michigan Power Co [Member]
Document and Entity Information [Abstract]
Entity Registrant Name	INDIANA MICHIGAN POWER CO
Entity Central Index Key	0000050172
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	1,400,000
Ohio Power Co [Member]
Document and Entity Information [Abstract]
Entity Registrant Name	OHIO POWER CO
Entity Central Index Key	0000073986
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	27,952,473
Public Service Co Of Oklahoma [Member]
Document and Entity Information [Abstract]
Entity Registrant Name	PUBLIC SERVICE CO OF OKLAHOMA
Entity Central Index Key	0000081027
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	9,013,000
Southwestern Electric Power Co [Member]
Document and Entity Information [Abstract]
Entity Registrant Name	SOUTHWESTERN ELECTRIC POWER CO
Entity Central Index Key	0000092487
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	7,536,640

Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Utility Operations	$ 14,091,000,000	$ 13,687,000,000	$ 12,733,000,000
Other Revenues	1,025,000,000	740,000,000	756,000,000
TOTAL REVENUES	15,116,000,000	14,427,000,000	13,489,000,000
Expenses
Fuel and Other Consumables Used for Electric Generation	4,421,000,000	4,029,000,000	3,478,000,000
Purchased Electricity for Resale	1,191,000,000	1,000,000,000	1,053,000,000
Other Operation	2,868,000,000	3,132,000,000	2,620,000,000
Maintenance	1,236,000,000	1,142,000,000	1,205,000,000
Asset Impairments and Other Related Charges	139,000,000	0	0
Depreciation and Amortization	1,655,000,000	1,641,000,000	1,597,000,000
Taxes Other Than Income Taxes	824,000,000	820,000,000	765,000,000
TOTAL EXPENSES	12,334,000,000	11,764,000,000	10,718,000,000
OPERATING INCOME (LOSS)	2,782,000,000	2,663,000,000	2,771,000,000
Other Income (Expense):
Interest and Investment Income	27,000,000	38,000,000	11,000,000
Carrying Costs Income	393,000,000	70,000,000	47,000,000
Allowance for Equity Funds Used During Construction	98,000,000	77,000,000	82,000,000
Interest Expense	(933,000,000)	(999,000,000)	(973,000,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	2,367,000,000	1,849,000,000	1,938,000,000
Income Tax Expense (Credit)	818,000,000	643,000,000	575,000,000
Equity Earnings (Loss) of Unconsolidated Subsidiaries	27,000,000	12,000,000	7,000,000
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS	1,576,000,000	1,218,000,000	1,370,000,000
EXTRAORDINARY ITEMS, NET OF TAX	373,000,000	0	(5,000,000)
NET INCOME (LOSS)	1,949,000,000	1,218,000,000	1,365,000,000
Net Income Attributable to Noncontrolling Interests	3,000,000	4,000,000	5,000,000
NET INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	1,946,000,000	1,214,000,000	1,360,000,000
Preferred Stock Dividend Requirements Including Capital Stock Expense	5,000,000	3,000,000	3,000,000
Earnings Attributable To Common Shareholders	1,941,000,000	1,211,000,000	1,357,000,000
Earnings Per Share
WEIGHTED AVERAGE NUMBER OF BASIC AEP COMMON SHARES OUTSTANDING	482,169,282	479,373,306	458,677,534
Earnings per Share Before Extraordinary Items	$ 3.25	$ 2.53	$ 2.97
Extraordinary Items, Net of Tax	$ 0.77	$ 0	$ (0.01)
TOTAL BASIC EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	$ 4.02	$ 2.53	$ 2.96
WEIGHTED AVERAGE NUMBER OF DILUTED AEP COMMON SHARES OUTSTANDING	482,460,328	479,601,442	458,982,292
Earnings per Share Before Extraordinary Items	$ 3.25	$ 2.53	$ 2.97
Extraordinary Items, Net of Tax	$ 0.77	$ 0	$ (0.01)
TOTAL DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	$ 4.02	$ 2.53	$ 2.96
CASH DIVIDENDS DECLARED PER SHARE	$ 1.85	$ 1.71	$ 1.64
Appalachian Power Co [Member]
Revenues
Utility Operations	2,835,481,000	2,950,183,000	2,604,494,000
Sales to AEP Affiliates	359,802,000	316,207,000	263,389,000
Other Revenues	9,942,000	8,713,000	8,772,000
TOTAL REVENUES	3,205,225,000	3,275,103,000	2,876,655,000
Expenses
Fuel and Other Consumables Used for Electric Generation	759,684,000	663,422,000	547,266,000
Purchased Electricity for Resale	305,647,000	257,349,000	246,742,000
Purchased Electricity from AEP Affiliates	819,182,000	917,616,000	803,116,000
Other Operation	316,995,000	429,107,000	266,763,000
Maintenance	197,002,000	211,486,000	274,543,000
Depreciation and Amortization	270,529,000	304,192,000	273,506,000
Taxes Other Than Income Taxes	106,606,000	110,908,000	92,194,000
TOTAL EXPENSES	2,775,645,000	2,894,080,000	2,504,130,000
OPERATING INCOME (LOSS)	429,580,000	381,023,000	372,525,000
Other Income (Expense):
Interest Income	5,016,000	1,477,000	1,403,000
Carrying Costs Income	13,433,000	33,080,000	22,761,000
Allowance for Equity Funds Used During Construction	9,212,000	2,967,000	7,000,000
Interest Expense	(204,623,000)	(207,649,000)	(202,426,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	252,618,000	210,898,000	201,263,000
Income Tax Expense (Credit)	89,860,000	74,230,000	45,449,000
NET INCOME (LOSS)	162,758,000	136,668,000	155,814,000
Preferred Stock Dividend Requirements Including Capital Stock Expense	1,745,000	900,000	900,000
Earnings Attributable To Common Shareholders	161,013,000	135,768,000	154,914,000
Indiana Michigan Power Co [Member]
Revenues
Utility Operations	1,770,447,000	1,735,338,000	1,685,308,000
Sales to AEP Affiliates	320,184,000	330,951,000	196,151,000
Other Revenues - Affiliated	109,053,000	114,070,000	110,143,000
Other Revenues	15,086,000	15,368,000	193,422,000
TOTAL REVENUES	2,214,770,000	2,195,727,000	2,185,024,000
Expenses
Fuel and Other Consumables Used for Electric Generation	472,080,000	465,482,000	409,845,000
Purchased Electricity for Resale	121,375,000	128,369,000	128,508,000
Purchased Electricity from AEP Affiliates	353,484,000	327,335,000	337,308,000
Other Operation	540,595,000	560,346,000	500,672,000
Maintenance	229,883,000	222,406,000	218,036,000
Depreciation and Amortization	133,394,000	136,443,000	134,690,000
Taxes Other Than Income Taxes	82,303,000	80,431,000	75,262,000
TOTAL EXPENSES	1,933,114,000	1,920,812,000	1,804,321,000
OPERATING INCOME (LOSS)	281,656,000	274,915,000	380,703,000
Other Income (Expense):
Interest Income	2,048,000	3,389,000	5,776,000
Allowance for Equity Funds Used During Construction	15,395,000	15,678,000	12,013,000
Interest Expense	(97,665,000)	(104,465,000)	(101,145,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	201,434,000	189,517,000	297,347,000
Income Tax Expense (Credit)	51,760,000	63,426,000	81,037,000
NET INCOME (LOSS)	149,674,000	126,091,000	216,310,000
Preferred Stock Dividend Requirements Including Capital Stock Expense	626,000	339,000	339,000
Earnings Attributable To Common Shareholders	149,048,000	125,752,000	215,971,000
Ohio Power Co [Member]
Revenues
Utility Operations	4,406,814,000	4,222,461,000	3,875,595,000
Sales to AEP Affiliates	977,999,000	991,285,000	921,089,000
Other Revenues - Affiliated	27,903,000	21,069,000	23,457,000
Other Revenues	18,395,000	20,301,000	15,592,000
TOTAL REVENUES	5,431,111,000	5,255,116,000	4,835,733,000
Expenses
Fuel and Other Consumables Used for Electric Generation	1,597,410,000	1,488,474,000	1,286,718,000
Purchased Electricity for Resale	300,653,000	286,835,000	263,385,000
Purchased Electricity from AEP Affiliates	515,613,000	386,618,000	288,115,000
Other Operation	754,109,000	795,129,000	675,785,000
Maintenance	393,943,000	346,745,000	350,880,000
Asset Impairments and Other Related Charges	89,824,000	0	0
Depreciation and Amortization	545,376,000	513,168,000	496,470,000
Taxes Other Than Income Taxes	399,479,000	393,537,000	369,461,000
TOTAL EXPENSES	4,596,407,000	4,210,506,000	3,730,814,000
OPERATING INCOME (LOSS)	834,704,000	1,044,610,000	1,104,919,000
Other Income (Expense):
Interest Income	7,069,000	2,567,000	2,238,000
Carrying Costs Income	53,345,000	31,796,000	18,354,000
Allowance for Equity Funds Used During Construction	5,549,000	5,949,000	6,094,000
Interest Expense	(221,977,000)	(242,000,000)	(241,134,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	678,690,000	842,922,000	890,471,000
Income Tax Expense (Credit)	213,697,000	301,306,000	310,195,000
NET INCOME (LOSS)	464,993,000	541,616,000	580,276,000
Net Income Attributable to Noncontrolling Interests	0	0	2,042,000
NET INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	464,993,000	541,616,000	578,234,000
Preferred Stock Dividend Requirements Including Capital Stock Expense	1,259,000	881,000	889,000
Earnings Attributable To Common Shareholders	463,734,000	540,735,000	577,345,000
Public Service Co Of Oklahoma [Member]
Revenues
Utility Operations	1,345,551,000	1,246,916,000	1,075,014,000
Sales to AEP Affiliates	14,192,000	23,528,000	45,756,000
Other Revenues	3,645,000	3,218,000	3,980,000
TOTAL REVENUES	1,363,388,000	1,273,662,000	1,124,750,000
Expenses
Fuel and Other Consumables Used for Electric Generation	465,546,000	373,317,000	310,168,000
Purchased Electricity for Resale	163,550,000	187,106,000	180,055,000
Purchased Electricity from AEP Affiliates	50,092,000	46,013,000	19,331,000
Other Operation	201,247,000	222,396,000	185,575,000
Maintenance	104,732,000	115,788,000	108,020,000
Depreciation and Amortization	95,915,000	104,929,000	110,149,000
Taxes Other Than Income Taxes	41,295,000	42,121,000	41,144,000
TOTAL EXPENSES	1,122,377,000	1,091,670,000	954,442,000
OPERATING INCOME (LOSS)	241,011,000	181,992,000	170,308,000
Other Income (Expense):
Interest Income	596,000	308,000	1,879,000
Carrying Costs Income	4,033,000	3,145,000	4,642,000
Allowance for Equity Funds Used During Construction	1,317,000	804,000	1,787,000
Interest Expense	(54,700,000)	(63,362,000)	(59,093,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	192,257,000	122,887,000	119,523,000
Income Tax Expense (Credit)	67,629,000	50,100,000	43,921,000
NET INCOME (LOSS)	124,628,000	72,787,000	75,602,000
Preferred Stock Dividend Requirements Including Capital Stock Expense	434,000	200,000	212,000
Earnings Attributable To Common Shareholders	124,194,000	72,587,000	75,390,000
Southwestern Electric Power Co [Member]
Revenues
Utility Operations	1,594,192,000	1,469,514,000	1,315,056,000
Sales to AEP Affiliates	57,615,000	51,870,000	29,318,000
Lignite Revenues - Nonaffiliated	0	0	43,239,000
Other Revenues	2,019,000	2,150,000	1,689,000
TOTAL REVENUES	1,653,826,000	1,523,534,000	1,389,302,000
Expenses
Fuel and Other Consumables Used for Electric Generation	626,599,000	587,058,000	495,928,000
Purchased Electricity for Resale	152,645,000	125,064,000	127,170,000
Purchased Electricity from AEP Affiliates	11,808,000	23,707,000	42,712,000
Other Operation	224,068,000	245,504,000	249,792,000
Maintenance	140,981,000	103,352,000	105,602,000
Asset Impairments and Other Related Charges	49,000,000	0	0
Depreciation and Amortization	133,229,000	126,901,000	145,144,000
Taxes Other Than Income Taxes	65,239,000	63,151,000	60,442,000
TOTAL EXPENSES	1,403,569,000	1,274,737,000	1,226,790,000
OPERATING INCOME (LOSS)	250,257,000	248,797,000	162,512,000
Other Income (Expense):
Interest Income	2,076,000	579,000	1,286,000
Allowance for Equity Funds Used During Construction	48,731,000	45,646,000	46,737,000
Interest Expense	(81,781,000)	(86,538,000)	(70,500,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	219,283,000	208,484,000	140,035,000
Income Tax Expense (Credit)	56,903,000	64,214,000	17,511,000
Equity Earnings (Loss) of Unconsolidated Subsidiaries	2,746,000	2,414,000	4,000
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS	165,126,000	146,684,000	122,528,000
EXTRAORDINARY ITEMS, NET OF TAX	0	0	(5,325,000)
NET INCOME (LOSS)	165,126,000	146,684,000	117,203,000
Net Income Attributable to Noncontrolling Interests	3,841,000	4,093,000	3,130,000
NET INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	161,285,000	142,591,000	114,073,000
Preferred Stock Dividend Requirements Including Capital Stock Expense	579,000	229,000	229,000
Earnings Attributable To Common Shareholders	$ 160,706,000	$ 142,362,000	$ 113,844,000

Consolidated Statements of Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
NET INCOME (LOSS)	$ 1,949,000,000	$ 1,218,000,000	$ 1,365,000,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(34,000,000)	26,000,000	7,000,000
Securities Available for Sale, Net of Tax	(2,000,000)	(8,000,000)	11,000,000
Reapplication of Regulated Operations Accounting Guidance for Pensions, Net of Tax	0	0	15,000,000
Amortization of Pension and OPEB Deferred Costs, Net of Tax	24,000,000	22,000,000	23,000,000
Pension and OPEB Funded Status, Net of Tax	(77,000,000)	(47,000,000)	22,000,000
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(89,000,000)	(7,000,000)	78,000,000
TOTAL COMPREHENSIVE INCOME (LOSS)	1,860,000,000	1,211,000,000	1,443,000,000
Total Comprehensive Income Attributable to Noncontrolling Interest	3,000,000	4,000,000	5,000,000
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	1,857,000,000	1,207,000,000	1,438,000,000
Preferred Stock Dividend Requirements Including Capital Stock Expense	5,000,000	3,000,000	3,000,000
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	1,852,000,000	1,204,000,000	1,435,000,000
Appalachian Power Co [Member]
NET INCOME (LOSS)	162,758,000	136,668,000	155,814,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(229,000)	7,137,000	(1,801,000)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	3,109,000	4,172,000	4,907,000
Pension and OPEB Funded Status, Net of Tax	(13,400,000)	(9,078,000)	6,865,000
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(10,520,000)	2,231,000	9,971,000
TOTAL COMPREHENSIVE INCOME (LOSS)	152,238,000	138,899,000	165,785,000
Preferred Stock Dividend Requirements Including Capital Stock Expense	1,745,000	900,000	900,000
Indiana Michigan Power Co [Member]
NET INCOME (LOSS)	149,674,000	126,091,000	216,310,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(6,599,000)	1,211,000	(857,000)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	948,000	873,000	826,000
Pension and OPEB Funded Status, Net of Tax	(1,681,000)	(1,272,000)	24,000
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(7,332,000)	812,000	(7,000)
TOTAL COMPREHENSIVE INCOME (LOSS)	142,342,000	126,903,000	216,303,000
Preferred Stock Dividend Requirements Including Capital Stock Expense	626,000	339,000	339,000
Ohio Power Co [Member]
NET INCOME (LOSS)	464,993,000	541,616,000	580,276,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(2,743,000)	(981,000)	6,249,000
Amortization of Pension and OPEB Deferred Costs, Net of Tax	10,946,000	9,522,000	8,568,000
Pension and OPEB Funded Status, Net of Tax	(25,770,000)	(20,245,000)	1,615,000
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(17,567,000)	(11,704,000)	16,432,000
TOTAL COMPREHENSIVE INCOME (LOSS)	447,426,000	529,912,000	596,708,000
Total Comprehensive Income Attributable to Noncontrolling Interest	0	0	2,042,000
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	447,426,000	529,912,000	594,666,000
Preferred Stock Dividend Requirements Including Capital Stock Expense	1,259,000	881,000	889,000
Public Service Co Of Oklahoma [Member]
NET INCOME (LOSS)	124,628,000	72,787,000	75,602,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(1,345,000)	9,093,000	105,000
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(1,345,000)	9,093,000	105,000
TOTAL COMPREHENSIVE INCOME (LOSS)	123,283,000	81,880,000	75,707,000
Preferred Stock Dividend Requirements Including Capital Stock Expense	434,000	200,000	212,000
Southwestern Electric Power Co [Member]
NET INCOME (LOSS)	165,126,000	146,684,000	117,203,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(11,334,000)	745,000	989,000
Reapplication of Regulated Operations Accounting Guidance for Pensions, Net of Tax	0	0	15,271,000
Amortization of Pension and OPEB Deferred Costs, Net of Tax	511,000	937,000	1,724,000
Pension and OPEB Funded Status, Net of Tax	(3,501,000)	(1,182,000)	1,145,000
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(14,324,000)	500,000	19,129,000
TOTAL COMPREHENSIVE INCOME (LOSS)	150,802,000	147,184,000	136,332,000
Total Comprehensive Income Attributable to Noncontrolling Interest	3,841,000	4,093,000	3,130,000
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	146,961,000	143,091,000	133,202,000
Preferred Stock Dividend Requirements Including Capital Stock Expense	$ 579,000	$ 229,000	$ 229,000

Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flow Hedges, Tax	$ 18,000,000	$ 14,000,000	$ 4,000,000
Securities Available for Sale, Tax	1,000,000	4,000,000	6,000,000
Reapplication of Regulated Operations Accounting Guidance for Pensions, Tax			8,000,000
Amortization of Pension and OPEB Deferred Costs, Tax	13,000,000	12,000,000	13,000,000
Pension and OPEB Funded Status, Tax	41,000,000	25,000,000	12,000,000
Appalachian Power Co [Member]
Cash Flow Hedges, Tax	123,000	3,843,000	970,000
Amortization of Pension and OPEB Deferred Costs, Tax	1,674,000	2,247,000	2,642,000
Pension and OPEB Funded Status, Tax	7,215,000	4,888,000	3,697,000
Indiana Michigan Power Co [Member]
Cash Flow Hedges, Tax	3,553,000	652,000	462,000
Amortization of Pension and OPEB Deferred Costs, Tax	510,000	470,000	445,000
Pension and OPEB Funded Status, Tax	906,000	685,000	13,000
Ohio Power Co [Member]
Cash Flow Hedges, Tax	1,477,000	529,000	3,365,000
Amortization of Pension and OPEB Deferred Costs, Tax	5,894,000	5,128,000	4,614,000
Pension and OPEB Funded Status, Tax	13,876,000	10,901,000	870,000
Public Service Co Of Oklahoma [Member]
Cash Flow Hedges, Tax	724,000	4,896,000	57,000
Southwestern Electric Power Co [Member]
Cash Flow Hedges, Tax	6,103,000	401,000	533,000
Reapplication of Regulated Operations Accounting Guidance for Pensions, Tax	0	0	8,223,000
Amortization of Pension and OPEB Deferred Costs, Tax	275,000	505,000	928,000
Pension and OPEB Funded Status, Tax	$ 1,885,000	$ 636,000	$ 617,000

Consolidated Statements of Changes in Equity (USD $)	Total	Appalachian Power Co [Member]	Indiana Michigan Power Co [Member]	Ohio Power Co [Member]	Public Service Co Of Oklahoma [Member]	Southwestern Electric Power Co [Member]	Common Stock [Member]	Common Stock [Member] Appalachian Power Co [Member]	Common Stock [Member] Indiana Michigan Power Co [Member]	Common Stock [Member] Ohio Power Co [Member]	Common Stock [Member] Public Service Co Of Oklahoma [Member]	Common Stock [Member] Southwestern Electric Power Co [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Appalachian Power Co [Member]	Additional Paid-in Capital [Member] Indiana Michigan Power Co [Member]	Additional Paid-in Capital [Member] Ohio Power Co [Member]	Additional Paid-in Capital [Member] Public Service Co Of Oklahoma [Member]	Additional Paid-in Capital [Member] Southwestern Electric Power Co [Member]	Retained Earnings [Member]	Retained Earnings [Member] Appalachian Power Co [Member]	Retained Earnings [Member] Indiana Michigan Power Co [Member]	Retained Earnings [Member] Ohio Power Co [Member]	Retained Earnings [Member] Public Service Co Of Oklahoma [Member]	Retained Earnings [Member] Southwestern Electric Power Co [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Other Comprehensive Income [Member] Appalachian Power Co [Member]	Accumulated Other Comprehensive Income [Member] Indiana Michigan Power Co [Member]	Accumulated Other Comprehensive Income [Member] Ohio Power Co [Member]	Accumulated Other Comprehensive Income [Member] Public Service Co Of Oklahoma [Member]	Accumulated Other Comprehensive Income [Member] Southwestern Electric Power Co [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Ohio Power Co [Member]	Noncontrolling Interest [Member] Southwestern Electric Power Co [Member]
Beginning Balance at Dec. 31, 2008	$ 10,710,000,000	$ 2,376,591,000	$ 1,434,818,000	$ 3,684,009,000	$ 748,246,000	$ 1,248,929,000	$ 2,771,000,000	$ 260,458,000	$ 56,584,000	$ 321,201,000	$ 157,230,000	$ 135,660,000	$ 4,527,000,000	$ 1,225,292,000	$ 861,291,000	$ 1,158,172,000	$ 340,016,000	$ 530,003,000	$ 3,847,000,000	$ 951,066,000	$ 538,637,000	$ 2,372,720,000	$ 251,704,000	$ 615,110,000	$ (452,000,000)	$ (60,225,000)	$ (21,694,000)	$ (184,883,000)	$ (704,000)	$ (32,120,000)	$ 17,000,000	$ 16,799,000	$ 276,000
Beginning Balance, Shares at Dec. 31, 2008	426,321,248
Issuance of Common Stock, Value	1,779,000,000						468,000,000						1,311,000,000
Issuance of Common Stock, Shares	72,012,017
Capital Contribution from Parent		250,000,000	120,000,000	550,000,000	20,000,000	142,500,000								250,000,000	120,000,000	550,000,000	20,000,000	142,500,000
Common Stock Dividends		(20,000,000)	(98,000,000)	(245,000,000)	(32,000,000)															(20,000,000)	(98,000,000)	(245,000,000)	(32,000,000)
Common Stock Dividends	(758,000,000)			(2,042,000)		(3,375,000)													(753,000,000)												(5,000,000)	(2,042,000)	(3,375,000)
Preferred Stock Dividends	(3,000,000)	(799,000)	(339,000)	(732,000)	(212,000)	(229,000)													(3,000,000)	(799,000)	(339,000)	(732,000)	(212,000)	(229,000)
Purchase of JMG	19,000,000			18,599,000									37,000,000			36,509,000															(18,000,000)	(17,910,000)
Gain on Reacquired Preferred Stock			1,000		1,000										1,000		1,000
Capital Stock Expense		0		0										(101,000)		(157,000)				101,000		157,000
Noncash Dividend of Property to Parent				(8,123,000)																		(8,123,000)
Other Changes in Equity	(50,000,000)			1,111,000	0	0							(51,000,000)				4,214,000	2,476,000					(4,214,000)	(2,476,000)							1,000,000	1,111,000
Subtotal - Equity	11,697,000,000	2,605,792,000	1,456,480,000	3,997,822,000	736,035,000	1,387,825,000
Net Income (Loss)	1,360,000,000			578,234,000		114,073,000													1,360,000,000
Net Income (Loss) Attributable to Noncontrolling Interest	5,000,000			2,042,000		3,130,000																									5,000,000
Net Income (Loss)	1,365,000,000	155,814,000	216,310,000	580,276,000	75,602,000	117,203,000														155,814,000	216,310,000	578,234,000	75,602,000	114,073,000								2,042,000	3,130,000
Other Comprehensive Income (Loss)	78,000,000	9,971,000	(7,000)	16,432,000	105,000	19,129,000																			78,000,000	9,971,000	(7,000)	16,432,000	105,000	19,129,000
Ending Balance at Dec. 31, 2009	13,140,000,000	2,771,577,000	1,672,783,000	4,594,530,000	811,742,000	1,524,157,000	3,239,000,000	260,458,000	56,584,000	321,201,000	157,230,000	135,660,000	5,824,000,000	1,475,393,000	981,292,000	1,744,838,000	364,231,000	674,979,000	4,451,000,000	1,085,980,000	656,608,000	2,696,942,000	290,880,000	726,478,000	(374,000,000)	(50,254,000)	(21,701,000)	(168,451,000)	(599,000)	(12,991,000)	0	0	31,000
Ending Balance, Shares at Dec. 31, 2009	498,333,265
Issuance of Common Stock, Value	93,000,000						18,000,000						75,000,000
Issuance of Common Stock, Shares	2,781,616
Capital Contribution from Parent		0	0	0	0	0
Common Stock Dividends		(88,000,000)	(105,000,000)	(469,075,000)	(51,026,000)															(88,000,000)	(105,000,000)	(469,075,000)	(51,026,000)
Common Stock Dividends	(824,000,000)					(3,763,000)													(820,000,000)												(4,000,000)		(3,763,000)
Preferred Stock Dividends	(3,000,000)	(799,000)	(339,000)	(732,000)	(200,000)	(229,000)													(3,000,000)	(799,000)	(339,000)	(732,000)	(200,000)	(229,000)
Gain on Reacquired Preferred Stock			2,000	4,000	76,000										2,000	4,000	76,000
Capital Stock Expense		(2,000)		0										(103,000)		(149,000)				101,000		149,000
Noncash Dividend of Property to Parent				0
Other Changes in Equity	5,000,000												5,000,000
Subtotal - Equity	12,411,000,000	2,682,780,000	1,567,446,000	4,124,727,000	760,592,000	1,520,165,000
Net Income (Loss)	1,214,000,000			541,616,000		142,591,000													1,214,000,000
Net Income (Loss) Attributable to Noncontrolling Interest	4,000,000			0		4,093,000																									4,000,000
Net Income (Loss)	1,218,000,000	136,668,000	126,091,000	541,616,000	72,787,000	146,684,000														136,668,000	126,091,000	541,616,000	72,787,000	142,591,000									4,093,000
Other Comprehensive Income (Loss)	(7,000,000)	2,231,000	812,000	(11,704,000)	9,093,000	500,000																			(7,000,000)	2,231,000	812,000	(11,704,000)	9,093,000	500,000
Ending Balance at Dec. 31, 2010	13,622,000,000	2,821,679,000	1,694,349,000	4,654,639,000	842,472,000	1,667,349,000	3,257,000,000	260,458,000	56,584,000	321,201,000	157,230,000	135,660,000	5,904,000,000	1,475,496,000	981,294,000	1,744,991,000	364,307,000	674,979,000	4,842,000,000	1,133,748,000	677,360,000	2,768,602,000	312,441,000	868,840,000	(381,000,000)	(48,023,000)	(20,889,000)	(180,155,000)	8,494,000	(12,491,000)	0	0	361,000
Ending Balance, Shares at Dec. 31, 2010	501,114,881				10,482,000
Issuance of Common Stock, Value	92,000,000						17,000,000						75,000,000
Issuance of Common Stock, Shares	2,644,579
Capital Contribution from Parent		100,000,000	0	0	0	0								100,000,000
Common Stock Dividends		(135,000,000)	(75,000,000)	(650,000,000)	(72,500,000)															(135,000,000)	(75,000,000)	(650,000,000)	(72,500,000)
Common Stock Dividends	(898,000,000)					(3,811,000)													(894,000,000)												(4,000,000)		(3,811,000)
Preferred Stock Dividends	(2,000,000)	(732,000)	(313,000)	(671,000)	(180,000)	(210,000)													(2,000,000)	(732,000)	(313,000)	(671,000)	(180,000)	(210,000)
Loss on Reacquired Preferred Stock	(4,000,000)	(1,770,000)	(398,000)	(1,216,000)	(270,000)	(373,000)							(4,000,000)	(1,770,000)	(398,000)	(1,216,000)	(270,000)	(373,000)
Capital Stock Expense	(16,000,000)	1,000		0									(16,000,000)	(26,000)		(324,000)				27,000		324,000
Noncash Dividend of Property to Parent				0
Other Changes in Equity	11,000,000												11,000,000						(2,000,000)												2,000,000
Subtotal - Equity	12,805,000,000	2,784,176,000	1,618,638,000	4,002,752,000	769,522,000	1,662,955,000
Net Income (Loss)	1,946,000,000			464,993,000		161,285,000													1,946,000,000
Net Income (Loss) Attributable to Noncontrolling Interest	3,000,000			0		3,841,000																									3,000,000
Net Income (Loss)	1,949,000,000	162,758,000	149,674,000	464,993,000	124,628,000	165,126,000														162,758,000	149,674,000	464,993,000	124,628,000	161,285,000									3,841,000
Other Comprehensive Income (Loss)	(89,000,000)	(10,520,000)	(7,332,000)	(17,567,000)	(1,345,000)	(14,324,000)																			(89,000,000)	(10,520,000)	(7,332,000)	(17,567,000)	(1,345,000)	(14,324,000)
Ending Balance at Dec. 31, 2011	$ 14,665,000,000	$ 2,936,414,000	$ 1,760,980,000	$ 4,450,178,000	$ 892,805,000	$ 1,813,757,000	$ 3,274,000,000	$ 260,458,000	$ 56,584,000	$ 321,201,000	$ 157,230,000	$ 135,660,000	$ 5,970,000,000	$ 1,573,752,000	$ 980,896,000	$ 1,744,099,000	$ 364,037,000	$ 674,606,000	$ 5,890,000,000	$ 1,160,747,000	$ 751,721,000	$ 2,582,600,000	$ 364,389,000	$ 1,029,915,000	$ (470,000,000)	$ (58,543,000)	$ (28,221,000)	$ (197,722,000)	$ 7,149,000	$ (26,815,000)	$ 1,000,000	$ 0	$ 391,000
Ending Balance, Shares at Dec. 31, 2011	503,759,460				10,482,000

Consolidated Balance Sheets (USD $)	Dec. 31, 2011		Dec. 31, 2010
Current Assets
Cash and Cash Equivalents	$ 221,000,000		$ 294,000,000
Other Temporary Investments	294,000,000		416,000,000
Accounts Receivable:
Customers	690,000,000		683,000,000
Accrued Unbilled Revenues	106,000,000		195,000,000
Pledged Accounts Receivable - AEP Credit	920,000,000		949,000,000
Miscellaneous	150,000,000		137,000,000
Allowance for Uncollectible Accounts	(32,000,000)		(41,000,000)
Total Accounts Receivable	1,834,000,000		1,923,000,000
Fuel	657,000,000		837,000,000
Materials and Supplies	635,000,000		611,000,000
Risk Management Assets	193,000,000		232,000,000
Accrued Tax Benefits	51,000,000		389,000,000
Regulatory Asset for Under-Recovered Fuel Costs	65,000,000		81,000,000
Margin Deposits	67,000,000		88,000,000
Prepayments and Other Current Assets	165,000,000		145,000,000
TOTAL CURRENT ASSETS	4,182,000,000		5,016,000,000
Property, Plant and Equipment
Generation	24,938,000,000		24,352,000,000
Transmission	9,048,000,000		8,576,000,000
Distribution	14,783,000,000		14,208,000,000
Other Property, Plant and Equipment	3,780,000,000		3,846,000,000
Construction Work in Progress	3,121,000,000		2,758,000,000
Total Property, Plant and Equipment	55,670,000,000		53,740,000,000
Accumulated Depreciation and Amortization	18,699,000,000		18,066,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	36,971,000,000		35,674,000,000
Other Noncurrent Assets
Regulatory Assets	6,026,000,000		4,943,000,000
Securitized Transition Assets	1,627,000,000		1,742,000,000
Spent Nuclear Fuel and Decommissioning Trusts	1,592,000,000		1,515,000,000
Goodwill	76,000,000		76,000,000
Long-term Risk Management Assets	403,000,000		410,000,000
Deferred Charges and Other Noncurrent Assets	1,346,000,000		1,079,000,000
TOTAL OTHER NONCURRENT ASSETS	11,070,000,000		9,765,000,000
TOTAL ASSETS	52,223,000,000		50,455,000,000
Current Liabilities
Accounts Payable	1,095,000,000		1,061,000,000
Short-term Debt:
Securitized Debt for Receivables - AEP Credit	666,000,000	[1]	690,000,000	[1]
Other Short-term Debt	984,000,000		656,000,000
Total Short-term Debt	1,650,000,000		1,346,000,000
Long-term Debt Due Within One Year	1,433,000,000		1,309,000,000
Risk Management Liabilities	150,000,000		129,000,000
Customer Deposits	289,000,000		273,000,000
Accrued Taxes	717,000,000		702,000,000
Accrued Interest	279,000,000		281,000,000
Obligations Under Capital Leases	74,000,000		76,000,000
Regulatory Liability for Over-Recovered Fuel Costs	8,000,000		17,000,000
Deferred Gain and Accrued Litigation Costs	0		448,000,000
Other Current Liabilities	990,000,000		952,000,000
TOTAL CURRENT LIABILITIES	6,611,000,000		6,518,000,000
Noncurrent Liabilities
Long-term Debt	15,083,000,000		15,502,000,000
Long-term Risk Management Liabilities	195,000,000		141,000,000
Deferred Income Taxes	8,227,000,000		7,359,000,000
Regulatory Liabilities and Deferred Investment Tax Credits	3,195,000,000		3,171,000,000
Asset Retirement Obligations	1,472,000,000		1,394,000,000
Employee Benefits and Pension Obligations	1,801,000,000		1,893,000,000
Obligations Under Capital Leases	384,000,000		398,000,000
Deferred Credits and Other Noncurrent Liabilities	974,000,000		795,000,000
TOTAL NONCURRENT LIABILITIES	30,947,000,000		30,255,000,000
TOTAL LIABILITIES	37,558,000,000		36,773,000,000
Cumulative Preferred Stock Not Subject to Mandatory Redemption	0		60,000,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	3,274,000,000		3,257,000,000
Paid-in Capital	5,970,000,000		5,904,000,000
Retained Earnings	5,890,000,000		4,842,000,000
Accumulated Other Comprehensive Income (Loss)	(470,000,000)		(381,000,000)
TOTAL COMMON SHAREHOLDER'S EQUITY	14,664,000,000		13,622,000,000
Noncontrolling Interests	1,000,000		0
TOTAL EQUITY	14,665,000,000		13,622,000,000
TOTAL LIABILITIES AND EQUITY	52,223,000,000		50,455,000,000
Appalachian Power Co [Member]
Current Assets
Cash and Cash Equivalents	2,317,000		951,000
Advances to Affiliates	22,008,000		0
Accounts Receivable:
Customers	158,382,000		166,878,000
Affiliated Companies	136,194,000		145,972,000
Accrued Unbilled Revenues	68,427,000		108,210,000
Miscellaneous	5,505,000		3,090,000
Allowance for Uncollectible Accounts	(5,289,000)		(6,667,000)
Total Accounts Receivable	363,219,000		417,483,000
Fuel	143,931,000		230,697,000
Materials and Supplies	101,724,000		89,370,000
Risk Management Assets	39,645,000		53,242,000
Accrued Tax Benefits	7,715,000		104,435,000
Regulatory Asset for Under-Recovered Fuel Costs	41,105,000		18,300,000
Prepayments and Other Current Assets	21,745,000		35,811,000
TOTAL CURRENT ASSETS	743,409,000		950,289,000
Property, Plant and Equipment
Generation	5,194,967,000		4,736,150,000
Transmission	1,943,969,000		1,852,415,000
Distribution	2,845,405,000		2,740,752,000
Other Property, Plant and Equipment	357,326,000		348,013,000
Construction Work in Progress	565,841,000		562,280,000
Total Property, Plant and Equipment	10,907,508,000		10,239,610,000
Accumulated Depreciation and Amortization	2,994,016,000		2,843,087,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	7,913,492,000		7,396,523,000
Other Noncurrent Assets
Regulatory Assets	1,481,193,000		1,486,625,000
Long-term Risk Management Assets	39,226,000		38,420,000
Deferred Charges and Other Noncurrent Assets	122,187,000		125,296,000
TOTAL OTHER NONCURRENT ASSETS	1,642,606,000		1,650,341,000
TOTAL ASSETS	10,299,507,000		9,997,153,000
Current Liabilities
Advances from Affiliates	198,248,000		128,331,000
Accounts Payable	186,612,000		223,144,000
Affiliated Companies	137,376,000		166,884,000
Short-term Debt:
Long-term Debt Due Within One Year	594,525,000		479,672,000
Risk Management Liabilities	26,606,000		27,993,000
Customer Deposits	61,690,000		58,451,000
Deferred Income Taxes	14,255,000		44,180,000
Accrued Taxes	63,422,000		75,619,000
Accrued Interest	57,230,000		57,871,000
Other Current Liabilities	105,646,000		93,286,000
TOTAL CURRENT LIABILITIES	1,445,610,000		1,355,431,000
Noncurrent Liabilities
Long-term Debt	3,131,726,000		3,081,469,000
Long-term Risk Management Liabilities	12,923,000		10,873,000
Deferred Income Taxes	1,736,180,000		1,642,072,000
Regulatory Liabilities and Deferred Investment Tax Credits	576,792,000		562,381,000
Employee Benefits and Pension Obligations	302,182,000		306,460,000
Deferred Credits and Other Noncurrent Liabilities	157,680,000		199,041,000
TOTAL NONCURRENT LIABILITIES	5,917,483,000		5,802,296,000
TOTAL LIABILITIES	7,363,093,000		7,157,727,000
Cumulative Preferred Stock Not Subject to Mandatory Redemption	0		17,747,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	260,458,000		260,458,000
Paid-in Capital	1,573,752,000		1,475,496,000
Retained Earnings	1,160,747,000		1,133,748,000
Accumulated Other Comprehensive Income (Loss)	(58,543,000)		(48,023,000)
TOTAL EQUITY	2,936,414,000		2,821,679,000
TOTAL LIABILITIES AND EQUITY	10,299,507,000		9,997,153,000
Indiana Michigan Power Co [Member]
Current Assets
Cash and Cash Equivalents	1,020,000		361,000
Advances to Affiliates	95,714,000		0
Accounts Receivable:
Customers	72,461,000		76,193,000
Affiliated Companies	90,980,000		149,169,000
Accrued Unbilled Revenues	14,780,000		19,449,000
Miscellaneous	22,685,000		10,968,000
Allowance for Uncollectible Accounts	(1,750,000)		(1,692,000)
Total Accounts Receivable	199,156,000		254,087,000
Fuel	52,979,000		87,551,000
Materials and Supplies	175,924,000		178,331,000
Risk Management Assets	32,152,000		27,526,000
Accrued Tax Benefits	38,425,000		71,113,000
Deferred Cook Plant Fire Costs	63,809,000		45,752,000
Prepayments and Other Current Assets	35,395,000		33,713,000
TOTAL CURRENT ASSETS	694,574,000		698,434,000
Property, Plant and Equipment
Generation	3,932,472,000		3,774,262,000
Transmission	1,224,786,000		1,188,665,000
Distribution	1,481,608,000		1,411,095,000
Other Property, Plant and Equipment	709,558,000		719,708,000
Construction Work in Progress	236,096,000		301,534,000
Total Property, Plant and Equipment	7,584,520,000		7,395,264,000
Accumulated Depreciation and Amortization	3,179,920,000		3,124,998,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	4,404,600,000		4,270,266,000
Other Noncurrent Assets
Regulatory Assets	602,979,000		556,254,000
Spent Nuclear Fuel and Decommissioning Trusts	1,591,732,000		1,515,227,000
Long-term Risk Management Assets	29,362,000		31,485,000
Deferred Charges and Other Noncurrent Assets	69,309,000		77,229,000
TOTAL OTHER NONCURRENT ASSETS	2,293,382,000		2,180,195,000
TOTAL ASSETS	7,392,556,000		7,148,895,000
Current Liabilities
Advances from Affiliates	0		42,769,000
Accounts Payable	113,063,000		121,665,000
Affiliated Companies	81,102,000		105,221,000
Short-term Debt:
Long-term Debt Due Within One Year	279,075,000		154,457,000
Risk Management Liabilities	16,980,000		16,785,000
Customer Deposits	30,696,000		29,264,000
Accrued Taxes	65,233,000		62,637,000
Accrued Interest	27,798,000		27,444,000
Other Current Liabilities	117,879,000		140,710,000
TOTAL CURRENT LIABILITIES	731,826,000		700,952,000
Noncurrent Liabilities
Long-term Debt	1,778,600,000		1,849,769,000
Long-term Risk Management Liabilities	18,871,000		6,530,000
Deferred Income Taxes	925,712,000		760,105,000
Regulatory Liabilities and Deferred Investment Tax Credits	875,202,000		852,197,000
Asset Retirement Obligations	1,013,122,000		963,029,000
Deferred Credits and Other Noncurrent Liabilities	288,243,000		313,892,000
TOTAL NONCURRENT LIABILITIES	4,899,750,000		4,745,522,000
TOTAL LIABILITIES	5,631,576,000		5,446,474,000
Cumulative Preferred Stock Not Subject to Mandatory Redemption	0		8,072,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	56,584,000		56,584,000
Paid-in Capital	980,896,000		981,294,000
Retained Earnings	751,721,000		677,360,000
Accumulated Other Comprehensive Income (Loss)	(28,221,000)		(20,889,000)
TOTAL EQUITY	1,760,980,000		1,694,349,000
TOTAL LIABILITIES AND EQUITY	7,392,556,000		7,148,895,000
Ohio Power Co [Member]
Current Assets
Cash and Cash Equivalents	2,095,000		949,000
Advances to Affiliates	219,458,000		154,702,000
Accounts Receivable:
Customers	146,432,000		136,373,000
Affiliated Companies	162,830,000		252,851,000
Accrued Unbilled Revenues	19,012,000		60,749,000
Miscellaneous	16,994,000		15,042,000
Allowance for Uncollectible Accounts	(3,563,000)		(3,768,000)
Total Accounts Receivable	341,705,000		461,247,000
Fuel	262,886,000		330,171,000
Materials and Supplies	201,325,000		204,700,000
Risk Management Assets	54,293,000		54,547,000
Accrued Tax Benefits	11,975,000		77,818,000
Prepayments and Other Current Assets	41,560,000		77,884,000
TOTAL CURRENT ASSETS	1,135,297,000		1,362,018,000
Property, Plant and Equipment
Generation	9,502,614,000		9,576,404,000
Transmission	1,948,329,000		1,896,989,000
Distribution	3,545,574,000		3,422,413,000
Other Property, Plant and Equipment	546,642,000		562,847,000
Construction Work in Progress	354,465,000		325,903,000
Total Property, Plant and Equipment	15,897,624,000		15,784,556,000
Accumulated Depreciation and Amortization	5,742,561,000		5,533,889,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	10,155,063,000		10,250,667,000
Other Noncurrent Assets
Regulatory Assets	1,370,504,000		1,232,122,000
Long-term Risk Management Assets	53,614,000		50,101,000
Deferred Charges and Other Noncurrent Assets	309,775,000		342,127,000
TOTAL OTHER NONCURRENT ASSETS	1,733,893,000		1,624,350,000
TOTAL ASSETS	13,024,253,000		13,237,035,000
Current Liabilities
Accounts Payable	293,730,000		269,165,000
Affiliated Companies	183,898,000		202,050,000
Short-term Debt:
Long-term Debt Due Within One Year	244,500,000		165,000,000
Risk Management Liabilities	36,561,000		38,133,000
Customer Deposits	55,785,000		57,669,000
Accrued Taxes	450,570,000		455,825,000
Accrued Interest	66,441,000		67,017,000
Other Current Liabilities	182,490,000		210,555,000
TOTAL CURRENT LIABILITIES	1,513,975,000		1,465,414,000
Noncurrent Liabilities
Long-term Debt	3,609,648,000		3,803,352,000
Long-term Debt - Affiliated	200,000,000		200,000,000
Long-term Risk Management Liabilities	17,890,000		14,626,000
Deferred Income Taxes	2,245,380,000		2,136,467,000
Regulatory Liabilities and Deferred Investment Tax Credits	301,124,000		290,291,000
Employee Benefits and Pension Obligations	335,029,000		383,160,000
Deferred Credits and Other Noncurrent Liabilities	351,029,000		272,470,000
TOTAL NONCURRENT LIABILITIES	7,060,100,000		7,100,366,000
TOTAL LIABILITIES	8,574,075,000		8,565,780,000
Cumulative Preferred Stock Not Subject to Mandatory Redemption	0		16,616,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	321,201,000		321,201,000
Paid-in Capital	1,744,099,000		1,744,991,000
Retained Earnings	2,582,600,000		2,768,602,000
Accumulated Other Comprehensive Income (Loss)	(197,722,000)		(180,155,000)
TOTAL EQUITY	4,450,178,000		4,654,639,000
TOTAL LIABILITIES AND EQUITY	13,024,253,000		13,237,035,000
Public Service Co Of Oklahoma [Member]
Current Assets
Cash and Cash Equivalents	1,413,000		470,000
Advances to Affiliates	39,876,000		0
Accounts Receivable:
Customers	39,977,000		43,049,000
Affiliated Companies	23,079,000		65,070,000
Miscellaneous	8,993,000		5,497,000
Allowance for Uncollectible Accounts	(777,000)		(971,000)
Total Accounts Receivable	71,272,000		112,645,000
Fuel	20,854,000		20,176,000
Materials and Supplies	50,347,000		46,247,000
Risk Management Assets	565,000		14,225,000
Accrued Tax Benefits	6,733,000		38,589,000
Regulatory Asset for Under-Recovered Fuel Costs	4,313,000		37,262,000
Prepayments and Other Current Assets	13,453,000		9,416,000
TOTAL CURRENT ASSETS	208,826,000		279,030,000
Property, Plant and Equipment
Generation	1,317,948,000		1,330,368,000
Transmission	692,644,000		663,994,000
Distribution	1,762,110,000		1,686,470,000
Other Property, Plant and Equipment	214,626,000		235,406,000
Construction Work in Progress	70,371,000		59,091,000
Total Property, Plant and Equipment	4,057,699,000		3,975,329,000
Accumulated Depreciation and Amortization	1,266,816,000		1,255,064,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	2,790,883,000		2,720,265,000
Other Noncurrent Assets
Regulatory Assets	266,545,000		263,545,000
Long-term Risk Management Assets	314,000		252,000
Deferred Charges and Other Noncurrent Assets	13,536,000		20,979,000
TOTAL OTHER NONCURRENT ASSETS	280,395,000		284,776,000
TOTAL ASSETS	3,280,104,000		3,284,071,000
Current Liabilities
Advances from Affiliates	0		91,382,000
Accounts Payable	76,607,000		69,155,000
Affiliated Companies	45,029,000		53,179,000
Short-term Debt:
Long-term Debt Due Within One Year	311,000		25,000,000
Risk Management Liabilities	1,280,000		922,000
Customer Deposits	47,493,000		41,217,000
Accrued Taxes	21,660,000		25,390,000
Accrued Interest	12,637,000		9,238,000
Other Current Liabilities	43,586,000		38,095,000
TOTAL CURRENT LIABILITIES	248,603,000		353,578,000
Noncurrent Liabilities
Long-term Debt	947,053,000		946,186,000
Long-term Risk Management Liabilities	1,330,000		197,000
Deferred Income Taxes	726,463,000		660,783,000
Regulatory Liabilities and Deferred Investment Tax Credits	334,812,000		336,961,000
Employee Benefits and Pension Obligations	84,548,000		98,107,000
Deferred Credits and Other Noncurrent Liabilities	44,490,000		40,905,000
TOTAL NONCURRENT LIABILITIES	2,138,696,000		2,083,139,000
TOTAL LIABILITIES	2,387,299,000		2,436,717,000
Cumulative Preferred Stock Not Subject to Mandatory Redemption	0		4,882,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	157,230,000		157,230,000
Paid-in Capital	364,037,000		364,307,000
Retained Earnings	364,389,000		312,441,000
Accumulated Other Comprehensive Income (Loss)	7,149,000		8,494,000
TOTAL EQUITY	892,805,000		842,472,000
TOTAL LIABILITIES AND EQUITY	3,280,104,000		3,284,071,000
Southwestern Electric Power Co [Member]
Current Assets
Cash and Cash Equivalents	801,000		1,514,000
Advances to Affiliates	0		86,222,000
Accounts Receivable:
Customers	35,054,000		34,434,000
Affiliated Companies	23,730,000		43,219,000
Miscellaneous	19,370,000		17,739,000
Allowance for Uncollectible Accounts	(989,000)		(588,000)
Total Accounts Receivable	77,165,000		94,804,000
Fuel	102,015,000		91,777,000
Materials and Supplies	55,325,000		50,395,000
Risk Management Assets	445,000		1,209,000
Deferred Income Tax Benefits	8,195,000		15,529,000
Accrued Tax Benefits	1,541,000		37,900,000
Regulatory Asset for Under-Recovered Fuel Costs	10,843,000		758,000
Prepayments and Other Current Assets	16,827,000		24,270,000
TOTAL CURRENT ASSETS	273,157,000		404,378,000
Property, Plant and Equipment
Generation	2,326,102,000		2,297,463,000
Transmission	988,534,000		943,724,000
Distribution	1,675,764,000		1,611,129,000
Other Property, Plant and Equipment	637,019,000		632,158,000
Construction Work in Progress	1,443,569,000		1,071,603,000
Total Property, Plant and Equipment	7,070,988,000		6,556,077,000
Accumulated Depreciation and Amortization	2,211,912,000		2,130,351,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	4,859,076,000		4,425,726,000
Other Noncurrent Assets
Regulatory Assets	394,276,000		332,698,000
Long-term Risk Management Assets	282,000		438,000
Deferred Charges and Other Noncurrent Assets	74,992,000		80,327,000
TOTAL OTHER NONCURRENT ASSETS	469,550,000		413,463,000
TOTAL ASSETS	5,601,783,000		5,243,567,000
Current Liabilities
Advances from Affiliates	132,473,000		0
Accounts Payable	181,268,000		162,271,000
Affiliated Companies	59,201,000		64,474,000
Short-term Debt:
Other Short-term Debt	17,016,000		6,217,000
Long-term Debt Due Within One Year	20,000,000		41,135,000
Risk Management Liabilities	24,359,000		4,067,000
Customer Deposits	52,095,000		48,245,000
Accrued Taxes	44,404,000		30,516,000
Accrued Interest	39,629,000		39,856,000
Obligations Under Capital Leases	15,058,000		13,265,000
Regulatory Liability for Over-Recovered Fuel Costs	5,032,000		16,432,000
Provision for Refund	4,404,000		7,698,000
Other Current Liabilities	60,009,000		59,420,000
TOTAL CURRENT LIABILITIES	654,948,000		493,596,000
Noncurrent Liabilities
Long-term Debt	1,708,637,000		1,728,385,000
Long-term Risk Management Liabilities	221,000		338,000
Deferred Income Taxes	665,668,000		624,333,000
Regulatory Liabilities and Deferred Investment Tax Credits	428,571,000		393,673,000
Asset Retirement Obligations	65,673,000		56,632,000
Employee Benefits and Pension Obligations	87,159,000		96,314,000
Obligations Under Capital Leases	112,802,000		115,399,000
Deferred Credits and Other Noncurrent Liabilities	64,347,000		62,852,000
TOTAL NONCURRENT LIABILITIES	3,133,078,000		3,077,926,000
TOTAL LIABILITIES	3,788,026,000		3,571,522,000
Cumulative Preferred Stock Not Subject to Mandatory Redemption	0		4,696,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	135,660,000		135,660,000
Paid-in Capital	674,606,000		674,979,000
Retained Earnings	1,029,915,000		868,840,000
Accumulated Other Comprehensive Income (Loss)	(26,815,000)		(12,491,000)
TOTAL COMMON SHAREHOLDER'S EQUITY	1,813,366,000		1,666,988,000
Noncontrolling Interests	391,000		361,000
TOTAL EQUITY	1,813,757,000		1,667,349,000
TOTAL LIABILITIES AND EQUITY	$ 5,601,783,000		$ 5,243,567,000

[1]	Amount of securitized debt for receivables as accounted for under the "Transfers and Servicing" accounting guidance.

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Other Temporary Investments	$ 294,000,000	$ 416,000,000
Fuel	657,000,000	837,000,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	3,780,000,000	3,846,000,000
Accumulated Depreciation and Amortization	18,699,000,000	18,066,000,000
Current Liabilities
Long-term Debt Due Within One Year	1,433,000,000	1,309,000,000
Noncurrent Liabilities
Long-term Debt	15,083,000,000	15,502,000,000
Equity
Common Stock, Par Value Per Share	$ 6.5	$ 6.5
Common Stock, Shares Authorized	600,000,000	600,000,000
Common Stock, Shares, Issued	503,759,460	501,114,881
Treasury Stock, Shares	20,336,592	20,307,725
Appalachian Power Co [Member]
Current Assets
Fuel	143,931,000	230,697,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	357,326,000	348,013,000
Accumulated Depreciation and Amortization	2,994,016,000	2,843,087,000
Current Liabilities
Long-term Debt Due Within One Year	594,525,000	479,672,000
Noncurrent Liabilities
Long-term Debt	3,131,726,000	3,081,469,000
Equity
Common Stock, Par Value Per Share	$ 0	$ 0
Common Stock, Shares Authorized	30,000,000	30,000,000
Common Stock, Shares Outstanding	13,499,500	13,499,500
Indiana Michigan Power Co [Member]
Current Assets
Fuel	52,979,000	87,551,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	709,558,000	719,708,000
Accumulated Depreciation and Amortization	3,179,920,000	3,124,998,000
Current Liabilities
Long-term Debt Due Within One Year	279,075,000	154,457,000
Noncurrent Liabilities
Long-term Debt	1,778,600,000	1,849,769,000
Equity
Common Stock, Par Value Per Share	$ 0	$ 0
Common Stock, Shares Authorized	2,500,000	2,500,000
Common Stock, Shares Outstanding	1,400,000	1,400,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member]
Current Liabilities
Long-term Debt Due Within One Year	101,620,000	77,457,000
Ohio Power Co [Member]
Current Assets
Fuel	262,886,000	330,171,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	546,642,000	562,847,000
Accumulated Depreciation and Amortization	5,742,561,000	5,533,889,000
Current Liabilities
Long-term Debt Due Within One Year	244,500,000	165,000,000
Noncurrent Liabilities
Long-term Debt	3,609,648,000	3,803,352,000
Equity
Common Stock, Par Value Per Share	$ 0	$ 0
Common Stock, Shares Authorized	40,000,000	40,000,000
Common Stock, Shares Outstanding	27,952,473	27,952,473
Public Service Co Of Oklahoma [Member]
Current Assets
Fuel	20,854,000	20,176,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	214,626,000	235,406,000
Accumulated Depreciation and Amortization	1,266,816,000	1,255,064,000
Current Liabilities
Long-term Debt Due Within One Year	311,000	25,000,000
Noncurrent Liabilities
Long-term Debt	947,053,000	946,186,000
Equity
Common Stock, Par Value Per Share	$ 15	$ 15
Common Stock, Shares Authorized	11,000,000	11,000,000
Common Stock, Shares, Issued	10,482,000	10,482,000
Common Stock, Shares Outstanding	9,013,000	9,013,000
Southwestern Electric Power Co [Member]
Current Assets
Fuel	102,015,000	91,777,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	637,019,000	632,158,000
Accumulated Depreciation and Amortization	2,211,912,000	2,130,351,000
Current Liabilities
Long-term Debt Due Within One Year	20,000,000	41,135,000
Noncurrent Liabilities
Long-term Debt	1,708,637,000	1,728,385,000
Equity
Common Stock, Par Value Per Share	$ 18	$ 18
Common Stock, Shares Authorized	7,600,000	7,600,000
Common Stock, Shares Outstanding	7,536,640	7,536,640
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Current Assets
Fuel	32,651,000	35,055,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	232,948,000	224,857,000
Accumulated Depreciation and Amortization	103,586,000	91,840,000
AEP Subsidiaries [Member]
Current Assets
Other Temporary Investments	281,000,000	287,000,000
Current Liabilities
Long-term Debt Due Within One Year	293,000,000	237,000,000
Noncurrent Liabilities
Long-term Debt	$ 1,674,000,000	$ 1,857,000,000

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activites
Net Income (Loss)	$ 1,949,000,000	$ 1,218,000,000	$ 1,365,000,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	1,655,000,000	1,641,000,000	1,597,000,000
Deferred Income Taxes	794,000,000	809,000,000	1,244,000,000
Gain on Settlement with BOA and Enron	(51,000,000)	0	0
Settlement of Litigation with BOA and Enron	(211,000,000)	0	0
Extraordinary Items, Net of Tax	(373,000,000)	0	5,000,000
Asset Impairments and Other Related Charges	139,000,000	0	0
Carrying Costs Income	(393,000,000)	(70,000,000)	(47,000,000)
Allowance for Equity Funds Used During Construction	(98,000,000)	(77,000,000)	(82,000,000)
Mark-to-Market of Risk Management Contracts	37,000,000	30,000,000	(59,000,000)
Amortization of Nuclear Fuel	137,000,000	139,000,000	63,000,000
Pension Contributions to Qualified Plan Trust	(450,000,000)	(500,000,000)	0
Property Taxes	(15,000,000)	(21,000,000)	(17,000,000)
Fuel Over/Under-Recovery, Net	(25,000,000)	(253,000,000)	(474,000,000)
Change in Other Noncurrent Assets	(112,000,000)	(89,000,000)	(152,000,000)
Change in Other Noncurrent Liabilities	307,000,000	202,000,000	244,000,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	107,000,000	(866,000,000)	41,000,000
Fuel, Materials and Supplies	176,000,000	221,000,000	(475,000,000)
Accounts Payable	(44,000,000)	(36,000,000)	8,000,000
Accrued Taxes, Net	193,000,000	179,000,000	(470,000,000)
Other Current Assets	37,000,000	73,000,000	(73,000,000)
Other Current Liabilities	29,000,000	62,000,000	(243,000,000)
Net Cash Flows from (Used for) Operating Activities	3,788,000,000	2,662,000,000	2,475,000,000
Investing Activities
Construction Expenditures	(2,669,000,000)	(2,345,000,000)	(2,792,000,000)
Change in Other Temporary Investments, Net	8,000,000	(4,000,000)	16,000,000
Purchases of Investment Securities	(1,321,000,000)	(1,918,000,000)	(853,000,000)
Sales of Investment Securities	1,379,000,000	1,817,000,000	748,000,000
Acquisitions of Nuclear Fuel	(106,000,000)	(91,000,000)	(169,000,000)
Acquisitions of Assets	(19,000,000)	(155,000,000)	(104,000,000)
Acquisition of Cushion Gas from BOA	(214,000,000)	0	0
Proceeds from Sales of Assets	123,000,000	187,000,000	278,000,000
Other Investing Activities	(71,000,000)	(14,000,000)	(40,000,000)
Net Cash Flows from (Used for) Investing Activities	(2,890,000,000)	(2,523,000,000)	(2,916,000,000)
Financing Activities
Issuance of Common Stock, Net	92,000,000	93,000,000	1,728,000,000
Issuance of Long-term Debt	1,328,000,000	1,270,000,000	2,306,000,000
Credit Facility Borrowings	488,000,000	565,000,000	127,000,000
Change in Short-term Debt, Net	744,000,000	770,000,000	119,000,000
Retirement of Long-term Debt	(1,665,000,000)	(1,993,000,000)	(816,000,000)
Retirement of Cumulative Preferred Stock	(64,000,000)	0	0
Credit Facility Repayments	(928,000,000)	(115,000,000)	(2,096,000,000)
Principal Payments for Capital Lease Obligations	(71,000,000)	(95,000,000)	(82,000,000)
Dividends Paid on Common Stock	(898,000,000)	(824,000,000)	(758,000,000)
Dividends Paid on Cumulative Preferred Stock	(2,000,000)	(3,000,000)	(3,000,000)
Other Financing Activities	5,000,000	(3,000,000)	(5,000,000)
Net Cash Flows from (Used for) Financing Activities	(971,000,000)	(335,000,000)	520,000,000
Net Increase (Decrease) in Cash and Cash Equivalents	(73,000,000)	(196,000,000)	79,000,000
Cash and Cash Equivalents at Beginning of Period	294,000,000	490,000,000	411,000,000
Cash and Cash Equivalents at End of Period	221,000,000	294,000,000	490,000,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	900,000,000	958,000,000	924,000,000
Net Cash Paid (Received) for Income Taxes	(118,000,000)	(268,000,000)	(98,000,000)
Noncash Acquisitions Under Capital Leases	54,000,000	225,000,000	86,000,000
Construction Expenditures Included in Current Liabilities at December 31,	380,000,000	267,000,000	348,000,000
Appalachian Power Co [Member]
Operating Activites
Net Income (Loss)	162,758,000	136,668,000	155,814,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	270,529,000	304,192,000	273,506,000
Deferred Income Taxes	107,565,000	144,413,000	322,626,000
Carrying Costs Income	(13,433,000)	(33,080,000)	(22,761,000)
Allowance for Equity Funds Used During Construction	(9,212,000)	(2,967,000)	(7,000,000)
Mark-to-Market of Risk Management Contracts	(26,000)	29,182,000	(15,346,000)
Pension Contributions to Qualified Plan Trust	(60,312,000)	(36,784,000)	0
Fuel Over/Under-Recovery, Net	(9,589,000)	(13,356,000)	(194,436,000)
Change in Regulatory Assets	(19,355,000)	38,475,000	(84,159,000)
Change in Other Noncurrent Assets	(2,402,000)	(15,668,000)	(2,926,000)
Change in Other Noncurrent Liabilities	10,392,000	1,757,000	3,895,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	59,352,000	(63,426,000)	(14,489,000)
Fuel, Materials and Supplies	80,191,000	116,530,000	(221,280,000)
Accounts Payable	(60,843,000)	(16,823,000)	(41,370,000)
Accrued Taxes, Net	71,610,000	76,881,000	(172,126,000)
Other Current Assets	15,570,000	1,287,000	(3,608,000)
Other Current Liabilities	3,933,000	(11,717,000)	(5,607,000)
Net Cash Flows from (Used for) Operating Activities	606,728,000	655,564,000	(29,267,000)
Investing Activities
Construction Expenditures	(463,077,000)	(534,334,000)	(543,587,000)
Change in Advances to Affiliates, Net	(22,008,000)	0	0
Acquisitions of Assets	(302,512,000)	(2,485,000)	(1,116,000)
Other Investing Activities	15,096,000	12,871,000	14,745,000
Net Cash Flows from (Used for) Investing Activities	(772,501,000)	(523,948,000)	(529,958,000)
Financing Activities
Capital Contribution from Parent	100,000,000	0	250,000,000
Issuance of Long-term Debt	739,393,000	363,726,000	447,883,000
Change in Advances from Affiliates, Net	69,917,000	(101,215,000)	34,658,000
Retirement of Long-term Debt	(579,672,000)	(200,019,000)	(150,017,000)
Retirement of Long-term Debt - Affiliated	0	(100,000,000)	0
Retirement of Cumulative Preferred Stock	(19,517,000)	(4,000)	0
Principal Payments for Capital Lease Obligations	(7,447,000)	(7,001,000)	(3,479,000)
Dividends Paid on Common Stock - Affiliated	(135,000,000)	(88,000,000)	(20,000,000)
Dividends Paid on Cumulative Preferred Stock	(732,000)	(799,000)	(799,000)
Other Financing Activities	197,000	641,000	989,000
Net Cash Flows from (Used for) Financing Activities	167,139,000	(132,671,000)	559,235,000
Net Increase (Decrease) in Cash and Cash Equivalents	1,366,000	(1,055,000)	10,000
Cash and Cash Equivalents at Beginning of Period	951,000	2,006,000	1,996,000
Cash and Cash Equivalents at End of Period	2,317,000	951,000	2,006,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	198,465,000	202,884,000	209,806,000
Net Cash Paid (Received) for Income Taxes	(66,520,000)	(153,205,000)	(81,508,000)
Noncash Acquisitions Under Capital Leases	2,692,000	22,772,000	2,572,000
Government Grants Included in Accounts Receivable at December 31,	1,048,000	1,049,000	0
Construction Expenditures Included in Current Liabilities at December 31,	65,308,000	66,048,000	108,077,000
Indiana Michigan Power Co [Member]
Operating Activites
Net Income (Loss)	149,674,000	126,091,000	216,310,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	133,394,000	136,443,000	134,690,000
Accretion of Asset Retirement Obligations	11,668,000	11,905,000	11,178,000
Deferred Income Taxes	141,015,000	63,947,000	271,264,000
Amortization (Deferral) of Incremental Nuclear Refueling Outage Expenses, Net	13,244,000	(31,939,000)	3,110,000
Allowance for Equity Funds Used During Construction	(15,395,000)	(15,678,000)	(12,013,000)
Mark-to-Market of Risk Management Contracts	(1,590,000)	4,592,000	(10,533,000)
Amortization of Nuclear Fuel	136,707,000	139,438,000	62,699,000
Pension Contributions to Qualified Plan Trust	(52,588,000)	(71,681,000)	0
Fuel Over/Under-Recovery, Net	(13,885,000)	(12,589,000)	34,676,000
Change in Other Noncurrent Assets	(22,977,000)	(12,597,000)	(16,555,000)
Change in Other Noncurrent Liabilities	50,371,000	56,592,000	45,276,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	57,661,000	(85,072,000)	19,338,000
Fuel, Materials and Supplies	40,239,000	(16,564,000)	(20,676,000)
Accounts Payable	(52,175,000)	46,579,000	(65,424,000)
Accrued Taxes, Net	15,508,000	77,075,000	(132,214,000)
Cook Plant Fire Costs	18,282,000	87,347,000	(89,409,000)
Other Current Assets	6,409,000	5,056,000	(5,351,000)
Other Current Liabilities	6,167,000	4,149,000	(2,924,000)
Net Cash Flows from (Used for) Operating Activities	621,729,000	513,094,000	443,442,000
Investing Activities
Construction Expenditures	(301,242,000)	(333,238,000)	(332,775,000)
Change in Advances to Affiliates, Net	(95,714,000)	114,012,000	(114,012,000)
Purchases of Investment Securities	(1,166,690,000)	(1,414,473,000)	(770,919,000)
Sales of Investment Securities	1,110,909,000	1,361,813,000	712,742,000
Acquisitions of Nuclear Fuel	(105,703,000)	(90,903,000)	(169,138,000)
Other Investing Activities	47,169,000	17,105,000	21,004,000
Net Cash Flows from (Used for) Investing Activities	(511,271,000)	(345,684,000)	(653,098,000)
Financing Activities
Capital Contribution from Parent	0	0	120,000,000
Issuance of Long-term Debt	185,972,000	152,464,000	670,060,000
Issuance of Long-term Debt - Affiliated	0	0	25,000,000
Change in Advances from Affiliates, Net	(42,769,000)	42,769,000	(476,036,000)
Retirement of Long-term Debt	(160,645,000)	(202,011,000)	0
Retirement of Long-term Debt - Affiliated	0	(25,000,000)	0
Retirement of Cumulative Preferred Stock	(8,470,000)	(3,000)	(2,000)
Principal Payments for Capital Lease Obligations	(8,652,000)	(31,180,000)	(31,637,000)
Dividends Paid on Common Stock - Affiliated	(75,000,000)	(105,000,000)	(98,000,000)
Dividends Paid on Cumulative Preferred Stock	(313,000)	(339,000)	(339,000)
Other Financing Activities	78,000	472,000	661,000
Net Cash Flows from (Used for) Financing Activities	(109,799,000)	(167,828,000)	209,707,000
Net Increase (Decrease) in Cash and Cash Equivalents	659,000	(418,000)	51,000
Cash and Cash Equivalents at Beginning of Period	361,000	779,000	728,000
Cash and Cash Equivalents at End of Period	1,020,000	361,000	779,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	95,124,000	100,617,000	99,079,000
Net Cash Paid (Received) for Income Taxes	(96,452,000)	(71,268,000)	(51,298,000)
Noncash Acquisitions Under Capital Leases	3,454,000	10,000,000	2,651,000
Construction Expenditures Included in Current Liabilities at December 31,	42,992,000	21,757,000	74,251,000
Acquisition of Nuclear Fuel Included in Current Liabilities at December 31,	715,000	308,000	15,000
Noncash Increase in Long-term Debt Through the Fort Wayne Lease Settlement	26,802,000	0	0
Ohio Power Co [Member]
Operating Activites
Net Income (Loss)	464,993,000	541,616,000	580,276,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	545,376,000	513,168,000	496,470,000
Deferred Income Taxes	119,184,000	292,831,000	514,201,000
Asset Impairments and Other Related Charges	89,824,000	0	0
Carrying Costs Income	(53,345,000)	(31,796,000)	(18,354,000)
Allowance for Equity Funds Used During Construction	(5,549,000)	(5,949,000)	(6,094,000)
Mark-to-Market of Risk Management Contracts	(3,695,000)	25,251,000	(10,271,000)
Pension Contributions to Qualified Plan Trust	(127,884,000)	(58,639,000)	0
Property Taxes	(5,722,000)	(19,324,000)	(14,474,000)
Fuel Over/Under-Recovery, Net	(727,000)	(131,850,000)	(333,598,000)
Change in Other Noncurrent Assets	(73,242,000)	3,797,000	(31,547,000)
Change in Other Noncurrent Liabilities	85,173,000	(17,079,000)	50,986,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	116,197,000	(126,071,000)	32,482,000
Fuel, Materials and Supplies	79,787,000	66,700,000	(198,124,000)
Accounts Payable	(17,059,000)	72,694,000	(189,103,000)
Accrued Taxes, Net	36,466,000	131,441,000	(136,746,000)
Other Current Assets	7,789,000	924,000	16,955,000
Other Current Liabilities	(15,821,000)	53,985,000	(34,048,000)
Net Cash Flows from (Used for) Operating Activities	1,241,745,000	1,311,699,000	719,011,000
Investing Activities
Construction Expenditures	(454,873,000)	(504,702,000)	(716,543,000)
Change in Advances to Affiliates, Net	(64,756,000)	283,650,000	(438,352,000)
Acquisitions of Assets	(2,229,000)	(5,801,000)	(1,429,000)
Proceeds from Sales of Assets	47,463,000	14,382,000	35,706,000
Other Investing Activities	29,014,000	26,400,000	21,680,000
Net Cash Flows from (Used for) Investing Activities	(445,381,000)	(186,071,000)	(1,098,938,000)
Financing Activities
Capital Contribution from Parent	0	0	550,000,000
Issuance of Long-term Debt	49,748,000	351,824,000	584,936,000
Change in Advances from Affiliates, Net	0	(24,202,000)	(184,550,000)
Retirement of Long-term Debt	(165,000,000)	(868,580,000)	(295,500,000)
Retirement of Long-term Debt - Affiliated	0	(100,000,000)	0
Retirement of Cumulative Preferred Stock	(17,831,000)	(7,000)	(1,000)
Principal Payments for Capital Lease Obligations	(11,854,000)	(11,617,000)	(6,976,000)
Dividends Paid on Common Stock	0	0	(2,042,000)
Dividends Paid on Common Stock - Affiliated	(650,000,000)	(469,075,000)	(245,000,000)
Dividends Paid on Cumulative Preferred Stock	(671,000)	(732,000)	(732,000)
Acquisition of JMG Noncontrolling Interest	0	0	(28,221,000)
Other Financing Activities	390,000	(5,370,000)	(2,649,000)
Net Cash Flows from (Used for) Financing Activities	(795,218,000)	(1,127,759,000)	369,265,000
Net Increase (Decrease) in Cash and Cash Equivalents	1,146,000	(2,131,000)	(10,662,000)
Cash and Cash Equivalents at Beginning of Period	949,000	3,080,000	13,742,000
Cash and Cash Equivalents at End of Period	2,095,000	949,000	3,080,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	226,711,000	239,984,000	241,627,000
Net Cash Paid (Received) for Income Taxes	81,740,000	(78,268,000)	(15,759,000)
Noncash Acquisitions Under Capital Leases	5,766,000	33,369,000	3,275,000
Government Grants Included in Accounts Receivable at December 31,	1,383,000	9,260,000	0
Construction Expenditures Included in Current Liabilities at December 31,	61,428,000	31,939,000	61,035,000
Noncash Dividend of Property to Parent	0	0	8,123,000
Public Service Co Of Oklahoma [Member]
Operating Activites
Net Income (Loss)	124,628,000	72,787,000	75,602,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	95,915,000	104,929,000	110,149,000
Deferred Income Taxes	61,581,000	92,695,000	56,029,000
Carrying Costs Income	(4,033,000)	(3,145,000)	(4,642,000)
Allowance for Equity Funds Used During Construction	(1,317,000)	(804,000)	(1,787,000)
Mark-to-Market of Risk Management Contracts	1,290,000	160,000	1,791,000
Pension Contributions to Qualified Plan Trust	(33,189,000)	(12,848,000)	0
Fuel Over/Under-Recovery, Net	32,949,000	(88,349,000)	(59,462,000)
Unrealized Forward Commitments, Net	(1,402,000)	46,000	(1,928,000)
Change in Other Noncurrent Assets	16,304,000	(19,325,000)	7,713,000
Change in Other Noncurrent Liabilities	32,177,000	16,612,000	625,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	44,414,000	(10,094,000)	81,446,000
Fuel, Materials and Supplies	(4,778,000)	(617,000)	5,301,000
Accounts Payable	(20,068,000)	(20,601,000)	(16,431,000)
Accrued Taxes, Net	19,535,000	(23,605,000)	(10,230,000)
Other Current Assets	4,855,000	4,446,000	(5,927,000)
Other Current Liabilities	10,628,000	(18,341,000)	1,404,000
Net Cash Flows from (Used for) Operating Activities	379,489,000	93,946,000	239,653,000
Investing Activities
Construction Expenditures	(140,327,000)	(194,896,000)	(175,122,000)
Change in Advances to Affiliates, Net	(39,876,000)	62,695,000	(62,695,000)
Other Investing Activities	1,126,000	(368,000)	(158,000)
Net Cash Flows from (Used for) Investing Activities	(179,077,000)	(132,569,000)	(237,975,000)
Financing Activities
Capital Contribution from Parent	0	0	20,000,000
Issuance of Long-term Debt	248,909,000	2,240,000	280,732,000
Change in Advances from Affiliates, Net	(91,382,000)	91,382,000	(70,308,000)
Retirement of Long-term Debt	(275,000,000)	0	(200,000,000)
Retirement of Cumulative Preferred Stock	(5,152,000)	(300,000)	(2,000)
Principal Payments for Capital Lease Obligations	(4,189,000)	(3,991,000)	(1,485,000)
Dividends Paid on Common Stock - Affiliated	(72,500,000)	(51,026,000)	(32,000,000)
Dividends Paid on Cumulative Preferred Stock	(180,000)	(200,000)	(212,000)
Other Financing Activities	25,000	192,000	1,048,000
Net Cash Flows from (Used for) Financing Activities	(199,469,000)	38,297,000	(2,227,000)
Net Increase (Decrease) in Cash and Cash Equivalents	943,000	(326,000)	(549,000)
Cash and Cash Equivalents at Beginning of Period	470,000	796,000	1,345,000
Cash and Cash Equivalents at End of Period	1,413,000	470,000	796,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	37,573,000	57,970,000	71,135,000
Net Cash Paid (Received) for Income Taxes	(16,043,000)	(16,770,000)	1,040,000
Noncash Acquisitions Under Capital Leases	1,078,000	13,794,000	3,478,000
Construction Expenditures Included in Current Liabilities at December 31,	28,427,000	6,842,000	11,901,000
Southwestern Electric Power Co [Member]
Operating Activites
Net Income (Loss)	165,126,000	146,684,000	117,203,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	133,229,000	126,901,000	145,144,000
Deferred Income Taxes	16,726,000	81,764,000	28,016,000
Extraordinary Items, Net of Tax	0	0	5,325,000
Asset Impairments and Other Related Charges	49,000,000	0	0
Allowance for Equity Funds Used During Construction	(48,731,000)	(45,646,000)	(46,737,000)
Mark-to-Market of Risk Management Contracts	1,732,000	4,826,000	650,000
Pension Contributions to Qualified Plan Trust	(31,263,000)	(29,065,000)	0
Fuel Over/Under-Recovery, Net	(21,485,000)	(6,089,000)	68,024,000
Change in Regulatory Liabilities	28,031,000	26,671,000	(2,310,000)
Change in Other Noncurrent Assets	24,519,000	(15,207,000)	20,333,000
Change in Other Noncurrent Liabilities	20,904,000	21,958,000	9,111,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	20,751,000	(21,507,000)	113,134,000
Fuel, Materials and Supplies	(15,168,000)	21,498,000	(26,190,000)
Accounts Payable	1,168,000	(23,004,000)	40,981,000
Accrued Taxes, Net	40,189,000	(18,788,000)	(25,252,000)
Accrued Interest	(910,000)	6,570,000	(3,468,000)
Other Current Assets	2,983,000	(3,182,000)	700,000
Other Current Liabilities	340,000	(1,433,000)	(33,844,000)
Net Cash Flows from (Used for) Operating Activities	387,141,000	272,951,000	410,820,000
Investing Activities
Construction Expenditures	(551,163,000)	(420,485,000)	(596,581,000)
Change in Advances to Affiliates, Net	86,222,000	(34,405,000)	(34,883,000)
Equity Investments	(1,460,000)	(200,000)	(12,873,000)
Acquisitions of Assets	(8,045,000)	(103,225,000)	(17,639,000)
Proceeds from Sales of Assets	1,197,000	5,356,000	105,999,000
Other Investing Activities	2,365,000	(211,000)	(510,000)
Net Cash Flows from (Used for) Investing Activities	(470,884,000)	(553,170,000)	(556,487,000)
Financing Activities
Capital Contribution from Parent	0	0	142,500,000
Issuance of Long-term Debt	0	399,394,000	0
Credit Facility Borrowings	58,435,000	99,688,000	126,903,000
Change in Advances from Affiliates, Net	132,473,000	0	(2,526,000)
Retirement of Long-term Debt	(41,135,000)	(53,500,000)	(4,406,000)
Retirement of Long-term Debt - Affiliated	0	(50,000,000)	0
Retirement of Cumulative Preferred Stock	(5,069,000)	(1,000)	0
Credit Facility Repayments	(47,636,000)	(100,361,000)	(127,185,000)
Proceeds from Sale/Leaseback	0	0	22,831,000
Principal Payments for Capital Lease Obligations	(13,675,000)	(12,183,000)	(10,952,000)
Dividends Paid on Common Stock	(3,811,000)	(3,763,000)	(3,375,000)
Dividends Paid on Cumulative Preferred Stock	(210,000)	(229,000)	(229,000)
Other Financing Activities	3,658,000	1,027,000	1,857,000
Net Cash Flows from (Used for) Financing Activities	83,030,000	280,072,000	145,418,000
Net Increase (Decrease) in Cash and Cash Equivalents	(713,000)	(147,000)	(249,000)
Cash and Cash Equivalents at Beginning of Period	1,514,000	1,661,000	1,910,000
Cash and Cash Equivalents at End of Period	801,000	1,514,000	1,661,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	71,713,000	70,729,000	80,671,000
Net Cash Paid (Received) for Income Taxes	(336,000)	8,350,000	19,615,000
Noncash Acquisitions Under Capital Leases	13,334,000	1,593,000	51,217,000
Construction Expenditures Included in Current Liabilities at December 31,	109,600,000	94,836,000	71,431,000
Noncash Assumption of Liabilities Related to Acquisitions of Assets	$ 0	$ 8,400,000	$ 0

Organization and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Organization and Summary of Significant Accounting Policies
AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The principal business conducted by six of our electric utility operating companies is the generation, transmission and distribution of electric power. KGPCo, TCC and WPCo provide only transmission and distribution services. TNC engages in the transmission and distribution of electric power and is a part owner of the Oklaunion Plant operated by PSO. TNC leases its entire portion of the output of the plant through 2027 to a nonutility affiliate. AEGCo, a regulated electricity generation company, provides power to three of our regulated electric utility operating companies. These companies are subject to regulation by the FERC under the Federal Power Act and the Energy Policy Act of 2005. These companies maintain accounts in accordance with the FERC and other regulatory guidelines. These companies are subject to further regulation with regard to rates and other matters by state regulatory commissions.

Seven wholly-owned transmission companies and several joint ventures have been approved by the FERC for our new transmission investments. These companies are subject to regulation by the FERC and maintain their accounts accordingly.

We also engage in wholesale electricity, natural gas and other commodity marketing and risk management activities in the United States. In addition, our operations include nonregulated wind farms and barging operations and we provide various energy-related services.

CSPCo-OPCo Merger

On December 31, 2011, CSPCo merged into OPCo with OPCo being the surviving entity. All prior disclosed amounts have been recast as if the merger occurred on the first day of the earliest reporting period. All contracts and operations of CSPCo and its subsidiary are now part of OPCo. The merger had no impact on our prior reported net income, cash flow or financial condition.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Rates and Service Regulation

Our public utility subsidiaries' rates are regulated by the FERC and state regulatory commissions in our eleven state operating territories. The FERC also regulates our affiliated transactions, including AEPSC intercompany service billings which are generally at cost, under the 2005 Public Utility Holding Company Act and the Federal Power Act. The FERC also has jurisdiction over the issuances and acquisitions of securities of our public utility subsidiaries, the acquisition or sale of certain utility assets and mergers with another electric utility or holding company. For non-power goods and services, the FERC requires that a nonregulated affiliate can bill an affiliated public utility company no more than market while a public utility must bill the higher of cost or market to a nonregulated affiliate. The state regulatory commissions also regulate certain intercompany transactions under various orders and affiliate statutes. Both the FERC and state regulatory commissions are permitted to review and audit the relevant books and records of companies within a public utility holding company system.

The FERC regulates wholesale power markets and wholesale power transactions. Our wholesale power transactions are generally market-based. Wholesale power transactions are cost-based regulated when we negotiate and file a cost-based contract with the FERC or the FERC determines that we have “market power” in the region where the transaction occurs. We have entered into wholesale power supply contracts with various municipalities and cooperatives that are FERC-regulated, cost-based contracts. These contracts are generally formula rate mechanisms, which are trued up to actual costs annually. Our wholesale power transactions in the SPP region are cost-based due to PSO and SWEPCo having market power in the SPP region.

The state regulatory commissions regulate all of the distribution operations and rates of our retail public utilities on a cost basis. The state regulatory commissions also regulate the retail generation/power supply operations and rates except in Ohio and the ERCOT region of Texas. The ESP rates in Ohio continue the process of aligning generation/power supply rates over time with market rates. In the ERCOT region of Texas, the generation/supply business is under customer choice and market pricing and is conducted by Texas Retail Electric Providers (REPs). Through our nonregulated subsidiaries, we enter into short and long-term wholesale transactions to buy or sell capacity, energy and ancillary services in the ERCOT market. In addition, these nonregulated subsidiaries control certain wind and coal-fired generation assets, the power from which is marketed and sold in ERCOT. Effective November 2009, we had no active REPs in ERCOT. SWEPCo operates in the SPP area which includes a portion of Texas. In 2009, the Texas legislature amended its restructuring legislation for the generation portion of SWEPCo's Texas retail jurisdiction to delay indefinitely restructuring requirements. As a result, SWEPCo reapplied accounting guidance for “Regulated Operations” to its Texas generation operations.

The FERC also regulates our wholesale transmission operations and rates. The FERC claims jurisdiction over retail transmission rates when retail rates are unbundled in connection with restructuring. OPCo's retail transmission rates in Ohio, APCo's retail transmission rates in Virginia, I&M's retail transmission rates in Michigan and TCC's and TNC's retail transmission rates in Texas are unbundled. OPCo's retail transmission rates in Ohio, APCo's retail transmission rates in Virginia and I&M's retail transmission rates in Michigan are based on the FERC's Open Access Transmission Tariff (OATT) rates that are cost-based. Although TCC's and TNC's retail transmission rates in Texas are unbundled, retail transmission rates are regulated, on a cost basis, by the PUCT. Bundled retail transmission rates are regulated, on a cost basis, by the state commissions.

In addition, the FERC regulates the SIA, the Interconnection Agreement, the CSW Operating Agreement, the System Transmission Integration Agreement, the Transmission Agreement, the Transmission Coordination Agreement and the AEP System Interim Allowance Agreement, all of which allocate shared system costs and revenues to the utility subsidiaries that are parties to each agreement.

Principles of Consolidation

Our consolidated financial statements include our wholly-owned and majority-owned subsidiaries and variable interest entities (VIEs) of which we are the primary beneficiary. Intercompany items are eliminated in consolidation. We use the equity method of accounting for equity investments where we exercise significant influence but do not hold a controlling financial interest. Such investments are recorded as Deferred Charges and Other Noncurrent Assets on our balance sheets; equity earnings are included in Equity Earnings of Unconsolidated Subsidiaries on our statements of income. We have ownership interests in generating units that are jointly-owned with nonaffiliated companies. Our proportionate share of the operating costs associated with such facilities is included on our statements of income and our proportionate share of the assets and liabilities are reflected on our balance sheets.

Variable Interest Entities

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether we are the primary beneficiary of a VIE, we consider factors such as equity at risk, the amount of the VIE's variability we absorb, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. We believe that significant assumptions and judgments were applied consistently.

We are the primary beneficiary of Sabine, DCC Fuel, AEP Credit, Transition Funding and a protected cell of EIS. In addition, we have not provided material financial or other support to Sabine, DCC Fuel, Transition Funding, our protected cell of EIS and AEP Credit that was not previously contractually required. We hold a significant variable interest in DHLC and Potomac-Appalachian Transmission Highline, LLC West Virginia Series (West Virginia Series).

Sabine is a mining operator providing mining services to SWEPCo. SWEPCo has no equity investment in Sabine but is Sabine's only customer. SWEPCo guarantees the debt obligations and lease obligations of Sabine. Under the terms of the note agreements, substantially all assets are pledged and all rights under the lignite mining agreement are assigned to SWEPCo. The creditors of Sabine have no recourse to any AEP entity other than SWEPCo. Under the provisions of the mining agreement, SWEPCo is required to pay, as a part of the cost of lignite delivered, an amount equal to mining costs plus a management fee. In addition, SWEPCo determines how much coal will be mined each year. Based on these facts, management concluded that SWEPCo is the primary beneficiary and is required to consolidate Sabine. SWEPCo's total billings from Sabine for the years ended December 31, 2011, 2010 and 2009 were $128 million, $133 million and $99 million, respectively. See the tables below for the classification of Sabine's assets and liabilities on our balance sheets.

Our subsidiaries participate in one protected cell of EIS for approximately ten lines of insurance. EIS has multiple protected cells. Neither AEP nor its subsidiaries have an equity investment in EIS. The AEP System is essentially this EIS cell's only participant, but allows certain third parties access to this insurance. Our subsidiaries and any allowed third parties share in the insurance coverage, premiums and risk of loss from claims. Based on our control and the structure of the protected cell and EIS, management concluded that we are the primary beneficiary of the protected cell and are required to consolidate its assets and liabilities. Our insurance premium expense to the protected cell for the years ended December 31, 2011, 2010 and 2009 were $48 million, $35 million and $30 million, respectively. See the tables below for the classification of the protected cell's assets and liabilities on our balance sheets. The amount reported as equity is the protected cell's policy holders' surplus.

I&M has nuclear fuel lease agreements with DCC Fuel LLC, DCC Fuel II LLC, DCC Fuel III LLC and DCC IV LLC (collectively DCC Fuel). DCC Fuel was formed for the purpose of acquiring, owning and leasing nuclear fuel to I&M. DCC Fuel purchased the nuclear fuel from I&M with funds received from the issuance of notes to financial institutions. Each entity is a single-lessee leasing arrangement with only one asset and is capitalized with all debt. DCC Fuel LLC, DCC Fuel II LLC, DCC Fuel III LLC and DCC Fuel IV LLC are separate legal entities from I&M, the assets of which are not available to satisfy the debts of I&M. Payments on the DCC Fuel LLC and DCC Fuel II LLC leases are made semi-annually and began in April 2010 and October 2010, respectively. Payments on the DCC Fuel III LLC lease are made monthly and began in January 2011. Payments on the DCC Fuel IV LLC lease are made quarterly and began in February 2012. Payments on the leases for the years ended December 31, 2011 and 2010 were $85 million and $59 million, respectively. No payments were made to DCC Fuel in 2009. The leases were recorded as capital leases on I&M's balance sheet as title to the nuclear fuel transfers to I&M at the end of the 48, 54, 54 and 54 month lease term, respectively. Based on our control of DCC Fuel, management concluded that I&M is the primary beneficiary and is required to consolidate DCC Fuel. The capital leases are eliminated upon consolidation. See the tables below for the classification of DCC Fuel's assets and liabilities on our balance sheets.

AEP Credit is a wholly-owned subsidiary of AEP. AEP Credit purchases, without recourse, accounts receivable from certain utility subsidiaries of AEP to reduce working capital requirements. AEP provides a minimum of 5% equity and up to 20% of AEP Credit's short-term borrowing needs in excess of third party financings. Any third party financing of AEP Credit only has recourse to the receivables securitized for such financing. Based on our control of AEP Credit, management has concluded that we are the primary beneficiary and are required to consolidate its assets and liabilities. See the tables below for the classification of AEP Credit's assets and liabilities on our balance sheets. See “Securitized Accounts Receivables – AEP Credit” section of Note 13.

Transition Funding was formed for the sole purpose of issuing and servicing securitization bonds related to Texas restructuring law. Management has concluded that TCC is the primary beneficiary of Transition Funding because TCC has the power to direct the most significant activities of the VIE and TCC's equity interest could potentially be significant. Therefore, TCC is required to consolidate Transition Funding. The securitized bonds totaled $1.7 billion and $1.8 billion at December 31, 2011 and 2010, respectively, and are included in current and long-term debt on the balance sheets. Transition Funding has securitized transition assets of $1.6 billion and $1.7 billion at December 31, 2011 and 2010, respectively, which are presented separately on the face of the balance sheets. The securitized transition assets represent the right to impose and collect Texas true-up costs from customers receiving electric transmission or distribution service from TCC under recovery mechanisms approved by the PUCT. The securitization bonds are payable only from and secured by the securitized transition assets. The bondholders have no recourse to TCC or any other AEP entity. TCC acts as the servicer for Transition Funding's securitized transition assets and remits all related amounts collected from customers to Transition Funding for interest and principal payments on the securitization bonds and related costs. See the tables below for the classification of Transition Funding's assets and liabilities on our balance sheets.

The balances below represent the assets and liabilities of the VIEs that are consolidated. These balances include intercompany transactions that are eliminated upon consolidation.

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2011
(in millions)

					TCC
	SWEPCo	I&M	Protected Cell		Transition
	Sabine	DCC Fuel	of EIS	AEP Credit	Funding
ASSETS
Current Assets	$48	$118	$121	$910	$220
Net Property, Plant and Equipment	154	188	-	-	-
Other Noncurrent Assets	42	118	6	1	1,580
Total Assets	$244	$424	$127	$911	$1,800

LIABILITIES AND EQUITY
Current Liabilities	$68	$103	$40	$864	$229
Noncurrent Liabilities	176	321	71	1	1,557
Equity	-	-	16	46	14
Total Liabilities and Equity	$244	$424	$127	$911	$1,800

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2010
(in millions)

					TCC
	SWEPCo	I&M	Protected Cell		Transition
	Sabine	DCC Fuel	of EIS	AEP Credit	Funding
ASSETS
Current Assets	$50	$92	$131	$924	$214
Net Property, Plant and Equipment	139	173	-	-	-
Other Noncurrent Assets	34	112	1	10	1,746
Total Assets	$223	$377	$132	$934	$1,960

LIABILITIES AND EQUITY
Current Liabilities	$33	$79	$33	$886	$221
Noncurrent Liabilities	190	298	85	1	1,725
Equity	-	-	14	47	14
Total Liabilities and Equity	$223	$377	$132	$934	$1,960

DHLC is a mining operator that sells 50% of the lignite produced to SWEPCo and 50% to CLECO. SWEPCo and CLECO share the executive board seats and voting rights equally. Each entity guarantees 50% of DHLC's debt. SWEPCo and CLECO equally approve DHLC's annual budget. The creditors of DHLC have no recourse to any AEP entity other than SWEPCo. As SWEPCo is the sole equity owner of DHLC, it receives 100% of the management fee. SWEPCo's total billings from DHLC for the years ended December 31, 2011, 2010 and 2009 were $62 million, $56 million and $43 million, respectively. We are not required to consolidate DHLC as we are not the primary beneficiary, although we hold a significant variable interest in DHLC. Our equity investment in DHLC is included in Deferred Charges and Other Noncurrent Assets on our balance sheets.

Our investment in DHLC was:

	December 31,
	2011		2010
	As Reported on	Maximum	As Reported on	Maximum
	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in millions)
Capital Contribution from SWEPCo	$8	$8	$6	$6
Retained Earnings	1	1	2	2
SWEPCo's Guarantee of Debt	-	52	-	48

Total Investment in DHLC	$9	$61	$8	$56

We and FirstEnergy Corp. (FirstEnergy) have a joint venture in Potomac-Appalachian Transmission Highline, LLC (PATH). In February 2011, PJM directed that work on the PATH project be suspended. PATH is a series limited liability company and was created to construct, through its operating companies, a high-voltage transmission line project in the PJM region. PATH consists of the “West Virginia Series (PATH-WV),” owned equally by subsidiaries of FirstEnergy and AEP, and the “Allegheny Series” which is 100% owned by a subsidiary of FirstEnergy. Provisions exist within the PATH-WV agreement that make it a VIE. The “Allegheny Series” is not considered a VIE. We are not required to consolidate PATH-WV as we are not the primary beneficiary, although we hold a significant variable interest in PATH-WV. Our equity investment in PATH-WV is included in Deferred Charges and Other Noncurrent Assets on our balance sheets. We and FirstEnergy share the returns and losses equally in PATH-WV. Our subsidiaries and FirstEnergy's subsidiaries provide services to the PATH companies through service agreements. As of December 31, 2011, PATH-WV had no debt outstanding. However, when debt is issued, the debt to equity ratio in each series should be consistent with other regulated utilities. The entities recover costs through regulated rates.

Given the structure of the entity, we may be required to provide future financial support to PATH-WV in the form of a capital call. This would be considered an increase to our investment in the entity. Our maximum exposure to loss is to the extent of our investment. The likelihood of such a loss is remote since the FERC approved PATH-WV's request for regulatory recovery of cost and a return on the equity invested.

Our investment in PATH-WV was:

	December 31,
	2011		2010
	As Reported on	Maximum	As Reported on	Maximum
	the Balance Sheet	Exposure	the Balance Sheet	Exposure
		(in millions)
Capital Contribution from AEP	$19	$19	$18	$18
Retained Earnings	10	10	6	6

Total Investment in PATH-WV	$29	$29	$24	$24

Accounting for the Effects of Cost-Based Regulation

As the owner of rate-regulated electric public utility companies, our financial statements reflect the actions of regulators that result in the recognition of certain revenues and expenses in different time periods than enterprises that are not rate-regulated. In accordance with accounting guidance for “Regulated Operations,” we record regulatory assets (deferred expenses) and regulatory liabilities (future revenue reductions or refunds) to reflect the economic effects of regulation by matching expenses with their recovery through regulated revenues and income with its passage to customers through the reduction of regulated revenues. Due to the passage of legislation requiring restructuring and a transition to customer choice and market-based rates, we discontinued the application of “Regulated Operations” accounting treatment for the generation portion of our business in Ohio for OPCo and in Texas for TNC. In 2009, the Texas legislature amended its restructuring legislation for the generation portion of SWEPCo's Texas retail jurisdiction to delay indefinitely restructuring requirements. As a result, SWEPCo reapplied accounting guidance for “Regulated Operations” to its Texas generation operations.

Accounting guidance for “Discontinuation of Rate-Regulated Operations” requires the recognition of an impairment of stranded net regulatory assets and stranded plant costs if they are not recoverable in regulated rates. In addition, an enterprise is required to eliminate from its balance sheet the effects of any actions of regulators that had been recognized as regulatory assets and regulatory liabilities. Such impairments and adjustments are classified as an extraordinary item.

Use of Estimates

The preparation of these financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates include, but are not limited to, inventory valuation, allowance for doubtful accounts, goodwill, intangible and long-lived asset impairment, unbilled electricity revenue, valuation of long-term energy contracts, the effects of regulation, long-lived asset recovery, storm costs, the effects of contingencies and certain assumptions made in accounting for pension and postretirement benefits. The estimates and assumptions used are based upon management's evaluation of the relevant facts and circumstances as of the date of the financial statements. Actual results could ultimately differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents include temporary cash investments with original maturities of three months or less.

Other Temporary Investments

Other Temporary Investments include funds held by trustees primarily for the payment of securitization bonds, marketable securities that we intend to hold for less than one year and investments by our protected cell of EIS.

We classify our investments in marketable securities as available-for-sale or held-to-maturity in accordance with the provisions of “Investments – Debt and Equity Securities” accounting guidance. We do not have any investments classified as trading.

Available-for-sale securities reflected in Other Temporary Investments are carried at fair value with the unrealized gain or loss, net of tax, reported in AOCI. Held-to-maturity securities reflected in Other Temporary Investments are carried at amortized cost. The cost of securities sold is based on the specific identification or weighted average cost method.

In evaluating potential impairment of securities with unrealized losses, we considered, among other criteria, the current fair value compared to cost, the length of time the security's fair value has been below cost, our intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in value and current economic conditions. See “Fair Value Measurements of Other Temporary Investments” in Note 10.

Inventory

Fossil fuel inventories are generally carried at average cost. Materials and supplies inventories are carried at average cost.

Accounts Receivable

Customer accounts receivable primarily include receivables from wholesale and retail energy customers, receivables from energy contract counterparties related to our risk management activities and customer receivables primarily related to other revenue-generating activities.

We recognize revenue from electric power sales when we deliver power to our customers. To the extent that deliveries have occurred but a bill has not been issued, we accrue and recognize, as Accrued Unbilled Revenues on our balance sheets, an estimate of the revenues for energy delivered since the last billing.

AEP Credit factors accounts receivable on a daily basis, excluding receivables from risk management activities, for I&M, KGPCo, KPCo, OPCo, PSO, SWEPCo and a portion of APCo. Since APCo does not have regulatory authority to sell accounts receivable in its West Virginia regulatory jurisdiction, only a portion of APCo's accounts receivable are sold to AEP Credit. AEP Credit has a receivables securitization agreement with bank conduits. Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the billed and unbilled receivables AEP Credit acquires from affiliated utility subsidiaries.

Allowance for Uncollectible Accounts

Generally, AEP Credit records bad debt expense based upon a 12-month rolling average of bad debt write-offs in proportion to gross accounts receivable purchased from participating AEP subsidiaries. For receivables related to APCo's West Virginia operations, the bad debt reserve is calculated based on a rolling two-year average write-off in proportion to gross accounts receivable. For customer accounts receivables related to our risk management activities, accounts receivables are reviewed for bad debt reserves at a specific counterparty level basis. For the wires business of TCC and TNC, bad debt reserves are calculated using the specific identification of receivable balances greater than 120 days delinquent, and for those balances less than 120 days where the collection is doubtful. For miscellaneous accounts receivable, bad debt expense is recorded for all amounts outstanding 180 days or greater at 100%, unless specifically identified. Miscellaneous accounts receivable items open less than 180 days may be reserved using specific identification for bad debt reserves.

Emission Allowances

In regulated jurisdictions, we record emission allowances at cost, including the annual SO2 and NOx emission allowance entitlements received at no cost from the Federal EPA. In Ohio, we record allowances at the lower of cost or market for the period after our FAC expires in May 2015. We follow the inventory model for these allowances. We record allowances expected to be consumed within one year in Materials and Supplies and allowances with expected consumption beyond one year in Deferred Charges and Other Noncurrent Assets on our balance sheets. We record the consumption of allowances in the production of energy in Fuel and Other Consumables Used for Electric Generation on our statements of income at an average cost. We record allowances held for speculation in Prepayments and Other Current Assets on our balance sheets. We report the purchases and sales of allowances in the Operating Activities section of the statements of cash flows. We record the net margin on sales of emission allowances in Utility Operations Revenue on our statements of income because of its integral nature to the production process of energy and our revenue optimization strategy for our utility operations. The net margin on sales of emission allowances affects the determination of deferred fuel or deferred emission allowance costs and the amortization of regulatory assets for certain jurisdictions.

Property, Plant and Equipment and Equity Investments

Regulated

Electric utility property, plant and equipment for our rate-regulated operations are stated at original purchase cost. Additions, major replacements and betterments are added to the plant accounts. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation under the group composite method of depreciation. The group composite method of depreciation assumes that on average, asset components are retired at the end of their useful lives and thus there is no gain or loss. The equipment in each primary electric plant account is identified as a separate group. Under the group composite method of depreciation, continuous interim routine replacements of items such as boiler tubes, pumps, motors, etc. result in the original cost, less salvage, being charged to accumulated depreciation. The depreciation rates that are established take into account the past history of interim capital replacements and the amount of salvage received. These rates and the related lives are subject to periodic review. Removal costs are charged to regulatory liabilities. The costs of labor, materials and overhead incurred to operate and maintain our plants are included in operating expenses.

Long-lived assets are required to be tested for impairment when it is determined that the carrying value of the assets may no longer be recoverable or when the assets meet the held-for-sale criteria under the accounting guidance for “Impairment or Disposal of Long-Lived Assets.” When it becomes probable that an asset in service or an asset under construction will be abandoned and regulatory cost recovery has been disallowed, the cost of that asset shall be removed from plant-in-service or CWIP and charged to expense. Equity investments are required to be tested for impairment when it is determined there may be an other-than-temporary loss in value.

The fair value of an asset or investment is the amount at which that asset or investment could be bought or sold in a current transaction between willing parties, as opposed to a forced or liquidation sale. Quoted market prices in active markets are the best evidence of fair value and are used as the basis for the measurement, if available. In the absence of quoted prices for identical or similar assets or investments in active markets, fair value is estimated using various internal and external valuation methods including cash flow analysis and appraisals.

Nonregulated

Our nonregulated operations generally follow the policies of our cost-based rate-regulated operations listed above but with the following exceptions. Property, plant and equipment of nonregulated operations and equity investments (included in Deferred Charges and Other Noncurrent Assets) are stated at fair value at acquisition (or as adjusted for any applicable impairments) plus the original cost of property acquired or constructed since the acquisition, less disposals. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation for most nonregulated operations under the group composite method of depreciation. For nonregulated plant assets, a gain or loss would be recorded if the retirement is not considered an interim routine replacement. Removal costs are charged to expense.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

AFUDC represents the estimated cost of borrowed and equity funds used to finance construction projects that is capitalized and recovered through depreciation over the service life of regulated electric utility plant. For nonregulated operations, including generating assets owned by OPCo and certain generating assets in Texas, interest is capitalized during construction in accordance with the accounting guidance for “Capitalization of Interest”. We record the equity component of AFUDC in Allowance for Equity Funds Used During Construction and the debt component of AFUDC as a reduction to Interest Expense.

Valuation of Nonderivative Financial Instruments

The book values of Cash and Cash Equivalents, Accounts Receivable, Short-term Debt and Accounts Payable approximate fair value because of the short-term maturity of these instruments. The book value of the pre-April 1983 spent nuclear fuel disposal liability approximates the best estimate of its fair value.

Fair Value Measurements of Assets and Liabilities

The accounting guidance for “Fair Value Measurements and Disclosures” establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). Where observable inputs are available for substantially the full term of the asset or liability, the instrument is categorized in Level 2. When quoted market prices are not available, pricing may be completed using comparable securities, dealer values, operating data and general market conditions to determine fair value. Valuation models utilize various inputs such as commodity, interest rate and, to a lesser degree, volatility and credit that include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, market corroborated inputs (i.e. inputs derived principally from, or correlated to, observable market data) and other observable inputs for the asset or liability.

For our commercial activities, exchange traded derivatives, namely futures contracts, are generally fair valued based on unadjusted quoted prices in active markets and are classified as Level 1. Level 2 inputs primarily consist of OTC broker quotes in moderately active or less active markets, as well as exchange traded contracts where there is insufficient market liquidity to warrant inclusion in Level 1. We verify our price curves using these broker quotes and classify these fair values within Level 2 when substantially all of the fair value can be corroborated. We typically obtain multiple broker quotes, which are non-binding in nature, but are based on recent trades in the marketplace. When multiple broker quotes are obtained, we average the quoted bid and ask prices. In certain circumstances, we may discard a broker quote if it is a clear outlier. We use a historical correlation analysis between the broker quoted location and the illiquid locations and if the points are highly correlated we include these locations within Level 2 as well. Certain OTC and bilaterally executed derivative instruments are executed in less active markets with a lower availability of pricing information. Long-dated and illiquid complex or structured transactions and FTRs can introduce the need for internally developed modeling inputs based upon extrapolations and assumptions of observable market data to estimate fair value. When such inputs have a significant impact on the measurement of fair value, the instrument is categorized as Level 3.

We utilize our trustee's external pricing service in our estimate of the fair value of the underlying investments held in the benefit plan and nuclear trusts. Our investment managers review and validate the prices utilized by the trustee to determine fair value. We perform our own valuation testing to verify the fair values of the securities. We receive audit reports of our trustee's operating controls and valuation processes. The trustee uses multiple pricing vendors for the assets held in the trusts.

Assets in the benefits and nuclear trusts, Cash and Cash Equivalents and Other Temporary Investments are classified using the following methods. Equities are classified as Level 1 holdings if they are actively traded on exchanges. Items classified as Level 1 are investments in money market funds, fixed income and equity mutual funds and domestic equity securities. They are valued based on observable inputs primarily unadjusted quoted prices in active markets for identical assets. Items classified as Level 2 are primarily investments in individual fixed income securities and cash equivalents funds. Fixed income securities do not trade on an exchange and do not have an official closing price but their valuation inputs are based on observable market data. Pricing vendors calculate bond valuations using financial models and matrices. The models use observable inputs including yields on benchmark securities, quotes by securities brokers, rating agency actions, discounts or premiums on securities compared to par prices, changes in yields for U.S. Treasury securities, corporate actions by bond issuers, prepayment schedules and histories, economic events and, for certain securities, adjustments to yields to reflect changes in the rate of inflation. Other securities with model-derived valuation inputs that are observable are also classified as Level 2 investments. Investments with unobservable valuation inputs are classified as Level 3 investments. Benefit plan assets included in Level 3 are primarily real estate and private equity investments that are valued using methods requiring judgment including appraisals.

Deferred Fuel Costs

The cost of fuel and related emission allowances and emission control chemicals/consumables is charged to Fuel and Other Consumables Used for Electric Generation expense when the fuel is burned or the allowance or consumable is utilized. The cost of fuel also includes the cost of nuclear fuel burned which is computed primarily on the units-of-production method. In regulated jurisdictions with an active FAC, fuel cost over-recoveries (the excess of fuel revenues billed to customers over applicable fuel costs incurred) are generally deferred as current regulatory liabilities and under-recoveries (the excess of applicable fuel costs incurred over fuel revenues billed to customers) are generally deferred as current regulatory assets. These deferrals are amortized when refunded or when billed to customers in later months with the state regulatory commissions' review and approval. The amount of an over-recovery or under-recovery can also be affected by actions of the state regulatory commissions. On a routine basis, state regulatory commissions review and/or audit our fuel procurement policies and practices, the fuel cost calculations and FAC deferrals. When a fuel cost disallowance becomes probable, we adjust our FAC deferrals and record provisions for estimated refunds to recognize these probable outcomes. Fuel cost over-recovery and under-recovery balances are classified as noncurrent when there is a phase-in plan or the FAC has been suspended or terminated.

Changes in fuel costs, including purchased power in Kentucky for KPCo, in Indiana and Michigan for I&M, in Ohio (beginning in 2012 through May 2015) for OPCo, in Arkansas, Louisiana and Texas for SWEPCo, in Oklahoma for PSO and in Virginia for APCo are reflected in rates in a timely manner through the FAC. Changes in fuel costs, including purchased power in Ohio (beginning in 2009 through 2011) for OPCo and in West Virginia for APCo are reflected in rates through FAC phase-in plans. The FAC generally includes some sharing of off-system sales. In West Virginia for APCo, all of the profits from off-system sales are given to customers through the FAC. None of the profits from off-system sales are given to customers through the FAC in Ohio for OPCo. A portion of profits from off-system sales are given to customers through the FAC and other rate mechanisms in Oklahoma for PSO, Arkansas, Louisiana and Texas for SWEPCo, Kentucky for KPCo, Virginia for APCo and in Indiana and Michigan (all areas of Michigan beginning in December 2010) for I&M. Where the FAC or off-system sales sharing mechanism is capped, frozen or non-existent, changes in fuel costs or sharing of off-system sales impacted earnings.

Revenue Recognition

Regulatory Accounting

Our financial statements reflect the actions of regulators that can result in the recognition of revenues and expenses in different time periods than enterprises that are not rate-regulated. Regulatory assets (deferred expenses) and regulatory liabilities (deferred revenue reductions or refunds) are recorded to reflect the economic effects of regulation in the same accounting period by matching expenses with their recovery through regulated revenues and by matching income with its passage to customers in cost-based regulated rates.

When regulatory assets are probable of recovery through regulated rates, we record them as assets on our balance sheets. We test for probability of recovery at each balance sheet date or whenever new events occur. Examples of new events include the issuance of a regulatory commission order or passage of new legislation. If it is determined that recovery of a regulatory asset is no longer probable, we write off that regulatory asset as a charge against income.

Traditional Electricity Supply and Delivery Activities

Revenues are recognized from retail and wholesale electricity sales and electricity transmission and distribution delivery services. We recognize the revenues on our statements of income upon delivery of the energy to the customer and include unbilled as well as billed amounts. In accordance with the applicable state commission regulatory treatment, PSO and SWEPCo do not record the fuel portion of unbilled revenue.

Most of the power produced at the generation plants of the AEP East companies is sold to PJM, the RTO operating in the east service territory. We purchase power from PJM to supply our customers. Generally, these power sales and purchases are reported on a net basis as revenues on our statements of income. However, purchases of power in excess of sales to PJM, on an hourly net basis, used to serve retail load are recorded gross as Purchased Electricity for Resale on our statements of income. Other RTOs in which we participate do not function in the same manner as PJM. They function as balancing organizations and not as exchanges.

Physical energy purchases arising from non-derivative contracts are accounted for on a gross basis in Purchased Electricity for Resale on our statements of income. Energy purchases arising from non-trading derivative contracts are recorded based on the transaction's economic substance. Purchases under non-trading derivatives used to serve accrual based obligations are recorded in Purchased Electricity for Resale on our statements of income. All other non-trading derivative purchases are recorded net in revenues.

In general, we record expenses when purchased electricity is received and when expenses are incurred, with the exception of certain power purchase contracts that are derivatives and accounted for using MTM accounting where generation/supply rates are not cost-based regulated. In jurisdictions where the generation/supply business is subject to cost-based regulation, the unrealized MTM amounts are deferred as regulatory assets (for losses) and regulatory liabilities (for gains).

Energy Marketing and Risk Management Activities

We engage in wholesale electricity, natural gas, coal and emission allowances marketing and risk management activities focused on wholesale markets where we own assets and adjacent markets. Our activities include the purchase and sale of energy under forward contracts at fixed and variable prices and the buying and selling of financial energy contracts, which include exchange traded futures and options, as well as OTC options and swaps. We engage in certain energy marketing and risk management transactions with RTOs.

We recognize revenues and expenses from wholesale marketing and risk management transactions that are not derivatives upon delivery of the commodity. We use MTM accounting for wholesale marketing and risk management transactions that are derivatives unless the derivative is designated in a qualifying cash flow hedge relationship or a normal purchase or sale. We include the unrealized and realized gains and losses on wholesale marketing and risk management transactions that are accounted for using MTM in Revenues on our statements of income on a net basis. In jurisdictions subject to cost-based regulation, we defer the unrealized MTM amounts and some realized gains and losses as regulatory assets (for losses) and regulatory liabilities (for gains). We include unrealized MTM gains and losses resulting from derivative contracts on our balance sheets as Risk Management Assets or Liabilities as appropriate.

Certain qualifying wholesale marketing and risk management derivative transactions are designated as hedges of variability in future cash flows as a result of forecasted transactions (cash flow hedge). We initially record the effective portion of the cash flow hedge's gain or loss as a component of AOCI. When the forecasted transaction is realized and affects net income, we subsequently reclassify the gain or loss on the hedge from AOCI into revenues or expenses within the same financial statement line item as the forecasted transaction on our statements of income. Excluding those jurisdictions subject to cost-based regulation, we recognize the ineffective portion of the gain or loss in revenues or expense immediately on our statements of income, depending on the specific nature of the associated hedged risk. In regulated jurisdictions, we defer the ineffective portion as regulatory assets (for losses) and regulatory liabilities (for gains). See “Accounting for Cash Flow Hedging Strategies” section of Note 9.

Barging Activities

AEP River Operations' revenue is recognized based on percentage of voyage completion. The proportion of freight transportation revenue to be recognized is determined by applying a percentage to the contractual charges for such services. The percentage is determined by dividing the number of miles from the loading point to the position of the barge as of the end of the accounting period by the total miles to the destination specified in the customer's freight contract. The position of the barge at accounting period end is determined by our computerized barge tracking system.

Levelization of Nuclear Refueling Outage Costs

In accordance with regulatory orders, I&M defers incremental operation and maintenance costs associated with periodic refueling outages at its Cook Plant and amortizes the costs over the period beginning with the month following the start of each unit's refueling outage and lasting until the end of the month in which the same unit's next scheduled refueling outage begins. I&M adjusts the amortization amount as necessary to ensure full amortization of all deferred costs by the end of the refueling cycle.

Maintenance

We expense maintenance costs as incurred. If it becomes probable that we will recover specifically-incurred costs through future rates, we establish a regulatory asset to match the expensing of those maintenance costs with their recovery in cost-based regulated revenues. In certain regulatory jurisdictions, we defer costs above the level included in base rates and amortize those deferrals commensurate with recovery through rate riders.

Income Taxes and Investment Tax Credits

We use the liability method of accounting for income taxes. Under the liability method, we provide deferred income taxes for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence.

When the flow-through method of accounting for temporary differences is reflected in regulated revenues (that is, when deferred taxes are not included in the cost of service for determining regulated rates for electricity), we record deferred income taxes and establish related regulatory assets and liabilities to match the regulated revenues and tax expense.

We account for investment tax credits under the flow-through method except where regulatory commissions reflect investment tax credits in the rate-making process on a deferral basis. We amortize deferred investment tax credits over the life of the plant investment.

We account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.” We classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation.

Excise Taxes

We act as an agent for some state and local governments and collect from customers certain excise taxes levied by those state or local governments on our customers. We do not recognize these taxes as revenue or expense.

Government Grants

For APCo's commercial scale Carbon Capture and Sequestration facility at the Mountaineer Plant and OPCo's gridSMART® demonstration program, APCo and OPCo are reimbursed by the Department of Energy for allowable costs incurred during the billing period. These reimbursements result in the reduction of Other Operation and Maintenance expenses on our statements of income or a reduction in Construction Work in Progress on our balance sheets.

Debt

We defer gains and losses from the reacquisition of debt used to finance regulated electric utility plants and amortize the deferral over the remaining term of the reacquired debt in accordance with their rate-making treatment unless the debt is refinanced. If we refinance the reacquired debt associated with the regulated business, the reacquisition costs attributable to the portions of the business subject to cost-based regulatory accounting are generally deferred and amortized over the term of the replacement debt consistent with its recovery in rates. Some jurisdictions require that these costs be expensed upon reacquisition. We report gains and losses on the reacquisition of debt for operations not subject to cost-based rate regulation in Interest Expense on our statements of income.

We defer debt discount or premium and debt issuance expenses and amortize generally utilizing the straight-line method over the term of the related debt. The straight-line method approximates the effective interest method and is consistent with the treatment in rates for regulated operations. We include the net amortization expense in Interest Expense on our statements of income.

Goodwill and Intangible Assets

When we acquire businesses, we record the fair value of all assets and liabilities, including intangible assets. To the extent that consideration exceeds the fair value of identified assets, we record goodwill. We do not amortize goodwill and intangible assets with indefinite lives. We test acquired goodwill and other intangible assets with indefinite lives for impairment at least annually at their estimated fair value. We test goodwill at the reporting unit level and other intangibles at the asset level. Fair value is the amount at which an asset or liability could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. Quoted market prices in active markets are the best evidence of fair value and are used as the basis for the measurement, if available. In the absence of quoted prices for identical or similar assets in active markets, we estimate fair value using various internal and external valuation methods. We amortize intangible assets with finite lives over their respective estimated lives to their estimated residual values. We also review the lives of the amortizable intangibles with finite lives on an annual basis.

Investments Held in Trust for Future Liabilities

We have several trust funds with significant investments intended to provide for future payments of pension and OPEB benefits, nuclear decommissioning and spent nuclear fuel disposal. All of our trust funds' investments are diversified and managed in compliance with all laws and regulations. Our investment strategy for trust funds is to use a diversified portfolio of investments to achieve an acceptable rate of return while managing the interest rate sensitivity of the assets relative to the associated liabilities. To minimize investment risk, the trust funds are broadly diversified among classes of assets, investment strategies and investment managers. We regularly review the actual asset allocations and periodically rebalance the investments to targeted allocations when appropriate. Investment policies and guidelines allow investment managers in approved strategies to use financial derivatives to obtain or manage market exposures and to hedge assets and liabilities. The investments are reported at fair value under the “Fair Value Measurements and Disclosures” accounting guidance.

Benefit Plans

All benefit plan assets are invested in accordance with each plan's investment policy. The investment policy outlines the investment objectives, strategies and target asset allocations by plan.

The investment philosophies for our benefit plans support the allocation of assets to minimize risks and optimize net returns. Strategies used include:

  Maintaining a long-term investment horizon.
  Diversifying assets to help control volatility of returns at acceptable levels.
  Managing fees, transaction costs and tax liabilities to maximize investment earnings.
  Using active management of investments where appropriate risk/return opportunities exist.
  Keeping portfolio structure style-neutral to limit volatility compared to applicable benchmarks.
  Using alternative asset classes such as real estate and private equity to maximize return and provide additional portfolio diversification.

The investment policy for the pension fund allocates assets based on the funded status of the pension plan. The objective of the asset allocation policy is to reduce the investment volatility of the plan over time. Generally, more of the investment mix will be allocated to fixed income investments as the plan becomes better funded. Assets will be transferred away from equity investments into fixed income investments based on the market value of plan assets compared to the plan's projected benefit obligation. The current target asset allocations are as follows:

Pension Plan Assets	Target
Equity	45.0%
Fixed Income	45.0%
Other Investments	10.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

The investment policy for each benefit plan contains various investment limitations. The investment policies establish concentration limits for securities. Investment policies prohibit the benefit trust funds from purchasing securities issued by AEP (with the exception of proportionate and immaterial holdings of AEP securities in passive index strategies). However, our investment policies do not preclude the benefit trust funds from receiving contributions in the form of AEP securities, provided that the AEP securities acquired by each plan may not exceed the limitations imposed by law. Each investment manager's portfolio is compared to a diversified benchmark index.

For equity investments, the limits are as follows:

  No security in excess of 5% of all equities.
  Cash equivalents must be less than 10% of an investment manager's equity portfolio.
  No individual stock may be more than 10% of each manager's equity portfolio.
  No investment in excess of 5% of an outstanding class of any company.
  No securities may be bought or sold on margin or other use of leverage.

For fixed income investments, the concentration limits must not exceed:

  3% in any single issuer
  5% private placements
  5% convertible securities
  60% for bonds rated AA+ or lower
  50% for bonds rated A+ or lower
  10% for bonds rated BBB- or lower

For obligations of non-government issuers, the following limitations apply:

  AAA rated debt: a single issuer should account for no more than 5% of the portfolio.
  AA+, AA, AA- rated debt: a single issuer should account for no more than 3% of the portfolio.
  Debt rated A+ or lower: a single issuer should account for no more than 2% of the portfolio.
  No more than 10% of the portfolio may be invested in high yield and emerging market debt combined at any time.

A portion of the pension assets is invested in real estate funds to provide diversification, add return and hedge against inflation. Real estate properties are illiquid, difficult to value and not actively traded. The pension plan uses external real estate investment managers to invest in commingled funds that hold real estate properties. To mitigate investment risk in the real estate portfolio, commingled real estate funds are used to ensure that holdings are diversified by region, property type and risk classification. Real estate holdings include core, value-added and development risk classifications and some investments in Real Estate Investment Trusts (REITs), which are publicly traded real estate securities classified as Level 1.

A portion of the pension assets is invested in private equity. Private equity investments add return and provide diversification and typically require a long-term time horizon to evaluate investment performance. Private equity is classified as an alternative investment because it is illiquid, difficult to value and not actively traded. The pension plan uses limited partnerships and commingled funds to invest across the private equity investment spectrum. Our private equity holdings are with 11 general partners who help monitor the investments and provide investment selection expertise. The holdings are currently comprised of venture capital, buyout and hybrid debt and equity investment instruments. Commingled private equity funds are used to enhance the holdings' diversity.

We participate in a securities lending program with BNY Mellon to provide incremental income on idle assets and to provide income to offset custody fees and other administrative expenses. We lend securities to borrowers approved by BNY Mellon in exchange for cash collateral. All loans are collateralized by at least 102% of the loaned asset's market value and the cash collateral is invested. The difference between the rebate owed to the borrower and the cash collateral rate of return determines the earnings on the loaned security. The securities lending program's objective is providing modest incremental income with a limited increase in risk.

We hold trust owned life insurance (TOLI) underwritten by The Prudential Insurance Company in the OPEB plan trusts. The strategy for holding life insurance contracts in the taxable Voluntary Employees' Beneficiary Association (VEBA) trust is to minimize taxes paid on the asset growth in the trust. Earnings on plan assets are tax-deferred within the TOLI contract and can be tax-free if held until claims are paid. Life insurance proceeds remain in the trust and are used to fund future retiree medical benefit liabilities. With consideration to other investments held in the trust, the cash value of the TOLI contracts is invested in two diversified funds. A portion is invested in a commingled fund with underlying investments in stocks that are actively traded on major international equity exchanges. The other portion of the TOLI cash value is invested in a diversified, commingled fixed income fund with underlying investments in government bonds, corporate bonds and asset-backed securities.

Cash and cash equivalents are held in each trust to provide liquidity and meet short-term cash needs. Cash equivalent funds are used to provide diversification and preserve principal. The underlying holdings in the cash funds are investment grade money market instruments including commercial paper, certificates of deposit, treasury bills and other types of investment grade short-term debt securities. The cash funds are valued each business day and provide daily liquidity.

Nuclear Trust Funds

Nuclear decommissioning and spent nuclear fuel trust funds represent funds that regulatory commissions allow us to collect through rates to fund future decommissioning and spent nuclear fuel disposal liabilities. By rules or orders, the IURC, the MPSC and the FERC established investment limitations and general risk management guidelines. In general, limitations include:

  Acceptable investments (rated investment grade or above when purchased).
  Maximum percentage invested in a specific type of investment.
  Prohibition of investment in obligations of AEP or its affiliates.
  Withdrawals permitted only for payment of decommissioning costs and trust expenses.

We maintain trust records for each regulatory jurisdiction. The trust assets may not be used for another jurisdiction's liabilities. Regulatory approval is required to withdraw decommissioning funds. These funds are managed by external investment managers who must comply with the guidelines and rules of the applicable regulatory authorities. The trust assets are invested to optimize the net of tax earnings of the trust giving consideration to liquidity, risk, diversification and other prudent investment objectives.

We record securities held in these trust funds as Spent Nuclear Fuel and Decommissioning Trusts on our balance sheets. We record these securities at fair value. We classify securities in the trust funds as available-for-sale due to their long-term purpose. Other-than-temporary impairments for investments in both debt and equity securities are considered realized losses as a result of securities being managed by an external investment management firm. The external investment management firm makes specific investment decisions regarding the equity and debt investments held in these trusts and generally intends to sell debt securities in an unrealized loss position as part of a tax optimization strategy. Impairments reduce the cost basis of the securities which will affect any future unrealized gain or realized gain or loss due to the adjusted cost of investment. We record unrealized gains and other-than-temporary impairments from securities in these trust funds as adjustments to the regulatory liability account for the nuclear decommissioning trust funds and to regulatory assets or liabilities for the spent nuclear fuel disposal trust funds in accordance with their treatment in rates. Consequently, changes in fair value of trust assets do not affect earnings or AOCI. See the “Nuclear Contingencies” section of Note 5 for additional discussion of nuclear matters. See “Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal” section of Note 10 for disclosure of the fair value of assets within the trusts.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity (net assets) of a business enterprise during a period from transactions and other events and circumstances from nonowner sources. It includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. Comprehensive income (loss) has two components: net income (loss) and other comprehensive income (loss).

Accumulated Other Comprehensive Income (Loss) (AOCI)

AOCI is included on our balance sheets in our equity section. Our components of AOCI as of December 31, 2011 and 2010 are shown in the following table:

	December 31,
Components	2011	2010
	(in millions)
Cash Flow Hedges, Net of Tax	$(23)	$11
Securities Available for Sale, Net of Tax	2	4
Amortization of Pension and OPEB Deferred Costs, Net of Tax	81	57
Pension and OPEB Funded Status, Net of Tax	(530)	(453)
Total	$(470)	$(381)

Stock-Based Compensation Plans

At December 31, 2011, we had stock options, performance units, restricted shares and restricted stock units outstanding under The Amended and Restated American Electric Power System Long-Term Incentive Plan (LTIP). This plan was last approved by shareholders in April 2010.

We maintain a variety of tax qualified and nonqualified deferred compensation plans for employees and non-employee directors that include, among other options, an investment in or an investment return equivalent to that of AEP common stock. This includes career share accounts maintained under the American Electric Power System Stock Ownership Requirement Plan, which facilitates executives in meeting minimum stock ownership requirements assigned to them by the HR Committee of the Board of Directors. Career shares are derived from vested performance units granted to employees under the LTIP. Career shares are equal in value to shares of AEP common stock and do not become payable to executives until after their service ends. Dividends paid on career shares are reinvested as additional career shares.

We compensate our non-employee directors, in part, with stock units under the American Electric Power Company, Inc. Stock Unit Accumulation Plan for Non-Employee Directors. These stock units become payable in cash to directors after their service ends.

In January 2006, we adopted accounting guidance for “Compensation - Stock Compensation” which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors, including stock options, based on estimated fair values.

We recognize compensation expense for all share-based awards with service only vesting conditions granted on or after January 2006 using the straight-line single-option method. Stock-based compensation expense recognized on our statements of income for the years ended December 31, 2011, 2010 and 2009 is based on awards ultimately expected to vest. Therefore, stock-based compensation expense has been reduced to reflect estimated forfeitures. Accounting guidance for “Compensation - Stock Compensation” requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

For the years ended December 31, 2011, 2010 and 2009, compensation expense is included in Net Income for the performance units, career shares, restricted shares, restricted stock units and the non-employee director's stock units. See Note 15 for additional discussion.

Earnings Per Share (EPS)

Shown below are income statement amounts attributable to AEP common shareholders:

	Years Ended December 31,
Amounts Attributable to AEP Common Shareholders	2011	2010	2009
	(in millions)
Income Before Extraordinary Items	$1,568	$1,211	$1,362
Extraordinary Items, Net of Tax	373	-	(5)
Net Income	$1,941	$1,211	$1,357

Basic earnings per common share is calculated by dividing net earnings available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per common share is calculated by adjusting the weighted average outstanding common shares, assuming conversion of all potentially dilutive stock options and awards.

The following table presents our basic and diluted EPS calculations included on our statements of income:

	Years Ended December 31,
	2011		2010		2009
	(in millions, except per share data)
		$/share		$/share		$/share
Earnings Attributable to AEP Common
Shareholders	$1,941		$1,211		$1,357

Weighted Average Number of Basic Shares
Outstanding	482.2	$4.02	479.4	$2.53	458.7	$2.96
Weighted Average Dilutive Effect of:
Performance Share Units	-	-	0.1	-	0.3	-
Stock Options	0.1	-	-	-	-	-
Restricted Stock Units	0.2	-	0.1	-	-	-
Weighted Average Number of Diluted Shares
Outstanding	482.5	$4.02	479.6	$2.53	459.0	$2.96

Options to purchase 136,250 and 452,216 shares of common stock were outstanding at December 31, 2010 and 2009, respectively, but were not included in the computation of diluted earnings per share attributable to AEP common shareholders. Since the options' exercise prices were greater than the average market price of the common shares, the effect would have been antidilutive. There were no antidilutive shares outstanding at December 31, 2011.

OPCo Revised Depreciation Rates

Effective December 1, 2011, we revised book depreciation rates for certain of OPCo's generating plants consistent with shortened depreciable lives for the generating units. This change in depreciable lives is expected to result in a $54 million increase in depreciation expense in 2012.

Supplementary Information

	Years Ended December 31,
Related Party Transactions	2011		2010		2009

	(in millions)
AEP Consolidated Revenues – Utility Operations:
Ohio Valley Electric Corporation (43.47% owned)	$-		$(20)	(a)	$-
AEP Consolidated Revenues – Other Revenues:
Ohio Valley Electric Corporation – Barging and Other
Transportation Services (43.47% Owned)	37		29		31
AEP Consolidated Expenses – Purchased Electricity
for Resale:
Ohio Valley Electric Corporation (43.47% Owned)	383	(b)	302	(b)	286

(a)       The AEP Power Pool purchased power from OVEC to serve off-system sales through an agreement that began in January 2010 and ended in June 2010.

(b)       The AEP Power Pool purchased power from OVEC to serve retail sales in 2011 and 2010. The total amount reported in 2011 and 2010 includes $66 million and $10 million, respectively, related to these agreements.

	Years Ended December 31,
Cash Flow Information	2011	2010	2009
	(in millions)
Cash Paid (Received) for:
Interest, Net of Capitalized Amounts	$900	$958	$924
Income Taxes	(118)	(268)	(98)
Noncash Investing and Financing Activities:
Acquisitions Under Capital Leases	54	225	86
Construction Expenditures Included in Current Liabilities at December 31,	380	267	348

Appalachian Power Co [Member]
Accounting Policies [Abstract]
Organization and Summary of Significant Accounting Policies
Pension Plan Assets	Target
Equity	45.0%
Fixed Income	45.0%
Other Investments	10.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The principal business conducted by the Registrant Subsidiaries is the generation, transmission and distribution of electric power. These companies are subject to regulation by the FERC under the Federal Power Act and the Energy Policy Act of 2005 and maintain accounts in accordance with the FERC and other regulatory guidelines. These companies are subject to further regulation with regard to rates and other matters by state regulatory commissions.

The Registrant Subsidiaries also engage in wholesale electricity marketing and risk management activities in the United States.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Rates and Service Regulation

The Registrant Subsidiaries' rates are regulated by the FERC and state regulatory commissions in the nine state operating territories in which they operate. The FERC also regulates the Registrant Subsidiaries' affiliated transactions, including AEPSC intercompany service billings which are generally at cost, under the 2005 Public Utility Holding Company Act and the Federal Power Act. The FERC also has jurisdiction over the issuances and acquisitions of securities of the public utility subsidiaries, the acquisition or sale of certain utility assets and mergers with another electric utility or holding company. For non-power goods and services, the FERC requires that a nonregulated affiliate can bill an affiliated public utility company no more than market while a public utility must bill the higher of cost or market to a nonregulated affiliate. The state regulatory commissions also regulate certain intercompany transactions under various orders and affiliate statutes. Both the FERC and state regulatory commissions are permitted to review and audit the relevant books and records of companies within a public utility holding company system.

The FERC regulates wholesale power markets and wholesale power transactions. The Registrant Subsidiaries' wholesale power transactions are generally market-based. Wholesale power transactions are cost-based regulated when the Registrant Subsidiaries negotiate and file a cost-based contract with the FERC or the FERC determines that the Registrant Subsidiaries have “market power” in the region where the transaction occurs. The Registrant Subsidiaries have entered into wholesale power supply contracts with various municipalities and cooperatives that are FERC-regulated, cost-based contracts. These contracts are generally formula rate mechanisms, which are trued up to actual costs annually.

The state regulatory commissions regulate all of the retail distribution operations and rates of the Registrant Subsidiaries on a cost basis. The state regulatory commissions also regulate the retail generation/power supply operations and rates except in Ohio.

The FERC also regulates the Registrant Subsidiaries' wholesale transmission operations and rates. The FERC claims jurisdiction over retail transmission rates when retail rates are unbundled in connection with restructuring. OPCo's retail transmission rates in Ohio, APCo's retail transmission rates in Virginia and I&M's retail transmission rates in Michigan are unbundled and are based on the FERC's Open Access Transmission Tariff (OATT) rates that are cost-based.

Bundled retail transmission rates are regulated, on a cost basis, by the state commissions.

In addition, the FERC regulates the SIA, the Interconnection Agreement, the CSW Operating Agreement, the System Transmission Integration Agreement, the Transmission Agreement, the Transmission Coordination Agreement and the AEP System Interim Allowance Agreement, all of which allocate shared system costs and revenues to the Registrant Subsidiaries that are parties to each agreement.

Principles of Consolidation

The consolidated financial statements for APCo include the Registrant Subsidiary and its wholly-owned subsidiaries. The consolidated financial statements for I&M include the Registrant Subsidiary, its wholly-owned subsidiaries and DCC Fuel (substantially-controlled variable interest entities (VIEs)). The consolidated financial statements for OPCo include the Registrant Subsidiary and a wholly-owned subsidiary. The consolidated financial statements for SWEPCo include the Registrant Subsidiary, its wholly-owned subsidiaries excluding DHLC (as of January 1, 2010, SWEPCo is no longer the primary beneficiary of DHLC and is no longer required to consolidate DHLC, in accordance with the accounting guidance for “Consolidations”) and Sabine (a substantially-controlled VIE). Intercompany items are eliminated in consolidation. The Registrant Subsidiaries use the equity method of accounting for equity investments where they exercise significant influence but do not hold a controlling financial interest. Such investments are recorded as Deferred Charges and Other Noncurrent Assets on the balance sheets; equity earnings are included in Equity Earnings of Unconsolidated Subsidiaries on the statements of income. OPCo, PSO and SWEPCo have ownership interests in generating units that are jointly-owned with nonaffiliated companies. The proportionate share of the operating costs associated with such facilities is included in the income statements and the assets and liabilities are reflected in the balance sheets. See “Variable Interest Entities” section of Note 14.

Accounting for the Effects of Cost-Based Regulation

As rate-regulated electric public utility companies, the Registrant Subsidiaries' financial statements reflect the actions of regulators that result in the recognition of certain revenues and expenses in different time periods than enterprises that are not rate-regulated. In accordance with accounting guidance for “Regulated Operations,” the Registrant Subsidiaries record regulatory assets (deferred expenses) and regulatory liabilities (future revenue reductions or refunds) to reflect the economic effects of regulation by matching expenses with their recovery through regulated revenues and income with its passage to customers through the reduction of regulated revenues.

Accounting guidance for “Discontinuation of Rate-Regulated Operations” requires the recognition of an impairment of stranded net regulatory assets and stranded plant costs if they are not recoverable in regulated rates. In addition, an enterprise is required to eliminate from its balance sheet the effects of any actions of regulators that had been recognized as regulatory assets and regulatory liabilities. Such impairments and adjustments are classified as an extraordinary item.

Use of Estimates

The preparation of these financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates include, but are not limited to, inventory valuation, allowance for doubtful accounts, long-lived asset impairment, unbilled electricity revenue, valuation of long-term energy contracts, the effects of regulation, long-lived asset recovery, storm costs, the effects of contingencies and certain assumptions made in accounting for pension and postretirement benefits. The estimates and assumptions used are based upon management's evaluation of the relevant facts and circumstances as of the date of the financial statements. Actual results could ultimately differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents include temporary cash investments with original maturities of three months or less.

Inventory

Fossil fuel inventories are generally carried at average cost. Materials and supplies inventories are carried at average cost.

Accounts Receivable

Customer accounts receivable primarily include receivables from wholesale and retail energy customers, receivables from energy contract counterparties related to risk management activities and customer receivables primarily related to other revenue-generating activities.

Revenue is recognized from electric power sales when power is delivered to customers. To the extent that deliveries have occurred but a bill has not been issued, the Registrant Subsidiaries accrue and recognize, as Accrued Unbilled Revenues on the balance sheets, an estimate of the revenues for energy delivered since the last billing.

AEP Credit factors accounts receivable on a daily basis, excluding receivables from risk management activities, through purchase agreements with I&M, KGPCo, KPCo, OPCo, PSO, SWEPCo and a portion of APCo. Since APCo does not have regulatory authority to sell accounts receivable in its West Virginia regulatory jurisdiction, only a portion of APCo's accounts receivable are sold to AEP Credit. See “Sale of Receivables – AEP Credit” section of Note 13 for additional information.

Allowance for Uncollectible Accounts

Generally, AEP Credit records bad debt expense related to receivables purchased from the Registrant Subsidiaries under a sale of receivables agreement. For receivables related to APCo's West Virginia operations, the bad debt reserve is calculated based on a rolling two-year average write-off in proportion to gross accounts receivable. For customer accounts receivables relating to risk management activities, accounts receivables are reviewed for bad debt reserves at a specific counterparty level basis. For miscellaneous accounts receivable, bad debt expense is recorded for all amounts outstanding 180 days or greater at 100%, unless specifically identified. Miscellaneous accounts receivable items open less than 180 days may be reserved using specific identification for bad debt reserves.

Concentrations of Credit Risk and Significant Customers

The Registrant Subsidiaries do not have any significant customers that comprise 10% or more of their Operating Revenues as of December 31, 2011.

The Registrant Subsidiaries monitor credit levels and the financial condition of their customers on a continuing basis to minimize credit risk. The regulatory commissions allow recovery in rates for a reasonable level of bad debt costs. Management believes adequate provisions for credit loss have been made in the accompanying Registrant Subsidiary financial statements.

Emission Allowances

The Registrant Subsidiaries in regulated jurisdictions record emission allowances at cost, including the annual SO2 and NOx emission allowance entitlements received at no cost from the Federal EPA. OPCo records allowances at the lower of cost or market for the period after our FAC expires in May 2015. The Registrant Subsidiaries follow the inventory model for these allowances. Allowances expected to be consumed within one year are reported in Materials and Supplies. Allowances with expected consumption beyond one year are included in Deferred Charges and Other Noncurrent Assets. These allowances are consumed in the production of energy and are recorded in Fuel and Other Consumables Used for Electric Generation at an average cost. Allowances held for speculation are included in Prepayments and Other Current Assets. The purchases and sales of allowances are reported in the Operating Activities section of the statements of cash flows. The net margin on sales of emission allowances is included in Electric Generation, Transmission and Distribution Revenues for nonaffiliated transactions and in Sales to AEP Affiliates Revenues for affiliated transactions because of its integral nature to the production process of energy and the Registrant Subsidiaries' revenue optimization strategy for their operations. The net margin on sales of emission allowances affects the determination of deferred fuel or deferred emission allowance costs and the amortization of regulatory assets for certain jurisdictions.

Property, Plant and Equipment and Equity Investments

Regulated

Electric utility property, plant and equipment for rate-regulated operations are stated at original purchase cost. Additions, major replacements and betterments are added to the plant accounts. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation under the group composite method of depreciation. The group composite method of depreciation assumes that on average, asset components are retired at the end of their useful lives and thus there is no gain or loss. The equipment in each primary electric plant account is identified as a separate group. Under the group composite method of depreciation, continuous interim routine replacements of items such as boiler tubes, pumps, motors, etc. result in the original cost, less salvage, being charged to accumulated depreciation. The depreciation rates that are established take into account the past history of interim capital replacements and the amount of salvage received. These rates and the related lives are subject to periodic review. Removal costs are charged to regulatory liabilities. The costs of labor, materials and overhead incurred to operate and maintain plants are included in operating expenses.

Long-lived assets are required to be tested for impairment when it is determined that the carrying value of the assets may no longer be recoverable or when the assets meet the held-for-sale criteria under the accounting guidance for “Impairment or Disposal of Long-Lived Assets.” When it becomes probable that an asset in service or an asset under construction will be abandoned and regulatory cost recovery has been disallowed, the cost of that asset shall be removed from plant-in-service or CWIP and charged to expense. Equity investments are required to be tested for impairment when it is determined there may be an other-than-temporary loss in value.

The fair value of an asset or investment is the amount at which that asset or investment could be bought or sold in a current transaction between willing parties, as opposed to a forced or liquidation sale. Quoted market prices in active markets are the best evidence of fair value and are used as the basis for the measurement, if available. In the absence of quoted prices for identical or similar assets or investments in active markets, fair value is estimated using various internal and external valuation methods including cash flow analysis and appraisals.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

AFUDC represents the estimated cost of borrowed and equity funds used to finance construction projects that is capitalized and recovered through depreciation over the service life of regulated electric utility plant.

The Registrant Subsidiaries record the equity component of AFUDC in Allowance for Equity Funds Used During Construction and the debt component of AFUDC as a reduction to Interest Expense.

Valuation of Nonderivative Financial Instruments

The book values of Cash and Cash Equivalents, Accounts Receivable, Short-term Debt and Accounts Payable approximate fair value because of the short-term maturity of these instruments.

Fair Value Measurements of Assets and Liabilities

The accounting guidance for “Fair Value Measurements and Disclosures” establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). Where observable inputs are available for substantially the full term of the asset or liability, the instrument is categorized in Level 2. When quoted market prices are not available, pricing may be completed using comparable securities, dealer values, operating data and general market conditions to determine fair value. Valuation models utilize various inputs such as commodity, interest rate and, to a lesser degree, volatility and credit that include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, market corroborated inputs (i.e. inputs derived principally from, or correlated to, observable market data) and other observable inputs for the asset or liability.

For commercial activities, exchange traded derivatives, namely futures contracts, are generally fair valued based on unadjusted quoted prices in active markets and are classified as Level 1. Level 2 inputs primarily consist of OTC broker quotes in moderately active or less active markets, as well as exchange traded contracts where there is insufficient market liquidity to warrant inclusion in Level 1. Management verifies price curves using these broker quotes and classifies these fair values within Level 2 when substantially all of the fair value can be corroborated. Management typically obtains multiple broker quotes, which are non-binding in nature but are based on recent trades in the marketplace. When multiple broker quotes are obtained, the quoted bid and ask prices are averaged. In certain circumstances, a broker quote may be discarded if it is a clear outlier. Management uses a historical correlation analysis between the broker quoted location and the illiquid locations and if the points are highly correlated, these locations are included within Level 2 as well. Certain OTC and bilaterally executed derivative instruments are executed in less active markets with a lower availability of pricing information. Long-dated and illiquid complex or structured transactions and FTRs can introduce the need for internally developed modeling inputs based upon extrapolations and assumptions of observable market data to estimate fair value. When such inputs have a significant impact on the measurement of fair value, the instrument is categorized as Level 3.

AEP utilizes its trustee's external pricing service to estimate the fair value of the underlying investments held in the benefit plan and nuclear trusts. AEP's investment managers review and validate the prices utilized by the trustee to determine fair value. AEP's management performs its own valuation testing to verify the fair values of the securities. AEP receives audit reports of the trustee's operating controls and valuation processes. The trustee uses multiple pricing vendors for the assets held in the trusts.

Assets in the benefits and nuclear trusts and Other Cash Deposits are classified using the following methods. Equities are classified as Level 1 holdings if they are actively traded on exchanges. Items classified as Level 1 are investments in money market funds, fixed income and equity mutual funds and domestic equity securities. They are valued based on observable inputs primarily unadjusted quoted prices in active markets for identical assets. Items classified as Level 2 are primarily investments in individual fixed income securities and cash equivalents funds. Fixed income securities do not trade on an exchange and do not have an official closing price but their valuation inputs are based on observable market data. Pricing vendors calculate bond valuations using financial models and matrices. The models use observable inputs including yields on benchmark securities, quotes by securities brokers, rating agency actions, discounts or premiums on securities compared to par prices, changes in yields for U.S. Treasury securities, corporate actions by bond issuers, prepayment schedules and histories, economic events and, for certain securities, adjustments to yields to reflect changes in the rate of inflation. Other securities with model-derived valuation inputs that are observable are also classified as Level 2 investments. Investments with unobservable valuation inputs are classified as Level 3 investments. Benefit plan assets included in Level 3 are primarily real estate and private equity investments that are valued using methods requiring judgment including appraisals.

Deferred Fuel Costs

The cost of fuel and related emission allowances and emission control chemicals/consumables is charged to Fuel and Other Consumables Used for Electric Generation expense when the fuel is burned or the allowance or consumable is utilized. The cost of fuel also includes the cost of nuclear fuel burned which is computed primarily on the units-of-production method. In regulated jurisdictions with an active FAC, fuel cost over-recoveries (the excess of fuel revenues billed to customers over applicable fuel costs incurred) are generally deferred as current regulatory liabilities and under-recoveries (the excess of applicable fuel costs incurred over fuel revenues billed to customers) are generally deferred as current regulatory assets. These deferrals are amortized when refunded or when billed to customers in later months with the state regulatory commissions' review and approval. The amount of an over-recovery or under-recovery can also be affected by actions of the state regulatory commissions. On a routine basis, state regulatory commissions review and/or audit the Registrant Subsidiaries' fuel procurement policies and practices, the fuel cost calculations and FAC deferrals. When a fuel cost disallowance becomes probable, the Registrant Subsidiaries adjust their FAC deferrals and record provisions for estimated refunds to recognize these probable outcomes. Fuel cost over-recovery and under-recovery balances are classified as noncurrent when there is a phase-in plan or the FAC has been suspended or terminated.

Changes in fuel costs, including purchased power in Indiana and Michigan for I&M, in Ohio (beginning in 2012 through May 2015) for OPCo, in Arkansas, Louisiana and Texas for SWEPCo, in Oklahoma for PSO and in Virginia for APCo are reflected in rates in a timely manner through the FAC. Changes in fuel costs, including purchased power in Ohio (beginning in 2009 through 2011) for OPCo and in West Virginia for APCo are reflected in rates through FAC phase-in plans. The FAC generally includes some sharing of off-system sales. In West Virginia for APCo, all of the profits from off-system sales are given to customers through the FAC.

A portion of profits from off-system sales are given to customers through the FAC and other rate mechanisms in Oklahoma for PSO, Arkansas, Louisiana and Texas for SWEPCo, Virginia for APCo and in Indiana and Michigan (all areas of Michigan beginning in December 2010) for I&M. Where the FAC or off-system sales sharing mechanism is capped, frozen or non-existent, changes in fuel costs or sharing of off-system sales impacted earnings.

Revenue Recognition

Regulatory Accounting

The financial statements of the Registrant Subsidiaries reflect the actions of regulators that can result in the recognition of revenues and expenses in different time periods than enterprises that are not rate-regulated. Regulatory assets (deferred expenses) and regulatory liabilities (deferred revenue reductions or refunds) are recorded to reflect the economic effects of regulation in the same accounting period by matching expenses with their recovery through regulated revenues and by matching income with its passage to customers in cost-based regulated rates.

When regulatory assets are probable of recovery through regulated rates, the Registrant Subsidiaries record them as assets on the balance sheets. The Registrant Subsidiaries test for probability of recovery at each balance sheet date or whenever new events occur. Examples of new events include the issuance of a regulatory commission order or passage of new legislation. If it is determined that recovery of a regulatory asset is no longer probable, the Registrant Subsidiaries write off that regulatory asset as a charge against income.

Traditional Electricity Supply and Delivery Activities

The Registrant Subsidiaries recognize revenues from retail and wholesale electricity sales and electricity transmission and distribution delivery services. The Registrant Subsidiaries recognize the revenues on the statements of income upon delivery of the energy to the customer and include unbilled as well as billed amounts.

Most of the power produced at the generation plants of the AEP East companies is sold to PJM, the RTO operating in the east service territory. The AEP East companies purchase power from PJM to supply power to their customers. Generally, these power sales and purchases are reported on a net basis as revenues on the statements of income. However, purchases of power in excess of sales to PJM, on an hourly net basis, used to serve retail load are recorded gross as Purchased Electricity for Resale on the statements of income. Other RTOs in which the Registrant Subsidiaries participate do not function in the same manner as PJM. They function as balancing organizations and not as exchanges.

Physical energy purchases arising from non-derivative contracts are accounted for on a gross basis in Purchased Electricity for Resale on the statements of income. Energy purchases arising from non-trading derivative contracts are recorded based on the transaction's economic substance. Purchases under non-trading derivatives used to serve accrual based obligations are recorded in Purchased Electricity for Resale on the statements of income. All other non-trading derivative purchases are recorded net in revenues.

In general, the Registrant Subsidiaries record expenses when purchased electricity is received and when expenses are incurred, with the exception of certain power purchase contracts that are derivatives and accounted for using MTM accounting where generation/supply rates are not cost-based regulated, such as in Ohio for OPCo and until April 2009 in Texas for SWEPCo. In jurisdictions where the generation/supply business is subject to cost-based regulation, the unrealized MTM amounts are deferred as regulatory assets (for losses) and regulatory liabilities (for gains).

Energy Marketing and Risk Management Activities

AEPSC, on behalf of the Registrant Subsidiaries, engages in wholesale electricity, coal, natural gas and emission allowances marketing and risk management activities focused on wholesale markets where the AEP System owns assets and adjacent markets. These activities include the purchase and sale of energy under forward contracts at fixed and variable prices and the buying and selling of financial energy contracts which include exchange traded futures and options, as well as OTC options and swaps. Certain energy marketing and risk management transactions are with RTOs.

The Registrant Subsidiaries recognize revenues and expenses from wholesale marketing and risk management transactions that are not derivatives upon delivery of the commodity. The Registrant Subsidiaries use MTM accounting for wholesale marketing and risk management transactions that are derivatives unless the derivative is designated in a qualifying cash flow hedge relationship or a normal purchase or sale. The Registrant Subsidiaries include realized gains and losses on wholesale marketing and risk management transactions in revenues on a net basis.

For APCo, I&M, PSO and SWEPCo, who are subject to cost-based regulation, the unrealized MTM amounts and some realized gains and losses are deferred as regulatory assets (for losses) and regulatory liabilities (for gains). Unrealized MTM gains and losses are included on the balance sheets as Risk Management Assets or Liabilities as appropriate.

Certain qualifying wholesale marketing and risk management derivatives transactions are designated as hedges of variability in future cash flows as a result of forecasted transactions (cash flow hedge). The Registrant Subsidiaries initially record the effective portion of the cash flow hedge's gain or loss as a component of AOCI. When the forecasted transaction is realized and affects net income, the Registrant Subsidiaries subsequently reclassify the gain or loss on the hedge from AOCI into revenues or expenses within the same financial statement line item as the forecasted transaction on their statements of income.

APCo, I&M, PSO, and SWEPCo, who are subject to cost-based regulation, defer the ineffective portion as regulatory assets (for losses) and regulatory liabilities (for gains). See “Accounting for Cash Flow Hedging Strategies” section of Note 9.

Maintenance

The Registrant Subsidiaries expense maintenance costs as incurred. If it becomes probable that the Registrant Subsidiaries will recover specifically-incurred costs through future rates, a regulatory asset is established to match the expensing of those maintenance costs with their recovery in cost-based regulated revenues. In certain regulatory jurisdictions, the Registrant Subsidiaries defer costs above the level included in base rates and amortize those deferrals commensurate with recovery through rate riders.

Income Taxes and Investment Tax Credits

The Registrant Subsidiaries use the liability method of accounting for income taxes. Under the liability method, deferred income taxes are provided for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence.

When the flow-through method of accounting for temporary differences is reflected in regulated revenues (that is, when deferred taxes are not included in the cost of service for determining regulated rates for electricity), deferred income taxes are recorded and related regulatory assets and liabilities are established to match the regulated revenues and tax expense.

Investment tax credits are accounted for under the flow-through method except where regulatory commissions have reflected investment tax credits in the rate-making process on a deferral basis. Investment tax credits that have been deferred are amortized over the life of the plant investment.

The Registrant Subsidiaries account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.” The Registrant Subsidiaries classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation.

Excise Taxes

As agents for some state and local governments, the Registrant Subsidiaries collect from customers certain excise taxes levied by those state or local governments on customers. The Registrant Subsidiaries do not record these taxes as revenue or expense.

Government Grants

For APCo's commercial scale Carbon Capture and Sequestration facility at the Mountaineer Plant and OPCo's gridSMART® demonstration program, APCo and OPCo are reimbursed by the Department of Energy for allowable costs incurred during the billing period. These reimbursements result in the reduction of Other Operation and Maintenance expenses on the statements of income or a reduction in Construction Work in Progress on the balance sheets.

Debt

Gains and losses from the reacquisition of debt used to finance regulated electric utility plants are deferred and amortized over the remaining term of the reacquired debt in accordance with their rate-making treatment unless the debt is refinanced. If the reacquired debt associated with the regulated business is refinanced, the reacquisition costs attributable to the portions of the business that are subject to cost-based regulatory accounting are generally deferred and amortized over the term of the replacement debt consistent with its recovery in rates.

Debt discount or premium and debt issuance expenses are deferred and amortized generally utilizing the straight-line method over the term of the related debt. The straight-line method approximates the effective interest method and is consistent with the treatment in rates for regulated operations. The net amortization expense is included in Interest Expense.

Investments Held in Trust for Future Liabilities

AEP has several trust funds with significant investments intended to provide for future payments of pension and OPEB benefits, nuclear decommissioning and spent nuclear fuel disposal. All of the trust funds' investments are diversified and managed in compliance with all laws and regulations. The investment strategy for trust funds is to use a diversified portfolio of investments to achieve an acceptable rate of return while managing the interest rate sensitivity of the assets relative to the associated liabilities. To minimize investment risk, the trust funds are broadly diversified among classes of assets, investment strategies and investment managers. Management regularly reviews the actual asset allocations and periodically rebalances the investments to targeted allocations when appropriate. Investment policies and guidelines allow investment managers in approved strategies to use financial derivatives to obtain or manage market exposures and to hedge assets and liabilities. The investments are reported at fair value under the “Fair Value Measurements and Disclosures” accounting guidance.

Benefit Plans

All benefit plan assets are invested in accordance with each plan's investment policy. The investment policy outlines the investment objectives, strategies and target asset allocations by plan.

The investment philosophies for AEP's benefit plans support the allocation of assets to minimize risks and optimize net returns. Strategies used include:

  Maintaining a long-term investment horizon.
  Diversifying assets to help control volatility of returns at acceptable levels.
  Managing fees, transaction costs and tax liabilities to maximize investment earnings.
  Using active management of investments where appropriate risk/return opportunities exist.
  Keeping portfolio structure style-neutral to limit volatility compared to applicable benchmarks.
  Using alternative asset classes such as real estate and private equity to maximize return and provide additional portfolio diversification.

The investment policy for the pension fund allocates assets based on the funded status of the pension plan. The objective of the asset allocation policy is to reduce the investment volatility of the plan over time. Generally, more of the investment mix will be allocated to fixed income investments as the plan becomes better funded. Assets will be transferred away from equity investments into fixed income investments based on the market value of plan assets compared to the plan's projected benefit obligation. The current target asset allocations are as follows:

The investment policy for each benefit plan contains various investment limitations. The investment policies establish concentration limits for securities. Investment policies prohibit the benefit trust funds from purchasing securities issued by AEP (with the exception of proportionate and immaterial holdings of AEP securities in passive index strategies). However, the investment policies do not preclude the benefit trust funds from receiving contributions in the form of AEP securities, provided that the AEP securities acquired by each plan may not exceed the limitations imposed by law. Each investment manager's portfolio is compared to a diversified benchmark index.

For equity investments, the limits are as follows:

  No security in excess of 5% of all equities.
  Cash equivalents must be less than 10% of an investment manager's equity portfolio.
  No individual stock may be more than 10% of each manager's equity portfolio.
  No investment in excess of 5% of an outstanding class of any company.
  No securities may be bought or sold on margin or other use of leverage.

For fixed income investments, the concentration limits must not exceed:

  3% in one issuer
  5% private placements
  5% convertible securities
  60% for bonds rated AA+ or lower
  50% for bonds rated A+ or lower
  10% for bonds rated BBB- or lower

For obligations of non-government issuers, the following limitations apply:

  AAA rated debt: a single issuer should account for no more than 5% of the portfolio.
  AA+, AA, AA- rated debt: a single issuer should account for no more than 3% of the portfolio.
  Debt rated A+ or lower: a single issuer should account for no more than 2% of the portfolio.
  No more than 10% of the portfolio may be invested in high yield and emerging market debt combined at any time.

A portion of the pension assets is invested in real estate funds to provide diversification, add return and hedge against inflation. Real estate properties are illiquid, difficult to value and not actively traded. The pension plan uses external real estate investment managers to invest in commingled funds that hold real estate properties. To mitigate investment risk in the real estate portfolio, commingled real estate funds are used to ensure that holdings are diversified by region, property type and risk classification. Real estate holdings include core, value-added and development risk classifications and some investments in Real Estate Investment Trusts (REITs), which are publicly traded real estate securities classified as Level 1.

A portion of the pension assets is invested in private equity. Private equity investments add return and provide diversification and typically require a long-term time horizon to evaluate investment performance. Private equity is classified as an alternative investment because it is illiquid, difficult to value and not actively traded. The pension plan uses limited partnerships and commingled funds to invest across the private equity investment spectrum. The private equity holdings are with eleven general partners who help monitor the investments and provide investment selection expertise. The holdings are currently comprised of venture capital, buyout and hybrid debt and equity investment instruments. Commingled private equity funds are used to enhance the holdings' diversity.

AEP participates in a securities lending program with BNY Mellon to provide incremental income on idle assets and to provide income to offset custody fees and other administrative expenses. AEP lends securities to borrowers approved by BNY Mellon in exchange for cash collateral. All loans are collateralized by at least 102% of the loaned asset's market value and the cash collateral is invested. The difference between the rebate owed to the borrower and the cash collateral rate of return determines the earnings on the loaned security. The securities lending program's objective is providing modest incremental income with a limited increase in risk.

Trust owned life insurance (TOLI) underwritten by The Prudential Insurance Company is held in the OPEB plan trusts. The strategy for holding life insurance contracts in the taxable Voluntary Employees' Beneficiary Association (VEBA) trust is to minimize taxes paid on the asset growth in the trust. Earnings on plan assets are tax-deferred within the TOLI contract and can be tax-free if held until claims are paid. Life insurance proceeds remain in the trust and are used to fund future retiree medical benefit liabilities. With consideration to other investments held in the trust, the cash value of the TOLI contracts is invested in two diversified funds. A portion is invested in a commingled fund with underlying investments in stocks that are actively traded on major international equity exchanges. The other portion of the TOLI cash value is invested in a diversified, commingled fixed income fund with underlying investments in government bonds, corporate bonds and asset-backed securities.

Cash and cash equivalents are held in each trust to provide liquidity and meet short-term cash needs. Cash equivalent funds are used to provide diversification and preserve principal. The underlying holdings in the cash funds are investment grade money market instruments including commercial paper, certificates of deposit, treasury bills and other types of investment grade short-term debt securities. The cash funds are valued each business day and provide daily liquidity.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity (net assets) of a business enterprise during a period from transactions and other events and circumstances from nonowner sources. It includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. Comprehensive income (loss) has two components: net income (loss) and other comprehensive income (loss).

Accumulated Other Comprehensive Income (Loss) (AOCI)

AOCI is included on the balance sheets in the equity section. Components of AOCI for the Registrant Subsidiaries as of December 31, 2011 and 2010 are shown in the following table:

	December 31,
	2011	2010
	(in thousands)
Cash Flow Hedges, Net of Tax
APCo	$(285)	$(56)
I&M	(15,284)	(8,685)
OPCo	7,706	10,449
PSO	7,149	8,494
SWEPCo	(15,524)	(4,190)

Amortization of Pension and OPEB Deferred Costs, Net of Tax
APCo	$15,521	$12,412
I&M	3,088	2,140
OPCo	32,977	22,031
SWEPCo	4,113	3,602

Pension and OPEB Funded Status, Net of Tax
APCo	$(73,779)	$(60,379)
I&M	(16,025)	(14,344)
OPCo	(238,405)	(212,635)
SWEPCo	(15,404)	(11,903)

Earnings Per Share (EPS)

The Registrant Subsidiaries are wholly-owned subsidiaries of AEP. Therefore, none are required to report EPS.

Indiana Michigan Power Co [Member]
Accounting Policies [Abstract]
Organization and Summary of Significant Accounting Policies
Pension Plan Assets	Target
Equity	45.0%
Fixed Income	45.0%
Other Investments	10.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The principal business conducted by the Registrant Subsidiaries is the generation, transmission and distribution of electric power. These companies are subject to regulation by the FERC under the Federal Power Act and the Energy Policy Act of 2005 and maintain accounts in accordance with the FERC and other regulatory guidelines. These companies are subject to further regulation with regard to rates and other matters by state regulatory commissions.

The Registrant Subsidiaries also engage in wholesale electricity marketing and risk management activities in the United States. I&M provides barging services to both affiliated and nonaffiliated companies.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Rates and Service Regulation

The Registrant Subsidiaries' rates are regulated by the FERC and state regulatory commissions in the nine state operating territories in which they operate. The FERC also regulates the Registrant Subsidiaries' affiliated transactions, including AEPSC intercompany service billings which are generally at cost, under the 2005 Public Utility Holding Company Act and the Federal Power Act. The FERC also has jurisdiction over the issuances and acquisitions of securities of the public utility subsidiaries, the acquisition or sale of certain utility assets and mergers with another electric utility or holding company. For non-power goods and services, the FERC requires that a nonregulated affiliate can bill an affiliated public utility company no more than market while a public utility must bill the higher of cost or market to a nonregulated affiliate. The state regulatory commissions also regulate certain intercompany transactions under various orders and affiliate statutes. Both the FERC and state regulatory commissions are permitted to review and audit the relevant books and records of companies within a public utility holding company system.

The FERC regulates wholesale power markets and wholesale power transactions. The Registrant Subsidiaries' wholesale power transactions are generally market-based. Wholesale power transactions are cost-based regulated when the Registrant Subsidiaries negotiate and file a cost-based contract with the FERC or the FERC determines that the Registrant Subsidiaries have “market power” in the region where the transaction occurs. The Registrant Subsidiaries have entered into wholesale power supply contracts with various municipalities and cooperatives that are FERC-regulated, cost-based contracts. These contracts are generally formula rate mechanisms, which are trued up to actual costs annually.

The state regulatory commissions regulate all of the retail distribution operations and rates of the Registrant Subsidiaries on a cost basis. The state regulatory commissions also regulate the retail generation/power supply operations and rates except in Ohio.

The FERC also regulates the Registrant Subsidiaries' wholesale transmission operations and rates. The FERC claims jurisdiction over retail transmission rates when retail rates are unbundled in connection with restructuring. OPCo's retail transmission rates in Ohio, APCo's retail transmission rates in Virginia and I&M's retail transmission rates in Michigan are unbundled and are based on the FERC's Open Access Transmission Tariff (OATT) rates that are cost-based. Bundled retail transmission rates are regulated, on a cost basis, by the state commissions.

In addition, the FERC regulates the SIA, the Interconnection Agreement, the CSW Operating Agreement, the System Transmission Integration Agreement, the Transmission Agreement, the Transmission Coordination Agreement and the AEP System Interim Allowance Agreement, all of which allocate shared system costs and revenues to the Registrant Subsidiaries that are parties to each agreement.

Principles of Consolidation

The consolidated financial statements for APCo include the Registrant Subsidiary and its wholly-owned subsidiaries. The consolidated financial statements for I&M include the Registrant Subsidiary, its wholly-owned subsidiaries and DCC Fuel (substantially-controlled variable interest entities (VIEs)). The consolidated financial statements for OPCo include the Registrant Subsidiary and a wholly-owned subsidiary. The consolidated financial statements for SWEPCo include the Registrant Subsidiary, its wholly-owned subsidiaries excluding DHLC (as of January 1, 2010, SWEPCo is no longer the primary beneficiary of DHLC and is no longer required to consolidate DHLC, in accordance with the accounting guidance for “Consolidations”) and Sabine (a substantially-controlled VIE). Intercompany items are eliminated in consolidation. The Registrant Subsidiaries use the equity method of accounting for equity investments where they exercise significant influence but do not hold a controlling financial interest. Such investments are recorded as Deferred Charges and Other Noncurrent Assets on the balance sheets; equity earnings are included in Equity Earnings of Unconsolidated Subsidiaries on the statements of income. OPCo, PSO and SWEPCo have ownership interests in generating units that are jointly-owned with nonaffiliated companies. The proportionate share of the operating costs associated with such facilities is included in the income statements and the assets and liabilities are reflected in the balance sheets. See “Variable Interest Entities” section of Note 14.

Accounting for the Effects of Cost-Based Regulation

As rate-regulated electric public utility companies, the Registrant Subsidiaries' financial statements reflect the actions of regulators that result in the recognition of certain revenues and expenses in different time periods than enterprises that are not rate-regulated. In accordance with accounting guidance for “Regulated Operations,” the Registrant Subsidiaries record regulatory assets (deferred expenses) and regulatory liabilities (future revenue reductions or refunds) to reflect the economic effects of regulation by matching expenses with their recovery through regulated revenues and income with its passage to customers through the reduction of regulated revenues.

Accounting guidance for “Discontinuation of Rate-Regulated Operations” requires the recognition of an impairment of stranded net regulatory assets and stranded plant costs if they are not recoverable in regulated rates. In addition, an enterprise is required to eliminate from its balance sheet the effects of any actions of regulators that had been recognized as regulatory assets and regulatory liabilities. Such impairments and adjustments are classified as an extraordinary item.

Use of Estimates

The preparation of these financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates include, but are not limited to, inventory valuation, allowance for doubtful accounts, long-lived asset impairment, unbilled electricity revenue, valuation of long-term energy contracts, the effects of regulation, long-lived asset recovery, storm costs, the effects of contingencies and certain assumptions made in accounting for pension and postretirement benefits. The estimates and assumptions used are based upon management's evaluation of the relevant facts and circumstances as of the date of the financial statements. Actual results could ultimately differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents include temporary cash investments with original maturities of three months or less.

Inventory

Fossil fuel inventories are generally carried at average cost. Materials and supplies inventories are carried at average cost.

Accounts Receivable

Customer accounts receivable primarily include receivables from wholesale and retail energy customers, receivables from energy contract counterparties related to risk management activities and customer receivables primarily related to other revenue-generating activities.

Revenue is recognized from electric power sales when power is delivered to customers. To the extent that deliveries have occurred but a bill has not been issued, the Registrant Subsidiaries accrue and recognize, as Accrued Unbilled Revenues on the balance sheets, an estimate of the revenues for energy delivered since the last billing.

AEP Credit factors accounts receivable on a daily basis, excluding receivables from risk management activities, through purchase agreements with I&M, KGPCo, KPCo, OPCo, PSO, SWEPCo and a portion of APCo.

See “Sale of Receivables – AEP Credit” section of Note 13 for additional information.

Allowance for Uncollectible Accounts

Generally, AEP Credit records bad debt expense related to receivables purchased from the Registrant Subsidiaries under a sale of receivables agreement.

For customer accounts receivables relating to risk management activities, accounts receivables are reviewed for bad debt reserves at a specific counterparty level basis. For miscellaneous accounts receivable, bad debt expense is recorded for all amounts outstanding 180 days or greater at 100%, unless specifically identified. Miscellaneous accounts receivable items open less than 180 days may be reserved using specific identification for bad debt reserves.

Concentrations of Credit Risk and Significant Customers

The Registrant Subsidiaries do not have any significant customers that comprise 10% or more of their Operating Revenues as of December 31, 2011.

The Registrant Subsidiaries monitor credit levels and the financial condition of their customers on a continuing basis to minimize credit risk. The regulatory commissions allow recovery in rates for a reasonable level of bad debt costs. Management believes adequate provisions for credit loss have been made in the accompanying Registrant Subsidiary financial statements.

Emission Allowances

The Registrant Subsidiaries in regulated jurisdictions record emission allowances at cost, including the annual SO2 and NOx emission allowance entitlements received at no cost from the Federal EPA. OPCo records allowances at the lower of cost or market for the period after our FAC expires in May 2015. The Registrant Subsidiaries follow the inventory model for these allowances. Allowances expected to be consumed within one year are reported in Materials and Supplies. Allowances with expected consumption beyond one year are included in Deferred Charges and Other Noncurrent Assets. These allowances are consumed in the production of energy and are recorded in Fuel and Other Consumables Used for Electric Generation at an average cost. Allowances held for speculation are included in Prepayments and Other Current Assets. The purchases and sales of allowances are reported in the Operating Activities section of the statements of cash flows. The net margin on sales of emission allowances is included in Electric Generation, Transmission and Distribution Revenues for nonaffiliated transactions and in Sales to AEP Affiliates Revenues for affiliated transactions because of its integral nature to the production process of energy and the Registrant Subsidiaries' revenue optimization strategy for their operations. The net margin on sales of emission allowances affects the determination of deferred fuel or deferred emission allowance costs and the amortization of regulatory assets for certain jurisdictions.

Property, Plant and Equipment and Equity Investments

Regulated

Electric utility property, plant and equipment for rate-regulated operations are stated at original purchase cost. Additions, major replacements and betterments are added to the plant accounts. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation under the group composite method of depreciation. The group composite method of depreciation assumes that on average, asset components are retired at the end of their useful lives and thus there is no gain or loss. The equipment in each primary electric plant account is identified as a separate group. Under the group composite method of depreciation, continuous interim routine replacements of items such as boiler tubes, pumps, motors, etc. result in the original cost, less salvage, being charged to accumulated depreciation. The depreciation rates that are established take into account the past history of interim capital replacements and the amount of salvage received. These rates and the related lives are subject to periodic review. Removal costs are charged to regulatory liabilities. The costs of labor, materials and overhead incurred to operate and maintain plants are included in operating expenses.

Long-lived assets are required to be tested for impairment when it is determined that the carrying value of the assets may no longer be recoverable or when the assets meet the held-for-sale criteria under the accounting guidance for “Impairment or Disposal of Long-Lived Assets.” When it becomes probable that an asset in service or an asset under construction will be abandoned and regulatory cost recovery has been disallowed, the cost of that asset shall be removed from plant-in-service or CWIP and charged to expense. Equity investments are required to be tested for impairment when it is determined there may be an other-than-temporary loss in value.

The fair value of an asset or investment is the amount at which that asset or investment could be bought or sold in a current transaction between willing parties, as opposed to a forced or liquidation sale. Quoted market prices in active markets are the best evidence of fair value and are used as the basis for the measurement, if available. In the absence of quoted prices for identical or similar assets or investments in active markets, fair value is estimated using various internal and external valuation methods including cash flow analysis and appraisals.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

AFUDC represents the estimated cost of borrowed and equity funds used to finance construction projects that is capitalized and recovered through depreciation over the service life of regulated electric utility plant.

The Registrant Subsidiaries record the equity component of AFUDC in Allowance for Equity Funds Used During Construction and the debt component of AFUDC as a reduction to Interest Expense.

Valuation of Nonderivative Financial Instruments

The book values of Cash and Cash Equivalents, Accounts Receivable, Short-term Debt and Accounts Payable approximate fair value because of the short-term maturity of these instruments. The book value of the pre-April 1983 spent nuclear fuel disposal liability for I&M approximates the best estimate of its fair value.

Fair Value Measurements of Assets and Liabilities

The accounting guidance for “Fair Value Measurements and Disclosures” establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). Where observable inputs are available for substantially the full term of the asset or liability, the instrument is categorized in Level 2. When quoted market prices are not available, pricing may be completed using comparable securities, dealer values, operating data and general market conditions to determine fair value. Valuation models utilize various inputs such as commodity, interest rate and, to a lesser degree, volatility and credit that include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, market corroborated inputs (i.e. inputs derived principally from, or correlated to, observable market data) and other observable inputs for the asset or liability.

For commercial activities, exchange traded derivatives, namely futures contracts, are generally fair valued based on unadjusted quoted prices in active markets and are classified as Level 1. Level 2 inputs primarily consist of OTC broker quotes in moderately active or less active markets, as well as exchange traded contracts where there is insufficient market liquidity to warrant inclusion in Level 1. Management verifies price curves using these broker quotes and classifies these fair values within Level 2 when substantially all of the fair value can be corroborated. Management typically obtains multiple broker quotes, which are non-binding in nature but are based on recent trades in the marketplace. When multiple broker quotes are obtained, the quoted bid and ask prices are averaged. In certain circumstances, a broker quote may be discarded if it is a clear outlier. Management uses a historical correlation analysis between the broker quoted location and the illiquid locations and if the points are highly correlated, these locations are included within Level 2 as well. Certain OTC and bilaterally executed derivative instruments are executed in less active markets with a lower availability of pricing information. Long-dated and illiquid complex or structured transactions and FTRs can introduce the need for internally developed modeling inputs based upon extrapolations and assumptions of observable market data to estimate fair value. When such inputs have a significant impact on the measurement of fair value, the instrument is categorized as Level 3.

AEP utilizes its trustee's external pricing service to estimate the fair value of the underlying investments held in the benefit plan and nuclear trusts. AEP's investment managers review and validate the prices utilized by the trustee to determine fair value. AEP's management performs its own valuation testing to verify the fair values of the securities. AEP receives audit reports of the trustee's operating controls and valuation processes. The trustee uses multiple pricing vendors for the assets held in the trusts.

Assets in the benefits and nuclear trusts and Other Cash Deposits are classified using the following methods. Equities are classified as Level 1 holdings if they are actively traded on exchanges. Items classified as Level 1 are investments in money market funds, fixed income and equity mutual funds and domestic equity securities. They are valued based on observable inputs primarily unadjusted quoted prices in active markets for identical assets. Items classified as Level 2 are primarily investments in individual fixed income securities and cash equivalents funds. Fixed income securities do not trade on an exchange and do not have an official closing price but their valuation inputs are based on observable market data. Pricing vendors calculate bond valuations using financial models and matrices. The models use observable inputs including yields on benchmark securities, quotes by securities brokers, rating agency actions, discounts or premiums on securities compared to par prices, changes in yields for U.S. Treasury securities, corporate actions by bond issuers, prepayment schedules and histories, economic events and, for certain securities, adjustments to yields to reflect changes in the rate of inflation. Other securities with model-derived valuation inputs that are observable are also classified as Level 2 investments. Investments with unobservable valuation inputs are classified as Level 3 investments. Benefit plan assets included in Level 3 are primarily real estate and private equity investments that are valued using methods requiring judgment including appraisals.

Deferred Fuel Costs

The cost of fuel and related emission allowances and emission control chemicals/consumables is charged to Fuel and Other Consumables Used for Electric Generation expense when the fuel is burned or the allowance or consumable is utilized. The cost of fuel also includes the cost of nuclear fuel burned which is computed primarily on the units-of-production method. In regulated jurisdictions with an active FAC, fuel cost over-recoveries (the excess of fuel revenues billed to customers over applicable fuel costs incurred) are generally deferred as current regulatory liabilities and under-recoveries (the excess of applicable fuel costs incurred over fuel revenues billed to customers) are generally deferred as current regulatory assets. These deferrals are amortized when refunded or when billed to customers in later months with the state regulatory commissions' review and approval. The amount of an over-recovery or under-recovery can also be affected by actions of the state regulatory commissions. On a routine basis, state regulatory commissions review and/or audit the Registrant Subsidiaries' fuel procurement policies and practices, the fuel cost calculations and FAC deferrals. When a fuel cost disallowance becomes probable, the Registrant Subsidiaries adjust their FAC deferrals and record provisions for estimated refunds to recognize these probable outcomes. Fuel cost over-recovery and under-recovery balances are classified as noncurrent when there is a phase-in plan or the FAC has been suspended or terminated.

Changes in fuel costs, including purchased power in Indiana and Michigan for I&M, in Ohio (beginning in 2012 through May 2015) for OPCo, in Arkansas, Louisiana and Texas for SWEPCo, in Oklahoma for PSO and in Virginia for APCo are reflected in rates in a timely manner through the FAC.

The FAC generally includes some sharing of off-system sales.

A portion of profits from off-system sales are given to customers through the FAC and other rate mechanisms in Oklahoma for PSO, Arkansas, Louisiana and Texas for SWEPCo, Virginia for APCo and in Indiana and Michigan (all areas of Michigan beginning in December 2010) for I&M. Where the FAC or off-system sales sharing mechanism is capped, frozen or non-existent, changes in fuel costs or sharing of off-system sales impacted earnings.

Revenue Recognition

Regulatory Accounting

The financial statements of the Registrant Subsidiaries reflect the actions of regulators that can result in the recognition of revenues and expenses in different time periods than enterprises that are not rate-regulated. Regulatory assets (deferred expenses) and regulatory liabilities (deferred revenue reductions or refunds) are recorded to reflect the economic effects of regulation in the same accounting period by matching expenses with their recovery through regulated revenues and by matching income with its passage to customers in cost-based regulated rates.

When regulatory assets are probable of recovery through regulated rates, the Registrant Subsidiaries record them as assets on the balance sheets. The Registrant Subsidiaries test for probability of recovery at each balance sheet date or whenever new events occur. Examples of new events include the issuance of a regulatory commission order or passage of new legislation. If it is determined that recovery of a regulatory asset is no longer probable, the Registrant Subsidiaries write off that regulatory asset as a charge against income.

Traditional Electricity Supply and Delivery Activities

The Registrant Subsidiaries recognize revenues from retail and wholesale electricity sales and electricity transmission and distribution delivery services. The Registrant Subsidiaries recognize the revenues on the statements of income upon delivery of the energy to the customer and include unbilled as well as billed amounts.

Most of the power produced at the generation plants of the AEP East companies is sold to PJM, the RTO operating in the east service territory. The AEP East companies purchase power from PJM to supply power to their customers. Generally, these power sales and purchases are reported on a net basis as revenues on the statements of income. However, purchases of power in excess of sales to PJM, on an hourly net basis, used to serve retail load are recorded gross as Purchased Electricity for Resale on the statements of income. Other RTOs in which the Registrant Subsidiaries participate do not function in the same manner as PJM. They function as balancing organizations and not as exchanges.

Physical energy purchases arising from non-derivative contracts are accounted for on a gross basis in Purchased Electricity for Resale on the statements of income. Energy purchases arising from non-trading derivative contracts are recorded based on the transaction's economic substance. Purchases under non-trading derivatives used to serve accrual based obligations are recorded in Purchased Electricity for Resale on the statements of income. All other non-trading derivative purchases are recorded net in revenues.

In general, the Registrant Subsidiaries record expenses when purchased electricity is received and when expenses are incurred, with the exception of certain power purchase contracts that are derivatives and accounted for using MTM accounting where generation/supply rates are not cost-based regulated, such as in Ohio for OPCo and until April 2009 in Texas for SWEPCo. In jurisdictions where the generation/supply business is subject to cost-based regulation, the unrealized MTM amounts are deferred as regulatory assets (for losses) and regulatory liabilities (for gains).

Energy Marketing and Risk Management Activities

AEPSC, on behalf of the Registrant Subsidiaries, engages in wholesale electricity, coal, natural gas and emission allowances marketing and risk management activities focused on wholesale markets where the AEP System owns assets and adjacent markets. These activities include the purchase and sale of energy under forward contracts at fixed and variable prices and the buying and selling of financial energy contracts which include exchange traded futures and options, as well as OTC options and swaps. Certain energy marketing and risk management transactions are with RTOs.

The Registrant Subsidiaries recognize revenues and expenses from wholesale marketing and risk management transactions that are not derivatives upon delivery of the commodity. The Registrant Subsidiaries use MTM accounting for wholesale marketing and risk management transactions that are derivatives unless the derivative is designated in a qualifying cash flow hedge relationship or a normal purchase or sale. The Registrant Subsidiaries include realized gains and losses on wholesale marketing and risk management transactions in revenues on a net basis.

For APCo, I&M, PSO and SWEPCo, who are subject to cost-based regulation, the unrealized MTM amounts and some realized gains and losses are deferred as regulatory assets (for losses) and regulatory liabilities (for gains). Unrealized MTM gains and losses are included on the balance sheets as Risk Management Assets or Liabilities as appropriate.

Certain qualifying wholesale marketing and risk management derivatives transactions are designated as hedges of variability in future cash flows as a result of forecasted transactions (cash flow hedge). The Registrant Subsidiaries initially record the effective portion of the cash flow hedge's gain or loss as a component of AOCI. When the forecasted transaction is realized and affects net income, the Registrant Subsidiaries subsequently reclassify the gain or loss on the hedge from AOCI into revenues or expenses within the same financial statement line item as the forecasted transaction on their statements of income.

APCo, I&M, PSO, and SWEPCo, who are subject to cost-based regulation, defer the ineffective portion as regulatory assets (for losses) and regulatory liabilities (for gains). See “Accounting for Cash Flow Hedging Strategies” section of Note 9.

Levelization of Nuclear Refueling Outage Costs

In accordance with regulatory orders, I&M defers incremental operation and maintenance costs associated with periodic refueling outages at its Cook Plant and amortizes the costs over the period beginning with the month following the start of each unit's refueling outage and lasting until the end of the month in which the same unit's next scheduled refueling outage begins. I&M adjusts the amortization amount as necessary to ensure full amortization of all deferred costs by the end of the refueling cycle.

Maintenance

The Registrant Subsidiaries expense maintenance costs as incurred. If it becomes probable that the Registrant Subsidiaries will recover specifically-incurred costs through future rates, a regulatory asset is established to match the expensing of those maintenance costs with their recovery in cost-based regulated revenues. In certain regulatory jurisdictions, the Registrant Subsidiaries defer costs above the level included in base rates and amortize those deferrals commensurate with recovery through rate riders.

Income Taxes and Investment Tax Credits

The Registrant Subsidiaries use the liability method of accounting for income taxes. Under the liability method, deferred income taxes are provided for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence.

When the flow-through method of accounting for temporary differences is reflected in regulated revenues (that is, when deferred taxes are not included in the cost of service for determining regulated rates for electricity), deferred income taxes are recorded and related regulatory assets and liabilities are established to match the regulated revenues and tax expense.

Investment tax credits are accounted for under the flow-through method except where regulatory commissions have reflected investment tax credits in the rate-making process on a deferral basis. Investment tax credits that have been deferred are amortized over the life of the plant investment.

The Registrant Subsidiaries account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.” The Registrant Subsidiaries classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation.

Excise Taxes

As agents for some state and local governments, the Registrant Subsidiaries collect from customers certain excise taxes levied by those state or local governments on customers. The Registrant Subsidiaries do not record these taxes as revenue or expense.

Debt

Gains and losses from the reacquisition of debt used to finance regulated electric utility plants are deferred and amortized over the remaining term of the reacquired debt in accordance with their rate-making treatment unless the debt is refinanced. If the reacquired debt associated with the regulated business is refinanced, the reacquisition costs attributable to the portions of the business that are subject to cost-based regulatory accounting are generally deferred and amortized over the term of the replacement debt consistent with its recovery in rates.

Debt discount or premium and debt issuance expenses are deferred and amortized generally utilizing the straight-line method over the term of the related debt. The straight-line method approximates the effective interest method and is consistent with the treatment in rates for regulated operations. The net amortization expense is included in Interest Expense.

Investments Held in Trust for Future Liabilities

AEP has several trust funds with significant investments intended to provide for future payments of pension and OPEB benefits, nuclear decommissioning and spent nuclear fuel disposal. All of the trust funds' investments are diversified and managed in compliance with all laws and regulations. The investment strategy for trust funds is to use a diversified portfolio of investments to achieve an acceptable rate of return while managing the interest rate sensitivity of the assets relative to the associated liabilities. To minimize investment risk, the trust funds are broadly diversified among classes of assets, investment strategies and investment managers. Management regularly reviews the actual asset allocations and periodically rebalances the investments to targeted allocations when appropriate. Investment policies and guidelines allow investment managers in approved strategies to use financial derivatives to obtain or manage market exposures and to hedge assets and liabilities. The investments are reported at fair value under the “Fair Value Measurements and Disclosures” accounting guidance.

Benefit Plans

All benefit plan assets are invested in accordance with each plan's investment policy. The investment policy outlines the investment objectives, strategies and target asset allocations by plan.

The investment philosophies for AEP's benefit plans support the allocation of assets to minimize risks and optimize net returns. Strategies used include:

  Maintaining a long-term investment horizon.
  Diversifying assets to help control volatility of returns at acceptable levels.
  Managing fees, transaction costs and tax liabilities to maximize investment earnings.
  Using active management of investments where appropriate risk/return opportunities exist.
  Keeping portfolio structure style-neutral to limit volatility compared to applicable benchmarks.
  Using alternative asset classes such as real estate and private equity to maximize return and provide additional portfolio diversification.

The investment policy for the pension fund allocates assets based on the funded status of the pension plan. The objective of the asset allocation policy is to reduce the investment volatility of the plan over time. Generally, more of the investment mix will be allocated to fixed income investments as the plan becomes better funded. Assets will be transferred away from equity investments into fixed income investments based on the market value of plan assets compared to the plan's projected benefit obligation. The current target asset allocations are as follows:

The investment policy for each benefit plan contains various investment limitations. The investment policies establish concentration limits for securities. Investment policies prohibit the benefit trust funds from purchasing securities issued by AEP (with the exception of proportionate and immaterial holdings of AEP securities in passive index strategies). However, the investment policies do not preclude the benefit trust funds from receiving contributions in the form of AEP securities, provided that the AEP securities acquired by each plan may not exceed the limitations imposed by law. Each investment manager's portfolio is compared to a diversified benchmark index.

For equity investments, the limits are as follows:

  No security in excess of 5% of all equities.
  Cash equivalents must be less than 10% of an investment manager's equity portfolio.
  No individual stock may be more than 10% of each manager's equity portfolio.
  No investment in excess of 5% of an outstanding class of any company.
  No securities may be bought or sold on margin or other use of leverage.

For fixed income investments, the concentration limits must not exceed:

  3% in one issuer
  5% private placements
  5% convertible securities
  60% for bonds rated AA+ or lower
  50% for bonds rated A+ or lower
  10% for bonds rated BBB- or lower

For obligations of non-government issuers, the following limitations apply:

  AAA rated debt: a single issuer should account for no more than 5% of the portfolio.
  AA+, AA, AA- rated debt: a single issuer should account for no more than 3% of the portfolio.
  Debt rated A+ or lower: a single issuer should account for no more than 2% of the portfolio.
  No more than 10% of the portfolio may be invested in high yield and emerging market debt combined at any time.

A portion of the pension assets is invested in real estate funds to provide diversification, add return and hedge against inflation. Real estate properties are illiquid, difficult to value and not actively traded. The pension plan uses external real estate investment managers to invest in commingled funds that hold real estate properties. To mitigate investment risk in the real estate portfolio, commingled real estate funds are used to ensure that holdings are diversified by region, property type and risk classification. Real estate holdings include core, value-added and development risk classifications and some investments in Real Estate Investment Trusts (REITs), which are publicly traded real estate securities classified as Level 1.

A portion of the pension assets is invested in private equity. Private equity investments add return and provide diversification and typically require a long-term time horizon to evaluate investment performance. Private equity is classified as an alternative investment because it is illiquid, difficult to value and not actively traded. The pension plan uses limited partnerships and commingled funds to invest across the private equity investment spectrum. The private equity holdings are with eleven general partners who help monitor the investments and provide investment selection expertise. The holdings are currently comprised of venture capital, buyout and hybrid debt and equity investment instruments. Commingled private equity funds are used to enhance the holdings' diversity.

AEP participates in a securities lending program with BNY Mellon to provide incremental income on idle assets and to provide income to offset custody fees and other administrative expenses. AEP lends securities to borrowers approved by BNY Mellon in exchange for cash collateral. All loans are collateralized by at least 102% of the loaned asset's market value and the cash collateral is invested. The difference between the rebate owed to the borrower and the cash collateral rate of return determines the earnings on the loaned security. The securities lending program's objective is providing modest incremental income with a limited increase in risk.

Trust owned life insurance (TOLI) underwritten by The Prudential Insurance Company is held in the OPEB plan trusts. The strategy for holding life insurance contracts in the taxable Voluntary Employees' Beneficiary Association (VEBA) trust is to minimize taxes paid on the asset growth in the trust. Earnings on plan assets are tax-deferred within the TOLI contract and can be tax-free if held until claims are paid. Life insurance proceeds remain in the trust and are used to fund future retiree medical benefit liabilities. With consideration to other investments held in the trust, the cash value of the TOLI contracts is invested in two diversified funds. A portion is invested in a commingled fund with underlying investments in stocks that are actively traded on major international equity exchanges. The other portion of the TOLI cash value is invested in a diversified, commingled fixed income fund with underlying investments in government bonds, corporate bonds and asset-backed securities.

Cash and cash equivalents are held in each trust to provide liquidity and meet short-term cash needs. Cash equivalent funds are used to provide diversification and preserve principal. The underlying holdings in the cash funds are investment grade money market instruments including commercial paper, certificates of deposit, treasury bills and other types of investment grade short-term debt securities. The cash funds are valued each business day and provide daily liquidity.

Nuclear Trust Funds

Nuclear decommissioning and spent nuclear fuel trust funds represent funds that regulatory commissions allow I&M to collect through rates to fund future decommissioning and spent nuclear fuel disposal liabilities. By rules or orders, the IURC, the MPSC and the FERC established investment limitations and general risk management guidelines. In general, limitations include:

  Acceptable investments (rated investment grade or above when purchased).
  Maximum percentage invested in a specific type of investment.
  Prohibition of investment in obligations of AEP, I&M or their affiliates.
  Withdrawals permitted only for payment of decommissioning costs and trust expenses.

I&M maintains trust funds for each regulatory jurisdiction. The trust assets may not be used for another jurisdiction's liabilities. Regulatory approval is required to withdraw decommissioning funds. These funds are managed by external investment managers who must comply with the guidelines and rules of the applicable regulatory authorities. The trust assets are invested to optimize the net of tax earnings of the trust giving consideration to liquidity, risk, diversification and other prudent investment objectives.

I&M records securities held in these trust funds in Spent Nuclear Fuel and Decommissioning Trusts on its balance sheets. I&M records these securities at fair value. I&M classifies securities in the trust funds as available-for-sale due to their long-term purpose. Other-than-temporary impairments for investments in both debt and equity securities are considered realized losses as a result of securities being managed by an external investment management firm. The external investment management firm makes specific investment decisions regarding the equity and debt investments held in these trusts and generally intends to sell debt securities in an unrealized loss position as part of a tax optimization strategy. Impairments reduce the cost basis of the securities which will affect any future unrealized gain or realized gains or losses due to the adjusted cost of investment. I&M records unrealized gains and other-than-temporary impairments from securities in these trust funds as adjustments to the regulatory liability account for the nuclear decommissioning trust funds and to regulatory assets or liabilities for the SNF disposal trust funds in accordance with their treatment in rates. Consequently, changes in fair value of trust assets do not affect earnings or AOCI. See the “Nuclear Contingencies” section of Note 5 for additional discussion of nuclear matters. See “Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal” section of Note 10 for disclosure of the fair value of assets within the trusts.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity (net assets) of a business enterprise during a period from transactions and other events and circumstances from nonowner sources. It includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. Comprehensive income (loss) has two components: net income (loss) and other comprehensive income (loss).

Accumulated Other Comprehensive Income (Loss) (AOCI)

AOCI is included on the balance sheets in the equity section. Components of AOCI for the Registrant Subsidiaries as of December 31, 2011 and 2010 are shown in the following table:

	December 31,
	2011	2010
	(in thousands)
Cash Flow Hedges, Net of Tax
APCo	$(285)	$(56)
I&M	(15,284)	(8,685)
OPCo	7,706	10,449
PSO	7,149	8,494
SWEPCo	(15,524)	(4,190)

Amortization of Pension and OPEB Deferred Costs, Net of Tax
APCo	$15,521	$12,412
I&M	3,088	2,140
OPCo	32,977	22,031
SWEPCo	4,113	3,602

Pension and OPEB Funded Status, Net of Tax
APCo	$(73,779)	$(60,379)
I&M	(16,025)	(14,344)
OPCo	(238,405)	(212,635)
SWEPCo	(15,404)	(11,903)

Earnings Per Share (EPS)

The Registrant Subsidiaries are wholly-owned subsidiaries of AEP. Therefore, none are required to report EPS.

Ohio Power Co [Member]
Accounting Policies [Abstract]
Organization and Summary of Significant Accounting Policies
Pension Plan Assets	Target
Equity	45.0%
Fixed Income	45.0%
Other Investments	10.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The principal business conducted by the Registrant Subsidiaries is the generation, transmission and distribution of electric power. These companies are subject to regulation by the FERC under the Federal Power Act and the Energy Policy Act of 2005 and maintain accounts in accordance with the FERC and other regulatory guidelines. These companies are subject to further regulation with regard to rates and other matters by state regulatory commissions.

The Registrant Subsidiaries also engage in wholesale electricity marketing and risk management activities in the United States.

CSPCo-OPCo Merger

On December 31, 2011, CSPCo was merged into OPCo with OPCo being the surviving entity. All prior reported amounts have been recast as if the merger occurred on the first day of the earliest reporting period. All contracts and operations of CSPCo and its subsidiary are now part of OPCo.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Rates and Service Regulation

The Registrant Subsidiaries' rates are regulated by the FERC and state regulatory commissions in the nine state operating territories in which they operate. The FERC also regulates the Registrant Subsidiaries' affiliated transactions, including AEPSC intercompany service billings which are generally at cost, under the 2005 Public Utility Holding Company Act and the Federal Power Act. The FERC also has jurisdiction over the issuances and acquisitions of securities of the public utility subsidiaries, the acquisition or sale of certain utility assets and mergers with another electric utility or holding company. For non-power goods and services, the FERC requires that a nonregulated affiliate can bill an affiliated public utility company no more than market while a public utility must bill the higher of cost or market to a nonregulated affiliate. The state regulatory commissions also regulate certain intercompany transactions under various orders and affiliate statutes. Both the FERC and state regulatory commissions are permitted to review and audit the relevant books and records of companies within a public utility holding company system.

The FERC regulates wholesale power markets and wholesale power transactions. The Registrant Subsidiaries' wholesale power transactions are generally market-based. Wholesale power transactions are cost-based regulated when the Registrant Subsidiaries negotiate and file a cost-based contract with the FERC or the FERC determines that the Registrant Subsidiaries have “market power” in the region where the transaction occurs. The Registrant Subsidiaries have entered into wholesale power supply contracts with various municipalities and cooperatives that are FERC-regulated, cost-based contracts. These contracts are generally formula rate mechanisms, which are trued up to actual costs annually.

The state regulatory commissions regulate all of the retail distribution operations and rates of the Registrant Subsidiaries on a cost basis. The state regulatory commissions also regulate the retail generation/power supply operations and rates except in Ohio. The ESP rates in Ohio continue the process of aligning generation/power supply rates over time with market rates.

The FERC also regulates the Registrant Subsidiaries' wholesale transmission operations and rates. The FERC claims jurisdiction over retail transmission rates when retail rates are unbundled in connection with restructuring. OPCo's retail transmission rates in Ohio, APCo's retail transmission rates in Virginia and I&M's retail transmission rates in Michigan are unbundled and are based on the FERC's Open Access Transmission Tariff (OATT) rates that are cost-based.

In addition, the FERC regulates the SIA, the Interconnection Agreement, the CSW Operating Agreement, the System Transmission Integration Agreement, the Transmission Agreement, the Transmission Coordination Agreement and the AEP System Interim Allowance Agreement, all of which allocate shared system costs and revenues to the Registrant Subsidiaries that are parties to each agreement.

Principles of Consolidation

The consolidated financial statements for APCo include the Registrant Subsidiary and its wholly-owned subsidiaries. The consolidated financial statements for I&M include the Registrant Subsidiary, its wholly-owned subsidiaries and DCC Fuel (substantially-controlled variable interest entities (VIEs)). The consolidated financial statements for OPCo include the Registrant Subsidiary and a wholly-owned subsidiary. The consolidated financial statements for SWEPCo include the Registrant Subsidiary, its wholly-owned subsidiaries excluding DHLC (as of January 1, 2010, SWEPCo is no longer the primary beneficiary of DHLC and is no longer required to consolidate DHLC, in accordance with the accounting guidance for “Consolidations”) and Sabine (a substantially-controlled VIE). Intercompany items are eliminated in consolidation. The Registrant Subsidiaries use the equity method of accounting for equity investments where they exercise significant influence but do not hold a controlling financial interest. Such investments are recorded as Deferred Charges and Other Noncurrent Assets on the balance sheets; equity earnings are included in Equity Earnings of Unconsolidated Subsidiaries on the statements of income. OPCo, PSO and SWEPCo have ownership interests in generating units that are jointly-owned with nonaffiliated companies. The proportionate share of the operating costs associated with such facilities is included in the income statements and the assets and liabilities are reflected in the balance sheets. See “Variable Interest Entities” section of Note 14.

Accounting for the Effects of Cost-Based Regulation

As rate-regulated electric public utility companies, the Registrant Subsidiaries' financial statements reflect the actions of regulators that result in the recognition of certain revenues and expenses in different time periods than enterprises that are not rate-regulated. In accordance with accounting guidance for “Regulated Operations,” the Registrant Subsidiaries record regulatory assets (deferred expenses) and regulatory liabilities (future revenue reductions or refunds) to reflect the economic effects of regulation by matching expenses with their recovery through regulated revenues and income with its passage to customers through the reduction of regulated revenues. Due to the passage of legislation requiring restructuring and a transition to customer choice and market-based rates, OPCo discontinued the application of “Regulated Operations” accounting treatment for the generation portion of its business.

Accounting guidance for “Discontinuation of Rate-Regulated Operations” requires the recognition of an impairment of stranded net regulatory assets and stranded plant costs if they are not recoverable in regulated rates. In addition, an enterprise is required to eliminate from its balance sheet the effects of any actions of regulators that had been recognized as regulatory assets and regulatory liabilities. Such impairments and adjustments are classified as an extraordinary item.

Use of Estimates

The preparation of these financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates include, but are not limited to, inventory valuation, allowance for doubtful accounts, long-lived asset impairment, unbilled electricity revenue, valuation of long-term energy contracts, the effects of regulation, long-lived asset recovery, storm costs, the effects of contingencies and certain assumptions made in accounting for pension and postretirement benefits. The estimates and assumptions used are based upon management's evaluation of the relevant facts and circumstances as of the date of the financial statements. Actual results could ultimately differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents include temporary cash investments with original maturities of three months or less.

Inventory

Fossil fuel inventories are generally carried at average cost. Materials and supplies inventories are carried at average cost.

Accounts Receivable

Customer accounts receivable primarily include receivables from wholesale and retail energy customers, receivables from energy contract counterparties related to risk management activities and customer receivables primarily related to other revenue-generating activities.

Revenue is recognized from electric power sales when power is delivered to customers. To the extent that deliveries have occurred but a bill has not been issued, the Registrant Subsidiaries accrue and recognize, as Accrued Unbilled Revenues on the balance sheets, an estimate of the revenues for energy delivered since the last billing.

AEP Credit factors accounts receivable on a daily basis, excluding receivables from risk management activities, through purchase agreements with I&M, KGPCo, KPCo, OPCo, PSO, SWEPCo and a portion of APCo.

See “Sale of Receivables – AEP Credit” section of Note 13 for additional information.

Allowance for Uncollectible Accounts

Generally, AEP Credit records bad debt expense related to receivables purchased from the Registrant Subsidiaries under a sale of receivables agreement.

For customer accounts receivables relating to risk management activities, accounts receivables are reviewed for bad debt reserves at a specific counterparty level basis. For miscellaneous accounts receivable, bad debt expense is recorded for all amounts outstanding 180 days or greater at 100%, unless specifically identified. Miscellaneous accounts receivable items open less than 180 days may be reserved using specific identification for bad debt reserves.

Concentrations of Credit Risk and Significant Customers

The Registrant Subsidiaries do not have any significant customers that comprise 10% or more of their Operating Revenues as of December 31, 2011.

The Registrant Subsidiaries monitor credit levels and the financial condition of their customers on a continuing basis to minimize credit risk. The regulatory commissions allow recovery in rates for a reasonable level of bad debt costs. Management believes adequate provisions for credit loss have been made in the accompanying Registrant Subsidiary financial statements.

Emission Allowances

The Registrant Subsidiaries in regulated jurisdictions record emission allowances at cost, including the annual SO2 and NOx emission allowance entitlements received at no cost from the Federal EPA. OPCo records allowances at the lower of cost or market for the period after our FAC expires in May 2015. The Registrant Subsidiaries follow the inventory model for these allowances. Allowances expected to be consumed within one year are reported in Materials and Supplies. Allowances with expected consumption beyond one year are included in Deferred Charges and Other Noncurrent Assets. These allowances are consumed in the production of energy and are recorded in Fuel and Other Consumables Used for Electric Generation at an average cost. Allowances held for speculation are included in Prepayments and Other Current Assets. The purchases and sales of allowances are reported in the Operating Activities section of the statements of cash flows. The net margin on sales of emission allowances is included in Electric Generation, Transmission and Distribution Revenues for nonaffiliated transactions and in Sales to AEP Affiliates Revenues for affiliated transactions because of its integral nature to the production process of energy and the Registrant Subsidiaries' revenue optimization strategy for their operations. The net margin on sales of emission allowances affects the determination of deferred fuel or deferred emission allowance costs and the amortization of regulatory assets for certain jurisdictions.

Property, Plant and Equipment and Equity Investments

Regulated

Electric utility property, plant and equipment for rate-regulated operations are stated at original purchase cost. Additions, major replacements and betterments are added to the plant accounts. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation under the group composite method of depreciation. The group composite method of depreciation assumes that on average, asset components are retired at the end of their useful lives and thus there is no gain or loss. The equipment in each primary electric plant account is identified as a separate group. Under the group composite method of depreciation, continuous interim routine replacements of items such as boiler tubes, pumps, motors, etc. result in the original cost, less salvage, being charged to accumulated depreciation. The depreciation rates that are established take into account the past history of interim capital replacements and the amount of salvage received. These rates and the related lives are subject to periodic review. Removal costs are charged to regulatory liabilities. The costs of labor, materials and overhead incurred to operate and maintain plants are included in operating expenses.

Long-lived assets are required to be tested for impairment when it is determined that the carrying value of the assets may no longer be recoverable or when the assets meet the held-for-sale criteria under the accounting guidance for “Impairment or Disposal of Long-Lived Assets.” When it becomes probable that an asset in service or an asset under construction will be abandoned and regulatory cost recovery has been disallowed, the cost of that asset shall be removed from plant-in-service or CWIP and charged to expense. Equity investments are required to be tested for impairment when it is determined there may be an other-than-temporary loss in value.

The fair value of an asset or investment is the amount at which that asset or investment could be bought or sold in a current transaction between willing parties, as opposed to a forced or liquidation sale. Quoted market prices in active markets are the best evidence of fair value and are used as the basis for the measurement, if available. In the absence of quoted prices for identical or similar assets or investments in active markets, fair value is estimated using various internal and external valuation methods including cash flow analysis and appraisals.

Nonregulated

The generation operations of OPCo and the mining operations of SWEPCo generally follow the policies of cost-based rate-regulated operations listed above but with the following exceptions. Property, plant and equipment are stated at fair value at acquisition (or as adjusted for any applicable impairments) plus the original cost of property acquired or constructed since the acquisition, less disposals. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation for most nonregulated operations under the group composite method of depreciation. A gain or loss would be recorded if the retirement is not considered an interim routine replacement. Removal costs are charged to expense.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

AFUDC represents the estimated cost of borrowed and equity funds used to finance construction projects that is capitalized and recovered through depreciation over the service life of regulated electric utility plant. For nonregulated operations, including generating assets owned by OPCo and mining operations at SWEPCo, interest is capitalized during construction in accordance with the accounting guidance for “Capitalization of Interest.” The Registrant Subsidiaries record the equity component of AFUDC in Allowance for Equity Funds Used During Construction and the debt component of AFUDC as a reduction to Interest Expense.

Valuation of Nonderivative Financial Instruments

The book values of Cash and Cash Equivalents, Accounts Receivable, Short-term Debt and Accounts Payable approximate fair value because of the short-term maturity of these instruments.

Fair Value Measurements of Assets and Liabilities

The accounting guidance for “Fair Value Measurements and Disclosures” establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). Where observable inputs are available for substantially the full term of the asset or liability, the instrument is categorized in Level 2. When quoted market prices are not available, pricing may be completed using comparable securities, dealer values, operating data and general market conditions to determine fair value. Valuation models utilize various inputs such as commodity, interest rate and, to a lesser degree, volatility and credit that include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, market corroborated inputs (i.e. inputs derived principally from, or correlated to, observable market data) and other observable inputs for the asset or liability.

For commercial activities, exchange traded derivatives, namely futures contracts, are generally fair valued based on unadjusted quoted prices in active markets and are classified as Level 1. Level 2 inputs primarily consist of OTC broker quotes in moderately active or less active markets, as well as exchange traded contracts where there is insufficient market liquidity to warrant inclusion in Level 1. Management verifies price curves using these broker quotes and classifies these fair values within Level 2 when substantially all of the fair value can be corroborated. Management typically obtains multiple broker quotes, which are non-binding in nature but are based on recent trades in the marketplace. When multiple broker quotes are obtained, the quoted bid and ask prices are averaged. In certain circumstances, a broker quote may be discarded if it is a clear outlier. Management uses a historical correlation analysis between the broker quoted location and the illiquid locations and if the points are highly correlated, these locations are included within Level 2 as well. Certain OTC and bilaterally executed derivative instruments are executed in less active markets with a lower availability of pricing information. Long-dated and illiquid complex or structured transactions and FTRs can introduce the need for internally developed modeling inputs based upon extrapolations and assumptions of observable market data to estimate fair value. When such inputs have a significant impact on the measurement of fair value, the instrument is categorized as Level 3.

AEP utilizes its trustee's external pricing service to estimate the fair value of the underlying investments held in the benefit plan and nuclear trusts. AEP's investment managers review and validate the prices utilized by the trustee to determine fair value. AEP's management performs its own valuation testing to verify the fair values of the securities. AEP receives audit reports of the trustee's operating controls and valuation processes. The trustee uses multiple pricing vendors for the assets held in the trusts.

Assets in the benefits and nuclear trusts and Other Cash Deposits are classified using the following methods. Equities are classified as Level 1 holdings if they are actively traded on exchanges. Items classified as Level 1 are investments in money market funds, fixed income and equity mutual funds and domestic equity securities. They are valued based on observable inputs primarily unadjusted quoted prices in active markets for identical assets. Items classified as Level 2 are primarily investments in individual fixed income securities and cash equivalents funds. Fixed income securities do not trade on an exchange and do not have an official closing price but their valuation inputs are based on observable market data. Pricing vendors calculate bond valuations using financial models and matrices. The models use observable inputs including yields on benchmark securities, quotes by securities brokers, rating agency actions, discounts or premiums on securities compared to par prices, changes in yields for U.S. Treasury securities, corporate actions by bond issuers, prepayment schedules and histories, economic events and, for certain securities, adjustments to yields to reflect changes in the rate of inflation. Other securities with model-derived valuation inputs that are observable are also classified as Level 2 investments. Investments with unobservable valuation inputs are classified as Level 3 investments. Benefit plan assets included in Level 3 are primarily real estate and private equity investments that are valued using methods requiring judgment including appraisals.

Deferred Fuel Costs

The cost of fuel and related emission allowances and emission control chemicals/consumables is charged to Fuel and Other Consumables Used for Electric Generation expense when the fuel is burned or the allowance or consumable is utilized. The cost of fuel also includes the cost of nuclear fuel burned which is computed primarily on the units-of-production method. In regulated jurisdictions with an active FAC, fuel cost over-recoveries (the excess of fuel revenues billed to customers over applicable fuel costs incurred) are generally deferred as current regulatory liabilities and under-recoveries (the excess of applicable fuel costs incurred over fuel revenues billed to customers) are generally deferred as current regulatory assets. These deferrals are amortized when refunded or when billed to customers in later months with the state regulatory commissions' review and approval. The amount of an over-recovery or under-recovery can also be affected by actions of the state regulatory commissions. On a routine basis, state regulatory commissions review and/or audit the Registrant Subsidiaries' fuel procurement policies and practices, the fuel cost calculations and FAC deferrals. When a fuel cost disallowance becomes probable, the Registrant Subsidiaries adjust their FAC deferrals and record provisions for estimated refunds to recognize these probable outcomes. Fuel cost over-recovery and under-recovery balances are classified as noncurrent when there is a phase-in plan or the FAC has been suspended or terminated.

Changes in fuel costs, including purchased power in Indiana and Michigan for I&M, in Ohio (beginning in 2012 through May 2015) for OPCo, in Arkansas, Louisiana and Texas for SWEPCo, in Oklahoma for PSO and in Virginia for APCo are reflected in rates in a timely manner through the FAC. Changes in fuel costs, including purchased power in Ohio (beginning in 2009 through 2011) for OPCo and in West Virginia for APCo are reflected in rates through FAC phase-in plans. The FAC generally includes some sharing of off-system sales.

None of the profits from off-system sales are given to customers through the FAC in Ohio for OPCo.

Where the FAC or off-system sales sharing mechanism is capped, frozen or non-existent, changes in fuel costs or sharing of off-system sales impacted earnings.

Revenue Recognition

Regulatory Accounting

The financial statements of the Registrant Subsidiaries reflect the actions of regulators that can result in the recognition of revenues and expenses in different time periods than enterprises that are not rate-regulated. Regulatory assets (deferred expenses) and regulatory liabilities (deferred revenue reductions or refunds) are recorded to reflect the economic effects of regulation in the same accounting period by matching expenses with their recovery through regulated revenues and by matching income with its passage to customers in cost-based regulated rates.

When regulatory assets are probable of recovery through regulated rates, the Registrant Subsidiaries record them as assets on the balance sheets. The Registrant Subsidiaries test for probability of recovery at each balance sheet date or whenever new events occur. Examples of new events include the issuance of a regulatory commission order or passage of new legislation. If it is determined that recovery of a regulatory asset is no longer probable, the Registrant Subsidiaries write off that regulatory asset as a charge against income.

Traditional Electricity Supply and Delivery Activities

The Registrant Subsidiaries recognize revenues from retail and wholesale electricity sales and electricity transmission and distribution delivery services. The Registrant Subsidiaries recognize the revenues on the statements of income upon delivery of the energy to the customer and include unbilled as well as billed amounts.

Most of the power produced at the generation plants of the AEP East companies is sold to PJM, the RTO operating in the east service territory. The AEP East companies purchase power from PJM to supply power to their customers. Generally, these power sales and purchases are reported on a net basis as revenues on the statements of income. However, purchases of power in excess of sales to PJM, on an hourly net basis, used to serve retail load are recorded gross as Purchased Electricity for Resale on the statements of income. Other RTOs in which the Registrant Subsidiaries participate do not function in the same manner as PJM. They function as balancing organizations and not as exchanges.

Physical energy purchases arising from non-derivative contracts are accounted for on a gross basis in Purchased Electricity for Resale on the statements of income. Energy purchases arising from non-trading derivative contracts are recorded based on the transaction's economic substance. Purchases under non-trading derivatives used to serve accrual based obligations are recorded in Purchased Electricity for Resale on the statements of income. All other non-trading derivative purchases are recorded net in revenues.

In general, the Registrant Subsidiaries record expenses when purchased electricity is received and when expenses are incurred, with the exception of certain power purchase contracts that are derivatives and accounted for using MTM accounting where generation/supply rates are not cost-based regulated, such as in Ohio for OPCo and until April 2009 in Texas for SWEPCo. In jurisdictions where the generation/supply business is subject to cost-based regulation, the unrealized MTM amounts are deferred as regulatory assets (for losses) and regulatory liabilities (for gains).

Energy Marketing and Risk Management Activities

AEPSC, on behalf of the Registrant Subsidiaries, engages in wholesale electricity, coal, natural gas and emission allowances marketing and risk management activities focused on wholesale markets where the AEP System owns assets and adjacent markets. These activities include the purchase and sale of energy under forward contracts at fixed and variable prices and the buying and selling of financial energy contracts which include exchange traded futures and options, as well as OTC options and swaps. Certain energy marketing and risk management transactions are with RTOs.

The Registrant Subsidiaries recognize revenues and expenses from wholesale marketing and risk management transactions that are not derivatives upon delivery of the commodity. The Registrant Subsidiaries use MTM accounting for wholesale marketing and risk management transactions that are derivatives unless the derivative is designated in a qualifying cash flow hedge relationship or a normal purchase or sale. The Registrant Subsidiaries include realized gains and losses on wholesale marketing and risk management transactions in revenues on a net basis. For OPCo, the unrealized gains and losses on wholesale marketing and risk management transactions that are accounted for using MTM are included in revenues on a net basis.

Unrealized MTM gains and losses are included on the balance sheets as Risk Management Assets or Liabilities as appropriate.

Certain qualifying wholesale marketing and risk management derivatives transactions are designated as hedges of variability in future cash flows as a result of forecasted transactions (cash flow hedge). The Registrant Subsidiaries initially record the effective portion of the cash flow hedge's gain or loss as a component of AOCI. When the forecasted transaction is realized and affects net income, the Registrant Subsidiaries subsequently reclassify the gain or loss on the hedge from AOCI into revenues or expenses within the same financial statement line item as the forecasted transaction on their statements of income. For OPCo, the ineffective portion of the gain or loss is recognized in revenues or expense on the income statements immediately.

See “Accounting for Cash Flow Hedging Strategies” section of Note 9.

Maintenance

The Registrant Subsidiaries expense maintenance costs as incurred. If it becomes probable that the Registrant Subsidiaries will recover specifically-incurred costs through future rates, a regulatory asset is established to match the expensing of those maintenance costs with their recovery in cost-based regulated revenues. In certain regulatory jurisdictions, the Registrant Subsidiaries defer costs above the level included in base rates and amortize those deferrals commensurate with recovery through rate riders.

Income Taxes and Investment Tax Credits

The Registrant Subsidiaries use the liability method of accounting for income taxes. Under the liability method, deferred income taxes are provided for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence.

When the flow-through method of accounting for temporary differences is reflected in regulated revenues (that is, when deferred taxes are not included in the cost of service for determining regulated rates for electricity), deferred income taxes are recorded and related regulatory assets and liabilities are established to match the regulated revenues and tax expense.

Investment tax credits are accounted for under the flow-through method except where regulatory commissions have reflected investment tax credits in the rate-making process on a deferral basis. Investment tax credits that have been deferred are amortized over the life of the plant investment.

The Registrant Subsidiaries account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.” The Registrant Subsidiaries classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation.

Excise Taxes

As agents for some state and local governments, the Registrant Subsidiaries collect from customers certain excise taxes levied by those state or local governments on customers. The Registrant Subsidiaries do not record these taxes as revenue or expense.

Government Grants

For APCo's commercial scale Carbon Capture and Sequestration facility at the Mountaineer Plant and OPCo's gridSMART® demonstration program, APCo and OPCo are reimbursed by the Department of Energy for allowable costs incurred during the billing period. These reimbursements result in the reduction of Other Operation and Maintenance expenses on the statements of income or a reduction in Construction Work in Progress on the balance sheets.

Debt

Gains and losses from the reacquisition of debt used to finance regulated electric utility plants are deferred and amortized over the remaining term of the reacquired debt in accordance with their rate-making treatment unless the debt is refinanced. If the reacquired debt associated with the regulated business is refinanced, the reacquisition costs attributable to the portions of the business that are subject to cost-based regulatory accounting are generally deferred and amortized over the term of the replacement debt consistent with its recovery in rates. Some jurisdictions require that these costs be expensed upon reacquisition. The Registrant Subsidiaries report gains and losses on the reacquisition of debt for operations that are not subject to cost-based rate regulation in Interest Expense.

Debt discount or premium and debt issuance expenses are deferred and amortized generally utilizing the straight-line method over the term of the related debt. The straight-line method approximates the effective interest method and is consistent with the treatment in rates for regulated operations. The net amortization expense is included in Interest Expense.

Investments Held in Trust for Future Liabilities

AEP has several trust funds with significant investments intended to provide for future payments of pension and OPEB benefits, nuclear decommissioning and spent nuclear fuel disposal. All of the trust funds' investments are diversified and managed in compliance with all laws and regulations. The investment strategy for trust funds is to use a diversified portfolio of investments to achieve an acceptable rate of return while managing the interest rate sensitivity of the assets relative to the associated liabilities. To minimize investment risk, the trust funds are broadly diversified among classes of assets, investment strategies and investment managers. Management regularly reviews the actual asset allocations and periodically rebalances the investments to targeted allocations when appropriate. Investment policies and guidelines allow investment managers in approved strategies to use financial derivatives to obtain or manage market exposures and to hedge assets and liabilities. The investments are reported at fair value under the “Fair Value Measurements and Disclosures” accounting guidance.

Benefit Plans

All benefit plan assets are invested in accordance with each plan's investment policy. The investment policy outlines the investment objectives, strategies and target asset allocations by plan.

The investment philosophies for AEP's benefit plans support the allocation of assets to minimize risks and optimize net returns. Strategies used include:

  Maintaining a long-term investment horizon.
  Diversifying assets to help control volatility of returns at acceptable levels.
  Managing fees, transaction costs and tax liabilities to maximize investment earnings.
  Using active management of investments where appropriate risk/return opportunities exist.
  Keeping portfolio structure style-neutral to limit volatility compared to applicable benchmarks.
  Using alternative asset classes such as real estate and private equity to maximize return and provide additional portfolio diversification.

The investment policy for the pension fund allocates assets based on the funded status of the pension plan. The objective of the asset allocation policy is to reduce the investment volatility of the plan over time. Generally, more of the investment mix will be allocated to fixed income investments as the plan becomes better funded. Assets will be transferred away from equity investments into fixed income investments based on the market value of plan assets compared to the plan's projected benefit obligation. The current target asset allocations are as follows:

The investment policy for each benefit plan contains various investment limitations. The investment policies establish concentration limits for securities. Investment policies prohibit the benefit trust funds from purchasing securities issued by AEP (with the exception of proportionate and immaterial holdings of AEP securities in passive index strategies). However, the investment policies do not preclude the benefit trust funds from receiving contributions in the form of AEP securities, provided that the AEP securities acquired by each plan may not exceed the limitations imposed by law. Each investment manager's portfolio is compared to a diversified benchmark index.

For equity investments, the limits are as follows:

  No security in excess of 5% of all equities.
  Cash equivalents must be less than 10% of an investment manager's equity portfolio.
  No individual stock may be more than 10% of each manager's equity portfolio.
  No investment in excess of 5% of an outstanding class of any company.
  No securities may be bought or sold on margin or other use of leverage.

For fixed income investments, the concentration limits must not exceed:

  3% in one issuer
  5% private placements
  5% convertible securities
  60% for bonds rated AA+ or lower
  50% for bonds rated A+ or lower
  10% for bonds rated BBB- or lower

For obligations of non-government issuers, the following limitations apply:

  AAA rated debt: a single issuer should account for no more than 5% of the portfolio.
  AA+, AA, AA- rated debt: a single issuer should account for no more than 3% of the portfolio.
  Debt rated A+ or lower: a single issuer should account for no more than 2% of the portfolio.
  No more than 10% of the portfolio may be invested in high yield and emerging market debt combined at any time.

A portion of the pension assets is invested in real estate funds to provide diversification, add return and hedge against inflation. Real estate properties are illiquid, difficult to value and not actively traded. The pension plan uses external real estate investment managers to invest in commingled funds that hold real estate properties. To mitigate investment risk in the real estate portfolio, commingled real estate funds are used to ensure that holdings are diversified by region, property type and risk classification. Real estate holdings include core, value-added and development risk classifications and some investments in Real Estate Investment Trusts (REITs), which are publicly traded real estate securities classified as Level 1.

A portion of the pension assets is invested in private equity. Private equity investments add return and provide diversification and typically require a long-term time horizon to evaluate investment performance. Private equity is classified as an alternative investment because it is illiquid, difficult to value and not actively traded. The pension plan uses limited partnerships and commingled funds to invest across the private equity investment spectrum. The private equity holdings are with eleven general partners who help monitor the investments and provide investment selection expertise. The holdings are currently comprised of venture capital, buyout and hybrid debt and equity investment instruments. Commingled private equity funds are used to enhance the holdings' diversity.

AEP participates in a securities lending program with BNY Mellon to provide incremental income on idle assets and to provide income to offset custody fees and other administrative expenses. AEP lends securities to borrowers approved by BNY Mellon in exchange for cash collateral. All loans are collateralized by at least 102% of the loaned asset's market value and the cash collateral is invested. The difference between the rebate owed to the borrower and the cash collateral rate of return determines the earnings on the loaned security. The securities lending program's objective is providing modest incremental income with a limited increase in risk.

Trust owned life insurance (TOLI) underwritten by The Prudential Insurance Company is held in the OPEB plan trusts. The strategy for holding life insurance contracts in the taxable Voluntary Employees' Beneficiary Association (VEBA) trust is to minimize taxes paid on the asset growth in the trust. Earnings on plan assets are tax-deferred within the TOLI contract and can be tax-free if held until claims are paid. Life insurance proceeds remain in the trust and are used to fund future retiree medical benefit liabilities. With consideration to other investments held in the trust, the cash value of the TOLI contracts is invested in two diversified funds. A portion is invested in a commingled fund with underlying investments in stocks that are actively traded on major international equity exchanges. The other portion of the TOLI cash value is invested in a diversified, commingled fixed income fund with underlying investments in government bonds, corporate bonds and asset-backed securities.

Cash and cash equivalents are held in each trust to provide liquidity and meet short-term cash needs. Cash equivalent funds are used to provide diversification and preserve principal. The underlying holdings in the cash funds are investment grade money market instruments including commercial paper, certificates of deposit, treasury bills and other types of investment grade short-term debt securities. The cash funds are valued each business day and provide daily liquidity.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity (net assets) of a business enterprise during a period from transactions and other events and circumstances from nonowner sources. It includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. Comprehensive income (loss) has two components: net income (loss) and other comprehensive income (loss).

Accumulated Other Comprehensive Income (Loss) (AOCI)

AOCI is included on the balance sheets in the equity section. Components of AOCI for the Registrant Subsidiaries as of December 31, 2011 and 2010 are shown in the following table:

	December 31,
	2011	2010
	(in thousands)
Cash Flow Hedges, Net of Tax
APCo	$(285)	$(56)
I&M	(15,284)	(8,685)
OPCo	7,706	10,449
PSO	7,149	8,494
SWEPCo	(15,524)	(4,190)

Amortization of Pension and OPEB Deferred Costs, Net of Tax
APCo	$15,521	$12,412
I&M	3,088	2,140
OPCo	32,977	22,031
SWEPCo	4,113	3,602

Pension and OPEB Funded Status, Net of Tax
APCo	$(73,779)	$(60,379)
I&M	(16,025)	(14,344)
OPCo	(238,405)	(212,635)
SWEPCo	(15,404)	(11,903)

Earnings Per Share (EPS)

The Registrant Subsidiaries are wholly-owned subsidiaries of AEP. Therefore, none are required to report EPS.

OPCo Revised Depreciation Rates

Effective December 1, 2011, OPCo revised book depreciation rates for certain of OPCo's generating plants consistent with shortened depreciable lives for the generating units. This change in depreciable lives is expected to result in a $54 million increase in depreciation expense in 2012.

Public Service Co Of Oklahoma [Member]
Accounting Policies [Abstract]
Organization and Summary of Significant Accounting Policies
Pension Plan Assets	Target
Equity	45.0%
Fixed Income	45.0%
Other Investments	10.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The principal business conducted by the Registrant Subsidiaries is the generation, transmission and distribution of electric power. These companies are subject to regulation by the FERC under the Federal Power Act and the Energy Policy Act of 2005 and maintain accounts in accordance with the FERC and other regulatory guidelines. These companies are subject to further regulation with regard to rates and other matters by state regulatory commissions.

The Registrant Subsidiaries also engage in wholesale electricity marketing and risk management activities in the United States.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Rates and Service Regulation

The Registrant Subsidiaries' rates are regulated by the FERC and state regulatory commissions in the nine state operating territories in which they operate. The FERC also regulates the Registrant Subsidiaries' affiliated transactions, including AEPSC intercompany service billings which are generally at cost, under the 2005 Public Utility Holding Company Act and the Federal Power Act. The FERC also has jurisdiction over the issuances and acquisitions of securities of the public utility subsidiaries, the acquisition or sale of certain utility assets and mergers with another electric utility or holding company. For non-power goods and services, the FERC requires that a nonregulated affiliate can bill an affiliated public utility company no more than market while a public utility must bill the higher of cost or market to a nonregulated affiliate. The state regulatory commissions also regulate certain intercompany transactions under various orders and affiliate statutes. Both the FERC and state regulatory commissions are permitted to review and audit the relevant books and records of companies within a public utility holding company system.

The FERC regulates wholesale power markets and wholesale power transactions. The Registrant Subsidiaries' wholesale power transactions are generally market-based. Wholesale power transactions are cost-based regulated when the Registrant Subsidiaries negotiate and file a cost-based contract with the FERC or the FERC determines that the Registrant Subsidiaries have “market power” in the region where the transaction occurs. The Registrant Subsidiaries have entered into wholesale power supply contracts with various municipalities and cooperatives that are FERC-regulated, cost-based contracts. These contracts are generally formula rate mechanisms, which are trued up to actual costs annually. PSO's and SWEPCo's wholesale power transactions in the SPP region are cost-based due to PSO and SWEPCo having market power in the SPP region.

The state regulatory commissions regulate all of the retail distribution operations and rates of the Registrant Subsidiaries on a cost basis. The state regulatory commissions also regulate the retail generation/power supply operations and rates except in Ohio.

The FERC also regulates the Registrant Subsidiaries' wholesale transmission operations and rates.

Bundled retail transmission rates are regulated, on a cost basis, by the state commissions.

In addition, the FERC regulates the SIA, the Interconnection Agreement, the CSW Operating Agreement, the System Transmission Integration Agreement, the Transmission Agreement, the Transmission Coordination Agreement and the AEP System Interim Allowance Agreement, all of which allocate shared system costs and revenues to the Registrant Subsidiaries that are parties to each agreement.

Principles of Consolidation

The consolidated financial statements for APCo include the Registrant Subsidiary and its wholly-owned subsidiaries. The consolidated financial statements for I&M include the Registrant Subsidiary, its wholly-owned subsidiaries and DCC Fuel (substantially-controlled variable interest entities (VIEs)). The consolidated financial statements for OPCo include the Registrant Subsidiary and a wholly-owned subsidiary. The consolidated financial statements for SWEPCo include the Registrant Subsidiary, its wholly-owned subsidiaries excluding DHLC (as of January 1, 2010, SWEPCo is no longer the primary beneficiary of DHLC and is no longer required to consolidate DHLC, in accordance with the accounting guidance for “Consolidations”) and Sabine (a substantially-controlled VIE). Intercompany items are eliminated in consolidation. The Registrant Subsidiaries use the equity method of accounting for equity investments where they exercise significant influence but do not hold a controlling financial interest. Such investments are recorded as Deferred Charges and Other Noncurrent Assets on the balance sheets; equity earnings are included in Equity Earnings of Unconsolidated Subsidiaries on the statements of income. OPCo, PSO and SWEPCo have ownership interests in generating units that are jointly-owned with nonaffiliated companies. The proportionate share of the operating costs associated with such facilities is included in the income statements and the assets and liabilities are reflected in the balance sheets. See “Variable Interest Entities” section of Note 14.

Accounting for the Effects of Cost-Based Regulation

As rate-regulated electric public utility companies, the Registrant Subsidiaries' financial statements reflect the actions of regulators that result in the recognition of certain revenues and expenses in different time periods than enterprises that are not rate-regulated. In accordance with accounting guidance for “Regulated Operations,” the Registrant Subsidiaries record regulatory assets (deferred expenses) and regulatory liabilities (future revenue reductions or refunds) to reflect the economic effects of regulation by matching expenses with their recovery through regulated revenues and income with its passage to customers through the reduction of regulated revenues.

Accounting guidance for “Discontinuation of Rate-Regulated Operations” requires the recognition of an impairment of stranded net regulatory assets and stranded plant costs if they are not recoverable in regulated rates. In addition, an enterprise is required to eliminate from its balance sheet the effects of any actions of regulators that had been recognized as regulatory assets and regulatory liabilities. Such impairments and adjustments are classified as an extraordinary item.

Use of Estimates

The preparation of these financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates include, but are not limited to, inventory valuation, allowance for doubtful accounts, long-lived asset impairment, unbilled electricity revenue, valuation of long-term energy contracts, the effects of regulation, long-lived asset recovery, storm costs, the effects of contingencies and certain assumptions made in accounting for pension and postretirement benefits. The estimates and assumptions used are based upon management's evaluation of the relevant facts and circumstances as of the date of the financial statements. Actual results could ultimately differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents include temporary cash investments with original maturities of three months or less.

Inventory

Fossil fuel inventories are generally carried at average cost. Materials and supplies inventories are carried at average cost.

Accounts Receivable

Customer accounts receivable primarily include receivables from wholesale and retail energy customers, receivables from energy contract counterparties related to risk management activities and customer receivables primarily related to other revenue-generating activities.

Revenue is recognized from electric power sales when power is delivered to customers. To the extent that deliveries have occurred but a bill has not been issued, the Registrant Subsidiaries accrue and recognize, as Accrued Unbilled Revenues on the balance sheets, an estimate of the revenues for energy delivered since the last billing.

AEP Credit factors accounts receivable on a daily basis, excluding receivables from risk management activities, through purchase agreements with I&M, KGPCo, KPCo, OPCo, PSO, SWEPCo and a portion of APCo.

See “Sale of Receivables – AEP Credit” section of Note 13 for additional information.

Allowance for Uncollectible Accounts

Generally, AEP Credit records bad debt expense related to receivables purchased from the Registrant Subsidiaries under a sale of receivables agreement.

For customer accounts receivables relating to risk management activities, accounts receivables are reviewed for bad debt reserves at a specific counterparty level basis. For miscellaneous accounts receivable, bad debt expense is recorded for all amounts outstanding 180 days or greater at 100%, unless specifically identified. Miscellaneous accounts receivable items open less than 180 days may be reserved using specific identification for bad debt reserves.

Concentrations of Credit Risk and Significant Customers

The Registrant Subsidiaries do not have any significant customers that comprise 10% or more of their Operating Revenues as of December 31, 2011.

The Registrant Subsidiaries monitor credit levels and the financial condition of their customers on a continuing basis to minimize credit risk. The regulatory commissions allow recovery in rates for a reasonable level of bad debt costs. Management believes adequate provisions for credit loss have been made in the accompanying Registrant Subsidiary financial statements.

Emission Allowances

The Registrant Subsidiaries in regulated jurisdictions record emission allowances at cost, including the annual SO2 and NOx emission allowance entitlements received at no cost from the Federal EPA. OPCo records allowances at the lower of cost or market for the period after our FAC expires in May 2015. The Registrant Subsidiaries follow the inventory model for these allowances. Allowances expected to be consumed within one year are reported in Materials and Supplies. Allowances with expected consumption beyond one year are included in Deferred Charges and Other Noncurrent Assets. These allowances are consumed in the production of energy and are recorded in Fuel and Other Consumables Used for Electric Generation at an average cost. Allowances held for speculation are included in Prepayments and Other Current Assets. The purchases and sales of allowances are reported in the Operating Activities section of the statements of cash flows. The net margin on sales of emission allowances is included in Electric Generation, Transmission and Distribution Revenues for nonaffiliated transactions and in Sales to AEP Affiliates Revenues for affiliated transactions because of its integral nature to the production process of energy and the Registrant Subsidiaries' revenue optimization strategy for their operations. The net margin on sales of emission allowances affects the determination of deferred fuel or deferred emission allowance costs and the amortization of regulatory assets for certain jurisdictions.

Property, Plant and Equipment and Equity Investments

Regulated

Electric utility property, plant and equipment for rate-regulated operations are stated at original purchase cost. Additions, major replacements and betterments are added to the plant accounts. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation under the group composite method of depreciation. The group composite method of depreciation assumes that on average, asset components are retired at the end of their useful lives and thus there is no gain or loss. The equipment in each primary electric plant account is identified as a separate group. Under the group composite method of depreciation, continuous interim routine replacements of items such as boiler tubes, pumps, motors, etc. result in the original cost, less salvage, being charged to accumulated depreciation. The depreciation rates that are established take into account the past history of interim capital replacements and the amount of salvage received. These rates and the related lives are subject to periodic review. Removal costs are charged to regulatory liabilities. The costs of labor, materials and overhead incurred to operate and maintain plants are included in operating expenses.

Long-lived assets are required to be tested for impairment when it is determined that the carrying value of the assets may no longer be recoverable or when the assets meet the held-for-sale criteria under the accounting guidance for “Impairment or Disposal of Long-Lived Assets.” When it becomes probable that an asset in service or an asset under construction will be abandoned and regulatory cost recovery has been disallowed, the cost of that asset shall be removed from plant-in-service or CWIP and charged to expense. Equity investments are required to be tested for impairment when it is determined there may be an other-than-temporary loss in value.

The fair value of an asset or investment is the amount at which that asset or investment could be bought or sold in a current transaction between willing parties, as opposed to a forced or liquidation sale. Quoted market prices in active markets are the best evidence of fair value and are used as the basis for the measurement, if available. In the absence of quoted prices for identical or similar assets or investments in active markets, fair value is estimated using various internal and external valuation methods including cash flow analysis and appraisals.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

AFUDC represents the estimated cost of borrowed and equity funds used to finance construction projects that is capitalized and recovered through depreciation over the service life of regulated electric utility plant.

The Registrant Subsidiaries record the equity component of AFUDC in Allowance for Equity Funds Used During Construction and the debt component of AFUDC as a reduction to Interest Expense.

Valuation of Nonderivative Financial Instruments

The book values of Cash and Cash Equivalents, Accounts Receivable, Short-term Debt and Accounts Payable approximate fair value because of the short-term maturity of these instruments.

Fair Value Measurements of Assets and Liabilities

The accounting guidance for “Fair Value Measurements and Disclosures” establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). Where observable inputs are available for substantially the full term of the asset or liability, the instrument is categorized in Level 2. When quoted market prices are not available, pricing may be completed using comparable securities, dealer values, operating data and general market conditions to determine fair value. Valuation models utilize various inputs such as commodity, interest rate and, to a lesser degree, volatility and credit that include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, market corroborated inputs (i.e. inputs derived principally from, or correlated to, observable market data) and other observable inputs for the asset or liability.

For commercial activities, exchange traded derivatives, namely futures contracts, are generally fair valued based on unadjusted quoted prices in active markets and are classified as Level 1. Level 2 inputs primarily consist of OTC broker quotes in moderately active or less active markets, as well as exchange traded contracts where there is insufficient market liquidity to warrant inclusion in Level 1. Management verifies price curves using these broker quotes and classifies these fair values within Level 2 when substantially all of the fair value can be corroborated. Management typically obtains multiple broker quotes, which are non-binding in nature but are based on recent trades in the marketplace. When multiple broker quotes are obtained, the quoted bid and ask prices are averaged. In certain circumstances, a broker quote may be discarded if it is a clear outlier. Management uses a historical correlation analysis between the broker quoted location and the illiquid locations and if the points are highly correlated, these locations are included within Level 2 as well. Certain OTC and bilaterally executed derivative instruments are executed in less active markets with a lower availability of pricing information. Long-dated and illiquid complex or structured transactions and FTRs can introduce the need for internally developed modeling inputs based upon extrapolations and assumptions of observable market data to estimate fair value. When such inputs have a significant impact on the measurement of fair value, the instrument is categorized as Level 3.

AEP utilizes its trustee's external pricing service to estimate the fair value of the underlying investments held in the benefit plan and nuclear trusts. AEP's investment managers review and validate the prices utilized by the trustee to determine fair value. AEP's management performs its own valuation testing to verify the fair values of the securities. AEP receives audit reports of the trustee's operating controls and valuation processes. The trustee uses multiple pricing vendors for the assets held in the trusts.

Assets in the benefits and nuclear trusts and Other Cash Deposits are classified using the following methods. Equities are classified as Level 1 holdings if they are actively traded on exchanges. Items classified as Level 1 are investments in money market funds, fixed income and equity mutual funds and domestic equity securities. They are valued based on observable inputs primarily unadjusted quoted prices in active markets for identical assets. Items classified as Level 2 are primarily investments in individual fixed income securities and cash equivalents funds. Fixed income securities do not trade on an exchange and do not have an official closing price but their valuation inputs are based on observable market data. Pricing vendors calculate bond valuations using financial models and matrices. The models use observable inputs including yields on benchmark securities, quotes by securities brokers, rating agency actions, discounts or premiums on securities compared to par prices, changes in yields for U.S. Treasury securities, corporate actions by bond issuers, prepayment schedules and histories, economic events and, for certain securities, adjustments to yields to reflect changes in the rate of inflation. Other securities with model-derived valuation inputs that are observable are also classified as Level 2 investments. Investments with unobservable valuation inputs are classified as Level 3 investments. Benefit plan assets included in Level 3 are primarily real estate and private equity investments that are valued using methods requiring judgment including appraisals.

Deferred Fuel Costs

The cost of fuel and related emission allowances and emission control chemicals/consumables is charged to Fuel and Other Consumables Used for Electric Generation expense when the fuel is burned or the allowance or consumable is utilized. The cost of fuel also includes the cost of nuclear fuel burned which is computed primarily on the units-of-production method. In regulated jurisdictions with an active FAC, fuel cost over-recoveries (the excess of fuel revenues billed to customers over applicable fuel costs incurred) are generally deferred as current regulatory liabilities and under-recoveries (the excess of applicable fuel costs incurred over fuel revenues billed to customers) are generally deferred as current regulatory assets. These deferrals are amortized when refunded or when billed to customers in later months with the state regulatory commissions' review and approval. The amount of an over-recovery or under-recovery can also be affected by actions of the state regulatory commissions. On a routine basis, state regulatory commissions review and/or audit the Registrant Subsidiaries' fuel procurement policies and practices, the fuel cost calculations and FAC deferrals. When a fuel cost disallowance becomes probable, the Registrant Subsidiaries adjust their FAC deferrals and record provisions for estimated refunds to recognize these probable outcomes. Fuel cost over-recovery and under-recovery balances are classified as noncurrent when there is a phase-in plan or the FAC has been suspended or terminated.

Changes in fuel costs, including purchased power in Indiana and Michigan for I&M, in Ohio (beginning in 2012 through May 2015) for OPCo, in Arkansas, Louisiana and Texas for SWEPCo, in Oklahoma for PSO and in Virginia for APCo are reflected in rates in a timely manner through the FAC.

The FAC generally includes some sharing of off-system sales.

A portion of profits from off-system sales are given to customers through the FAC and other rate mechanisms in Oklahoma for PSO, Arkansas, Louisiana and Texas for SWEPCo, Virginia for APCo and in Indiana and Michigan (all areas of Michigan beginning in December 2010) for I&M. Where the FAC or off-system sales sharing mechanism is capped, frozen or non-existent, changes in fuel costs or sharing of off-system sales impacted earnings.

Revenue Recognition

Regulatory Accounting

The financial statements of the Registrant Subsidiaries reflect the actions of regulators that can result in the recognition of revenues and expenses in different time periods than enterprises that are not rate-regulated. Regulatory assets (deferred expenses) and regulatory liabilities (deferred revenue reductions or refunds) are recorded to reflect the economic effects of regulation in the same accounting period by matching expenses with their recovery through regulated revenues and by matching income with its passage to customers in cost-based regulated rates.

When regulatory assets are probable of recovery through regulated rates, the Registrant Subsidiaries record them as assets on the balance sheets. The Registrant Subsidiaries test for probability of recovery at each balance sheet date or whenever new events occur. Examples of new events include the issuance of a regulatory commission order or passage of new legislation. If it is determined that recovery of a regulatory asset is no longer probable, the Registrant Subsidiaries write off that regulatory asset as a charge against income.

Traditional Electricity Supply and Delivery Activities

The Registrant Subsidiaries recognize revenues from retail and wholesale electricity sales and electricity transmission and distribution delivery services. The Registrant Subsidiaries recognize the revenues on the statements of income upon delivery of the energy to the customer and include unbilled as well as billed amounts. In accordance with the applicable state commission regulatory treatment, PSO and SWEPCo do not record the fuel portion of unbilled revenue.

Most of the power produced at the generation plants of the AEP East companies is sold to PJM, the RTO operating in the east service territory. The AEP East companies purchase power from PJM to supply power to their customers. Generally, these power sales and purchases are reported on a net basis as revenues on the statements of income. However, purchases of power in excess of sales to PJM, on an hourly net basis, used to serve retail load are recorded gross as Purchased Electricity for Resale on the statements of income. Other RTOs in which the Registrant Subsidiaries participate do not function in the same manner as PJM. They function as balancing organizations and not as exchanges.

Physical energy purchases arising from non-derivative contracts are accounted for on a gross basis in Purchased Electricity for Resale on the statements of income. Energy purchases arising from non-trading derivative contracts are recorded based on the transaction's economic substance. Purchases under non-trading derivatives used to serve accrual based obligations are recorded in Purchased Electricity for Resale on the statements of income. All other non-trading derivative purchases are recorded net in revenues.

In general, the Registrant Subsidiaries record expenses when purchased electricity is received and when expenses are incurred, with the exception of certain power purchase contracts that are derivatives and accounted for using MTM accounting where generation/supply rates are not cost-based regulated, such as in Ohio for OPCo and until April 2009 in Texas for SWEPCo. In jurisdictions where the generation/supply business is subject to cost-based regulation, the unrealized MTM amounts are deferred as regulatory assets (for losses) and regulatory liabilities (for gains).

Energy Marketing and Risk Management Activities

AEPSC, on behalf of the Registrant Subsidiaries, engages in wholesale electricity, coal, natural gas and emission allowances marketing and risk management activities focused on wholesale markets where the AEP System owns assets and adjacent markets. These activities include the purchase and sale of energy under forward contracts at fixed and variable prices and the buying and selling of financial energy contracts which include exchange traded futures and options, as well as OTC options and swaps. Certain energy marketing and risk management transactions are with RTOs.

The Registrant Subsidiaries recognize revenues and expenses from wholesale marketing and risk management transactions that are not derivatives upon delivery of the commodity. The Registrant Subsidiaries use MTM accounting for wholesale marketing and risk management transactions that are derivatives unless the derivative is designated in a qualifying cash flow hedge relationship or a normal purchase or sale. The Registrant Subsidiaries include realized gains and losses on wholesale marketing and risk management transactions in revenues on a net basis.

For APCo, I&M, PSO and SWEPCo, who are subject to cost-based regulation, the unrealized MTM amounts and some realized gains and losses are deferred as regulatory assets (for losses) and regulatory liabilities (for gains). Unrealized MTM gains and losses are included on the balance sheets as Risk Management Assets or Liabilities as appropriate.

Certain qualifying wholesale marketing and risk management derivatives transactions are designated as hedges of variability in future cash flows as a result of forecasted transactions (cash flow hedge). The Registrant Subsidiaries initially record the effective portion of the cash flow hedge's gain or loss as a component of AOCI. When the forecasted transaction is realized and affects net income, the Registrant Subsidiaries subsequently reclassify the gain or loss on the hedge from AOCI into revenues or expenses within the same financial statement line item as the forecasted transaction on their statements of income.

APCo, I&M, PSO, and SWEPCo, who are subject to cost-based regulation, defer the ineffective portion as regulatory assets (for losses) and regulatory liabilities (for gains). See “Accounting for Cash Flow Hedging Strategies” section of Note 9.

Maintenance

The Registrant Subsidiaries expense maintenance costs as incurred. If it becomes probable that the Registrant Subsidiaries will recover specifically-incurred costs through future rates, a regulatory asset is established to match the expensing of those maintenance costs with their recovery in cost-based regulated revenues. In certain regulatory jurisdictions, the Registrant Subsidiaries defer costs above the level included in base rates and amortize those deferrals commensurate with recovery through rate riders.

Income Taxes and Investment Tax Credits

The Registrant Subsidiaries use the liability method of accounting for income taxes. Under the liability method, deferred income taxes are provided for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence.

When the flow-through method of accounting for temporary differences is reflected in regulated revenues (that is, when deferred taxes are not included in the cost of service for determining regulated rates for electricity), deferred income taxes are recorded and related regulatory assets and liabilities are established to match the regulated revenues and tax expense.

Investment tax credits are accounted for under the flow-through method except where regulatory commissions have reflected investment tax credits in the rate-making process on a deferral basis. Investment tax credits that have been deferred are amortized over the life of the plant investment.

The Registrant Subsidiaries account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.” The Registrant Subsidiaries classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation.

Excise Taxes

As agents for some state and local governments, the Registrant Subsidiaries collect from customers certain excise taxes levied by those state or local governments on customers. The Registrant Subsidiaries do not record these taxes as revenue or expense.

Debt

Gains and losses from the reacquisition of debt used to finance regulated electric utility plants are deferred and amortized over the remaining term of the reacquired debt in accordance with their rate-making treatment unless the debt is refinanced. If the reacquired debt associated with the regulated business is refinanced, the reacquisition costs attributable to the portions of the business that are subject to cost-based regulatory accounting are generally deferred and amortized over the term of the replacement debt consistent with its recovery in rates.

Debt discount or premium and debt issuance expenses are deferred and amortized generally utilizing the straight-line method over the term of the related debt. The straight-line method approximates the effective interest method and is consistent with the treatment in rates for regulated operations. The net amortization expense is included in Interest Expense.

Investments Held in Trust for Future Liabilities

AEP has several trust funds with significant investments intended to provide for future payments of pension and OPEB benefits, nuclear decommissioning and spent nuclear fuel disposal. All of the trust funds' investments are diversified and managed in compliance with all laws and regulations. The investment strategy for trust funds is to use a diversified portfolio of investments to achieve an acceptable rate of return while managing the interest rate sensitivity of the assets relative to the associated liabilities. To minimize investment risk, the trust funds are broadly diversified among classes of assets, investment strategies and investment managers. Management regularly reviews the actual asset allocations and periodically rebalances the investments to targeted allocations when appropriate. Investment policies and guidelines allow investment managers in approved strategies to use financial derivatives to obtain or manage market exposures and to hedge assets and liabilities. The investments are reported at fair value under the “Fair Value Measurements and Disclosures” accounting guidance.

Benefit Plans

All benefit plan assets are invested in accordance with each plan's investment policy. The investment policy outlines the investment objectives, strategies and target asset allocations by plan.

The investment philosophies for AEP's benefit plans support the allocation of assets to minimize risks and optimize net returns. Strategies used include:

  Maintaining a long-term investment horizon.
  Diversifying assets to help control volatility of returns at acceptable levels.
  Managing fees, transaction costs and tax liabilities to maximize investment earnings.
  Using active management of investments where appropriate risk/return opportunities exist.
  Keeping portfolio structure style-neutral to limit volatility compared to applicable benchmarks.
  Using alternative asset classes such as real estate and private equity to maximize return and provide additional portfolio diversification.

The investment policy for the pension fund allocates assets based on the funded status of the pension plan. The objective of the asset allocation policy is to reduce the investment volatility of the plan over time. Generally, more of the investment mix will be allocated to fixed income investments as the plan becomes better funded. Assets will be transferred away from equity investments into fixed income investments based on the market value of plan assets compared to the plan's projected benefit obligation. The current target asset allocations are as follows:

The investment policy for each benefit plan contains various investment limitations. The investment policies establish concentration limits for securities. Investment policies prohibit the benefit trust funds from purchasing securities issued by AEP (with the exception of proportionate and immaterial holdings of AEP securities in passive index strategies). However, the investment policies do not preclude the benefit trust funds from receiving contributions in the form of AEP securities, provided that the AEP securities acquired by each plan may not exceed the limitations imposed by law. Each investment manager's portfolio is compared to a diversified benchmark index.

For equity investments, the limits are as follows:

  No security in excess of 5% of all equities.
  Cash equivalents must be less than 10% of an investment manager's equity portfolio.
  No individual stock may be more than 10% of each manager's equity portfolio.
  No investment in excess of 5% of an outstanding class of any company.
  No securities may be bought or sold on margin or other use of leverage.

For fixed income investments, the concentration limits must not exceed:

  3% in one issuer
  5% private placements
  5% convertible securities
  60% for bonds rated AA+ or lower
  50% for bonds rated A+ or lower
  10% for bonds rated BBB- or lower

For obligations of non-government issuers, the following limitations apply:

  AAA rated debt: a single issuer should account for no more than 5% of the portfolio.
  AA+, AA, AA- rated debt: a single issuer should account for no more than 3% of the portfolio.
  Debt rated A+ or lower: a single issuer should account for no more than 2% of the portfolio.
  No more than 10% of the portfolio may be invested in high yield and emerging market debt combined at any time.

A portion of the pension assets is invested in real estate funds to provide diversification, add return and hedge against inflation. Real estate properties are illiquid, difficult to value and not actively traded. The pension plan uses external real estate investment managers to invest in commingled funds that hold real estate properties. To mitigate investment risk in the real estate portfolio, commingled real estate funds are used to ensure that holdings are diversified by region, property type and risk classification. Real estate holdings include core, value-added and development risk classifications and some investments in Real Estate Investment Trusts (REITs), which are publicly traded real estate securities classified as Level 1.

A portion of the pension assets is invested in private equity. Private equity investments add return and provide diversification and typically require a long-term time horizon to evaluate investment performance. Private equity is classified as an alternative investment because it is illiquid, difficult to value and not actively traded. The pension plan uses limited partnerships and commingled funds to invest across the private equity investment spectrum. The private equity holdings are with eleven general partners who help monitor the investments and provide investment selection expertise. The holdings are currently comprised of venture capital, buyout and hybrid debt and equity investment instruments. Commingled private equity funds are used to enhance the holdings' diversity.

AEP participates in a securities lending program with BNY Mellon to provide incremental income on idle assets and to provide income to offset custody fees and other administrative expenses. AEP lends securities to borrowers approved by BNY Mellon in exchange for cash collateral. All loans are collateralized by at least 102% of the loaned asset's market value and the cash collateral is invested. The difference between the rebate owed to the borrower and the cash collateral rate of return determines the earnings on the loaned security. The securities lending program's objective is providing modest incremental income with a limited increase in risk.

Trust owned life insurance (TOLI) underwritten by The Prudential Insurance Company is held in the OPEB plan trusts. The strategy for holding life insurance contracts in the taxable Voluntary Employees' Beneficiary Association (VEBA) trust is to minimize taxes paid on the asset growth in the trust. Earnings on plan assets are tax-deferred within the TOLI contract and can be tax-free if held until claims are paid. Life insurance proceeds remain in the trust and are used to fund future retiree medical benefit liabilities. With consideration to other investments held in the trust, the cash value of the TOLI contracts is invested in two diversified funds. A portion is invested in a commingled fund with underlying investments in stocks that are actively traded on major international equity exchanges. The other portion of the TOLI cash value is invested in a diversified, commingled fixed income fund with underlying investments in government bonds, corporate bonds and asset-backed securities.

Cash and cash equivalents are held in each trust to provide liquidity and meet short-term cash needs. Cash equivalent funds are used to provide diversification and preserve principal. The underlying holdings in the cash funds are investment grade money market instruments including commercial paper, certificates of deposit, treasury bills and other types of investment grade short-term debt securities. The cash funds are valued each business day and provide daily liquidity.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity (net assets) of a business enterprise during a period from transactions and other events and circumstances from nonowner sources. It includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. Comprehensive income (loss) has two components: net income (loss) and other comprehensive income (loss).

Accumulated Other Comprehensive Income (Loss) (AOCI)

AOCI is included on the balance sheets in the equity section. Components of AOCI for the Registrant Subsidiaries as of December 31, 2011 and 2010 are shown in the following table:

	December 31,
	2011	2010
	(in thousands)
Cash Flow Hedges, Net of Tax
APCo	$(285)	$(56)
I&M	(15,284)	(8,685)
OPCo	7,706	10,449
PSO	7,149	8,494
SWEPCo	(15,524)	(4,190)

Amortization of Pension and OPEB Deferred Costs, Net of Tax
APCo	$15,521	$12,412
I&M	3,088	2,140
OPCo	32,977	22,031
SWEPCo	4,113	3,602

Pension and OPEB Funded Status, Net of Tax
APCo	$(73,779)	$(60,379)
I&M	(16,025)	(14,344)
OPCo	(238,405)	(212,635)
SWEPCo	(15,404)	(11,903)

Earnings Per Share (EPS)

The Registrant Subsidiaries are wholly-owned subsidiaries of AEP. Therefore, none are required to report EPS.

Southwestern Electric Power Co [Member]
Accounting Policies [Abstract]
Organization and Summary of Significant Accounting Policies
Pension Plan Assets	Target
Equity	45.0%
Fixed Income	45.0%
Other Investments	10.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The principal business conducted by the Registrant Subsidiaries is the generation, transmission and distribution of electric power. These companies are subject to regulation by the FERC under the Federal Power Act and the Energy Policy Act of 2005 and maintain accounts in accordance with the FERC and other regulatory guidelines. These companies are subject to further regulation with regard to rates and other matters by state regulatory commissions.

The Registrant Subsidiaries also engage in wholesale electricity marketing and risk management activities in the United States.

SWEPCo, through consolidated and nonconsolidated affiliates, conducts lignite mining operations to fuel certain of its generation facilities.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Rates and Service Regulation

The Registrant Subsidiaries' rates are regulated by the FERC and state regulatory commissions in the nine state operating territories in which they operate. The FERC also regulates the Registrant Subsidiaries' affiliated transactions, including AEPSC intercompany service billings which are generally at cost, under the 2005 Public Utility Holding Company Act and the Federal Power Act. The FERC also has jurisdiction over the issuances and acquisitions of securities of the public utility subsidiaries, the acquisition or sale of certain utility assets and mergers with another electric utility or holding company. For non-power goods and services, the FERC requires that a nonregulated affiliate can bill an affiliated public utility company no more than market while a public utility must bill the higher of cost or market to a nonregulated affiliate. The state regulatory commissions also regulate certain intercompany transactions under various orders and affiliate statutes. Both the FERC and state regulatory commissions are permitted to review and audit the relevant books and records of companies within a public utility holding company system.

The FERC regulates wholesale power markets and wholesale power transactions. The Registrant Subsidiaries' wholesale power transactions are generally market-based. Wholesale power transactions are cost-based regulated when the Registrant Subsidiaries negotiate and file a cost-based contract with the FERC or the FERC determines that the Registrant Subsidiaries have “market power” in the region where the transaction occurs. The Registrant Subsidiaries have entered into wholesale power supply contracts with various municipalities and cooperatives that are FERC-regulated, cost-based contracts. These contracts are generally formula rate mechanisms, which are trued up to actual costs annually. PSO's and SWEPCo's wholesale power transactions in the SPP region are cost-based due to PSO and SWEPCo having market power in the SPP region.

The state regulatory commissions regulate all of the retail distribution operations and rates of the Registrant Subsidiaries on a cost basis. The state regulatory commissions also regulate the retail generation/power supply operations and rates except in Ohio.

SWEPCo operates in the SPP area which includes a portion of Texas. In 2009, the Texas legislature amended its restructuring legislation for the generation portion of SWEPCo's Texas retail jurisdiction to delay indefinitely restructuring requirements. As a result, SWEPCo reapplied accounting guidance for “Regulated Operations” to its Texas generation operations.

The FERC also regulates the Registrant Subsidiaries' wholesale transmission operations and rates.

Bundled retail transmission rates are regulated, on a cost basis, by the state commissions.

In addition, the FERC regulates the SIA, the Interconnection Agreement, the CSW Operating Agreement, the System Transmission Integration Agreement, the Transmission Agreement, the Transmission Coordination Agreement and the AEP System Interim Allowance Agreement, all of which allocate shared system costs and revenues to the Registrant Subsidiaries that are parties to each agreement.

Principles of Consolidation

The consolidated financial statements for APCo include the Registrant Subsidiary and its wholly-owned subsidiaries. The consolidated financial statements for I&M include the Registrant Subsidiary, its wholly-owned subsidiaries and DCC Fuel (substantially-controlled variable interest entities (VIEs)). The consolidated financial statements for OPCo include the Registrant Subsidiary and a wholly-owned subsidiary. The consolidated financial statements for SWEPCo include the Registrant Subsidiary, its wholly-owned subsidiaries excluding DHLC (as of January 1, 2010, SWEPCo is no longer the primary beneficiary of DHLC and is no longer required to consolidate DHLC, in accordance with the accounting guidance for “Consolidations”) and Sabine (a substantially-controlled VIE). Intercompany items are eliminated in consolidation. The Registrant Subsidiaries use the equity method of accounting for equity investments where they exercise significant influence but do not hold a controlling financial interest. Such investments are recorded as Deferred Charges and Other Noncurrent Assets on the balance sheets; equity earnings are included in Equity Earnings of Unconsolidated Subsidiaries on the statements of income. OPCo, PSO and SWEPCo have ownership interests in generating units that are jointly-owned with nonaffiliated companies. The proportionate share of the operating costs associated with such facilities is included in the income statements and the assets and liabilities are reflected in the balance sheets. See “Variable Interest Entities” section of Note 14.

Accounting for the Effects of Cost-Based Regulation

As rate-regulated electric public utility companies, the Registrant Subsidiaries' financial statements reflect the actions of regulators that result in the recognition of certain revenues and expenses in different time periods than enterprises that are not rate-regulated. In accordance with accounting guidance for “Regulated Operations,” the Registrant Subsidiaries record regulatory assets (deferred expenses) and regulatory liabilities (future revenue reductions or refunds) to reflect the economic effects of regulation by matching expenses with their recovery through regulated revenues and income with its passage to customers through the reduction of regulated revenues.

In 2009, the Texas legislature amended its restructuring legislation for the generation portion of SWEPCo's Texas retail jurisdiction to delay indefinitely restructuring requirements. As a result, SWEPCo reapplied accounting guidance for “Regulated Operations” to its Texas generation operations.

Accounting guidance for “Discontinuation of Rate-Regulated Operations” requires the recognition of an impairment of stranded net regulatory assets and stranded plant costs if they are not recoverable in regulated rates. In addition, an enterprise is required to eliminate from its balance sheet the effects of any actions of regulators that had been recognized as regulatory assets and regulatory liabilities. Such impairments and adjustments are classified as an extraordinary item.

Use of Estimates

The preparation of these financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates include, but are not limited to, inventory valuation, allowance for doubtful accounts, long-lived asset impairment, unbilled electricity revenue, valuation of long-term energy contracts, the effects of regulation, long-lived asset recovery, storm costs, the effects of contingencies and certain assumptions made in accounting for pension and postretirement benefits. The estimates and assumptions used are based upon management's evaluation of the relevant facts and circumstances as of the date of the financial statements. Actual results could ultimately differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents include temporary cash investments with original maturities of three months or less.

Inventory

Fossil fuel inventories are generally carried at average cost. Materials and supplies inventories are carried at average cost.

Accounts Receivable

Customer accounts receivable primarily include receivables from wholesale and retail energy customers, receivables from energy contract counterparties related to risk management activities and customer receivables primarily related to other revenue-generating activities.

Revenue is recognized from electric power sales when power is delivered to customers. To the extent that deliveries have occurred but a bill has not been issued, the Registrant Subsidiaries accrue and recognize, as Accrued Unbilled Revenues on the balance sheets, an estimate of the revenues for energy delivered since the last billing.

AEP Credit factors accounts receivable on a daily basis, excluding receivables from risk management activities, through purchase agreements with I&M, KGPCo, KPCo, OPCo, PSO, SWEPCo and a portion of APCo.

See “Sale of Receivables – AEP Credit” section of Note 13 for additional information.

Allowance for Uncollectible Accounts

Generally, AEP Credit records bad debt expense related to receivables purchased from the Registrant Subsidiaries under a sale of receivables agreement.

For customer accounts receivables relating to risk management activities, accounts receivables are reviewed for bad debt reserves at a specific counterparty level basis. For miscellaneous accounts receivable, bad debt expense is recorded for all amounts outstanding 180 days or greater at 100%, unless specifically identified. Miscellaneous accounts receivable items open less than 180 days may be reserved using specific identification for bad debt reserves.

Concentrations of Credit Risk and Significant Customers

The Registrant Subsidiaries do not have any significant customers that comprise 10% or more of their Operating Revenues as of December 31, 2011.

The Registrant Subsidiaries monitor credit levels and the financial condition of their customers on a continuing basis to minimize credit risk. The regulatory commissions allow recovery in rates for a reasonable level of bad debt costs. Management believes adequate provisions for credit loss have been made in the accompanying Registrant Subsidiary financial statements.

Emission Allowances

The Registrant Subsidiaries in regulated jurisdictions record emission allowances at cost, including the annual SO2 and NOx emission allowance entitlements received at no cost from the Federal EPA. OPCo records allowances at the lower of cost or market for the period after our FAC expires in May 2015. The Registrant Subsidiaries follow the inventory model for these allowances. Allowances expected to be consumed within one year are reported in Materials and Supplies. Allowances with expected consumption beyond one year are included in Deferred Charges and Other Noncurrent Assets. These allowances are consumed in the production of energy and are recorded in Fuel and Other Consumables Used for Electric Generation at an average cost. Allowances held for speculation are included in Prepayments and Other Current Assets. The purchases and sales of allowances are reported in the Operating Activities section of the statements of cash flows. The net margin on sales of emission allowances is included in Electric Generation, Transmission and Distribution Revenues for nonaffiliated transactions and in Sales to AEP Affiliates Revenues for affiliated transactions because of its integral nature to the production process of energy and the Registrant Subsidiaries' revenue optimization strategy for their operations. The net margin on sales of emission allowances affects the determination of deferred fuel or deferred emission allowance costs and the amortization of regulatory assets for certain jurisdictions.

Property, Plant and Equipment and Equity Investments

Regulated

Electric utility property, plant and equipment for rate-regulated operations are stated at original purchase cost. Additions, major replacements and betterments are added to the plant accounts. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation under the group composite method of depreciation. The group composite method of depreciation assumes that on average, asset components are retired at the end of their useful lives and thus there is no gain or loss. The equipment in each primary electric plant account is identified as a separate group. Under the group composite method of depreciation, continuous interim routine replacements of items such as boiler tubes, pumps, motors, etc. result in the original cost, less salvage, being charged to accumulated depreciation. The depreciation rates that are established take into account the past history of interim capital replacements and the amount of salvage received. These rates and the related lives are subject to periodic review. Removal costs are charged to regulatory liabilities. The costs of labor, materials and overhead incurred to operate and maintain plants are included in operating expenses.

Long-lived assets are required to be tested for impairment when it is determined that the carrying value of the assets may no longer be recoverable or when the assets meet the held-for-sale criteria under the accounting guidance for “Impairment or Disposal of Long-Lived Assets.” When it becomes probable that an asset in service or an asset under construction will be abandoned and regulatory cost recovery has been disallowed, the cost of that asset shall be removed from plant-in-service or CWIP and charged to expense. Equity investments are required to be tested for impairment when it is determined there may be an other-than-temporary loss in value.

The fair value of an asset or investment is the amount at which that asset or investment could be bought or sold in a current transaction between willing parties, as opposed to a forced or liquidation sale. Quoted market prices in active markets are the best evidence of fair value and are used as the basis for the measurement, if available. In the absence of quoted prices for identical or similar assets or investments in active markets, fair value is estimated using various internal and external valuation methods including cash flow analysis and appraisals.

Nonregulated

The generation operations of OPCo and the mining operations of SWEPCo generally follow the policies of cost-based rate-regulated operations listed above but with the following exceptions. Property, plant and equipment are stated at fair value at acquisition (or as adjusted for any applicable impairments) plus the original cost of property acquired or constructed since the acquisition, less disposals. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation for most nonregulated operations under the group composite method of depreciation. A gain or loss would be recorded if the retirement is not considered an interim routine replacement. Removal costs are charged to expense.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

AFUDC represents the estimated cost of borrowed and equity funds used to finance construction projects that is capitalized and recovered through depreciation over the service life of regulated electric utility plant. For nonregulated operations, including generating assets owned by OPCo and mining operations at SWEPCo, interest is capitalized during construction in accordance with the accounting guidance for “Capitalization of Interest.” The Registrant Subsidiaries record the equity component of AFUDC in Allowance for Equity Funds Used During Construction and the debt component of AFUDC as a reduction to Interest Expense.

Valuation of Nonderivative Financial Instruments

The book values of Cash and Cash Equivalents, Accounts Receivable, Short-term Debt and Accounts Payable approximate fair value because of the short-term maturity of these instruments.

Fair Value Measurements of Assets and Liabilities

The accounting guidance for “Fair Value Measurements and Disclosures” establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). Where observable inputs are available for substantially the full term of the asset or liability, the instrument is categorized in Level 2. When quoted market prices are not available, pricing may be completed using comparable securities, dealer values, operating data and general market conditions to determine fair value. Valuation models utilize various inputs such as commodity, interest rate and, to a lesser degree, volatility and credit that include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, market corroborated inputs (i.e. inputs derived principally from, or correlated to, observable market data) and other observable inputs for the asset or liability.

For commercial activities, exchange traded derivatives, namely futures contracts, are generally fair valued based on unadjusted quoted prices in active markets and are classified as Level 1. Level 2 inputs primarily consist of OTC broker quotes in moderately active or less active markets, as well as exchange traded contracts where there is insufficient market liquidity to warrant inclusion in Level 1. Management verifies price curves using these broker quotes and classifies these fair values within Level 2 when substantially all of the fair value can be corroborated. Management typically obtains multiple broker quotes, which are non-binding in nature but are based on recent trades in the marketplace. When multiple broker quotes are obtained, the quoted bid and ask prices are averaged. In certain circumstances, a broker quote may be discarded if it is a clear outlier. Management uses a historical correlation analysis between the broker quoted location and the illiquid locations and if the points are highly correlated, these locations are included within Level 2 as well. Certain OTC and bilaterally executed derivative instruments are executed in less active markets with a lower availability of pricing information. Long-dated and illiquid complex or structured transactions and FTRs can introduce the need for internally developed modeling inputs based upon extrapolations and assumptions of observable market data to estimate fair value. When such inputs have a significant impact on the measurement of fair value, the instrument is categorized as Level 3.

AEP utilizes its trustee's external pricing service to estimate the fair value of the underlying investments held in the benefit plan and nuclear trusts. AEP's investment managers review and validate the prices utilized by the trustee to determine fair value. AEP's management performs its own valuation testing to verify the fair values of the securities. AEP receives audit reports of the trustee's operating controls and valuation processes. The trustee uses multiple pricing vendors for the assets held in the trusts.

Assets in the benefits and nuclear trusts and Other Cash Deposits are classified using the following methods. Equities are classified as Level 1 holdings if they are actively traded on exchanges. Items classified as Level 1 are investments in money market funds, fixed income and equity mutual funds and domestic equity securities. They are valued based on observable inputs primarily unadjusted quoted prices in active markets for identical assets. Items classified as Level 2 are primarily investments in individual fixed income securities and cash equivalents funds. Fixed income securities do not trade on an exchange and do not have an official closing price but their valuation inputs are based on observable market data. Pricing vendors calculate bond valuations using financial models and matrices. The models use observable inputs including yields on benchmark securities, quotes by securities brokers, rating agency actions, discounts or premiums on securities compared to par prices, changes in yields for U.S. Treasury securities, corporate actions by bond issuers, prepayment schedules and histories, economic events and, for certain securities, adjustments to yields to reflect changes in the rate of inflation. Other securities with model-derived valuation inputs that are observable are also classified as Level 2 investments. Investments with unobservable valuation inputs are classified as Level 3 investments. Benefit plan assets included in Level 3 are primarily real estate and private equity investments that are valued using methods requiring judgment including appraisals.

Deferred Fuel Costs

The cost of fuel and related emission allowances and emission control chemicals/consumables is charged to Fuel and Other Consumables Used for Electric Generation expense when the fuel is burned or the allowance or consumable is utilized. The cost of fuel also includes the cost of nuclear fuel burned which is computed primarily on the units-of-production method. In regulated jurisdictions with an active FAC, fuel cost over-recoveries (the excess of fuel revenues billed to customers over applicable fuel costs incurred) are generally deferred as current regulatory liabilities and under-recoveries (the excess of applicable fuel costs incurred over fuel revenues billed to customers) are generally deferred as current regulatory assets. These deferrals are amortized when refunded or when billed to customers in later months with the state regulatory commissions' review and approval. The amount of an over-recovery or under-recovery can also be affected by actions of the state regulatory commissions. On a routine basis, state regulatory commissions review and/or audit the Registrant Subsidiaries' fuel procurement policies and practices, the fuel cost calculations and FAC deferrals. When a fuel cost disallowance becomes probable, the Registrant Subsidiaries adjust their FAC deferrals and record provisions for estimated refunds to recognize these probable outcomes. Fuel cost over-recovery and under-recovery balances are classified as noncurrent when there is a phase-in plan or the FAC has been suspended or terminated.

Changes in fuel costs, including purchased power in Indiana and Michigan for I&M, in Ohio (beginning in 2012 through May 2015) for OPCo, in Arkansas, Louisiana and Texas for SWEPCo, in Oklahoma for PSO and in Virginia for APCo are reflected in rates in a timely manner through the FAC.

The FAC generally includes some sharing of off-system sales.

A portion of profits from off-system sales are given to customers through the FAC and other rate mechanisms in Oklahoma for PSO, Arkansas, Louisiana and Texas for SWEPCo, Virginia for APCo and in Indiana and Michigan (all areas of Michigan beginning in December 2010) for I&M. Where the FAC or off-system sales sharing mechanism is capped, frozen or non-existent, changes in fuel costs or sharing of off-system sales impacted earnings.

Revenue Recognition

Regulatory Accounting

The financial statements of the Registrant Subsidiaries reflect the actions of regulators that can result in the recognition of revenues and expenses in different time periods than enterprises that are not rate-regulated. Regulatory assets (deferred expenses) and regulatory liabilities (deferred revenue reductions or refunds) are recorded to reflect the economic effects of regulation in the same accounting period by matching expenses with their recovery through regulated revenues and by matching income with its passage to customers in cost-based regulated rates.

When regulatory assets are probable of recovery through regulated rates, the Registrant Subsidiaries record them as assets on the balance sheets. The Registrant Subsidiaries test for probability of recovery at each balance sheet date or whenever new events occur. Examples of new events include the issuance of a regulatory commission order or passage of new legislation. If it is determined that recovery of a regulatory asset is no longer probable, the Registrant Subsidiaries write off that regulatory asset as a charge against income.

Traditional Electricity Supply and Delivery Activities

The Registrant Subsidiaries recognize revenues from retail and wholesale electricity sales and electricity transmission and distribution delivery services. The Registrant Subsidiaries recognize the revenues on the statements of income upon delivery of the energy to the customer and include unbilled as well as billed amounts. In accordance with the applicable state commission regulatory treatment, PSO and SWEPCo do not record the fuel portion of unbilled revenue.

Most of the power produced at the generation plants of the AEP East companies is sold to PJM, the RTO operating in the east service territory. The AEP East companies purchase power from PJM to supply power to their customers. Generally, these power sales and purchases are reported on a net basis as revenues on the statements of income. However, purchases of power in excess of sales to PJM, on an hourly net basis, used to serve retail load are recorded gross as Purchased Electricity for Resale on the statements of income. Other RTOs in which the Registrant Subsidiaries participate do not function in the same manner as PJM. They function as balancing organizations and not as exchanges.

Physical energy purchases arising from non-derivative contracts are accounted for on a gross basis in Purchased Electricity for Resale on the statements of income. Energy purchases arising from non-trading derivative contracts are recorded based on the transaction's economic substance. Purchases under non-trading derivatives used to serve accrual based obligations are recorded in Purchased Electricity for Resale on the statements of income. All other non-trading derivative purchases are recorded net in revenues.

In general, the Registrant Subsidiaries record expenses when purchased electricity is received and when expenses are incurred, with the exception of certain power purchase contracts that are derivatives and accounted for using MTM accounting where generation/supply rates are not cost-based regulated, such as in Ohio for OPCo and until April 2009 in Texas for SWEPCo. In jurisdictions where the generation/supply business is subject to cost-based regulation, the unrealized MTM amounts are deferred as regulatory assets (for losses) and regulatory liabilities (for gains).

Energy Marketing and Risk Management Activities

AEPSC, on behalf of the Registrant Subsidiaries, engages in wholesale electricity, coal, natural gas and emission allowances marketing and risk management activities focused on wholesale markets where the AEP System owns assets and adjacent markets. These activities include the purchase and sale of energy under forward contracts at fixed and variable prices and the buying and selling of financial energy contracts which include exchange traded futures and options, as well as OTC options and swaps. Certain energy marketing and risk management transactions are with RTOs.

The Registrant Subsidiaries recognize revenues and expenses from wholesale marketing and risk management transactions that are not derivatives upon delivery of the commodity. The Registrant Subsidiaries use MTM accounting for wholesale marketing and risk management transactions that are derivatives unless the derivative is designated in a qualifying cash flow hedge relationship or a normal purchase or sale. The Registrant Subsidiaries include realized gains and losses on wholesale marketing and risk management transactions in revenues on a net basis.

For APCo, I&M, PSO and SWEPCo, who are subject to cost-based regulation, the unrealized MTM amounts and some realized gains and losses are deferred as regulatory assets (for losses) and regulatory liabilities (for gains). Unrealized MTM gains and losses are included on the balance sheets as Risk Management Assets or Liabilities as appropriate.

Certain qualifying wholesale marketing and risk management derivatives transactions are designated as hedges of variability in future cash flows as a result of forecasted transactions (cash flow hedge). The Registrant Subsidiaries initially record the effective portion of the cash flow hedge's gain or loss as a component of AOCI. When the forecasted transaction is realized and affects net income, the Registrant Subsidiaries subsequently reclassify the gain or loss on the hedge from AOCI into revenues or expenses within the same financial statement line item as the forecasted transaction on their statements of income.

APCo, I&M, PSO, and SWEPCo, who are subject to cost-based regulation, defer the ineffective portion as regulatory assets (for losses) and regulatory liabilities (for gains). See “Accounting for Cash Flow Hedging Strategies” section of Note 9.

Maintenance

The Registrant Subsidiaries expense maintenance costs as incurred. If it becomes probable that the Registrant Subsidiaries will recover specifically-incurred costs through future rates, a regulatory asset is established to match the expensing of those maintenance costs with their recovery in cost-based regulated revenues. In certain regulatory jurisdictions, the Registrant Subsidiaries defer costs above the level included in base rates and amortize those deferrals commensurate with recovery through rate riders.

Income Taxes and Investment Tax Credits

The Registrant Subsidiaries use the liability method of accounting for income taxes. Under the liability method, deferred income taxes are provided for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence.

When the flow-through method of accounting for temporary differences is reflected in regulated revenues (that is, when deferred taxes are not included in the cost of service for determining regulated rates for electricity), deferred income taxes are recorded and related regulatory assets and liabilities are established to match the regulated revenues and tax expense.

Investment tax credits are accounted for under the flow-through method except where regulatory commissions have reflected investment tax credits in the rate-making process on a deferral basis. Investment tax credits that have been deferred are amortized over the life of the plant investment.

The Registrant Subsidiaries account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.” The Registrant Subsidiaries classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation.

Excise Taxes

As agents for some state and local governments, the Registrant Subsidiaries collect from customers certain excise taxes levied by those state or local governments on customers. The Registrant Subsidiaries do not record these taxes as revenue or expense.

Debt

Gains and losses from the reacquisition of debt used to finance regulated electric utility plants are deferred and amortized over the remaining term of the reacquired debt in accordance with their rate-making treatment unless the debt is refinanced. If the reacquired debt associated with the regulated business is refinanced, the reacquisition costs attributable to the portions of the business that are subject to cost-based regulatory accounting are generally deferred and amortized over the term of the replacement debt consistent with its recovery in rates. Some jurisdictions require that these costs be expensed upon reacquisition. The Registrant Subsidiaries report gains and losses on the reacquisition of debt for operations that are not subject to cost-based rate regulation in Interest Expense.

Debt discount or premium and debt issuance expenses are deferred and amortized generally utilizing the straight-line method over the term of the related debt. The straight-line method approximates the effective interest method and is consistent with the treatment in rates for regulated operations. The net amortization expense is included in Interest Expense.

Investments Held in Trust for Future Liabilities

AEP has several trust funds with significant investments intended to provide for future payments of pension and OPEB benefits, nuclear decommissioning and spent nuclear fuel disposal. All of the trust funds' investments are diversified and managed in compliance with all laws and regulations. The investment strategy for trust funds is to use a diversified portfolio of investments to achieve an acceptable rate of return while managing the interest rate sensitivity of the assets relative to the associated liabilities. To minimize investment risk, the trust funds are broadly diversified among classes of assets, investment strategies and investment managers. Management regularly reviews the actual asset allocations and periodically rebalances the investments to targeted allocations when appropriate. Investment policies and guidelines allow investment managers in approved strategies to use financial derivatives to obtain or manage market exposures and to hedge assets and liabilities. The investments are reported at fair value under the “Fair Value Measurements and Disclosures” accounting guidance.

Benefit Plans

All benefit plan assets are invested in accordance with each plan's investment policy. The investment policy outlines the investment objectives, strategies and target asset allocations by plan.

The investment philosophies for AEP's benefit plans support the allocation of assets to minimize risks and optimize net returns. Strategies used include:

  Maintaining a long-term investment horizon.
  Diversifying assets to help control volatility of returns at acceptable levels.
  Managing fees, transaction costs and tax liabilities to maximize investment earnings.
  Using active management of investments where appropriate risk/return opportunities exist.
  Keeping portfolio structure style-neutral to limit volatility compared to applicable benchmarks.
  Using alternative asset classes such as real estate and private equity to maximize return and provide additional portfolio diversification.

The investment policy for the pension fund allocates assets based on the funded status of the pension plan. The objective of the asset allocation policy is to reduce the investment volatility of the plan over time. Generally, more of the investment mix will be allocated to fixed income investments as the plan becomes better funded. Assets will be transferred away from equity investments into fixed income investments based on the market value of plan assets compared to the plan's projected benefit obligation. The current target asset allocations are as follows:

The investment policy for each benefit plan contains various investment limitations. The investment policies establish concentration limits for securities. Investment policies prohibit the benefit trust funds from purchasing securities issued by AEP (with the exception of proportionate and immaterial holdings of AEP securities in passive index strategies). However, the investment policies do not preclude the benefit trust funds from receiving contributions in the form of AEP securities, provided that the AEP securities acquired by each plan may not exceed the limitations imposed by law. Each investment manager's portfolio is compared to a diversified benchmark index.

For equity investments, the limits are as follows:

  No security in excess of 5% of all equities.
  Cash equivalents must be less than 10% of an investment manager's equity portfolio.
  No individual stock may be more than 10% of each manager's equity portfolio.
  No investment in excess of 5% of an outstanding class of any company.
  No securities may be bought or sold on margin or other use of leverage.

For fixed income investments, the concentration limits must not exceed:

  3% in one issuer
  5% private placements
  5% convertible securities
  60% for bonds rated AA+ or lower
  50% for bonds rated A+ or lower
  10% for bonds rated BBB- or lower

For obligations of non-government issuers, the following limitations apply:

  AAA rated debt: a single issuer should account for no more than 5% of the portfolio.
  AA+, AA, AA- rated debt: a single issuer should account for no more than 3% of the portfolio.
  Debt rated A+ or lower: a single issuer should account for no more than 2% of the portfolio.
  No more than 10% of the portfolio may be invested in high yield and emerging market debt combined at any time.

A portion of the pension assets is invested in real estate funds to provide diversification, add return and hedge against inflation. Real estate properties are illiquid, difficult to value and not actively traded. The pension plan uses external real estate investment managers to invest in commingled funds that hold real estate properties. To mitigate investment risk in the real estate portfolio, commingled real estate funds are used to ensure that holdings are diversified by region, property type and risk classification. Real estate holdings include core, value-added and development risk classifications and some investments in Real Estate Investment Trusts (REITs), which are publicly traded real estate securities classified as Level 1.

A portion of the pension assets is invested in private equity. Private equity investments add return and provide diversification and typically require a long-term time horizon to evaluate investment performance. Private equity is classified as an alternative investment because it is illiquid, difficult to value and not actively traded. The pension plan uses limited partnerships and commingled funds to invest across the private equity investment spectrum. The private equity holdings are with eleven general partners who help monitor the investments and provide investment selection expertise. The holdings are currently comprised of venture capital, buyout and hybrid debt and equity investment instruments. Commingled private equity funds are used to enhance the holdings' diversity.

AEP participates in a securities lending program with BNY Mellon to provide incremental income on idle assets and to provide income to offset custody fees and other administrative expenses. AEP lends securities to borrowers approved by BNY Mellon in exchange for cash collateral. All loans are collateralized by at least 102% of the loaned asset's market value and the cash collateral is invested. The difference between the rebate owed to the borrower and the cash collateral rate of return determines the earnings on the loaned security. The securities lending program's objective is providing modest incremental income with a limited increase in risk.

Trust owned life insurance (TOLI) underwritten by The Prudential Insurance Company is held in the OPEB plan trusts. The strategy for holding life insurance contracts in the taxable Voluntary Employees' Beneficiary Association (VEBA) trust is to minimize taxes paid on the asset growth in the trust. Earnings on plan assets are tax-deferred within the TOLI contract and can be tax-free if held until claims are paid. Life insurance proceeds remain in the trust and are used to fund future retiree medical benefit liabilities. With consideration to other investments held in the trust, the cash value of the TOLI contracts is invested in two diversified funds. A portion is invested in a commingled fund with underlying investments in stocks that are actively traded on major international equity exchanges. The other portion of the TOLI cash value is invested in a diversified, commingled fixed income fund with underlying investments in government bonds, corporate bonds and asset-backed securities.

Cash and cash equivalents are held in each trust to provide liquidity and meet short-term cash needs. Cash equivalent funds are used to provide diversification and preserve principal. The underlying holdings in the cash funds are investment grade money market instruments including commercial paper, certificates of deposit, treasury bills and other types of investment grade short-term debt securities. The cash funds are valued each business day and provide daily liquidity.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity (net assets) of a business enterprise during a period from transactions and other events and circumstances from nonowner sources. It includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. Comprehensive income (loss) has two components: net income (loss) and other comprehensive income (loss).

Accumulated Other Comprehensive Income (Loss) (AOCI)

AOCI is included on the balance sheets in the equity section. Components of AOCI for the Registrant Subsidiaries as of December 31, 2011 and 2010 are shown in the following table:

	December 31,
	2011	2010
	(in thousands)
Cash Flow Hedges, Net of Tax
APCo	$(285)	$(56)
I&M	(15,284)	(8,685)
OPCo	7,706	10,449
PSO	7,149	8,494
SWEPCo	(15,524)	(4,190)

Amortization of Pension and OPEB Deferred Costs, Net of Tax
APCo	$15,521	$12,412
I&M	3,088	2,140
OPCo	32,977	22,031
SWEPCo	4,113	3,602

Pension and OPEB Funded Status, Net of Tax
APCo	$(73,779)	$(60,379)
I&M	(16,025)	(14,344)
OPCo	(238,405)	(212,635)
SWEPCo	(15,404)	(11,903)

Earnings Per Share (EPS)

The Registrant Subsidiaries are wholly-owned subsidiaries of AEP. Therefore, none are required to report EPS.

New Accounting Pronouncements and Extraordinary Item	12 Months Ended
Dec. 31, 2011
New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
New Accounting Pronouncements and Extraordinary Items

2. NEW ACCOUNTING PRONOUNCEMENTS AND EXTRAORDINARY ITEMS

NEW ACCOUNTING PRONOUNCEMENTS

We review the new accounting literature to determine its relevance, if any, to our business. The following represents a summary of final pronouncements that impact our financial statements.

Pronouncements Adopted During 2011

The following standards were adopted during 2011. Consequently, their impact is reflected in the financial statements. The following paragraphs discuss their impact.

ASU 2011-05 “Presentation of Comprehensive Income” (ASU 2011-05)

We adopted ASU 2011-05 effective for the 2011 Annual Report. The standard requires other comprehensive income be presented as part of a single continuous statement of comprehensive income or in a statement of other comprehensive income immediately following the statement of net income.

This standard requires retrospective application to all reporting periods presented in the financial statements. This standard changed the presentation of our financial statements but did not affect the calculation of net income, comprehensive income or earnings per share. The FASB deferred the reclassification adjustment presentation provisions of ASU 2011-05 under the terms in ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income.”

EXTRAORDINARY ITEMS

TCC Texas Restructuring

In February 2006, the PUCT issued an order that denied recovery of capacity auction true-up amounts. Based on the February 2006 PUCT order, TCC recorded the disallowance as a $421 million ($273 million, net of tax) extraordinary loss in the December 31, 2005 financial statements. In July 2011, the Supreme Court of Texas reversed the PUCT's February 2006 disallowance of capacity auction true-up amounts and remanded for reconsideration the treatment of certain tax balances under normalization rules. Based upon the Supreme Court of Texas reversal of the PUCT's capacity auction true-up disallowance, TCC recorded a pretax gain of $421 million ($273 million, net of tax) in Extraordinary Items, Net of Tax on the statements of income in the third quarter of 2011.

Following a remand proceeding, the PUCT allowed TCC to retain contested tax balances in full satisfaction of its true-up proceeding, including carrying charges. Based upon the PUCT order, TCC recorded the reversal of regulatory credits of $65 million ($42 million, net of tax) and the reversal of $89 million of accumulated deferred investment tax credits ($58 million, net of tax) in Extraordinary Items, Net of Tax on the statements of income in the fourth quarter of 2011. See “Texas Restructuring” section of Note AEP_RM.

SWEPCo Texas Restructuring

In August 2006, the PUCT adopted a rule extending the delay in implementation of customer choice in SWEPCo's SPP area of Texas until no sooner than January 1, 2011. In May 2009, the governor of Texas signed a bill related to SWEPCo's SPP area of Texas that requires continued cost of service regulation until certain stages have been completed and approved by the PUCT such that fair competition is available to all Texas retail customer classes. Based upon the signing of the bill, SWEPCo re-applied “Regulated Operations” accounting guidance for the generation portion of SWEPCo's Texas retail jurisdiction effective second quarter of 2009. Management believes that a return to competition in the SPP area of Texas will not occur. The reapplication of “Regulated Operations” accounting guidance resulted in an $8 million ($5 million, net of tax) extraordinary loss.

Appalachian Power Co [Member]
New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
New Accounting Pronouncements and Extraordinary Items

2. NEW ACCOUNTING PRONOUNCEMENTS AND EXTRAORDINARY ITEM

NEW ACCOUNTING PRONOUNCEMENTS

Management reviews the new accounting literature to determine its relevance, if any, to the Registrant Subsidiaries' business. The following represents a summary of final pronouncements that impact the financial statements.

Pronouncements Adopted in 2011

The following standards were adopted during 2011. Consequently, the financial statements reflect their impact. The following paragraphs discuss their impact.

ASU 2011-05 “Presentation of Comprehensive Income” (ASU 2011-05)

The Registrant Subsidiaries adopted ASU 2011-05 effective for the 2011 Annual Report. The standard requires other comprehensive income be presented as part of a single continuous statement of comprehensive income or in a statement of other comprehensive income immediately following the statement of net income.

This standard requires retrospective application to all reporting periods presented in the financial statements. This standard changed the presentation of the financial statements but did not affect the calculation of net income or comprehensive income. The FASB deferred the reclassification adjustment presentation provisions of ASU 2011-05 under the terms in ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income.”

Indiana Michigan Power Co [Member]
New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
New Accounting Pronouncements and Extraordinary Items

2. NEW ACCOUNTING PRONOUNCEMENTS AND EXTRAORDINARY ITEM

NEW ACCOUNTING PRONOUNCEMENTS

Management reviews the new accounting literature to determine its relevance, if any, to the Registrant Subsidiaries' business. The following represents a summary of final pronouncements that impact the financial statements.

Pronouncements Adopted in 2011

The following standards were adopted during 2011. Consequently, the financial statements reflect their impact. The following paragraphs discuss their impact.

ASU 2011-05 “Presentation of Comprehensive Income” (ASU 2011-05)

The Registrant Subsidiaries adopted ASU 2011-05 effective for the 2011 Annual Report. The standard requires other comprehensive income be presented as part of a single continuous statement of comprehensive income or in a statement of other comprehensive income immediately following the statement of net income.

This standard requires retrospective application to all reporting periods presented in the financial statements. This standard changed the presentation of the financial statements but did not affect the calculation of net income or comprehensive income. The FASB deferred the reclassification adjustment presentation provisions of ASU 2011-05 under the terms in ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income.”

Ohio Power Co [Member]
New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
New Accounting Pronouncements and Extraordinary Items

2. NEW ACCOUNTING PRONOUNCEMENTS AND EXTRAORDINARY ITEM

NEW ACCOUNTING PRONOUNCEMENTS

Management reviews the new accounting literature to determine its relevance, if any, to the Registrant Subsidiaries' business. The following represents a summary of final pronouncements that impact the financial statements.

Pronouncements Adopted in 2011

The following standards were adopted during 2011. Consequently, the financial statements reflect their impact. The following paragraphs discuss their impact.

ASU 2011-05 “Presentation of Comprehensive Income” (ASU 2011-05)

The Registrant Subsidiaries adopted ASU 2011-05 effective for the 2011 Annual Report. The standard requires other comprehensive income be presented as part of a single continuous statement of comprehensive income or in a statement of other comprehensive income immediately following the statement of net income.

This standard requires retrospective application to all reporting periods presented in the financial statements. This standard changed the presentation of the financial statements but did not affect the calculation of net income or comprehensive income. The FASB deferred the reclassification adjustment presentation provisions of ASU 2011-05 under the terms in ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income.”

Public Service Co Of Oklahoma [Member]
New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
New Accounting Pronouncements and Extraordinary Items

2. NEW ACCOUNTING PRONOUNCEMENTS AND EXTRAORDINARY ITEM

NEW ACCOUNTING PRONOUNCEMENTS

Management reviews the new accounting literature to determine its relevance, if any, to the Registrant Subsidiaries' business. The following represents a summary of final pronouncements that impact the financial statements.

Pronouncements Adopted in 2011

The following standards were adopted during 2011. Consequently, the financial statements reflect their impact. The following paragraphs discuss their impact.

ASU 2011-05 “Presentation of Comprehensive Income” (ASU 2011-05)

The Registrant Subsidiaries adopted ASU 2011-05 effective for the 2011 Annual Report. The standard requires other comprehensive income be presented as part of a single continuous statement of comprehensive income or in a statement of other comprehensive income immediately following the statement of net income.

This standard requires retrospective application to all reporting periods presented in the financial statements. This standard changed the presentation of the financial statements but did not affect the calculation of net income or comprehensive income. The FASB deferred the reclassification adjustment presentation provisions of ASU 2011-05 under the terms in ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income.”

Southwestern Electric Power Co [Member]
New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
New Accounting Pronouncements and Extraordinary Items

2. NEW ACCOUNTING PRONOUNCEMENTS AND EXTRAORDINARY ITEM

NEW ACCOUNTING PRONOUNCEMENTS

Management reviews the new accounting literature to determine its relevance, if any, to the Registrant Subsidiaries' business. The following represents a summary of final pronouncements that impact the financial statements.

Pronouncements Adopted in 2011

The following standards were adopted during 2011. Consequently, the financial statements reflect their impact. The following paragraphs discuss their impact.

ASU 2011-05 “Presentation of Comprehensive Income” (ASU 2011-05)

The Registrant Subsidiaries adopted ASU 2011-05 effective for the 2011 Annual Report. The standard requires other comprehensive income be presented as part of a single continuous statement of comprehensive income or in a statement of other comprehensive income immediately following the statement of net income.

This standard requires retrospective application to all reporting periods presented in the financial statements. This standard changed the presentation of the financial statements but did not affect the calculation of net income or comprehensive income. The FASB deferred the reclassification adjustment presentation provisions of ASU 2011-05 under the terms in ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income.”

EXTRAORDINARY ITEM

SWEPCo Texas Restructuring

In August 2006, the PUCT adopted a rule extending the delay in implementation of customer choice in SWEPCo's SPP area of Texas until no sooner than January 1, 2011. In May 2009, the governor of Texas signed a bill related to SWEPCo's SPP area of Texas that requires continued cost of service regulation until certain stages have been completed and approved by the PUCT such that fair competition is available to all Texas retail customer classes. Based upon the signing of the bill, SWEPCo re-applied “Regulated Operations” accounting guidance for the generation portion of SWEPCo's Texas retail jurisdiction effective second quarter of 2009. Management believes that a switch to competition in the SPP area of Texas will not occur. The reapplication of “Regulated Operations” accounting guidance resulted in an $8 million ($5 million, net of tax) extraordinary loss.

Rate Matters	12 Months Ended
Dec. 31, 2011
Rate Matters [Abstract]
Rate Matters

3. RATE MATTERS

Our subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions. Rate matters can have a material impact on net income, cash flows and possibly financial condition. Our recent significant rate orders and pending rate filings are addressed in this note.

OPCo Rate Matters

Ohio Electric Security Plan Filing

2009 – 2011 ESP

The PUCO issued an order in March 2009 that modified and approved the ESP which established rates at the start of the April 2009 billing cycle through 2011. OPCo collected the 2009 annualized revenue increase over the last nine months of 2009. The order also provided a phase-in FAC, which was authorized to be recovered through a non-bypassable surcharge over the period 2012 through 2018 or until securitized. The net FAC deferral as of December 31, 2011 was $521 million, excluding unrecognized equity carrying costs. Collection of the FAC began in January 2012. If OPCo is not ultimately permitted to fully recover its FAC deferral, it would reduce future net income and cash flows and impact financial condition. The PUCO's March 2009 order was appealed to the Supreme Court of Ohio, which issued an opinion and remanded certain issues back to the PUCO.

In October 2011, the PUCO issued an order in the remand proceeding. The order required OPCo to cease POLR billings and apply POLR collections since June 2011 first to the FAC deferral with any remaining balance to be credited to OPCo's customers in November and December 2011. As a result, OPCo recorded a pretax write-off of $47 million on the statement of income related to POLR for the period June 2011 through October 2011. OPCo ceased collection of POLR billings in November 2011. The PUCO order also agreed with OPCo's position that the ESP statute provided a legal basis for reflecting an environmental carrying charge in OPCo's base generation rates. In addition, the PUCO rejected the intervenors' proposed adjustments to the FAC deferral balance for POLR charges and environmental carrying charges for the period from April 2009 through May 2011. In February 2012, the Ohio Consumers' Counsel (OCC) and the Industrial Energy Users-Ohio (IEU) filed appeals with the Supreme Court of Ohio challenging various issues, including the PUCO's refusal to order retrospective relief concerning the POLR charges collected during 2009 – 2011 and various aspects of the approved environmental carrying charge, which if ordered could total up to $698 million, excluding carrying costs.

In January 2011, the PUCO issued an order on the 2009 Significantly Excessive Earnings Test (SEET) filing and determined that 2009 earnings exceeded the PUCO determined threshold by 2.13%. As a result, the PUCO ordered a $43 million refund of pretax earnings to customers, which was recorded in OPCo's 2010 statement of income. The PUCO ordered that the significantly excessive earnings be applied first to the FAC deferral, as of the date of the order, with any remaining balance to be credited to customers on a per kilowatt basis. That credit began with the first billing cycle in February 2011 and continued through December 2011. In May 2011, the IEU and the Ohio Energy Group (OEG) filed appeals with the Supreme Court of Ohio challenging the PUCO's SEET decision. The OEG's appeal seeks the inclusion of off-system sales (OSS) in the calculation of SEET, which, if ordered, could require an additional refund of $22 million based on the PUCO approved SEET calculation. The IEU's appeal also sought the inclusion of OSS as well as other items in the determination of SEET, but did not quantify the amount. Management is unable to predict the outcome of the appeals. If the Supreme Court of Ohio ultimately determines that additional amounts should be refunded, it could reduce future net income and cash flows and impact financial condition.

In July 2011, OPCo filed its 2010 SEET filing with the PUCO based upon the approach in the PUCO's 2009 order. Subsequent testimony and legal briefs from intervenors recommended a refund of up to $62 million of 2010 earnings, which included OSS in the SEET calculation. In December 2011, the PUCO staff filed testimony that recommended a $23 million refund of 2010 earnings. In the fourth quarter of 2011, OPCo provided a reserve based upon management's estimate of the probable amount for a PUCO ordered SEET refund.

OPCo is required to file its 2011 SEET filing with the PUCO in 2012. Management does not currently believe that there are significantly excessive earnings in 2011. Management is unable to predict the outcome of the unresolved litigation discussed above. If these proceedings, including future SEET filings, result in adverse rulings, it could reduce future net income and cash flows and impact financial condition.

January 2012 – May 2016 ESP

In January 2011, OPCo filed an application with the PUCO to approve a new ESP that includes a standard service offer (SSO) pricing for generation. The filed ESP also included alternative energy resource requirements and addressed provisions regarding distribution service, energy efficiency requirements, economic development, job retention in Ohio, generation resources and other matters.

In December 2011, a modified stipulation was approved by the PUCO which involved various issues pending before the PUCO. Various parties, including OPCo, filed requests for rehearing with the PUCO. In February 2012, the PUCO issued an entry on rehearing which rejected the modified stipulation and ordered a return to the 2011 ESP rates until a new rate plan is approved. Under the February 2012 rehearing order, OPCo has 30 days to notify the PUCO whether it plans to modify or withdraw its original application as filed in January 2011. Management is currently evaluating its options and the potential financial and operational impacts on OPCo.

2011 Ohio Distribution Base Rate Case

In February 2011, OPCo filed with the PUCO for an annual increase in distribution rates of $94 million based upon an 11.15% return on common equity to be effective January 2012. In December 2011, a stipulation was approved by the PUCO which provided for no change in distribution rates and a new rider for a $15 million annual credit to residential ratepayers due principally to the inclusion of the rate base distribution investment in the Distribution Investment Rider (DIR). See the “January 2012 – May 2016 ESP” section above. The stipulation also approved recovery of certain distribution regulatory assets of $173 million as of December 31, 2011, excluding $154 million of unrecognized equity carrying costs. These assets and unrecognized carrying costs will be recovered in a distribution asset recovery rider over seven years with an additional long term debt carrying charge, effective January 2012.

Due to the February 2012 PUCO ESP entry on rehearing which rejected the modified stipulation for a new ESP, collection of the DIR terminated. OPCo has the right to withdraw from the stipulation in the distribution base rate case. Management is currently evaluating all its options. If OPCo is not ultimately permitted to fully recover its costs and deferrals, it would reduce future net income and cash flows and impact financial condition.

Sporn Unit 5

In October 2010, OPCo filed an application with the PUCO for the approval of a December 2010 closure of Sporn Unit 5 and the simultaneous establishment of a new non-bypassable distribution rider outside the rate caps established in the 2009 – 2011 ESP proceeding.

In the third quarter of 2011, management decided to no longer offer the output of Sporn Unit 5 into the PJM market. Sporn Unit 5 is not expected to operate in the future, resulting in the removal of Sporn Unit 5 from the AEP Power Pool. As a result, in the third quarter of 2011, OPCo recorded a pretax write-off of $48 million in Asset Impairments and Other Related Charges on the statement of income. In January 2012, the PUCO issued an order which denied recovery of a new non-bypassable distribution rider and declined to exercise jurisdiction over the closure of Sporn Unit 5.

2009 Fuel Adjustment Clause Audit

As required under the ESP orders, the PUCO selected an outside consultant to conduct the audit of the FAC for OPCo for the period of January 2009 through December 2009. In May 2010, the outside consultant provided its confidential audit report to the PUCO. The audit report included a recommendation that the PUCO review whether any proceeds from a 2008 coal contract settlement agreement which totaled $72 million should reduce OPCo's FAC under-recovery balance. Of the total proceeds, approximately $58 million was recognized as a reduction to fuel expense prior to 2009 and $14 million was recognized as a reduction to fuel expense in 2009 and 2010, of which approximately $7 million was the retail jurisdictional share which reduced the FAC deferral in 2009 and 2010.

In January 2012, the PUCO ordered that the remaining $65 million in proceeds from the 2008 coal contract settlement be applied against OPCo's under-recovered fuel balance pending a PUCO decision in OPCo's February 2012 rehearing request. OPCo's rehearing request stated that no additional gain should be credited to the FAC or at most only the retail share of the $58 million gain be applied to the FAC, which approximated $30 million. Further, the January 2012 PUCO order stated that a consultant be hired to review the coal reserve valuation and recommend whether any additional value should benefit ratepayers. Management is unable to predict the outcome of the consultant's recommendation. If the PUCO ultimately determines that additional amounts related to the coal reserve valuation should benefit ratepayers, it could reduce future net income and cash flows and impact financial condition.

2010 Fuel Adjustment Clause Audit

In May 2011, the PUCO-selected outside consultant issued its results of the 2010 FAC audit for OPCo. The audit report included a recommendation that the PUCO reexamine the carrying costs on the deferred FAC balance and determine whether the carrying costs on the balance should be net of accumulated income taxes. As of December 31, 2011, the amount of OPCo's carrying costs that could potentially be at risk is estimated to be $15 million, excluding $17 million of unrecognized equity carrying costs. A decision from the PUCO is pending. Management is unable to predict the outcome of this proceeding. If the PUCO order results in a reduction in the carrying charges related to the FAC deferrals, it would reduce future net income and cash flows and impact financial condition.

Ormet Interim Arrangement

OPCo and Ormet, a large aluminum company, filed an application with the PUCO for approval of an interim arrangement governing the provision of generation service to Ormet. This interim arrangement was approved by the PUCO and was effective from January 2009 through September 2009. In March 2009, the PUCO approved a FAC in the ESP filing and the FAC aspect of the ESP order was upheld by the Supreme Court of Ohio. The approval of the FAC as part of the ESP, together with the PUCO approval of the interim arrangement, provided the basis to record a regulatory asset for the difference between the approved market price and the rate paid by Ormet. Through September 2009, the last month of the interim arrangement, OPCo had $64 million of deferred FAC costs related to the interim arrangement, excluding $2 million of unrecognized equity carrying costs. In November 2009, OPCo requested that the PUCO approve recovery of the deferral under the interim agreement plus a weighted average cost of capital carrying charge. The interim arrangement deferral is included in OPCo's FAC phase-in deferral balance. In the ESP proceeding, intervenors requested that OPCo be required to refund the Ormet-related regulatory asset and requested that the PUCO prevent OPCo from collecting the Ormet-related revenues in the future. The PUCO did not take any action on this request in the 2009-2011 ESP proceeding. The intervenors raised the issue again in response to OPCo's November 2009 filing to approve recovery of the deferral under the interim agreement and this issue remains pending before the PUCO. If OPCo is not ultimately permitted to fully recover its requested deferrals under the interim arrangement, it would reduce future net income and cash flows and impact financial condition.

Economic Development Rider

In April 2010, the Industrial Energy Users-Ohio (IEU) filed a notice of appeal of the 2009 PUCO-approved Economic Development Rider (EDR) with the Supreme Court of Ohio. The EDR collects from ratepayers the difference between the standard tariff and lower contract billings to qualifying industrial customers, subject to PUCO approval. In June 2011, the Supreme Court of Ohio affirmed the PUCO's decision and dismissed the IEU's appeal.

In June 2010, the IEU filed a notice of appeal of the 2010 PUCO-approved EDR with the Supreme Court of Ohio raising the same issues as in the 2009 EDR appeal. In addition, the IEU added a claim that OPCo should not be able to take the benefits of the higher ESP rates while simultaneously challenging the ESP orders. In June 2011, the IEU voluntarily dismissed the 2010 EDR appeal issues that were the same issues dismissed by the Supreme Court of Ohio in its 2009 EDR appeal referenced above. In August 2011, the Supreme Court of Ohio affirmed the PUCO's decision on the remaining issues.

Ohio IGCC Plant

In March 2005, OPCo filed an application with the PUCO seeking authority to recover costs of building and operating an IGCC power plant. Through December 31, 2011, OPCo has collected $24 million in pre-construction costs authorized in a June 2006 PUCO order and has incurred pre-construction costs. Intervenors have filed motions with the PUCO requesting all collected pre-construction costs be refunded to Ohio ratepayers with interest.

Management cannot predict the outcome of any cost recovery litigation concerning the Ohio IGCC plant or what effect, if any, such litigation would have on future net income and cash flows. However, if OPCo is required to refund pre-construction costs collected, it could reduce future net income and cash flows and impact financial condition.

SWEPCo Rate Matters

Turk Plant

SWEPCo is currently constructing the Turk Plant, a new base load 600 MW pulverized coal ultra-supercritical generating unit in Arkansas, which is expected to be in service in the fourth quarter of 2012. SWEPCo owns 73% (440 MW) of the Turk Plant and will operate the completed facility. The Turk Plant is currently estimated to cost $1.8 billion, excluding AFUDC, plus an additional $122 million for transmission, excluding AFUDC. SWEPCo's share is currently estimated to cost $1.3 billion, excluding AFUDC, plus the additional $122 million for transmission, excluding AFUDC. As of December 31, 2011, excluding costs attributable to its joint owners and a provision for a Texas capital costs cap, SWEPCo has capitalized approximately $1.4 billion of expenditures (including AFUDC and capitalized interest of $220 million and related transmission costs of $104 million). As of December 31, 2011, the joint owners and SWEPCo have contractual construction obligations of approximately $125 million (including related transmission costs of $8 million). SWEPCo's share of the contractual construction obligations is $94 million.

The APSC granted approval for SWEPCo to build the Turk Plant by issuing a Certificate of Environmental Compatibility and Public Need (CECPN) for the 88 MW SWEPCo Arkansas jurisdictional share of the Turk Plant. Following an appeal by certain intervenors, the Arkansas Supreme Court issued a decision that reversed the APSC's grant of the CECPN. SWEPCo filed a notice with the APSC of its intent to proceed with construction of the Turk Plant but that SWEPCo no longer intends to pursue a CECPN to seek recovery of the originally approved 88 MW portion of Turk Plant costs in Arkansas retail rates.

The PUCT issued an order approving a Certificate of Convenience and Necessity (CCN) for the Turk Plant with the following conditions: (a) a cap on the recovery of jurisdictional capital costs for the Turk Plant based on the previously estimated $1.522 billion projected construction cost, excluding AFUDC and related transmission costs, (b) a cap on recovery of annual CO2 emission costs at $28 per ton through the year 2030 and (c) a requirement to hold Texas ratepayers financially harmless from any adverse impact related to the Turk Plant not being fully subscribed to by other utilities or wholesale customers. SWEPCo appealed the PUCT's order contending the two cost cap restrictions are unlawful. The Texas Industrial Energy Consumers filed an appeal contending that the PUCT's grant of a conditional CCN for the Turk Plant should be revoked because the Turk Plant is unnecessary to serve retail customers. In February 2010, the Texas District Court affirmed the PUCT's order in all respects. In March 2010, SWEPCo and the Texas Industrial Energy Consumers appealed this decision to the Texas Court of Appeals. In November 2011, the Texas Court of Appeals affirmed the PUCT's order in all respects. As a result, in the fourth quarter of 2011, SWEPCo recorded a pretax write-off of $49 million in Asset Impairments and Other Related Charges on the statement of income related to the estimated excess of the Texas jurisdictional portion of the Turk Plant above the Texas jurisdictional capital costs cap. In December 2011, SWEPCo and the Texas Industrial Energy Consumers filed motions for rehearing at the Texas Court of Appeals which were denied in January 2012. SWEPCo intends to seek review of the Texas Court of Appeals decision at the Supreme Court of Texas.

Several parties, including the Hempstead County Hunting Club, the Sierra Club and the National Audubon Society had challenged the air permit, the wastewater discharge permit and the wetlands permit that were issued for the Turk Plant. Those parties also sought a temporary restraining order and preliminary injunction to stop construction of the Turk Plant. The motion for preliminary injunction was partially granted in 2010. In 2011, SWEPCo entered into settlement agreements with these parties which resolved all outstanding issues related to the permits and the APSC's grant of a CECPN. The parties dismissed all pending permit and CECPN challenges at the APSC, other administrative agencies and the courts.

If SWEPCo cannot recover all of its investment and expenses related to the Turk Plant, it would materially reduce future net income and cash flows and materially impact financial condition.

Texas Turk Plant Rate Plan

In August 2011, SWEPCo requested approval of a plan from the PUCT for including the Turk Plant investment in Texas retail rates. SWEPCo's application was dismissed in December 2011. The PUCT stated that, as a matter of policy, the PUCT would not order a return on CWIP outside of a full base rate case proceeding. SWEPCo intends to file a full base rate case in 2012 with a proposed rate increase closely aligned with the commercial operation date of the Turk Plant.

TCC Rate Matters

TEXAS RESTRUCTURING

Texas Restructuring Appeals

Pursuant to PUCT restructuring orders, TCC securitized net recoverable stranded generation costs of $2.5 billion and is recovering the principal and interest on the securitization bonds through the end of 2020. TCC also refunded other net true-up regulatory liabilities of $375 million during the period October 2006 through June 2008 via a CTC credit rate rider under PUCT restructuring orders. TCC and intervenors appealed the PUCT's true-up related orders. After rulings from the Texas District Court and the Texas Court of Appeals, TCC, the PUCT and intervenors filed petitions for review with the Supreme Court of Texas. In July 2011, the Supreme Court of Texas issued its opinion reversing the PUCT's 2006 order denying recovery of capacity auction true-up amounts and remanding for reconsideration the treatment of certain tax balances under normalization rules. In December 2011, the PUCT approved an unopposed stipulation allowing TCC to recover $800 million, including carrying charges, and retain contested tax balances in full satisfaction of its true-up proceeding. The following actions resulted from these decisions:

  Based upon the Supreme Court of Texas' reversal of the PUCT's capacity auction true-up disallowance, TCC recorded $421 million of pretax income ($273 million, net of tax) in Extraordinary Items, Net of Tax on the statement of income in the third quarter of 2011.

  In 2011, TCC recorded $271 million in pretax Carrying Costs Income on the statement of income related to the debt component of carrying costs for the period from January 2002 through December 2011. This carrying costs income represents previously unrecorded earnings associated with restructuring in Texas since 2002. The total regulatory asset related to the capacity auction true-up as of December 31, 2011 was $692 million, excluding unrecognized equity carrying costs. TCC plans to continue to recognize debt carrying costs income until securitization occurs and plans to recognize equity carrying costs income as collected from customers over the life of the securitization.

  The PUCT allowed TCC to retain contested tax balances in full satisfaction of its true-up proceeding, including carrying charges. TCC recorded the reversal of regulatory credits of $65 million ($42 million, net of tax) in Extraordinary Items, Net of Tax on the statement of income in the fourth quarter of 2011. Also, in the fourth quarter of 2011, TCC recorded $52 million in pretax Carrying Costs Income on the statement of income. TCC also recorded the reversal of $89 million of accumulated deferred investment tax credits ($58 million, net of tax) in Extraordinary Items, Net of Tax on the statement of income in the fourth quarter of 2011. See the “TCC Deferred Investment Tax Credits and Excess Deferred Federal Income Taxes” section below.

  The Supreme Court of Texas reversed the Texas Court of Appeals' decision and found that the PUCT could adjust the net book value for what it determined to be commercially unreasonable conduct. This portion of the decision is unfavorable, but was already reflected in the financial statements.

  The Supreme Court of Texas affirmed the PUCT's finding that the sales price should be used to value TCC's nuclear generation. This portion of the decision is favorable, but this issue will have no impact on TCC's rate recovery as this was already reflected in the financial statements.

  The Supreme Court of Texas reversed the Texas Court of Appeals' decision and found it was appropriate for the PUCT to take into account previously refunded excess mitigation credits to affiliate retail electricity providers. This portion of the decision upheld the PUCT's decision.

  The PUCT decisions allowing recovery of construction work in progress balances and specifying the interest rate on stranded costs were upheld. These decisions are already reflected in the financial statements and were not addressed in the remand proceeding.

The approved stipulation resolved all remaining issues in these dockets. In December 2011, TCC filed an application with the PUCT for a financing order to recover the $800 million through the issuance of securitization bonds as permitted by Texas statutory provisions. In January 2012, the PUCT approved the request. TCC anticipates issuing the bonds in March 2012.

TCC Deferred Investment Tax Credits and Excess Deferred Federal Income Taxes

In 2006, the PUCT reduced recovery of the amount securitized by $103 million of tax benefits including associated carrying costs related to TCC's generation assets. In 2006, TCC obtained a private letter ruling from the IRS which confirmed that such a reduction was an IRS normalization violation. In 2008, the IRS issued final regulations, which supported the IRS's private letter ruling which would make the refunding of or the reduction of the amount securitized by such tax benefits a normalization violation. After the IRS issued its final regulations, the tax normalization issue was remanded to the PUCT for its consideration of additional evidence including the IRS regulations. In December 2011, the PUCT approved an unopposed stipulation allowing TCC to retain contested tax balances in full satisfaction of its true-up proceeding, including carrying charges, in final resolution of this issue. See the “Texas Restructuring Appeals” section above.

TCC Excess Earnings

In 2005, a Texas appellate court issued a decision finding that a PUCT order requiring TCC to refund to the Texas Retail Electric Providers excess earnings prior to and outside of the true-up process was unlawful under the Texas Restructuring Legislation. From 2002 to 2005, TCC refunded $55 million of excess earnings, including interest, under the overturned PUCT order. In the true-up proceeding, the PUCT adjusted stranded costs for TCC's payment of excess earnings under the PUCT order. However, the PUCT did not properly recognize TCC's payment of interest under the prior order, causing TCC to refund interest twice. The Supreme Court of Texas approved the PUCT treatment of these matters in the true-up case, noting that TCC could pursue its additional interest claim in further proceedings related to the excess earnings order. TCC agreed to dismiss its claims as part of the stipulation approved by the PUCT in the true-up proceeding. See the “Texas Restructuring Appeals” section above. The dismissal did not have any impact on TCC's rate recovery as this was already reflected in the financial statements.

APCo and WPCo Rate Matters

2011 Virginia Biennial Base Rate Case

In March 2011, APCo filed a generation and distribution base rate request with the Virginia SCC to increase annual base rates by $126 million based upon an 11.65% return on common equity. The return on common equity included a requested 0.5% renewable portfolio standards (RPS) incentive as allowed by law.

In November 2011, the Virginia SCC issued an order which approved a $55 million increase in generation and distribution base rates, effective February 2012, and a 10.9% return on common equity, which included a 0.5% RPS incentive. The $55 million increase included $39 million related to an increase in depreciation rates.

Rate Adjustment Clauses

In 2007, the Virginia law governing the regulation of electric utility service was amended to, among other items, provide for rate adjustment clauses (RACs) beginning in January 2009 for the timely and current recovery of costs of: (a) transmission services billed by an RTO, (b) demand side management and energy efficiency programs, (c) renewable energy programs, (d) environmental compliance projects and (e) new generation facilities, including major unit modifications. In accordance with Virginia law, APCo is deferring incremental environmental costs incurred after December 2008 and renewable energy costs incurred after December 2007 which are not being recovered in current revenues. As of December 31, 2011, APCo has deferred $24 million of environmental costs, excluding $6 million of unrecognized equity carrying costs, incurred from January 2009 through December 2010, $18 million of environmental costs, excluding $4 million of unrecognized equity carrying costs, incurred in 2011 and $44 million of renewable energy costs.

In March 2011, APCo filed for approval of an environmental RAC, a renewable energy program RAC and a generation RAC. The environmental RAC requested recovery of $77 million of incremental environmental compliance costs incurred from January 2009 through December 2010. The renewable energy program RAC requested recovery of $6 million for the incremental portion of deferred wind power costs for the Camp Grove and Fowler Ridge projects through December 2010. The generation RAC requested recovery of the Dresden Plant, which was placed into service in January 2012. With Virginia SCC approval, APCo purchased the Dresden Plant from AEGCo in August 2011 for $302 million.

In August 2011, a stipulation was filed with the Virginia SCC related to the generation RAC. The stipulation requested recovery of the Dresden Plant costs totaling up to $27 million annually, effective March 2012. In January 2012, the Virginia SCC issued an order which modified and approved the stipulation to allow APCo to recover $26 million annually, effective March 2012.

In November 2011, the Virginia SCC issued an order which approved recovery of $6 million for the incremental portion of deferred wind power costs for the Camp Grove and Fowler Ridge projects, effective February 2012. In addition, the order found that APCo can recover the non-incremental deferred wind power costs of $27 million as of December 31, 2011 through the FAC.

Also in November 2011, the Virginia SCC issued an order which approved environmental RAC recovery of $30 million to be collected over one year beginning in February 2012. The Virginia SCC denied recovery of certain environmental costs. As a result, in the fourth quarter of 2011, APCo recorded a pretax write-off of $31 million on the statement of income related to environmental compliance costs incurred from January 2009 through December 2010. In December 2011, APCo filed a notice of appeal with the Supreme Court of Virginia regarding the Virginia SCC's environmental RAC decision. If the Virginia SCC were to disallow a portion of APCo's deferred environmental compliance costs incurred since January 2011, it would reduce future net income and cash flows.

2010 West Virginia Base Rate Case

In May 2010, APCo and WPCo filed a request with the WVPSC to increase annual base rates by $156 million based upon an 11.75% return on common equity. In March 2011, the WVPSC modified and approved a settlement agreement which increased annual base rates by approximately $51 million based upon a 10% return on common equity, effective April 2011. The settlement agreement also resulted in a pretax write-off of a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility in March 2011. See “Mountaineer Carbon Capture and Storage Project” section below. In addition, the WVPSC allowed APCo to defer and amortize $18 million of previously expensed 2009 incremental storm expenses and allowed APCo and WPCo to defer and amortize $15 million of previously expensed costs related to the 2010 cost reduction initiatives, each over a period of seven years.

Mountaineer Carbon Capture and Storage Project

Product Validation Facility (PVF)

APCo and ALSTOM Power, Inc., an unrelated third party, jointly constructed a CO2 capture validation facility, which was placed into service in September 2009. APCo also constructed and owns the necessary facilities to store the CO2. In October 2009, APCo started injecting CO2 into the underground storage facilities. The injection of CO2 required the recording of an asset retirement obligation and an offsetting regulatory asset. In May 2011, the PVF ended operations.

In APCo's and WPCo's May 2010 West Virginia base rate filing, APCo and WPCo requested rate base treatment of the PVF, including recovery of the related asset retirement obligation regulatory asset amortization and accretion. In March 2011, a WVPSC order denied the request for rate base treatment of the PVF largely due to its experimental operation. The base rate order provided that should APCo construct a commercial scale carbon capture and sequestration (CCS) facility, only the West Virginia portion of the PVF costs, based on load sharing among certain AEP operating companies, may be considered used and useful plant in service and included in future rate base. See “2010 West Virginia Base Rate Case” section above. In 2011, APCo recorded a net pretax write-off of $14 million in Other Operation expense on the statement of income related to the write-off of a portion of the West Virginia jurisdictional share of the PVF offset by an asset retirement obligation adjustment. As of December 31, 2011, APCo has recorded $14 million in Regulatory Assets on the balance sheet related to the PVF. If APCo cannot recover its remaining PVF investment and related accretion expenses, it would reduce future net income and cash flows.

Carbon Capture and Sequestration Project with the Department of Energy (DOE) (Commercial Scale Project)

During 2010, AEPSC, on behalf of APCo, began the project definition stage for the potential construction of a new commercial scale CCS facility at the Mountaineer Plant. The DOE agreed to fund 50% of allowable costs incurred for the CCS facility up to a maximum of $334 million. A Front-End Engineering and Design (FEED) study was completed during the third quarter of 2011. Management postponed any further CCS project activities because of the uncertainty about the regulation of CO2. In June 2011, the FEED study costs were allocated among the AEP East companies, PSO and SWEPCo based on eligible plants that could potentially benefit from the carbon capture. As of December 31, 2011, APCo has incurred $34 million in total project costs and has received $20 million of DOE and other eligible funding resulting in $14 million of net costs, of which $8 million was written off. The remaining $6 million in net costs are recorded in Regulatory Assets on the balance sheet. If the costs of the CCS project cannot be recovered, it would reduce future net income and cash flows.

APCo's Filings for an IGCC Plant

Through December 31, 2011, APCo deferred for future recovery pre-construction IGCC costs of approximately $9 million applicable to its West Virginia jurisdiction, approximately $2 million applicable to its FERC jurisdiction and approximately $9 million applicable to its Virginia jurisdiction. APCo will not start construction of the IGCC plant until sufficient assurance of full cost recovery exists in Virginia and West Virginia. If the plant is cancelled, APCo plans to seek recovery of its prudently incurred deferred pre-construction costs. If the costs are not recoverable, it would reduce future net income and cash flows and impact financial condition.

APCo's and WPCo's Expanded Net Energy Charge (ENEC) Filing

In September 2009, the WVPSC issued an order approving APCo's and WPCo's March 2009 ENEC request. The approved order provided for recovery of an under-recovered balance plus a projected increase in ENEC costs over a four-year phase-in period with an overall increase of $355 million and a first-year increase of $124 million, effective October 2009.

In June 2010, the WVPSC approved a settlement agreement for $96 million, including $10 million of construction surcharges related to APCo's and WPCo's second year ENEC increase. The settlement agreement allows APCo to accrue a weighted average cost of a capital carrying charge on the excess under-recovery balance due to the ENEC phase-in as adjusted for the impacts of accumulated deferred income taxes. The new rates became effective in July 2010.

In June 2011, the WVPSC issued an order approving a $98 million annual increase including $8 million of construction surcharges and $8 million of carrying charges related to APCo's and WPCo's third year ENEC increase. The order also allows APCo to accrue a fixed annual carrying cost rate of 4%. The new rates became effective in July 2011. Additionally, the order approved APCo's request to purchase the Dresden Plant from AEGCo and approved deferral of post in-service Dresden Plant costs, including a return, for future recovery. APCo purchased the Dresden Plant from AEGCo in August 2011 for $302 million. As of December 31, 2011, APCo's ENEC under-recovery balance of $359 million was recorded in Regulatory Assets on the balance sheet, excluding $7 million of unrecognized equity carrying costs. If the WVPSC were to disallow a portion of APCo's and WPCo's deferred ENEC costs, it could reduce future net income and cash flows and impact financial condition.

PSO Rate Matters

PSO 2008 Fuel and Purchased Power

In July 2009, the OCC initiated a proceeding to review PSO's fuel and purchased power adjustment clause for the calendar year 2008 and also initiated a prudence review of the related costs. In March 2010, the Oklahoma Attorney General and the Oklahoma Industrial Energy Consumers (OIEC) recommended the fuel clause adjustment rider be amended so that the shareholder's portion of off-system sales margins decrease from 25% to 10%. The OIEC also recommended that the OCC conduct a comprehensive review of all affiliate fuel transactions during 2007 and 2008. In July 2010, additional testimony regarding the 2007 transfer of ERCOT trading contracts to AEPEP was filed. The testimony included unquantified refund recommendations relating to re-pricing of those ERCOT trading contracts. Hearings were held in June 2011. If the OCC were to issue an unfavorable decision, it could reduce future net income and cash flows and impact financial condition.

I&M Rate Matters

Michigan 2009 and 2010 Power Supply Cost Recovery (PSCR) Reconciliation (Cook Plant Unit 1 Fire and Shutdown)

In March 2010, I&M filed its 2009 PSCR reconciliation with the MPSC. The filing included an adjustment to exclude from the PSCR the incremental fuel cost of replacement power due to the Cook Plant Unit 1 (Unit 1) outage from mid-December 2008 through December 2009, the period during which I&M received and recognized accidental outage insurance proceeds. In October 2010, a settlement agreement was filed with the MPSC which included deferring the Unit 1 outage issue to the 2010 PSCR reconciliation. In November 2011, the MPSC approved a settlement agreement for the 2010 PSCR reconciliation which resolved the Unit 1 outage issue by ordering no disallowances associated with the Unit 1 outage issue. See the “Cook Plant Unit 1 Fire and Shutdown” section of Note 5.

2011 Michigan Base Rate Case

In July 2011, I&M filed a request with the MPSC for an annual increase in Michigan base rates of $25 million and a return on common equity of 11.15%. The request included an increase in depreciation rates that would result in a $6 million increase in annual depreciation expense. An interim rate increase of $16 million annually was implemented in January 2012, subject to refund.

In February 2012, the MPSC approved a settlement agreement which increased annual base rates by approximately $15 million, effective April 2012, based upon a return on common equity of 10.2% and included a $5 million annual increase in depreciation rates. The approved settlement agreement also excluded the Michigan jurisdictional share of the net costs of the Cook Plant Unit 1 (Unit 1) turbine replacement from rate base but provided for a return on and of the net cost as a regulatory asset, effective February 2012. As of December 31, 2011, the Michigan jurisdictional share of the net costs of the Unit 1 turbine replacement was $9 million. Future rate recovery of the regulatory asset will be reviewed in a future rate proceeding.

2011 Indiana Base Rate Case

In September 2011, I&M filed a request with the IURC for a net annual increase in Indiana base rates of $149 million based upon a return on common equity of 11.15%. The request included an increase in depreciation rates that would result in a $25 million increase in annual depreciation expense.

FERC Rate Matters

Seams Elimination Cost Allocation (SECA) Revenue Subject to Refund

In 2004, AEP eliminated transaction-based through-and-out transmission service charges and collected, at the FERC's direction, load-based charges, referred to as RTO SECA through March 2006. Intervenors objected and the FERC set SECA rate issues for hearing and ordered that the SECA rate revenues be collected, subject to refund. The AEP East companies recognized gross SECA revenues of $220 million. In 2006, a FERC Administrative Law Judge issued an initial decision finding that the SECA rates charged were unfair, unjust and discriminatory and that new compliance filings and refunds should be made.

AEP filed briefs jointly with other affected companies asking the FERC to reverse the decision. In May 2010, the FERC issued an order that generally supported AEP's position and required a compliance filing to be filed with the FERC by August 2010. In August 2010, the affected companies, including the AEP East companies, filed a compliance filing with the FERC. If the compliance filing is accepted, the AEP East companies would have to pay refunds of approximately $20 million including estimated interest of $5 million. The AEP East companies could also potentially receive payments up to approximately $10 million including estimated interest of $3 million. A decision is pending from the FERC.

The FERC has approved settlements applicable to $112 million of SECA revenue. The AEP East companies provided reserves for net refunds for SECA settlements applicable to the remaining $108 million of SECA revenues collected. Based on the analysis of the May 2010 order and the compliance filing, management believes that the reserve is adequate to pay the refunds, including interest, that will be required should the compliance filing be made final. Management cannot predict the ultimate outcome of this proceeding at the FERC which could impact future net income and cash flows.

Possible Termination of the Interconnection Agreement

In December 2010, each of the AEP Power Pool members gave notice to AEPSC and each other of their decision to terminate the Interconnection Agreement effective January 2014 or such other date approved by FERC, subject to state regulatory input. In February 2012, an application was filed with the FERC proposing to establish a new power cost sharing agreement between APCo, I&M and KPCo. If any of the AEP Power Pool members experience decreases in revenues or increases in costs as a result of the termination of the AEP Power Pool and are unable to recover the change in revenues and costs through rates, prices or additional sales, it could reduce future net income and cash flows. As a result of the February 2012 ESP rehearing order, management is in the process of withdrawing the PUCO and FERC applications. See “January 2012 – May 2016 ESP” section of the OPCo rate matters.

PJM/MISO Market Flow Calculation Settlement Adjustments

During 2009, an analysis conducted by MISO and PJM discovered several instances of unaccounted for power flows on numerous coordinated flowgates. These flows affected the settlement data for congestion revenues and expenses and dated back to the start of the MISO market in 2005. In January 2011, PJM and MISO reached a settlement agreement where the parties agreed to net various issues to zero. In June 2011, the FERC approved the settlement agreement.

Appalachian Power Co [Member]
Rate Matters [Abstract]
Rate Matters

2011 Virginia Biennial Base Rate Case

In March 2011, APCo filed a generation and distribution base rate request with the Virginia SCC to increase annual base rates by $126 million based upon an 11.65% return on common equity. The return on common equity included a requested 0.5% renewable portfolio standards (RPS) incentive as allowed by law.

In November 2011, the Virginia SCC issued an order which approved a $55 million increase in generation and distribution base rates, effective February 2012, and a 10.9% return on common equity, which included a 0.5% RPS incentive. The $55 million increase included $39 million related to an increase in depreciation rates.

Rate Adjustment Clauses

In 2007, the Virginia law governing the regulation of electric utility service was amended to, among other items, provide for rate adjustment clauses (RACs) beginning in January 2009 for the timely and current recovery of costs of: (a) transmission services billed by an RTO, (b) demand side management and energy efficiency programs, (c) renewable energy programs, (d) environmental compliance projects and (e) new generation facilities, including major unit modifications. In accordance with Virginia law, APCo is deferring incremental environmental costs incurred after December 2008 and renewable energy costs incurred after December 2007 which are not being recovered in current revenues. As of December 31, 2011, APCo has deferred $24 million of environmental costs, excluding $6 million of unrecognized equity carrying costs, incurred from January 2009 through December 2010, $18 million of environmental costs, excluding $4 million of unrecognized equity carrying costs, incurred in 2011 and $44 million of renewable energy costs.

In March 2011, APCo filed for approval of an environmental RAC, a renewable energy program RAC and a generation RAC. The environmental RAC requested recovery of $77 million of incremental environmental compliance costs incurred from January 2009 through December 2010. The renewable energy program RAC requested recovery of $6 million for the incremental portion of deferred wind power costs for the Camp Grove and Fowler Ridge projects through December 2010. The generation RAC requested recovery of the Dresden Plant, which was placed into service in January 2012. With Virginia SCC approval, APCo purchased the Dresden Plant from AEGCo in August 2011 for $302 million.

In August 2011, a stipulation was filed with the Virginia SCC related to the generation RAC. The stipulation requested recovery of the Dresden Plant costs totaling up to $27 million annually, effective March 2012. In January 2012, the Virginia SCC issued an order which modified and approved the stipulation to allow APCo to recover $26 million annually, effective March 2012.

In November 2011, the Virginia SCC issued an order which approved recovery of $6 million for the incremental portion of deferred wind power costs for the Camp Grove and Fowler Ridge projects, effective February 2012. In addition, the order found that APCo can recover the non-incremental deferred wind power costs of $27 million as of December 31, 2011 through the FAC.

Also in November 2011, the Virginia SCC issued an order which approved environmental RAC recovery of $30 million to be collected over one year beginning in February 2012. The Virginia SCC denied recovery of certain environmental costs. As a result, in the fourth quarter of 2011, APCo recorded a pretax write-off of $31 million on the statement of income related to environmental compliance costs incurred from January 2009 through December 2010. In December 2011, APCo filed a notice of appeal with the Supreme Court of Virginia regarding the Virginia SCC's environmental RAC decision. If the Virginia SCC were to disallow a portion of APCo's deferred environmental compliance costs incurred since January 2011, it would reduce future net income and cash flows.

APCo's Filings for an IGCC Plant

Through December 31, 2011, APCo deferred for future recovery pre-construction IGCC costs of approximately $9 million applicable to its West Virginia jurisdiction, approximately $2 million applicable to its FERC jurisdiction and approximately $9 million applicable to its Virginia jurisdiction. APCo will not start construction of the IGCC plant until sufficient assurance of full cost recovery exists in Virginia and West Virginia. If the plant is cancelled, APCo plans to seek recovery of its prudently incurred deferred pre-construction costs. If the costs are not recoverable, it would reduce future net income and cash flows and impact financial condition.

3. RATE MATTERS

The Registrant Subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions. Rate matters can have a material impact on net income, cash flows and possibly financial condition. The Registrant Subsidiaries recent significant rate orders and pending rate filings are addressed in this note.

APCo Rate Matters

2010 West Virginia Base Rate Case

In May 2010, APCo filed a request with the WVPSC to increase APCo's annual base rates by $140 million based upon an 11.75% return on common equity. In March 2011, the WVPSC modified and approved a settlement agreement which increased annual base rates by approximately $46 million based upon a 10% return on common equity, effective April 2011. The settlement agreement also resulted in a pretax write-off of a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility in March 2011. See “Mountaineer Carbon Capture and Storage Project” section below. In addition, the WVPSC allowed APCo to defer and amortize $18 million of previously expensed 2009 incremental storm expenses and $14 million of previously expensed costs related to the 2010 cost reduction initiatives, each over a period of seven years.

Mountaineer Carbon Capture and Storage Project

Product Validation Facility (PVF)

APCo and ALSTOM Power, Inc., an unrelated third party, jointly constructed a CO2 capture validation facility, which was placed into service in September 2009. APCo also constructed and owns the necessary facilities to store the CO2. In October 2009, APCo started injecting CO2 into the underground storage facilities. The injection of CO2 required the recording of an asset retirement obligation and an offsetting regulatory asset. In May 2011, the PVF ended operations.

In APCo's May 2010 West Virginia base rate filing, APCo requested rate base treatment of the PVF, including recovery of the related asset retirement obligation regulatory asset amortization and accretion. In March 2011, a WVPSC order denied the request for rate base treatment of the PVF largely due to its experimental operation. The base rate order provided that should APCo construct a commercial scale carbon capture and sequestration (CCS) facility, only the West Virginia portion of the PVF costs, based on load sharing among certain AEP operating companies, may be considered used and useful plant in service and included in future rate base. See “2010 West Virginia Base Rate Case” section above. In 2011, APCo recorded a net pretax write-off of $14 million in Other Operation expense on the statements of income related to the write-off of a portion of the West Virginia jurisdictional share of the PVF offset by an asset retirement obligation adjustment. As of December 31, 2011, APCo has recorded $14 million in Regulatory Assets on the balance sheets related to the PVF. If APCo cannot recover its remaining PVF investment and related accretion expenses, it would reduce future net income and cash flows.

Carbon Capture and Sequestration Project with the Department of Energy (DOE) (Commercial Scale Project)

During 2010, AEPSC, on behalf of APCo, began the project definition stage for the potential construction of a new commercial scale CCS facility at the Mountaineer Plant. The DOE agreed to fund 50% of allowable costs incurred for the CCS facility up to a maximum of $334 million. A Front-End Engineering and Design (FEED) study was completed during the third quarter of 2011. Management postponed any further CCS project activities because of the uncertainty about the regulation of CO2. In June 2011, the FEED study costs were allocated among the AEP East companies, PSO and SWEPCo based on eligible plants that could potentially benefit from the carbon capture. As of December 31, 2011, the project has incurred $34 million in total project costs and has received $20 million of DOE and other eligible funding resulting in $14 million of net costs, of which $8 million was written off. The remaining $6 million in net costs are recorded in Regulatory Assets on the balance sheets. APCo's, I&M's, and SWEPCo's portions of remaining net costs are as follows:

Company	(in millions)
APCo	$1.3
I&M	1.7
SWEPCo	2.4

If the costs of the CCS project cannot be recovered, it would reduce future net income and cash flows.

APCo's 2009 Expanded Net Energy Charge (ENEC) Filing

In September 2009, the WVPSC issued an order approving APCo's March 2009 ENEC request. The approved order provided for recovery of an under-recovered balance plus a projected increase in ENEC costs over a four-year phase-in period with an overall increase of $320 million and a first-year increase of $112 million, effective October 2009.

In June 2010, the WVPSC approved a settlement agreement for $86 million, including $9 million of construction surcharges related to APCo's second year ENEC increase. The settlement agreement allows APCo to accrue a weighted average cost of capital carrying charge on the excess under-recovery balance due to the ENEC phase-in as adjusted for the impacts of accumulated deferred income taxes. The new rates became effective in July 2010.

In June 2011, the WVPSC issued an order approving an $88 million annual increase including $7 million of construction surcharges and $7 million of carrying charges related to APCo's third year ENEC increase. The order also allows APCo to accrue a fixed annual carrying cost rate of 4%. The new rates became effective in July 2011. Additionally, the order approved APCo's request to purchase the Dresden Plant from AEGCo and approved deferral of post in-service Dresden Plant costs, including a return, for future recovery. APCo purchased the Dresden Plant from AEGCo in August 2011 for $302 million. As of December 31, 2011, APCo's ENEC under-recovery balance of $359 million was recorded in Regulatory Assets on the balance sheet, excluding $7 million of unrecognized equity carrying costs. If the WVPSC were to disallow a portion of APCo's deferred ENEC costs, it could reduce future net income and cash flows and impact financial condition.

WPCo Merger with APCo

In a November 2009 proceeding established by the WVPSC to explore options to meet WPCo's future power supply requirements, the WVPSC issued an order approving a joint stipulation among APCo, WPCo, the WVPSC staff and the Consumer Advocate Division. The order approved the recommendation of the signatories to the stipulation that WPCo merge into APCo and be supplied from APCo's existing power resources. Merger approvals from the WVPSC, Virginia SCC and the FERC are required. In December 2011 and February 2012, APCo filed merger applications with the WVPSC and the FERC, respectively.

FERC Rate Matters

Seams Elimination Cost Allocation (SECA) Revenue Subject to Refund – Affecting APCo, I&M and OPCo

In 2004, AEP eliminated transaction-based through-and-out transmission service charges and collected, at the FERC's direction, load-based charges, referred to as RTO SECA through March 2006. Intervenors objected and the FERC set SECA rate issues for hearing and ordered that the SECA rate revenues be collected, subject to refund. The AEP East companies recognized gross SECA revenues of $220 million. APCo's, I&M's and OPCo's portions of recognized gross SECA revenues are as follows:

Company	(in millions)
APCo	$70.2
I&M	41.3
OPCo	92.1

In 2006, a FERC Administrative Law Judge issued an initial decision finding that the SECA rates charged were unfair, unjust and discriminatory and that new compliance filings and refunds should be made.

AEP filed briefs jointly with other affected companies asking the FERC to reverse the decision. In May 2010, the FERC issued an order that generally supported AEP's position and required a compliance filing to be filed with the FERC by August 2010.

The AEP East companies provided reserves for net refunds for SECA settlements totaling $44 million applicable to the $220 million of SECA revenues collected. APCo's, I&M's and OPCo's portions of the provision are as follows:

Company	(in millions)
APCo	$14.1
I&M	8.3
OPCo	18.5

Settlements approved by the FERC consumed $10 million of the reserve for refunds applicable to $112 million of SECA revenue. In December 2010, the FERC issued an order approving a settlement agreement resulting in the collection of $2 million of previously deemed uncollectible SECA revenue. Therefore, the AEP East companies reduced their reserves for net refunds for SECA settlements by $2 million. The balance in the reserve for future settlements as of December 31, 2011 was $32 million. APCo's, I&M's and OPCo's reserve balances as of December 31, 2011 were:

Company	December 31, 2011
(in millions)
APCo	$10.0
I&M	5.9
OPCo	13.2

In August 2010, the affected companies, including the AEP East companies, filed a compliance filing with the FERC. If the compliance filing is accepted, the AEP East companies would have to pay refunds of approximately $20 million including estimated interest of $5 million. The AEP East companies could also potentially receive payments up to approximately $10 million including estimated interest of $3 million. A decision is pending from the FERC. APCo's, I&M's and OPCo's portions of potential refund payments and potential payments to be received are as follows:

	Potential	Potential
	Refund	Payments to
Company	Payments	be Received
	(in millions)
APCo	$6.4	$3.2
I&M	3.7	1.9
OPCo	8.3	4.2

Based on the analysis of the May 2010 order and the compliance filing, management believes that the reserve is adequate to pay the refunds, including interest, that will be required should the compliance filing be made final. Management cannot predict the ultimate outcome of this proceeding at the FERC which could impact future net income and cash flows.

Possible Termination of the Interconnection Agreement – Affecting APCo, I&M and OPCo

In December 2010, each of the AEP Power Pool members gave notice to AEPSC and each other of their decision to terminate the Interconnection Agreement effective January 2014 or such other date approved by FERC, subject to state regulatory input. In February 2012, an application was filed with the FERC proposing to establish a new power cost sharing agreement between APCo, I&M and KPCo. If any of the AEP Power Pool members experience decreases in revenues or increases in costs as a result of the termination of the AEP Power Pool and are unable to recover the change in revenues and costs through rates, prices or additional sales, it could reduce future net income and cash flows. As a result of the February 2012 ESP rehearing order, management is in the process of withdrawing the PUCO and FERC applications. See “January 2012 – May 2016 ESP” section of the OPCo rate matters.

PJM/MISO Market Flow Calculation Settlement Adjustments - Affecting APCo, I&M and OPCo

During 2009, an analysis conducted by MISO and PJM discovered several instances of unaccounted for power flows on numerous coordinated flowgates. These flows affected the settlement data for congestion revenues and expenses and dated back to the start of the MISO market in 2005. In January 2011, PJM and MISO reached a settlement agreement where the parties agreed to net various issues to zero. In June 2011, the FERC approved the settlement agreement.

Indiana Michigan Power Co [Member]
Rate Matters [Abstract]
Rate Matters

I&M Rate Matters

Michigan 2009 and 2010 Power Supply Cost Recovery (PSCR) Reconciliation (Cook Plant Unit 1 Fire and Shutdown)

In March 2010, I&M filed its 2009 PSCR reconciliation with the MPSC. The filing included an adjustment to exclude from the PSCR the incremental fuel cost of replacement power due to the Cook Plant Unit 1 (Unit 1) outage from mid-December 2008 through December 2009, the period during which I&M received and recognized accidental outage insurance proceeds. In October 2010, a settlement agreement was filed with the MPSC which included deferring the Unit 1 outage issue to the 2010 PSCR reconciliation. In November 2011, the MPSC approved a settlement agreement for the 2010 PSCR reconciliation which resolved the Unit 1 outage issue by ordering no disallowances associated with the Unit 1 outage issue. See the “Cook Plant Unit 1 Fire and Shutdown” section of Note 5.

2011 Michigan Base Rate Case

In July 2011, I&M filed a request with the MPSC for an annual increase in Michigan base rates of $25 million and a return on common equity of 11.15%. The request included an increase in depreciation rates that would result in a $6 million increase in annual depreciation expense. An interim rate increase of $16 million annually was implemented in January 2012, subject to refund.

In February 2012, the MPSC approved a settlement agreement which increased annual base rates by approximately $15 million, effective April 2012, based upon a return on common equity of 10.2% and included a $5 million annual increase in depreciation rates. The approved settlement agreement also excluded the Michigan jurisdictional share of the net costs of the Cook Plant Unit 1 (Unit 1) turbine replacement from rate base but provided for a return on and of the net cost as a regulatory asset, effective February 2012. As of December 31, 2011, the Michigan jurisdictional share of the net costs of the Unit 1 turbine replacement was $9 million. Future rate recovery of the regulatory asset will be reviewed in a future rate proceeding.

2011 Indiana Base Rate Case

In September 2011, I&M filed a request with the IURC for a net annual increase in Indiana base rates of $149 million based upon a return on common equity of 11.15%. The request included an increase in depreciation rates that would result in a $25 million increase in annual depreciation expense.

3. RATE MATTERS

The Registrant Subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions. Rate matters can have a material impact on net income, cash flows and possibly financial condition. The Registrant Subsidiaries recent significant rate orders and pending rate filings are addressed in this note.

Mountaineer Carbon Capture and Storage Project

Carbon Capture and Sequestration Project with the Department of Energy (DOE) (Commercial Scale Project)

During 2010, AEPSC, on behalf of APCo, began the project definition stage for the potential construction of a new commercial scale CCS facility at the Mountaineer Plant. The DOE agreed to fund 50% of allowable costs incurred for the CCS facility up to a maximum of $334 million. A Front-End Engineering and Design (FEED) study was completed during the third quarter of 2011. Management postponed any further CCS project activities because of the uncertainty about the regulation of CO2. In June 2011, the FEED study costs were allocated among the AEP East companies, PSO and SWEPCo based on eligible plants that could potentially benefit from the carbon capture. As of December 31, 2011, the project has incurred $34 million in total project costs and has received $20 million of DOE and other eligible funding resulting in $14 million of net costs, of which $8 million was written off. The remaining $6 million in net costs are recorded in Regulatory Assets on the balance sheets. APCo's, I&M's, and SWEPCo's portions of remaining net costs are as follows:

Company	(in millions)
APCo	$1.3
I&M	1.7
SWEPCo	2.4

If the costs of the CCS project cannot be recovered, it would reduce future net income and cash flows.

FERC Rate Matters

Seams Elimination Cost Allocation (SECA) Revenue Subject to Refund – Affecting APCo, I&M and OPCo

In 2004, AEP eliminated transaction-based through-and-out transmission service charges and collected, at the FERC's direction, load-based charges, referred to as RTO SECA through March 2006. Intervenors objected and the FERC set SECA rate issues for hearing and ordered that the SECA rate revenues be collected, subject to refund. The AEP East companies recognized gross SECA revenues of $220 million. APCo's, I&M's and OPCo's portions of recognized gross SECA revenues are as follows:

Company	(in millions)
APCo	$70.2
I&M	41.3
OPCo	92.1

In 2006, a FERC Administrative Law Judge issued an initial decision finding that the SECA rates charged were unfair, unjust and discriminatory and that new compliance filings and refunds should be made.

AEP filed briefs jointly with other affected companies asking the FERC to reverse the decision. In May 2010, the FERC issued an order that generally supported AEP's position and required a compliance filing to be filed with the FERC by August 2010.

The AEP East companies provided reserves for net refunds for SECA settlements totaling $44 million applicable to the $220 million of SECA revenues collected. APCo's, I&M's and OPCo's portions of the provision are as follows:

Company	(in millions)
APCo	$14.1
I&M	8.3
OPCo	18.5

Settlements approved by the FERC consumed $10 million of the reserve for refunds applicable to $112 million of SECA revenue. In December 2010, the FERC issued an order approving a settlement agreement resulting in the collection of $2 million of previously deemed uncollectible SECA revenue. Therefore, the AEP East companies reduced their reserves for net refunds for SECA settlements by $2 million. The balance in the reserve for future settlements as of December 31, 2011 was $32 million. APCo's, I&M's and OPCo's reserve balances as of December 31, 2011 were:

Company	December 31, 2011
(in millions)
APCo	$10.0
I&M	5.9
OPCo	13.2

In August 2010, the affected companies, including the AEP East companies, filed a compliance filing with the FERC. If the compliance filing is accepted, the AEP East companies would have to pay refunds of approximately $20 million including estimated interest of $5 million. The AEP East companies could also potentially receive payments up to approximately $10 million including estimated interest of $3 million. A decision is pending from the FERC. APCo's, I&M's and OPCo's portions of potential refund payments and potential payments to be received are as follows:

	Potential	Potential
	Refund	Payments to
Company	Payments	be Received
	(in millions)
APCo	$6.4	$3.2
I&M	3.7	1.9
OPCo	8.3	4.2

Based on the analysis of the May 2010 order and the compliance filing, management believes that the reserve is adequate to pay the refunds, including interest, that will be required should the compliance filing be made final. Management cannot predict the ultimate outcome of this proceeding at the FERC which could impact future net income and cash flows.

Possible Termination of the Interconnection Agreement – Affecting APCo, I&M and OPCo

In December 2010, each of the AEP Power Pool members gave notice to AEPSC and each other of their decision to terminate the Interconnection Agreement effective January 2014 or such other date approved by FERC, subject to state regulatory input. In February 2012, an application was filed with the FERC proposing to establish a new power cost sharing agreement between APCo, I&M and KPCo. If any of the AEP Power Pool members experience decreases in revenues or increases in costs as a result of the termination of the AEP Power Pool and are unable to recover the change in revenues and costs through rates, prices or additional sales, it could reduce future net income and cash flows. As a result of the February 2012 ESP rehearing order, management is in the process of withdrawing the PUCO and FERC applications. See “January 2012 – May 2016 ESP” section of the OPCo rate matters.

PJM/MISO Market Flow Calculation Settlement Adjustments - Affecting APCo, I&M and OPCo

During 2009, an analysis conducted by MISO and PJM discovered several instances of unaccounted for power flows on numerous coordinated flowgates. These flows affected the settlement data for congestion revenues and expenses and dated back to the start of the MISO market in 2005. In January 2011, PJM and MISO reached a settlement agreement where the parties agreed to net various issues to zero. In June 2011, the FERC approved the settlement agreement.

Ohio Power Co [Member]
Rate Matters [Abstract]
Rate Matters

2011 Ohio Distribution Base Rate Case

In February 2011, OPCo filed with the PUCO for an annual increase in distribution rates of $94 million based upon an 11.15% return on common equity to be effective January 2012. In December 2011, a stipulation was approved by the PUCO which provided for no change in distribution rates and a new rider for a $15 million annual credit to residential ratepayers due principally to the inclusion of the rate base distribution investment in the Distribution Investment Rider (DIR). See the “January 2012 – May 2016 ESP” section above. The stipulation also approved recovery of certain distribution regulatory assets of $173 million as of December 31, 2011, excluding $154 million of unrecognized equity carrying costs. These assets and unrecognized carrying costs will be recovered in a distribution asset recovery rider over seven years with an additional long term debt carrying charge, effective January 2012.

Due to the February 2012 PUCO ESP entry on rehearing which rejected the modified stipulation for a new ESP, collection of the DIR terminated. OPCo has the right to withdraw from the stipulation in the distribution base rate case. Management is currently evaluating all its options. If OPCo is not ultimately permitted to fully recover its costs and deferrals, it would reduce future net income and cash flows and impact financial condition.

Sporn Unit 5

In October 2010, OPCo filed an application with the PUCO for the approval of a December 2010 closure of Sporn Unit 5 and the simultaneous establishment of a new non-bypassable distribution rider outside the rate caps established in the 2009 – 2011 ESP proceeding.

In the third quarter of 2011, management decided to no longer offer the output of Sporn Unit 5 into the PJM market. Sporn Unit 5 is not expected to operate in the future, resulting in the removal of Sporn Unit 5 from the AEP Power Pool. As a result, in the third quarter of 2011, OPCo recorded a pretax write-off of $48 million in Asset Impairments and Other Related Charges on the statement of income. In January 2012, the PUCO issued an order which denied recovery of a new non-bypassable distribution rider and declined to exercise jurisdiction over the closure of Sporn Unit 5.

2009 Fuel Adjustment Clause Audit

As required under the ESP orders, the PUCO selected an outside consultant to conduct the audit of the FAC for OPCo for the period of January 2009 through December 2009. In May 2010, the outside consultant provided its confidential audit report to the PUCO. The audit report included a recommendation that the PUCO review whether any proceeds from a 2008 coal contract settlement agreement which totaled $72 million should reduce OPCo's FAC under-recovery balance. Of the total proceeds, approximately $58 million was recognized as a reduction to fuel expense prior to 2009 and $14 million was recognized as a reduction to fuel expense in 2009 and 2010, of which approximately $7 million was the retail jurisdictional share which reduced the FAC deferral in 2009 and 2010.

In January 2012, the PUCO ordered that the remaining $65 million in proceeds from the 2008 coal contract settlement be applied against OPCo's under-recovered fuel balance pending a PUCO decision in OPCo's February 2012 rehearing request. OPCo's rehearing request stated that no additional gain should be credited to the FAC or at most only the retail share of the $58 million gain be applied to the FAC, which approximated $30 million. Further, the January 2012 PUCO order stated that a consultant be hired to review the coal reserve valuation and recommend whether any additional value should benefit ratepayers. Management is unable to predict the outcome of the consultant's recommendation. If the PUCO ultimately determines that additional amounts related to the coal reserve valuation should benefit ratepayers, it could reduce future net income and cash flows and impact financial condition.

2010 Fuel Adjustment Clause Audit

In May 2011, the PUCO-selected outside consultant issued its results of the 2010 FAC audit for OPCo. The audit report included a recommendation that the PUCO reexamine the carrying costs on the deferred FAC balance and determine whether the carrying costs on the balance should be net of accumulated income taxes. As of December 31, 2011, the amount of OPCo's carrying costs that could potentially be at risk is estimated to be $15 million, excluding $17 million of unrecognized equity carrying costs. A decision from the PUCO is pending. Management is unable to predict the outcome of this proceeding. If the PUCO order results in a reduction in the carrying charges related to the FAC deferrals, it would reduce future net income and cash flows and impact financial condition.

Ormet Interim Arrangement

OPCo and Ormet, a large aluminum company, filed an application with the PUCO for approval of an interim arrangement governing the provision of generation service to Ormet. This interim arrangement was approved by the PUCO and was effective from January 2009 through September 2009. In March 2009, the PUCO approved a FAC in the ESP filing and the FAC aspect of the ESP order was upheld by the Supreme Court of Ohio. The approval of the FAC as part of the ESP, together with the PUCO approval of the interim arrangement, provided the basis to record a regulatory asset for the difference between the approved market price and the rate paid by Ormet. Through September 2009, the last month of the interim arrangement, OPCo had $64 million of deferred FAC costs related to the interim arrangement, excluding $2 million of unrecognized equity carrying costs. In November 2009, OPCo requested that the PUCO approve recovery of the deferral under the interim agreement plus a weighted average cost of capital carrying charge. The interim arrangement deferral is included in OPCo's FAC phase-in deferral balance. In the ESP proceeding, intervenors requested that OPCo be required to refund the Ormet-related regulatory asset and requested that the PUCO prevent OPCo from collecting the Ormet-related revenues in the future. The PUCO did not take any action on this request in the 2009-2011 ESP proceeding. The intervenors raised the issue again in response to OPCo's November 2009 filing to approve recovery of the deferral under the interim agreement and this issue remains pending before the PUCO. If OPCo is not ultimately permitted to fully recover its requested deferrals under the interim arrangement, it would reduce future net income and cash flows and impact financial condition.

Economic Development Rider

In April 2010, the Industrial Energy Users-Ohio (IEU) filed a notice of appeal of the 2009 PUCO-approved Economic Development Rider (EDR) with the Supreme Court of Ohio. The EDR collects from ratepayers the difference between the standard tariff and lower contract billings to qualifying industrial customers, subject to PUCO approval. In June 2011, the Supreme Court of Ohio affirmed the PUCO's decision and dismissed the IEU's appeal.

In June 2010, the IEU filed a notice of appeal of the 2010 PUCO-approved EDR with the Supreme Court of Ohio raising the same issues as in the 2009 EDR appeal. In addition, the IEU added a claim that OPCo should not be able to take the benefits of the higher ESP rates while simultaneously challenging the ESP orders. In June 2011, the IEU voluntarily dismissed the 2010 EDR appeal issues that were the same issues dismissed by the Supreme Court of Ohio in its 2009 EDR appeal referenced above. In August 2011, the Supreme Court of Ohio affirmed the PUCO's decision on the remaining issues.

Ohio IGCC Plant

In March 2005, OPCo filed an application with the PUCO seeking authority to recover costs of building and operating an IGCC power plant. Through December 31, 2011, OPCo has collected $24 million in pre-construction costs authorized in a June 2006 PUCO order and has incurred pre-construction costs. Intervenors have filed motions with the PUCO requesting all collected pre-construction costs be refunded to Ohio ratepayers with interest.

Management cannot predict the outcome of any cost recovery litigation concerning the Ohio IGCC plant or what effect, if any, such litigation would have on future net income and cash flows. However, if OPCo is required to refund pre-construction costs collected, it could reduce future net income and cash flows and impact financial condition.

3. RATE MATTERS

The Registrant Subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions. Rate matters can have a material impact on net income, cash flows and possibly financial condition. The Registrant Subsidiaries recent significant rate orders and pending rate filings are addressed in this note.

OPCo Rate Matters

Ohio Electric Security Plan Filing

2009 – 2011 ESP

The PUCO issued an order in March 2009 that modified and approved the ESP which established rates at the start of the April 2009 billing cycle through 2011. OPCo collected the 2009 annualized revenue increase over the last nine months of 2009. The order also provided a phase-in FAC, which was authorized to be recovered through a non-bypassable surcharge over the period 2012 through 2018 or until securitized. The net FAC deferral as of December 31, 2011 was $507 million, excluding unrecognized equity carrying costs. Collection of the FAC began in January 2012. If OPCo is not ultimately permitted to fully recover its FAC deferral, it would reduce future net income and cash flows and impact financial condition. The PUCO's March 2009 order was appealed to the Supreme Court of Ohio, which issued an opinion and remanded certain issues back to the PUCO.

In October 2011, the PUCO issued an order in the remand proceeding. The order required OPCo to cease POLR billings and apply POLR collections since June 2011 first to the FAC deferral with any remaining balance to be credited to OPCo's customers in November and December 2011. As a result, OPCo recorded a pretax write-off of $47 million on the statement of income related to POLR for the period June 2011 through October 2011. OPCo ceased collection of POLR billings in November 2011. The PUCO order also agreed with OPCo's position that the ESP statute provided a legal basis for reflecting an environmental carrying charge in OPCo's base generation rates. In addition, the PUCO rejected the intervenors' proposed adjustments to the FAC deferral balance for POLR charges and environmental carrying charges for the period from April 2009 through May 2011. In February 2012, the Ohio Consumers' Counsel (OCC) and the Industrial Energy Users-Ohio (IEU) filed appeals with the Supreme Court of Ohio challenging various issues, including the PUCO's refusal to order retrospective relief concerning the POLR charges collected during 2009 – 2011 and various aspects of the approved environmental carrying charge, which if ordered could total up to $698 million, excluding carrying costs.

In January 2011, the PUCO issued an order on the 2009 Significantly Excessive Earnings Test (SEET) filing and determined that 2009 earnings exceeded the PUCO determined threshold by 2.13%. As a result, the PUCO ordered a $43 million refund of pretax earnings to customers, which was recorded in OPCo's 2010 statement of income. The PUCO ordered that the significantly excessive earnings be applied first to the FAC deferral, as of the date of the order, with any remaining balance to be credited to customers on a per kilowatt basis. That credit began with the first billing cycle in February 2011 and continued through December 2011. In May 2011, the IEU and the Ohio Energy Group (OEG) filed appeals with the Supreme Court of Ohio challenging the PUCO's SEET decision. The OEG's appeal seeks the inclusion of off-system sales (OSS) in the calculation of SEET, which, if ordered, could require an additional refund of $22 million based on the PUCO approved SEET calculation. The IEU's appeal also sought the inclusion of OSS as well as other items in the determination of SEET, but did not quantify the amount. Management is unable to predict the outcome of the appeals. If the Supreme Court of Ohio ultimately determines that additional amounts should be refunded, it could reduce future net income and cash flows and impact financial condition.

In July 2011, OPCo filed its 2010 SEET filing with the PUCO based upon the approach in the PUCO's 2009 order. Subsequent testimony and legal briefs from intervenors recommended a refund of up to $62 million of 2010 earnings, which included OSS in the SEET calculation. In December 2011, the PUCO staff filed testimony that recommended a $23 million refund of 2010 earnings. In the fourth quarter of 2011, OPCo provided a reserve based upon management's estimate of the probable amount for a PUCO ordered SEET refund.

OPCo is required to file its 2011 SEET filing with the PUCO in 2012. Management does not currently believe that there are significantly excessive earnings in 2011. Management is unable to predict the outcome of the unresolved litigation discussed above. If these proceedings, including future SEET filings, result in adverse rulings, it could reduce future net income and cash flows and impact financial condition.

January 2012 – May 2016 ESP

In January 2011, OPCo filed an application with the PUCO to approve a new ESP that includes a standard service offer (SSO) pricing for generation. The filed ESP also included alternative energy resource requirements and addressed provisions regarding distribution service, energy efficiency requirements, economic development, job retention in Ohio, generation resources and other matters.

In December 2011, a modified stipulation was approved by the PUCO which involved various issues pending before the PUCO. Various parties, including OPCo, filed requests for rehearing with the PUCO. In February 2012, the PUCO issued an entry on rehearing which rejected the modified stipulation and ordered a return to the 2011 ESP rates until a new rate plan is approved. Under the February 2012 rehearing order, OPCo has 30 days to notify the PUCO whether it plans to modify or withdraw its original application as filed in January 2011. Management is currently evaluating its options and the potential financial and operational impacts on OPCo.

Mountaineer Carbon Capture and Storage Project

Carbon Capture and Sequestration Project with the Department of Energy (DOE) (Commercial Scale Project)

During 2010, AEPSC, on behalf of APCo, began the project definition stage for the potential construction of a new commercial scale CCS facility at the Mountaineer Plant. The DOE agreed to fund 50% of allowable costs incurred for the CCS facility up to a maximum of $334 million. A Front-End Engineering and Design (FEED) study was completed during the third quarter of 2011. Management postponed any further CCS project activities because of the uncertainty about the regulation of CO2. In June 2011, the FEED study costs were allocated among the AEP East companies, PSO and SWEPCo based on eligible plants that could potentially benefit from the carbon capture. As of December 31, 2011, the project has incurred $34 million in total project costs and has received $20 million of DOE and other eligible funding resulting in $14 million of net costs, of which $8 million was written off. The remaining $6 million in net costs are recorded in Regulatory Assets on the balance sheets. APCo's, I&M's, and SWEPCo's portions of remaining net costs are as follows:

Company	(in millions)
APCo	$1.3
I&M	1.7
SWEPCo	2.4

If the costs of the CCS project cannot be recovered, it would reduce future net income and cash flows.

FERC Rate Matters

Seams Elimination Cost Allocation (SECA) Revenue Subject to Refund – Affecting APCo, I&M and OPCo

In 2004, AEP eliminated transaction-based through-and-out transmission service charges and collected, at the FERC's direction, load-based charges, referred to as RTO SECA through March 2006. Intervenors objected and the FERC set SECA rate issues for hearing and ordered that the SECA rate revenues be collected, subject to refund. The AEP East companies recognized gross SECA revenues of $220 million. APCo's, I&M's and OPCo's portions of recognized gross SECA revenues are as follows:

Company	(in millions)
APCo	$70.2
I&M	41.3
OPCo	92.1

In 2006, a FERC Administrative Law Judge issued an initial decision finding that the SECA rates charged were unfair, unjust and discriminatory and that new compliance filings and refunds should be made.

AEP filed briefs jointly with other affected companies asking the FERC to reverse the decision. In May 2010, the FERC issued an order that generally supported AEP's position and required a compliance filing to be filed with the FERC by August 2010.

The AEP East companies provided reserves for net refunds for SECA settlements totaling $44 million applicable to the $220 million of SECA revenues collected. APCo's, I&M's and OPCo's portions of the provision are as follows:

Company	(in millions)
APCo	$14.1
I&M	8.3
OPCo	18.5

Settlements approved by the FERC consumed $10 million of the reserve for refunds applicable to $112 million of SECA revenue. In December 2010, the FERC issued an order approving a settlement agreement resulting in the collection of $2 million of previously deemed uncollectible SECA revenue. Therefore, the AEP East companies reduced their reserves for net refunds for SECA settlements by $2 million. The balance in the reserve for future settlements as of December 31, 2011 was $32 million. APCo's, I&M's and OPCo's reserve balances as of December 31, 2011 were:

Company	December 31, 2011
(in millions)
APCo	$10.0
I&M	5.9
OPCo	13.2

In August 2010, the affected companies, including the AEP East companies, filed a compliance filing with the FERC. If the compliance filing is accepted, the AEP East companies would have to pay refunds of approximately $20 million including estimated interest of $5 million. The AEP East companies could also potentially receive payments up to approximately $10 million including estimated interest of $3 million. A decision is pending from the FERC. APCo's, I&M's and OPCo's portions of potential refund payments and potential payments to be received are as follows:

	Potential	Potential
	Refund	Payments to
Company	Payments	be Received
	(in millions)
APCo	$6.4	$3.2
I&M	3.7	1.9
OPCo	8.3	4.2

Based on the analysis of the May 2010 order and the compliance filing, management believes that the reserve is adequate to pay the refunds, including interest, that will be required should the compliance filing be made final. Management cannot predict the ultimate outcome of this proceeding at the FERC which could impact future net income and cash flows.

Possible Termination of the Interconnection Agreement – Affecting APCo, I&M and OPCo

In December 2010, each of the AEP Power Pool members gave notice to AEPSC and each other of their decision to terminate the Interconnection Agreement effective January 2014 or such other date approved by FERC, subject to state regulatory input. In February 2012, an application was filed with the FERC proposing to establish a new power cost sharing agreement between APCo, I&M and KPCo. If any of the AEP Power Pool members experience decreases in revenues or increases in costs as a result of the termination of the AEP Power Pool and are unable to recover the change in revenues and costs through rates, prices or additional sales, it could reduce future net income and cash flows. As a result of the February 2012 ESP rehearing order, management is in the process of withdrawing the PUCO and FERC applications. See “January 2012 – May 2016 ESP” section of the OPCo rate matters.

PJM/MISO Market Flow Calculation Settlement Adjustments - Affecting APCo, I&M and OPCo

During 2009, an analysis conducted by MISO and PJM discovered several instances of unaccounted for power flows on numerous coordinated flowgates. These flows affected the settlement data for congestion revenues and expenses and dated back to the start of the MISO market in 2005. In January 2011, PJM and MISO reached a settlement agreement where the parties agreed to net various issues to zero. In June 2011, the FERC approved the settlement agreement.

Public Service Co Of Oklahoma [Member]
Rate Matters [Abstract]
Rate Matters

PSO Rate Matters

PSO 2008 Fuel and Purchased Power

In July 2009, the OCC initiated a proceeding to review PSO's fuel and purchased power adjustment clause for the calendar year 2008 and also initiated a prudence review of the related costs. In March 2010, the Oklahoma Attorney General and the Oklahoma Industrial Energy Consumers (OIEC) recommended the fuel clause adjustment rider be amended so that the shareholder's portion of off-system sales margins decrease from 25% to 10%. The OIEC also recommended that the OCC conduct a comprehensive review of all affiliate fuel transactions during 2007 and 2008. In July 2010, additional testimony regarding the 2007 transfer of ERCOT trading contracts to AEPEP was filed. The testimony included unquantified refund recommendations relating to re-pricing of those ERCOT trading contracts. Hearings were held in June 2011. If the OCC were to issue an unfavorable decision, it could reduce future net income and cash flows and impact financial condition.

3. RATE MATTERS

The Registrant Subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions. Rate matters can have a material impact on net income, cash flows and possibly financial condition. The Registrant Subsidiaries recent significant rate orders and pending rate filings are addressed in this note.

Mountaineer Carbon Capture and Storage Project

Carbon Capture and Sequestration Project with the Department of Energy (DOE) (Commercial Scale Project)

During 2010, AEPSC, on behalf of APCo, began the project definition stage for the potential construction of a new commercial scale CCS facility at the Mountaineer Plant. The DOE agreed to fund 50% of allowable costs incurred for the CCS facility up to a maximum of $334 million. A Front-End Engineering and Design (FEED) study was completed during the third quarter of 2011. Management postponed any further CCS project activities because of the uncertainty about the regulation of CO2. In June 2011, the FEED study costs were allocated among the AEP East companies, PSO and SWEPCo based on eligible plants that could potentially benefit from the carbon capture. As of December 31, 2011, the project has incurred $34 million in total project costs and has received $20 million of DOE and other eligible funding resulting in $14 million of net costs, of which $8 million was written off. The remaining $6 million in net costs are recorded in Regulatory Assets on the balance sheets. APCo's, I&M's, and SWEPCo's portions of remaining net costs are as follows:

Company	(in millions)
APCo	$1.3
I&M	1.7
SWEPCo	2.4

If the costs of the CCS project cannot be recovered, it would reduce future net income and cash flows.

FERC Rate Matters

Modification of the Transmission Coordination Agreement (TCA) – Affecting PSO and SWEPCo

PSO, SWEPCo and TNC are parties to the TCA, originally dated January 1, 1997, as amended. The TCA provides for the allocation among the parties of revenues collected for transmission and ancillary services provided under the Open Access Transmission Tariff (OATT).

In April 2011, the FERC accepted proposed revisions to the TCA. Under this amendment, TNC was removed from the TCA. In addition, the amended TCA provides for the allocation of SPP OATT revenues between PSO and SWEPCo based on the SPP formula rate revenue requirements for transmission investment and related expenses of each company. The amended TCA was effective May 1, 2011.

Southwestern Electric Power Co [Member]
Rate Matters [Abstract]
Rate Matters

Texas Turk Plant Rate Plan

In August 2011, SWEPCo requested approval of a plan from the PUCT for including the Turk Plant investment in Texas retail rates. SWEPCo's application was dismissed in December 2011. The PUCT stated that, as a matter of policy, the PUCT would not order a return on CWIP outside of a full base rate case proceeding. SWEPCo intends to file a full base rate case in 2012 with a proposed rate increase closely aligned with the commercial operation date of the Turk Plant.

3. RATE MATTERS

The Registrant Subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions. Rate matters can have a material impact on net income, cash flows and possibly financial condition. The Registrant Subsidiaries recent significant rate orders and pending rate filings are addressed in this note.

SWEPCo Rate Matters

Turk Plant

SWEPCo is currently constructing the Turk Plant, a new base load 600 MW pulverized coal ultra-supercritical generating unit in Arkansas, which is expected to be in service in the fourth quarter of 2012. SWEPCo owns 73% (440 MW) of the Turk Plant and will operate the completed facility. The Turk Plant is currently estimated to cost $1.8 billion, excluding AFUDC, plus an additional $122 million for transmission, excluding AFUDC. SWEPCo's share is currently estimated to cost $1.3 billion, excluding AFUDC, plus the additional $122 million for transmission, excluding AFUDC. As of December 31, 2011, excluding costs attributable to its joint owners and a provision for a Texas capital costs cap, SWEPCo has capitalized approximately $1.4 billion of expenditures (including AFUDC and capitalized interest of $220 million and related transmission costs of $104 million). As of December 31, 2011, the joint owners and SWEPCo have contractual construction obligations of approximately $125 million (including related transmission costs of $8 million). SWEPCo's share of the contractual construction commitments is $94 million.

The APSC granted approval for SWEPCo to build the Turk Plant by issuing a Certificate of Environmental Compatibility and Public Need (CECPN) for the 88 MW SWEPCo Arkansas jurisdictional share of the Turk Plant. Following an appeal by certain intervenors, the Arkansas Supreme Court issued a decision that reversed the APSC's grant of the CECPN. SWEPCo filed a notice with the APSC of its intent to proceed with construction of the Turk Plant but that SWEPCo no longer intends to pursue a CECPN to seek recovery of the originally approved 88 MW portion of Turk Plant costs in Arkansas retail rates.

The PUCT issued an order approving a Certificate of Convenience and Necessity (CCN) for the Turk Plant with the following conditions: (a) a cap on the recovery of jurisdictional capital costs for the Turk Plant based on the previously estimated $1.522 billion projected construction cost, excluding AFUDC and related transmission costs, (b) a cap on recovery of annual CO2 emission costs at $28 per ton through the year 2030 and (c) a requirement to hold Texas ratepayers financially harmless from any adverse impact related to the Turk Plant not being fully subscribed to by other utilities or wholesale customers. SWEPCo appealed the PUCT's order contending the two cost cap restrictions are unlawful. The Texas Industrial Energy Consumers filed an appeal contending that the PUCT's grant of a conditional CCN for the Turk Plant should be revoked because the Turk Plant is unnecessary to serve retail customers. In February 2010, the Texas District Court affirmed the PUCT's order in all respects. In March 2010, SWEPCo and the Texas Industrial Energy Consumers appealed this decision to the Texas Court of Appeals. In November 2011, the Texas Court of Appeals affirmed the PUCT's order in all respects. As a result, in the fourth quarter of 2011, SWEPCo recorded a pretax write-off of $49 million in Asset Impairment and Other Related Charges on the statement of income related to the estimated excess of the Texas jurisdictional portion of the Turk Plant above the Texas jurisdictional capital costs cap. In December 2011, SWEPCo and the Texas Industrial Energy Consumers filed motions for rehearing at the Texas Court of Appeals which were denied in January 2012. SWEPCo intends to seek review of the Texas Court of Appeals decision at the Supreme Court of Texas.

Several parties, including the Hempstead County Hunting Club (Hunting Club), the Sierra Club and the National Audubon Society had challenged the air permit, the wastewater discharge permit and the wetlands permit that were issued for the Turk Plant. Those parties also sought a temporary restraining order and preliminary injunction to stop construction of the Turk Plant. The motion for preliminary injunction was partially granted in 2010. In 2011, SWEPCo entered into settlement agreements with these parties which resolved all outstanding issues related to the permits and the APSC's grant of a CECPN. The parties dismissed all pending permit and CECPN challenges at the APSC, other administrative agencies and the courts.

If SWEPCo cannot recover all of its investment and expenses related to the Turk Plant, it would materially reduce future net income and cash flows and materially impact financial condition.

Louisiana Fuel Adjustment Clause Audit

Consultants for the LPSC issued their audit report of SWEPCo's Louisiana retail FAC recommending that the LPSC discontinue SWEPCo's tiered sharing mechanism related to the off-system sales margins and reduce the FAC. In April 2011, a settlement agreement was filed with the LPSC which resulted in an immaterial impact for SWEPCo. The settlement agreement deferred the off-system sales issue to SWEPCo's formula rate plan (FRP) extension filing, which was filed in January 2012. In June 2011, the LPSC approved the settlement agreement.

Louisiana 2008 Formula Rate Filing

In April 2008, SWEPCo filed its first formula rate filing under an approved three-year FRP. SWEPCo requested an increase in its annual Louisiana retail rates of $11 million to be effective in August 2008 in order to earn the approved formula return on common equity of 10.565%. In August 2008, as provided by the FRP, SWEPCo implemented the FRP rates, subject to refund. During 2009, SWEPCo recorded a provision for refund of approximately $1 million after reaching a settlement in principle with intervenors. SWEPCo began refunding customers in August 2010. In March 2011, the LPSC approved the settlement stipulation.

Louisiana 2009 Formula Rate Filing

In April 2009, SWEPCo filed the second FRP which would increase its annual Louisiana retail rates by an additional $4 million effective in August 2009. SWEPCo implemented the FRP rate increase as filed in August 2009, subject to refund. Consultants for the LPSC objected to certain components of SWEPCo's FRP calculation. A settlement stipulation was reached by the parties and approved by the LPSC in March 2011. The settlement stipulation provided for a $2 million refund, which was recorded in 2010 as a provision in Other Current Liabilities on SWEPCo's balance sheets. The refund to customers, with interest, began in August 2011.

Louisiana 2010 Formula Rate Filing

In April 2010, SWEPCo filed the third FRP which would decrease its annual Louisiana retail rates by $3 million effective in August 2010 pursuant to the approved FRP, subject to refund. In October 2010 and September 2011, consultants for the LPSC filed testimony objecting to certain components of SWEPCo's FRP calculations. Hearings are scheduled for May 2012. SWEPCo believes the rates as filed are in compliance with the FRP methodology previously approved by the LPSC. If the LPSC disagrees with SWEPCo, it could result in refunds which could reduce future net income and cash flows.

Mountaineer Carbon Capture and Storage Project

Carbon Capture and Sequestration Project with the Department of Energy (DOE) (Commercial Scale Project)

During 2010, AEPSC, on behalf of APCo, began the project definition stage for the potential construction of a new commercial scale CCS facility at the Mountaineer Plant. The DOE agreed to fund 50% of allowable costs incurred for the CCS facility up to a maximum of $334 million. A Front-End Engineering and Design (FEED) study was completed during the third quarter of 2011. Management postponed any further CCS project activities because of the uncertainty about the regulation of CO2. In June 2011, the FEED study costs were allocated among the AEP East companies, PSO and SWEPCo based on eligible plants that could potentially benefit from the carbon capture. As of December 31, 2011, the project has incurred $34 million in total project costs and has received $20 million of DOE and other eligible funding resulting in $14 million of net costs, of which $8 million was written off. The remaining $6 million in net costs are recorded in Regulatory Assets on the balance sheets. APCo's, I&M's, and SWEPCo's portions of remaining net costs are as follows:

Company	(in millions)
APCo	$1.3
I&M	1.7
SWEPCo	2.4

If the costs of the CCS project cannot be recovered, it would reduce future net income and cash flows.

FERC Rate Matters

Modification of the Transmission Coordination Agreement (TCA) – Affecting PSO and SWEPCo

PSO, SWEPCo and TNC are parties to the TCA, originally dated January 1, 1997, as amended. The TCA provides for the allocation among the parties of revenues collected for transmission and ancillary services provided under the Open Access Transmission Tariff (OATT).

In April 2011, the FERC accepted proposed revisions to the TCA. Under this amendment, TNC was removed from the TCA. In addition, the amended TCA provides for the allocation of SPP OATT revenues between PSO and SWEPCo based on the SPP formula rate revenue requirements for transmission investment and related expenses of each company. The amended TCA was effective May 1, 2011.

Effects of Regulation	12 Months Ended
Dec. 31, 2011
Effects of Regulation [Abstract]
Effects of Regulation

4. EFFECTS OF REGULATION

Regulatory assets are comprised of the following items:

	December 31,		Remaining
	2011	2010	Recovery Period
Current Regulatory Assets	(in millions)
Under-recovered Fuel Costs - earns a return	$56	$73	1 year
Under-recovered Fuel Costs - does not earn a return	9	8	1 year
Total Current Regulatory Assets	$65	$81

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending future
proceedings to determine the recovery method and timing:

Regulatory Assets Currently Earning a Return
Storm Related Costs	$24	$55
Economic Development Rider	13	6
Customer Choice Deferrals	-	59
Line Extension Carrying Costs	-	55
Acquisition of Monongahela Power	-	8
Other Regulatory Assets Not Yet Being Recovered	-	1
Regulatory Assets Currently Not Earning a Return
Deferred Wind Power Costs	38	29
Environmental Rate Adjustment Clause	18	56
Mountaineer Carbon Capture and Storage Product Validation Facility	14	60
Special Rate Mechanism for Century Aluminum	13	13
Litigation Settlement	11	-
Storm Related Costs	10	45
Acquisition of Monongahela Power	-	4
Other Regulatory Assets Not Yet Being Recovered	14	4
Total Regulatory Assets Not Yet Being Recovered	155	395

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Capacity Auction True-Up	692	-	13 years
Fuel Adjustment Clause	521	476	7 years
Expanded Net Energy Charge	327	361	2 years
Distribution Asset Recovery Rider	173	-	7 years
Unamortized Loss on Reacquired Debt	92	93	32 years
Storm Related Costs	65	38	7 years
Meter Replacement Costs	39	4	29 years
Transmission Cost Recovery Rider	28	-	2 years
RTO Formation/Integration Costs	18	21	8 years
Economic Development Rider	12	1	1 year
Red Rock Generating Facility	10	10	45 years
Other Regulatory Assets Being Recovered	15	17	various
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	2,308	2,161	13 years
Income Taxes, Net	1,237	1,097	37 years
Postemployment Benefits	47	51	4 years
Cook Nuclear Plant Refueling Outage Levelization	41	54	2 years
Storm Related Costs	35	21	7 years
Expanded Net Energy Charge	32	-	6 years
Environmental Rate Adjustment Clause	24	-	2 years
Deferred PJM Fees	22	7	1 year
Transmission Rate Adjustment Clause	20	19	2 years
Deferred Restructuring Costs	18	6	7 years
Unrealized Loss on Forward Commitments	16	10	2 years
Asset Retirement Obligation	14	15	9 years
Vegetation Management	11	13	1 year
Restructuring Transition Costs	8	14	5 years
Off-system Sales Margin Sharing	-	13
Other Regulatory Assets Being Recovered	46	46	various
Total Regulatory Assets Being Recovered	5,871	4,548

Total Noncurrent Regulatory Assets	$6,026	$4,943

Regulatory liabilities are comprised of the following items:

	December 31,		Remaining
	2011	2010	Refund Period
Current Regulatory Liabilities	(in millions)
Over-recovered Fuel Costs - pays a return	$5	$16	1 year
Over-recovered Fuel Costs - does not pay a return	3	1	1 year
Total Current Regulatory Liabilities	$8	$17

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
Refundable Construction Financing Costs	$53	$20
Other Regulatory Liabilities Not Yet Being Paid	5	-
Regulatory Liabilities Currently Not Paying a Return
Over-recovery of Costs Related to gridSMART®	4	10
Other Regulatory Liabilities Not Yet Being Paid	4	11
Total Regulatory Liabilities Not Yet Being Paid	66	41

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	2,270	2,222	(a)
Advanced Metering Infrastructure Surcharge	78	61	9 years
Deferred Investment Tax Credits	27	32	11 years
Excess Earnings	13	13	42 years
Other Regulatory Liabilities Being Paid	4	4	various
Regulatory Liabilities Currently Not Paying a Return
Excess Asset Retirement Obligations for Nuclear Decommissioning
Liability	377	354	(b)
Deferred Investment Tax Credits	144	242	75 years
Spent Nuclear Fuel Liability	43	42	(b)
Unrealized Gain on Forward Commitments	41	60	5 years
Over-recovery of Transition Charges	41	38	10 years
Energy Efficiency/Peak Demand Reduction	40	10	1 year
Deferred State Income Tax Coal Credits	29	29	10 years
Over-recovery of PJM Expenses	-	12
Other Regulatory Liabilities Being Paid	22	11	various
Total Regulatory Liabilities Being Paid	3,129	3,130

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax
Credits	$3,195	$3,171

(a)	Relieved as removal costs are incurred.
(b)	Relieved when plant is decommissioned.

Appalachian Power Co [Member]
Effects of Regulation [Abstract]
Effects of Regulation

4. EFFECTS OF REGULATION

Regulatory assets and liabilities are comprised of the following items:

	APCo			I&M
			Remaining			Remaining
	December 31,		Recovery	December 31,		Recovery
Regulatory Assets:	2011	2010	Period	2011	2010	Period
	(in thousands)			(in thousands)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$41,105	$18,300	1 year	$-	$-
Under-recovered Fuel Costs - does not earn a return	-	-		8,876	8,467	1 year
Total Current Regulatory Assets	$41,105	$18,300		$8,876	$8,467

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending
future proceedings to determine the recovery
method and timing:

Regulatory Assets Currently Not Earning a Return
Deferred Wind Power Costs	$38,192	$28,584		$-	$-
Virginia Environmental Rate Adjustment Clause	17,950	55,724		-	-
Mountaineer Carbon Capture and Storage
Product Validation Facility	14,155	59,866		-	-
Special Rate Mechanism for Century Aluminum	12,811	12,628		-	-
Transmission Agreement Phase-In	1,925	288		-	-
Mountaineer Carbon Capture and Storage
Commercial Scale Facility	1,335	-		1,680	-
Litigation Settlement	-	-		10,803	-
Storm Related Costs	-	25,225		-	-
Other Regulatory Assets Not Yet Being Recovered	1,010	316		-	-
Total Regulatory Assets Not Yet Being Recovered	87,378	182,631		12,483	-

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Expanded Net Energy Charge	326,766	361,314	2 years	-	-
Storm Related Costs	25,225	-	7 years	-	-
Unamortized Loss on Reacquired Debt	13,592	12,679	31 years	17,355	18,507	21 years
RTO Formation/Integration Costs	5,194	5,952	8 years	3,858	4,437	8 years
Customer Choice Implementation Costs	-	-		4,680	6,767	2 years
Other Regulatory Assets Being Recovered	-	-		-	1,103
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	512,025	523,009	30 years	188,749	159,453	37 years
Pension and OPEB Funded Status	362,322	335,105	13 years	291,392	268,080	13 years
Expanded Net Energy Charge	31,979	-	6 years	-	-
Virginia Environmental Rate Adjustment Clause	23,844	-	2 years	-	-
Postemployment Benefits	22,645	25,484	4 years	9,137	8,968	4 years
Virginia Transmission Rate Adjustment Clause	19,553	19,271	2 years	-	-
Storm Related Costs	16,324	-	7 years	-	-
Deferred Restructuring Costs	12,537	-	7 years	4,952	6,217	4 years
Asset Retirement Obligation	10,524	12,560	6 years	3,396	2,700	9 years
Deferred Wind Power Costs	6,284	-	2 years	-	-
Virginia Environmental and Reliability Costs
Recovery	3,838	4,421	2 years	-	-
Cook Nuclear Plant Refueling Outage Levelization	-	-		40,551	53,795	2 years
Deferred PJM Fees	-	-		21,746	7,078	1 year
River Transportation Division Expenses	-	-		1,899	339	1 year
West Virginia Reliability Expense	-	3,158		-	-
Off-system Sales Margin Sharing	-	-		-	13,091
Other Regulatory Assets Being Recovered	1,163	1,041	various	2,781	5,719	various
Total Regulatory Assets Being Recovered	1,393,815	1,303,994		590,496	556,254

Total Noncurrent Regulatory Assets	$1,481,193	$1,486,625		$602,979	$556,254

	APCo			I&M
			Remaining			Remaining
	December 31,		Refund	December 31,		Refund
Regulatory Liabilities:	2011	2010	Period	2011	2010	Period
	(in thousands)			(in thousands)
Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$-	$-		$25	$1	1 year
Total Current Regulatory Liabilities	$-	$-		$25	$1

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
Other Regulatory Liabilities Not Yet Being Paid	$-	$-		$318	$-
Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Not Yet Being Paid	327	-		136	147
Total Regulatory Liabilities Not Yet Being Paid	327	-		454	147

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	526,885	500,667	(a)	362,134	357,493	(a)
Deferred Investment Tax Credits	3,231	5,097	9 years	-	-
Regulatory Liabilities Currently Not Paying a Return
Deferred State Income Tax Coal Credits	28,727	28,900	10 years	-	-
Unrealized Gain on Forward Commitments	15,597	25,799	5 years	21,785	28,045	5 years
Deferred Investment Tax Credits	1,214	1,918	9 years	52,633	55,416	75 years
Energy Efficiency/Peak Demand Reduction	811	-	1 year	11,078	1,287	1 year
Excess Asset Retirement Obligations for Nuclear
Decommissioning Liability	-	-		377,162	353,689	(b)
Spent Nuclear Fuel Liability	-	-		42,603	41,932	(b)
Off-system Sales Margin Sharing	-	-		5,892	-	1 year
Indiana Clean Coal Technology Rider Liability	-	-		1,242	2,494	1 year
Over-recovery of PJM Expenses	-	-		-	11,671
Other Regulatory Liabilities Being Paid	-	-		219	23	various
Total Regulatory Liabilities Being Paid	576,465	562,381		874,748	852,050

Total Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits	$576,792	$562,381		$875,202	$852,197

(a)	Relieved as removal costs are incurred.
(b)	Relieved when plant is decommissioned.

Indiana Michigan Power Co [Member]
Effects of Regulation [Abstract]
Effects of Regulation

4. EFFECTS OF REGULATION

Regulatory assets and liabilities are comprised of the following items:

	APCo			I&M
			Remaining			Remaining
	December 31,		Recovery	December 31,		Recovery
Regulatory Assets:	2011	2010	Period	2011	2010	Period
	(in thousands)			(in thousands)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$41,105	$18,300	1 year	$-	$-
Under-recovered Fuel Costs - does not earn a return	-	-		8,876	8,467	1 year
Total Current Regulatory Assets	$41,105	$18,300		$8,876	$8,467

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending
future proceedings to determine the recovery
method and timing:

Regulatory Assets Currently Not Earning a Return
Deferred Wind Power Costs	$38,192	$28,584		$-	$-
Virginia Environmental Rate Adjustment Clause	17,950	55,724		-	-
Mountaineer Carbon Capture and Storage
Product Validation Facility	14,155	59,866		-	-
Special Rate Mechanism for Century Aluminum	12,811	12,628		-	-
Transmission Agreement Phase-In	1,925	288		-	-
Mountaineer Carbon Capture and Storage
Commercial Scale Facility	1,335	-		1,680	-
Litigation Settlement	-	-		10,803	-
Storm Related Costs	-	25,225		-	-
Other Regulatory Assets Not Yet Being Recovered	1,010	316		-	-
Total Regulatory Assets Not Yet Being Recovered	87,378	182,631		12,483	-

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Expanded Net Energy Charge	326,766	361,314	2 years	-	-
Storm Related Costs	25,225	-	7 years	-	-
Unamortized Loss on Reacquired Debt	13,592	12,679	31 years	17,355	18,507	21 years
RTO Formation/Integration Costs	5,194	5,952	8 years	3,858	4,437	8 years
Customer Choice Implementation Costs	-	-		4,680	6,767	2 years
Other Regulatory Assets Being Recovered	-	-		-	1,103
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	512,025	523,009	30 years	188,749	159,453	37 years
Pension and OPEB Funded Status	362,322	335,105	13 years	291,392	268,080	13 years
Expanded Net Energy Charge	31,979	-	6 years	-	-
Virginia Environmental Rate Adjustment Clause	23,844	-	2 years	-	-
Postemployment Benefits	22,645	25,484	4 years	9,137	8,968	4 years
Virginia Transmission Rate Adjustment Clause	19,553	19,271	2 years	-	-
Storm Related Costs	16,324	-	7 years	-	-
Deferred Restructuring Costs	12,537	-	7 years	4,952	6,217	4 years
Asset Retirement Obligation	10,524	12,560	6 years	3,396	2,700	9 years
Deferred Wind Power Costs	6,284	-	2 years	-	-
Virginia Environmental and Reliability Costs
Recovery	3,838	4,421	2 years	-	-
Cook Nuclear Plant Refueling Outage Levelization	-	-		40,551	53,795	2 years
Deferred PJM Fees	-	-		21,746	7,078	1 year
River Transportation Division Expenses	-	-		1,899	339	1 year
West Virginia Reliability Expense	-	3,158		-	-
Off-system Sales Margin Sharing	-	-		-	13,091
Other Regulatory Assets Being Recovered	1,163	1,041	various	2,781	5,719	various
Total Regulatory Assets Being Recovered	1,393,815	1,303,994		590,496	556,254

Total Noncurrent Regulatory Assets	$1,481,193	$1,486,625		$602,979	$556,254

	APCo			I&M
			Remaining			Remaining
	December 31,		Refund	December 31,		Refund
Regulatory Liabilities:	2011	2010	Period	2011	2010	Period
	(in thousands)			(in thousands)
Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$-	$-		$25	$1	1 year
Total Current Regulatory Liabilities	$-	$-		$25	$1

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
Other Regulatory Liabilities Not Yet Being Paid	$-	$-		$318	$-
Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Not Yet Being Paid	327	-		136	147
Total Regulatory Liabilities Not Yet Being Paid	327	-		454	147

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	526,885	500,667	(a)	362,134	357,493	(a)
Deferred Investment Tax Credits	3,231	5,097	9 years	-	-
Regulatory Liabilities Currently Not Paying a Return
Deferred State Income Tax Coal Credits	28,727	28,900	10 years	-	-
Unrealized Gain on Forward Commitments	15,597	25,799	5 years	21,785	28,045	5 years
Deferred Investment Tax Credits	1,214	1,918	9 years	52,633	55,416	75 years
Energy Efficiency/Peak Demand Reduction	811	-	1 year	11,078	1,287	1 year
Excess Asset Retirement Obligations for Nuclear
Decommissioning Liability	-	-		377,162	353,689	(b)
Spent Nuclear Fuel Liability	-	-		42,603	41,932	(b)
Off-system Sales Margin Sharing	-	-		5,892	-	1 year
Indiana Clean Coal Technology Rider Liability	-	-		1,242	2,494	1 year
Over-recovery of PJM Expenses	-	-		-	11,671
Other Regulatory Liabilities Being Paid	-	-		219	23	various
Total Regulatory Liabilities Being Paid	576,465	562,381		874,748	852,050

Total Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits	$576,792	$562,381		$875,202	$852,197

(a)	Relieved as removal costs are incurred.
(b)	Relieved when plant is decommissioned.

Ohio Power Co [Member]
Effects of Regulation [Abstract]
Effects of Regulation

4. EFFECTS OF REGULATION

Regulatory assets and liabilities are comprised of the following items:

	OPCo
			Remaining
	December 31,		Recovery
	2011	2010	Period
Regulatory Assets:	(in thousands)

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending future
proceedings to determine the recovery method and timing:

Regulatory Assets Currently Earning a Return
Economic Development Rider	$12,572	$6,114
Customer Choice Deferrals	-	58,857
Line Extension Carrying Costs	-	54,955
Storm Related Costs	-	30,143
Acquisition of Monongahela Power	-	7,929
Other Regulatory Assets Not Yet Being Recovered	-	678
Regulatory Assets Currently Not Earning a Return
Storm Related Costs	8,375	-
Acquisition of Monongahela Power	-	4,052
Other Regulatory Assets Not Yet Being Recovered	-	101
Total Regulatory Assets Not Yet Being Recovered	20,947	162,829

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Fuel Adjustment Clause	506,607	475,835	7 years
Distribution Asset Recovery Rider	173,274	-	7 years
Transmission Cost Recovery Rider	28,404	383	2 years
Unamortized Loss on Reacquired Debt	14,552	15,889	27 years
Economic Development Rider	11,738	1,406	1 year
RTO Formation/Integration Costs	7,836	8,967	8 years
Acquisition of Monongahela Power	-	504
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	389,712	363,831	13 years
Income Taxes, Net	190,981	182,286	20 years
Unrealized Loss on Forward Commitments	9,930	5,788	1 year
Postemployment Benefits	8,669	8,806	4 years
Enhanced Service Reliability Plan	4,454	3,377	1 year
Deferred Contribution Expense	3,400	-	4 years
Energy Efficiency/Peak Demand Reduction	-	2,221
Total Regulatory Assets Being Recovered	1,349,557	1,069,293

Total Noncurrent Regulatory Assets	$1,370,504	$1,232,122

	OPCo
			Remaining
	December 31,		Refund
	2011	2010	Period
Regulatory Liabilities:	(in thousands)

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
IGCC Preconstruction Costs	$4,196	$-
Regulatory Liabilities Currently Not Paying a Return
Over-recovery of Costs Related to gridSMART®	-	6,182
Low Income Customers/Economic Recovery	-	3,420
Other Regulatory Liabilities Not Yet Being Paid	216	3,166
Total Regulatory Liabilities Not Yet Being Paid	4,412	12,768

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	251,100	256,546	(a)
Economic Development Rider	2,428	336	1 year
Deferred Investment Tax Credits	549	1,085	8 years
Transmission Cost Recovery Rider	542	2,419	1 year
Regulatory Liabilities Currently Not Paying a Return
Energy Efficiency/Peak Demand Reduction	19,124	2,245	3 years
Deferred Investment Tax Credits	12,944	14,787	13 years
Over-recovery of Costs Related to gridSMART®	7,504	-	2 years
Low Income Customers/Economic Recovery	2,521	-	5 years
Unrealized Gain on Forward Commitments	-	105
Total Regulatory Liabilities Being Paid	296,712	277,523

Total Noncurrent Regulatory Liabilities and Deferred Investment
Tax Credits	$301,124	$290,291

(a)	Relieved as removal costs are incurred.

Public Service Co Of Oklahoma [Member]
Effects of Regulation [Abstract]
Effects of Regulation

4. EFFECTS OF REGULATION

Regulatory assets and liabilities are comprised of the following items:

	PSO			SWEPCo
			Remaining			Remaining
	December 31,		Recovery	December 31,		Recovery
	2011	2010	Period	2011	2010	Period
Regulatory Assets:	(in thousands)			(in thousands)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$4,313	$37,262	1 year	$10,843	$758	1 year

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending
future proceedings to determine the recovery
method and timing:

Regulatory Assets Currently Not Earning a Return
Mountaineer Carbon Capture and Storage
Commercial Scale Facility	$-	$-		$2,380	$-
Storm Related Costs	-	17,256		-	1,239
Other Regulatory Assets Not Yet Being Recovered	-	574		1,699	613
Total Regulatory Assets Not Yet Being Recovered	-	17,830		4,079	1,852

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Storm Related Costs	38,659	38,499	2 years	965	-	2 years
Unamortized Loss on Reacquired Debt	12,538	8,277	21 years	10,768	12,422	32 years
Red Rock Generating Facility	10,180	10,406	45 years	-	-
Acquisition of Valley Electric Membership
Corporation (VEMCO)	-	-		8,789	6,500	4 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	178,295	166,333	13 years	176,587	163,870	13 years
Vegetation Management	11,196	13,303	1 year	-	-
Deferral of Major Generation Overhauls	6,133	4,083	6 years	-	-
Energy Efficiency/Peak Demand Reduction	4,394	3,705	1 year	1,284	495	1 year
Income Taxes, Net	2,923	691	33 years	178,826	132,118	28 years
Unrealized Loss on Forward Commitments	1,706	285	2 years	4,684	2,975	2 years
Rate Case Expense	216	-	2 years	3,602	4,606	2 years
Storm Related Costs	-	-		2,556	4,800	2 years
Dolet Hills Deferred Fuel	-	-		1,886	2,725	3 years
Other Regulatory Assets Being Recovered	305	133	various	250	335	various
Total Regulatory Assets Being Recovered	266,545	245,715		390,197	330,846

Total Noncurrent Regulatory Assets	$266,545	$263,545		$394,276	$332,698

	PSO			SWEPCo
			Remaining			Remaining
	December 31,		Refund	December 31,		Refund
	2011	2010	Period	2011	2010	Period
Regulatory Liabilities:	(in thousands)			(in thousands)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$-	$-		$5,032	$16,432	1 year

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
Refundable Construction Financing Costs	$-	$-		$52,594	$20,139
Regulatory Liabilities Currently Not Paying a Return
Over-recovery of Costs Related to gridSMART®	4,232	3,806		-	-
Storm Related Costs	2,248	3,493		-	-
Other Regulatory Liabilities Not Yet Being Paid	-	-		806	806
Total Regulatory Liabilities Not Yet Being Paid	6,480	7,299		53,400	20,945

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	280,491	284,230	(a)	353,067	346,402	(a)
Excess Earnings	-	-		3,047	3,119	42 years
Other Regulatory Liabilities Being Paid	-	-		1,305	1,667	various
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	40,310	41,166	37 years	13,318	13,868	27 years
Energy Efficiency/Peak Demand Reduction	6,444	4,266	1 year	-	-
Vegetation Management	-	-		3,158	5,672	1 year
Other Regulatory Liabilities Being Paid	1,087	-	various	1,276	2,000	various
Total Regulatory Liabilities Being Paid	328,332	329,662		375,171	372,728

Total Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits	$334,812	$336,961		$428,571	$393,673

(a)	Relieved as removal costs are incurred.

Southwestern Electric Power Co [Member]
Effects of Regulation [Abstract]
Effects of Regulation

4. EFFECTS OF REGULATION

Regulatory assets and liabilities are comprised of the following items:

	PSO			SWEPCo
			Remaining			Remaining
	December 31,		Recovery	December 31,		Recovery
	2011	2010	Period	2011	2010	Period
Regulatory Assets:	(in thousands)			(in thousands)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$4,313	$37,262	1 year	$10,843	$758	1 year

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending
future proceedings to determine the recovery
method and timing:

Regulatory Assets Currently Not Earning a Return
Mountaineer Carbon Capture and Storage
Commercial Scale Facility	$-	$-		$2,380	$-
Storm Related Costs	-	17,256		-	1,239
Other Regulatory Assets Not Yet Being Recovered	-	574		1,699	613
Total Regulatory Assets Not Yet Being Recovered	-	17,830		4,079	1,852

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Storm Related Costs	38,659	38,499	2 years	965	-	2 years
Unamortized Loss on Reacquired Debt	12,538	8,277	21 years	10,768	12,422	32 years
Red Rock Generating Facility	10,180	10,406	45 years	-	-
Acquisition of Valley Electric Membership
Corporation (VEMCO)	-	-		8,789	6,500	4 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	178,295	166,333	13 years	176,587	163,870	13 years
Vegetation Management	11,196	13,303	1 year	-	-
Deferral of Major Generation Overhauls	6,133	4,083	6 years	-	-
Energy Efficiency/Peak Demand Reduction	4,394	3,705	1 year	1,284	495	1 year
Income Taxes, Net	2,923	691	33 years	178,826	132,118	28 years
Unrealized Loss on Forward Commitments	1,706	285	2 years	4,684	2,975	2 years
Rate Case Expense	216	-	2 years	3,602	4,606	2 years
Storm Related Costs	-	-		2,556	4,800	2 years
Dolet Hills Deferred Fuel	-	-		1,886	2,725	3 years
Other Regulatory Assets Being Recovered	305	133	various	250	335	various
Total Regulatory Assets Being Recovered	266,545	245,715		390,197	330,846

Total Noncurrent Regulatory Assets	$266,545	$263,545		$394,276	$332,698

	PSO			SWEPCo
			Remaining			Remaining
	December 31,		Refund	December 31,		Refund
	2011	2010	Period	2011	2010	Period
Regulatory Liabilities:	(in thousands)			(in thousands)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$-	$-		$5,032	$16,432	1 year

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
Refundable Construction Financing Costs	$-	$-		$52,594	$20,139
Regulatory Liabilities Currently Not Paying a Return
Over-recovery of Costs Related to gridSMART®	4,232	3,806		-	-
Storm Related Costs	2,248	3,493		-	-
Other Regulatory Liabilities Not Yet Being Paid	-	-		806	806
Total Regulatory Liabilities Not Yet Being Paid	6,480	7,299		53,400	20,945

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	280,491	284,230	(a)	353,067	346,402	(a)
Excess Earnings	-	-		3,047	3,119	42 years
Other Regulatory Liabilities Being Paid	-	-		1,305	1,667	various
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	40,310	41,166	37 years	13,318	13,868	27 years
Energy Efficiency/Peak Demand Reduction	6,444	4,266	1 year	-	-
Vegetation Management	-	-		3,158	5,672	1 year
Other Regulatory Liabilities Being Paid	1,087	-	various	1,276	2,000	various
Total Regulatory Liabilities Being Paid	328,332	329,662		375,171	372,728

Total Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits	$334,812	$336,961		$428,571	$393,673

(a)	Relieved as removal costs are incurred.

Commitments, Guarantees and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments Guarantees and Contingencies [Abstract]
Commitments, Guarantees and Contingencies [Text Block]

5. COMMITMENTS, GUARANTEES AND CONTINGENCIES

We are subject to certain claims and legal actions arising in our ordinary course of business. In addition, our business activities are subject to extensive governmental regulation related to public health and the environment. The ultimate outcome of such pending or potential litigation against us cannot be predicted. For current proceedings not specifically discussed below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material adverse effect on our financial statements.

COMMITMENTS

Construction and Commitments

The AEP System has substantial construction commitments to support its operations and environmental investments. In managing the overall construction program and in the normal course of business, we contractually commit to third-party construction vendors for certain material purchases and other construction services. We forecast approximately $3.1 billion of construction expenditures, excluding equity AFUDC and capitalized interest, for 2012. The subsidiaries purchase fuel, materials, supplies, services and property, plant and equipment under contract as part of their normal course of business. Certain supply contracts contain penalty provisions for early termination.

The following table summarizes our actual contractual commitments at December 31, 2011:

	Less Than 1			After
Contractual Commitments	year	2-3 years	4-5 years	5 years	Total

	(in millions)
Fuel Purchase Contracts (a)	$2,867	$3,918	$2,574	$3,108	$12,467
Energy and Capacity Purchase Contracts (b)	104	213	217	1,066	1,600
Construction Contracts for Capital Assets (c)	60	-	-	-	60
Total	$3,031	$4,131	$2,791	$4,174	$14,127

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.
(b)	Represents contractual commitments for energy and capacity purchase contracts.
(c)	Represents only capital assets for which we have signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

GUARANTEES

We record liabilities for guarantees in accordance with the accounting guidance for “Guarantees.” There is no collateral held in relation to any guarantees. In the event any guarantee is drawn, there is no recourse to third parties unless specified below.

Letters of Credit

We enter into standby letters of credit with third parties. As Parent, we issue all of these letters of credit in our ordinary course of business on behalf of our subsidiaries. These letters of credit cover items such as gas and electricity risk management contracts, construction contracts, insurance programs, security deposits and debt service reserves.

We have credit facilities totaling $3.25 billion, under which we may issue up to $1.35 billion as letters of credit. In July 2011, we replaced the $1.5 billion facility due in 2012 with a new $1.75 billion facility maturing in July 2016 and extended the $1.5 billion facility due in 2013 to expire in June 2015. As of December 31, 2011, the maximum future payments for letters of credit issued under the two credit facilities were $134 million with maturities ranging from January 2012 to October 2012.

In March 2011, we terminated a $478 million credit agreement that was scheduled to mature in April 2011 and was used to support $472 million of variable rate Pollution Control Bonds. In March 2011, we remarketed $357 million of variable rate Pollution Control Bonds supported by bilateral letters of credit for $361 million. The letters of credit have maturities ranging from March 2013 to March 2014. The remaining $115 million of Pollution Control Bonds were reacquired and are held by trustees.

In July 2011, we remarketed $45 million of variable rate Pollution Control Bonds supported by bilateral letters of credit for $46 million. The letters of credit mature in July 2014.

Guarantees of Third-Party Obligations

SWEPCo

As part of the process to receive a renewal of a Texas Railroad Commission permit for lignite mining, SWEPCo provides guarantees of mine reclamation. In July 2011, SWEPCo's guarantee was increased from $65 million to $100 million due to expansion of the mining area. Since SWEPCo uses self-bonding, the guarantee provides for SWEPCo to commit to use its resources to complete the reclamation in the event the work is not completed by Sabine. This guarantee ends upon depletion of reserves and completion of final reclamation. Based on the latest study, we estimate the reserves will be depleted in 2036 with final reclamation completed by 2046 at an estimated cost of approximately $58 million. As of December 31, 2011, SWEPCo has collected approximately $54 million through a rider for final mine closure and reclamation costs, of which $2 million is recorded in Other Current Liabilities, $22 million is recorded in Deferred Credits and Other Noncurrent Liabilities and $30 million is recorded in Asset Retirement Obligations on our balance sheets.

Sabine charges SWEPCo, its only customer, all of its costs. SWEPCo passes these costs to customers through its fuel clause.

Indemnifications and Other Guarantees

Contracts

We enter into several types of contracts which require indemnifications. Typically these contracts include, but are not limited to, sale agreements, lease agreements, purchase agreements and financing agreements. Generally, these agreements may include, but are not limited to, indemnifications around certain tax, contractual and environmental matters. With respect to sale agreements, our exposure generally does not exceed the sale price. The status of certain sale agreements is discussed in the “Dispositions” section of Note 6. As of December 31, 2011, there were no material liabilities recorded for any indemnifications.

Lease Obligations

We lease certain equipment under master lease agreements. See “Master Lease Agreements” and “Railcar Lease” sections of Note 12 for disclosure of lease residual value guarantees.

ENVIRONMENTAL CONTINGENCIES

Carbon Dioxide Public Nuisance Claims

In 2004, eight states and the City of New York filed an action in Federal District Court for the Southern District of New York against AEP, AEPSC, Cinergy Corp, Xcel Energy, Southern Company and Tennessee Valley Authority. The Natural Resources Defense Council, on behalf of three special interest groups, filed a similar complaint against the same defendants. The actions allege that CO2 emissions from the defendants' power plants constitute a public nuisance under federal common law due to impacts of global warming and sought injunctive relief in the form of specific emission reduction commitments from the defendants. The trial court dismissed the lawsuits.

In September 2009, the Second Circuit Court of Appeals issued a ruling on appeal remanding the cases to the Federal District Court for the Southern District of New York. The Second Circuit held that the issues of climate change and global warming do not raise political questions and that Congress' refusal to regulate CO2 emissions does not mean that plaintiffs must wait for an initial policy determination by Congress or the President's administration to secure the relief sought in their complaints. In 2010, the U.S. Supreme Court granted the defendants' petition for review. In June 2011, the U.S. Supreme Court reversed and remanded the case to the Court of Appeals, finding that plaintiffs' federal common law claims are displaced by the regulatory authority granted to the Federal EPA under the CAA. After the remand, the plaintiffs asked the Second Circuit to return the case to the district court so that they could withdraw their complaints. The cases were returned to the district court and the plaintiffs' federal common law claims were dismissed in December 2011.

In October 2009, the Fifth Circuit Court of Appeals reversed a decision by the Federal District Court for the District of Mississippi dismissing state common law nuisance claims in a putative class action by Mississippi residents asserting that CO2 emissions exacerbated the effects of Hurricane Katrina. The Fifth Circuit held that there was no exclusive commitment of the common law issues raised in plaintiffs' complaint to a coordinate branch of government and that no initial policy determination was required to adjudicate these claims. The court granted petitions for rehearing. An additional recusal left the Fifth Circuit without a quorum to reconsider the decision and the appeal was dismissed, leaving the district court's decision in place. Plaintiffs filed a petition with the U.S. Supreme Court asking the court to remand the case to the Fifth Circuit and reinstate the panel decision. The petition was denied in January 2011. Plaintiffs refiled their complaint in federal district court. The court ordered all defendants to respond to the refiled complaints in October 2011. We believe the claims are without merit, and in addition to other defenses, are barred by the doctrine of collateral estoppel and the applicable statute of limitations. We intend to defend against the claims. We are unable to determine a range of potential losses that are reasonably possible of occurring.

Alaskan Villages' Claims

In 2008, the Native Village of Kivalina and the City of Kivalina, Alaska filed a lawsuit in Federal Court in the Northern District of California against AEP, AEPSC and 22 other unrelated defendants including oil and gas companies, a coal company and other electric generating companies. The complaint alleges that the defendants' emissions of CO2 contribute to global warming and constitute a public and private nuisance and that the defendants are acting together. The complaint further alleges that some of the defendants, including AEP, conspired to create a false scientific debate about global warming in order to deceive the public and perpetuate the alleged nuisance. The plaintiffs also allege that the effects of global warming will require the relocation of the village at an alleged cost of $95 million to $400 million. In October 2009, the judge dismissed plaintiffs' federal common law claim for nuisance, finding the claim barred by the political question doctrine and by plaintiffs' lack of standing to bring the claim. The judge also dismissed plaintiffs' state law claims without prejudice to refiling in state court. The plaintiffs appealed the decision. The defendants requested that the court defer setting this case for oral argument until after the Supreme Court issues its decision in the CO2 public nuisance case discussed above. The court accepted supplemental briefing on the impact of the Supreme Court's decision and heard oral argument in November 2011. We believe the action is without merit and intend to defend against the claims. We are unable to determine a range of potential losses that are reasonably possible of occurring.

The Comprehensive Environmental Response Compensation and Liability Act (Superfund) and State Remediation

By-products from the generation of electricity include materials such as ash, slag, sludge, low-level radioactive waste and SNF. Coal combustion by-products, which constitute the overwhelming percentage of these materials, are typically treated and deposited in captive disposal facilities or are beneficially utilized. In addition, our generating plants and transmission and distribution facilities have used asbestos, polychlorinated biphenyls and other hazardous and nonhazardous materials. We currently incur costs to dispose of these substances safely.

Superfund addresses clean-up of hazardous substances that have been released to the environment. The Federal EPA administers the clean-up programs. Several states have enacted similar laws. At December 31, 2011, our subsidiaries are named by the Federal EPA as a Potentially Responsible Party (PRP) for four sites for which alleged liability is unresolved. There are nine additional sites for which our subsidiaries have received information requests which could lead to PRP designation. Our subsidiaries have also been named potentially liable at four sites under state law including the I&M site discussed in the next paragraph. In those instances where we have been named a PRP or defendant, our disposal or recycling activities were in accordance with the then-applicable laws and regulations. Superfund does not recognize compliance as a defense, but imposes strict liability on parties who fall within its broad statutory categories. Liability has been resolved for a number of sites with no significant effect on net income.

In 2008, I&M received a letter from the Michigan Department of Environmental Quality (MDEQ) concerning conditions at a site under state law and requesting I&M take voluntary action necessary to prevent and/or mitigate public harm. I&M started remediation work in accordance with a plan approved by MDEQ. I&M's provision is approximately $10 million. As the remediation work is completed, I&M's cost may continue to increase as new information becomes available concerning either the level of contamination at the site or changes in the scope of remediation required by the MDEQ. We cannot predict the amount of additional cost, if any.

We evaluate the potential liability for each Superfund site separately, but several general statements can be made about our potential future liability. Allegations that materials were disposed at a particular site are often unsubstantiated and the quantity of materials deposited at a site can be small and often nonhazardous. Although Superfund liability has been interpreted by the courts as joint and several, typically many parties are named as PRPs for each site and several of the parties are financially sound enterprises. At present, our estimates do not anticipate material cleanup costs for any of our identified Superfund sites, except the I&M site discussed above.

Amos Plant – State and Federal Enforcement Proceedings

In March 2010, we received a letter from the West Virginia Department of Environmental Protection, Division of Air Quality (DAQ), alleging that at various times in 2007 through 2009 the units at Amos Plant reported periods of excess opacity (indicator of compliance with PM emission limits) that lasted for more than 30 consecutive minutes in a 24-hour period and that certain required notifications were not made. We met with representatives of DAQ to discuss these occurrences and the steps we have taken to prevent a recurrence. DAQ indicated that additional enforcement action may be taken, including imposition of a civil penalty of approximately $240 thousand. We have denied that violations of the reporting requirements occurred and maintain that the proper reporting was done. In March 2011, we resolved these issues through the entry of a consent order that included the payment of a $75 thousand civil penalty and certain improvements in our opacity reports.

In March 2010, we received a request to show cause from the Federal EPA alleging that certain reporting requirements under Superfund and the Emergency Planning and Community Right-to-Know Act had been violated and inviting us to engage in settlement negotiations. The request includes a proposed civil penalty of approximately $300 thousand. We provided additional information to representatives of the Federal EPA. Based on the information we submitted, the Federal EPA determined that it will not further pursue enforcement for several alleged violations and we agreed to resolve the remaining allegations through a consent order that includes payment of a $36 thousand civil penalty.

NUCLEAR CONTINGENCIES

I&M owns and operates the two-unit 2,191 MW Cook Plant under licenses granted by the Nuclear Regulatory Commission (NRC). We have a significant future financial commitment to dispose of SNF and to safely decommission and decontaminate the plant. The licenses to operate the two nuclear units at the Cook Plant expire in 2034 and 2037. The operation of a nuclear facility also involves special risks, potential liabilities and specific regulatory and safety requirements. By agreement, I&M is partially liable, together with all other electric utility companies that own nuclear generating units, for a nuclear power plant incident at any nuclear plant in the U.S. Should a nuclear incident occur at any nuclear power plant in the U.S., the liability could be substantial.

Decommissioning and Low Level Waste Accumulation Disposal

The cost to decommission a nuclear plant is affected by NRC regulations and the SNF disposal program. Decommissioning costs are accrued over the service life of the Cook Plant. The most recent decommissioning cost study was performed in 2009. According to that study, the estimated cost of decommissioning and disposal of low-level radioactive waste ranges from $831 million to $1.5 billion in 2009 nondiscounted dollars. The wide range in estimated costs is caused by variables in assumptions. I&M recovers estimated decommissioning costs for the Cook Plant in its rates. The amount recovered in rates was $14 million in 2011, $14 million in 2010 and $16 million in 2009. Reduced annual decommissioning cost recovery amounts reflect the units' longer estimated life and operating licenses granted by the NRC. Decommissioning costs recovered from customers are deposited in external trusts.

At December 31, 2011 and 2010, the total decommissioning trust fund balance was $1.3 billion and $1.2 billion, respectively. Trust fund earnings increase the fund assets and decrease the amount remaining to be recovered from ratepayers. The decommissioning costs (including interest, unrealized gains and losses and expenses of the trust funds) increase or decrease the recorded liability.

I&M continues to work with regulators and customers to recover the remaining estimated costs of decommissioning the Cook Plant. However, future net income, cash flows and possibly financial condition would be adversely affected if the cost of SNF disposal and decommissioning continues to increase and cannot be recovered.

SNF Disposal

The Federal government is responsible for permanent SNF disposal and assesses fees to nuclear plant owners for SNF disposal. A fee of one mill per KWH for fuel consumed after April 6, 1983 at the Cook Plant is being collected from customers and remitted to the U.S. Treasury. At December 31, 2011 and 2010, fees and related interest of $265 million and $265 million, respectively, for fuel consumed prior to April 7, 1983 have been recorded as Long-term Debt and funds collected from customers along with related earnings totaling $308 million and $307 million, respectively, to pay the fee are recorded as part of Spent Nuclear Fuel and Decommissioning Trusts. I&M has not paid the government the pre-April 1983 fees due to continued delays and uncertainties related to the federal disposal program.

In 2011, I&M signed a settlement agreement with the Federal government which permits I&M to make annual filings to recover certain SNF storage costs incurred as a result of the government's delays in accepting SNF for permanent storage. Under the settlement agreement, I&M received $14 million to recover costs and will be eligible to receive additional payment of annual claims for allowed costs that are incurred through December 31, 2013. The proceeds reduced capital costs for dry cask storage.

See “Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal” section of Note 10 for disclosure of the fair value of assets within the trusts.

Nuclear Incident Liability

I&M carries insurance coverage for property damage, decommissioning and decontamination at the Cook Plant in the amount of $1.8 billion. I&M purchases $1 billion of excess coverage for property damage, decommissioning and decontamination. Additional insurance provides coverage for a weekly indemnity payment resulting from an insured accidental outage. I&M utilizes an industry mutual insurer for the placement of this insurance coverage. Participation in this mutual insurance requires a contingent financial obligation of up to $41 million for I&M which is assessable if the insurer's financial resources would be inadequate to pay for losses.

The Price-Anderson Act, extended through December 31, 2025, establishes insurance protection for public liability arising from a nuclear incident at $12.6 billion and covers any incident at a licensed reactor in the U.S. Commercially available insurance, which must be carried for each licensed reactor, provides $375 million of coverage. In the event of a nuclear incident at any nuclear plant in the U.S., the remainder of the liability would be provided by a deferred premium assessment of $117.5 million on each licensed reactor in the U.S. payable in annual installments of $17.5 million. As a result, I&M could be assessed $235 million per nuclear incident payable in annual installments of $35 million. The number of incidents for which payments could be required is not limited.

In the event of an incident of a catastrophic nature, I&M is initially covered for the first $375 million through commercially available insurance. The next level of liability coverage of up to $12.2 billion would be covered by claims made under the Price-Anderson Act. If the liability were in excess of amounts recoverable from insurance and retrospective claim payments made under the Price-Anderson Act, I&M would seek to recover those amounts from customers through rate increases. In the event nuclear losses or liabilities are underinsured or exceed accumulated funds and recovery from customers is not possible, net income, cash flows and financial condition could be adversely affected.

Cook Plant Unit 1 Fire and Shutdown

In September 2008, I&M shut down Cook Plant Unit 1 (Unit 1) due to turbine vibrations, caused by blade failure, which resulted in significant turbine damage and a small fire on the electric generator. This equipment, located in the turbine building, is separate and isolated from the nuclear reactor. The turbine rotors that caused the vibration were installed in 2006 and are within the vendor's warranty period. The warranty provides for the repair or replacement of the turbine rotors if the damage was caused by a defect in materials or workmanship. Repair of the property damage and replacement of the turbine rotors and other equipment cost approximately $400 million. Management believes that I&M should recover a significant portion of these costs through the turbine vendor's warranty, insurance and the regulatory process. Due to the extensive lead time required to manufacture and install new turbine rotors, I&M repaired Unit 1 and it resumed operations in December 2009 at slightly reduced power. The installation of the new turbine rotors and other equipment occurred as planned during the fall 2011 refueling outage of Unit 1.

I&M maintains insurance through NEIL. As of December 31, 2011, we recorded $64 million in Prepayments and Other Current Assets on our balance sheets representing amounts due from NEIL under the insurance policies. Through December 31, 2011, I&M received partial payments of $203 million from NEIL for the cost incurred to date to repair the property damage.

I&M also maintains a separate accidental outage policy with NEIL. In 2009, I&M recorded $185 million in revenue under the policy and reduced the cost of replacement power in customers' bills by $78 million.

NEIL is reviewing claims made under the insurance policies to ensure that claims associated with the outage are covered by the policies. The review by NEIL includes the timing of the unit's return to service and whether the return should have occurred earlier reducing the amount received under the accidental outage policy. If the ultimate costs of the incident are not covered by warranty, insurance or through the regulatory process or if any future regulatory proceedings are adverse, it could have an adverse impact on net income, cash flows and financial condition.

OPERATIONAL CONTINGENCIES

Insurance and Potential Losses

We maintain insurance coverage normal and customary for an integrated electric utility, subject to various deductibles. Our insurance includes coverage for all risks of physical loss or damage to our nonnuclear assets, subject to insurance policy conditions and exclusions. Covered property generally includes power plants, substations, facilities and inventories. Excluded property generally includes transmission and distribution lines, poles and towers. Our insurance programs also generally provide coverage against loss arising from certain claims made by third parties and are in excess of retentions absorbed by us. Coverage is generally provided by a combination of our protected cell of EIS and/or various industry mutual and/or commercial insurance carriers.

See “Nuclear Contingencies” section of this footnote for a discussion of nuclear exposures and related insurance.

Some potential losses or liabilities may not be insurable or the amount of insurance carried may not be sufficient to meet potential losses and liabilities, including, but not limited to, liabilities relating to damage to the Cook Plant and costs of replacement power in the event of an incident at the Cook Plant. Future losses or liabilities, if they occur, which are not completely insured, unless recovered from customers, could have a material adverse effect on our net income, cash flows and financial condition.

Fort Wayne Lease

Since 1975, I&M has leased certain energy delivery assets from the City of Fort Wayne, Indiana under a long-term lease that expired on February 28, 2010. I&M negotiated with Fort Wayne to purchase the assets at the end of the lease and reached an agreement (subject to IURC approval) in 2010. The agreement required I&M to purchase the remaining leased property and settled claims Fort Wayne asserted. The agreement provided that I&M pay Fort Wayne a total of $39 million, including interest, over 15 years and Fort Wayne recognized that I&M is the exclusive electricity supplier in the Fort Wayne area. In August 2011, the IURC approved a settlement agreement with the Indiana Office of Utility Consumer Counselor. The transaction is final.

Enron Bankruptcy

In 2001, we purchased Houston Pipeline Company (HPL) from Enron. Various HPL-related contingencies and indemnities from Enron remained unsettled at the date of Enron's bankruptcy. In connection with our acquisition of HPL, we entered into an agreement with BAM Lease Company, which granted HPL the exclusive right to use approximately 55 billion cubic feet (BCF) of cushion gas required for the normal operation of the Bammel gas storage facility. At the time of our acquisition of HPL, BOA and certain other banks (the BOA Syndicate) and Enron entered into an agreement granting HPL the exclusive use of the cushion gas. Also at the time of our acquisition, Enron and the BOA Syndicate released HPL from all prior and future liabilities and obligations in connection with the financing arrangement. After the Enron bankruptcy, the BOA Syndicate informed HPL of a purported default by Enron under the terms of the financing arrangement. This dispute was litigated in the Enron bankruptcy proceedings and in federal courts in Texas and New York.

In 2007, the judge in the New York action issued a decision on all claims, including those that were pending trial in Texas, granting BOA summary judgment and dismissing our claims. In August 2008, the New York court entered a final judgment of $346 million. In May 2009, the judge awarded $20 million of attorneys' fees to BOA. We appealed these awards. In October 2010, the Court of Appeals affirmed the New York district court's decision as to the final judgment of $346 million plus interest and reversed the New York district court decision as to the judgment dismissing our claims against BOA in the Southern District of Texas.

In 2005, we sold our interest in HPL for approximately $1 billion. Although the assets were legally transferred, we were unable to determine all costs associated with the transfer until the BOA litigation was resolved. We indemnified the buyer of HPL against any damages up to the purchase price resulting from the BOA litigation, including the right to use the 55 BCF of natural gas through 2031. As a result, we deferred the entire gain related to the sale of HPL (approximately $380 million) pending resolution of the Enron and BOA disputes.

The deferred gain related to the sale of HPL, plus accrued interest and attorneys' fees related to the New York court's judgment, was $448 million at December 31, 2010 and was included in Current Liabilities – Deferred Gain and Accrued Litigation Costs on the balance sheet.

In February 2011, we reached a settlement covering all claims with BOA and Enron for $425 million. As part of the settlement, we received title to the 55 BCF of natural gas in the Bammel storage facility and recorded this asset at fair value. Under the HPL sales agreement, we have a service obligation to the buyer for the right to use the cushion gas through May 2031. We recognized the obligation as a liability and will amortize it over the life of the agreement.

The settlement resulted in a pretax gain of $51 million and a net loss after tax of $22 million primarily due to an unrealized capital loss valuation allowance of $56 million.

At the time of the settlement, the following table sets forth its impact on our 2011 financial statements:

Statement of Income:	(in millions)
Other Operation Expense - Pretax Gain on Settlement	$51
Income Tax Expense	73
Net Loss After Tax	$(22)

Cash Flow Statement:
Net Income - Loss on Settlement with BOA and Enron	$(22)
Deferred Income Taxes	91
Gain on Settlement with BOA and Enron	(51)
Settlement of Litigation with BOA and Enron	(211)
Accrued Taxes, Net	(18)
Acquisition of Cushion Gas from BOA	(214)
Cash Paid	$(425)

Balance Sheet:
Deferred Charges and Other Noncurrent Assets - Gas Acquired	$214
Deferred Credits and Other Noncurrent Liabilities - Gas Service Liability	187
Accrued Taxes - Tax Benefit on Settlement with BOA and Enron	18
Deferred Income Taxes - Deferred Tax Benefit on Gas Service Liability	66

Natural Gas Markets Lawsuits

In 2002, the Lieutenant Governor of California filed a lawsuit in Los Angeles County California Superior Court against numerous energy companies, including AEP, alleging violations of California law through alleged fraudulent reporting of false natural gas price and volume information with an intent to affect the market price of natural gas and electricity. AEP was dismissed from the case. A number of similar cases were also filed in California and in state and federal courts in several states making essentially the same allegations under federal or state laws against the same companies. AEP (or a subsidiary) is among the companies named as defendants in some of these cases. In 2008, we settled all of the cases pending against us in California. In July 2011, the judge in the Federal District Court in Las Vegas granted summary judgment dismissing the cases where AEP companies were defendants. Also in July 2011, the plaintiffs in these cases filed notices of appeal to the Ninth Circuit Court of Appeals. We will continue to defend the remaining cases where an AEP company is a defendant, all of which were dismissed by the Federal District Court in Las Vegas and are currently on appeal. We believe the provision we have for the remaining cases is adequate and the remaining exposure is immaterial.

Appalachian Power Co [Member]
Commitments Guarantees and Contingencies [Abstract]
Commitments, Guarantees and Contingencies [Text Block]

5. COMMITMENTS, GUARANTEES AND CONTINGENCIES

The Registrant Subsidiaries are subject to certain claims and legal actions arising in their ordinary course of business. In addition, their business activities are subject to extensive governmental regulation related to public health and the environment. The ultimate outcome of such pending or potential litigation cannot be predicted. For current proceedings not specifically discussed below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material adverse effect on the financial statements.

COMMITMENTS

Construction and Commitments – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries have substantial construction commitments to support their operations and environmental investments. In managing the overall construction program and in the normal course of business, the Registrant Subsidiaries contractually commit to third-party construction vendors for certain material purchases and other construction services. The following table shows the forecasted construction expenditures, excluding equity AFUDC and capitalized interest, by Registrant Subsidiary for 2012:

Forecasted
Construction
Company	Expenditures
(in millions)
APCo	$449
I&M	468
OPCo	569
PSO	204
SWEPCo	475

The Registrant Subsidiaries also purchase fuel, materials, supplies, services and property, plant and equipment under contract as part of their normal course of business. Certain supply contracts contain penalty provisions for early termination.

The following tables summarize the Registrant Subsidiaries' actual contractual commitments at December 31, 2011:

	Less Than 1			After
Contractual Commitments - APCo	year	2-3 years	4-5 years	5 years	Total

	(in thousands)
Fuel Purchase Contracts (a)	$702,667	$884,784	$444,453	$233,099	$2,265,003
Energy and Capacity Purchase Contracts (b)	14,154	26,779	27,508	172,766	241,207
Construction Contracts for Capital Assets (c)	3,891	-	-	-	3,891
Total	$720,712	$911,563	$471,961	$405,865	$2,510,101

(a)       Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)       Represents contractual commitments for energy and capacity purchase contracts.

(c)       Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of projects costs.

GUARANTEES

Liabilities for guarantees are recorded in accordance with the accounting guidance for “Guarantees.” There is no collateral held in relation to any guarantees. In the event any guarantee is drawn, there is no recourse to third parties unless specified below.

Letters of Credit – Affecting APCo, I&M, OPCo and SWEPCo

Certain Registrant Subsidiaries enter into standby letters of credit with third parties. These letters of credit are issued in the ordinary course of business and cover items such as insurance programs, security deposits and debt service reserves.

In March 2011, the Registrant Subsidiaries and certain other companies in the AEP System terminated a $478 million credit agreement that was scheduled to mature in April 2011 and was used to support $472 million of variable rate Pollution Control Bonds. In March 2011, certain of these variable rate Pollution Control bonds were remarketed and supported by bilateral letters of credit for $361 million while others were reacquired and are being held in trust as follows:

		Reacquired	Bilateral	Maturity of
		and Held	Letters of	Bilateral Letters
Company	Remarketed	in Trust	Credit	of Credit
	(in thousands)
APCo	$229,650	$-	$232,293	March 2013 to March 2014
I&M	77,000	-	77,886	March 2013
OPCo	50,000	115,000	50,575	March 2013

Indemnifications and Other Guarantees – Affecting APCo, I&M, OPCo, PSO and SWEPCo

Contracts

The Registrant Subsidiaries enter into certain types of contracts which require indemnifications. Typically these contracts include, but are not limited to, sale agreements, lease agreements, purchase agreements and financing agreements. Generally, these agreements may include, but are not limited to, indemnifications around certain tax, contractual and environmental matters. With respect to sale agreements, exposure generally does not exceed the sale price. As of December 31, 2011, there were no material liabilities recorded for any indemnifications.

APCo, I&M and OPCo are jointly and severally liable for activity conducted by AEPSC on behalf of the AEP East companies related to purchase power and sale activity pursuant to the SIA. PSO and SWEPCo are jointly and severally liable for activity conducted by AEPSC on behalf of PSO and SWEPCo related to purchase power and sale activity pursuant to the SIA.

Lease Obligations

Certain Registrant Subsidiaries lease certain equipment under master lease agreements. See “Master Lease Agreements” and “Railcar Lease” sections of Note 12 for disclosure of lease residual value guarantees.

ENVIRONMENTAL CONTINGENCIES

Carbon Dioxide Public Nuisance Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In 2004, eight states and the City of New York filed an action in Federal District Court for the Southern District of New York against AEP, AEPSC, Cinergy Corp, Xcel Energy, Southern Company and Tennessee Valley Authority. The Natural Resources Defense Council, on behalf of three special interest groups, filed a similar complaint against the same defendants. The actions allege that CO2 emissions from the defendants' power plants constitute a public nuisance under federal common law due to impacts of global warming and sought injunctive relief in the form of specific emission reduction commitments from the defendants. The trial court dismissed the lawsuits.

In September 2009, the Second Circuit Court of Appeals issued a ruling on appeal remanding the cases to the Federal District Court for the Southern District of New York. The Second Circuit held that the issues of climate change and global warming do not raise political questions and that Congress' refusal to regulate CO2 emissions does not mean that plaintiffs must wait for an initial policy determination by Congress or the President's administration to secure the relief sought in their complaints. In 2010, the U.S. Supreme Court granted the defendants' petition for review. In June 2011, the U.S. Supreme Court reversed and remanded the case to the Court of Appeals, finding that plaintiffs' federal common law claims are displaced by the regulatory authority granted to the Federal EPA under the CAA. After the remand, the plaintiffs asked the Second Circuit to return the case to the district court so that they could withdraw their complaints. The cases were returned to the district court and the plaintiffs' federal common law claims were dismissed in December 2011.

In October 2009, the Fifth Circuit Court of Appeals reversed a decision by the Federal District Court for the District of Mississippi dismissing state common law nuisance claims in a putative class action by Mississippi residents asserting that CO2 emissions exacerbated the effects of Hurricane Katrina. The Fifth Circuit held that there was no exclusive commitment of the common law issues raised in plaintiffs' complaint to a coordinate branch of government and that no initial policy determination was required to adjudicate these claims. The court granted petitions for rehearing. An additional recusal left the Fifth Circuit without a quorum to reconsider the decision and the appeal was dismissed, leaving the district court's decision in place. Plaintiffs filed a petition with the U.S. Supreme Court asking the court to remand the case to the Fifth Circuit and reinstate the panel decision. The petition was denied in January 2011. Plaintiffs refiled their complaint in federal district court. The court ordered all defendants to respond to the refiled complaints in October 2011. Management believes the claims are without merit, and in addition to other defenses, are barred by the doctrine of collateral estoppel and the applicable statute of limitations. Management intends to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Alaskan Villages' Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In 2008, the Native Village of Kivalina and the City of Kivalina, Alaska filed a lawsuit in Federal Court in the Northern District of California against AEP, AEPSC and 22 other unrelated defendants including oil and gas companies, a coal company and other electric generating companies. The complaint alleges that the defendants' emissions of CO2 contribute to global warming and constitute a public and private nuisance and that the defendants are acting together. The complaint further alleges that some of the defendants, including AEP, conspired to create a false scientific debate about global warming in order to deceive the public and perpetuate the alleged nuisance. The plaintiffs also allege that the effects of global warming will require the relocation of the village at an alleged cost of $95 million to $400 million. In October 2009, the judge dismissed plaintiffs' federal common law claim for nuisance, finding the claim barred by the political question doctrine and by plaintiffs' lack of standing to bring the claim. The judge also dismissed plaintiffs' state law claims without prejudice to refiling in state court. The plaintiffs appealed the decision. The defendants requested that the court defer setting this case for oral argument until after the Supreme Court issues its decision in the CO2 public nuisance case discussed above. The court accepted supplemental briefing on the impact of the Supreme Court's decision and heard oral argument in November 2011. Management believes the action is without merit and intends to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

The Comprehensive Environmental Response Compensation and Liability Act (Superfund) and State Remediation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

By-products from the generation of electricity include materials such as ash, slag, sludge, low-level radioactive waste and SNF. Coal combustion by-products, which constitute the overwhelming percentage of these materials, are typically treated and deposited in captive disposal facilities or are beneficially utilized. In addition, the generating plants and transmission and distribution facilities have used asbestos, polychlorinated biphenyls and other hazardous and nonhazardous materials. The Registrant Subsidiaries currently incur costs to dispose of these substances safely.

Superfund addresses clean-up of hazardous substances that have been released to the environment. The Federal EPA administers the clean-up programs. Several states have enacted similar laws. At December 31, 2011, APCo is named as a Potentially Responsible Party (PRP) for one site and OPCo is named a PRP for three sites by the Federal EPA. There are eight additional sites for which APCo, I&M, OPCo, and SWEPCo have received information requests which could lead to PRP designation. I&M and SWEPCo have also been named potentially liable at two sites each under state law including the I&M site discussed in the next paragraph. In those instances where the Registrant Subsidiaries have been named a PRP or defendant, disposal or recycling activities were in accordance with the then-applicable laws and regulations. Superfund does not recognize compliance as a defense, but imposes strict liability on parties who fall within its broad statutory categories. Liability has been resolved for a number of sites with no significant effect on net income.

In 2008, I&M received a letter from the Michigan Department of Environmental Quality (MDEQ) concerning conditions at a site under state law and requesting I&M take voluntary action necessary to prevent and/or mitigate public harm. I&M started remediation work in accordance with a plan approved by MDEQ and recorded a provision of approximately $10 million. As the remediation work is completed, I&M's cost may continue to increase as new information becomes available concerning either the level of contamination at the site or changes in the scope of remediation required by the MDEQ. Management cannot predict the amount of additional cost, if any.

Management evaluates the potential liability for each Superfund site separately, but several general statements can be made about potential future liability. Allegations that materials were disposed at a particular site are often unsubstantiated and the quantity of materials deposited at a site can be small and often nonhazardous. Although Superfund liability has been interpreted by the courts as joint and several, typically many parties are named as PRPs for each site and several of the parties are financially sound enterprises. At present, management's estimates do not anticipate material cleanup costs for identified Superfund sites, except the I&M site discussed above.

Amos Plant – State and Federal Enforcement Proceedings – Affecting APCo and OPCo

In March 2010, APCo and OPCo received a letter from the West Virginia Department of Environmental Protection, Division of Air Quality (DAQ), alleging that at various times in 2007 through 2009 the units at Amos Plant reported periods of excess opacity (indicator of compliance with particulate matter emission limits) that lasted for more than 30 consecutive minutes in a 24-hour period and that certain required notifications were not made. Management met with representatives of DAQ to discuss these occurrences and the steps taken to prevent a recurrence. DAQ indicated that additional enforcement action may be taken, including imposition of a civil penalty of approximately $240 thousand. APCo and OPCo denied that violations of the reporting requirements occurred and maintain that the proper reporting was done. In March 2011, APCo and OPCo resolved these issues through the entry of a consent order that included the payment of a $75 thousand civil penalty and certain improvements in the opacity reports.

In March 2010, APCo and OPCo received a request to show cause from the Federal EPA alleging that certain reporting requirements under Superfund and the Emergency Planning and Community Right-to-Know Act had been violated and inviting APCo and OPCo to engage in settlement negotiations. The request includes a proposed civil penalty of approximately $300 thousand. Management provided additional information to representatives of the Federal EPA. Based on the information, the Federal EPA determined that it will not further pursue enforcement for several alleged violations and management agreed to resolve the remaining allegations through a consent order that includes payment of a $36 thousand civil penalty by APCo and OPCo.

OPERATIONAL CONTINGENCIES

Insurance and Potential Losses – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries maintain insurance coverage normal and customary for electric utilities, subject to various deductibles. Insurance coverage includes all risks of physical loss or damage to nonnuclear assets, subject to insurance policy conditions and exclusions. Covered property generally includes power plants, substations, facilities and inventories. Excluded property generally includes transmission and distribution lines, poles and towers. The insurance programs also generally provide coverage against loss arising from certain claims made by third parties and are in excess of retentions absorbed by the Registrant Subsidiaries. Coverage is generally provided by a combination of the protected cell of EIS and/or various industry mutual and/or commercial insurance carriers.

Some potential losses or liabilities may not be insurable or the amount of insurance carried may not be sufficient to meet potential losses and liabilities, including, but not limited to, liabilities relating to damage to the Cook Plant and costs of replacement power in the event of an incident at the Cook Plant. Future losses or liabilities, if they occur, which are not completely insured, unless recovered from customers, could have a material adverse effect on net income, cash flows and financial condition.

Indiana Michigan Power Co [Member]
Commitments Guarantees and Contingencies [Abstract]
Commitments, Guarantees and Contingencies [Text Block]

Decommissioning and Low Level Waste Accumulation Disposal

The cost to decommission a nuclear plant is affected by NRC regulations and the SNF disposal program. Decommissioning costs are accrued over the service life of the Cook Plant. The most recent decommissioning cost study was performed in 2009. According to that study, the estimated cost of decommissioning and disposal of low-level radioactive waste ranges from $831 million to $1.5 billion in 2009 nondiscounted dollars. The wide range in estimated costs is caused by variables in assumptions. I&M recovers estimated decommissioning costs for the Cook Plant in its rates. The amount recovered in rates was $14 million in 2011, $14 million in 2010 and $16 million in 2009. Reduced annual decommissioning cost recovery amounts reflect the units' longer estimated life and operating licenses granted by the NRC. Decommissioning costs recovered from customers are deposited in external trusts.

At December 31, 2011 and 2010, the total decommissioning trust fund balance was $1.3 billion and $1.2 billion, respectively. Trust fund earnings increase the fund assets and decrease the amount remaining to be recovered from ratepayers. The decommissioning costs (including interest, unrealized gains and losses and expenses of the trust funds) increase or decrease the recorded liability.

I&M continues to work with regulators and customers to recover the remaining estimated costs of decommissioning the Cook Plant. However, future net income, cash flows and possibly financial condition would be adversely affected if the cost of SNF disposal and decommissioning continues to increase and cannot be recovered

Nuclear Incident Liability

I&M carries insurance coverage for property damage, decommissioning and decontamination at the Cook Plant in the amount of $1.8 billion. I&M purchases $1 billion of excess coverage for property damage, decommissioning and decontamination. Additional insurance provides coverage for a weekly indemnity payment resulting from an insured accidental outage. I&M utilizes an industry mutual insurer for the placement of this insurance coverage. Participation in this mutual insurance requires a contingent financial obligation of up to $41 million for I&M which is assessable if the insurer's financial resources would be inadequate to pay for losses.

The Price-Anderson Act, extended through December 31, 2025, establishes insurance protection for public liability arising from a nuclear incident at $12.6 billion and covers any incident at a licensed reactor in the U.S. Commercially available insurance, which must be carried for each licensed reactor, provides $375 million of coverage. In the event of a nuclear incident at any nuclear plant in the U.S., the remainder of the liability would be provided by a deferred premium assessment of $117.5 million on each licensed reactor in the U.S. payable in annual installments of $17.5 million. As a result, I&M could be assessed $235 million per nuclear incident payable in annual installments of $35 million. The number of incidents for which payments could be required is not limited.

In the event of an incident of a catastrophic nature, I&M is initially covered for the first $375 million through commercially available insurance. The next level of liability coverage of up to $12.2 billion would be covered by claims made under the Price-Anderson Act. If the liability were in excess of amounts recoverable from insurance and retrospective claim payments made under the Price-Anderson Act, I&M would seek to recover those amounts from customers through rate increases. In the event nuclear losses or liabilities are underinsured or exceed accumulated funds and recovery from customers is not possible, net income, cash flows and financial condition could be adversely affected.

5. COMMITMENTS, GUARANTEES AND CONTINGENCIES

The Registrant Subsidiaries are subject to certain claims and legal actions arising in their ordinary course of business. In addition, their business activities are subject to extensive governmental regulation related to public health and the environment. The ultimate outcome of such pending or potential litigation cannot be predicted. For current proceedings not specifically discussed below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material adverse effect on the financial statements.

COMMITMENTS

Construction and Commitments – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries have substantial construction commitments to support their operations and environmental investments. In managing the overall construction program and in the normal course of business, the Registrant Subsidiaries contractually commit to third-party construction vendors for certain material purchases and other construction services. The following table shows the forecasted construction expenditures, excluding equity AFUDC and capitalized interest, by Registrant Subsidiary for 2012:

Forecasted
Construction
Company	Expenditures
(in millions)
APCo	$449
I&M	468
OPCo	569
PSO	204
SWEPCo	475

The Registrant Subsidiaries also purchase fuel, materials, supplies, services and property, plant and equipment under contract as part of their normal course of business. Certain supply contracts contain penalty provisions for early termination.

The following tables summarize the Registrant Subsidiaries' actual contractual commitments at December 31, 2011:

	Less Than 1			After
Contractual Commitments - I&M	year	2-3 years	4-5 years	5 years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$331,673	$427,890	$276,480	$45,700	$1,081,743
Energy and Capacity Purchase Contracts (b)	1,068	612	326	-	2,006
Construction Contracts for Capital Assets (c)	1,217	-	-	-	1,217
Total	$333,958	$428,502	$276,806	$45,700	$1,084,966

(a)       Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)       Represents contractual commitments for energy and capacity purchase contracts.

(c)       Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of projects costs.

GUARANTEES

Liabilities for guarantees are recorded in accordance with the accounting guidance for “Guarantees.” There is no collateral held in relation to any guarantees. In the event any guarantee is drawn, there is no recourse to third parties unless specified below.

Letters of Credit – Affecting APCo, I&M, OPCo and SWEPCo

Certain Registrant Subsidiaries enter into standby letters of credit with third parties. These letters of credit are issued in the ordinary course of business and cover items such as insurance programs, security deposits and debt service reserves.

AEP has credit facilities totaling $3.25 billion, under which up to $1.35 billion may be issued as letters of credit. In July 2011, AEP replaced the $1.5 billion facility due in 2012 with a new $1.75 billion facility maturing in July 2016 and extended the $1.5 billion facility due in 2013 to expire in June 2015. As of December 31, 2011, the maximum future payments of the letters of credit were as follows:

Company	Amount	Maturity
(in thousands)
I&M	$150	March 2012
SWEPCo	4,448	March 2012

In March 2011, the Registrant Subsidiaries and certain other companies in the AEP System terminated a $478 million credit agreement that was scheduled to mature in April 2011 and was used to support $472 million of variable rate Pollution Control Bonds. In March 2011, certain of these variable rate Pollution Control bonds were remarketed and supported by bilateral letters of credit for $361 million while others were reacquired and are being held in trust as follows:

		Reacquired	Bilateral	Maturity of
		and Held	Letters of	Bilateral Letters
Company	Remarketed	in Trust	Credit	of Credit
	(in thousands)
APCo	$229,650	$-	$232,293	March 2013 to March 2014
I&M	77,000	-	77,886	March 2013
OPCo	50,000	115,000	50,575	March 2013

Indemnifications and Other Guarantees – Affecting APCo, I&M, OPCo, PSO and SWEPCo

Contracts

The Registrant Subsidiaries enter into certain types of contracts which require indemnifications. Typically these contracts include, but are not limited to, sale agreements, lease agreements, purchase agreements and financing agreements. Generally, these agreements may include, but are not limited to, indemnifications around certain tax, contractual and environmental matters. With respect to sale agreements, exposure generally does not exceed the sale price. As of December 31, 2011, there were no material liabilities recorded for any indemnifications.

APCo, I&M and OPCo are jointly and severally liable for activity conducted by AEPSC on behalf of the AEP East companies related to purchase power and sale activity pursuant to the SIA. PSO and SWEPCo are jointly and severally liable for activity conducted by AEPSC on behalf of PSO and SWEPCo related to purchase power and sale activity pursuant to the SIA.

Lease Obligations

Certain Registrant Subsidiaries lease certain equipment under master lease agreements. See “Master Lease Agreements” and “Railcar Lease” sections of Note 12 for disclosure of lease residual value guarantees.

ENVIRONMENTAL CONTINGENCIES

Carbon Dioxide Public Nuisance Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In 2004, eight states and the City of New York filed an action in Federal District Court for the Southern District of New York against AEP, AEPSC, Cinergy Corp, Xcel Energy, Southern Company and Tennessee Valley Authority. The Natural Resources Defense Council, on behalf of three special interest groups, filed a similar complaint against the same defendants. The actions allege that CO2 emissions from the defendants' power plants constitute a public nuisance under federal common law due to impacts of global warming and sought injunctive relief in the form of specific emission reduction commitments from the defendants. The trial court dismissed the lawsuits.

In September 2009, the Second Circuit Court of Appeals issued a ruling on appeal remanding the cases to the Federal District Court for the Southern District of New York. The Second Circuit held that the issues of climate change and global warming do not raise political questions and that Congress' refusal to regulate CO2 emissions does not mean that plaintiffs must wait for an initial policy determination by Congress or the President's administration to secure the relief sought in their complaints. In 2010, the U.S. Supreme Court granted the defendants' petition for review. In June 2011, the U.S. Supreme Court reversed and remanded the case to the Court of Appeals, finding that plaintiffs' federal common law claims are displaced by the regulatory authority granted to the Federal EPA under the CAA. After the remand, the plaintiffs asked the Second Circuit to return the case to the district court so that they could withdraw their complaints. The cases were returned to the district court and the plaintiffs' federal common law claims were dismissed in December 2011.

In October 2009, the Fifth Circuit Court of Appeals reversed a decision by the Federal District Court for the District of Mississippi dismissing state common law nuisance claims in a putative class action by Mississippi residents asserting that CO2 emissions exacerbated the effects of Hurricane Katrina. The Fifth Circuit held that there was no exclusive commitment of the common law issues raised in plaintiffs' complaint to a coordinate branch of government and that no initial policy determination was required to adjudicate these claims. The court granted petitions for rehearing. An additional recusal left the Fifth Circuit without a quorum to reconsider the decision and the appeal was dismissed, leaving the district court's decision in place. Plaintiffs filed a petition with the U.S. Supreme Court asking the court to remand the case to the Fifth Circuit and reinstate the panel decision. The petition was denied in January 2011. Plaintiffs refiled their complaint in federal district court. The court ordered all defendants to respond to the refiled complaints in October 2011. Management believes the claims are without merit, and in addition to other defenses, are barred by the doctrine of collateral estoppel and the applicable statute of limitations. Management intends to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Alaskan Villages' Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In 2008, the Native Village of Kivalina and the City of Kivalina, Alaska filed a lawsuit in Federal Court in the Northern District of California against AEP, AEPSC and 22 other unrelated defendants including oil and gas companies, a coal company and other electric generating companies. The complaint alleges that the defendants' emissions of CO2 contribute to global warming and constitute a public and private nuisance and that the defendants are acting together. The complaint further alleges that some of the defendants, including AEP, conspired to create a false scientific debate about global warming in order to deceive the public and perpetuate the alleged nuisance. The plaintiffs also allege that the effects of global warming will require the relocation of the village at an alleged cost of $95 million to $400 million. In October 2009, the judge dismissed plaintiffs' federal common law claim for nuisance, finding the claim barred by the political question doctrine and by plaintiffs' lack of standing to bring the claim. The judge also dismissed plaintiffs' state law claims without prejudice to refiling in state court. The plaintiffs appealed the decision. The defendants requested that the court defer setting this case for oral argument until after the Supreme Court issues its decision in the CO2 public nuisance case discussed above. The court accepted supplemental briefing on the impact of the Supreme Court's decision and heard oral argument in November 2011. Management believes the action is without merit and intends to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

The Comprehensive Environmental Response Compensation and Liability Act (Superfund) and State Remediation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

By-products from the generation of electricity include materials such as ash, slag, sludge, low-level radioactive waste and SNF. Coal combustion by-products, which constitute the overwhelming percentage of these materials, are typically treated and deposited in captive disposal facilities or are beneficially utilized. In addition, the generating plants and transmission and distribution facilities have used asbestos, polychlorinated biphenyls and other hazardous and nonhazardous materials. The Registrant Subsidiaries currently incur costs to dispose of these substances safely.

Superfund addresses clean-up of hazardous substances that have been released to the environment. The Federal EPA administers the clean-up programs. Several states have enacted similar laws. At December 31, 2011, APCo is named as a Potentially Responsible Party (PRP) for one site and OPCo is named a PRP for three sites by the Federal EPA. There are eight additional sites for which APCo, I&M, OPCo, and SWEPCo have received information requests which could lead to PRP designation. I&M and SWEPCo have also been named potentially liable at two sites each under state law including the I&M site discussed in the next paragraph. In those instances where the Registrant Subsidiaries have been named a PRP or defendant, disposal or recycling activities were in accordance with the then-applicable laws and regulations. Superfund does not recognize compliance as a defense, but imposes strict liability on parties who fall within its broad statutory categories. Liability has been resolved for a number of sites with no significant effect on net income.

In 2008, I&M received a letter from the Michigan Department of Environmental Quality (MDEQ) concerning conditions at a site under state law and requesting I&M take voluntary action necessary to prevent and/or mitigate public harm. I&M started remediation work in accordance with a plan approved by MDEQ and recorded a provision of approximately $10 million. As the remediation work is completed, I&M's cost may continue to increase as new information becomes available concerning either the level of contamination at the site or changes in the scope of remediation required by the MDEQ. Management cannot predict the amount of additional cost, if any.

Management evaluates the potential liability for each Superfund site separately, but several general statements can be made about potential future liability. Allegations that materials were disposed at a particular site are often unsubstantiated and the quantity of materials deposited at a site can be small and often nonhazardous. Although Superfund liability has been interpreted by the courts as joint and several, typically many parties are named as PRPs for each site and several of the parties are financially sound enterprises. At present, management's estimates do not anticipate material cleanup costs for identified Superfund sites, except the I&M site discussed above.

NUCLEAR CONTINGENCIES – AFFECTING I&M

I&M owns and operates the two-unit 2,191 MW Cook Plant under licenses granted by the Nuclear Regulatory Commission (NRC). I&M has a significant future financial commitment to dispose of SNF and to safely decommission and decontaminate the plant. The licenses to operate the two nuclear units at the Cook Plant expire in 2034 and 2037. The operation of a nuclear facility also involves special risks, potential liabilities and specific regulatory and safety requirements. By agreement, I&M is partially liable, together with all other electric utility companies that own nuclear generating units, for a nuclear power plant incident at any nuclear plant in the U.S. Should a nuclear incident occur at any nuclear power plant in the U.S., the liability could be substantial.

SNF Disposal

The Federal government is responsible for permanent SNF disposal and assesses fees to nuclear plant owners for SNF disposal. A fee of one mill per KWH for fuel consumed after April 6, 1983 at the Cook Plant is being collected from customers and remitted to the U.S. Treasury. At December 31, 2011 and 2010, fees and related interest of $265 million and $265 million, respectively, for fuel consumed prior to April 7, 1983 have been recorded as Long-term Debt and funds collected from customers along with related earnings totaling $308 million and $307 million, respectively, to pay the fee are recorded as part of Spent Nuclear Fuel and Decommissioning Trusts. I&M has not paid the government the pre-April 1983 fees due to continued delays and uncertainties related to the federal disposal program.

In 2011, I&M signed a settlement agreement with the Federal government which permits I&M to make annual filings to recover certain SNF storage costs incurred as a result of the government's delays in accepting SNF for permanent storage. Under the settlement agreement, I&M received $14 million to recover costs and will be eligible to receive additional payment of annual claims for allowed costs that are incurred through December 31, 2013. The proceeds reduced capital costs for dry cask storage.

See “Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal” section of Note 10 for disclosure of the fair value of assets within the trusts.

Cook Plant Unit 1 Fire and Shutdown

In September 2008, I&M shut down Cook Plant Unit 1 (Unit 1) due to turbine vibrations, caused by blade failure, which resulted in significant turbine damage and a small fire on the electric generator. This equipment, located in the turbine building, is separate and isolated from the nuclear reactor. The turbine rotors that caused the vibration were installed in 2006 and are within the vendor's warranty period. The warranty provides for the repair or replacement of the turbine rotors if the damage was caused by a defect in materials or workmanship. Repair of the property damage and replacement of the turbine rotors and other equipment cost approximately $400 million. Management believes that I&M should recover a significant portion of these costs through the turbine vendor's warranty, insurance and the regulatory process. Due to the extensive lead time required to manufacture and install new turbine rotors, I&M repaired Unit 1 and it resumed operations in December 2009 at slightly reduced power. The installation of the new turbine rotors and other equipment occurred as planned during the fall 2011 refueling outage of Unit 1.

I&M maintains insurance through NEIL. As of December 31, 2011, I&M recorded $64 million on its balance sheet representing amounts due from NEIL under the insurance policies. Through December 31, 2011, I&M received partial payments of $203 million from NEIL for the cost incurred to date to repair the property damage.

I&M also maintains a separate accidental outage policy with NEIL. In 2009, I&M recorded $185 million in revenue under the policy and reduced the cost of replacement power in customers' bills by $78 million.

NEIL is reviewing claims made under the insurance policies to ensure that claims associated with the outage are covered by the policies. The review by NEIL includes the timing of the unit's return to service and whether the return should have occurred earlier reducing the amount received under the accidental outage policy. If the ultimate costs of the incident are not covered by warranty, insurance or through the regulatory process or if any future regulatory proceedings are adverse, it could have an adverse impact on net income, cash flows and financial condition.

OPERATIONAL CONTINGENCIES

Insurance and Potential Losses – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries maintain insurance coverage normal and customary for electric utilities, subject to various deductibles. Insurance coverage includes all risks of physical loss or damage to nonnuclear assets, subject to insurance policy conditions and exclusions. Covered property generally includes power plants, substations, facilities and inventories. Excluded property generally includes transmission and distribution lines, poles and towers. The insurance programs also generally provide coverage against loss arising from certain claims made by third parties and are in excess of retentions absorbed by the Registrant Subsidiaries. Coverage is generally provided by a combination of the protected cell of EIS and/or various industry mutual and/or commercial insurance carriers.

See “Nuclear Contingencies” section of this footnote for a discussion of I&M's nuclear exposures and related insurance.

Some potential losses or liabilities may not be insurable or the amount of insurance carried may not be sufficient to meet potential losses and liabilities, including, but not limited to, liabilities relating to damage to the Cook Plant and costs of replacement power in the event of an incident at the Cook Plant. Future losses or liabilities, if they occur, which are not completely insured, unless recovered from customers, could have a material adverse effect on net income, cash flows and financial condition.

Fort Wayne Lease – Affecting I&M

Since 1975, I&M has leased certain energy delivery assets from the City of Fort Wayne, Indiana under a long-term lease that expired on February 28, 2010. I&M negotiated with Fort Wayne to purchase the assets at the end of the lease and reached an agreement (subject to IURC approval) in 2010. The agreement required I&M to purchase the remaining leased property and settled claims Fort Wayne asserted. The agreement provided that I&M pay Fort Wayne a total of $39 million, including interest, over 15 years and Fort Wayne recognized that I&M is the exclusive electricity supplier in the Fort Wayne area. In August 2011, the IURC approved a settlement agreement with the Indiana Office of Utility Consumer Counselor. The transaction is final.

Ohio Power Co [Member]
Commitments Guarantees and Contingencies [Abstract]
Commitments, Guarantees and Contingencies [Text Block]

5. COMMITMENTS, GUARANTEES AND CONTINGENCIES

The Registrant Subsidiaries are subject to certain claims and legal actions arising in their ordinary course of business. In addition, their business activities are subject to extensive governmental regulation related to public health and the environment. The ultimate outcome of such pending or potential litigation cannot be predicted. For current proceedings not specifically discussed below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material adverse effect on the financial statements.

COMMITMENTS

Construction and Commitments – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries have substantial construction commitments to support their operations and environmental investments. In managing the overall construction program and in the normal course of business, the Registrant Subsidiaries contractually commit to third-party construction vendors for certain material purchases and other construction services. The following table shows the forecasted construction expenditures, excluding equity AFUDC and capitalized interest, by Registrant Subsidiary for 2012:

Forecasted
Construction
Company	Expenditures
(in millions)
APCo	$449
I&M	468
OPCo	569
PSO	204
SWEPCo	475

The Registrant Subsidiaries also purchase fuel, materials, supplies, services and property, plant and equipment under contract as part of their normal course of business. Certain supply contracts contain penalty provisions for early termination.

The following tables summarize the Registrant Subsidiaries' actual contractual commitments at December 31, 2011:

	Less Than 1			After
Contractual Commitments - OPCo	year	2-3 years	4-5 years	5 years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$1,210,682	$2,120,731	$1,716,511	$2,732,577	$7,780,501
Energy and Capacity Purchase Contracts (b)	12,745	6,676	6,017	35,845	61,283
Construction Contracts for Capital Assets (c)	11,509	-	-	-	11,509
Total	$1,234,936	$2,127,407	$1,722,528	$2,768,422	$7,853,293

(a)       Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)       Represents contractual commitments for energy and capacity purchase contracts.

(c)       Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of projects costs.

GUARANTEES

Liabilities for guarantees are recorded in accordance with the accounting guidance for “Guarantees.” There is no collateral held in relation to any guarantees. In the event any guarantee is drawn, there is no recourse to third parties unless specified below.

Letters of Credit – Affecting APCo, I&M, OPCo and SWEPCo

Certain Registrant Subsidiaries enter into standby letters of credit with third parties. These letters of credit are issued in the ordinary course of business and cover items such as insurance programs, security deposits and debt service reserves.

In March 2011, the Registrant Subsidiaries and certain other companies in the AEP System terminated a $478 million credit agreement that was scheduled to mature in April 2011 and was used to support $472 million of variable rate Pollution Control Bonds. In March 2011, certain of these variable rate Pollution Control bonds were remarketed and supported by bilateral letters of credit for $361 million while others were reacquired and are being held in trust as follows:

		Reacquired	Bilateral	Maturity of
		and Held	Letters of	Bilateral Letters
Company	Remarketed	in Trust	Credit	of Credit
	(in thousands)
APCo	$229,650	$-	$232,293	March 2013 to March 2014
I&M	77,000	-	77,886	March 2013
OPCo	50,000	115,000	50,575	March 2013

Indemnifications and Other Guarantees – Affecting APCo, I&M, OPCo, PSO and SWEPCo

Contracts

The Registrant Subsidiaries enter into certain types of contracts which require indemnifications. Typically these contracts include, but are not limited to, sale agreements, lease agreements, purchase agreements and financing agreements. Generally, these agreements may include, but are not limited to, indemnifications around certain tax, contractual and environmental matters. With respect to sale agreements, exposure generally does not exceed the sale price. As of December 31, 2011, there were no material liabilities recorded for any indemnifications.

APCo, I&M and OPCo are jointly and severally liable for activity conducted by AEPSC on behalf of the AEP East companies related to purchase power and sale activity pursuant to the SIA. PSO and SWEPCo are jointly and severally liable for activity conducted by AEPSC on behalf of PSO and SWEPCo related to purchase power and sale activity pursuant to the SIA.

Lease Obligations

Certain Registrant Subsidiaries lease certain equipment under master lease agreements. See “Master Lease Agreements” and “Railcar Lease” sections of Note 12 for disclosure of lease residual value guarantees.

ENVIRONMENTAL CONTINGENCIES

Carbon Dioxide Public Nuisance Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In 2004, eight states and the City of New York filed an action in Federal District Court for the Southern District of New York against AEP, AEPSC, Cinergy Corp, Xcel Energy, Southern Company and Tennessee Valley Authority. The Natural Resources Defense Council, on behalf of three special interest groups, filed a similar complaint against the same defendants. The actions allege that CO2 emissions from the defendants' power plants constitute a public nuisance under federal common law due to impacts of global warming and sought injunctive relief in the form of specific emission reduction commitments from the defendants. The trial court dismissed the lawsuits.

In September 2009, the Second Circuit Court of Appeals issued a ruling on appeal remanding the cases to the Federal District Court for the Southern District of New York. The Second Circuit held that the issues of climate change and global warming do not raise political questions and that Congress' refusal to regulate CO2 emissions does not mean that plaintiffs must wait for an initial policy determination by Congress or the President's administration to secure the relief sought in their complaints. In 2010, the U.S. Supreme Court granted the defendants' petition for review. In June 2011, the U.S. Supreme Court reversed and remanded the case to the Court of Appeals, finding that plaintiffs' federal common law claims are displaced by the regulatory authority granted to the Federal EPA under the CAA. After the remand, the plaintiffs asked the Second Circuit to return the case to the district court so that they could withdraw their complaints. The cases were returned to the district court and the plaintiffs' federal common law claims were dismissed in December 2011.

In October 2009, the Fifth Circuit Court of Appeals reversed a decision by the Federal District Court for the District of Mississippi dismissing state common law nuisance claims in a putative class action by Mississippi residents asserting that CO2 emissions exacerbated the effects of Hurricane Katrina. The Fifth Circuit held that there was no exclusive commitment of the common law issues raised in plaintiffs' complaint to a coordinate branch of government and that no initial policy determination was required to adjudicate these claims. The court granted petitions for rehearing. An additional recusal left the Fifth Circuit without a quorum to reconsider the decision and the appeal was dismissed, leaving the district court's decision in place. Plaintiffs filed a petition with the U.S. Supreme Court asking the court to remand the case to the Fifth Circuit and reinstate the panel decision. The petition was denied in January 2011. Plaintiffs refiled their complaint in federal district court. The court ordered all defendants to respond to the refiled complaints in October 2011. Management believes the claims are without merit, and in addition to other defenses, are barred by the doctrine of collateral estoppel and the applicable statute of limitations. Management intends to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Alaskan Villages' Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In 2008, the Native Village of Kivalina and the City of Kivalina, Alaska filed a lawsuit in Federal Court in the Northern District of California against AEP, AEPSC and 22 other unrelated defendants including oil and gas companies, a coal company and other electric generating companies. The complaint alleges that the defendants' emissions of CO2 contribute to global warming and constitute a public and private nuisance and that the defendants are acting together. The complaint further alleges that some of the defendants, including AEP, conspired to create a false scientific debate about global warming in order to deceive the public and perpetuate the alleged nuisance. The plaintiffs also allege that the effects of global warming will require the relocation of the village at an alleged cost of $95 million to $400 million. In October 2009, the judge dismissed plaintiffs' federal common law claim for nuisance, finding the claim barred by the political question doctrine and by plaintiffs' lack of standing to bring the claim. The judge also dismissed plaintiffs' state law claims without prejudice to refiling in state court. The plaintiffs appealed the decision. The defendants requested that the court defer setting this case for oral argument until after the Supreme Court issues its decision in the CO2 public nuisance case discussed above. The court accepted supplemental briefing on the impact of the Supreme Court's decision and heard oral argument in November 2011. Management believes the action is without merit and intends to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

The Comprehensive Environmental Response Compensation and Liability Act (Superfund) and State Remediation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

By-products from the generation of electricity include materials such as ash, slag, sludge, low-level radioactive waste and SNF. Coal combustion by-products, which constitute the overwhelming percentage of these materials, are typically treated and deposited in captive disposal facilities or are beneficially utilized. In addition, the generating plants and transmission and distribution facilities have used asbestos, polychlorinated biphenyls and other hazardous and nonhazardous materials. The Registrant Subsidiaries currently incur costs to dispose of these substances safely.

Superfund addresses clean-up of hazardous substances that have been released to the environment. The Federal EPA administers the clean-up programs. Several states have enacted similar laws. At December 31, 2011, APCo is named as a Potentially Responsible Party (PRP) for one site and OPCo is named a PRP for three sites by the Federal EPA. There are eight additional sites for which APCo, I&M, OPCo, and SWEPCo have received information requests which could lead to PRP designation. I&M and SWEPCo have also been named potentially liable at two sites each under state law including the I&M site discussed in the next paragraph. In those instances where the Registrant Subsidiaries have been named a PRP or defendant, disposal or recycling activities were in accordance with the then-applicable laws and regulations. Superfund does not recognize compliance as a defense, but imposes strict liability on parties who fall within its broad statutory categories. Liability has been resolved for a number of sites with no significant effect on net income.

In 2008, I&M received a letter from the Michigan Department of Environmental Quality (MDEQ) concerning conditions at a site under state law and requesting I&M take voluntary action necessary to prevent and/or mitigate public harm. I&M started remediation work in accordance with a plan approved by MDEQ and recorded a provision of approximately $10 million. As the remediation work is completed, I&M's cost may continue to increase as new information becomes available concerning either the level of contamination at the site or changes in the scope of remediation required by the MDEQ. Management cannot predict the amount of additional cost, if any.

Management evaluates the potential liability for each Superfund site separately, but several general statements can be made about potential future liability. Allegations that materials were disposed at a particular site are often unsubstantiated and the quantity of materials deposited at a site can be small and often nonhazardous. Although Superfund liability has been interpreted by the courts as joint and several, typically many parties are named as PRPs for each site and several of the parties are financially sound enterprises. At present, management's estimates do not anticipate material cleanup costs for identified Superfund sites, except the I&M site discussed above.

Amos Plant – State and Federal Enforcement Proceedings – Affecting APCo and OPCo

In March 2010, APCo and OPCo received a letter from the West Virginia Department of Environmental Protection, Division of Air Quality (DAQ), alleging that at various times in 2007 through 2009 the units at Amos Plant reported periods of excess opacity (indicator of compliance with particulate matter emission limits) that lasted for more than 30 consecutive minutes in a 24-hour period and that certain required notifications were not made. Management met with representatives of DAQ to discuss these occurrences and the steps taken to prevent a recurrence. DAQ indicated that additional enforcement action may be taken, including imposition of a civil penalty of approximately $240 thousand. APCo and OPCo denied that violations of the reporting requirements occurred and maintain that the proper reporting was done. In March 2011, APCo and OPCo resolved these issues through the entry of a consent order that included the payment of a $75 thousand civil penalty and certain improvements in the opacity reports.

In March 2010, APCo and OPCo received a request to show cause from the Federal EPA alleging that certain reporting requirements under Superfund and the Emergency Planning and Community Right-to-Know Act had been violated and inviting APCo and OPCo to engage in settlement negotiations. The request includes a proposed civil penalty of approximately $300 thousand. Management provided additional information to representatives of the Federal EPA. Based on the information, the Federal EPA determined that it will not further pursue enforcement for several alleged violations and management agreed to resolve the remaining allegations through a consent order that includes payment of a $36 thousand civil penalty by APCo and OPCo.

OPERATIONAL CONTINGENCIES

Insurance and Potential Losses – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries maintain insurance coverage normal and customary for electric utilities, subject to various deductibles. Insurance coverage includes all risks of physical loss or damage to nonnuclear assets, subject to insurance policy conditions and exclusions. Covered property generally includes power plants, substations, facilities and inventories. Excluded property generally includes transmission and distribution lines, poles and towers. The insurance programs also generally provide coverage against loss arising from certain claims made by third parties and are in excess of retentions absorbed by the Registrant Subsidiaries. Coverage is generally provided by a combination of the protected cell of EIS and/or various industry mutual and/or commercial insurance carriers.

Some potential losses or liabilities may not be insurable or the amount of insurance carried may not be sufficient to meet potential losses and liabilities, including, but not limited to, liabilities relating to damage to the Cook Plant and costs of replacement power in the event of an incident at the Cook Plant. Future losses or liabilities, if they occur, which are not completely insured, unless recovered from customers, could have a material adverse effect on net income, cash flows and financial condition.

Public Service Co Of Oklahoma [Member]
Commitments Guarantees and Contingencies [Abstract]
Commitments, Guarantees and Contingencies [Text Block]

5. COMMITMENTS, GUARANTEES AND CONTINGENCIES

The Registrant Subsidiaries are subject to certain claims and legal actions arising in their ordinary course of business. In addition, their business activities are subject to extensive governmental regulation related to public health and the environment. The ultimate outcome of such pending or potential litigation cannot be predicted. For current proceedings not specifically discussed below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material adverse effect on the financial statements.

COMMITMENTS

Construction and Commitments – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries have substantial construction commitments to support their operations and environmental investments. In managing the overall construction program and in the normal course of business, the Registrant Subsidiaries contractually commit to third-party construction vendors for certain material purchases and other construction services. The following table shows the forecasted construction expenditures, excluding equity AFUDC and capitalized interest, by Registrant Subsidiary for 2012:

Forecasted
Construction
Company	Expenditures
(in millions)
APCo	$449
I&M	468
OPCo	569
PSO	204
SWEPCo	475

The Registrant Subsidiaries also purchase fuel, materials, supplies, services and property, plant and equipment under contract as part of their normal course of business. Certain supply contracts contain penalty provisions for early termination.

The following tables summarize the Registrant Subsidiaries' actual contractual commitments at December 31, 2011:

	Less Than 1			After
Contractual Commitments - PSO	year	2-3 years	4-5 years	5 years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$180,454	$137,450	$82,450	$41,225	$441,579
Energy and Capacity Purchase Contracts (b)	55,550	139,468	143,326	593,040	931,384
Construction Contracts for Capital Assets (c)	1,272	-	-	-	1,272
Total	$237,276	$276,918	$225,776	$634,265	$1,374,235

(a)       Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)       Represents contractual commitments for energy and capacity purchase contracts.

(c)       Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of projects costs.

GUARANTEES

Liabilities for guarantees are recorded in accordance with the accounting guidance for “Guarantees.” There is no collateral held in relation to any guarantees. In the event any guarantee is drawn, there is no recourse to third parties unless specified below.

Indemnifications and Other Guarantees – Affecting APCo, I&M, OPCo, PSO and SWEPCo

Contracts

The Registrant Subsidiaries enter into certain types of contracts which require indemnifications. Typically these contracts include, but are not limited to, sale agreements, lease agreements, purchase agreements and financing agreements. Generally, these agreements may include, but are not limited to, indemnifications around certain tax, contractual and environmental matters. With respect to sale agreements, exposure generally does not exceed the sale price. As of December 31, 2011, there were no material liabilities recorded for any indemnifications.

APCo, I&M and OPCo are jointly and severally liable for activity conducted by AEPSC on behalf of the AEP East companies related to purchase power and sale activity pursuant to the SIA. PSO and SWEPCo are jointly and severally liable for activity conducted by AEPSC on behalf of PSO and SWEPCo related to purchase power and sale activity pursuant to the SIA.

Lease Obligations

Certain Registrant Subsidiaries lease certain equipment under master lease agreements. See “Master Lease Agreements” and “Railcar Lease” sections of Note 12 for disclosure of lease residual value guarantees.

ENVIRONMENTAL CONTINGENCIES

Carbon Dioxide Public Nuisance Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In 2004, eight states and the City of New York filed an action in Federal District Court for the Southern District of New York against AEP, AEPSC, Cinergy Corp, Xcel Energy, Southern Company and Tennessee Valley Authority. The Natural Resources Defense Council, on behalf of three special interest groups, filed a similar complaint against the same defendants. The actions allege that CO2 emissions from the defendants' power plants constitute a public nuisance under federal common law due to impacts of global warming and sought injunctive relief in the form of specific emission reduction commitments from the defendants. The trial court dismissed the lawsuits.

In September 2009, the Second Circuit Court of Appeals issued a ruling on appeal remanding the cases to the Federal District Court for the Southern District of New York. The Second Circuit held that the issues of climate change and global warming do not raise political questions and that Congress' refusal to regulate CO2 emissions does not mean that plaintiffs must wait for an initial policy determination by Congress or the President's administration to secure the relief sought in their complaints. In 2010, the U.S. Supreme Court granted the defendants' petition for review. In June 2011, the U.S. Supreme Court reversed and remanded the case to the Court of Appeals, finding that plaintiffs' federal common law claims are displaced by the regulatory authority granted to the Federal EPA under the CAA. After the remand, the plaintiffs asked the Second Circuit to return the case to the district court so that they could withdraw their complaints. The cases were returned to the district court and the plaintiffs' federal common law claims were dismissed in December 2011.

In October 2009, the Fifth Circuit Court of Appeals reversed a decision by the Federal District Court for the District of Mississippi dismissing state common law nuisance claims in a putative class action by Mississippi residents asserting that CO2 emissions exacerbated the effects of Hurricane Katrina. The Fifth Circuit held that there was no exclusive commitment of the common law issues raised in plaintiffs' complaint to a coordinate branch of government and that no initial policy determination was required to adjudicate these claims. The court granted petitions for rehearing. An additional recusal left the Fifth Circuit without a quorum to reconsider the decision and the appeal was dismissed, leaving the district court's decision in place. Plaintiffs filed a petition with the U.S. Supreme Court asking the court to remand the case to the Fifth Circuit and reinstate the panel decision. The petition was denied in January 2011. Plaintiffs refiled their complaint in federal district court. The court ordered all defendants to respond to the refiled complaints in October 2011. Management believes the claims are without merit, and in addition to other defenses, are barred by the doctrine of collateral estoppel and the applicable statute of limitations. Management intends to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Alaskan Villages' Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In 2008, the Native Village of Kivalina and the City of Kivalina, Alaska filed a lawsuit in Federal Court in the Northern District of California against AEP, AEPSC and 22 other unrelated defendants including oil and gas companies, a coal company and other electric generating companies. The complaint alleges that the defendants' emissions of CO2 contribute to global warming and constitute a public and private nuisance and that the defendants are acting together. The complaint further alleges that some of the defendants, including AEP, conspired to create a false scientific debate about global warming in order to deceive the public and perpetuate the alleged nuisance. The plaintiffs also allege that the effects of global warming will require the relocation of the village at an alleged cost of $95 million to $400 million. In October 2009, the judge dismissed plaintiffs' federal common law claim for nuisance, finding the claim barred by the political question doctrine and by plaintiffs' lack of standing to bring the claim. The judge also dismissed plaintiffs' state law claims without prejudice to refiling in state court. The plaintiffs appealed the decision. The defendants requested that the court defer setting this case for oral argument until after the Supreme Court issues its decision in the CO2 public nuisance case discussed above. The court accepted supplemental briefing on the impact of the Supreme Court's decision and heard oral argument in November 2011. Management believes the action is without merit and intends to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

The Comprehensive Environmental Response Compensation and Liability Act (Superfund) and State Remediation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

By-products from the generation of electricity include materials such as ash, slag, sludge, low-level radioactive waste and SNF. Coal combustion by-products, which constitute the overwhelming percentage of these materials, are typically treated and deposited in captive disposal facilities or are beneficially utilized. In addition, the generating plants and transmission and distribution facilities have used asbestos, polychlorinated biphenyls and other hazardous and nonhazardous materials. The Registrant Subsidiaries currently incur costs to dispose of these substances safely.

Superfund addresses clean-up of hazardous substances that have been released to the environment. The Federal EPA administers the clean-up programs. Several states have enacted similar laws. At December 31, 2011, APCo is named as a Potentially Responsible Party (PRP) for one site and OPCo is named a PRP for three sites by the Federal EPA. There are eight additional sites for which APCo, I&M, OPCo, and SWEPCo have received information requests which could lead to PRP designation. I&M and SWEPCo have also been named potentially liable at two sites each under state law including the I&M site discussed in the next paragraph. In those instances where the Registrant Subsidiaries have been named a PRP or defendant, disposal or recycling activities were in accordance with the then-applicable laws and regulations. Superfund does not recognize compliance as a defense, but imposes strict liability on parties who fall within its broad statutory categories. Liability has been resolved for a number of sites with no significant effect on net income.

In 2008, I&M received a letter from the Michigan Department of Environmental Quality (MDEQ) concerning conditions at a site under state law and requesting I&M take voluntary action necessary to prevent and/or mitigate public harm. I&M started remediation work in accordance with a plan approved by MDEQ and recorded a provision of approximately $10 million. As the remediation work is completed, I&M's cost may continue to increase as new information becomes available concerning either the level of contamination at the site or changes in the scope of remediation required by the MDEQ. Management cannot predict the amount of additional cost, if any.

Management evaluates the potential liability for each Superfund site separately, but several general statements can be made about potential future liability. Allegations that materials were disposed at a particular site are often unsubstantiated and the quantity of materials deposited at a site can be small and often nonhazardous. Although Superfund liability has been interpreted by the courts as joint and several, typically many parties are named as PRPs for each site and several of the parties are financially sound enterprises. At present, management's estimates do not anticipate material cleanup costs for identified Superfund sites, except the I&M site discussed above.

OPERATIONAL CONTINGENCIES

Insurance and Potential Losses – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries maintain insurance coverage normal and customary for electric utilities, subject to various deductibles. Insurance coverage includes all risks of physical loss or damage to nonnuclear assets, subject to insurance policy conditions and exclusions. Covered property generally includes power plants, substations, facilities and inventories. Excluded property generally includes transmission and distribution lines, poles and towers. The insurance programs also generally provide coverage against loss arising from certain claims made by third parties and are in excess of retentions absorbed by the Registrant Subsidiaries. Coverage is generally provided by a combination of the protected cell of EIS and/or various industry mutual and/or commercial insurance carriers.

Some potential losses or liabilities may not be insurable or the amount of insurance carried may not be sufficient to meet potential losses and liabilities, including, but not limited to, liabilities relating to damage to the Cook Plant and costs of replacement power in the event of an incident at the Cook Plant. Future losses or liabilities, if they occur, which are not completely insured, unless recovered from customers, could have a material adverse effect on net income, cash flows and financial condition.

Coal Transportation Rate Dispute – Affecting PSO

In 1985, the Burlington Northern Railroad Co. (now BNSF) entered into a coal transportation agreement with PSO. The agreement contained a base rate subject to adjustment, a rate floor, a reopener provision and an arbitration provision. In 1992, PSO reopened the pricing provision. The parties failed to reach an agreement and the matter was arbitrated, with the arbitration panel establishing a lowered rate as of July 1, 1992 (the 1992 Rate) and modifying the rate adjustment formula. The decision did not mention the rate floor. From April 1996 through the contract termination in December 2001, the 1992 Rate exceeded the adjusted rate determined according to the decision. PSO paid the adjusted rate and contended that the panel eliminated the rate floor. BNSF invoiced at the 1992 Rate and contended that the 1992 Rate was the new rate floor. PSO terminated the contract by paying a termination fee, as required by the agreement. BNSF contends that the termination fee should have been calculated on the 1992 Rate, not the adjusted rate, resulting in an underpayment of approximately $9.5 million, including interest.

This matter was submitted to an arbitration board. In April 2006, the arbitration board filed its decision, denying BNSF's underpayments claim. PSO filed a request for an order confirming the arbitration award and a request for entry of judgment on the award with the U.S. District Court for the Northern District of Oklahoma. On July 14, 2006, the U.S. District Court issued an order confirming the arbitration award. BNSF pursued the matter by filing a Motion to Reconsider, which was granted, but in August 2009, the U.S. District Court upheld the arbitration board's decision. BNSF further pursued the decision by appealing to the U.S. Court of Appeals, where in December 2010, the Tenth Circuit Court of Appeals affirmed the U.S. District Court's order confirming the arbitration award. PSO then sought and received approval for reimbursement for attorneys' fees and expenses related to the proceedings at the district court and appellate courts. This matter is resolved.

Southwestern Electric Power Co [Member]
Commitments Guarantees and Contingencies [Abstract]
Commitments, Guarantees and Contingencies [Text Block]

5. COMMITMENTS, GUARANTEES AND CONTINGENCIES

The Registrant Subsidiaries are subject to certain claims and legal actions arising in their ordinary course of business. In addition, their business activities are subject to extensive governmental regulation related to public health and the environment. The ultimate outcome of such pending or potential litigation cannot be predicted. For current proceedings not specifically discussed below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material adverse effect on the financial statements.

COMMITMENTS

Construction and Commitments – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries have substantial construction commitments to support their operations and environmental investments. In managing the overall construction program and in the normal course of business, the Registrant Subsidiaries contractually commit to third-party construction vendors for certain material purchases and other construction services. The following table shows the forecasted construction expenditures, excluding equity AFUDC and capitalized interest, by Registrant Subsidiary for 2012:

Forecasted
Construction
Company	Expenditures
(in millions)
APCo	$449
I&M	468
OPCo	569
PSO	204
SWEPCo	475

The Registrant Subsidiaries also purchase fuel, materials, supplies, services and property, plant and equipment under contract as part of their normal course of business. Certain supply contracts contain penalty provisions for early termination.

The following tables summarize the Registrant Subsidiaries' actual contractual commitments at December 31, 2011:

	Less Than 1			After
Contractual Commitments - SWEPCo	year	2-3 years	4-5 years	5 years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$260,709	$269,631	$50,567	$54,930	$635,837
Energy and Capacity Purchase Contracts (b)	19,349	39,169	39,946	264,706	363,170
Construction Contracts for Capital Assets (c)	10,712	-	-	-	10,712
Total	$290,770	$308,800	$90,513	$319,636	$1,009,719

(a)       Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)       Represents contractual commitments for energy and capacity purchase contracts.

(c)       Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of projects costs.

GUARANTEES

Liabilities for guarantees are recorded in accordance with the accounting guidance for “Guarantees.” There is no collateral held in relation to any guarantees. In the event any guarantee is drawn, there is no recourse to third parties unless specified below.

Letters of Credit – Affecting APCo, I&M, OPCo and SWEPCo

Certain Registrant Subsidiaries enter into standby letters of credit with third parties. These letters of credit are issued in the ordinary course of business and cover items such as insurance programs, security deposits and debt service reserves.

AEP has credit facilities totaling $3.25 billion, under which up to $1.35 billion may be issued as letters of credit. In July 2011, AEP replaced the $1.5 billion facility due in 2012 with a new $1.75 billion facility maturing in July 2016 and extended the $1.5 billion facility due in 2013 to expire in June 2015. As of December 31, 2011, the maximum future payments of the letters of credit were as follows:

Company	Amount	Maturity
(in thousands)
I&M	$150	March 2012
SWEPCo	4,448	March 2012

Guarantees of Third-Party Obligations – Affecting SWEPCo

As part of the process to receive a renewal of a Texas Railroad Commission permit for lignite mining, SWEPCo provides guarantees of mine reclamation. In July 2011, SWEPCo's guarantee was increased from $65 million to $100 million due to expansion of the mining area. Since SWEPCo uses self-bonding, the guarantee provides for SWEPCo to commit to use its resources to complete the reclamation in the event the work is not completed by Sabine. This guarantee ends upon depletion of reserves and completion of final reclamation. Based on the latest study, it is estimated the reserves will be depleted in 2036 with final reclamation completed by 2046 at an estimated cost of approximately $58 million. As of December 31, 2011, SWEPCo has collected approximately $54 million through a rider for final mine closure and reclamation costs, of which $2 million is recorded in Other Current Liabilities, $22 million is recorded in Deferred Credits and Other Noncurrent Liabilities and $30 million is recorded in Asset Retirement Obligations on SWEPCo's balance sheets.

Sabine charges SWEPCo, its only customer, all of its costs. SWEPCo passes these costs to customers through its fuel clause.

Indemnifications and Other Guarantees – Affecting APCo, I&M, OPCo, PSO and SWEPCo

Contracts

The Registrant Subsidiaries enter into certain types of contracts which require indemnifications. Typically these contracts include, but are not limited to, sale agreements, lease agreements, purchase agreements and financing agreements. Generally, these agreements may include, but are not limited to, indemnifications around certain tax, contractual and environmental matters. With respect to sale agreements, exposure generally does not exceed the sale price. As of December 31, 2011, there were no material liabilities recorded for any indemnifications.

APCo, I&M and OPCo are jointly and severally liable for activity conducted by AEPSC on behalf of the AEP East companies related to purchase power and sale activity pursuant to the SIA. PSO and SWEPCo are jointly and severally liable for activity conducted by AEPSC on behalf of PSO and SWEPCo related to purchase power and sale activity pursuant to the SIA.

Lease Obligations

Certain Registrant Subsidiaries lease certain equipment under master lease agreements. See “Master Lease Agreements” and “Railcar Lease” sections of Note 12 for disclosure of lease residual value guarantees.

ENVIRONMENTAL CONTINGENCIES

Carbon Dioxide Public Nuisance Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In 2004, eight states and the City of New York filed an action in Federal District Court for the Southern District of New York against AEP, AEPSC, Cinergy Corp, Xcel Energy, Southern Company and Tennessee Valley Authority. The Natural Resources Defense Council, on behalf of three special interest groups, filed a similar complaint against the same defendants. The actions allege that CO2 emissions from the defendants' power plants constitute a public nuisance under federal common law due to impacts of global warming and sought injunctive relief in the form of specific emission reduction commitments from the defendants. The trial court dismissed the lawsuits.

In September 2009, the Second Circuit Court of Appeals issued a ruling on appeal remanding the cases to the Federal District Court for the Southern District of New York. The Second Circuit held that the issues of climate change and global warming do not raise political questions and that Congress' refusal to regulate CO2 emissions does not mean that plaintiffs must wait for an initial policy determination by Congress or the President's administration to secure the relief sought in their complaints. In 2010, the U.S. Supreme Court granted the defendants' petition for review. In June 2011, the U.S. Supreme Court reversed and remanded the case to the Court of Appeals, finding that plaintiffs' federal common law claims are displaced by the regulatory authority granted to the Federal EPA under the CAA. After the remand, the plaintiffs asked the Second Circuit to return the case to the district court so that they could withdraw their complaints. The cases were returned to the district court and the plaintiffs' federal common law claims were dismissed in December 2011.

In October 2009, the Fifth Circuit Court of Appeals reversed a decision by the Federal District Court for the District of Mississippi dismissing state common law nuisance claims in a putative class action by Mississippi residents asserting that CO2 emissions exacerbated the effects of Hurricane Katrina. The Fifth Circuit held that there was no exclusive commitment of the common law issues raised in plaintiffs' complaint to a coordinate branch of government and that no initial policy determination was required to adjudicate these claims. The court granted petitions for rehearing. An additional recusal left the Fifth Circuit without a quorum to reconsider the decision and the appeal was dismissed, leaving the district court's decision in place. Plaintiffs filed a petition with the U.S. Supreme Court asking the court to remand the case to the Fifth Circuit and reinstate the panel decision. The petition was denied in January 2011. Plaintiffs refiled their complaint in federal district court. The court ordered all defendants to respond to the refiled complaints in October 2011. Management believes the claims are without merit, and in addition to other defenses, are barred by the doctrine of collateral estoppel and the applicable statute of limitations. Management intends to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Alaskan Villages' Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In 2008, the Native Village of Kivalina and the City of Kivalina, Alaska filed a lawsuit in Federal Court in the Northern District of California against AEP, AEPSC and 22 other unrelated defendants including oil and gas companies, a coal company and other electric generating companies. The complaint alleges that the defendants' emissions of CO2 contribute to global warming and constitute a public and private nuisance and that the defendants are acting together. The complaint further alleges that some of the defendants, including AEP, conspired to create a false scientific debate about global warming in order to deceive the public and perpetuate the alleged nuisance. The plaintiffs also allege that the effects of global warming will require the relocation of the village at an alleged cost of $95 million to $400 million. In October 2009, the judge dismissed plaintiffs' federal common law claim for nuisance, finding the claim barred by the political question doctrine and by plaintiffs' lack of standing to bring the claim. The judge also dismissed plaintiffs' state law claims without prejudice to refiling in state court. The plaintiffs appealed the decision. The defendants requested that the court defer setting this case for oral argument until after the Supreme Court issues its decision in the CO2 public nuisance case discussed above. The court accepted supplemental briefing on the impact of the Supreme Court's decision and heard oral argument in November 2011. Management believes the action is without merit and intends to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

The Comprehensive Environmental Response Compensation and Liability Act (Superfund) and State Remediation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

By-products from the generation of electricity include materials such as ash, slag, sludge, low-level radioactive waste and SNF. Coal combustion by-products, which constitute the overwhelming percentage of these materials, are typically treated and deposited in captive disposal facilities or are beneficially utilized. In addition, the generating plants and transmission and distribution facilities have used asbestos, polychlorinated biphenyls and other hazardous and nonhazardous materials. The Registrant Subsidiaries currently incur costs to dispose of these substances safely.

Superfund addresses clean-up of hazardous substances that have been released to the environment. The Federal EPA administers the clean-up programs. Several states have enacted similar laws. At December 31, 2011, APCo is named as a Potentially Responsible Party (PRP) for one site and OPCo is named a PRP for three sites by the Federal EPA. There are eight additional sites for which APCo, I&M, OPCo, and SWEPCo have received information requests which could lead to PRP designation. I&M and SWEPCo have also been named potentially liable at two sites each under state law including the I&M site discussed in the next paragraph. In those instances where the Registrant Subsidiaries have been named a PRP or defendant, disposal or recycling activities were in accordance with the then-applicable laws and regulations. Superfund does not recognize compliance as a defense, but imposes strict liability on parties who fall within its broad statutory categories. Liability has been resolved for a number of sites with no significant effect on net income.

In 2008, I&M received a letter from the Michigan Department of Environmental Quality (MDEQ) concerning conditions at a site under state law and requesting I&M take voluntary action necessary to prevent and/or mitigate public harm. I&M started remediation work in accordance with a plan approved by MDEQ and recorded a provision of approximately $10 million. As the remediation work is completed, I&M's cost may continue to increase as new information becomes available concerning either the level of contamination at the site or changes in the scope of remediation required by the MDEQ. Management cannot predict the amount of additional cost, if any.

Management evaluates the potential liability for each Superfund site separately, but several general statements can be made about potential future liability. Allegations that materials were disposed at a particular site are often unsubstantiated and the quantity of materials deposited at a site can be small and often nonhazardous. Although Superfund liability has been interpreted by the courts as joint and several, typically many parties are named as PRPs for each site and several of the parties are financially sound enterprises. At present, management's estimates do not anticipate material cleanup costs for identified Superfund sites, except the I&M site discussed above.

OPERATIONAL CONTINGENCIES

Insurance and Potential Losses – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries maintain insurance coverage normal and customary for electric utilities, subject to various deductibles. Insurance coverage includes all risks of physical loss or damage to nonnuclear assets, subject to insurance policy conditions and exclusions. Covered property generally includes power plants, substations, facilities and inventories. Excluded property generally includes transmission and distribution lines, poles and towers. The insurance programs also generally provide coverage against loss arising from certain claims made by third parties and are in excess of retentions absorbed by the Registrant Subsidiaries. Coverage is generally provided by a combination of the protected cell of EIS and/or various industry mutual and/or commercial insurance carriers.

Some potential losses or liabilities may not be insurable or the amount of insurance carried may not be sufficient to meet potential losses and liabilities, including, but not limited to, liabilities relating to damage to the Cook Plant and costs of replacement power in the event of an incident at the Cook Plant. Future losses or liabilities, if they occur, which are not completely insured, unless recovered from customers, could have a material adverse effect on net income, cash flows and financial condition.

Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2011
Significant Acquisitions and Dispositions [Abstract]
Acquisitions and Dispositions

6. ACQUISITIONS, DISPOSITIONS AND IMPAIRMENTS

ACQUISITIONS

Acquisition Anticipated Being Completed During the First Quarter of 2012

BlueStar Energy (Generation and Marketing segment)

In January 2012, we entered into an agreement to acquire BlueStar Energy Holdings, Inc. (BlueStar) and its independent retail electric supplier BlueStar Energy Solutions for approximately $70 million. BlueStar provides electric supply for retail customers in Ohio, Illinois and other deregulated electricity markets and also provides energy solutions, including demand response and energy efficiency services, nationwide. BlueStar has approximately 21,000 customer accounts. Consummation of the transaction is subject to regulatory and other approvals. The transaction is expected to close in the first quarter of 2012.

2010

Valley Electric Membership Corporation (Utility Operations segment)

In October 2010, SWEPCo purchased certain transmission and distribution assets of Valley Electric Membership Corporation (VEMCO) for approximately $102 million and began serving VEMCO's 30,000 customers in Louisiana.

2009

Oxbow Lignite Company and Red River Mining Company (Utility Operations segment)

In December 2009, SWEPCo purchased 50% of the Oxbow Lignite Company, LLC (OLC) membership interest for $13 million. CLECO acquired the remaining 50% membership interest in the OLC for $13 million. The Oxbow Mine is located near Coushatta, Louisiana and is used as one of the fuel sources for SWEPCo's and CLECO's jointly-owned Dolet Hills Generating Station. SWEPCo accounts for OLC as an equity investment. Also, in December 2009, DHLC purchased mining equipment and assets for $16 million from the Red River Mining Company.

DISPOSITIONS

2010

Electric Transmission Texas LLC (ETT) (Utility Operations segment)

In 2010, TCC and TNC sold $66 million and $73 million, respectively, of transmission facilities to ETT. There were no gains or losses recorded on these sale transactions.

Intercontinental Exchange, Inc. (ICE) (All Other)

In April 2010, we sold our remaining 138,000 shares of ICE and recognized a $16 million gain. We recorded the gain in Interest and Investment Income on our statements of income for the year ended December 31, 2010.

2009

Electric Transmission Texas LLC (ETT) (Utility Operations segment)

In 2009, TCC and TNC sold $93 million and $2 million, respectively, of transmission facilities to ETT. There were no gains or losses recorded on these sale transactions.

IMPAIRMENTS

2011

Turk Plant (Utility Operations segment)

In the fourth quarter of 2011, SWEPCo recorded a pretax write-off of $49 million in Asset Impairments and Other Related Charges on the statements of income related to the Texas jurisdictional portion of the Turk Plant as a result of the November 2011 Texas Court of Appeals decision upholding the Texas capital cost cap.

Muskingum River Plant Unit 5 FGD Project (MR5) (Utility Operations segment)

In September 2011, subsequent to the stipulation agreement filed with the PUCO, management determined that OPCo was not likely to complete the previously suspended MR5 project and that the project's preliminary engineering costs were no longer probable of being recovered. As a result, in the third quarter of 2011, OPCo recorded a pretax write-off of $42 million in Asset Impairments and Other Related Charges on the statements of income.

Sporn Plant Unit 5 (Utility Operations segment)

In the third quarter of 2011, management decided to no longer offer the output of Sporn Unit 5 into the PJM market. Sporn Unit 5 is not expected to operate in the future, resulting in the removal of Sporn Unit 5 from the AEP Power Pool. As a result, in the third quarter of 2011, OPCo recorded a pretax write-off of $48 million in Asset Impairments and Other Related Charges on the statements of income.

Appalachian Power Co [Member]
Significant Acquisitions and Dispositions [Abstract]
Acquisitions and Dispositions

6. ACQUISITIONS AND IMPAIRMENTS

2011

Dresden Plant - Affecting APCo

In August 2011, APCo purchased the partially completed Dresden Plant from AEGCo, at cost, for $302 million. The Dresden Plant was completed and placed in service in January 2012. The Dresden Plant is located near Dresden, Ohio and is a natural gas, combined cycle power plant with a generating capacity of 580 MW.

Ohio Power Co [Member]
Significant Acquisitions and Dispositions [Abstract]
Acquisitions and Dispositions

6. ACQUISITIONS AND IMPAIRMENTS

IMPAIRMENTS

Muskingum River Plant Unit 5 FGD Project (MR5) – Affecting OPCo

In September 2011, subsequent to the stipulation agreement filed with the PUCO, management determined that OPCo was not likely to complete the previously suspended MR5 project and that the project's preliminary engineering costs were no longer probable of being recovered. As a result, in the third quarter of 2011, OPCo recorded a pretax write-off of $42 million in Asset Impairments and Other Related Charges on the statements of income.

Sporn Plant Unit 5 – Affecting OPCo

In the third quarter of 2011, management decided to no longer offer the output of Sporn Unit 5 into the PJM market. Sporn Unit 5 is not expected to operate in the future, resulting in the removal of Sporn Unit 5 from the AEP Power Pool. As a result, in the third quarter of 2011, OPCo recorded a pretax write-off of $48 million in Asset Impairments and Other Related Charges on the statements of income.

Southwestern Electric Power Co [Member]
Significant Acquisitions and Dispositions [Abstract]
Acquisitions and Dispositions

6. ACQUISITIONS AND IMPAIRMENTS

2010

Valley Electric Membership Corporation – Affecting SWEPCo

In October 2010, SWEPCo purchased certain transmission and distribution assets of Valley Electric Membership Corporation (VEMCO) for approximately $102 million and began serving VEMCO's 30,000 customers in Louisiana.

2009

Oxbow Lignite Company and Red River Mining Company – Affecting SWEPCo

In December 2009, SWEPCo purchased 50% of the Oxbow Lignite Company, LLC (OLC) membership interest for $13 million. CLECO acquired the remaining 50% membership interest in the OLC for $13 million. The Oxbow Mine is located near Coushatta, Louisiana and is used as one of the fuel sources for SWEPCo's and CLECO's jointly-owned Dolet Hills Generating Station. SWEPCo accounts for OLC as an equity investment. Also, in December 2009, DHLC purchased mining equipment and assets for $16 million from the Red River Mining Company.

IMPAIRMENTS

2011

Turk Plant (Utility Operations segment) – Affecting SWEPCo

In the fourth quarter of 2011, SWEPCo recorded a pretax write-off of $49 million in Asset Impairments and Other Related Charges on the statements of income related to the Texas jurisdictional portion of the Turk Plant as a result of the November 2011 Texas Court of Appeals decision upholding the Texas capital cost cap.

Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Benefit Plans

7. BENEFIT PLANS

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Investments Held in Trust for Future Liabilities” and “Fair Value Measurements of Assets and Liabilities” sections of Note 1.

We sponsor a qualified pension plan and two unfunded nonqualified pension plans. Substantially all of our employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. We sponsor OPEB plans to provide medical and life insurance benefits for retired employees.

We recognize the funded status associated with our defined benefit pension and OPEB plans in the balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. We recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. We record a regulatory asset instead of other comprehensive income for qualifying benefit costs of our regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of our benefit obligations are shown in the following table:

					Other Postretirement
	Pension Plans				Benefit Plans
Assumptions	2011		2010		2011	2010
Discount Rate	4.55%		5.05%		4.75%	5.25%
Rate of Compensation Increase	4.85%	(a)	4.95%	(a)	NA	NA

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

NA Not applicable

We use a duration-based method to determine the discount rate for our plans. A hypothetical portfolio of high quality corporate bonds similar to those included in the Moody's Aa bond index is constructed with a duration matching the benefit plan liability. The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan.

For 2011, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 11.5% per year, with an average increase of 4.85%.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of our benefit costs are shown in the following table:

				Other Postretirement
	Pension Plans			Benefit Plans
	2011	2010	2009	2011	2010	2009
Discount Rate	5.05%	5.60%	6.00%	5.25%	5.85%	6.10%
Expected Return on Plan Assets	7.75%	8.00%	8.00%	7.50%	8.00%	7.75%
Rate of Compensation Increase	4.85%	4.60%	5.90%	NA	NA	NA

NA Not Applicable

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2011	2010
Initial	7.50%	8.00%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2016	2016

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans. A 1% change in assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
	(in millions)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement Health
Care Benefit Cost	$23	$(18)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit Obligation	274	(223)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets. The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits. The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment. We monitor the plans to control security diversification and ensure compliance with our investment policy. At December 31, 2011, the assets were invested in compliance with all investment limits. See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2011 and 2010

The following tables provide a reconciliation of the changes in the plans' benefit obligations, fair value of plan assets and funded status as of December 31. The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

			Other Postretirement
	Pension Plans		Benefit Plans
	2011	2010	2011	2010
Change in Benefit Obligation	(in millions)
Benefit Obligation at January 1	$4,807	$4,701	$2,125	$1,941
Service Cost	72	111	42	47
Interest Cost	237	253	109	113
Actuarial Loss	169	222	253	164
Plan Amendment Prior Service Credit	-	-	(196)	(36)
Curtailment	-	-	1	-
Benefit Payments	(294)	(480)	(150)	(142)
Participant Contributions	-	-	34	29
Medicare Subsidy	-	-	9	9
Benefit Obligation at December 31	$4,991	$4,807	$2,227	$2,125

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	$3,858	$3,403	$1,461	$1,308
Actual Gain (Loss) on Plan Assets	282	420	(14)	149
Company Contributions	457	515	79	117
Participant Contributions	-	-	34	29
Benefit Payments	(294)	(480)	(150)	(142)
Fair Value of Plan Assets at December 31	$4,303	$3,858	$1,410	$1,461

Underfunded Status at December 31	$(688)	$(949)	$(817)	$(664)

Benefit Amounts Recognized on the Balance Sheets as of December 31, 2011 and 2010

			Other Postretirement
	Pension Plans		Benefit Plans

	December 31,
	2011	2010	2011	2010
	(in millions)
Other Current Liabilities - Accrued Short-term
Benefit Liability	$(8)	$(8)	$(4)	$(4)
Employee Benefits and Pension Obligations -
Accrued Long-term Benefit Liability	(680)	(941)	(813)	(660)
Underfunded Status	$(688)	$(949)	$(817)	$(664)

Amounts Included in AOCI and Regulatory Assets as of December 31, 2011 and 2010

			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
	2011	2010	2011	2010
Components	(in millions)
Net Actuarial Loss	$2,208	$2,129	$979	$638
Prior Service Cost (Credit)	10	11	(210)	(20)
Transition Obligation	-	-	1	3

Recorded as
Regulatory Assets	$1,818	$1,764	$479	$388
Deferred Income Taxes	140	132	102	81
Net of Tax AOCI	260	244	189	152

Components of the change in amounts included in AOCI and Regulatory Assets during the years ended December 31, 2011 and 2010 are as follows:

			Other Postretirement
	Pension Plans		Benefit Plans
	Years Ended December 31,
	2011	2010	2011	2010
Components	(in millions)
Actuarial Loss During the Year	$201	$121	$370	$121
Prior Service Credit	-	-	(191)	(36)
Amortization of Actuarial Loss	(122)	(89)	(29)	(29)
Amortization of Prior Service Credit (Cost)	(1)	-	1	-
Amortization of Transition Obligation	-	-	(2)	(27)
Change for the Year	$78	$32	$149	$29

Pension and Other Postretirement Plans' Assets

The following table presents the classification of pension plan assets within the fair value hierarchy at December 31, 2011:

						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in millions)
Equities:
Domestic	$1,455	$-	$-	$-	$1,455	33.8%
International	399	-	-	-	399	9.3%
Real Estate Investment Trusts	104	-	-	-	104	2.4%
Common Collective Trust -
International	-	128	-	-	128	3.0%
Subtotal - Equities	1,958	128	-	-	2,086	48.5%

Fixed Income:
Common Collective Trust - Debt	-	26	-	-	26	0.6%
United States Government and
Agency Securities	-	566	-	-	566	13.2%
Corporate Debt	-	985	6	-	991	23.0%
Foreign Debt	-	190	-	-	190	4.4%
State and Local Government	-	48	-	-	48	1.1%
Other - Asset Backed	-	26	-	-	26	0.6%
Subtotal - Fixed Income	-	1,841	6	-	1,847	42.9%

Real Estate	-	-	163	-	163	3.8%

Alternative Investments	-	-	161	-	161	3.7%
Securities Lending	-	215	-	-	215	5.0%
Securities Lending Collateral (a)	-	-	-	(236)	(236)	(5.5)%

Cash and Cash Equivalents	-	93	-	-	93	2.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	(26)	(26)	(0.6)%

Total	$1,958	$2,277	$330	$(262)	$4,303	100.0%

  Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.
  Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table sets forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy for AEP's pension assets:

	Corporate	Real	Alternative	Total
	Debt	Estate	Investments	Level 3
	(in millions)
Balance as of January 1, 2011	$-	$83	$130	$213
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	22	9	31
Relating to Assets Sold During the Period	-	-	3	3
Purchases and Sales	-	58	19	77
Transfers into Level 3	6	-	-	6
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2011	$6	$163	$161	$330

The following table presents the classification of OPEB plan assets within the fair value hierarchy at December 31, 2011:

						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in millions)
Equities:
Domestic	$348	$-	$-	$-	$348	24.7%
International	380	-	-	-	380	27.0%
Common Collective Trust -
Global	-	99	-	-	99	7.0%
Subtotal - Equities	728	99	-	-	827	58.7%

Fixed Income:
Common Collective Trust - Debt	-	69	-	-	69	4.9%
United States Government and
Agency Securities	-	81	-	-	81	5.7%
Corporate Debt	-	152	-	-	152	10.8%
Foreign Debt	-	32	-	-	32	2.3%
State and Local Government	-	9	-	-	9	0.6%
Other - Asset Backed	-	2	-	-	2	0.1%
Subtotal - Fixed Income	-	345	-	-	345	24.4%

Trust Owned Life Insurance:
International Equities	-	46	-	-	46	3.3%
United States Bonds	-	158	-	-	158	11.2%

Cash and Cash Equivalents	17	23	-	-	40	2.9%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	(6)	(6)	(0.5)%

Total	$745	$671	$-	$(6)	$1,410	100.0%

  Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table presents the classification of pension plan assets within the fair value hierarchy at December 31, 2010:

						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in millions)
Equities:
Domestic	$1,350	$2	$-	$-	$1,352	35.1%
International	403	-	-	-	403	10.4%
Real Estate Investment Trusts	112	-	-	-	112	2.9%
Common Collective Trust -
International	-	163	-	-	163	4.2%
Subtotal - Equities	1,865	165	-	-	2,030	52.6%

Fixed Income:
United States Government and
Agency Securities	-	634	-	-	634	16.4%
Corporate Debt	-	672	-	-	672	17.4%
Foreign Debt	-	127	-	-	127	3.3%
State and Local Government	-	23	-	-	23	0.6%
Other - Asset Backed	-	51	-	-	51	1.3%
Subtotal - Fixed Income	-	1,507	-	-	1,507	39.0%

Real Estate	-	-	83	-	83	2.2%

Alternative Investments	-	-	130	-	130	3.4%
Securities Lending	-	254	-	-	254	6.6%
Securities Lending Collateral (a)	-	-	-	(276)	(276)	(7.1)%

Cash and Cash Equivalents (b)	-	127	-	2	129	3.3%
Other - Pending Transactions and
Accrued Income (c)	-	-	-	1	1	-%

Total	$1,865	$2,053	$213	$(273)	$3,858	100.0%

(a) Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b) Amounts in "Other" column primarily represent foreign currency holdings.

(c) Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table sets forth a reconciliation of changes in the fair value of real estate and alternative investments classified as Level 3 in the fair value hierarchy for the pension assets:

		Alternative	Total
	Real Estate	Investments	Level 3
	(in millions)
Balance as of January 1, 2010	$90	$106	$196
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	(7)	4	(3)
Relating to Assets Sold During the Period	-	1	1
Purchases and Sales	-	19	19
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of December 31, 2010	$83	$130	$213

The following table presents the classification of OPEB plan assets within the fair value hierarchy at December 31, 2010:

						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in millions)
Equities:
Domestic	$584	$-	$-	$-	$584	40.0%
International	220	-	-	-	220	15.1%
Common Collective Trust -
Global	-	115	-	-	115	7.9%
Subtotal - Equities	804	115	-	-	919	63.0%

Fixed Income:
Common Collective Trust - Debt	-	48	-	-	48	3.3%
United States Government and
Agency Securities	-	93	-	-	93	6.4%
Corporate Debt	-	110	-	-	110	7.5%
Foreign Debt	-	25	-	-	25	1.7%
State and Local Government	-	3	-	-	3	0.2%
Other - Asset Backed	-	1	-	-	1	0.1%
Subtotal - Fixed Income	-	280	-	-	280	19.2%

Trust Owned Life Insurance:
International Equities	-	49	-	-	49	3.3%
United States Bonds	-	163	-	-	163	11.1%

Cash and Cash Equivalents (a)	21	25	-	1	47	3.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	3	3	0.2%

Total	$825	$632	$-	$4	$1,461	100.0%

(a) Amounts in "Other" column primarily represent foreign currency holdings.

(b) Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Determination of Pension Expense

We base our determination of pension expense or income on a market-related valuation of assets which reduces year-to-year volatility. This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur. Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return based on the market-related value of assets. Since the market-related value of assets recognizes gains or losses over a five-year period, the future value of assets will be impacted as previously deferred gains or losses are recorded.

	December 31,
Accumulated Benefit Obligation	2011	2010
	(in millions)
Qualified Pension Plan	$4,808	$4,659
Nonqualified Pension Plans	89	80
Total	$4,897	$4,739

For our underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans at December 31, 2011 and 2010 were as follows:

	Underfunded Pension Plans
	December 31,
	2011	2010
	(in millions)
Projected Benefit Obligation	$4,991	$4,807

Accumulated Benefit Obligation	$4,897	$4,739
Fair Value of Plan Assets	4,303	3,858
Underfunded Accumulated Benefit Obligation	$(594)	$(881)

Estimated Future Benefit Payments and Contributions

We expect contributions and payments for the pension plans of $208 million and the OPEB plans of $99 million during 2012. The estimated pension benefit payments for the unfunded plan and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits. For the qualified pension plan, we may make additional discretionary contributions to maintain the funded status of the plan. The contribution to the OPEB plans is generally based on the amount of the OPEB plans' periodic benefit costs for accounting purposes as provided in agreements with state regulatory authorities, plus the additional discretionary contribution of our Medicare subsidy receipts.

The table below reflects the total benefits expected to be paid from the plan or from our assets. The payments include the participants' contributions to the plan for their share of the cost. In December 2011, we amended the prescription drug program for certain participants. The impact of the change is reflected in the Benefit Plan Obligation table as a plan amendment. As a result of this amendment to the plan, the Medicare subsidy receipts in the following table are reduced from prior published estimates. Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results. The estimated payments for pension benefits and OPEB are as follows:

	Pension Plans	Other Postretirement Benefit Plans
	Pension	Benefit	Medicare Subsidy
	Payments	Payments	Receipts
	(in millions)
2012	$327	$145	$9
2013	334	148	-
2014	354	153	-
2015	356	160	-
2016	360	168	-
Years 2017 to 2021, in Total	1,864	955	2

Components of Net Periodic Benefit Cost

The following table provides the components of our net periodic benefit cost for the plans for the years ended December 31, 2011, 2010 and 2009:

				Other Postretirement
	Pension Plans			Benefit Plans
	Years Ended December 31,
	2011	2010	2009	2011	2010	2009
	(in millions)
Service Cost	$72	$111	$104	$42	$47	$42
Interest Cost	237	253	254	109	113	110
Expected Return on Plan Assets	(314)	(312)	(321)	(109)	(105)	(80)
Curtailment	-	-	-	1	-	-
Amortization of Transition Obligation	-	-	-	2	27	27
Amortization of Prior Service Cost (Credit)	1	-	-	(1)	-	-
Amortization of Net Actuarial Loss	122	89	59	29	29	42
Net Periodic Benefit Cost	118	141	96	73	111	141
Capitalized Portion	(37)	(44)	(30)	(22)	(35)	(44)
Net Periodic Benefit Cost Recognized as
Expense	$81	$97	$66	$51	$76	$97

Estimated amounts expected to be amortized to net periodic benefit costs and the impact on the balance sheet during 2012 are shown in the following table:

		Other
		Postretirement
	Pension Plans	Benefit Plans
Components	(in millions)
Net Actuarial Loss	$145	$59
Prior Service Credit	(1)	(18)
Transition Obligation	-	1
Total Estimated 2012 Amortization	$144	$42

Expected to be Recorded as
Regulatory Asset	$116	$25
Deferred Income Taxes	10	6
Net of Tax AOCI	18	11
Total	$144	$42

American Electric Power System Retirement Savings Plan

We sponsor the American Electric Power System Retirement Savings Plan, a defined contribution retirement savings plan for substantially all employees who are not members of the United Mine Workers of America (UMWA). It is a qualified plan offering participants an opportunity to contribute a portion of their pay with features under Section 401(k) of the Internal Revenue Code. The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions. The cost for matching contributions totaled $64 million in 2011, $61 million in 2010 and $74 million in 2009.

UMWA Benefits

We provide UMWA pension, health and welfare benefits for certain unionized mining employees, retirees and their survivors who meet eligibility requirements. UMWA trustees make final interpretive determinations with regard to all benefits. The pension benefits are administered by UMWA trustees and contributions are made to their trust funds. The health and welfare benefits are administered by us and benefits are paid from our general assets.

The UMWA pension benefits are administered through a multiemployer plan that is different from single-employer plans as an employer's contributions may be used to provide benefits to employees of other participating employers. Required contributions not made by an employer may result in other employers bearing the unfunded plan obligations, while a withdrawing employer may be subject to a withdrawal liability. UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), which under the Pension Protection Act of 2006 (PPA) was in Seriously Endangered Status for the plan years ending June 30, 2011 and 2010, without utilization of extended amortization provisions. The Plan is required under the PPA to adopt a funding improvement plan by May 25, 2012. Contributions in 2011, 2010 and 2009, which were made under a collective bargaining agreement that expires December 31, 2012, were immaterial and represent less than 5% of the total contributions in the plan's latest annual report for the years ended June 30, 2011, 2010 and 2009. Contributions did not include a surcharge, and there are no minimum contributions for future years.

Appalachian Power Co [Member]
Benefit Plans [Abstract]
Benefit Plans

7. BENEFIT PLANS

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Investments Held in Trust for Future Liabilities” and “Fair Value Measurements of Assets and Liabilities” sections of Note 1.

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide medical and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries' participation in AEP's benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same. This section details the assumptions that apply to all Registrant Subsidiaries and the rate of compensation increase for each subsidiary.

The Registrant Subsidiaries recognize the funded status associated with defined benefit pension and OPEB plans in their balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. The Registrant Subsidiaries recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. The Registrant Subsidiaries record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrant Subsidiaries' benefit obligations are shown in the following tables:

			Other Postretirement
	Pension Plans		Benefit Plans
Assumption	2011	2010	2011	2010
Discount Rate	4.55%	5.05%	4.75%	5.25%

	Pension Plans
Assumption - Rate of Compensation Increase (a)	2011	2010
APCo	4.65%	4.70%
I&M	4.90%	4.90%
OPCo	4.95%	5.05%
PSO	4.85%	4.95%
SWEPCo	4.70%	4.80%

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans. A hypothetical portfolio of high quality corporate bonds similar to those included in the Moody's Aa bond index is constructed with a duration matching the benefit plan liability. The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan. The discount rate is the same for each Registrant Subsidiary.

For 2011, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 11.5% per year, with the average increase shown in the table above. The compensation increase rates reflect variations in each Registrant Subsidiary's population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrant Subsidiary's benefit costs are shown in the following tables:

				Other Postretirement
	Pension Plans			Benefit Plans
Assumptions	2011	2010	2009	2011	2010	2009
Discount Rate	5.05%	5.60%	6.00%	5.25%	5.85%	6.10%
Expected Return on Plan Assets	7.75%	8.00%	8.00%	7.50%	8.00%	7.75%

	Pension Plans
Assumption - Rate of Compensation Increase	2011	2010	2009
APCo	4.65%	4.35%	5.65%
I&M	4.90%	4.55%	5.85%
OPCo	4.95%	4.70%	6.00%
PSO	4.85%	4.60%	5.90%
SWEPCo	4.70%	4.45%	5.75%

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth. The expected return on plan assets is the same for each Registrant Subsidiary.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2011	2010
Initial	7.50%	8.00%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2016	2016

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans. A 1% change in assumed health care cost trend rates would have the following effects:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement
Health Care Benefit Cost:
1% Increase	$3,806	$2,972	$5,188	$1,300	$1,500
1% Decrease	(3,015)	(2,367)	(4,110)	(1,036)	(1,195)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit
Obligation:
1% Increase	$50,216	$33,657	$65,251	$15,088	$17,499
1% Decrease	(40,748)	(27,448)	(53,015)	(12,314)	(14,281)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets. The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits. The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment. Management monitors the plans to control security diversification and ensure compliance with the investment policy. At December 31, 2011, the assets were invested in compliance with all investment limits. See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2011 and 2010

The following tables provide a reconciliation of the changes in the plans' benefit obligations, fair value of plan assets and funded status as of December 31. The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

APCo			Other Postretirement
	Pension Plans		Benefit Plans
	2011	2010	2011	2010
Change in Benefit Obligation	(in thousands)
Benefit Obligation at January 1	$652,219	$632,832	$383,152	$348,787
Service Cost	7,199	12,908	4,983	5,722
Interest Cost	32,293	33,956	19,468	20,300
Actuarial Loss	29,137	28,909	41,306	33,656
Plan Amendment Prior Service Credit	-	-	(31,145)	(4,257)
Benefit Payments	(39,398)	(56,386)	(30,040)	(27,677)
Participant Contributions	-	-	6,005	4,782
Medicare Subsidy	-	-	1,753	1,839
Benefit Obligation at December 31	$681,450	$652,219	$395,482	$383,152

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	$512,836	$474,657	$243,771	$217,160
Actual Gain (Loss) on Plan Assets	36,970	57,745	(4,102)	29,112
Company Contributions	60,348	36,820	14,101	20,394
Participant Contributions	-	-	6,005	4,782
Benefit Payments	(39,398)	(56,386)	(30,040)	(27,677)
Fair Value of Plan Assets at December 31	$570,756	$512,836	$229,735	$243,771

Underfunded Status at December 31	$(110,694)	$(139,383)	$(165,747)	$(139,381)

Amounts Recognized on the Registrant Subsidiaries' Balance Sheets as of December 31, 2011 and 2010

			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
APCo	2011	2010	2011	2010
	(in thousands)
Other Current Liabilities - Accrued Short-term
Benefit Liability	$(34)	$(34)	$(2,956)	$(2,854)
Employee Benefits and Pension Obligations -
Accrued Long-term Benefit Liability	(110,660)	(139,349)	(162,791)	(136,527)
Underfunded Status	$(110,694)	$(139,383)	$(165,747)	$(139,381)

Amounts Included in AOCI and Regulatory Assets as of December 31, 2011 and 2010

			Other Postretirement
APCo	Pension Plans		Benefit Plans
	December 31,
	2011	2010	2011	2010
Components	(in thousands)
Net Actuarial Loss	$308,223	$290,798	$174,615	$115,350
Prior Service Cost (Credit)	1,393	2,310	(33,060)	(2,086)
Transition Obligation	-	-	780	1,947

Recorded as
Regulatory Assets	$305,558	$289,214	$56,764	$45,891
Deferred Income Taxes	1,420	1,366	29,951	23,881
Net of Tax AOCI	2,638	2,528	55,620	45,439

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant Subsidiary during the years ended December 31, 2011 and 2010 are as follows:

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$33,995	$21,372	$44,976	$8,712	$8,958
Amortization of Actuarial Loss	(16,570)	(14,144)	(24,828)	(6,757)	(6,759)
Amortization of Prior Service Cost (Credit)	(917)	(744)	(1,474)	950	795
Change for the Year Ended
December 31, 2011	$16,508	$6,484	$18,674	$2,905	$2,994

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss (Gain) During the Year	$14,769	$24,732	$26,308	$(2,346)	$(6,379)
Amortization of Actuarial Loss	(11,842)	(10,065)	(18,150)	(5,188)	(5,242)
Amortization of Prior Service Cost (Credit)	(917)	(744)	(1,474)	950	796
Change for the Year Ended
December 31, 2010	$2,010	$13,923	$6,684	$(6,584)	$(10,825)

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$65,104	$46,321	$79,611	$22,147	$23,619
Amortization of Actuarial Loss	(5,839)	(3,566)	(7,298)	(1,553)	(1,785)
Prior Service Credit	(31,145)	(24,846)	(42,357)	(11,612)	(9,409)
Amortization of Prior Service Cost (Credit)	171	237	212	75	(258)
Amortization of Transition Obligation	(1,167)	(188)	(150)	-	-
Change for the Year Ended
December 31, 2011	$27,124	$17,958	$30,018	$9,057	$12,167

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$23,876	$13,372	$31,207	$7,283	$7,570
Amortization of Actuarial Loss	(5,410)	(3,526)	(6,877)	(1,573)	(1,711)
Prior Service Credit	(4,257)	(4,273)	(6,039)	(2,408)	(2,399)
Amortization of Transition Obligation	(5,244)	(2,814)	(6,642)	(2,805)	(2,461)
Change for the Year Ended
December 31, 2010	$8,965	$2,759	$11,649	$497	$999

Pension and Other Postretirement Plans' Assets

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2011:

APCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$192,957	$-	$-	$-	$192,957	33.8%
International	52,904	-	-	-	52,904	9.3%
Real Estate Investment Trusts	13,794	-	-	-	13,794	2.4%
Common Collective Trust -
International	-	17,038	-	-	17,038	3.0%
Subtotal - Equities	259,655	17,038	-	-	276,693	48.5%

Fixed Income:
Common Collective Trust - Debt	-	3,483	-	-	3,483	0.6%
United States Government and
Agency Securities	-	75,042	-	-	75,042	13.2%
Corporate Debt	-	130,606	846	-	131,452	23.0%
Foreign Debt	-	25,289	-	-	25,289	4.4%
State and Local Government	-	6,374	-	-	6,374	1.1%
Other - Asset Backed	-	3,449	-	-	3,449	0.6%
Subtotal - Fixed Income	-	244,243	846	-	245,089	42.9%

Real Estate	-	-	21,666	-	21,666	3.8%

Alternative Investments	-	-	21,269	-	21,269	3.7%
Securities Lending	-	28,488	-	-	28,488	5.0%
Securities Lending Collateral (a)	-	-	-	(31,276)	(31,276)	(5.5)%

Cash and Cash Equivalents	-	12,306	-	-	12,306	2.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	(3,479)	(3,479)	(0.6)%

Total	$259,655	$302,075	$43,781	$(34,755)	$570,756	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy by Registrant Subsidiary for pension assets:

	Corporate	Real	Alternative	Total
APCo	Debt	Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2011	$-	$11,060	$17,281	$28,341
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	2,952	1,142	4,094
Relating to Assets Sold During the Period	-	-	392	392
Purchases and Sales	-	7,654	2,454	10,108
Transfers into Level 3	846	-	-	846
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2011	$846	$21,666	$21,269	$43,781

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2011:

APCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$56,670	$-	$-	$-	$56,670	24.7%
International	61,982	-	-	-	61,982	27.0%
Common Collective Trust -
Global	-	16,159	-	-	16,159	7.0%
Subtotal - Equities	118,652	16,159	-	-	134,811	58.7%

Fixed Income:
Common Collective Trust - Debt	-	11,279	-	-	11,279	4.9%
United States Government and
Agency Securities	-	13,165	-	-	13,165	5.7%
Corporate Debt	-	24,792	-	-	24,792	10.8%
Foreign Debt	-	5,256	-	-	5,256	2.3%
State and Local Government	-	1,371	-	-	1,371	0.6%
Other - Asset Backed	-	312	-	-	312	0.1%
Subtotal - Fixed Income	-	56,175	-	-	56,175	24.4%

Trust Owned Life Insurance:
International Equities	-	7,533	-	-	7,533	3.3%
United States Bonds	-	25,719	-	-	25,719	11.2%

Cash and Cash Equivalents	2,739	3,816	-	-	6,555	2.9%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	(1,058)	(1,058)	(0.5)%

Total	$121,391	$109,402	$-	$(1,058)	$229,735	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2010:

APCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$179,421	$366	$-	$-	$179,787	35.1%
International	53,559	-	-	-	53,559	10.4%
Real Estate Investment Trusts	14,932	-	-	-	14,932	2.9%
Common Collective Trust -
International	-	21,619	-	-	21,619	4.2%
Subtotal - Equities	247,912	21,985	-	-	269,897	52.6%

Fixed Income:
United States Government and
Agency Securities	-	84,280	-	-	84,280	16.4%
Corporate Debt	-	89,296	-	-	89,296	17.4%
Foreign Debt	-	16,900	-	-	16,900	3.3%
State and Local Government	-	3,021	-	-	3,021	0.6%
Other - Asset Backed	-	6,798	-	-	6,798	1.3%
Subtotal - Fixed Income	-	200,295	-	-	200,295	39.0%

Real Estate	-	-	11,060	-	11,060	2.2%

Alternative Investments	-	-	17,281	-	17,281	3.4%
Securities Lending	-	33,804	-	-	33,804	6.6%
Securities Lending Collateral (a)	-	-	-	(36,664)	(36,664)	(7.1)%

Cash and Cash Equivalents (b)	-	16,870	-	212	17,082	3.3%
Other - Pending Transactions and
Accrued Income (c)	-	-	-	81	81	-%

Total	$247,912	$272,954	$28,341	$(36,371)	$512,836	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent foreign currency holdings.

(c)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of real estate and alternative investments classified as Level 3 in the fair value hierarchy for pension assets by Registrant Subsidiary:

		Alternative	Total
APCo	Real Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2010	$12,623	$14,739	$27,362
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	(1,563)	412	(1,151)
Relating to Assets Sold During the Period	-	134	134
Purchases and Sales	-	1,996	1,996
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of December 31, 2010	$11,060	$17,281	$28,341

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2010:

APCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$97,469	$-	$-	$-	$97,469	40.0%
International	36,792	-	-	-	36,792	15.1%
Common Collective Trust -
Global	-	19,153	-	-	19,153	7.9%
Subtotal - Equities	134,261	19,153	-	-	153,414	63.0%

Fixed Income:
Common Collective Trust - Debt	-	7,966	-	-	7,966	3.3%
United States Government and
Agency Securities	-	15,636	-	-	15,636	6.4%
Corporate Debt	-	18,365	-	-	18,365	7.5%
Foreign Debt	-	4,140	-	-	4,140	1.7%
State and Local Government	-	583	-	-	583	0.2%
Other - Asset Backed	-	158	-	-	158	0.1%
Subtotal - Fixed Income	-	46,848	-	-	46,848	19.2%

Trust Owned Life Insurance:
International Equities	-	8,189	-	-	8,189	3.3%
United States Bonds	-	27,130	-	-	27,130	11.1%

Cash and Cash Equivalents (a)	3,422	4,179	-	143	7,744	3.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	446	446	0.2%

Total	$137,683	$105,499	$-	$589	$243,771	100.0%

(a)       Amounts in "Other" column primarily represent foreign currency holdings.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility. This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur. Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return based on the market-related value of assets. Since the market-related value of assets recognizes gains or losses over a five-year period, the future value of assets will be impacted as previously deferred gains or losses are recorded.

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$672,967	$569,855	$1,005,608	$269,230	$269,809
Nonqualified Pension Plans	234	168	821	1,368	1,223
Total as of December 31, 2011	$673,201	$570,023	$1,006,429	$270,598	$271,032

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$646,513	$551,702	$973,802	$261,535	$260,838
Nonqualified Pension Plans	221	994	799	1,326	1,133
Total as of December 31, 2010	$646,734	$552,696	$974,601	$262,861	$261,971

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans at December 31, 2011 and 2010 were as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$681,450	$581,677	$1,020,890	$277,448	$277,594

Accumulated Benefit Obligation	$673,201	$570,023	$1,006,429	$270,598	$271,032
Fair Value of Plan Assets	570,756	503,926	925,939	245,769	255,861
Underfunded Accumulated Benefit
Obligation as of December 31, 2011	$(102,445)	$(66,097)	$(80,490)	$(24,829)	$(15,171)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$652,219	$560,982	$984,089	$268,180	$267,206

Accumulated Benefit Obligation	$646,734	$552,696	$974,601	$262,861	$261,971
Fair Value of Plan Assets	512,836	451,688	799,281	213,576	224,618
Underfunded Accumulated Benefit
Obligation as of December 31, 2010	$(133,898)	$(101,008)	$(175,320)	$(49,285)	$(37,353)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments for the unfunded plan and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits. For the qualified pension plan, additional discretionary contributions may be made to the trust to maintain the funded status of the plan. The contributions to the OPEB plans are generally based on the amount of the OPEB plans' periodic benefit costs for accounting purposes as provided in agreements with state regulatory authorities, plus the additional discretionary contribution of the Medicare subsidy receipts. The following table provides the estimated contributions and payments by Registrant Subsidiary for 2012:

		Other Postretirement
Company	Pension Plans	Benefit Plans
	(in thousands)
APCo	$33,442	$16,775
I&M	23,938	13,465
OPCo	39,095	19,705
PSO	11,612	5,982
SWEPCo	9,089	7,089

The tables below reflect the total benefits expected to be paid from the plan or from the Registrant Subsidiary's assets. The payments include the participants' contributions to the plan for their share of the cost. In December 2011, the prescription drug plan was amended for certain participants. The impact of the change is reflected in the Benefit Plan Obligation table as a plan amendment. As a result of this amendment to the plan, the Medicare subsidy receipts in the following table are reduced from prior published estimates. Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results. The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$44,506	$34,963	$69,978	$19,989	$19,329
2013	45,202	35,686	72,422	20,472	20,281
2014	47,192	37,289	76,712	22,199	22,080
2015	46,327	37,831	75,063	22,020	22,288
2016	48,178	39,781	75,042	21,847	22,331
Years 2017 to 2021, in Total	248,647	213,381	371,555	113,723	115,691

Other Postretirement Benefit Plans: Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$27,515	$17,849	$36,517	$7,833	$8,302
2013	27,741	18,289	36,412	8,120	8,628
2014	28,782	19,085	37,271	8,438	9,179
2015	29,668	20,117	38,306	8,934	9,598
2016	30,657	21,358	39,774	9,467	10,214
Years 2017 to 2021, in Total	168,810	123,258	218,695	54,491	61,146

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$1,777	$1,096	$2,276	$618	$586
2013	272	28	43	-	-
2014	287	27	48	-	-
2015	298	26	59	-	-
2016	307	26	67	-	-
Years 2017 to 2021, in Total	1,578	110	536	-	-

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost by Registrant Subsidiary for the years ended December 31, 2011, 2010 and 2009:

				Other Postretirement
APCo	Pension Plans			Benefit Plans
	Years Ended December 31,
	2011	2010	2009	2011	2010	2009
	(in thousands)
Service Cost	$7,199	$12,908	$12,689	$4,983	$5,722	$5,142
Interest Cost	32,293	33,956	34,050	19,468	20,300	19,710
Expected Return on Plan Assets	(41,833)	(43,805)	(44,885)	(17,985)	(17,628)	(13,531)
Amortization of Transition Obligation	-	-	-	1,167	5,244	5,244
Amortization of Prior Service Cost (Credit)	917	917	917	(171)	-	-
Amortization of Net Actuarial Loss	16,570	11,842	7,688	5,839	5,410	7,666
Net Periodic Benefit Cost	15,146	15,818	10,459	13,301	19,048	24,231
Capitalized Portion	(5,604)	(6,058)	(3,661)	(4,921)	(7,295)	(8,481)
Net Periodic Benefit Cost Recognized as
Expense	$9,542	$9,760	$6,798	$8,380	$11,753	$15,750

Estimated amounts expected to be amortized to net periodic benefit costs and the impact on each Registrant Subsidiary's balance sheet during 2012 are shown in the following tables:

	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plan - Components	(in thousands)
Net Actuarial Loss	$19,816	$16,915	$29,690	$8,074	$8,077
Prior Service Cost (Credit)	475	407	743	(948)	(793)
Total Estimated 2012 Amortization	$20,291	$17,322	$30,433	$7,126	$7,284

Pension Plans -
Expected to be Recorded as
Regulatory Asset	$20,190	$16,303	$16,299	$7,126	$7,284
Deferred Income Taxes	35	357	4,947	-	-
Net of Tax AOCI	66	662	9,187	-	-
Total	$20,291	$17,322	$30,433	$7,126	$7,284

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans -	(in thousands)
Components
Net Actuarial Loss	$10,671	$7,325	$13,951	$3,296	$3,822
Prior Service Credit	(2,862)	(2,383)	(3,873)	(1,079)	(933)
Transition Obligation	780	132	104	-	-
Total Estimated 2012 Amortization	$8,589	$5,074	$10,182	$2,217	$2,889

Other Postretirement Benefit Plans - Expected to be Recorded as
Regulatory Asset	$3,049	$4,400	$4,565	$2,217	$1,804
Deferred Income Taxes	1,939	236	1,966	-	380
Net of Tax AOCI	3,601	438	3,651	-	705
Total	$8,589	$5,074	$10,182	$2,217	$2,889

American Electric Power System Retirement Savings Plans

The Registrant Subsidiaries participate in an AEP sponsored defined contribution retirement savings plan, the American Electric Power System Retirement Savings Plan, for substantially all employees who are not members of the United Mine Workers of America (UMWA). This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions. The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant Subsidiary for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$7,432	$7,284	$8,673
I&M	9,541	8,969	10,315
OPCo	10,166	9,706	11,640
PSO	3,626	3,505	4,083
SWEPCo	4,438	3,866	5,269

UMWA Benefits

APCo, I&M and OPCo provide UMWA pension, health and welfare benefits for certain unionized mining employees, retirees and their survivors who meet eligibility requirements. UMWA trustees make final interpretive determinations with regard to all benefits. The pension benefits are administered by UMWA trustees and contributions are made to their trust funds. APCo, I&M and OPCo administer the health and welfare benefits and pay them from their general assets.

The UMWA pension benefits are administered through a multiemployer plan that is different from single-employer plans as an employer's contributions may be used to provide benefits to employees of other participating employers. Required contributions not made by an employer may result in other employers bearing the unfunded plan obligations, while a withdrawing employer may be subject to a withdrawal liability. UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), which under the Pension Protection Act of 2006 (PPA) was in Seriously Endangered Status for the plan years ending June 30, 2011 and 2010, without utilization of extended amortization provisions. The Plan is required under the PPA to adopt a funding improvement plan by May 25, 2012. Contributions in 2011, 2010 and 2009, which were made under a collective bargaining agreement that expires December 31, 2012, were immaterial and represent less than 5% of the total contributions in the plan's latest annual report for the years ended June 30, 2011, 2010 and 2009. Contributions did not include a surcharge, and there are no minimum contributions for future years.

Indiana Michigan Power Co [Member]
Benefit Plans [Abstract]
Benefit Plans

7. BENEFIT PLANS

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Investments Held in Trust for Future Liabilities” and “Fair Value Measurements of Assets and Liabilities” sections of Note 1.

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide medical and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries' participation in AEP's benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same. This section details the assumptions that apply to all Registrant Subsidiaries and the rate of compensation increase for each subsidiary.

The Registrant Subsidiaries recognize the funded status associated with defined benefit pension and OPEB plans in their balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. The Registrant Subsidiaries recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. The Registrant Subsidiaries record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrant Subsidiaries' benefit obligations are shown in the following tables:

			Other Postretirement
	Pension Plans		Benefit Plans
Assumption	2011	2010	2011	2010
Discount Rate	4.55%	5.05%	4.75%	5.25%

	Pension Plans
Assumption - Rate of Compensation Increase (a)	2011	2010
APCo	4.65%	4.70%
I&M	4.90%	4.90%
OPCo	4.95%	5.05%
PSO	4.85%	4.95%
SWEPCo	4.70%	4.80%

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans. A hypothetical portfolio of high quality corporate bonds similar to those included in the Moody's Aa bond index is constructed with a duration matching the benefit plan liability. The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan. The discount rate is the same for each Registrant Subsidiary.

For 2011, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 11.5% per year, with the average increase shown in the table above. The compensation increase rates reflect variations in each Registrant Subsidiary's population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrant Subsidiary's benefit costs are shown in the following tables:

				Other Postretirement
	Pension Plans			Benefit Plans
Assumptions	2011	2010	2009	2011	2010	2009
Discount Rate	5.05%	5.60%	6.00%	5.25%	5.85%	6.10%
Expected Return on Plan Assets	7.75%	8.00%	8.00%	7.50%	8.00%	7.75%

	Pension Plans
Assumption - Rate of Compensation Increase	2011	2010	2009
APCo	4.65%	4.35%	5.65%
I&M	4.90%	4.55%	5.85%
OPCo	4.95%	4.70%	6.00%
PSO	4.85%	4.60%	5.90%
SWEPCo	4.70%	4.45%	5.75%

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth. The expected return on plan assets is the same for each Registrant Subsidiary.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2011	2010
Initial	7.50%	8.00%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2016	2016

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans. A 1% change in assumed health care cost trend rates would have the following effects:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement
Health Care Benefit Cost:
1% Increase	$3,806	$2,972	$5,188	$1,300	$1,500
1% Decrease	(3,015)	(2,367)	(4,110)	(1,036)	(1,195)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit
Obligation:
1% Increase	$50,216	$33,657	$65,251	$15,088	$17,499
1% Decrease	(40,748)	(27,448)	(53,015)	(12,314)	(14,281)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets. The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits. The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment. Management monitors the plans to control security diversification and ensure compliance with the investment policy. At December 31, 2011, the assets were invested in compliance with all investment limits. See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2011 and 2010

The following tables provide a reconciliation of the changes in the plans' benefit obligations, fair value of plan assets and funded status as of December 31. The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

I&M			Other Postretirement
	Pension Plans		Benefit Plans
	2011	2010	2011	2010
Change in Benefit Obligation	(in thousands)
Benefit Obligation at January 1	$560,982	$526,363	$266,742	$241,847
Service Cost	9,447	15,284	6,119	6,750
Interest Cost	27,726	29,085	13,610	14,164
Actuarial Loss	17,289	40,694	28,876	20,980
Plan Amendment Prior Service Credit	-	-	(24,846)	(4,273)
Benefit Payments	(33,767)	(50,444)	(18,387)	(17,439)
Participant Contributions	-	-	4,112	3,526
Medicare Subsidy	-	-	1,127	1,187
Benefit Obligation at December 31	$581,677	$560,982	$277,353	$266,742

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	$451,688	$379,562	$188,690	$166,682
Actual Gain (Loss) on Plan Assets	32,773	50,811	(3,946)	20,983
Company Contributions	53,232	71,759	10,768	14,938
Participant Contributions	-	-	4,112	3,526
Benefit Payments	(33,767)	(50,444)	(18,387)	(17,439)
Fair Value of Plan Assets at December 31	$503,926	$451,688	$181,237	$188,690

Underfunded Status at December 31	$(77,751)	$(109,294)	$(96,116)	$(78,052)

Amounts Recognized on the Registrant Subsidiaries' Balance Sheets as of December 31, 2011 and 2010

			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
I&M	2011	2010	2011	2010
	(in thousands)
Other Current Liabilities - Accrued Short-term
Benefit Liability	$(14)	$(57)	$(308)	$(313)
Deferred Credits and Other Noncurrent Liabilities
Accrued Long-term Benefit Liability	(77,737)	(109,237)	(95,808)	(77,739)
Underfunded Status	$(77,751)	$(109,294)	$(96,116)	$(78,052)

Amounts Included in AOCI and Regulatory Assets as of December 31, 2011 and 2010

			Other Postretirement
I&M	Pension Plans		Benefit Plans
	December 31,
	2011	2010	2011	2010
Components	(in thousands)
Net Actuarial Loss	$216,107	$208,879	$121,238	$78,483
Prior Service Cost (Credit)	1,307	2,051	(27,491)	(2,882)
Transition Obligation	-	-	132	320

Recorded as
Regulatory Assets	$207,237	$199,982	$84,155	$68,098
Deferred Income Taxes	3,561	3,830	3,403	2,737
Net of Tax AOCI	6,616	7,118	6,321	5,086

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant Subsidiary during the years ended December 31, 2011 and 2010 are as follows:

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$33,995	$21,372	$44,976	$8,712	$8,958
Amortization of Actuarial Loss	(16,570)	(14,144)	(24,828)	(6,757)	(6,759)
Amortization of Prior Service Cost (Credit)	(917)	(744)	(1,474)	950	795
Change for the Year Ended
December 31, 2011	$16,508	$6,484	$18,674	$2,905	$2,994

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss (Gain) During the Year	$14,769	$24,732	$26,308	$(2,346)	$(6,379)
Amortization of Actuarial Loss	(11,842)	(10,065)	(18,150)	(5,188)	(5,242)
Amortization of Prior Service Cost (Credit)	(917)	(744)	(1,474)	950	796
Change for the Year Ended
December 31, 2010	$2,010	$13,923	$6,684	$(6,584)	$(10,825)

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$65,104	$46,321	$79,611	$22,147	$23,619
Amortization of Actuarial Loss	(5,839)	(3,566)	(7,298)	(1,553)	(1,785)
Prior Service Credit	(31,145)	(24,846)	(42,357)	(11,612)	(9,409)
Amortization of Prior Service Cost (Credit)	171	237	212	75	(258)
Amortization of Transition Obligation	(1,167)	(188)	(150)	-	-
Change for the Year Ended
December 31, 2011	$27,124	$17,958	$30,018	$9,057	$12,167

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$23,876	$13,372	$31,207	$7,283	$7,570
Amortization of Actuarial Loss	(5,410)	(3,526)	(6,877)	(1,573)	(1,711)
Prior Service Credit	(4,257)	(4,273)	(6,039)	(2,408)	(2,399)
Amortization of Transition Obligation	(5,244)	(2,814)	(6,642)	(2,805)	(2,461)
Change for the Year Ended
December 31, 2010	$8,965	$2,759	$11,649	$497	$999

Pension and Other Postretirement Plans' Assets

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2011:

I&M
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$170,364	$-	$-	$-	$170,364	33.8%
International	46,709	-	-	-	46,709	9.3%
Real Estate Investment Trusts	12,179	-	-	-	12,179	2.4%
Common Collective Trust -
International	-	15,043	-	-	15,043	3.0%
Subtotal - Equities	229,252	15,043	-	-	244,295	48.5%

Fixed Income:
Common Collective Trust - Debt	-	3,075	-	-	3,075	0.6%
United States Government and
Agency Securities	-	66,255	-	-	66,255	13.2%
Corporate Debt	-	115,313	747	-	116,060	23.0%
Foreign Debt	-	22,328	-	-	22,328	4.4%
State and Local Government	-	5,628	-	-	5,628	1.1%
Other - Asset Backed	-	3,045	-	-	3,045	0.6%
Subtotal - Fixed Income	-	215,644	747	-	216,391	42.9%

Real Estate	-	-	19,129	-	19,129	3.8%

Alternative Investments	-	-	18,779	-	18,779	3.7%
Securities Lending	-	25,153	-	-	25,153	5.0%
Securities Lending Collateral (a)	-	-	-	(27,614)	(27,614)	(5.5)%

Cash and Cash Equivalents	-	10,865	-	-	10,865	2.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	(3,072)	(3,072)	(0.6)%

Total	$229,252	$266,705	$38,655	$(30,686)	$503,926	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy by Registrant Subsidiary for pension assets:

	Corporate	Real	Alternative	Total
I&M	Debt	Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2011	$-	$9,742	$15,220	$24,962
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	2,612	1,019	3,631
Relating to Assets Sold During the Period	-	-	350	350
Purchases and Sales	-	6,775	2,190	8,965
Transfers into Level 3	747	-	-	747
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2011	$747	$19,129	$18,779	$38,655

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2011:

I&M
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$44,707	$-	$-	$-	$44,707	24.7%
International	48,897	-	-	-	48,897	27.0%
Common Collective Trust -
Global	-	12,748	-	-	12,748	7.0%
Subtotal - Equities	93,604	12,748	-	-	106,352	58.7%

Fixed Income:
Common Collective Trust - Debt	-	8,898	-	-	8,898	4.9%
United States Government and
Agency Securities	-	10,386	-	-	10,386	5.7%
Corporate Debt	-	19,558	-	-	19,558	10.8%
Foreign Debt	-	4,146	-	-	4,146	2.3%
State and Local Government	-	1,082	-	-	1,082	0.6%
Other - Asset Backed	-	246	-	-	246	0.1%
Subtotal - Fixed Income	-	44,316	-	-	44,316	24.4%

Trust Owned Life Insurance:
International Equities	-	5,943	-	-	5,943	3.3%
United States Bonds	-	20,290	-	-	20,290	11.2%

Cash and Cash Equivalents	2,161	3,010	-	-	5,171	2.9%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	(835)	(835)	(0.5)%

Total	$95,765	$86,307	$-	$(835)	$181,237	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2010:

I&M
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$158,027	$323	$-	$-	$158,350	35.1%
International	47,173	-	-	-	47,173	10.4%
Real Estate Investment Trusts	13,152	-	-	-	13,152	2.9%
Common Collective Trust -
International	-	19,041	-	-	19,041	4.2%
Subtotal - Equities	218,352	19,364	-	-	237,716	52.6%

Fixed Income:
United States Government and
Agency Securities	-	74,231	-	-	74,231	16.4%
Corporate Debt	-	78,649	-	-	78,649	17.4%
Foreign Debt	-	14,885	-	-	14,885	3.3%
State and Local Government	-	2,661	-	-	2,661	0.6%
Other - Asset Backed	-	5,987	-	-	5,987	1.3%
Subtotal - Fixed Income	-	176,413	-	-	176,413	39.0%

Real Estate	-	-	9,742	-	9,742	2.2%

Alternative Investments	-	-	15,220	-	15,220	3.4%
Securities Lending	-	29,773	-	-	29,773	6.6%
Securities Lending Collateral (a)	-	-	-	(32,292)	(32,292)	(7.1)%

Cash and Cash Equivalents (b)	-	14,859	-	186	15,045	3.3%
Other - Pending Transactions and
Accrued Income (c)	-	-	-	71	71	-%

Total	$218,352	$240,409	$24,962	$(32,035)	$451,688	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent foreign currency holdings.

(c)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of real estate and alternative investments classified as Level 3 in the fair value hierarchy for pension assets by Registrant Subsidiary:

		Alternative	Total
I&M	Real Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2010	$10,094	$11,786	$21,880
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	(352)	556	204
Relating to Assets Sold During the Period	-	181	181
Purchases and Sales	-	2,697	2,697
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of December 31, 2010	$9,742	$15,220	$24,962

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2010:

I&M
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$75,446	$-	$-	$-	$75,446	40.0%
International	28,479	-	-	-	28,479	15.1%
Common Collective Trust -
Global	-	14,825	-	-	14,825	7.9%
Subtotal - Equities	103,925	14,825	-	-	118,750	63.0%

Fixed Income:
Common Collective Trust - Debt	-	6,166	-	-	6,166	3.3%
United States Government and
Agency Securities	-	12,103	-	-	12,103	6.4%
Corporate Debt	-	14,215	-	-	14,215	7.5%
Foreign Debt	-	3,204	-	-	3,204	1.7%
State and Local Government	-	452	-	-	452	0.2%
Other - Asset Backed	-	122	-	-	122	0.1%
Subtotal - Fixed Income	-	36,262	-	-	36,262	19.2%

Trust Owned Life Insurance:
International Equities	-	6,338	-	-	6,338	3.3%
United States Bonds	-	21,000	-	-	21,000	11.1%

Cash and Cash Equivalents (a)	2,649	3,234	-	111	5,994	3.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	346	346	0.2%

Total	$106,574	$81,659	$-	$457	$188,690	100.0%

(a)       Amounts in "Other" column primarily represent foreign currency holdings.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility. This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur. Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return based on the market-related value of assets. Since the market-related value of assets recognizes gains or losses over a five-year period, the future value of assets will be impacted as previously deferred gains or losses are recorded.

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$672,967	$569,855	$1,005,608	$269,230	$269,809
Nonqualified Pension Plans	234	168	821	1,368	1,223
Total as of December 31, 2011	$673,201	$570,023	$1,006,429	$270,598	$271,032

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$646,513	$551,702	$973,802	$261,535	$260,838
Nonqualified Pension Plans	221	994	799	1,326	1,133
Total as of December 31, 2010	$646,734	$552,696	$974,601	$262,861	$261,971

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans at December 31, 2011 and 2010 were as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$681,450	$581,677	$1,020,890	$277,448	$277,594

Accumulated Benefit Obligation	$673,201	$570,023	$1,006,429	$270,598	$271,032
Fair Value of Plan Assets	570,756	503,926	925,939	245,769	255,861
Underfunded Accumulated Benefit
Obligation as of December 31, 2011	$(102,445)	$(66,097)	$(80,490)	$(24,829)	$(15,171)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$652,219	$560,982	$984,089	$268,180	$267,206

Accumulated Benefit Obligation	$646,734	$552,696	$974,601	$262,861	$261,971
Fair Value of Plan Assets	512,836	451,688	799,281	213,576	224,618
Underfunded Accumulated Benefit
Obligation as of December 31, 2010	$(133,898)	$(101,008)	$(175,320)	$(49,285)	$(37,353)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments for the unfunded plan and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits. For the qualified pension plan, additional discretionary contributions may be made to the trust to maintain the funded status of the plan. The contributions to the OPEB plans are generally based on the amount of the OPEB plans' periodic benefit costs for accounting purposes as provided in agreements with state regulatory authorities, plus the additional discretionary contribution of the Medicare subsidy receipts. The following table provides the estimated contributions and payments by Registrant Subsidiary for 2012:

		Other Postretirement
Company	Pension Plans	Benefit Plans
	(in thousands)
APCo	$33,442	$16,775
I&M	23,938	13,465
OPCo	39,095	19,705
PSO	11,612	5,982
SWEPCo	9,089	7,089

The tables below reflect the total benefits expected to be paid from the plan or from the Registrant Subsidiary's assets. The payments include the participants' contributions to the plan for their share of the cost. In December 2011, the prescription drug plan was amended for certain participants. The impact of the change is reflected in the Benefit Plan Obligation table as a plan amendment. As a result of this amendment to the plan, the Medicare subsidy receipts in the following table are reduced from prior published estimates. Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results. The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$44,506	$34,963	$69,978	$19,989	$19,329
2013	45,202	35,686	72,422	20,472	20,281
2014	47,192	37,289	76,712	22,199	22,080
2015	46,327	37,831	75,063	22,020	22,288
2016	48,178	39,781	75,042	21,847	22,331
Years 2017 to 2021, in Total	248,647	213,381	371,555	113,723	115,691

Other Postretirement Benefit Plans: Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$27,515	$17,849	$36,517	$7,833	$8,302
2013	27,741	18,289	36,412	8,120	8,628
2014	28,782	19,085	37,271	8,438	9,179
2015	29,668	20,117	38,306	8,934	9,598
2016	30,657	21,358	39,774	9,467	10,214
Years 2017 to 2021, in Total	168,810	123,258	218,695	54,491	61,146

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$1,777	$1,096	$2,276	$618	$586
2013	272	28	43	-	-
2014	287	27	48	-	-
2015	298	26	59	-	-
2016	307	26	67	-	-
Years 2017 to 2021, in Total	1,578	110	536	-	-

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost by Registrant Subsidiary for the years ended December 31, 2011, 2010 and 2009:

				Other Postretirement
I&M	Pension Plans			Benefit Plans
	Years Ended December 31,
	2011	2010	2009	2011	2010	2009
	(in thousands)
Service Cost	$9,447	$15,284	$14,002	$6,119	$6,750	$5,990
Interest Cost	27,726	29,085	28,520	13,610	14,164	13,675
Expected Return on Plan Assets	(36,856)	(35,040)	(35,733)	(13,886)	(13,397)	(10,259)
Amortization of Transition Obligation	-	-	-	188	2,814	2,814
Amortization of Prior Service Cost (Credit)	744	744	744	(237)	-	-
Amortization of Net Actuarial Loss	14,144	10,065	6,406	3,566	3,526	5,213
Net Periodic Benefit Cost	15,205	20,138	13,939	9,360	13,857	17,433
Capitalized Portion	(3,163)	(4,028)	(2,732)	(1,947)	(2,771)	(3,417)
Net Periodic Benefit Cost Recognized as
Expense	$12,042	$16,110	$11,207	$7,413	$11,086	$14,016

Estimated amounts expected to be amortized to net periodic benefit costs and the impact on each Registrant Subsidiary's balance sheet during 2012 are shown in the following tables:

	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plan - Components	(in thousands)
Net Actuarial Loss	$19,816	$16,915	$29,690	$8,074	$8,077
Prior Service Cost (Credit)	475	407	743	(948)	(793)
Total Estimated 2012 Amortization	$20,291	$17,322	$30,433	$7,126	$7,284

Pension Plans -
Expected to be Recorded as
Regulatory Asset	$20,190	$16,303	$16,299	$7,126	$7,284
Deferred Income Taxes	35	357	4,947	-	-
Net of Tax AOCI	66	662	9,187	-	-
Total	$20,291	$17,322	$30,433	$7,126	$7,284

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans -	(in thousands)
Components
Net Actuarial Loss	$10,671	$7,325	$13,951	$3,296	$3,822
Prior Service Credit	(2,862)	(2,383)	(3,873)	(1,079)	(933)
Transition Obligation	780	132	104	-	-
Total Estimated 2012 Amortization	$8,589	$5,074	$10,182	$2,217	$2,889

Other Postretirement Benefit Plans - Expected to be Recorded as
Regulatory Asset	$3,049	$4,400	$4,565	$2,217	$1,804
Deferred Income Taxes	1,939	236	1,966	-	380
Net of Tax AOCI	3,601	438	3,651	-	705
Total	$8,589	$5,074	$10,182	$2,217	$2,889

American Electric Power System Retirement Savings Plans

The Registrant Subsidiaries participate in an AEP sponsored defined contribution retirement savings plan, the American Electric Power System Retirement Savings Plan, for substantially all employees who are not members of the United Mine Workers of America (UMWA). This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions. The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant Subsidiary for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$7,432	$7,284	$8,673
I&M	9,541	8,969	10,315
OPCo	10,166	9,706	11,640
PSO	3,626	3,505	4,083
SWEPCo	4,438	3,866	5,269

UMWA Benefits

APCo, I&M and OPCo provide UMWA pension, health and welfare benefits for certain unionized mining employees, retirees and their survivors who meet eligibility requirements. UMWA trustees make final interpretive determinations with regard to all benefits. The pension benefits are administered by UMWA trustees and contributions are made to their trust funds. APCo, I&M and OPCo administer the health and welfare benefits and pay them from their general assets.

The UMWA pension benefits are administered through a multiemployer plan that is different from single-employer plans as an employer's contributions may be used to provide benefits to employees of other participating employers. Required contributions not made by an employer may result in other employers bearing the unfunded plan obligations, while a withdrawing employer may be subject to a withdrawal liability. UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), which under the Pension Protection Act of 2006 (PPA) was in Seriously Endangered Status for the plan years ending June 30, 2011 and 2010, without utilization of extended amortization provisions. The Plan is required under the PPA to adopt a funding improvement plan by May 25, 2012. Contributions in 2011, 2010 and 2009, which were made under a collective bargaining agreement that expires December 31, 2012, were immaterial and represent less than 5% of the total contributions in the plan's latest annual report for the years ended June 30, 2011, 2010 and 2009. Contributions did not include a surcharge, and there are no minimum contributions for future years.

Ohio Power Co [Member]
Benefit Plans [Abstract]
Benefit Plans

7. BENEFIT PLANS

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Investments Held in Trust for Future Liabilities” and “Fair Value Measurements of Assets and Liabilities” sections of Note 1.

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide medical and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries' participation in AEP's benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same. This section details the assumptions that apply to all Registrant Subsidiaries and the rate of compensation increase for each subsidiary.

The Registrant Subsidiaries recognize the funded status associated with defined benefit pension and OPEB plans in their balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. The Registrant Subsidiaries recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. The Registrant Subsidiaries record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrant Subsidiaries' benefit obligations are shown in the following tables:

			Other Postretirement
	Pension Plans		Benefit Plans
Assumption	2011	2010	2011	2010
Discount Rate	4.55%	5.05%	4.75%	5.25%

	Pension Plans
Assumption - Rate of Compensation Increase (a)	2011	2010
APCo	4.65%	4.70%
I&M	4.90%	4.90%
OPCo	4.95%	5.05%
PSO	4.85%	4.95%
SWEPCo	4.70%	4.80%

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans. A hypothetical portfolio of high quality corporate bonds similar to those included in the Moody's Aa bond index is constructed with a duration matching the benefit plan liability. The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan. The discount rate is the same for each Registrant Subsidiary.

For 2011, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 11.5% per year, with the average increase shown in the table above. The compensation increase rates reflect variations in each Registrant Subsidiary's population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrant Subsidiary's benefit costs are shown in the following tables:

				Other Postretirement
	Pension Plans			Benefit Plans
Assumptions	2011	2010	2009	2011	2010	2009
Discount Rate	5.05%	5.60%	6.00%	5.25%	5.85%	6.10%
Expected Return on Plan Assets	7.75%	8.00%	8.00%	7.50%	8.00%	7.75%

	Pension Plans
Assumption - Rate of Compensation Increase	2011	2010	2009
APCo	4.65%	4.35%	5.65%
I&M	4.90%	4.55%	5.85%
OPCo	4.95%	4.70%	6.00%
PSO	4.85%	4.60%	5.90%
SWEPCo	4.70%	4.45%	5.75%

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth. The expected return on plan assets is the same for each Registrant Subsidiary.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2011	2010
Initial	7.50%	8.00%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2016	2016

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans. A 1% change in assumed health care cost trend rates would have the following effects:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement
Health Care Benefit Cost:
1% Increase	$3,806	$2,972	$5,188	$1,300	$1,500
1% Decrease	(3,015)	(2,367)	(4,110)	(1,036)	(1,195)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit
Obligation:
1% Increase	$50,216	$33,657	$65,251	$15,088	$17,499
1% Decrease	(40,748)	(27,448)	(53,015)	(12,314)	(14,281)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets. The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits. The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment. Management monitors the plans to control security diversification and ensure compliance with the investment policy. At December 31, 2011, the assets were invested in compliance with all investment limits. See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2011 and 2010

The following tables provide a reconciliation of the changes in the plans' benefit obligations, fair value of plan assets and funded status as of December 31. The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

OPCo			Other Postretirement
	Pension Plans		Benefit Plans
	2011	2010	2011	2010
Change in Benefit Obligation	(in thousands)
Benefit Obligation at January 1	$984,089	$981,481	$506,255	$457,872
Service Cost	10,230	17,254	7,827	8,187
Interest Cost	48,350	51,900	25,497	26,498
Actuarial Loss	42,693	31,409	49,132	45,633
Plan Amendment Prior Service Credit	-	-	(42,357)	(6,039)
Curtailment	-	-	605	-
Benefit Payments	(64,472)	(97,955)	(38,347)	(35,673)
Participant Contributions	-	-	8,828	7,253
Medicare Subsidy	-	-	2,452	2,524
Benefit Obligation at December 31	$1,020,890	$984,089	$519,892	$506,255

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	$799,281	$756,768	$333,198	$299,551
Actual Gain (Loss) on Plan Assets	63,181	81,765	(6,589)	38,466
Company Contributions	127,949	58,703	14,746	23,601
Participant Contributions	-	-	8,828	7,253
Benefit Payments	(64,472)	(97,955)	(38,347)	(35,673)
Fair Value of Plan Assets at December 31	$925,939	$799,281	$311,836	$333,198

Underfunded Status at December 31	$(94,951)	$(184,808)	$(208,056)	$(173,057)

Amounts Recognized on the Registrant Subsidiaries' Balance Sheets as of December 31, 2011 and 2010

			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
OPCo	2011	2010	2011	2010
	(in thousands)
Other Current Liabilities - Accrued Short-term
Benefit Liability	$(62)	$(59)	$(991)	$(667)
Employee Benefits and Pension Obligations -
Accrued Long-term Benefit Liability	(94,889)	(184,749)	(207,065)	(172,390)
Underfunded Status	$(94,951)	$(184,808)	$(208,056)	$(173,057)

Amounts Included in AOCI and Regulatory Assets as of December 31, 2011 and 2010

			Other Postretirement
OPCo	Pension Plans		Benefit Plans
	December 31,
	2011	2010	2011	2010
Components	(in thousands)
Net Actuarial Loss	$517,180	$497,032	$231,189	$158,876
Prior Service Cost (Credit)	2,025	3,499	(44,742)	(2,597)
Transition Obligation	-	-	104	254

Recorded as
Regulatory Assets	$305,240	$292,702	$84,472	$71,129
Deferred Income Taxes	74,888	72,741	35,728	29,888
Net of Tax AOCI	139,077	135,088	66,351	55,516

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant Subsidiary during the years ended December 31, 2011 and 2010 are as follows:

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$33,995	$21,372	$44,976	$8,712	$8,958
Amortization of Actuarial Loss	(16,570)	(14,144)	(24,828)	(6,757)	(6,759)
Amortization of Prior Service Cost (Credit)	(917)	(744)	(1,474)	950	795
Change for the Year Ended
December 31, 2011	$16,508	$6,484	$18,674	$2,905	$2,994

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss (Gain) During the Year	$14,769	$24,732	$26,308	$(2,346)	$(6,379)
Amortization of Actuarial Loss	(11,842)	(10,065)	(18,150)	(5,188)	(5,242)
Amortization of Prior Service Cost (Credit)	(917)	(744)	(1,474)	950	796
Change for the Year Ended
December 31, 2010	$2,010	$13,923	$6,684	$(6,584)	$(10,825)

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$65,104	$46,321	$79,611	$22,147	$23,619
Amortization of Actuarial Loss	(5,839)	(3,566)	(7,298)	(1,553)	(1,785)
Prior Service Credit	(31,145)	(24,846)	(42,357)	(11,612)	(9,409)
Amortization of Prior Service Cost (Credit)	171	237	212	75	(258)
Amortization of Transition Obligation	(1,167)	(188)	(150)	-	-
Change for the Year Ended
December 31, 2011	$27,124	$17,958	$30,018	$9,057	$12,167

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$23,876	$13,372	$31,207	$7,283	$7,570
Amortization of Actuarial Loss	(5,410)	(3,526)	(6,877)	(1,573)	(1,711)
Prior Service Credit	(4,257)	(4,273)	(6,039)	(2,408)	(2,399)
Amortization of Transition Obligation	(5,244)	(2,814)	(6,642)	(2,805)	(2,461)
Change for the Year Ended
December 31, 2010	$8,965	$2,759	$11,649	$497	$999

Pension and Other Postretirement Plans' Assets

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2011:

OPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$313,034	$-	$-	$-	$313,034	33.8%
International	85,825	-	-	-	85,825	9.3%
Real Estate Investment Trusts	22,379	-	-	-	22,379	2.4%
Common Collective Trust -
International	-	27,641	-	-	27,641	3.0%
Subtotal - Equities	421,238	27,641	-	-	448,879	48.5%

Fixed Income:
Common Collective Trust - Debt	-	5,650	-	-	5,650	0.6%
United States Government and
Agency Securities	-	121,741	-	-	121,741	13.2%
Corporate Debt	-	211,883	1,372	-	213,255	23.0%
Foreign Debt	-	41,027	-	-	41,027	4.4%
State and Local Government	-	10,341	-	-	10,341	1.1%
Other - Asset Backed	-	5,595	-	-	5,595	0.6%
Subtotal - Fixed Income	-	396,237	1,372	-	397,609	42.9%

Real Estate	-	-	35,148	-	35,148	3.8%

Alternative Investments	-	-	34,505	-	34,505	3.7%
Securities Lending	-	46,217	-	-	46,217	5.0%
Securities Lending Collateral (a)	-	-	-	(50,739)	(50,739)	(5.5)%

Cash and Cash Equivalents	-	19,964	-	-	19,964	2.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	(5,644)	(5,644)	(0.6)%

Total	$421,238	$490,059	$71,025	$(56,383)	$925,939	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy by Registrant Subsidiary for pension assets:

	Corporate		Alternative	Total
OPCo	Debt	Real Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2011	$-	$17,239	$26,933	$44,172
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	4,985	2,167	7,152
Relating to Assets Sold During the Period	-	-	744	744
Purchases and Sales	-	12,924	4,661	17,585
Transfers into Level 3	1,372	-	-	1,372
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2011	$1,372	$35,148	$34,505	$71,025

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2011:

OPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$76,921	$-	$-	$-	$76,921	24.7%
International	84,133	-	-	-	84,133	27.0%
Common Collective Trust -
Global	-	21,934	-	-	21,934	7.0%
Subtotal Equities	161,054	21,934	-	-	182,988	58.7%

Fixed Income:
Common Collective Trust - Debt	-	15,310	-	-	15,310	4.9%
United States Government and
Agency Securities	-	17,870	-	-	17,870	5.7%
Corporate Debt	-	33,652	-	-	33,652	10.8%
Foreign Debt	-	7,134	-	-	7,134	2.3%
State and Local Government	-	1,861	-	-	1,861	0.6%
Other - Asset Backed	-	424	-	-	424	0.1%
Subtotal Fixed Income	-	76,251	-	-	76,251	24.4%

Trust Owned Life Insurance:
International Equities	-	10,225	-	-	10,225	3.3%
United States Bonds	-	34,910	-	-	34,910	11.2%

Cash and Cash Equivalents	3,718	5,180	-	-	8,898	2.9%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	(1,436)	(1,436)	(0.5)%

Total	$164,772	$148,500	$-	$(1,436)	$311,836	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2010:

OPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$279,635	$571	$-	$-	$280,206	35.1%
International	83,473	-	-	-	83,473	10.4%
Real Estate Investment Trusts	23,273	-	-	-	23,273	2.9%
Common Collective Trust -
International	-	33,695	-	-	33,695	4.2%
Subtotal - Equities	386,381	34,266	-	-	420,647	52.6%

Fixed Income:
United States Government and
Agency Securities	-	131,355	-	-	131,355	16.4%
Corporate Debt	-	139,172	-	-	139,172	17.4%
Foreign Debt	-	26,340	-	-	26,340	3.3%
State and Local Government	-	4,708	-	-	4,708	0.6%
Other - Asset Backed	-	10,594	-	-	10,594	1.3%
Subtotal - Fixed Income	-	312,169	-	-	312,169	39.0%

Real Estate	-	-	17,239	-	17,239	2.2%

Alternative Investments	-	-	26,933	-	26,933	3.4%
Securities Lending	-	52,686	-	-	52,686	6.6%
Securities Lending Collateral (a)	-	-	-	(57,142)	(57,142)	(7.1)%

Cash and Cash Equivalents (b)	-	26,293	-	330	26,623	3.3%
Other - Pending Transactions and
Accrued Income (c)	-	-	-	126	126	-%

Total	$386,381	$425,414	$44,172	$(56,686)	$799,281	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent foreign currency holdings.

(c)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of real estate and alternative investments classified as Level 3 in the fair value hierarchy for pension assets by Registrant Subsidiary:

		Alternative	Total
OPCo	Real Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2010	$20,125	$23,498	$43,623
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	(2,886)	557	(2,329)
Relating to Assets Sold During the Period	-	181	181
Purchases and Sales	-	2,697	2,697
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of December 31, 2010	$17,239	$26,933	$44,172

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2010:

OPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$133,225	$-	$-	$-	$133,225	40.0%
International	50,290	-	-	-	50,290	15.1%
Common Collective Trust -
Global	-	26,179	-	-	26,179	7.9%
Subtotal - Equities	183,515	26,179	-	-	209,694	63.0%

Fixed Income:
Common Collective Trust - Debt	-	10,889	-	-	10,889	3.3%
United States Government and
Agency Securities	-	21,372	-	-	21,372	6.4%
Corporate Debt	-	25,102	-	-	25,102	7.5%
Foreign Debt	-	5,658	-	-	5,658	1.7%
State and Local Government	-	797	-	-	797	0.2%
Other - Asset Backed	-	216	-	-	216	0.1%
Subtotal - Fixed Income	-	64,034	-	-	64,034	19.2%

Trust Owned Life Insurance:
International Equities	-	11,192	-	-	11,192	3.3%
United States Bonds	-	37,082	-	-	37,082	11.1%

Cash and Cash Equivalents (a)	4,678	5,712	-	195	10,585	3.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	611	611	0.2%

Total	$188,193	$144,199	$-	$806	$333,198	100.0%

(a)       Amounts in "Other" column primarily represent foreign currency holdings.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility. This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur. Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return based on the market-related value of assets. Since the market-related value of assets recognizes gains or losses over a five-year period, the future value of assets will be impacted as previously deferred gains or losses are recorded.

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$672,967	$569,855	$1,005,608	$269,230	$269,809
Nonqualified Pension Plans	234	168	821	1,368	1,223
Total as of December 31, 2011	$673,201	$570,023	$1,006,429	$270,598	$271,032

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$646,513	$551,702	$973,802	$261,535	$260,838
Nonqualified Pension Plans	221	994	799	1,326	1,133
Total as of December 31, 2010	$646,734	$552,696	$974,601	$262,861	$261,971

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans at December 31, 2011 and 2010 were as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$681,450	$581,677	$1,020,890	$277,448	$277,594

Accumulated Benefit Obligation	$673,201	$570,023	$1,006,429	$270,598	$271,032
Fair Value of Plan Assets	570,756	503,926	925,939	245,769	255,861
Underfunded Accumulated Benefit
Obligation as of December 31, 2011	$(102,445)	$(66,097)	$(80,490)	$(24,829)	$(15,171)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$652,219	$560,982	$984,089	$268,180	$267,206

Accumulated Benefit Obligation	$646,734	$552,696	$974,601	$262,861	$261,971
Fair Value of Plan Assets	512,836	451,688	799,281	213,576	224,618
Underfunded Accumulated Benefit
Obligation as of December 31, 2010	$(133,898)	$(101,008)	$(175,320)	$(49,285)	$(37,353)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments for the unfunded plan and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits. For the qualified pension plan, additional discretionary contributions may be made to the trust to maintain the funded status of the plan. The contributions to the OPEB plans are generally based on the amount of the OPEB plans' periodic benefit costs for accounting purposes as provided in agreements with state regulatory authorities, plus the additional discretionary contribution of the Medicare subsidy receipts. The following table provides the estimated contributions and payments by Registrant Subsidiary for 2012:

		Other Postretirement
Company	Pension Plans	Benefit Plans
	(in thousands)
APCo	$33,442	$16,775
I&M	23,938	13,465
OPCo	39,095	19,705
PSO	11,612	5,982
SWEPCo	9,089	7,089

The tables below reflect the total benefits expected to be paid from the plan or from the Registrant Subsidiary's assets. The payments include the participants' contributions to the plan for their share of the cost. In December 2011, the prescription drug plan was amended for certain participants. The impact of the change is reflected in the Benefit Plan Obligation table as a plan amendment. As a result of this amendment to the plan, the Medicare subsidy receipts in the following table are reduced from prior published estimates. Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results. The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$44,506	$34,963	$69,978	$19,989	$19,329
2013	45,202	35,686	72,422	20,472	20,281
2014	47,192	37,289	76,712	22,199	22,080
2015	46,327	37,831	75,063	22,020	22,288
2016	48,178	39,781	75,042	21,847	22,331
Years 2017 to 2021, in Total	248,647	213,381	371,555	113,723	115,691

Other Postretirement Benefit Plans: Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$27,515	$17,849	$36,517	$7,833	$8,302
2013	27,741	18,289	36,412	8,120	8,628
2014	28,782	19,085	37,271	8,438	9,179
2015	29,668	20,117	38,306	8,934	9,598
2016	30,657	21,358	39,774	9,467	10,214
Years 2017 to 2021, in Total	168,810	123,258	218,695	54,491	61,146

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$1,777	$1,096	$2,276	$618	$586
2013	272	28	43	-	-
2014	287	27	48	-	-
2015	298	26	59	-	-
2016	307	26	67	-	-
Years 2017 to 2021, in Total	1,578	110	536	-	-

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost by Registrant Subsidiary for the years ended December 31, 2011, 2010 and 2009:

				Other Postretirement
OPCo	Pension Plans			Benefit Plans
	Years Ended December 31,
	2011	2010	2009	2011	2010	2009
	(in thousands)
Service Cost	$10,230	$17,254	$16,538	$7,827	$8,187	$7,347
Interest Cost	48,350	51,900	52,629	25,497	26,498	25,818
Expected Return on Plan Assets	(65,464)	(69,077)	(71,554)	(24,514)	(24,092)	(18,685)
Curtailment	-	-	-	605	-	-
Amortization of Transition Obligation	-	-	-	150	6,642	6,643
Amortization of Prior Service Cost (Credit)	1,474	1,474	1,475	(212)	-	-
Amortization of Net Actuarial Loss	24,828	18,150	11,931	7,298	6,877	9,988
Net Periodic Benefit Cost	19,418	19,701	11,019	16,651	24,112	31,111
Capitalized Portion	(6,932)	(6,843)	(3,901)	(5,944)	(8,334)	(10,913)
Net Periodic Benefit Cost Recognized as
Expense	$12,486	$12,858	$7,118	$10,707	$15,778	$20,198

Estimated amounts expected to be amortized to net periodic benefit costs and the impact on each Registrant Subsidiary's balance sheet during 2012 are shown in the following tables:

	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plan - Components	(in thousands)
Net Actuarial Loss	$19,816	$16,915	$29,690	$8,074	$8,077
Prior Service Cost (Credit)	475	407	743	(948)	(793)
Total Estimated 2012 Amortization	$20,291	$17,322	$30,433	$7,126	$7,284

Pension Plans -
Expected to be Recorded as
Regulatory Asset	$20,190	$16,303	$16,299	$7,126	$7,284
Deferred Income Taxes	35	357	4,947	-	-
Net of Tax AOCI	66	662	9,187	-	-
Total	$20,291	$17,322	$30,433	$7,126	$7,284

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans -	(in thousands)
Components
Net Actuarial Loss	$10,671	$7,325	$13,951	$3,296	$3,822
Prior Service Credit	(2,862)	(2,383)	(3,873)	(1,079)	(933)
Transition Obligation	780	132	104	-	-
Total Estimated 2012 Amortization	$8,589	$5,074	$10,182	$2,217	$2,889

Other Postretirement Benefit Plans - Expected to be Recorded as
Regulatory Asset	$3,049	$4,400	$4,565	$2,217	$1,804
Deferred Income Taxes	1,939	236	1,966	-	380
Net of Tax AOCI	3,601	438	3,651	-	705
Total	$8,589	$5,074	$10,182	$2,217	$2,889

American Electric Power System Retirement Savings Plans

The Registrant Subsidiaries participate in an AEP sponsored defined contribution retirement savings plan, the American Electric Power System Retirement Savings Plan, for substantially all employees who are not members of the United Mine Workers of America (UMWA). This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions. The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant Subsidiary for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$7,432	$7,284	$8,673
I&M	9,541	8,969	10,315
OPCo	10,166	9,706	11,640
PSO	3,626	3,505	4,083
SWEPCo	4,438	3,866	5,269

UMWA Benefits

APCo, I&M and OPCo provide UMWA pension, health and welfare benefits for certain unionized mining employees, retirees and their survivors who meet eligibility requirements. UMWA trustees make final interpretive determinations with regard to all benefits. The pension benefits are administered by UMWA trustees and contributions are made to their trust funds. APCo, I&M and OPCo administer the health and welfare benefits and pay them from their general assets.

The UMWA pension benefits are administered through a multiemployer plan that is different from single-employer plans as an employer's contributions may be used to provide benefits to employees of other participating employers. Required contributions not made by an employer may result in other employers bearing the unfunded plan obligations, while a withdrawing employer may be subject to a withdrawal liability. UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), which under the Pension Protection Act of 2006 (PPA) was in Seriously Endangered Status for the plan years ending June 30, 2011 and 2010, without utilization of extended amortization provisions. The Plan is required under the PPA to adopt a funding improvement plan by May 25, 2012. Contributions in 2011, 2010 and 2009, which were made under a collective bargaining agreement that expires December 31, 2012, were immaterial and represent less than 5% of the total contributions in the plan's latest annual report for the years ended June 30, 2011, 2010 and 2009. Contributions did not include a surcharge, and there are no minimum contributions for future years.

Public Service Co Of Oklahoma [Member]
Benefit Plans [Abstract]
Benefit Plans

7. BENEFIT PLANS

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Investments Held in Trust for Future Liabilities” and “Fair Value Measurements of Assets and Liabilities” sections of Note 1.

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide medical and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries' participation in AEP's benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same. This section details the assumptions that apply to all Registrant Subsidiaries and the rate of compensation increase for each subsidiary.

The Registrant Subsidiaries recognize the funded status associated with defined benefit pension and OPEB plans in their balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. The Registrant Subsidiaries recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. The Registrant Subsidiaries record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrant Subsidiaries' benefit obligations are shown in the following tables:

			Other Postretirement
	Pension Plans		Benefit Plans
Assumption	2011	2010	2011	2010
Discount Rate	4.55%	5.05%	4.75%	5.25%

	Pension Plans
Assumption - Rate of Compensation Increase (a)	2011	2010
APCo	4.65%	4.70%
I&M	4.90%	4.90%
OPCo	4.95%	5.05%
PSO	4.85%	4.95%
SWEPCo	4.70%	4.80%

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans. A hypothetical portfolio of high quality corporate bonds similar to those included in the Moody's Aa bond index is constructed with a duration matching the benefit plan liability. The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan. The discount rate is the same for each Registrant Subsidiary.

For 2011, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 11.5% per year, with the average increase shown in the table above. The compensation increase rates reflect variations in each Registrant Subsidiary's population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrant Subsidiary's benefit costs are shown in the following tables:

				Other Postretirement
	Pension Plans			Benefit Plans
Assumptions	2011	2010	2009	2011	2010	2009
Discount Rate	5.05%	5.60%	6.00%	5.25%	5.85%	6.10%
Expected Return on Plan Assets	7.75%	8.00%	8.00%	7.50%	8.00%	7.75%

	Pension Plans
Assumption - Rate of Compensation Increase	2011	2010	2009
APCo	4.65%	4.35%	5.65%
I&M	4.90%	4.55%	5.85%
OPCo	4.95%	4.70%	6.00%
PSO	4.85%	4.60%	5.90%
SWEPCo	4.70%	4.45%	5.75%

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth. The expected return on plan assets is the same for each Registrant Subsidiary.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2011	2010
Initial	7.50%	8.00%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2016	2016

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans. A 1% change in assumed health care cost trend rates would have the following effects:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement
Health Care Benefit Cost:
1% Increase	$3,806	$2,972	$5,188	$1,300	$1,500
1% Decrease	(3,015)	(2,367)	(4,110)	(1,036)	(1,195)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit
Obligation:
1% Increase	$50,216	$33,657	$65,251	$15,088	$17,499
1% Decrease	(40,748)	(27,448)	(53,015)	(12,314)	(14,281)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets. The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits. The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment. Management monitors the plans to control security diversification and ensure compliance with the investment policy. At December 31, 2011, the assets were invested in compliance with all investment limits. See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2011 and 2010

The following tables provide a reconciliation of the changes in the plans' benefit obligations, fair value of plan assets and funded status as of December 31. The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

PSO			Other Postretirement
	Pension Plans		Benefit Plans
	2011	2010	2011	2010
Change in Benefit Obligation	(in thousands)
Benefit Obligation at January 1	$268,180	$285,592	$116,935	$108,220
Service Cost	5,760	6,052	2,621	2,815
Interest Cost	13,285	14,888	6,046	6,360
Actuarial (Gain) Loss	7,679	(1,047)	16,705	7,540
Plan Amendment Prior Service Credit	-	-	(11,612)	(2,408)
Benefit Payments	(17,456)	(37,305)	(8,110)	(8,049)
Participant Contributions	-	-	1,926	1,763
Medicare Subsidy	-	-	653	694
Benefit Obligation at December 31	$277,448	$268,180	$125,164	$116,935

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	$213,576	$216,966	$83,917	$75,700
Actual Gain on Plan Assets	16,430	21,040	646	6,357
Company Contributions	33,219	12,875	4,711	8,146
Participant Contributions	-	-	1,926	1,763
Benefit Payments	(17,456)	(37,305)	(8,110)	(8,049)
Fair Value of Plan Assets at December 31	$245,769	$213,576	$83,090	$83,917

Underfunded Status at December 31	$(31,679)	$(54,604)	$(42,074)	$(33,018)

Amounts Recognized on the Registrant Subsidiaries' Balance Sheets as of December 31, 2011 and 2010

			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
PSO	2011	2010	2011	2010
	(in thousands)
Other Current Liabilities - Accrued Short-term
Benefit Liability	$(88)	$(68)	$-	$-
Employee Benefits and Pension Obligations -
Accrued Long-term Benefit Liability	(31,591)	(54,536)	(42,074)	(33,018)
Underfunded Status	$(31,679)	$(54,604)	$(42,074)	$(33,018)

Amounts Included in AOCI and Regulatory Assets as of December 31, 2011 and 2010

			Other Postretirement
PSO	Pension Plans		Benefit Plans
	December 31,
	2011	2010	2011	2010
Components	(in thousands)
Net Actuarial Loss	$136,056	$134,101	$54,516	$33,922
Prior Service Cost (Credit)	181	(769)	(12,458)	(921)

Recorded as
Regulatory Assets	$136,237	$133,332	$42,058	$33,001

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant Subsidiary during the years ended December 31, 2011 and 2010 are as follows:

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$33,995	$21,372	$44,976	$8,712	$8,958
Amortization of Actuarial Loss	(16,570)	(14,144)	(24,828)	(6,757)	(6,759)
Amortization of Prior Service Cost (Credit)	(917)	(744)	(1,474)	950	795
Change for the Year Ended
December 31, 2011	$16,508	$6,484	$18,674	$2,905	$2,994

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss (Gain) During the Year	$14,769	$24,732	$26,308	$(2,346)	$(6,379)
Amortization of Actuarial Loss	(11,842)	(10,065)	(18,150)	(5,188)	(5,242)
Amortization of Prior Service Cost (Credit)	(917)	(744)	(1,474)	950	796
Change for the Year Ended
December 31, 2010	$2,010	$13,923	$6,684	$(6,584)	$(10,825)

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$65,104	$46,321	$79,611	$22,147	$23,619
Amortization of Actuarial Loss	(5,839)	(3,566)	(7,298)	(1,553)	(1,785)
Prior Service Credit	(31,145)	(24,846)	(42,357)	(11,612)	(9,409)
Amortization of Prior Service Cost (Credit)	171	237	212	75	(258)
Amortization of Transition Obligation	(1,167)	(188)	(150)	-	-
Change for the Year Ended
December 31, 2011	$27,124	$17,958	$30,018	$9,057	$12,167

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$23,876	$13,372	$31,207	$7,283	$7,570
Amortization of Actuarial Loss	(5,410)	(3,526)	(6,877)	(1,573)	(1,711)
Prior Service Credit	(4,257)	(4,273)	(6,039)	(2,408)	(2,399)
Amortization of Transition Obligation	(5,244)	(2,814)	(6,642)	(2,805)	(2,461)
Change for the Year Ended
December 31, 2010	$8,965	$2,759	$11,649	$497	$999

Pension and Other Postretirement Plans' Assets

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2011:

PSO
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$83,086	$-	$-	$-	$83,086	33.8%
International	22,781	-	-	-	22,781	9.3%
Real Estate Investment Trusts	5,940	-	-	-	5,940	2.4%
Common Collective Trust -
International	-	7,337	-	-	7,337	3.0%
Subtotal - Equities	111,807	7,337	-	-	119,144	48.5%

Fixed Income:
Common Collective Trust - Debt	-	1,500	-	-	1,500	0.6%
United States Government and
Agency Securities	-	32,313	-	-	32,313	13.2%
Corporate Debt	-	56,239	364	-	56,603	23.0%
Foreign Debt	-	10,890	-	-	10,890	4.4%
State and Local Government	-	2,745	-	-	2,745	1.1%
Other - Asset Backed	-	1,485	-	-	1,485	0.6%
Subtotal - Fixed Income	-	105,172	364	-	105,536	42.9%

Real Estate	-	-	9,329	-	9,329	3.8%

Alternative Investments	-	-	9,159	-	9,159	3.7%
Securities Lending	-	12,267	-	-	12,267	5.0%
Securities Lending Collateral (a)	-	-	-	(13,467)	(13,467)	(5.5)%

Cash and Cash Equivalents	-	5,299	-	-	5,299	2.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	(1,498)	(1,498)	(0.6)%

Total	$111,807	$130,075	$18,852	$(14,965)	$245,769	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy by Registrant Subsidiary for pension assets:

	Corporate	Real	Alternative	Total
PSO	Debt	Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2011	$-	$4,606	$7,197	$11,803
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	1,314	561	1,875
Relating to Assets Sold During the Period	-	-	193	193
Purchases and Sales	-	3,409	1,208	4,617
Transfers into Level 3	364	-	-	364
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2011	$364	$9,329	$9,159	$18,852

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2011:

PSO
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$20,497	$-	$-	$-	$20,497	24.7%
International	22,417	-	-	-	22,417	27.0%
Common Collective Trust -
Global	-	5,844	-	-	5,844	7.0%
Subtotal - Equities	42,914	5,844	-	-	48,758	58.7%

Fixed Income:
Common Collective Trust - Debt	-	4,079	-	-	4,079	4.9%
United States Government and
Agency Securities	-	4,762	-	-	4,762	5.7%
Corporate Debt	-	8,967	-	-	8,967	10.8%
Foreign Debt	-	1,901	-	-	1,901	2.3%
State and Local Government	-	496	-	-	496	0.6%
Other - Asset Backed	-	113	-	-	113	0.1%
Subtotal - Fixed Income	-	20,318	-	-	20,318	24.4%

Trust Owned Life Insurance:
International Equities	-	2,724	-	-	2,724	3.3%
United States Bonds	-	9,302	-	-	9,302	11.2%

Cash and Cash Equivalents	991	1,380	-	-	2,371	2.9%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	(383)	(383)	(0.5)%

Total	$43,905	$39,568	$-	$(383)	$83,090	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2010:

PSO
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$74,721	$153	$-	$-	$74,874	35.1%
International	22,305	-	-	-	22,305	10.4%
Real Estate Investment Trusts	6,219	-	-	-	6,219	2.9%
Common Collective Trust -
International	-	9,004	-	-	9,004	4.2%
Subtotal - Equities	103,245	9,157	-	-	112,402	52.6%

Fixed Income:
United States Government and
Agency Securities	-	35,099	-	-	35,099	16.4%
Corporate Debt	-	37,188	-	-	37,188	17.4%
Foreign Debt	-	7,038	-	-	7,038	3.3%
State and Local Government	-	1,258	-	-	1,258	0.6%
Other - Asset Backed	-	2,831	-	-	2,831	1.3%
Subtotal - Fixed Income	-	83,414	-	-	83,414	39.0%

Real Estate	-	-	4,606	-	4,606	2.2%

Alternative Investments	-	-	7,197	-	7,197	3.4%
Securities Lending	-	14,078	-	-	14,078	6.6%
Securities Lending Collateral (a)	-	-	-	(15,269)	(15,269)	(7.1)%

Cash and Cash Equivalents (b)	-	7,026	-	88	7,114	3.3%
Other - Pending Transactions and
Accrued Income (c)	-	-	-	34	34	-%

Total	$103,245	$113,675	$11,803	$(15,147)	$213,576	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent foreign currency holdings.

(c)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of real estate and alternative investments classified as Level 3 in the fair value hierarchy for pension assets by Registrant Subsidiary:

		Alternative	Total
PSO	Real Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2010	$5,770	$6,737	$12,507
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	(1,164)	75	(1,089)
Relating to Assets Sold During the Period	-	24	24
Purchases and Sales	-	361	361
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of December 31, 2010	$4,606	$7,197	$11,803

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2010:

PSO
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$33,555	$-	$-	$-	$33,555	40.0%
International	12,666	-	-	-	12,666	15.1%
Common Collective Trust -
Global	-	6,593	-	-	6,593	7.9%
Subtotal - Equities	46,221	6,593	-	-	52,814	63.0%

Fixed Income:
Common Collective Trust - Debt	-	2,742	-	-	2,742	3.3%
United States Government and
Agency Securities	-	5,382	-	-	5,382	6.4%
Corporate Debt	-	6,322	-	-	6,322	7.5%
Foreign Debt	-	1,425	-	-	1,425	1.7%
State and Local Government	-	201	-	-	201	0.2%
Other - Asset Backed	-	54	-	-	54	0.1%
Subtotal - Fixed Income	-	16,126	-	-	16,126	19.2%

Trust Owned Life Insurance:
International Equities	-	2,819	-	-	2,819	3.3%
United States Bonds	-	9,339	-	-	9,339	11.1%

Cash and Cash Equivalents (a)	1,178	1,438	-	49	2,665	3.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	154	154	0.2%

Total	$47,399	$36,315	$-	$203	$83,917	100.0%

(a)       Amounts in "Other" column primarily represent foreign currency holdings.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility. This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur. Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return based on the market-related value of assets. Since the market-related value of assets recognizes gains or losses over a five-year period, the future value of assets will be impacted as previously deferred gains or losses are recorded.

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$672,967	$569,855	$1,005,608	$269,230	$269,809
Nonqualified Pension Plans	234	168	821	1,368	1,223
Total as of December 31, 2011	$673,201	$570,023	$1,006,429	$270,598	$271,032

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$646,513	$551,702	$973,802	$261,535	$260,838
Nonqualified Pension Plans	221	994	799	1,326	1,133
Total as of December 31, 2010	$646,734	$552,696	$974,601	$262,861	$261,971

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans at December 31, 2011 and 2010 were as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$681,450	$581,677	$1,020,890	$277,448	$277,594

Accumulated Benefit Obligation	$673,201	$570,023	$1,006,429	$270,598	$271,032
Fair Value of Plan Assets	570,756	503,926	925,939	245,769	255,861
Underfunded Accumulated Benefit
Obligation as of December 31, 2011	$(102,445)	$(66,097)	$(80,490)	$(24,829)	$(15,171)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$652,219	$560,982	$984,089	$268,180	$267,206

Accumulated Benefit Obligation	$646,734	$552,696	$974,601	$262,861	$261,971
Fair Value of Plan Assets	512,836	451,688	799,281	213,576	224,618
Underfunded Accumulated Benefit
Obligation as of December 31, 2010	$(133,898)	$(101,008)	$(175,320)	$(49,285)	$(37,353)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments for the unfunded plan and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits. For the qualified pension plan, additional discretionary contributions may be made to the trust to maintain the funded status of the plan. The contributions to the OPEB plans are generally based on the amount of the OPEB plans' periodic benefit costs for accounting purposes as provided in agreements with state regulatory authorities, plus the additional discretionary contribution of the Medicare subsidy receipts. The following table provides the estimated contributions and payments by Registrant Subsidiary for 2012:

		Other Postretirement
Company	Pension Plans	Benefit Plans
	(in thousands)
APCo	$33,442	$16,775
I&M	23,938	13,465
OPCo	39,095	19,705
PSO	11,612	5,982
SWEPCo	9,089	7,089

The tables below reflect the total benefits expected to be paid from the plan or from the Registrant Subsidiary's assets. The payments include the participants' contributions to the plan for their share of the cost. In December 2011, the prescription drug plan was amended for certain participants. The impact of the change is reflected in the Benefit Plan Obligation table as a plan amendment. As a result of this amendment to the plan, the Medicare subsidy receipts in the following table are reduced from prior published estimates. Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results. The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$44,506	$34,963	$69,978	$19,989	$19,329
2013	45,202	35,686	72,422	20,472	20,281
2014	47,192	37,289	76,712	22,199	22,080
2015	46,327	37,831	75,063	22,020	22,288
2016	48,178	39,781	75,042	21,847	22,331
Years 2017 to 2021, in Total	248,647	213,381	371,555	113,723	115,691

Other Postretirement Benefit Plans: Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$27,515	$17,849	$36,517	$7,833	$8,302
2013	27,741	18,289	36,412	8,120	8,628
2014	28,782	19,085	37,271	8,438	9,179
2015	29,668	20,117	38,306	8,934	9,598
2016	30,657	21,358	39,774	9,467	10,214
Years 2017 to 2021, in Total	168,810	123,258	218,695	54,491	61,146

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$1,777	$1,096	$2,276	$618	$586
2013	272	28	43	-	-
2014	287	27	48	-	-
2015	298	26	59	-	-
2016	307	26	67	-	-
Years 2017 to 2021, in Total	1,578	110	536	-	-

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost by Registrant Subsidiary for the years ended December 31, 2011, 2010 and 2009:

				Other Postretirement
PSO	Pension Plans			Benefit Plans
	Years Ended December 31,
	2011	2010	2009	2011	2010	2009
	(in thousands)
Service Cost	$5,760	$6,052	$5,744	$2,621	$2,815	$2,522
Interest Cost	13,285	14,888	15,369	6,046	6,360	6,154
Expected Return on Plan Assets	(17,464)	(19,739)	(20,438)	(6,264)	(6,110)	(4,695)
Amortization of Transition Obligation	-	-	-	-	2,805	2,805
Amortization of Prior Service Credit	(950)	(950)	(1,082)	(75)	-	-
Amortization of Net Actuarial Loss	6,757	5,188	3,487	1,553	1,573	2,348
Net Periodic Benefit Cost	7,388	5,439	3,080	3,881	7,443	9,134
Capitalized Portion	(2,379)	(1,806)	(1,087)	(1,249)	(2,471)	(3,224)
Net Periodic Benefit Cost Recognized as
Expense	$5,009	$3,633	$1,993	$2,632	$4,972	$5,910

Estimated amounts expected to be amortized to net periodic benefit costs and the impact on each Registrant Subsidiary's balance sheet during 2012 are shown in the following tables:

	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plan - Components	(in thousands)
Net Actuarial Loss	$19,816	$16,915	$29,690	$8,074	$8,077
Prior Service Cost (Credit)	475	407	743	(948)	(793)
Total Estimated 2012 Amortization	$20,291	$17,322	$30,433	$7,126	$7,284

Pension Plans -
Expected to be Recorded as
Regulatory Asset	$20,190	$16,303	$16,299	$7,126	$7,284
Deferred Income Taxes	35	357	4,947	-	-
Net of Tax AOCI	66	662	9,187	-	-
Total	$20,291	$17,322	$30,433	$7,126	$7,284

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans -	(in thousands)
Components
Net Actuarial Loss	$10,671	$7,325	$13,951	$3,296	$3,822
Prior Service Credit	(2,862)	(2,383)	(3,873)	(1,079)	(933)
Transition Obligation	780	132	104	-	-
Total Estimated 2012 Amortization	$8,589	$5,074	$10,182	$2,217	$2,889

Other Postretirement Benefit Plans - Expected to be Recorded as
Regulatory Asset	$3,049	$4,400	$4,565	$2,217	$1,804
Deferred Income Taxes	1,939	236	1,966	-	380
Net of Tax AOCI	3,601	438	3,651	-	705
Total	$8,589	$5,074	$10,182	$2,217	$2,889

American Electric Power System Retirement Savings Plans

The Registrant Subsidiaries participate in an AEP sponsored defined contribution retirement savings plan, the American Electric Power System Retirement Savings Plan, for substantially all employees who are not members of the United Mine Workers of America (UMWA). This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions. The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant Subsidiary for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$7,432	$7,284	$8,673
I&M	9,541	8,969	10,315
OPCo	10,166	9,706	11,640
PSO	3,626	3,505	4,083
SWEPCo	4,438	3,866	5,269

Southwestern Electric Power Co [Member]
Benefit Plans [Abstract]
Benefit Plans

7. BENEFIT PLANS

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Investments Held in Trust for Future Liabilities” and “Fair Value Measurements of Assets and Liabilities” sections of Note 1.

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide medical and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries' participation in AEP's benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same. This section details the assumptions that apply to all Registrant Subsidiaries and the rate of compensation increase for each subsidiary.

The Registrant Subsidiaries recognize the funded status associated with defined benefit pension and OPEB plans in their balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. The Registrant Subsidiaries recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. The Registrant Subsidiaries record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrant Subsidiaries' benefit obligations are shown in the following tables:

			Other Postretirement
	Pension Plans		Benefit Plans
Assumption	2011	2010	2011	2010
Discount Rate	4.55%	5.05%	4.75%	5.25%

	Pension Plans
Assumption - Rate of Compensation Increase (a)	2011	2010
APCo	4.65%	4.70%
I&M	4.90%	4.90%
OPCo	4.95%	5.05%
PSO	4.85%	4.95%
SWEPCo	4.70%	4.80%

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans. A hypothetical portfolio of high quality corporate bonds similar to those included in the Moody's Aa bond index is constructed with a duration matching the benefit plan liability. The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan. The discount rate is the same for each Registrant Subsidiary.

For 2011, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 11.5% per year, with the average increase shown in the table above. The compensation increase rates reflect variations in each Registrant Subsidiary's population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrant Subsidiary's benefit costs are shown in the following tables:

				Other Postretirement
	Pension Plans			Benefit Plans
Assumptions	2011	2010	2009	2011	2010	2009
Discount Rate	5.05%	5.60%	6.00%	5.25%	5.85%	6.10%
Expected Return on Plan Assets	7.75%	8.00%	8.00%	7.50%	8.00%	7.75%

	Pension Plans
Assumption - Rate of Compensation Increase	2011	2010	2009
APCo	4.65%	4.35%	5.65%
I&M	4.90%	4.55%	5.85%
OPCo	4.95%	4.70%	6.00%
PSO	4.85%	4.60%	5.90%
SWEPCo	4.70%	4.45%	5.75%

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth. The expected return on plan assets is the same for each Registrant Subsidiary.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2011	2010
Initial	7.50%	8.00%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2016	2016

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans. A 1% change in assumed health care cost trend rates would have the following effects:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement
Health Care Benefit Cost:
1% Increase	$3,806	$2,972	$5,188	$1,300	$1,500
1% Decrease	(3,015)	(2,367)	(4,110)	(1,036)	(1,195)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit
Obligation:
1% Increase	$50,216	$33,657	$65,251	$15,088	$17,499
1% Decrease	(40,748)	(27,448)	(53,015)	(12,314)	(14,281)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets. The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits. The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment. Management monitors the plans to control security diversification and ensure compliance with the investment policy. At December 31, 2011, the assets were invested in compliance with all investment limits. See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2011 and 2010

The following tables provide a reconciliation of the changes in the plans' benefit obligations, fair value of plan assets and funded status as of December 31. The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

SWEPCo			Other Postretirement
	Pension Plans		Benefit Plans
	2011	2010	2011	2010
Change in Benefit Obligation	(in thousands)
Benefit Obligation at January 1	$267,206	$288,081	$129,726	$118,571
Service Cost	6,573	7,046	3,029	3,108
Interest Cost	13,331	15,093	6,969	6,940
Actuarial (Gain) Loss	7,861	(2,014)	24,547	9,084
Plan Amendment Prior Service Credit	-	-	(13,534)	(2,399)
Benefit Payments	(17,377)	(41,000)	(8,226)	(8,125)
Participant Contributions	-	-	2,041	1,907
Medicare Subsidy	-	-	608	640
Benefit Obligation at December 31	$277,594	$267,206	$145,160	$129,726

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	$224,618	$212,626	$93,097	$82,940
Actual Gain on Plan Assets	17,283	23,854	3,797	8,150
Company Contributions	31,337	29,138	5,655	8,225
Participant Contributions	-	-	2,041	1,907
Benefit Payments	(17,377)	(41,000)	(8,226)	(8,125)
Fair Value of Plan Assets at December 31	$255,861	$224,618	$96,364	$93,097

Underfunded Status at December 31	$(21,733)	$(42,588)	$(48,796)	$(36,629)

Amounts Recognized on the Registrant Subsidiaries' Balance Sheets as of December 31, 2011 and 2010

			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
SWEPCo	2011	2010	2011	2010
	(in thousands)
Other Current Liabilities - Accrued Short-term
Benefit Liability	$(78)	$(73)	$-	$-
Employee Benefits and Pension Obligations -
Accrued Long-term Benefit Liability	(21,655)	(42,515)	(48,796)	(36,629)
Underfunded Status	$(21,733)	$(42,588)	$(48,796)	$(36,629)

Amounts Included in AOCI and Regulatory Assets as of December 31, 2011 and 2010

			Other Postretirement
SWEPCo	Pension Plans		Benefit Plans
	December 31,
	2011	2010	2011	2010
Components	(in thousands)
Net Actuarial Loss	$133,542	$131,343	$59,541	$37,707
Prior Service Cost (Credit)	560	(235)	(10,762)	(1,095)

Recorded as
Regulatory Assets	$134,102	$131,108	$31,407	$23,842
Deferred Income Taxes	-	-	6,081	4,469
Net of Tax AOCI	-	-	11,291	8,301

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant Subsidiary during the years ended December 31, 2011 and 2010 are as follows:

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$33,995	$21,372	$44,976	$8,712	$8,958
Amortization of Actuarial Loss	(16,570)	(14,144)	(24,828)	(6,757)	(6,759)
Amortization of Prior Service Cost (Credit)	(917)	(744)	(1,474)	950	795
Change for the Year Ended
December 31, 2011	$16,508	$6,484	$18,674	$2,905	$2,994

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss (Gain) During the Year	$14,769	$24,732	$26,308	$(2,346)	$(6,379)
Amortization of Actuarial Loss	(11,842)	(10,065)	(18,150)	(5,188)	(5,242)
Amortization of Prior Service Cost (Credit)	(917)	(744)	(1,474)	950	796
Change for the Year Ended
December 31, 2010	$2,010	$13,923	$6,684	$(6,584)	$(10,825)

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$65,104	$46,321	$79,611	$22,147	$23,619
Amortization of Actuarial Loss	(5,839)	(3,566)	(7,298)	(1,553)	(1,785)
Prior Service Credit	(31,145)	(24,846)	(42,357)	(11,612)	(9,409)
Amortization of Prior Service Cost (Credit)	171	237	212	75	(258)
Amortization of Transition Obligation	(1,167)	(188)	(150)	-	-
Change for the Year Ended
December 31, 2011	$27,124	$17,958	$30,018	$9,057	$12,167

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$23,876	$13,372	$31,207	$7,283	$7,570
Amortization of Actuarial Loss	(5,410)	(3,526)	(6,877)	(1,573)	(1,711)
Prior Service Credit	(4,257)	(4,273)	(6,039)	(2,408)	(2,399)
Amortization of Transition Obligation	(5,244)	(2,814)	(6,642)	(2,805)	(2,461)
Change for the Year Ended
December 31, 2010	$8,965	$2,759	$11,649	$497	$999

Pension and Other Postretirement Plans' Assets

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2011:

SWEPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$86,499	$-	$-	$-	$86,499	33.8%
International	23,716	-	-	-	23,716	9.3%
Real Estate Investment Trusts	6,184	-	-	-	6,184	2.4%
Common Collective Trust -
International	-	7,638	-	-	7,638	3.0%
Subtotal - Equities	116,399	7,638	-	-	124,037	48.5%

Fixed Income:
Common Collective Trust - Debt	-	1,561	-	-	1,561	0.6%
United States Government and
Agency Securities	-	33,640	-	-	33,640	13.2%
Corporate Debt	-	58,549	379	-	58,928	23.0%
Foreign Debt	-	11,337	-	-	11,337	4.4%
State and Local Government	-	2,857	-	-	2,857	1.1%
Other - Asset Backed	-	1,546	-	-	1,546	0.6%
Subtotal - Fixed Income	-	109,490	379	-	109,869	42.9%

Real Estate	-	-	9,712	-	9,712	3.8%

Alternative Investments	-	-	9,535	-	9,535	3.7%
Securities Lending	-	12,771	-	-	12,771	5.0%
Securities Lending Collateral (a)	-	-	-	(14,020)	(14,020)	(5.5)%

Cash and Cash Equivalents	-	5,517	-	-	5,517	2.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	(1,560)	(1,560)	(0.6)%

Total	$116,399	$135,416	$19,626	$(15,580)	$255,861	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy by Registrant Subsidiary for pension assets:

	Corporate	Real	Alternative	Total
SWEPCo	Debt	Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2011	$-	$4,844	$7,569	$12,413
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	1,355	563	1,918
Relating to Assets Sold During the Period	-	-	194	194
Purchases and Sales	-	3,513	1,209	4,722
Transfers into Level 3	379	-	-	379
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2011	$379	$9,712	$9,535	$19,626

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2011:

SWEPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$23,770	$-	$-	$-	$23,770	24.7%
International	25,999	-	-	-	25,999	27.0%
Common Collective Trust -
Global	-	6,778	-	-	6,778	7.0%
Subtotal - Equities	49,769	6,778	-	-	56,547	58.7%

Fixed Income:
Common Collective Trust - Debt	-	4,731	-	-	4,731	4.9%
United States Government and
Agency Securities	-	5,522	-	-	5,522	5.7%
Corporate Debt	-	10,399	-	-	10,399	10.8%
Foreign Debt	-	2,205	-	-	2,205	2.3%
State and Local Government	-	575	-	-	575	0.6%
Other - Asset Backed	-	131	-	-	131	0.1%
Subtotal - Fixed Income	-	23,563	-	-	23,563	24.4%

Trust Owned Life Insurance:
International Equities	-	3,160	-	-	3,160	3.3%
United States Bonds	-	10,788	-	-	10,788	11.2%

Cash and Cash Equivalents	1,149	1,601	-	-	2,750	2.9%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	(444)	(444)	(0.5)%

Total	$50,918	$45,890	$-	$(444)	$96,364	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2010:

SWEPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$78,585	$160	$-	$-	$78,745	35.1%
International	23,458	-	-	-	23,458	10.4%
Real Estate Investment Trusts	6,540	-	-	-	6,540	2.9%
Common Collective Trust -
International	-	9,469	-	-	9,469	4.2%
Subtotal - Equities	108,583	9,629	-	-	118,212	52.6%

Fixed Income:
United States Government and
Agency Securities	-	36,914	-	-	36,914	16.4%
Corporate Debt	-	39,111	-	-	39,111	17.4%
Foreign Debt	-	7,402	-	-	7,402	3.3%
State and Local Government	-	1,323	-	-	1,323	0.6%
Other - Asset Backed	-	2,977	-	-	2,977	1.3%
Subtotal - Fixed Income	-	87,727	-	-	87,727	39.0%

Real Estate	-	-	4,844	-	4,844	2.2%

Alternative Investments	-	-	7,569	-	7,569	3.4%
Securities Lending	-	14,806	-	-	14,806	6.6%
Securities Lending Collateral (a)	-	-	-	(16,058)	(16,058)	(7.1)%

Cash and Cash Equivalents (b)	-	7,389	-	93	7,482	3.3%
Other - Pending Transactions and
Accrued Income (c)	-	-	-	36	36	-%

Total	$108,583	$119,551	$12,413	$(15,929)	$224,618	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent foreign currency holdings.

(c)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of real estate and alternative investments classified as Level 3 in the fair value hierarchy for pension assets by Registrant Subsidiary:

		Alternative	Total
SWEPCo	Real Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2010	$5,654	$6,602	$12,256
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	(810)	156	(654)
Relating to Assets Sold During the Period	-	51	51
Purchases and Sales	-	760	760
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of December 31, 2010	$4,844	$7,569	$12,413

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2010:

SWEPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$37,225	$-	$-	$-	$37,225	40.0%
International	14,051	-	-	-	14,051	15.1%
Common Collective Trust -
Global	-	7,314	-	-	7,314	7.9%
Subtotal - Equities	51,276	7,314	-	-	58,590	63.0%

Fixed Income:
Common Collective Trust - Debt	-	3,042	-	-	3,042	3.3%
United States Government and
Agency Securities	-	5,971	-	-	5,971	6.4%
Corporate Debt	-	7,014	-	-	7,014	7.5%
Foreign Debt	-	1,581	-	-	1,581	1.7%
State and Local Government	-	223	-	-	223	0.2%
Other - Asset Backed	-	60	-	-	60	0.1%
Subtotal - Fixed Income	-	17,891	-	-	17,891	19.2%

Trust Owned Life Insurance:
International Equities	-	3,127	-	-	3,127	3.3%
United States Bonds	-	10,361	-	-	10,361	11.1%

Cash and Cash Equivalents (a)	1,307	1,596	-	55	2,958	3.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	170	170	0.2%

Total	$52,583	$40,289	$-	$225	$93,097	100.0%

(a)       Amounts in "Other" column primarily represent foreign currency holdings.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility. This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur. Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return based on the market-related value of assets. Since the market-related value of assets recognizes gains or losses over a five-year period, the future value of assets will be impacted as previously deferred gains or losses are recorded.

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$672,967	$569,855	$1,005,608	$269,230	$269,809
Nonqualified Pension Plans	234	168	821	1,368	1,223
Total as of December 31, 2011	$673,201	$570,023	$1,006,429	$270,598	$271,032

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$646,513	$551,702	$973,802	$261,535	$260,838
Nonqualified Pension Plans	221	994	799	1,326	1,133
Total as of December 31, 2010	$646,734	$552,696	$974,601	$262,861	$261,971

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans at December 31, 2011 and 2010 were as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$681,450	$581,677	$1,020,890	$277,448	$277,594

Accumulated Benefit Obligation	$673,201	$570,023	$1,006,429	$270,598	$271,032
Fair Value of Plan Assets	570,756	503,926	925,939	245,769	255,861
Underfunded Accumulated Benefit
Obligation as of December 31, 2011	$(102,445)	$(66,097)	$(80,490)	$(24,829)	$(15,171)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$652,219	$560,982	$984,089	$268,180	$267,206

Accumulated Benefit Obligation	$646,734	$552,696	$974,601	$262,861	$261,971
Fair Value of Plan Assets	512,836	451,688	799,281	213,576	224,618
Underfunded Accumulated Benefit
Obligation as of December 31, 2010	$(133,898)	$(101,008)	$(175,320)	$(49,285)	$(37,353)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments for the unfunded plan and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits. For the qualified pension plan, additional discretionary contributions may be made to the trust to maintain the funded status of the plan. The contributions to the OPEB plans are generally based on the amount of the OPEB plans' periodic benefit costs for accounting purposes as provided in agreements with state regulatory authorities, plus the additional discretionary contribution of the Medicare subsidy receipts. The following table provides the estimated contributions and payments by Registrant Subsidiary for 2012:

		Other Postretirement
Company	Pension Plans	Benefit Plans
	(in thousands)
APCo	$33,442	$16,775
I&M	23,938	13,465
OPCo	39,095	19,705
PSO	11,612	5,982
SWEPCo	9,089	7,089

The tables below reflect the total benefits expected to be paid from the plan or from the Registrant Subsidiary's assets. The payments include the participants' contributions to the plan for their share of the cost. In December 2011, the prescription drug plan was amended for certain participants. The impact of the change is reflected in the Benefit Plan Obligation table as a plan amendment. As a result of this amendment to the plan, the Medicare subsidy receipts in the following table are reduced from prior published estimates. Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results. The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$44,506	$34,963	$69,978	$19,989	$19,329
2013	45,202	35,686	72,422	20,472	20,281
2014	47,192	37,289	76,712	22,199	22,080
2015	46,327	37,831	75,063	22,020	22,288
2016	48,178	39,781	75,042	21,847	22,331
Years 2017 to 2021, in Total	248,647	213,381	371,555	113,723	115,691

Other Postretirement Benefit Plans: Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$27,515	$17,849	$36,517	$7,833	$8,302
2013	27,741	18,289	36,412	8,120	8,628
2014	28,782	19,085	37,271	8,438	9,179
2015	29,668	20,117	38,306	8,934	9,598
2016	30,657	21,358	39,774	9,467	10,214
Years 2017 to 2021, in Total	168,810	123,258	218,695	54,491	61,146

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$1,777	$1,096	$2,276	$618	$586
2013	272	28	43	-	-
2014	287	27	48	-	-
2015	298	26	59	-	-
2016	307	26	67	-	-
Years 2017 to 2021, in Total	1,578	110	536	-	-

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost by Registrant Subsidiary for the years ended December 31, 2011, 2010 and 2009:

				Other Postretirement
SWEPCo	Pension Plans			Benefit Plans
	Years Ended December 31,
	2011	2010	2009	2011	2010	2009
	(in thousands)
Service Cost	$6,573	$7,046	$6,757	$3,029	$3,108	$2,817
Interest Cost	13,331	15,093	15,557	6,969	6,940	6,735
Expected Return on Plan Assets	(18,380)	(19,489)	(20,083)	(7,200)	(6,646)	(5,120)
Amortization of Transition Obligation	-	-	-	-	2,461	2,461
Amortization of Prior Service Cost (Credit)	(795)	(796)	(916)	258	-	-
Amortization of Net Actuarial Loss	6,759	5,242	3,516	1,785	1,711	2,560
Net Periodic Benefit Cost	7,488	7,096	4,831	4,841	7,574	9,453
Capitalized Portion	(2,636)	(2,406)	(1,546)	(1,704)	(2,568)	(3,025)
Net Periodic Benefit Cost Recognized as
Expense	$4,852	$4,690	$3,285	$3,137	$5,006	$6,428

Estimated amounts expected to be amortized to net periodic benefit costs and the impact on each Registrant Subsidiary's balance sheet during 2012 are shown in the following tables:

	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plan - Components	(in thousands)
Net Actuarial Loss	$19,816	$16,915	$29,690	$8,074	$8,077
Prior Service Cost (Credit)	475	407	743	(948)	(793)
Total Estimated 2012 Amortization	$20,291	$17,322	$30,433	$7,126	$7,284

Pension Plans -
Expected to be Recorded as
Regulatory Asset	$20,190	$16,303	$16,299	$7,126	$7,284
Deferred Income Taxes	35	357	4,947	-	-
Net of Tax AOCI	66	662	9,187	-	-
Total	$20,291	$17,322	$30,433	$7,126	$7,284

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans -	(in thousands)
Components
Net Actuarial Loss	$10,671	$7,325	$13,951	$3,296	$3,822
Prior Service Credit	(2,862)	(2,383)	(3,873)	(1,079)	(933)
Transition Obligation	780	132	104	-	-
Total Estimated 2012 Amortization	$8,589	$5,074	$10,182	$2,217	$2,889

Other Postretirement Benefit Plans - Expected to be Recorded as
Regulatory Asset	$3,049	$4,400	$4,565	$2,217	$1,804
Deferred Income Taxes	1,939	236	1,966	-	380
Net of Tax AOCI	3,601	438	3,651	-	705
Total	$8,589	$5,074	$10,182	$2,217	$2,889

American Electric Power System Retirement Savings Plans

The Registrant Subsidiaries participate in an AEP sponsored defined contribution retirement savings plan, the American Electric Power System Retirement Savings Plan, for substantially all employees who are not members of the United Mine Workers of America (UMWA). This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions. The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The 2009 contributions below for SWEPCo include a legacy savings plan of an acquired subsidiary.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant Subsidiary for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$7,432	$7,284	$8,673
I&M	9,541	8,969	10,315
OPCo	10,166	9,706	11,640
PSO	3,626	3,505	4,083
SWEPCo	4,438	3,866	5,269

Business Segments	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Business Segments

8. BUSINESS SEGMENTS

Our primary business is the generation, transmission and distribution of electricity. Within our Utility Operations segment, we centrally dispatch generation assets and manage our overall utility operations on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight. Intersegment sales and transfers are generally based on underlying contractual arrangements and agreements.

While our Utility Operations segment remains our primary business segment, the advancement of an area of our business prompted us to identify a new reportable segment. Starting in the fourth quarter of 2011, we established our new Transmission Operations segment as described below:

Utility Operations

  Generation of electricity for sale to U.S. retail and wholesale customers.
  Transmission and distribution of electricity through assets owned and operated by our ten utility operating companies.

  Transmission Operations

  Development, construction and operation of transmission facilities through investments in our wholly-owned transmission subsidiaries that were established in 2009 and our transmission joint ventures. These investments have FERC-approved returns on equity.

  AEP River Operations

  Commercial barging operations that transport coal and dry bulk commodities primarily on the Ohio, Illinois and lower Mississippi Rivers.

  Generation and Marketing

  Nonregulated generation in ERCOT.
  Marketing and risk management activities primarily in ERCOT and, to a lesser extent, Ohio in PJM and MISO.

The remainder of our activities is presented as All Other. While not considered a reportable segment, All Other includes:

  Parent's guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs.
  Tax and interest expense adjustments related to our UK operations which were sold in 2004 and 2002.
  Forward natural gas contracts that were not sold with our natural gas pipeline and storage operations in 2004 and 2005. These contracts were financial derivatives which settled and expired in the fourth quarter of 2011.
  Revenue sharing related to the Plaquemine Cogeneration Facility which ended in the fourth quarter of 2011.

The tables below present our reportable segment information for the years ended December 31, 2011, 2010 and 2009 and balance sheet information as of December 31, 2011 and 2010. These amounts include certain estimates and allocations where necessary. We reclassified prior year amounts to conform to the current year's presentation.

				Nonutility Operations
					Generation
	Utility		Transmission	AEP River	and	All Other	Reconciling
	Operations		Operations	Operations	Marketing	(a)	Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2011
Revenues from:
External Customers	$14,088		$3	$696	$305	$24	$-		$15,116
Other Operating Segments	112		5	20	1	8	(146)		-
Total Revenues	$14,200		$8	$716	$306	$32	$(146)		$15,116

Depreciation and Amortization	$1,613		$-	$28	$25	$2	$(13)	(b)	$1,655
Interest Income	29		-	-	(1)	17	(18)		27
Carrying Costs Income	393		-	-	-	-	-		393
Interest Expense	886		1	18	18	43	(33)	(b)	933
Income Tax Expense (Credit)	722		2	24	(18)	88	-		818

Income (Loss) Before Extraordinary
Items	$1,549		$30	$45	$14	$(62)	$-		$1,576
Extraordinary Items, Net of Tax	373		-	-	-	-	-		373
Net Income (Loss)	$1,922		$30	$45	$14	$(62)	$-		$1,949

Gross Property Additions	$2,405		$263	$18	$2	$214	$-		$2,902

				Nonutility Operations
					Generation
	Utility		Transmission	AEP River	and	All Other	Reconciling
	Operations		Operations	Operations	Marketing	(a)	Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2010
Revenues from:
External Customers	$13,687		$-	$566	$173	$1	$-		$14,427
Other Operating Segments	105		1	22	-	14	(142)		-
Total Revenues	$13,792		$1	$588	$173	$15	$(142)		$14,427

Depreciation and Amortization	$1,598		$-	$24	$30	$2	$(13)	(b)	$1,641
Interest Income	8		-	-	2	31	(20)		21
Carrying Costs Income	70		-	-	-	-	-		70
Interest Expense	942		-	14	20	58	(35)	(b)	999
Income Tax Expense (Credit)	651		(1)	19	(20)	(6)	-		643

Net Income (Loss)	1,192		9	37	25	(45)	-		1,218

Gross Property Additions	2,440		35	23	1	1	-		2,500

				Nonutility Operations
					Generation
	Utility		Transmission	AEP River	and	All Other	Reconciling
	Operations		Operations	Operations	Marketing	(a)	Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2009
Revenues from:
External Customers	$12,733	(d)	$-	$490	$281	$(15)	$-		$13,489
Other Operating Segments	70	(d)	-	18	5	36	(129)		-
Total Revenues	$12,803		$-	$508	$286	$21	$(129)		$13,489

Depreciation and Amortization	$1,561		$-	$17	$29	$2	$(12)	(b)	$1,597
Interest Income	4		-	-	-	47	(40)		11
Carrying Costs Income	47		-	-	-	-	-		47
Interest Expense	916		-	5	21	86	(55)	(b)	973
Income Tax Expense (Credit)	553		-	23	-	(1)	-		575

Income (Loss) Before Extraordinary
Items	$1,325		$4	$47	$41	$(47)	$-		$1,370
Extraordinary Items, Net of Tax	(5)		-	-	-	-	-		(5)
Net Income (Loss)	$1,320		$4	$47	$41	$(47)	$-		$1,365

Gross Property Additions	$2,812		$1	$81	$1	$1	$-		$2,896

			Nonutility Operations
				Generation		Reconciling
	Utility	Transmission	AEP River	and	All Other	Adjustments
	Operations	Operations	Operations	Marketing	(a)	(b)		Consolidated
	(in millions)
December 31, 2011
Total Property, Plant and Equipment	$54,396	$323	$608	$590	$11	$(258)		$55,670
Accumulated Depreciation and
Amortization	18,393	-	136	219	10	(59)		18,699
Total Property, Plant and
Equipment - Net	$36,003	$323	$472	$371	$1	$(199)		$36,971

Total Assets	$50,093	$594	$659	$868	$16,751	$(16,742)	(c)	$52,223

Investments in Equity Method Investees	24	256	17	-	2	-		299

			Nonutility Operations
				Generation		Reconciling
	Utility	Transmission	AEP River	and	All Other	Adjustments
	Operations	Operations	Operations	Marketing	(a)	(b)		Consolidated
	(in millions)
December 31, 2010
Total Property, Plant and Equipment	$52,771	$51	$574	$584	$11	$(251)		$53,740
Accumulated Depreciation and
Amortization	17,795	-	110	198	9	(46)		18,066
Total Property, Plant and
Equipment - Net	$34,976	$51	$464	$386	$2	$(205)		$35,674

Total Assets	$48,658	$230	$621	$881	$15,942	$(15,877)	(c)	$50,455

Investments in Equity Method Investees	22	135	3	-	-	-		160

(a)       All Other includes:

  Parent's guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs.
  Tax and interest expense adjustments related to our UK operations which were sold in 2004 and 2002.
  Forward natural gas contracts that were not sold with our natural gas pipeline and storage operations in 2004 and 2005. These contracts were financial derivatives which settled and expired in the fourth quarter of 2011.
  Revenue sharing related to the Plaquemine Cogeneration Facility which ended in the fourth quarter of 2011.

(b)       Includes eliminations due to an intercompany capital lease.

(c)       Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP's investments in subsidiary companies.

(d)       PSO and SWEPCo transferred certain existing ERCOT energy marketing contracts to AEP Energy Partners, Inc. (AEPEP) (Generation and Marketing segment) and entered into intercompany financial and physical purchase and sales agreements with AEPEP. As a result, we reported third-party net purchases or sales activity for these energy marketing contracts as Revenues from External Customers for the Utility Operations segment. This was offset by the Utility Operations segment's related net purchases for these contracts with AEPEP in Revenues from Other Operating Segments of $5 million for the years ended December 31, 2009. The Generation and Marketing segment also reported these purchase or sales contracts with Utility Operations as Revenues from Other Operating Segments. These affiliated contracts between PSO and SWEPCo with AEPEP ended in December 2009.

Appalachian Power Co [Member]
Segment Reporting [Abstract]
Business Segments

8. BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business. The Registrant Subsidiaries' other activities are insignificant. The Registrant Subsidiaries' operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Indiana Michigan Power Co [Member]
Segment Reporting [Abstract]
Business Segments

8. BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business. The Registrant Subsidiaries' other activities are insignificant. The Registrant Subsidiaries' operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Ohio Power Co [Member]
Segment Reporting [Abstract]
Business Segments

8. BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business. The Registrant Subsidiaries' other activities are insignificant. The Registrant Subsidiaries' operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Public Service Co Of Oklahoma [Member]
Segment Reporting [Abstract]
Business Segments

8. BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business. The Registrant Subsidiaries' other activities are insignificant. The Registrant Subsidiaries' operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Southwestern Electric Power Co [Member]
Segment Reporting [Abstract]
Business Segments

8. BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business. The Registrant Subsidiaries' other activities are insignificant. The Registrant Subsidiaries' operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Derivatives and Hedging	12 Months Ended
Dec. 31, 2011
Derivatives and Hedging [Abstract]
Derivatives and Hedging

9. DERIVATIVES AND HEDGING

OBJECTIVES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS

We are exposed to certain market risks as a major power producer and marketer of wholesale electricity, coal and emission allowances. These risks include commodity price risk, interest rate risk, credit risk and, to a lesser extent, foreign currency exchange risk. These risks represent the risk of loss that may impact us due to changes in the underlying market prices or rates. We manage these risks using derivative instruments.

STRATEGIES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS TO ACHIEVE OBJECTIVES

Trading Strategies

Our strategy surrounding the use of derivative instruments for trading purposes focuses on seizing market opportunities to create value driven by expected changes in the market prices of the commodities in which we transact.

Risk Management Strategies

Our strategy surrounding the use of derivative instruments focuses on managing our risk exposures, future cash flows and creating value utilizing both economic and formal hedging strategies. To accomplish our objectives, we primarily employ risk management contracts including physical forward purchase and sale contracts, financial forward purchase and sale contracts and financial swap instruments. Not all risk management contracts meet the definition of a derivative under the accounting guidance for “Derivatives and Hedging.” Derivative risk management contracts elected normal under the normal purchases and normal sales scope exception are not subject to the requirements of this accounting guidance.

We enter into power, coal, natural gas, interest rate and, to a lesser degree, heating oil and gasoline, emission allowance and other commodity contracts to manage the risk associated with our energy business. We enter into interest rate derivative contracts in order to manage the interest rate exposure associated with our commodity portfolio. For disclosure purposes, such risks are grouped as “Commodity,” as they are related to energy risk management activities. We also engage in risk management of interest rate risk associated with debt financing and foreign currency risk associated with future purchase obligations denominated in foreign currencies. For disclosure purposes, these risks are grouped as “Interest Rate and Foreign Currency.” The amount of risk taken is determined by the Commercial Operations and Finance groups in accordance with our established risk management policies as approved by the Finance Committee of our Board of Directors.

The following table represents the gross notional volume of our outstanding derivative contracts as of December 31, 2011 and 2010:

Notional Volume of Derivative Instruments

	Volume
	December 31,		Unit of
Primary Risk Exposure	2011	2010	Measure
	(in millions)
Commodity:
Power	609	652	MWHs
Coal	21	63	Tons
Natural Gas	100	94	MMBtus
Heating Oil and Gasoline	6	6	Gallons
Interest Rate	$226	$171	USD

Interest Rate and Foreign Currency	$907	$907	USD

Fair Value Hedging Strategies

We enter into interest rate derivative transactions as part of an overall strategy to manage the mix of fixed-rate and floating-rate debt. Certain interest rate derivative transactions effectively modify our exposure to interest rate risk by converting a portion of our fixed-rate debt to a floating rate. Provided specific criteria are met, these interest rate derivatives are designated as fair value hedges.

Cash Flow Hedging Strategies

We enter into and designate as cash flow hedges certain derivative transactions for the purchase and sale of power, coal, natural gas and heating oil and gasoline (“Commodity”) in order to manage the variable price risk related to the forecasted purchase and sale of these commodities. We monitor the potential impacts of commodity price changes and, where appropriate, enter into derivative transactions to protect profit margins for a portion of future electricity sales and fuel or energy purchases. We do not hedge all commodity price risk.

Our vehicle fleet and barge operations are exposed to gasoline and diesel fuel price volatility. We enter into financial heating oil and gasoline derivative contracts in order to mitigate price risk of our future fuel purchases. For disclosure purposes, these contracts are included with other hedging activities as “Commodity.” We do not hedge all fuel price risk.

We enter into a variety of interest rate derivative transactions in order to manage interest rate risk exposure. Some interest rate derivative transactions effectively modify our exposure to interest rate risk by converting a portion of our floating-rate debt to a fixed rate. We also enter into interest rate derivative contracts to manage interest rate exposure related to future borrowings of fixed-rate debt. Our forecasted fixed-rate debt offerings have a high probability of occurrence as the proceeds will be used to fund existing debt maturities and projected capital expenditures. We do not hedge all interest rate exposure.

At times, we are exposed to foreign currency exchange rate risks primarily when we purchase certain fixed assets from foreign suppliers. In accordance with our risk management policy, we may enter into foreign currency derivative transactions to protect against the risk of increased cash outflows resulting from a foreign currency's appreciation against the dollar. We do not hedge all foreign currency exposure.

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND THE IMPACT ON OUR FINANCIAL STATEMENTS

The accounting guidance for “Derivatives and Hedging” requires recognition of all qualifying derivative instruments as either assets or liabilities on the balance sheets at fair value. The fair values of derivative instruments accounted for using MTM accounting or hedge accounting are based on exchange prices and broker quotes. If a quoted market price is not available, the estimate of fair value is based on the best information available including valuation models that estimate future energy prices based on existing market and broker quotes, supply and demand market data and assumptions. In order to determine the relevant fair values of our derivative instruments, we also apply valuation adjustments for discounting, liquidity and credit quality.

Credit risk is the risk that a counterparty will fail to perform on the contract or fail to pay amounts due. Liquidity risk represents the risk that imperfections in the market will cause the price to vary from estimated fair value based upon prevailing market supply and demand conditions. Since energy markets are imperfect and volatile, there are inherent risks related to the underlying assumptions in models used to fair value risk management contracts. Unforeseen events may cause reasonable price curves to differ from actual price curves throughout a contract's term and at the time a contract settles. Consequently, there could be significant adverse or favorable effects on future net income and cash flows if market prices are not consistent with our estimates of current market consensus for forward prices in the current period. This is particularly true for longer term contracts. Cash flows may vary based on market conditions, margin requirements and the timing of settlement of our risk management contracts.

According to the accounting guidance for “Derivatives and Hedging,” we reflect the fair values of our derivative instruments subject to netting agreements with the same counterparty net of related cash collateral. For certain risk management contracts, we are required to post or receive cash collateral based on third party contractual agreements and risk profiles. For the December 31, 2011 and 2010 balance sheets, we netted $26 million and $8 million, respectively, of cash collateral received from third parties against short-term and long-term risk management assets and $133 million and $109 million, respectively, of cash collateral paid to third parties against short-term and long-term risk management liabilities.

The following tables represent the gross fair value impact of our derivative activity on our balance sheets as of December 31, 2011 and 2010:

Fair Value of Derivative Instruments
December 31, 2011

	Risk Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in millions)
Current Risk Management Assets	$852	$24	$-	$(683)	$193
Long-term Risk Management Assets	641	15	-	(253)	403
Total Assets	1,493	39	-	(936)	596

Current Risk Management Liabilities	847	29	20	(746)	150
Long-term Risk Management Liabilities	483	15	22	(325)	195
Total Liabilities	1,330	44	42	(1,071)	345

Total MTM Derivative Contract Net Assets
(Liabilities)	$163	$(5)	$(42)	$135	$251

Fair Value of Derivative Instruments
December 31, 2010

	Risk Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in millions)
Current Risk Management Assets	$1,023	$18	$30	$(839)	$232
Long-term Risk Management Assets	546	12	2	(150)	410
Total Assets	1,569	30	32	(989)	642

Current Risk Management Liabilities	995	13	2	(881)	129
Long-term Risk Management Liabilities	387	6	3	(255)	141
Total Liabilities	1,382	19	5	(1,136)	270

Total MTM Derivative Contract Net Assets
(Liabilities)	$187	$11	$27	$147	$372

(a)       Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b)       Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include de-designated risk management contracts.

The table below presents our activity of derivative risk management contracts for the years ended December 31, 2011, 2010 and 2009:

Amount of Gain (Loss) Recognized on
Risk Management Contracts

	Years Ended December 31,
Location of Gain (Loss)	2011	2010	2009
	(in millions)
Utility Operations Revenues	$46	$85	$144
Other Revenues	20	9	19
Regulatory Assets (a)	(22)	(9)	(28)
Regulatory Liabilities (a)	(3)	38	(7)
Total Gain (Loss) on Risk Management Contracts	$41	$123	$128

(a) Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Certain qualifying derivative instruments have been designated as normal purchase or normal sale contracts, as provided in the accounting guidance for “Derivatives and Hedging.” Derivative contracts that have been designated as normal purchases or normal sales under that accounting guidance are not subject to MTM accounting treatment and are recognized on the statements of income on an accrual basis.

Our accounting for the changes in the fair value of a derivative instrument depends on whether it qualifies for and has been designated as part of a hedging relationship and further, on the type of hedging relationship. Depending on the exposure, we designate a hedging instrument as a fair value hedge or a cash flow hedge.

For contracts that have not been designated as part of a hedging relationship, the accounting for changes in fair value depends on whether the derivative instrument is held for trading purposes. Unrealized and realized gains and losses on derivative instruments held for trading purposes are included in Revenues on a net basis on the statements of income. Unrealized and realized gains and losses on derivative instruments not held for trading purposes are included in Revenues or Expenses on the statements of income depending on the relevant facts and circumstances. However, unrealized and some realized gains and losses in regulated jurisdictions for both trading and non-trading derivative instruments are recorded as regulatory assets (for losses) or regulatory liabilities (for gains) in accordance with the accounting guidance for “Regulated Operations.”

Accounting for Fair Value Hedging Strategies

For fair value hedges (i.e. hedging the exposure to changes in the fair value of an asset, liability or an identified portion thereof attributable to a particular risk), the gain or loss on the derivative instrument as well as the offsetting gain or loss on the hedged item associated with the hedged risk impacts Net Income during the period of change.

We record realized and unrealized gains or losses on interest rate swaps that qualify for fair value hedge accounting treatment and any offsetting changes in the fair value of the debt being hedged in Interest Expense on our statements of income. During 2011 and 2010, we recognized gains of $3 million and $6 million, respectively, on our hedging instruments and offsetting losses of $6 million and $6 million, respectively, on our long-term debt. For 2011 and 2010, hedge ineffectiveness was immaterial. During 2009, we did not employ any fair value hedging strategies.

Accounting for Cash Flow Hedging Strategies

For cash flow hedges (i.e. hedging the exposure to variability in expected future cash flows attributable to a particular risk), we initially report the effective portion of the gain or loss on the derivative instrument as a component of Accumulated Other Comprehensive Income (Loss) on our balance sheets until the period the hedged item affects Net Income. We recognize any hedge ineffectiveness in Net Income immediately during the period of change, except in regulated jurisdictions where hedge ineffectiveness is recorded as a regulatory asset (for losses) or a regulatory liability (for gains).

Realized gains and losses on derivative contracts for the purchase and sale of power, coal, natural gas, and heating oil and gasoline designated as cash flow hedges are included in Revenues, Fuel and Other Consumables Used for Electric Generation or Purchased Electricity for Resale on our statements of income or in Regulatory Assets or Regulatory Liabilities on our balance sheets, depending on the specific nature of the risk being hedged. During 2011, 2010 and 2009, we designated commodity derivatives as cash flow hedges.

We reclassify gains and losses on financial fuel derivative contracts designated as cash flow hedges from Accumulated Other Comprehensive Income (Loss) on our balance sheets into Other Operation expense, Maintenance expense or Depreciation and Amortization expense, as it relates to capital projects, on our statements of income. During 2011, 2010 and 2009, we designated heating oil and gasoline derivatives as cash flow hedges.

We reclassify gains and losses on interest rate derivative hedges related to our debt financings from Accumulated Other Comprehensive Income (Loss) into Interest Expense in those periods in which hedged interest payments occur. During 2011, 2010 and 2009, we designated interest rate derivatives as cash flow hedges.

The accumulated gains or losses related to our foreign currency hedges are reclassified from Accumulated Other Comprehensive Income (Loss) on our balance sheets into Depreciation and Amortization expense on our statements of income over the depreciable lives of the fixed assets designated as the hedged items in qualifying foreign currency hedging relationships. During 2011, 2010 and 2009, we designated foreign currency derivatives as cash flow hedges.

During 2009, we recognized a $6 million gain in Interest Expense related to hedge ineffectiveness on interest rate derivatives designated in cash flow hedge strategies. During 2011, 2010 and 2009, hedge ineffectiveness was immaterial or nonexistent for all of the other cash flow hedge strategies disclosed above.

The following tables provide details on designated, effective cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on our balance sheets and the reasons for changes in cash flow hedges for the years ended December 31, 2011, 2010 and 2009. All amounts in the following tables are presented net of related income taxes.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2010	$7	$4	$11
Changes in Fair Value Recognized in AOCI	(5)	(28)	(33)
Amount of (Gain) or Loss Reclassified from AOCI
to Statement of Income/within Balance Sheet:
Utility Operations Revenues	3	-	3
Other Revenues	(5)	-	(5)
Purchased Electricity for Resale	(2)	-	(2)
Other Operation Expense	(1)	-	(1)
Maintenance Expense	(1)	-	(1)
Interest Expense	-	4	4
Property, Plant and Equipment	(1)	-	(1)
Regulatory Assets (a)	2	-	2
Regulatory Liabilities (a)	-	-	-
Balance in AOCI as of December 31, 2011	$(3)	$(20)	$(23)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2010

		Interest Rate
		and Foreign
	Commodity	Currency	Total

	(in millions)
Balance in AOCI as of December 31, 2009	$(2)	$(13)	$(15)
Changes in Fair Value Recognized in AOCI	9	13	22
Amount of (Gain) or Loss Reclassified from AOCI
to Statement of Income/within Balance Sheet:
Utility Operations Revenues	-	-	-
Other Revenues	(7)	-	(7)
Purchased Electricity for Resale	4	-	4
Interest Expense	-	4	4
Regulatory Assets (a)	3	-	3
Regulatory Liabilities (a)	-	-	-
Balance in AOCI as of December 31, 2010	$7	$4	$11

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2009

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2008	$7	$(29)	$(22)
Changes in Fair Value Recognized in AOCI	(6)	11	5
Amount of (Gain) or Loss Reclassified from AOCI
to Statement of Income/within Balance Sheet:
Utility Operations Revenues	(15)	-	(15)
Other Revenues	(15)	-	(15)
Purchased Electricity for Resale	29	-	29
Interest Expense	-	5	5
Regulatory Assets (a)	5	-	5
Regulatory Liabilities (a)	(7)	-	(7)
Balance in AOCI as of December 31, 2009	$(2)	$(13)	$(15)

(a) Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on our balance sheets at December 31, 2011 and 2010 were:

Impact of Cash Flow Hedges on the Balance Sheet
December 31, 2011

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Hedging Assets (a)	$20	$-	$20
Hedging Liabilities (a)	25	42	67
AOCI Gain (Loss) Net of Tax	(3)	(20)	(23)
Portion Expected to be Reclassified to Net
Income During the Next Twelve Months	(3)	(2)	(5)

Impact of Cash Flow Hedges on the Balance Sheet
December 31, 2010

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Hedging Assets (a)	$13	$25	$38
Hedging Liabilities (a)	2	4	6
AOCI Gain (Loss) Net of Tax	7	4	11
Portion Expected to be Reclassified to Net
Income During the Next Twelve Months	3	(2)	1

(a)       Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on our balance sheets.

The actual amounts that we reclassify from Accumulated Other Comprehensive Income (Loss) to Net Income can differ from the estimate above due to market price changes. As of December 31, 2011, the maximum length of time that we are hedging (with contracts subject to the accounting guidance for “Derivatives and Hedging”) our exposure to variability in future cash flows related to forecasted transactions is 30 months.

Credit Risk

We limit credit risk in our wholesale marketing and trading activities by assessing the creditworthiness of potential counterparties before entering into transactions with them and continuing to evaluate their creditworthiness on an ongoing basis. We use Moody's, Standard and Poor's and current market-based qualitative and quantitative data as well as financial statements to assess the financial health of counterparties on an ongoing basis.

We use standardized master agreements which may include collateral requirements. These master agreements facilitate the netting of cash flows associated with a single counterparty. Cash, letters of credit and parental/affiliate guarantees may be obtained as security from counterparties in order to mitigate credit risk. The collateral agreements require a counterparty to post cash or letters of credit in the event an exposure exceeds our established threshold. The threshold represents an unsecured credit limit which may be supported by a parental/affiliate guaranty, as determined in accordance with our credit policy. In addition, collateral agreements allow for termination and liquidation of all positions in the event of a failure or inability to post collateral.

Collateral Triggering Events

Under the tariffs of the RTOs and Independent System Operators (ISOs) and a limited number of derivative and non-derivative contracts primarily related to our competitive retail auction loads, we are obligated to post an additional amount of collateral if our credit ratings decline below investment grade. The amount of collateral required fluctuates based on market prices and our total exposure. On an ongoing basis, our risk management organization assesses the appropriateness of these collateral triggering items in contracts. AEP and its subsidiaries have not experienced a downgrade below investment grade. The following table represents: (a) our aggregate fair value of such derivative contracts, (b) the amount of collateral we would have been required to post for all derivative and non-derivative contracts if our credit ratings had declined below investment grade and (c) how much was attributable to RTO and ISO activities as of December 31, 2011 and 2010:

	December 31,
	2011	2010
	(in millions)
Liabilities for Derivative Contracts with Credit Downgrade Triggers	$32	$20
Amount of Collateral AEP Subsidiaries Would Have Been
Required to Post	39	45
Amount Attributable to RTO and ISO Activities	38	44

In addition, a majority of our non-exchange traded commodity contracts contain cross-default provisions that, if triggered, would permit the counterparty to declare a default and require settlement of the outstanding payable. These cross-default provisions could be triggered if there was a non-performance event by Parent or the obligor under outstanding debt or a third party obligation in excess of $50 million. On an ongoing basis, our risk management organization assesses the appropriateness of these cross-default provisions in our contracts. We do not anticipate a non-performance event under these provisions. The following table represents: (a) the fair value of these derivative liabilities subject to cross-default provisions prior to consideration of contractual netting arrangements, (b) the amount this exposure has been reduced by cash collateral we have posted and (c) if a cross-default provision would have been triggered, the settlement amount that would be required after considering our contractual netting arrangements as of December 31, 2011 and 2010:

	December 31,
	2011	2010
	(in millions)
Liabilities for Contracts with Cross Default Provisions Prior to Contractual
Netting Arrangements	$515	$401
Amount of Cash Collateral Posted	56	81
Additional Settlement Liability if Cross Default Provision is Triggered	291	213

Appalachian Power Co [Member]
Derivatives and Hedging [Abstract]
Derivatives and Hedging

9. DERIVATIVES AND HEDGING

OBJECTIVES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS

The Registrant Subsidiaries are exposed to certain market risks as major power producers and marketers of wholesale electricity, coal and emission allowances. These risks include commodity price risk, interest rate risk, credit risk and, to a lesser extent, foreign currency exchange risk. These risks represent the risk of loss that may impact the Registrant Subsidiaries due to changes in the underlying market prices or rates. AEPSC, on behalf of the Registrant Subsidiaries, manages these risks using derivative instruments.

STRATEGIES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS TO ACHIEVE OBJECTIVES

Trading Strategies

The strategy surrounding the use of derivative instruments for trading purposes focuses on seizing market opportunities to create value driven by expected changes in the market prices of the commodities in which AEPSC transacts on behalf of the Registrant Subsidiaries.

Risk Management Strategies

The strategy surrounding the use of derivative instruments focuses on managing risk exposures, future cash flows and creating value utilizing both economic and formal hedging strategies. To accomplish these objectives, AEPSC, on behalf of the Registrant Subsidiaries, primarily employs risk management contracts including physical forward purchase and sale contracts, financial forward purchase and sale contracts and financial swap instruments. Not all risk management contracts meet the definition of a derivative under the accounting guidance for “Derivatives and Hedging.” Derivative risk management contracts elected normal under the normal purchases and normal sales scope exception are not subject to the requirements of this accounting guidance.

AEPSC, on behalf of the Registrant Subsidiaries, enters into power, coal, natural gas, interest rate and, to a lesser degree, heating oil and gasoline, emission allowance and other commodity contracts to manage the risk associated with the energy business. AEPSC, on behalf of the Registrant Subsidiaries, enters into interest rate derivative contracts in order to manage the interest rate exposure associated with the Registrant Subsidiaries' commodity portfolio. For disclosure purposes, such risks are grouped as “Commodity,” as these risks are related to energy risk management activities. AEPSC, on behalf of the Registrant Subsidiaries, also engages in risk management of interest rate risk associated with debt financing and foreign currency risk associated with future purchase obligations denominated in foreign currencies. For disclosure purposes, these risks are grouped as “Interest Rate and Foreign Currency.” The amount of risk taken is determined by the Commercial Operations and Finance groups in accordance with established risk management policies as approved by the Finance Committee of AEP's Board of Directors.

The following tables represent the gross notional volume of the Registrant Subsidiaries' outstanding derivative contracts as of December 31, 2011 and 2010:

Notional Volume of Derivative Instruments
December 31, 2011

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWHs	169,459	109,326	229,468	39	49
Coal	Tons	3,714	1,920	8,337	3,574	2,974
Natural Gas	MMBtus	7,923	5,081	10,728	115	145
Heating Oil and
Gasoline	Gallons	1,057	525	1,254	618	569
Interest Rate	USD	$31,029	$19,890	$42,093	$175	$203

Interest Rate and
Foreign Currency	USD	$-	$200,000	$-	$-	$200,069

Notional Volume of Derivative Instruments
December 31, 2010

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWHs	194,217	117,862	248,616	21	34
Coal	Tons	11,195	6,571	28,583	4,936	8,777
Natural Gas	MMBtus	2,166	1,302	2,772	15	19
Heating Oil and
Gasoline	Gallons	1,054	521	1,243	616	564
Interest Rate	USD	$9,541	$5,732	$12,656	$609	$793

Interest Rate and
Foreign Currency	USD	$200,000	$-	$-	$200,000	$189

Fair Value Hedging Strategies

AEPSC, on behalf of the Registrant Subsidiaries, enters into interest rate derivative transactions as part of an overall strategy to manage the mix of fixed-rate and floating-rate debt. Certain interest rate derivative transactions effectively modify an exposure to interest rate risk by converting a portion of fixed-rate debt to a floating rate. Provided specific criteria are met, these interest rate derivatives are designated as fair value hedges.

Cash Flow Hedging Strategies

AEPSC, on behalf of the Registrant Subsidiaries, enters into and designates as cash flow hedges certain derivative transactions for the purchase and sale of power, coal, natural gas and heating oil and gasoline (“Commodity”) in order to manage the variable price risk related to the forecasted purchase and sale of these commodities. Management monitors the potential impacts of commodity price changes and, where appropriate, enters into derivative transactions to protect profit margins for a portion of future electricity sales and fuel or energy purchases. The Registrant Subsidiaries do not hedge all commodity price risk.

The Registrant Subsidiaries' vehicle fleet is exposed to gasoline and diesel fuel price volatility. AEPSC, on behalf of the Registrant Subsidiaries, enters into financial heating oil and gasoline derivative contracts in order to mitigate price risk of future fuel purchases. For disclosure purposes, these contracts are included with other hedging activities as “Commodity.” The Registrant Subsidiaries do not hedge all fuel price risk.

AEPSC, on behalf of the Registrant Subsidiaries, enters into a variety of interest rate derivative transactions in order to manage interest rate risk exposure. Some interest rate derivative transactions effectively modify exposure to interest rate risk by converting a portion of floating-rate debt to a fixed rate. AEPSC, on behalf of the Registrant Subsidiaries, also enters into interest rate derivative contracts to manage interest rate exposure related to future borrowings of fixed-rate debt. The forecasted fixed-rate debt offerings have a high probability of occurrence as the proceeds will be used to fund existing debt maturities and projected capital expenditures. The Registrant Subsidiaries do not hedge all interest rate exposure.

At times, the Registrant Subsidiaries are exposed to foreign currency exchange rate risks primarily when some fixed assets are purchased from foreign suppliers. In accordance with AEP's risk management policy, AEPSC, on behalf of the Registrant Subsidiaries, may enter into foreign currency derivative transactions to protect against the risk of increased cash outflows resulting from a foreign currency's appreciation against the dollar. The Registrant Subsidiaries do not hedge all foreign currency exposure.

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND THE IMPACT ON THE FINANCIAL STATEMENTS

The accounting guidance for “Derivatives and Hedging” requires recognition of all qualifying derivative instruments as either assets or liabilities on the balance sheet at fair value. The fair values of derivative instruments accounted for using MTM accounting or hedge accounting are based on exchange prices and broker quotes. If a quoted market price is not available, the estimate of fair value is based on the best information available including valuation models that estimate future energy prices based on existing market and broker quotes, supply and demand market data and assumptions. In order to determine the relevant fair values of the derivative instruments, the Registrant Subsidiaries also apply valuation adjustments for discounting, liquidity and credit quality.

Credit risk is the risk that a counterparty will fail to perform on the contract or fail to pay amounts due. Liquidity risk represents the risk that imperfections in the market will cause the price to vary from estimated fair value based upon prevailing market supply and demand conditions. Since energy markets are imperfect and volatile, there are inherent risks related to the underlying assumptions in models used to fair value risk management contracts. Unforeseen events may cause reasonable price curves to differ from actual price curves throughout a contract's term and at the time a contract settles. Consequently, there could be significant adverse or favorable effects on future net income and cash flows if market prices are not consistent with management's estimates of current market consensus for forward prices in the current period. This is particularly true for longer term contracts. Cash flows may vary based on market conditions, margin requirements and the timing of settlement of risk management contracts.

According to the accounting guidance for “Derivatives and Hedging,” the Registrant Subsidiaries reflect the fair values of derivative instruments subject to netting agreements with the same counterparty net of related cash collateral. For certain risk management contracts, the Registrant Subsidiaries are required to post or receive cash collateral based on third party contractual agreements and risk profiles. For the December 31, 2011 and 2010 balance sheets, the Registrant Subsidiaries netted cash collateral received from third parties against short-term and long-term risk management assets and cash collateral paid to third parties against short-term and long-term risk management liabilities as follows:

	December 31,
	2011		2010
	Cash Collateral	Cash Collateral	Cash Collateral	Cash Collateral
	Received	Paid	Received	Paid
	Netted Against	Netted Against	Netted Against	Netted Against
	Risk Management	Risk Management	Risk Management	Risk Management
Company	Assets	Liabilities	Assets	Liabilities
	(in thousands)
APCo	$4,291	$28,964	$1,809	$16,229
I&M	2,752	18,547	1,087	9,757
OPCo	5,810	39,183	2,314	20,908
PSO	53	130	-	44
SWEPCo	66	124	-	72

The following tables represent the gross fair value of the Registrant Subsidiaries' derivative activity on the balance sheets as of December 31, 2011 and 2010:

Fair Value of Derivative Instruments
December 31, 2011

APCo
	Risk
	Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in thousands)
Current Risk Management Assets	$232,784	$1,040	$-	$(194,179)	$39,645
Long-term Risk Management Assets	99,751	90	-	(60,615)	39,226
Total Assets	332,535	1,130	-	(254,794)	78,871

Current Risk Management Liabilities	235,354	2,767	-	(211,515)	26,606
Long-term Risk Management Liabilities	82,058	350	-	(69,485)	12,923
Total Liabilities	317,412	3,117	-	(281,000)	39,529

Total MTM Derivative Contract Net
Assets (Liabilities)	$15,123	$(1,987)	$-	$26,206	$39,342

Fair Value of Derivative Instruments
December 31, 2010

APCo
	Risk
	Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in thousands)
Current Risk Management Assets	$267,702	$1,956	$11,888	$(228,304)	$53,242
Long-term Risk Management Assets	79,560	714	-	(41,854)	38,420
Total Assets	347,262	2,670	11,888	(270,158)	91,662

Current Risk Management Liabilities	262,027	2,363	-	(236,397)	27,993
Long-term Risk Management Liabilities	61,724	701	-	(51,552)	10,873
Total Liabilities	323,751	3,064	-	(287,949)	38,866

Total MTM Derivative Contract Net
Assets (Liabilities)	$23,511	$(394)	$11,888	$17,791	$52,796

(a) Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b) Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include de-designated risk management contracts.

The tables below present the Registrant Subsidiaries' activity of derivative risk management contracts for the years ended December 31, 2011, 2010 and 2009:

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2011

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$2,843	$12,786	$27,292	$297	$547
Sales to AEP Affiliates	154	92	196	3	4
Fuel and Other Consumables Used for
Electric Generation	-	-	(2)	-	-
Regulatory Assets (a)	373	(1,470)	(17,928)	(1,421)	(1,709)
Regulatory Liabilities (a)	2,552	(5,178)	(105)	708	(118)
Total Gain (Loss) on Risk Management
Contracts	$5,922	$6,230	$9,453	$(413)	$(1,276)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2010

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$5,057	$21,834	$40,893	$3,156	$3,880
Sales to AEP Affiliates	(2,379)	(2,471)	5,043	(794)	(1,523)
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	(372)	(186)	(5,788)	46	(2,902)
Regulatory Liabilities (a)	27,790	8,217	3,451	878	351
Total Gain (Loss) on Risk Management
Contracts	$30,096	$27,394	$43,599	$3,286	$(194)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2009

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$16,213	$39,188	$59,313	$(94)	$44
Sales to AEP Affiliates	(8,978)	(5,450)	(6,770)	912	750
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	-	(5,837)	(22,065)	(331)	(73)
Regulatory Liabilities (a)	6,908	(2,394)	(7,805)	(1,280)	190
Total Gain (Loss) on Risk Management
Contracts	$14,143	$25,507	$22,673	$(793)	$911

(a)       Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Certain qualifying derivative instruments have been designated as normal purchase or normal sale contracts, as provided in the accounting guidance for “Derivatives and Hedging.” Derivative contracts that have been designated as normal purchases or normal sales under that accounting guidance are not subject to MTM accounting treatment and are recognized on the statements of income on an accrual basis.

The accounting for the changes in the fair value of a derivative instrument depends on whether it qualifies for and has been designated as part of a hedging relationship and further, on the type of hedging relationship. Depending on the exposure, management designates a hedging instrument as a fair value hedge or a cash flow hedge.

For contracts that have not been designated as part of a hedging relationship, the accounting for changes in fair value depends on whether the derivative instrument is held for trading purposes. Unrealized and realized gains and losses on derivative instruments held for trading purposes are included in revenues on a net basis on the statements of income. Unrealized and realized gains and losses on derivative instruments not held for trading purposes are included in revenues or expenses on the statements of income depending on the relevant facts and circumstances. However, unrealized and some realized gains and losses in regulated jurisdictions (APCo, I&M, PSO, the non-Texas portion of SWEPCo generation and, beginning in the second quarter of 2009, the Texas portion of SWEPCo generation) for both trading and non-trading derivative instruments are recorded as regulatory assets (for losses) or regulatory liabilities (for gains) in accordance with the accounting guidance for “Regulated Operations.” SWEPCo re-applied the accounting guidance for “Regulated Operations” for the generation portion of SWEPCo's Texas retail jurisdiction effective the second quarter of 2009.

Accounting for Fair Value Hedging Strategies

For fair value hedges (i.e. hedging the exposure to changes in the fair value of an asset, liability or an identified portion thereof attributable to a particular risk), the gain or loss on the derivative instrument as well as the offsetting gain or loss on the hedged item associated with the hedged risk impacts Net Income during the period of change.

The Registrant Subsidiaries record realized and unrealized gains or losses on interest rate swaps that qualify for fair value hedge accounting treatment and any offsetting changes in the fair value of the debt being hedged in Interest Expense on the statements of income. During 2011, 2010 and 2009, the Registrant Subsidiaries did not employ any fair value hedging strategies.

Accounting for Cash Flow Hedging Strategies

For cash flow hedges (i.e. hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the Registrant Subsidiaries initially report the effective portion of the gain or loss on the derivative instrument as a component of Accumulated Other Comprehensive Income (Loss) on the balance sheets until the period the hedged item affects Net Income. The Registrant Subsidiaries recognize any hedge ineffectiveness in Net Income immediately during the period of change, except in regulated jurisdictions where hedge ineffectiveness is recorded as a regulatory asset (for losses) or a regulatory liability (for gains).

Realized gains and losses on derivative contracts for the purchase and sale of power, coal, natural gas and heating oil and gasoline designated as cash flow hedges are included in Revenues, Fuel and Other Consumables Used for Electric Generation or Purchased Electricity for Resale on the statements of income or in Regulatory Assets or Regulatory Liabilities on the balance sheets, depending on the specific nature of the risk being hedged. During 2011, 2010 and 2009, APCo, I&M and OPCo designated commodity derivatives as cash flow hedges.

The Registrant Subsidiaries reclassify gains and losses on financial fuel derivative contracts designated as cash flow hedges from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Other Operation expense, Maintenance expense or Depreciation and Amortization expense, as it relates to capital projects, on the statements of income. During 2011, 2010 and 2009, the Registrant Subsidiaries designated heating oil and gasoline derivatives as cash flow hedges.

The Registrant Subsidiaries reclassify gains and losses on interest rate derivative hedges related to debt financings from Accumulated Other Comprehensive Income (Loss) into Interest Expense in those periods in which hedged interest payments occur. During 2011, APCo, I&M and SWEPCo designated interest rate derivatives as cash flow hedges. During 2010, APCo and PSO designated interest rate derivatives as cash flow hedges. During 2009, OPCo designated interest rate derivatives as cash flow hedges.

The accumulated gains or losses related to foreign currency hedges are reclassified from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Depreciation and Amortization expense on the statements of income over the depreciable lives of the fixed assets that were designated as the hedged items in qualifying foreign currency hedging relationships. During 2011, 2010 and 2009, SWEPCo designated foreign currency derivatives as cash flow hedges.

During 2009, OPCo recognized a $6 million gain in Interest Expense related to hedge ineffectiveness on interest rate derivatives designated in cash flow hedge strategies. During 2011, 2010 and 2009, hedge ineffectiveness was immaterial or nonexistent for all of the other cash flow hedge strategies disclosed above.

The following tables provide details on designated, effective cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets and the reasons for changes in cash flow hedges for the years ended December 31, 2011, 2010 and 2009. All amounts in the following tables are presented net of related income taxes.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82
Changes in Fair Value Recognized in AOCI	(2,077)	(1,294)	(2,748)	108	102
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)
Changes in Fair Value Recognized in AOCI	(373)	(6,913)	-	(475)	(12,438)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Other Operation Expense	-	-	-	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)
Changes in Fair Value Recognized in AOCI	(2,450)	(8,207)	(2,748)	(367)	(12,336)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2010

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(743)	$(382)	$(742)	$(78)	$112
Changes in Fair Value Recognized in AOCI	(1,450)	(901)	(1,958)	77	69
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(44)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(6,450)	$(9,514)	$12,172	$(521)	$(5,047)
Changes in Fair Value Recognized in AOCI	5,042	-	-	8,813	(74)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Other Operation Expense	-	-	-	-	21
Interest Expense	1,625	1,007	(1,363)	114	828
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(7,193)	$(9,896)	$11,430	$(599)	$(4,935)
Changes in Fair Value Recognized in AOCI	3,592	(901)	(1,958)	8,890	(5)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(23)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,625	1,007	(1,363)	114	828
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2009

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$2,726	$1,482	$3,429	$-	$-
Changes in Fair Value Recognized in AOCI	(669)	(435)	(984)	5	190
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(1,646)	(3,189)	(8,991)	-	-
Fuel and Other Consumables Used for
Electric Generation	(95)	(50)	(108)	(49)	(54)
Purchased Electricity for Resale	1,093	2,142	5,982	-	-
Other Operation Expense	-	-	-	-	-
Maintenance Expense	-	-	-	-	-
Property, Plant and Equipment	(58)	(29)	(70)	(34)	(24)
Regulatory Assets (a)	4,003	481	-	-	-
Regulatory Liabilities (a)	(6,097)	(784)	-	-	-
Balance in AOCI as of December 31, 2009	$(743)	$(382)	$(742)	$(78)	$112

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$(8,118)	$(10,521)	$1,752	$(704)	$(5,924)
Changes in Fair Value Recognized in AOCI	(1)	-	10,915	-	49
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	(4)	4	-	-
Other Operation Expense	-	-	-	-	-
Interest Expense	1,669	1,011	(499)	183	828
Balance in AOCI as of December 31, 2009	$(6,450)	$(9,514)	$12,172	$(521)	$(5,047)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$(5,392)	$(9,039)	$5,181	$(704)	$(5,924)
Changes in Fair Value Recognized in AOCI	(670)	(435)	9,931	5	239
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(1,646)	(3,189)	(8,991)	-	-
Fuel and Other Consumables Used for
Electric Generation	(95)	(50)	(108)	(49)	(54)
Purchased Electricity for Resale	1,093	2,142	5,982	-	-
Other Operation Expense	-	-	-	-	-
Maintenance Expense	-	-	-	-	-
Depreciation and Amortization
Expense	-	(4)	4	-	-
Interest Expense	1,669	1,011	(499)	183	828
Property, Plant and Equipment	(58)	(29)	(70)	(34)	(24)
Regulatory Assets (a)	4,003	481	-	-	-
Regulatory Liabilities (a)	(6,097)	(784)	-	-	-
Balance in AOCI as of December 31, 2009	$(7,193)	$(9,896)	$11,430	$(599)	$(4,935)

(a)       Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets at December 31, 2011 and 2010 were:

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2011

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$431	$-	$2,418	$-	$(1,309)	$1,024
I&M	277	-	1,523	10,637	(819)	(14,465)
OPCo	584	-	3,239	-	(1,748)	9,454
PSO	-	-	107	-	(69)	7,218
SWEPCo	-	3	97	19,143	(62)	(15,462)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
			Maximum Term for
		Interest Rate	Exposure to
		and Foreign	Variability of Future
Company	Commodity	Currency	Cash Flows
	(in thousands)		(in months)
APCo	$(1,140)	$(1,052)	29
I&M	(712)	(595)	29
OPCo	(1,518)	1,359	29
PSO	(70)	759	12
SWEPCo	(63)	(1,864)	12

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2010

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$333	$11,888	$727	$-	$(273)	$217
I&M	175	-	437	-	(178)	(8,507)
OPCo	403	-	930	-	(364)	10,813
PSO	134	13,558	-	-	88	8,406
SWEPCo	123	5	-	-	82	(4,272)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
		Interest Rate
		and Foreign
Company	Commodity	Currency
	(in thousands)
APCo	$(280)	$(1,173)
I&M	(184)	(955)
OPCo	(373)	1,359
PSO	88	735
SWEPCo	82	(829)

(a)       Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

The actual amounts reclassified from Accumulated Other Comprehensive Income (Loss) to Net Income can differ from the estimate above due to market price changes.

Credit Risk

AEPSC, on behalf of the Registrant Subsidiaries, limits credit risk in their wholesale marketing and trading activities by assessing the creditworthiness of potential counterparties before entering into transactions with them and continuing to evaluate their creditworthiness on an ongoing basis. AEPSC, on behalf of the Registrant Subsidiaries, uses Moody's, Standard and Poor's and current market-based qualitative and quantitative data as well as financial statements to assess the financial health of counterparties on an ongoing basis.

AEPSC, on behalf of the Registrant Subsidiaries, uses standardized master agreements which may include collateral requirements. These master agreements facilitate the netting of cash flows associated with a single counterparty. Cash, letters of credit and parental/affiliate guarantees may be obtained as security from counterparties in order to mitigate credit risk. The collateral agreements require a counterparty to post cash or letters of credit in the event an exposure exceeds the established threshold. The threshold represents an unsecured credit limit which may be supported by a parental/affiliate guaranty, as determined in accordance with AEP's credit policy. In addition, collateral agreements allow for termination and liquidation of all positions in the event of a failure or inability to post collateral.

Collateral Triggering Events

Under the tariffs of the RTOs and Independent System Operators (ISOs) and a limited number of derivative and non-derivative contracts primarily related to competitive retail auction loads, the Registrant Subsidiaries are obligated to post an additional amount of collateral if certain credit ratings decline below investment grade. The amount of collateral required fluctuates based on market prices and total exposure. On an ongoing basis, AEP's risk management organization assesses the appropriateness of these collateral triggering items in contracts. The Registrant Subsidiaries have not experienced a downgrade below investment grade. The following tables represent: (a) the Registrant Subsidiaries' aggregate fair values of such derivative contracts, (b) the amount of collateral the Registrant Subsidiaries would have been required to post for all derivative and non-derivative contracts if credit ratings of the Registrant Subsidiaries had declined below investment grade and (c) how much was attributable to RTO and ISO activities as of December 31, 2011 and 2010:

	December 31, 2011
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$10,007	$6,211	$6,211
I&M	6,418	3,983	3,983
OPCo	13,550	8,410	8,410
PSO	-	856	414
SWEPCo	-	1,128	522

	December 31, 2010
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$6,594	$12,607	$12,574
I&M	3,965	7,581	7,561
OPCo	8,441	16,138	16,095
PSO	16	1,785	1,385
SWEPCo	19	2,139	1,659

As of December 31, 2011 and 2010, the Registrant Subsidiaries were not required to post any collateral.

In addition, a majority of the Registrant Subsidiaries' non-exchange traded commodity contracts contain cross-default provisions that, if triggered, would permit the counterparty to declare a default and require settlement of the outstanding payable. These cross-default provisions could be triggered if there was a non-performance event by Parent or the obligor under outstanding debt or a third party obligation in excess of $50 million. On an ongoing basis, AEP's risk management organization assesses the appropriateness of these cross-default provisions in the contracts. Management does not anticipate a non-performance event under these provisions. The following tables represent: (a) the fair value of these derivative liabilities subject to cross-default provisions prior to consideration of contractual netting arrangements, (b) the amount this exposure has been reduced by cash collateral posted by the Registrant Subsidiaries and (c) if a cross-default provision would have been triggered, the settlement amount that would be required after considering the Registrant Subsidiaries' contractual netting arrangements as of December 31, 2011 and 2010:

	December 31, 2011
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$76,868	$8,107	$27,603
I&M	59,936	5,200	28,339
OPCo	104,091	10,978	37,380
PSO	142	-	61
SWEPCo	19,322	-	19,220

	December 31, 2010
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$76,810	$6,637	$23,748
I&M	46,188	3,991	14,280
OPCo	98,343	8,496	30,420
PSO	60	-	28
SWEPCo	75	-	37

Indiana Michigan Power Co [Member]
Derivatives and Hedging [Abstract]
Derivatives and Hedging

9. DERIVATIVES AND HEDGING

OBJECTIVES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS

The Registrant Subsidiaries are exposed to certain market risks as major power producers and marketers of wholesale electricity, coal and emission allowances. These risks include commodity price risk, interest rate risk, credit risk and, to a lesser extent, foreign currency exchange risk. These risks represent the risk of loss that may impact the Registrant Subsidiaries due to changes in the underlying market prices or rates. AEPSC, on behalf of the Registrant Subsidiaries, manages these risks using derivative instruments.

STRATEGIES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS TO ACHIEVE OBJECTIVES

Trading Strategies

The strategy surrounding the use of derivative instruments for trading purposes focuses on seizing market opportunities to create value driven by expected changes in the market prices of the commodities in which AEPSC transacts on behalf of the Registrant Subsidiaries.

Risk Management Strategies

The strategy surrounding the use of derivative instruments focuses on managing risk exposures, future cash flows and creating value utilizing both economic and formal hedging strategies. To accomplish these objectives, AEPSC, on behalf of the Registrant Subsidiaries, primarily employs risk management contracts including physical forward purchase and sale contracts, financial forward purchase and sale contracts and financial swap instruments. Not all risk management contracts meet the definition of a derivative under the accounting guidance for “Derivatives and Hedging.” Derivative risk management contracts elected normal under the normal purchases and normal sales scope exception are not subject to the requirements of this accounting guidance.

AEPSC, on behalf of the Registrant Subsidiaries, enters into power, coal, natural gas, interest rate and, to a lesser degree, heating oil and gasoline, emission allowance and other commodity contracts to manage the risk associated with the energy business. AEPSC, on behalf of the Registrant Subsidiaries, enters into interest rate derivative contracts in order to manage the interest rate exposure associated with the Registrant Subsidiaries' commodity portfolio. For disclosure purposes, such risks are grouped as “Commodity,” as these risks are related to energy risk management activities. AEPSC, on behalf of the Registrant Subsidiaries, also engages in risk management of interest rate risk associated with debt financing and foreign currency risk associated with future purchase obligations denominated in foreign currencies. For disclosure purposes, these risks are grouped as “Interest Rate and Foreign Currency.” The amount of risk taken is determined by the Commercial Operations and Finance groups in accordance with established risk management policies as approved by the Finance Committee of AEP's Board of Directors.

The following tables represent the gross notional volume of the Registrant Subsidiaries' outstanding derivative contracts as of December 31, 2011 and 2010:

Notional Volume of Derivative Instruments
December 31, 2011

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWHs	169,459	109,326	229,468	39	49
Coal	Tons	3,714	1,920	8,337	3,574	2,974
Natural Gas	MMBtus	7,923	5,081	10,728	115	145
Heating Oil and
Gasoline	Gallons	1,057	525	1,254	618	569
Interest Rate	USD	$31,029	$19,890	$42,093	$175	$203

Interest Rate and
Foreign Currency	USD	$-	$200,000	$-	$-	$200,069

Notional Volume of Derivative Instruments
December 31, 2010

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWHs	194,217	117,862	248,616	21	34
Coal	Tons	11,195	6,571	28,583	4,936	8,777
Natural Gas	MMBtus	2,166	1,302	2,772	15	19
Heating Oil and
Gasoline	Gallons	1,054	521	1,243	616	564
Interest Rate	USD	$9,541	$5,732	$12,656	$609	$793

Interest Rate and
Foreign Currency	USD	$200,000	$-	$-	$200,000	$189

Fair Value Hedging Strategies

AEPSC, on behalf of the Registrant Subsidiaries, enters into interest rate derivative transactions as part of an overall strategy to manage the mix of fixed-rate and floating-rate debt. Certain interest rate derivative transactions effectively modify an exposure to interest rate risk by converting a portion of fixed-rate debt to a floating rate. Provided specific criteria are met, these interest rate derivatives are designated as fair value hedges.

Cash Flow Hedging Strategies

AEPSC, on behalf of the Registrant Subsidiaries, enters into and designates as cash flow hedges certain derivative transactions for the purchase and sale of power, coal, natural gas and heating oil and gasoline (“Commodity”) in order to manage the variable price risk related to the forecasted purchase and sale of these commodities. Management monitors the potential impacts of commodity price changes and, where appropriate, enters into derivative transactions to protect profit margins for a portion of future electricity sales and fuel or energy purchases. The Registrant Subsidiaries do not hedge all commodity price risk.

The Registrant Subsidiaries' vehicle fleet is exposed to gasoline and diesel fuel price volatility. AEPSC, on behalf of the Registrant Subsidiaries, enters into financial heating oil and gasoline derivative contracts in order to mitigate price risk of future fuel purchases. For disclosure purposes, these contracts are included with other hedging activities as “Commodity.” The Registrant Subsidiaries do not hedge all fuel price risk.

AEPSC, on behalf of the Registrant Subsidiaries, enters into a variety of interest rate derivative transactions in order to manage interest rate risk exposure. Some interest rate derivative transactions effectively modify exposure to interest rate risk by converting a portion of floating-rate debt to a fixed rate. AEPSC, on behalf of the Registrant Subsidiaries, also enters into interest rate derivative contracts to manage interest rate exposure related to future borrowings of fixed-rate debt. The forecasted fixed-rate debt offerings have a high probability of occurrence as the proceeds will be used to fund existing debt maturities and projected capital expenditures. The Registrant Subsidiaries do not hedge all interest rate exposure.

At times, the Registrant Subsidiaries are exposed to foreign currency exchange rate risks primarily when some fixed assets are purchased from foreign suppliers. In accordance with AEP's risk management policy, AEPSC, on behalf of the Registrant Subsidiaries, may enter into foreign currency derivative transactions to protect against the risk of increased cash outflows resulting from a foreign currency's appreciation against the dollar. The Registrant Subsidiaries do not hedge all foreign currency exposure.

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND THE IMPACT ON THE FINANCIAL STATEMENTS

The accounting guidance for “Derivatives and Hedging” requires recognition of all qualifying derivative instruments as either assets or liabilities on the balance sheet at fair value. The fair values of derivative instruments accounted for using MTM accounting or hedge accounting are based on exchange prices and broker quotes. If a quoted market price is not available, the estimate of fair value is based on the best information available including valuation models that estimate future energy prices based on existing market and broker quotes, supply and demand market data and assumptions. In order to determine the relevant fair values of the derivative instruments, the Registrant Subsidiaries also apply valuation adjustments for discounting, liquidity and credit quality.

Credit risk is the risk that a counterparty will fail to perform on the contract or fail to pay amounts due. Liquidity risk represents the risk that imperfections in the market will cause the price to vary from estimated fair value based upon prevailing market supply and demand conditions. Since energy markets are imperfect and volatile, there are inherent risks related to the underlying assumptions in models used to fair value risk management contracts. Unforeseen events may cause reasonable price curves to differ from actual price curves throughout a contract's term and at the time a contract settles. Consequently, there could be significant adverse or favorable effects on future net income and cash flows if market prices are not consistent with management's estimates of current market consensus for forward prices in the current period. This is particularly true for longer term contracts. Cash flows may vary based on market conditions, margin requirements and the timing of settlement of risk management contracts.

According to the accounting guidance for “Derivatives and Hedging,” the Registrant Subsidiaries reflect the fair values of derivative instruments subject to netting agreements with the same counterparty net of related cash collateral. For certain risk management contracts, the Registrant Subsidiaries are required to post or receive cash collateral based on third party contractual agreements and risk profiles. For the December 31, 2011 and 2010 balance sheets, the Registrant Subsidiaries netted cash collateral received from third parties against short-term and long-term risk management assets and cash collateral paid to third parties against short-term and long-term risk management liabilities as follows:

	December 31,
	2011		2010
	Cash Collateral	Cash Collateral	Cash Collateral	Cash Collateral
	Received	Paid	Received	Paid
	Netted Against	Netted Against	Netted Against	Netted Against
	Risk Management	Risk Management	Risk Management	Risk Management
Company	Assets	Liabilities	Assets	Liabilities
	(in thousands)
APCo	$4,291	$28,964	$1,809	$16,229
I&M	2,752	18,547	1,087	9,757
OPCo	5,810	39,183	2,314	20,908
PSO	53	130	-	44
SWEPCo	66	124	-	72

The following tables represent the gross fair value of the Registrant Subsidiaries' derivative activity on the balance sheets as of December 31, 2011 and 2010:

Fair Value of Derivative Instruments
December 31, 2011

I&M
	Risk
	Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in thousands)
Current Risk Management Assets	$154,628	$667	$-	$(123,143)	$32,152
Long-term Risk Management Assets	68,047	58	-	(38,743)	29,362
Total Assets	222,675	725	-	(161,886)	61,514

Current Risk Management Liabilities	149,466	1,747	-	(134,233)	16,980
Long-term Risk Management Liabilities	52,441	224	10,637	(44,431)	18,871
Total Liabilities	201,907	1,971	10,637	(178,664)	35,851

Total MTM Derivative Contract Net
Assets (Liabilities)	$20,768	$(1,246)	$(10,637)	$16,778	$25,663

Fair Value of Derivative Instruments
December 31, 2010

I&M
	Risk
	Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in thousands)
Current Risk Management Assets	$162,896	$1,151	$-	$(136,521)	$27,526
Long-term Risk Management Assets	56,154	429	-	(25,098)	31,485
Total Assets	219,050	1,580	-	(161,619)	59,011

Current Risk Management Liabilities	156,750	1,421	-	(141,386)	16,785
Long-term Risk Management Liabilities	37,039	421	-	(30,930)	6,530
Total Liabilities	193,789	1,842	-	(172,316)	23,315

Total MTM Derivative Contract Net
Assets (Liabilities)	$25,261	$(262)	$-	$10,697	$35,696

(a) Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b) Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include de-designated risk management contracts.

The tables below present the Registrant Subsidiaries' activity of derivative risk management contracts for the years ended December 31, 2011, 2010 and 2009:

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2011

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$2,843	$12,786	$27,292	$297	$547
Sales to AEP Affiliates	154	92	196	3	4
Fuel and Other Consumables Used for
Electric Generation	-	-	(2)	-	-
Regulatory Assets (a)	373	(1,470)	(17,928)	(1,421)	(1,709)
Regulatory Liabilities (a)	2,552	(5,178)	(105)	708	(118)
Total Gain (Loss) on Risk Management
Contracts	$5,922	$6,230	$9,453	$(413)	$(1,276)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2010

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$5,057	$21,834	$40,893	$3,156	$3,880
Sales to AEP Affiliates	(2,379)	(2,471)	5,043	(794)	(1,523)
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	(372)	(186)	(5,788)	46	(2,902)
Regulatory Liabilities (a)	27,790	8,217	3,451	878	351
Total Gain (Loss) on Risk Management
Contracts	$30,096	$27,394	$43,599	$3,286	$(194)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2009

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$16,213	$39,188	$59,313	$(94)	$44
Sales to AEP Affiliates	(8,978)	(5,450)	(6,770)	912	750
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	-	(5,837)	(22,065)	(331)	(73)
Regulatory Liabilities (a)	6,908	(2,394)	(7,805)	(1,280)	190
Total Gain (Loss) on Risk Management
Contracts	$14,143	$25,507	$22,673	$(793)	$911

(a)       Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Certain qualifying derivative instruments have been designated as normal purchase or normal sale contracts, as provided in the accounting guidance for “Derivatives and Hedging.” Derivative contracts that have been designated as normal purchases or normal sales under that accounting guidance are not subject to MTM accounting treatment and are recognized on the statements of income on an accrual basis.

The accounting for the changes in the fair value of a derivative instrument depends on whether it qualifies for and has been designated as part of a hedging relationship and further, on the type of hedging relationship. Depending on the exposure, management designates a hedging instrument as a fair value hedge or a cash flow hedge.

For contracts that have not been designated as part of a hedging relationship, the accounting for changes in fair value depends on whether the derivative instrument is held for trading purposes. Unrealized and realized gains and losses on derivative instruments held for trading purposes are included in revenues on a net basis on the statements of income. Unrealized and realized gains and losses on derivative instruments not held for trading purposes are included in revenues or expenses on the statements of income depending on the relevant facts and circumstances. However, unrealized and some realized gains and losses in regulated jurisdictions (APCo, I&M, PSO, the non-Texas portion of SWEPCo generation and, beginning in the second quarter of 2009, the Texas portion of SWEPCo generation) for both trading and non-trading derivative instruments are recorded as regulatory assets (for losses) or regulatory liabilities (for gains) in accordance with the accounting guidance for “Regulated Operations.” SWEPCo re-applied the accounting guidance for “Regulated Operations” for the generation portion of SWEPCo's Texas retail jurisdiction effective the second quarter of 2009.

Accounting for Fair Value Hedging Strategies

For fair value hedges (i.e. hedging the exposure to changes in the fair value of an asset, liability or an identified portion thereof attributable to a particular risk), the gain or loss on the derivative instrument as well as the offsetting gain or loss on the hedged item associated with the hedged risk impacts Net Income during the period of change.

The Registrant Subsidiaries record realized and unrealized gains or losses on interest rate swaps that qualify for fair value hedge accounting treatment and any offsetting changes in the fair value of the debt being hedged in Interest Expense on the statements of income. During 2011, 2010 and 2009, the Registrant Subsidiaries did not employ any fair value hedging strategies.

Accounting for Cash Flow Hedging Strategies

For cash flow hedges (i.e. hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the Registrant Subsidiaries initially report the effective portion of the gain or loss on the derivative instrument as a component of Accumulated Other Comprehensive Income (Loss) on the balance sheets until the period the hedged item affects Net Income. The Registrant Subsidiaries recognize any hedge ineffectiveness in Net Income immediately during the period of change, except in regulated jurisdictions where hedge ineffectiveness is recorded as a regulatory asset (for losses) or a regulatory liability (for gains).

Realized gains and losses on derivative contracts for the purchase and sale of power, coal, natural gas and heating oil and gasoline designated as cash flow hedges are included in Revenues, Fuel and Other Consumables Used for Electric Generation or Purchased Electricity for Resale on the statements of income or in Regulatory Assets or Regulatory Liabilities on the balance sheets, depending on the specific nature of the risk being hedged. During 2011, 2010 and 2009, APCo, I&M and OPCo designated commodity derivatives as cash flow hedges.

The Registrant Subsidiaries reclassify gains and losses on financial fuel derivative contracts designated as cash flow hedges from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Other Operation expense, Maintenance expense or Depreciation and Amortization expense, as it relates to capital projects, on the statements of income. During 2011, 2010 and 2009, the Registrant Subsidiaries designated heating oil and gasoline derivatives as cash flow hedges.

The Registrant Subsidiaries reclassify gains and losses on interest rate derivative hedges related to debt financings from Accumulated Other Comprehensive Income (Loss) into Interest Expense in those periods in which hedged interest payments occur. During 2011, APCo, I&M and SWEPCo designated interest rate derivatives as cash flow hedges. During 2010, APCo and PSO designated interest rate derivatives as cash flow hedges. During 2009, OPCo designated interest rate derivatives as cash flow hedges.

The accumulated gains or losses related to foreign currency hedges are reclassified from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Depreciation and Amortization expense on the statements of income over the depreciable lives of the fixed assets that were designated as the hedged items in qualifying foreign currency hedging relationships. During 2011, 2010 and 2009, SWEPCo designated foreign currency derivatives as cash flow hedges.

During 2009, OPCo recognized a $6 million gain in Interest Expense related to hedge ineffectiveness on interest rate derivatives designated in cash flow hedge strategies. During 2011, 2010 and 2009, hedge ineffectiveness was immaterial or nonexistent for all of the other cash flow hedge strategies disclosed above.

The following tables provide details on designated, effective cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets and the reasons for changes in cash flow hedges for the years ended December 31, 2011, 2010 and 2009. All amounts in the following tables are presented net of related income taxes.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82
Changes in Fair Value Recognized in AOCI	(2,077)	(1,294)	(2,748)	108	102
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)
Changes in Fair Value Recognized in AOCI	(373)	(6,913)	-	(475)	(12,438)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Other Operation Expense	-	-	-	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)
Changes in Fair Value Recognized in AOCI	(2,450)	(8,207)	(2,748)	(367)	(12,336)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2010

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(743)	$(382)	$(742)	$(78)	$112
Changes in Fair Value Recognized in AOCI	(1,450)	(901)	(1,958)	77	69
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(44)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(6,450)	$(9,514)	$12,172	$(521)	$(5,047)
Changes in Fair Value Recognized in AOCI	5,042	-	-	8,813	(74)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Other Operation Expense	-	-	-	-	21
Interest Expense	1,625	1,007	(1,363)	114	828
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(7,193)	$(9,896)	$11,430	$(599)	$(4,935)
Changes in Fair Value Recognized in AOCI	3,592	(901)	(1,958)	8,890	(5)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(23)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,625	1,007	(1,363)	114	828
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2009

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$2,726	$1,482	$3,429	$-	$-
Changes in Fair Value Recognized in AOCI	(669)	(435)	(984)	5	190
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(1,646)	(3,189)	(8,991)	-	-
Fuel and Other Consumables Used for
Electric Generation	(95)	(50)	(108)	(49)	(54)
Purchased Electricity for Resale	1,093	2,142	5,982	-	-
Other Operation Expense	-	-	-	-	-
Maintenance Expense	-	-	-	-	-
Property, Plant and Equipment	(58)	(29)	(70)	(34)	(24)
Regulatory Assets (a)	4,003	481	-	-	-
Regulatory Liabilities (a)	(6,097)	(784)	-	-	-
Balance in AOCI as of December 31, 2009	$(743)	$(382)	$(742)	$(78)	$112

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$(8,118)	$(10,521)	$1,752	$(704)	$(5,924)
Changes in Fair Value Recognized in AOCI	(1)	-	10,915	-	49
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	(4)	4	-	-
Other Operation Expense	-	-	-	-	-
Interest Expense	1,669	1,011	(499)	183	828
Balance in AOCI as of December 31, 2009	$(6,450)	$(9,514)	$12,172	$(521)	$(5,047)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$(5,392)	$(9,039)	$5,181	$(704)	$(5,924)
Changes in Fair Value Recognized in AOCI	(670)	(435)	9,931	5	239
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(1,646)	(3,189)	(8,991)	-	-
Fuel and Other Consumables Used for
Electric Generation	(95)	(50)	(108)	(49)	(54)
Purchased Electricity for Resale	1,093	2,142	5,982	-	-
Other Operation Expense	-	-	-	-	-
Maintenance Expense	-	-	-	-	-
Depreciation and Amortization
Expense	-	(4)	4	-	-
Interest Expense	1,669	1,011	(499)	183	828
Property, Plant and Equipment	(58)	(29)	(70)	(34)	(24)
Regulatory Assets (a)	4,003	481	-	-	-
Regulatory Liabilities (a)	(6,097)	(784)	-	-	-
Balance in AOCI as of December 31, 2009	$(7,193)	$(9,896)	$11,430	$(599)	$(4,935)

(a)       Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets at December 31, 2011 and 2010 were:

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2011

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$431	$-	$2,418	$-	$(1,309)	$1,024
I&M	277	-	1,523	10,637	(819)	(14,465)
OPCo	584	-	3,239	-	(1,748)	9,454
PSO	-	-	107	-	(69)	7,218
SWEPCo	-	3	97	19,143	(62)	(15,462)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
			Maximum Term for
		Interest Rate	Exposure to
		and Foreign	Variability of Future
Company	Commodity	Currency	Cash Flows
	(in thousands)		(in months)
APCo	$(1,140)	$(1,052)	29
I&M	(712)	(595)	29
OPCo	(1,518)	1,359	29
PSO	(70)	759	12
SWEPCo	(63)	(1,864)	12

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2010

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$333	$11,888	$727	$-	$(273)	$217
I&M	175	-	437	-	(178)	(8,507)
OPCo	403	-	930	-	(364)	10,813
PSO	134	13,558	-	-	88	8,406
SWEPCo	123	5	-	-	82	(4,272)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
		Interest Rate
		and Foreign
Company	Commodity	Currency
	(in thousands)
APCo	$(280)	$(1,173)
I&M	(184)	(955)
OPCo	(373)	1,359
PSO	88	735
SWEPCo	82	(829)

(a)       Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

The actual amounts reclassified from Accumulated Other Comprehensive Income (Loss) to Net Income can differ from the estimate above due to market price changes.

Credit Risk

AEPSC, on behalf of the Registrant Subsidiaries, limits credit risk in their wholesale marketing and trading activities by assessing the creditworthiness of potential counterparties before entering into transactions with them and continuing to evaluate their creditworthiness on an ongoing basis. AEPSC, on behalf of the Registrant Subsidiaries, uses Moody's, Standard and Poor's and current market-based qualitative and quantitative data as well as financial statements to assess the financial health of counterparties on an ongoing basis.

AEPSC, on behalf of the Registrant Subsidiaries, uses standardized master agreements which may include collateral requirements. These master agreements facilitate the netting of cash flows associated with a single counterparty. Cash, letters of credit and parental/affiliate guarantees may be obtained as security from counterparties in order to mitigate credit risk. The collateral agreements require a counterparty to post cash or letters of credit in the event an exposure exceeds the established threshold. The threshold represents an unsecured credit limit which may be supported by a parental/affiliate guaranty, as determined in accordance with AEP's credit policy. In addition, collateral agreements allow for termination and liquidation of all positions in the event of a failure or inability to post collateral.

Collateral Triggering Events

Under the tariffs of the RTOs and Independent System Operators (ISOs) and a limited number of derivative and non-derivative contracts primarily related to competitive retail auction loads, the Registrant Subsidiaries are obligated to post an additional amount of collateral if certain credit ratings decline below investment grade. The amount of collateral required fluctuates based on market prices and total exposure. On an ongoing basis, AEP's risk management organization assesses the appropriateness of these collateral triggering items in contracts. The Registrant Subsidiaries have not experienced a downgrade below investment grade. The following tables represent: (a) the Registrant Subsidiaries' aggregate fair values of such derivative contracts, (b) the amount of collateral the Registrant Subsidiaries would have been required to post for all derivative and non-derivative contracts if credit ratings of the Registrant Subsidiaries had declined below investment grade and (c) how much was attributable to RTO and ISO activities as of December 31, 2011 and 2010:

	December 31, 2011
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$10,007	$6,211	$6,211
I&M	6,418	3,983	3,983
OPCo	13,550	8,410	8,410
PSO	-	856	414
SWEPCo	-	1,128	522

	December 31, 2010
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$6,594	$12,607	$12,574
I&M	3,965	7,581	7,561
OPCo	8,441	16,138	16,095
PSO	16	1,785	1,385
SWEPCo	19	2,139	1,659

As of December 31, 2011 and 2010, the Registrant Subsidiaries were not required to post any collateral.

In addition, a majority of the Registrant Subsidiaries' non-exchange traded commodity contracts contain cross-default provisions that, if triggered, would permit the counterparty to declare a default and require settlement of the outstanding payable. These cross-default provisions could be triggered if there was a non-performance event by Parent or the obligor under outstanding debt or a third party obligation in excess of $50 million. On an ongoing basis, AEP's risk management organization assesses the appropriateness of these cross-default provisions in the contracts. Management does not anticipate a non-performance event under these provisions. The following tables represent: (a) the fair value of these derivative liabilities subject to cross-default provisions prior to consideration of contractual netting arrangements, (b) the amount this exposure has been reduced by cash collateral posted by the Registrant Subsidiaries and (c) if a cross-default provision would have been triggered, the settlement amount that would be required after considering the Registrant Subsidiaries' contractual netting arrangements as of December 31, 2011 and 2010:

	December 31, 2011
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$76,868	$8,107	$27,603
I&M	59,936	5,200	28,339
OPCo	104,091	10,978	37,380
PSO	142	-	61
SWEPCo	19,322	-	19,220

	December 31, 2010
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$76,810	$6,637	$23,748
I&M	46,188	3,991	14,280
OPCo	98,343	8,496	30,420
PSO	60	-	28
SWEPCo	75	-	37

Ohio Power Co [Member]
Derivatives and Hedging [Abstract]
Derivatives and Hedging

9. DERIVATIVES AND HEDGING

OBJECTIVES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS

The Registrant Subsidiaries are exposed to certain market risks as major power producers and marketers of wholesale electricity, coal and emission allowances. These risks include commodity price risk, interest rate risk, credit risk and, to a lesser extent, foreign currency exchange risk. These risks represent the risk of loss that may impact the Registrant Subsidiaries due to changes in the underlying market prices or rates. AEPSC, on behalf of the Registrant Subsidiaries, manages these risks using derivative instruments.

STRATEGIES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS TO ACHIEVE OBJECTIVES

Trading Strategies

The strategy surrounding the use of derivative instruments for trading purposes focuses on seizing market opportunities to create value driven by expected changes in the market prices of the commodities in which AEPSC transacts on behalf of the Registrant Subsidiaries.

Risk Management Strategies

The strategy surrounding the use of derivative instruments focuses on managing risk exposures, future cash flows and creating value utilizing both economic and formal hedging strategies. To accomplish these objectives, AEPSC, on behalf of the Registrant Subsidiaries, primarily employs risk management contracts including physical forward purchase and sale contracts, financial forward purchase and sale contracts and financial swap instruments. Not all risk management contracts meet the definition of a derivative under the accounting guidance for “Derivatives and Hedging.” Derivative risk management contracts elected normal under the normal purchases and normal sales scope exception are not subject to the requirements of this accounting guidance.

AEPSC, on behalf of the Registrant Subsidiaries, enters into power, coal, natural gas, interest rate and, to a lesser degree, heating oil and gasoline, emission allowance and other commodity contracts to manage the risk associated with the energy business. AEPSC, on behalf of the Registrant Subsidiaries, enters into interest rate derivative contracts in order to manage the interest rate exposure associated with the Registrant Subsidiaries' commodity portfolio. For disclosure purposes, such risks are grouped as “Commodity,” as these risks are related to energy risk management activities. AEPSC, on behalf of the Registrant Subsidiaries, also engages in risk management of interest rate risk associated with debt financing and foreign currency risk associated with future purchase obligations denominated in foreign currencies. For disclosure purposes, these risks are grouped as “Interest Rate and Foreign Currency.” The amount of risk taken is determined by the Commercial Operations and Finance groups in accordance with established risk management policies as approved by the Finance Committee of AEP's Board of Directors.

The following tables represent the gross notional volume of the Registrant Subsidiaries' outstanding derivative contracts as of December 31, 2011 and 2010:

Notional Volume of Derivative Instruments
December 31, 2011

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWHs	169,459	109,326	229,468	39	49
Coal	Tons	3,714	1,920	8,337	3,574	2,974
Natural Gas	MMBtus	7,923	5,081	10,728	115	145
Heating Oil and
Gasoline	Gallons	1,057	525	1,254	618	569
Interest Rate	USD	$31,029	$19,890	$42,093	$175	$203

Interest Rate and
Foreign Currency	USD	$-	$200,000	$-	$-	$200,069

Notional Volume of Derivative Instruments
December 31, 2010

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWHs	194,217	117,862	248,616	21	34
Coal	Tons	11,195	6,571	28,583	4,936	8,777
Natural Gas	MMBtus	2,166	1,302	2,772	15	19
Heating Oil and
Gasoline	Gallons	1,054	521	1,243	616	564
Interest Rate	USD	$9,541	$5,732	$12,656	$609	$793

Interest Rate and
Foreign Currency	USD	$200,000	$-	$-	$200,000	$189

Fair Value Hedging Strategies

AEPSC, on behalf of the Registrant Subsidiaries, enters into interest rate derivative transactions as part of an overall strategy to manage the mix of fixed-rate and floating-rate debt. Certain interest rate derivative transactions effectively modify an exposure to interest rate risk by converting a portion of fixed-rate debt to a floating rate. Provided specific criteria are met, these interest rate derivatives are designated as fair value hedges.

Cash Flow Hedging Strategies

AEPSC, on behalf of the Registrant Subsidiaries, enters into and designates as cash flow hedges certain derivative transactions for the purchase and sale of power, coal, natural gas and heating oil and gasoline (“Commodity”) in order to manage the variable price risk related to the forecasted purchase and sale of these commodities. Management monitors the potential impacts of commodity price changes and, where appropriate, enters into derivative transactions to protect profit margins for a portion of future electricity sales and fuel or energy purchases. The Registrant Subsidiaries do not hedge all commodity price risk.

The Registrant Subsidiaries' vehicle fleet is exposed to gasoline and diesel fuel price volatility. AEPSC, on behalf of the Registrant Subsidiaries, enters into financial heating oil and gasoline derivative contracts in order to mitigate price risk of future fuel purchases. For disclosure purposes, these contracts are included with other hedging activities as “Commodity.” The Registrant Subsidiaries do not hedge all fuel price risk.

AEPSC, on behalf of the Registrant Subsidiaries, enters into a variety of interest rate derivative transactions in order to manage interest rate risk exposure. Some interest rate derivative transactions effectively modify exposure to interest rate risk by converting a portion of floating-rate debt to a fixed rate. AEPSC, on behalf of the Registrant Subsidiaries, also enters into interest rate derivative contracts to manage interest rate exposure related to future borrowings of fixed-rate debt. The forecasted fixed-rate debt offerings have a high probability of occurrence as the proceeds will be used to fund existing debt maturities and projected capital expenditures. The Registrant Subsidiaries do not hedge all interest rate exposure.

At times, the Registrant Subsidiaries are exposed to foreign currency exchange rate risks primarily when some fixed assets are purchased from foreign suppliers. In accordance with AEP's risk management policy, AEPSC, on behalf of the Registrant Subsidiaries, may enter into foreign currency derivative transactions to protect against the risk of increased cash outflows resulting from a foreign currency's appreciation against the dollar. The Registrant Subsidiaries do not hedge all foreign currency exposure.

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND THE IMPACT ON THE FINANCIAL STATEMENTS

The accounting guidance for “Derivatives and Hedging” requires recognition of all qualifying derivative instruments as either assets or liabilities on the balance sheet at fair value. The fair values of derivative instruments accounted for using MTM accounting or hedge accounting are based on exchange prices and broker quotes. If a quoted market price is not available, the estimate of fair value is based on the best information available including valuation models that estimate future energy prices based on existing market and broker quotes, supply and demand market data and assumptions. In order to determine the relevant fair values of the derivative instruments, the Registrant Subsidiaries also apply valuation adjustments for discounting, liquidity and credit quality.

Credit risk is the risk that a counterparty will fail to perform on the contract or fail to pay amounts due. Liquidity risk represents the risk that imperfections in the market will cause the price to vary from estimated fair value based upon prevailing market supply and demand conditions. Since energy markets are imperfect and volatile, there are inherent risks related to the underlying assumptions in models used to fair value risk management contracts. Unforeseen events may cause reasonable price curves to differ from actual price curves throughout a contract's term and at the time a contract settles. Consequently, there could be significant adverse or favorable effects on future net income and cash flows if market prices are not consistent with management's estimates of current market consensus for forward prices in the current period. This is particularly true for longer term contracts. Cash flows may vary based on market conditions, margin requirements and the timing of settlement of risk management contracts.

According to the accounting guidance for “Derivatives and Hedging,” the Registrant Subsidiaries reflect the fair values of derivative instruments subject to netting agreements with the same counterparty net of related cash collateral. For certain risk management contracts, the Registrant Subsidiaries are required to post or receive cash collateral based on third party contractual agreements and risk profiles. For the December 31, 2011 and 2010 balance sheets, the Registrant Subsidiaries netted cash collateral received from third parties against short-term and long-term risk management assets and cash collateral paid to third parties against short-term and long-term risk management liabilities as follows:

	December 31,
	2011		2010
	Cash Collateral	Cash Collateral	Cash Collateral	Cash Collateral
	Received	Paid	Received	Paid
	Netted Against	Netted Against	Netted Against	Netted Against
	Risk Management	Risk Management	Risk Management	Risk Management
Company	Assets	Liabilities	Assets	Liabilities
	(in thousands)
APCo	$4,291	$28,964	$1,809	$16,229
I&M	2,752	18,547	1,087	9,757
OPCo	5,810	39,183	2,314	20,908
PSO	53	130	-	44
SWEPCo	66	124	-	72

The following tables represent the gross fair value of the Registrant Subsidiaries' derivative activity on the balance sheets as of December 31, 2011 and 2010:

Fair Value of Derivative Instruments
December 31, 2011

OPCo
	Risk
	Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in thousands)
Current Risk Management Assets	$325,904	$1,409	$-	$(273,020)	$54,293
Long-term Risk Management Assets	136,519	122	-	(83,027)	53,614
Total Assets	462,423	1,531	-	(356,047)	107,907

Current Risk Management Liabilities	329,307	3,712	-	(296,458)	36,561
Long-term Risk Management Liabilities	112,454	474	-	(95,038)	17,890
Total Liabilities	441,761	4,186	-	(391,496)	54,451

Total MTM Derivative Contract Net
Assets (Liabilities)	$20,662	$(2,655)	$-	$35,449	$53,456

Fair Value of Derivative Instruments
December 31, 2010

OPCo
	Risk
	Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in thousands)
Current Risk Management Assets	$412,637	$2,480	$-	$(360,570)	$54,547
Long-term Risk Management Assets	108,946	915	-	(59,760)	50,101
Total Assets	521,583	3,395	-	(420,330)	104,648

Current Risk Management Liabilities	406,175	3,025	-	(371,067)	38,133
Long-term Risk Management Liabilities	85,901	897	-	(72,172)	14,626
Total Liabilities	492,076	3,922	-	(443,239)	52,759

Total MTM Derivative Contract Net
Assets (Liabilities)	$29,507	$(527)	$-	$22,909	$51,889

(a) Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b) Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include de-designated risk management contracts.

The tables below present the Registrant Subsidiaries' activity of derivative risk management contracts for the years ended December 31, 2011, 2010 and 2009:

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2011

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$2,843	$12,786	$27,292	$297	$547
Sales to AEP Affiliates	154	92	196	3	4
Fuel and Other Consumables Used for
Electric Generation	-	-	(2)	-	-
Regulatory Assets (a)	373	(1,470)	(17,928)	(1,421)	(1,709)
Regulatory Liabilities (a)	2,552	(5,178)	(105)	708	(118)
Total Gain (Loss) on Risk Management
Contracts	$5,922	$6,230	$9,453	$(413)	$(1,276)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2010

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$5,057	$21,834	$40,893	$3,156	$3,880
Sales to AEP Affiliates	(2,379)	(2,471)	5,043	(794)	(1,523)
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	(372)	(186)	(5,788)	46	(2,902)
Regulatory Liabilities (a)	27,790	8,217	3,451	878	351
Total Gain (Loss) on Risk Management
Contracts	$30,096	$27,394	$43,599	$3,286	$(194)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2009

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$16,213	$39,188	$59,313	$(94)	$44
Sales to AEP Affiliates	(8,978)	(5,450)	(6,770)	912	750
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	-	(5,837)	(22,065)	(331)	(73)
Regulatory Liabilities (a)	6,908	(2,394)	(7,805)	(1,280)	190
Total Gain (Loss) on Risk Management
Contracts	$14,143	$25,507	$22,673	$(793)	$911

(a)       Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Certain qualifying derivative instruments have been designated as normal purchase or normal sale contracts, as provided in the accounting guidance for “Derivatives and Hedging.” Derivative contracts that have been designated as normal purchases or normal sales under that accounting guidance are not subject to MTM accounting treatment and are recognized on the statements of income on an accrual basis.

The accounting for the changes in the fair value of a derivative instrument depends on whether it qualifies for and has been designated as part of a hedging relationship and further, on the type of hedging relationship. Depending on the exposure, management designates a hedging instrument as a fair value hedge or a cash flow hedge.

For contracts that have not been designated as part of a hedging relationship, the accounting for changes in fair value depends on whether the derivative instrument is held for trading purposes. Unrealized and realized gains and losses on derivative instruments held for trading purposes are included in revenues on a net basis on the statements of income. Unrealized and realized gains and losses on derivative instruments not held for trading purposes are included in revenues or expenses on the statements of income depending on the relevant facts and circumstances. However, unrealized and some realized gains and losses in regulated jurisdictions (APCo, I&M, PSO, the non-Texas portion of SWEPCo generation and, beginning in the second quarter of 2009, the Texas portion of SWEPCo generation) for both trading and non-trading derivative instruments are recorded as regulatory assets (for losses) or regulatory liabilities (for gains) in accordance with the accounting guidance for “Regulated Operations.” SWEPCo re-applied the accounting guidance for “Regulated Operations” for the generation portion of SWEPCo's Texas retail jurisdiction effective the second quarter of 2009.

Accounting for Fair Value Hedging Strategies

For fair value hedges (i.e. hedging the exposure to changes in the fair value of an asset, liability or an identified portion thereof attributable to a particular risk), the gain or loss on the derivative instrument as well as the offsetting gain or loss on the hedged item associated with the hedged risk impacts Net Income during the period of change.

The Registrant Subsidiaries record realized and unrealized gains or losses on interest rate swaps that qualify for fair value hedge accounting treatment and any offsetting changes in the fair value of the debt being hedged in Interest Expense on the statements of income. During 2011, 2010 and 2009, the Registrant Subsidiaries did not employ any fair value hedging strategies.

Accounting for Cash Flow Hedging Strategies

For cash flow hedges (i.e. hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the Registrant Subsidiaries initially report the effective portion of the gain or loss on the derivative instrument as a component of Accumulated Other Comprehensive Income (Loss) on the balance sheets until the period the hedged item affects Net Income. The Registrant Subsidiaries recognize any hedge ineffectiveness in Net Income immediately during the period of change, except in regulated jurisdictions where hedge ineffectiveness is recorded as a regulatory asset (for losses) or a regulatory liability (for gains).

Realized gains and losses on derivative contracts for the purchase and sale of power, coal, natural gas and heating oil and gasoline designated as cash flow hedges are included in Revenues, Fuel and Other Consumables Used for Electric Generation or Purchased Electricity for Resale on the statements of income or in Regulatory Assets or Regulatory Liabilities on the balance sheets, depending on the specific nature of the risk being hedged. During 2011, 2010 and 2009, APCo, I&M and OPCo designated commodity derivatives as cash flow hedges.

The Registrant Subsidiaries reclassify gains and losses on financial fuel derivative contracts designated as cash flow hedges from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Other Operation expense, Maintenance expense or Depreciation and Amortization expense, as it relates to capital projects, on the statements of income. During 2011, 2010 and 2009, the Registrant Subsidiaries designated heating oil and gasoline derivatives as cash flow hedges.

The Registrant Subsidiaries reclassify gains and losses on interest rate derivative hedges related to debt financings from Accumulated Other Comprehensive Income (Loss) into Interest Expense in those periods in which hedged interest payments occur. During 2011, APCo, I&M and SWEPCo designated interest rate derivatives as cash flow hedges. During 2010, APCo and PSO designated interest rate derivatives as cash flow hedges. During 2009, OPCo designated interest rate derivatives as cash flow hedges.

The accumulated gains or losses related to foreign currency hedges are reclassified from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Depreciation and Amortization expense on the statements of income over the depreciable lives of the fixed assets that were designated as the hedged items in qualifying foreign currency hedging relationships. During 2011, 2010 and 2009, SWEPCo designated foreign currency derivatives as cash flow hedges.

During 2009, OPCo recognized a $6 million gain in Interest Expense related to hedge ineffectiveness on interest rate derivatives designated in cash flow hedge strategies. During 2011, 2010 and 2009, hedge ineffectiveness was immaterial or nonexistent for all of the other cash flow hedge strategies disclosed above.

The following tables provide details on designated, effective cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets and the reasons for changes in cash flow hedges for the years ended December 31, 2011, 2010 and 2009. All amounts in the following tables are presented net of related income taxes.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82
Changes in Fair Value Recognized in AOCI	(2,077)	(1,294)	(2,748)	108	102
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)
Changes in Fair Value Recognized in AOCI	(373)	(6,913)	-	(475)	(12,438)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Other Operation Expense	-	-	-	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)
Changes in Fair Value Recognized in AOCI	(2,450)	(8,207)	(2,748)	(367)	(12,336)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2010

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(743)	$(382)	$(742)	$(78)	$112
Changes in Fair Value Recognized in AOCI	(1,450)	(901)	(1,958)	77	69
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(44)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(6,450)	$(9,514)	$12,172	$(521)	$(5,047)
Changes in Fair Value Recognized in AOCI	5,042	-	-	8,813	(74)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Other Operation Expense	-	-	-	-	21
Interest Expense	1,625	1,007	(1,363)	114	828
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(7,193)	$(9,896)	$11,430	$(599)	$(4,935)
Changes in Fair Value Recognized in AOCI	3,592	(901)	(1,958)	8,890	(5)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(23)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,625	1,007	(1,363)	114	828
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2009

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$2,726	$1,482	$3,429	$-	$-
Changes in Fair Value Recognized in AOCI	(669)	(435)	(984)	5	190
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(1,646)	(3,189)	(8,991)	-	-
Fuel and Other Consumables Used for
Electric Generation	(95)	(50)	(108)	(49)	(54)
Purchased Electricity for Resale	1,093	2,142	5,982	-	-
Other Operation Expense	-	-	-	-	-
Maintenance Expense	-	-	-	-	-
Property, Plant and Equipment	(58)	(29)	(70)	(34)	(24)
Regulatory Assets (a)	4,003	481	-	-	-
Regulatory Liabilities (a)	(6,097)	(784)	-	-	-
Balance in AOCI as of December 31, 2009	$(743)	$(382)	$(742)	$(78)	$112

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$(8,118)	$(10,521)	$1,752	$(704)	$(5,924)
Changes in Fair Value Recognized in AOCI	(1)	-	10,915	-	49
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	(4)	4	-	-
Other Operation Expense	-	-	-	-	-
Interest Expense	1,669	1,011	(499)	183	828
Balance in AOCI as of December 31, 2009	$(6,450)	$(9,514)	$12,172	$(521)	$(5,047)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$(5,392)	$(9,039)	$5,181	$(704)	$(5,924)
Changes in Fair Value Recognized in AOCI	(670)	(435)	9,931	5	239
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(1,646)	(3,189)	(8,991)	-	-
Fuel and Other Consumables Used for
Electric Generation	(95)	(50)	(108)	(49)	(54)
Purchased Electricity for Resale	1,093	2,142	5,982	-	-
Other Operation Expense	-	-	-	-	-
Maintenance Expense	-	-	-	-	-
Depreciation and Amortization
Expense	-	(4)	4	-	-
Interest Expense	1,669	1,011	(499)	183	828
Property, Plant and Equipment	(58)	(29)	(70)	(34)	(24)
Regulatory Assets (a)	4,003	481	-	-	-
Regulatory Liabilities (a)	(6,097)	(784)	-	-	-
Balance in AOCI as of December 31, 2009	$(7,193)	$(9,896)	$11,430	$(599)	$(4,935)

(a)       Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets at December 31, 2011 and 2010 were:

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2011

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$431	$-	$2,418	$-	$(1,309)	$1,024
I&M	277	-	1,523	10,637	(819)	(14,465)
OPCo	584	-	3,239	-	(1,748)	9,454
PSO	-	-	107	-	(69)	7,218
SWEPCo	-	3	97	19,143	(62)	(15,462)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
			Maximum Term for
		Interest Rate	Exposure to
		and Foreign	Variability of Future
Company	Commodity	Currency	Cash Flows
	(in thousands)		(in months)
APCo	$(1,140)	$(1,052)	29
I&M	(712)	(595)	29
OPCo	(1,518)	1,359	29
PSO	(70)	759	12
SWEPCo	(63)	(1,864)	12

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2010

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$333	$11,888	$727	$-	$(273)	$217
I&M	175	-	437	-	(178)	(8,507)
OPCo	403	-	930	-	(364)	10,813
PSO	134	13,558	-	-	88	8,406
SWEPCo	123	5	-	-	82	(4,272)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
		Interest Rate
		and Foreign
Company	Commodity	Currency
	(in thousands)
APCo	$(280)	$(1,173)
I&M	(184)	(955)
OPCo	(373)	1,359
PSO	88	735
SWEPCo	82	(829)

(a)       Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

The actual amounts reclassified from Accumulated Other Comprehensive Income (Loss) to Net Income can differ from the estimate above due to market price changes.

Credit Risk

AEPSC, on behalf of the Registrant Subsidiaries, limits credit risk in their wholesale marketing and trading activities by assessing the creditworthiness of potential counterparties before entering into transactions with them and continuing to evaluate their creditworthiness on an ongoing basis. AEPSC, on behalf of the Registrant Subsidiaries, uses Moody's, Standard and Poor's and current market-based qualitative and quantitative data as well as financial statements to assess the financial health of counterparties on an ongoing basis.

AEPSC, on behalf of the Registrant Subsidiaries, uses standardized master agreements which may include collateral requirements. These master agreements facilitate the netting of cash flows associated with a single counterparty. Cash, letters of credit and parental/affiliate guarantees may be obtained as security from counterparties in order to mitigate credit risk. The collateral agreements require a counterparty to post cash or letters of credit in the event an exposure exceeds the established threshold. The threshold represents an unsecured credit limit which may be supported by a parental/affiliate guaranty, as determined in accordance with AEP's credit policy. In addition, collateral agreements allow for termination and liquidation of all positions in the event of a failure or inability to post collateral.

Collateral Triggering Events

Under the tariffs of the RTOs and Independent System Operators (ISOs) and a limited number of derivative and non-derivative contracts primarily related to competitive retail auction loads, the Registrant Subsidiaries are obligated to post an additional amount of collateral if certain credit ratings decline below investment grade. The amount of collateral required fluctuates based on market prices and total exposure. On an ongoing basis, AEP's risk management organization assesses the appropriateness of these collateral triggering items in contracts. The Registrant Subsidiaries have not experienced a downgrade below investment grade. The following tables represent: (a) the Registrant Subsidiaries' aggregate fair values of such derivative contracts, (b) the amount of collateral the Registrant Subsidiaries would have been required to post for all derivative and non-derivative contracts if credit ratings of the Registrant Subsidiaries had declined below investment grade and (c) how much was attributable to RTO and ISO activities as of December 31, 2011 and 2010:

	December 31, 2011
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$10,007	$6,211	$6,211
I&M	6,418	3,983	3,983
OPCo	13,550	8,410	8,410
PSO	-	856	414
SWEPCo	-	1,128	522

	December 31, 2010
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$6,594	$12,607	$12,574
I&M	3,965	7,581	7,561
OPCo	8,441	16,138	16,095
PSO	16	1,785	1,385
SWEPCo	19	2,139	1,659

As of December 31, 2011 and 2010, the Registrant Subsidiaries were not required to post any collateral.

In addition, a majority of the Registrant Subsidiaries' non-exchange traded commodity contracts contain cross-default provisions that, if triggered, would permit the counterparty to declare a default and require settlement of the outstanding payable. These cross-default provisions could be triggered if there was a non-performance event by Parent or the obligor under outstanding debt or a third party obligation in excess of $50 million. On an ongoing basis, AEP's risk management organization assesses the appropriateness of these cross-default provisions in the contracts. Management does not anticipate a non-performance event under these provisions. The following tables represent: (a) the fair value of these derivative liabilities subject to cross-default provisions prior to consideration of contractual netting arrangements, (b) the amount this exposure has been reduced by cash collateral posted by the Registrant Subsidiaries and (c) if a cross-default provision would have been triggered, the settlement amount that would be required after considering the Registrant Subsidiaries' contractual netting arrangements as of December 31, 2011 and 2010:

	December 31, 2011
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$76,868	$8,107	$27,603
I&M	59,936	5,200	28,339
OPCo	104,091	10,978	37,380
PSO	142	-	61
SWEPCo	19,322	-	19,220

	December 31, 2010
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$76,810	$6,637	$23,748
I&M	46,188	3,991	14,280
OPCo	98,343	8,496	30,420
PSO	60	-	28
SWEPCo	75	-	37

Public Service Co Of Oklahoma [Member]
Derivatives and Hedging [Abstract]
Derivatives and Hedging

9. DERIVATIVES AND HEDGING

OBJECTIVES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS

The Registrant Subsidiaries are exposed to certain market risks as major power producers and marketers of wholesale electricity, coal and emission allowances. These risks include commodity price risk, interest rate risk, credit risk and, to a lesser extent, foreign currency exchange risk. These risks represent the risk of loss that may impact the Registrant Subsidiaries due to changes in the underlying market prices or rates. AEPSC, on behalf of the Registrant Subsidiaries, manages these risks using derivative instruments.

STRATEGIES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS TO ACHIEVE OBJECTIVES

Trading Strategies

The strategy surrounding the use of derivative instruments for trading purposes focuses on seizing market opportunities to create value driven by expected changes in the market prices of the commodities in which AEPSC transacts on behalf of the Registrant Subsidiaries.

Risk Management Strategies

The strategy surrounding the use of derivative instruments focuses on managing risk exposures, future cash flows and creating value utilizing both economic and formal hedging strategies. To accomplish these objectives, AEPSC, on behalf of the Registrant Subsidiaries, primarily employs risk management contracts including physical forward purchase and sale contracts, financial forward purchase and sale contracts and financial swap instruments. Not all risk management contracts meet the definition of a derivative under the accounting guidance for “Derivatives and Hedging.” Derivative risk management contracts elected normal under the normal purchases and normal sales scope exception are not subject to the requirements of this accounting guidance.

AEPSC, on behalf of the Registrant Subsidiaries, enters into power, coal, natural gas, interest rate and, to a lesser degree, heating oil and gasoline, emission allowance and other commodity contracts to manage the risk associated with the energy business. AEPSC, on behalf of the Registrant Subsidiaries, enters into interest rate derivative contracts in order to manage the interest rate exposure associated with the Registrant Subsidiaries' commodity portfolio. For disclosure purposes, such risks are grouped as “Commodity,” as these risks are related to energy risk management activities. AEPSC, on behalf of the Registrant Subsidiaries, also engages in risk management of interest rate risk associated with debt financing and foreign currency risk associated with future purchase obligations denominated in foreign currencies. For disclosure purposes, these risks are grouped as “Interest Rate and Foreign Currency.” The amount of risk taken is determined by the Commercial Operations and Finance groups in accordance with established risk management policies as approved by the Finance Committee of AEP's Board of Directors.

The following tables represent the gross notional volume of the Registrant Subsidiaries' outstanding derivative contracts as of December 31, 2011 and 2010:

Notional Volume of Derivative Instruments
December 31, 2011

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWHs	169,459	109,326	229,468	39	49
Coal	Tons	3,714	1,920	8,337	3,574	2,974
Natural Gas	MMBtus	7,923	5,081	10,728	115	145
Heating Oil and
Gasoline	Gallons	1,057	525	1,254	618	569
Interest Rate	USD	$31,029	$19,890	$42,093	$175	$203

Interest Rate and
Foreign Currency	USD	$-	$200,000	$-	$-	$200,069

Notional Volume of Derivative Instruments
December 31, 2010

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWHs	194,217	117,862	248,616	21	34
Coal	Tons	11,195	6,571	28,583	4,936	8,777
Natural Gas	MMBtus	2,166	1,302	2,772	15	19
Heating Oil and
Gasoline	Gallons	1,054	521	1,243	616	564
Interest Rate	USD	$9,541	$5,732	$12,656	$609	$793

Interest Rate and
Foreign Currency	USD	$200,000	$-	$-	$200,000	$189

Fair Value Hedging Strategies

AEPSC, on behalf of the Registrant Subsidiaries, enters into interest rate derivative transactions as part of an overall strategy to manage the mix of fixed-rate and floating-rate debt. Certain interest rate derivative transactions effectively modify an exposure to interest rate risk by converting a portion of fixed-rate debt to a floating rate. Provided specific criteria are met, these interest rate derivatives are designated as fair value hedges.

Cash Flow Hedging Strategies

AEPSC, on behalf of the Registrant Subsidiaries, enters into and designates as cash flow hedges certain derivative transactions for the purchase and sale of power, coal, natural gas and heating oil and gasoline (“Commodity”) in order to manage the variable price risk related to the forecasted purchase and sale of these commodities. Management monitors the potential impacts of commodity price changes and, where appropriate, enters into derivative transactions to protect profit margins for a portion of future electricity sales and fuel or energy purchases. The Registrant Subsidiaries do not hedge all commodity price risk.

The Registrant Subsidiaries' vehicle fleet is exposed to gasoline and diesel fuel price volatility. AEPSC, on behalf of the Registrant Subsidiaries, enters into financial heating oil and gasoline derivative contracts in order to mitigate price risk of future fuel purchases. For disclosure purposes, these contracts are included with other hedging activities as “Commodity.” The Registrant Subsidiaries do not hedge all fuel price risk.

AEPSC, on behalf of the Registrant Subsidiaries, enters into a variety of interest rate derivative transactions in order to manage interest rate risk exposure. Some interest rate derivative transactions effectively modify exposure to interest rate risk by converting a portion of floating-rate debt to a fixed rate. AEPSC, on behalf of the Registrant Subsidiaries, also enters into interest rate derivative contracts to manage interest rate exposure related to future borrowings of fixed-rate debt. The forecasted fixed-rate debt offerings have a high probability of occurrence as the proceeds will be used to fund existing debt maturities and projected capital expenditures. The Registrant Subsidiaries do not hedge all interest rate exposure.

At times, the Registrant Subsidiaries are exposed to foreign currency exchange rate risks primarily when some fixed assets are purchased from foreign suppliers. In accordance with AEP's risk management policy, AEPSC, on behalf of the Registrant Subsidiaries, may enter into foreign currency derivative transactions to protect against the risk of increased cash outflows resulting from a foreign currency's appreciation against the dollar. The Registrant Subsidiaries do not hedge all foreign currency exposure.

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND THE IMPACT ON THE FINANCIAL STATEMENTS

The accounting guidance for “Derivatives and Hedging” requires recognition of all qualifying derivative instruments as either assets or liabilities on the balance sheet at fair value. The fair values of derivative instruments accounted for using MTM accounting or hedge accounting are based on exchange prices and broker quotes. If a quoted market price is not available, the estimate of fair value is based on the best information available including valuation models that estimate future energy prices based on existing market and broker quotes, supply and demand market data and assumptions. In order to determine the relevant fair values of the derivative instruments, the Registrant Subsidiaries also apply valuation adjustments for discounting, liquidity and credit quality.

Credit risk is the risk that a counterparty will fail to perform on the contract or fail to pay amounts due. Liquidity risk represents the risk that imperfections in the market will cause the price to vary from estimated fair value based upon prevailing market supply and demand conditions. Since energy markets are imperfect and volatile, there are inherent risks related to the underlying assumptions in models used to fair value risk management contracts. Unforeseen events may cause reasonable price curves to differ from actual price curves throughout a contract's term and at the time a contract settles. Consequently, there could be significant adverse or favorable effects on future net income and cash flows if market prices are not consistent with management's estimates of current market consensus for forward prices in the current period. This is particularly true for longer term contracts. Cash flows may vary based on market conditions, margin requirements and the timing of settlement of risk management contracts.

According to the accounting guidance for “Derivatives and Hedging,” the Registrant Subsidiaries reflect the fair values of derivative instruments subject to netting agreements with the same counterparty net of related cash collateral. For certain risk management contracts, the Registrant Subsidiaries are required to post or receive cash collateral based on third party contractual agreements and risk profiles. For the December 31, 2011 and 2010 balance sheets, the Registrant Subsidiaries netted cash collateral received from third parties against short-term and long-term risk management assets and cash collateral paid to third parties against short-term and long-term risk management liabilities as follows:

	December 31,
	2011		2010
	Cash Collateral	Cash Collateral	Cash Collateral	Cash Collateral
	Received	Paid	Received	Paid
	Netted Against	Netted Against	Netted Against	Netted Against
	Risk Management	Risk Management	Risk Management	Risk Management
Company	Assets	Liabilities	Assets	Liabilities
	(in thousands)
APCo	$4,291	$28,964	$1,809	$16,229
I&M	2,752	18,547	1,087	9,757
OPCo	5,810	39,183	2,314	20,908
PSO	53	130	-	44
SWEPCo	66	124	-	72

The following tables represent the gross fair value of the Registrant Subsidiaries' derivative activity on the balance sheets as of December 31, 2011 and 2010:

Fair Value of Derivative Instruments
December 31, 2011

PSO
	Risk
	Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in thousands)
Current Risk Management Assets	$6,980	$-	$-	$(6,415)	$565
Long-term Risk Management Assets	914	-	-	(600)	314
Total Assets	7,894	-	-	(7,015)	879

Current Risk Management Liabilities	7,665	107	-	(6,492)	1,280
Long-term Risk Management Liabilities	1,930	-	-	(600)	1,330
Total Liabilities	9,595	107	-	(7,092)	2,610

Total MTM Derivative Contract Net
Assets (Liabilities)	$(1,701)	$(107)	$-	$77	$(1,731)

Fair Value of Derivative Instruments
December 31, 2010

PSO
	Risk
	Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in thousands)
Current Risk Management Assets	$19,174	$134	$13,558	$(18,641)	$14,225
Long-term Risk Management Assets	1,944	-	-	(1,692)	252
Total Assets	21,118	134	13,558	(20,333)	14,477

Current Risk Management Liabilities	19,607	-	-	(18,685)	922
Long-term Risk Management Liabilities	1,889	-	-	(1,692)	197
Total Liabilities	21,496	-	-	(20,377)	1,119

Total MTM Derivative Contract Net
Assets (Liabilities)	$(378)	$134	$13,558	$44	$13,358

(a) Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b) Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include de-designated risk management contracts.

The tables below present the Registrant Subsidiaries' activity of derivative risk management contracts for the years ended December 31, 2011, 2010 and 2009:

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2011

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$2,843	$12,786	$27,292	$297	$547
Sales to AEP Affiliates	154	92	196	3	4
Fuel and Other Consumables Used for
Electric Generation	-	-	(2)	-	-
Regulatory Assets (a)	373	(1,470)	(17,928)	(1,421)	(1,709)
Regulatory Liabilities (a)	2,552	(5,178)	(105)	708	(118)
Total Gain (Loss) on Risk Management
Contracts	$5,922	$6,230	$9,453	$(413)	$(1,276)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2010

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$5,057	$21,834	$40,893	$3,156	$3,880
Sales to AEP Affiliates	(2,379)	(2,471)	5,043	(794)	(1,523)
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	(372)	(186)	(5,788)	46	(2,902)
Regulatory Liabilities (a)	27,790	8,217	3,451	878	351
Total Gain (Loss) on Risk Management
Contracts	$30,096	$27,394	$43,599	$3,286	$(194)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2009

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$16,213	$39,188	$59,313	$(94)	$44
Sales to AEP Affiliates	(8,978)	(5,450)	(6,770)	912	750
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	-	(5,837)	(22,065)	(331)	(73)
Regulatory Liabilities (a)	6,908	(2,394)	(7,805)	(1,280)	190
Total Gain (Loss) on Risk Management
Contracts	$14,143	$25,507	$22,673	$(793)	$911

(a)       Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Certain qualifying derivative instruments have been designated as normal purchase or normal sale contracts, as provided in the accounting guidance for “Derivatives and Hedging.” Derivative contracts that have been designated as normal purchases or normal sales under that accounting guidance are not subject to MTM accounting treatment and are recognized on the statements of income on an accrual basis.

The accounting for the changes in the fair value of a derivative instrument depends on whether it qualifies for and has been designated as part of a hedging relationship and further, on the type of hedging relationship. Depending on the exposure, management designates a hedging instrument as a fair value hedge or a cash flow hedge.

For contracts that have not been designated as part of a hedging relationship, the accounting for changes in fair value depends on whether the derivative instrument is held for trading purposes. Unrealized and realized gains and losses on derivative instruments held for trading purposes are included in revenues on a net basis on the statements of income. Unrealized and realized gains and losses on derivative instruments not held for trading purposes are included in revenues or expenses on the statements of income depending on the relevant facts and circumstances. However, unrealized and some realized gains and losses in regulated jurisdictions (APCo, I&M, PSO, the non-Texas portion of SWEPCo generation and, beginning in the second quarter of 2009, the Texas portion of SWEPCo generation) for both trading and non-trading derivative instruments are recorded as regulatory assets (for losses) or regulatory liabilities (for gains) in accordance with the accounting guidance for “Regulated Operations.” SWEPCo re-applied the accounting guidance for “Regulated Operations” for the generation portion of SWEPCo's Texas retail jurisdiction effective the second quarter of 2009.

Accounting for Fair Value Hedging Strategies

For fair value hedges (i.e. hedging the exposure to changes in the fair value of an asset, liability or an identified portion thereof attributable to a particular risk), the gain or loss on the derivative instrument as well as the offsetting gain or loss on the hedged item associated with the hedged risk impacts Net Income during the period of change.

The Registrant Subsidiaries record realized and unrealized gains or losses on interest rate swaps that qualify for fair value hedge accounting treatment and any offsetting changes in the fair value of the debt being hedged in Interest Expense on the statements of income. During 2011, 2010 and 2009, the Registrant Subsidiaries did not employ any fair value hedging strategies.

Accounting for Cash Flow Hedging Strategies

For cash flow hedges (i.e. hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the Registrant Subsidiaries initially report the effective portion of the gain or loss on the derivative instrument as a component of Accumulated Other Comprehensive Income (Loss) on the balance sheets until the period the hedged item affects Net Income. The Registrant Subsidiaries recognize any hedge ineffectiveness in Net Income immediately during the period of change, except in regulated jurisdictions where hedge ineffectiveness is recorded as a regulatory asset (for losses) or a regulatory liability (for gains).

Realized gains and losses on derivative contracts for the purchase and sale of power, coal, natural gas and heating oil and gasoline designated as cash flow hedges are included in Revenues, Fuel and Other Consumables Used for Electric Generation or Purchased Electricity for Resale on the statements of income or in Regulatory Assets or Regulatory Liabilities on the balance sheets, depending on the specific nature of the risk being hedged. During 2011, 2010 and 2009, APCo, I&M and OPCo designated commodity derivatives as cash flow hedges.

The Registrant Subsidiaries reclassify gains and losses on financial fuel derivative contracts designated as cash flow hedges from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Other Operation expense, Maintenance expense or Depreciation and Amortization expense, as it relates to capital projects, on the statements of income. During 2011, 2010 and 2009, the Registrant Subsidiaries designated heating oil and gasoline derivatives as cash flow hedges.

The Registrant Subsidiaries reclassify gains and losses on interest rate derivative hedges related to debt financings from Accumulated Other Comprehensive Income (Loss) into Interest Expense in those periods in which hedged interest payments occur. During 2011, APCo, I&M and SWEPCo designated interest rate derivatives as cash flow hedges. During 2010, APCo and PSO designated interest rate derivatives as cash flow hedges. During 2009, OPCo designated interest rate derivatives as cash flow hedges.

The accumulated gains or losses related to foreign currency hedges are reclassified from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Depreciation and Amortization expense on the statements of income over the depreciable lives of the fixed assets that were designated as the hedged items in qualifying foreign currency hedging relationships. During 2011, 2010 and 2009, SWEPCo designated foreign currency derivatives as cash flow hedges.

During 2009, OPCo recognized a $6 million gain in Interest Expense related to hedge ineffectiveness on interest rate derivatives designated in cash flow hedge strategies. During 2011, 2010 and 2009, hedge ineffectiveness was immaterial or nonexistent for all of the other cash flow hedge strategies disclosed above.

The following tables provide details on designated, effective cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets and the reasons for changes in cash flow hedges for the years ended December 31, 2011, 2010 and 2009. All amounts in the following tables are presented net of related income taxes.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82
Changes in Fair Value Recognized in AOCI	(2,077)	(1,294)	(2,748)	108	102
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)
Changes in Fair Value Recognized in AOCI	(373)	(6,913)	-	(475)	(12,438)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Other Operation Expense	-	-	-	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)
Changes in Fair Value Recognized in AOCI	(2,450)	(8,207)	(2,748)	(367)	(12,336)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2010

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(743)	$(382)	$(742)	$(78)	$112
Changes in Fair Value Recognized in AOCI	(1,450)	(901)	(1,958)	77	69
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(44)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(6,450)	$(9,514)	$12,172	$(521)	$(5,047)
Changes in Fair Value Recognized in AOCI	5,042	-	-	8,813	(74)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Other Operation Expense	-	-	-	-	21
Interest Expense	1,625	1,007	(1,363)	114	828
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(7,193)	$(9,896)	$11,430	$(599)	$(4,935)
Changes in Fair Value Recognized in AOCI	3,592	(901)	(1,958)	8,890	(5)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(23)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,625	1,007	(1,363)	114	828
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2009

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$2,726	$1,482	$3,429	$-	$-
Changes in Fair Value Recognized in AOCI	(669)	(435)	(984)	5	190
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(1,646)	(3,189)	(8,991)	-	-
Fuel and Other Consumables Used for
Electric Generation	(95)	(50)	(108)	(49)	(54)
Purchased Electricity for Resale	1,093	2,142	5,982	-	-
Other Operation Expense	-	-	-	-	-
Maintenance Expense	-	-	-	-	-
Property, Plant and Equipment	(58)	(29)	(70)	(34)	(24)
Regulatory Assets (a)	4,003	481	-	-	-
Regulatory Liabilities (a)	(6,097)	(784)	-	-	-
Balance in AOCI as of December 31, 2009	$(743)	$(382)	$(742)	$(78)	$112

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$(8,118)	$(10,521)	$1,752	$(704)	$(5,924)
Changes in Fair Value Recognized in AOCI	(1)	-	10,915	-	49
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	(4)	4	-	-
Other Operation Expense	-	-	-	-	-
Interest Expense	1,669	1,011	(499)	183	828
Balance in AOCI as of December 31, 2009	$(6,450)	$(9,514)	$12,172	$(521)	$(5,047)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$(5,392)	$(9,039)	$5,181	$(704)	$(5,924)
Changes in Fair Value Recognized in AOCI	(670)	(435)	9,931	5	239
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(1,646)	(3,189)	(8,991)	-	-
Fuel and Other Consumables Used for
Electric Generation	(95)	(50)	(108)	(49)	(54)
Purchased Electricity for Resale	1,093	2,142	5,982	-	-
Other Operation Expense	-	-	-	-	-
Maintenance Expense	-	-	-	-	-
Depreciation and Amortization
Expense	-	(4)	4	-	-
Interest Expense	1,669	1,011	(499)	183	828
Property, Plant and Equipment	(58)	(29)	(70)	(34)	(24)
Regulatory Assets (a)	4,003	481	-	-	-
Regulatory Liabilities (a)	(6,097)	(784)	-	-	-
Balance in AOCI as of December 31, 2009	$(7,193)	$(9,896)	$11,430	$(599)	$(4,935)

(a)       Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets at December 31, 2011 and 2010 were:

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2011

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$431	$-	$2,418	$-	$(1,309)	$1,024
I&M	277	-	1,523	10,637	(819)	(14,465)
OPCo	584	-	3,239	-	(1,748)	9,454
PSO	-	-	107	-	(69)	7,218
SWEPCo	-	3	97	19,143	(62)	(15,462)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
			Maximum Term for
		Interest Rate	Exposure to
		and Foreign	Variability of Future
Company	Commodity	Currency	Cash Flows
	(in thousands)		(in months)
APCo	$(1,140)	$(1,052)	29
I&M	(712)	(595)	29
OPCo	(1,518)	1,359	29
PSO	(70)	759	12
SWEPCo	(63)	(1,864)	12

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2010

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$333	$11,888	$727	$-	$(273)	$217
I&M	175	-	437	-	(178)	(8,507)
OPCo	403	-	930	-	(364)	10,813
PSO	134	13,558	-	-	88	8,406
SWEPCo	123	5	-	-	82	(4,272)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
		Interest Rate
		and Foreign
Company	Commodity	Currency
	(in thousands)
APCo	$(280)	$(1,173)
I&M	(184)	(955)
OPCo	(373)	1,359
PSO	88	735
SWEPCo	82	(829)

(a)       Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

The actual amounts reclassified from Accumulated Other Comprehensive Income (Loss) to Net Income can differ from the estimate above due to market price changes.

Credit Risk

AEPSC, on behalf of the Registrant Subsidiaries, limits credit risk in their wholesale marketing and trading activities by assessing the creditworthiness of potential counterparties before entering into transactions with them and continuing to evaluate their creditworthiness on an ongoing basis. AEPSC, on behalf of the Registrant Subsidiaries, uses Moody's, Standard and Poor's and current market-based qualitative and quantitative data as well as financial statements to assess the financial health of counterparties on an ongoing basis.

AEPSC, on behalf of the Registrant Subsidiaries, uses standardized master agreements which may include collateral requirements. These master agreements facilitate the netting of cash flows associated with a single counterparty. Cash, letters of credit and parental/affiliate guarantees may be obtained as security from counterparties in order to mitigate credit risk. The collateral agreements require a counterparty to post cash or letters of credit in the event an exposure exceeds the established threshold. The threshold represents an unsecured credit limit which may be supported by a parental/affiliate guaranty, as determined in accordance with AEP's credit policy. In addition, collateral agreements allow for termination and liquidation of all positions in the event of a failure or inability to post collateral.

Collateral Triggering Events

Under the tariffs of the RTOs and Independent System Operators (ISOs) and a limited number of derivative and non-derivative contracts primarily related to competitive retail auction loads, the Registrant Subsidiaries are obligated to post an additional amount of collateral if certain credit ratings decline below investment grade. The amount of collateral required fluctuates based on market prices and total exposure. On an ongoing basis, AEP's risk management organization assesses the appropriateness of these collateral triggering items in contracts. The Registrant Subsidiaries have not experienced a downgrade below investment grade. The following tables represent: (a) the Registrant Subsidiaries' aggregate fair values of such derivative contracts, (b) the amount of collateral the Registrant Subsidiaries would have been required to post for all derivative and non-derivative contracts if credit ratings of the Registrant Subsidiaries had declined below investment grade and (c) how much was attributable to RTO and ISO activities as of December 31, 2011 and 2010:

	December 31, 2011
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$10,007	$6,211	$6,211
I&M	6,418	3,983	3,983
OPCo	13,550	8,410	8,410
PSO	-	856	414
SWEPCo	-	1,128	522

	December 31, 2010
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$6,594	$12,607	$12,574
I&M	3,965	7,581	7,561
OPCo	8,441	16,138	16,095
PSO	16	1,785	1,385
SWEPCo	19	2,139	1,659

As of December 31, 2011 and 2010, the Registrant Subsidiaries were not required to post any collateral.

In addition, a majority of the Registrant Subsidiaries' non-exchange traded commodity contracts contain cross-default provisions that, if triggered, would permit the counterparty to declare a default and require settlement of the outstanding payable. These cross-default provisions could be triggered if there was a non-performance event by Parent or the obligor under outstanding debt or a third party obligation in excess of $50 million. On an ongoing basis, AEP's risk management organization assesses the appropriateness of these cross-default provisions in the contracts. Management does not anticipate a non-performance event under these provisions. The following tables represent: (a) the fair value of these derivative liabilities subject to cross-default provisions prior to consideration of contractual netting arrangements, (b) the amount this exposure has been reduced by cash collateral posted by the Registrant Subsidiaries and (c) if a cross-default provision would have been triggered, the settlement amount that would be required after considering the Registrant Subsidiaries' contractual netting arrangements as of December 31, 2011 and 2010:

	December 31, 2011
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$76,868	$8,107	$27,603
I&M	59,936	5,200	28,339
OPCo	104,091	10,978	37,380
PSO	142	-	61
SWEPCo	19,322	-	19,220

	December 31, 2010
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$76,810	$6,637	$23,748
I&M	46,188	3,991	14,280
OPCo	98,343	8,496	30,420
PSO	60	-	28
SWEPCo	75	-	37

Southwestern Electric Power Co [Member]
Derivatives and Hedging [Abstract]
Derivatives and Hedging

9. DERIVATIVES AND HEDGING

OBJECTIVES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS

The Registrant Subsidiaries are exposed to certain market risks as major power producers and marketers of wholesale electricity, coal and emission allowances. These risks include commodity price risk, interest rate risk, credit risk and, to a lesser extent, foreign currency exchange risk. These risks represent the risk of loss that may impact the Registrant Subsidiaries due to changes in the underlying market prices or rates. AEPSC, on behalf of the Registrant Subsidiaries, manages these risks using derivative instruments.

STRATEGIES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS TO ACHIEVE OBJECTIVES

Trading Strategies

The strategy surrounding the use of derivative instruments for trading purposes focuses on seizing market opportunities to create value driven by expected changes in the market prices of the commodities in which AEPSC transacts on behalf of the Registrant Subsidiaries.

Risk Management Strategies

The strategy surrounding the use of derivative instruments focuses on managing risk exposures, future cash flows and creating value utilizing both economic and formal hedging strategies. To accomplish these objectives, AEPSC, on behalf of the Registrant Subsidiaries, primarily employs risk management contracts including physical forward purchase and sale contracts, financial forward purchase and sale contracts and financial swap instruments. Not all risk management contracts meet the definition of a derivative under the accounting guidance for “Derivatives and Hedging.” Derivative risk management contracts elected normal under the normal purchases and normal sales scope exception are not subject to the requirements of this accounting guidance.

AEPSC, on behalf of the Registrant Subsidiaries, enters into power, coal, natural gas, interest rate and, to a lesser degree, heating oil and gasoline, emission allowance and other commodity contracts to manage the risk associated with the energy business. AEPSC, on behalf of the Registrant Subsidiaries, enters into interest rate derivative contracts in order to manage the interest rate exposure associated with the Registrant Subsidiaries' commodity portfolio. For disclosure purposes, such risks are grouped as “Commodity,” as these risks are related to energy risk management activities. AEPSC, on behalf of the Registrant Subsidiaries, also engages in risk management of interest rate risk associated with debt financing and foreign currency risk associated with future purchase obligations denominated in foreign currencies. For disclosure purposes, these risks are grouped as “Interest Rate and Foreign Currency.” The amount of risk taken is determined by the Commercial Operations and Finance groups in accordance with established risk management policies as approved by the Finance Committee of AEP's Board of Directors.

The following tables represent the gross notional volume of the Registrant Subsidiaries' outstanding derivative contracts as of December 31, 2011 and 2010:

Notional Volume of Derivative Instruments
December 31, 2011

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWHs	169,459	109,326	229,468	39	49
Coal	Tons	3,714	1,920	8,337	3,574	2,974
Natural Gas	MMBtus	7,923	5,081	10,728	115	145
Heating Oil and
Gasoline	Gallons	1,057	525	1,254	618	569
Interest Rate	USD	$31,029	$19,890	$42,093	$175	$203

Interest Rate and
Foreign Currency	USD	$-	$200,000	$-	$-	$200,069

Notional Volume of Derivative Instruments
December 31, 2010

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWHs	194,217	117,862	248,616	21	34
Coal	Tons	11,195	6,571	28,583	4,936	8,777
Natural Gas	MMBtus	2,166	1,302	2,772	15	19
Heating Oil and
Gasoline	Gallons	1,054	521	1,243	616	564
Interest Rate	USD	$9,541	$5,732	$12,656	$609	$793

Interest Rate and
Foreign Currency	USD	$200,000	$-	$-	$200,000	$189

Fair Value Hedging Strategies

AEPSC, on behalf of the Registrant Subsidiaries, enters into interest rate derivative transactions as part of an overall strategy to manage the mix of fixed-rate and floating-rate debt. Certain interest rate derivative transactions effectively modify an exposure to interest rate risk by converting a portion of fixed-rate debt to a floating rate. Provided specific criteria are met, these interest rate derivatives are designated as fair value hedges.

Cash Flow Hedging Strategies

AEPSC, on behalf of the Registrant Subsidiaries, enters into and designates as cash flow hedges certain derivative transactions for the purchase and sale of power, coal, natural gas and heating oil and gasoline (“Commodity”) in order to manage the variable price risk related to the forecasted purchase and sale of these commodities. Management monitors the potential impacts of commodity price changes and, where appropriate, enters into derivative transactions to protect profit margins for a portion of future electricity sales and fuel or energy purchases. The Registrant Subsidiaries do not hedge all commodity price risk.

The Registrant Subsidiaries' vehicle fleet is exposed to gasoline and diesel fuel price volatility. AEPSC, on behalf of the Registrant Subsidiaries, enters into financial heating oil and gasoline derivative contracts in order to mitigate price risk of future fuel purchases. For disclosure purposes, these contracts are included with other hedging activities as “Commodity.” The Registrant Subsidiaries do not hedge all fuel price risk.

AEPSC, on behalf of the Registrant Subsidiaries, enters into a variety of interest rate derivative transactions in order to manage interest rate risk exposure. Some interest rate derivative transactions effectively modify exposure to interest rate risk by converting a portion of floating-rate debt to a fixed rate. AEPSC, on behalf of the Registrant Subsidiaries, also enters into interest rate derivative contracts to manage interest rate exposure related to future borrowings of fixed-rate debt. The forecasted fixed-rate debt offerings have a high probability of occurrence as the proceeds will be used to fund existing debt maturities and projected capital expenditures. The Registrant Subsidiaries do not hedge all interest rate exposure.

At times, the Registrant Subsidiaries are exposed to foreign currency exchange rate risks primarily when some fixed assets are purchased from foreign suppliers. In accordance with AEP's risk management policy, AEPSC, on behalf of the Registrant Subsidiaries, may enter into foreign currency derivative transactions to protect against the risk of increased cash outflows resulting from a foreign currency's appreciation against the dollar. The Registrant Subsidiaries do not hedge all foreign currency exposure.

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND THE IMPACT ON THE FINANCIAL STATEMENTS

The accounting guidance for “Derivatives and Hedging” requires recognition of all qualifying derivative instruments as either assets or liabilities on the balance sheet at fair value. The fair values of derivative instruments accounted for using MTM accounting or hedge accounting are based on exchange prices and broker quotes. If a quoted market price is not available, the estimate of fair value is based on the best information available including valuation models that estimate future energy prices based on existing market and broker quotes, supply and demand market data and assumptions. In order to determine the relevant fair values of the derivative instruments, the Registrant Subsidiaries also apply valuation adjustments for discounting, liquidity and credit quality.

Credit risk is the risk that a counterparty will fail to perform on the contract or fail to pay amounts due. Liquidity risk represents the risk that imperfections in the market will cause the price to vary from estimated fair value based upon prevailing market supply and demand conditions. Since energy markets are imperfect and volatile, there are inherent risks related to the underlying assumptions in models used to fair value risk management contracts. Unforeseen events may cause reasonable price curves to differ from actual price curves throughout a contract's term and at the time a contract settles. Consequently, there could be significant adverse or favorable effects on future net income and cash flows if market prices are not consistent with management's estimates of current market consensus for forward prices in the current period. This is particularly true for longer term contracts. Cash flows may vary based on market conditions, margin requirements and the timing of settlement of risk management contracts.

According to the accounting guidance for “Derivatives and Hedging,” the Registrant Subsidiaries reflect the fair values of derivative instruments subject to netting agreements with the same counterparty net of related cash collateral. For certain risk management contracts, the Registrant Subsidiaries are required to post or receive cash collateral based on third party contractual agreements and risk profiles. For the December 31, 2011 and 2010 balance sheets, the Registrant Subsidiaries netted cash collateral received from third parties against short-term and long-term risk management assets and cash collateral paid to third parties against short-term and long-term risk management liabilities as follows:

	December 31,
	2011		2010
	Cash Collateral	Cash Collateral	Cash Collateral	Cash Collateral
	Received	Paid	Received	Paid
	Netted Against	Netted Against	Netted Against	Netted Against
	Risk Management	Risk Management	Risk Management	Risk Management
Company	Assets	Liabilities	Assets	Liabilities
	(in thousands)
APCo	$4,291	$28,964	$1,809	$16,229
I&M	2,752	18,547	1,087	9,757
OPCo	5,810	39,183	2,314	20,908
PSO	53	130	-	44
SWEPCo	66	124	-	72

The following tables represent the gross fair value of the Registrant Subsidiaries' derivative activity on the balance sheets as of December 31, 2011 and 2010:

Fair Value of Derivative Instruments
December 31, 2011

SWEPCo
	Risk
	Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in thousands)
Current Risk Management Assets	$6,327	$-	$3	$(5,885)	$445
Long-term Risk Management Assets	818	-	-	(536)	282
Total Assets	7,145	-	3	(6,421)	727

Current Risk Management Liabilities	11,062	97	19,143	(5,943)	24,359
Long-term Risk Management Liabilities	757	-	-	(536)	221
Total Liabilities	11,819	97	19,143	(6,479)	24,580

Total MTM Derivative Contract Net
Assets (Liabilities)	$(4,674)	$(97)	$(19,140)	$58	$(23,853)

Fair Value of Derivative Instruments
December 31, 2010

SWEPCo
	Risk
	Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in thousands)
Current Risk Management Assets	$33,284	$123	$-	$(32,198)	$1,209
Long-term Risk Management Assets	3,346	-	5	(2,913)	438
Total Assets	36,630	123	5	(35,111)	1,647

Current Risk Management Liabilities	36,338	-	-	(32,271)	4,067
Long-term Risk Management Liabilities	3,250	-	-	(2,912)	338
Total Liabilities	39,588	-	-	(35,183)	4,405

Total MTM Derivative Contract Net
Assets (Liabilities)	$(2,958)	$123	$5	$72	$(2,758)

(a) Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b) Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include de-designated risk management contracts.

The tables below present the Registrant Subsidiaries' activity of derivative risk management contracts for the years ended December 31, 2011, 2010 and 2009:

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2011

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$2,843	$12,786	$27,292	$297	$547
Sales to AEP Affiliates	154	92	196	3	4
Fuel and Other Consumables Used for
Electric Generation	-	-	(2)	-	-
Regulatory Assets (a)	373	(1,470)	(17,928)	(1,421)	(1,709)
Regulatory Liabilities (a)	2,552	(5,178)	(105)	708	(118)
Total Gain (Loss) on Risk Management
Contracts	$5,922	$6,230	$9,453	$(413)	$(1,276)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2010

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$5,057	$21,834	$40,893	$3,156	$3,880
Sales to AEP Affiliates	(2,379)	(2,471)	5,043	(794)	(1,523)
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	(372)	(186)	(5,788)	46	(2,902)
Regulatory Liabilities (a)	27,790	8,217	3,451	878	351
Total Gain (Loss) on Risk Management
Contracts	$30,096	$27,394	$43,599	$3,286	$(194)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2009

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$16,213	$39,188	$59,313	$(94)	$44
Sales to AEP Affiliates	(8,978)	(5,450)	(6,770)	912	750
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	-	(5,837)	(22,065)	(331)	(73)
Regulatory Liabilities (a)	6,908	(2,394)	(7,805)	(1,280)	190
Total Gain (Loss) on Risk Management
Contracts	$14,143	$25,507	$22,673	$(793)	$911

(a)       Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Certain qualifying derivative instruments have been designated as normal purchase or normal sale contracts, as provided in the accounting guidance for “Derivatives and Hedging.” Derivative contracts that have been designated as normal purchases or normal sales under that accounting guidance are not subject to MTM accounting treatment and are recognized on the statements of income on an accrual basis.

The accounting for the changes in the fair value of a derivative instrument depends on whether it qualifies for and has been designated as part of a hedging relationship and further, on the type of hedging relationship. Depending on the exposure, management designates a hedging instrument as a fair value hedge or a cash flow hedge.

For contracts that have not been designated as part of a hedging relationship, the accounting for changes in fair value depends on whether the derivative instrument is held for trading purposes. Unrealized and realized gains and losses on derivative instruments held for trading purposes are included in revenues on a net basis on the statements of income. Unrealized and realized gains and losses on derivative instruments not held for trading purposes are included in revenues or expenses on the statements of income depending on the relevant facts and circumstances. However, unrealized and some realized gains and losses in regulated jurisdictions (APCo, I&M, PSO, the non-Texas portion of SWEPCo generation and, beginning in the second quarter of 2009, the Texas portion of SWEPCo generation) for both trading and non-trading derivative instruments are recorded as regulatory assets (for losses) or regulatory liabilities (for gains) in accordance with the accounting guidance for “Regulated Operations.” SWEPCo re-applied the accounting guidance for “Regulated Operations” for the generation portion of SWEPCo's Texas retail jurisdiction effective the second quarter of 2009.

Accounting for Fair Value Hedging Strategies

For fair value hedges (i.e. hedging the exposure to changes in the fair value of an asset, liability or an identified portion thereof attributable to a particular risk), the gain or loss on the derivative instrument as well as the offsetting gain or loss on the hedged item associated with the hedged risk impacts Net Income during the period of change.

The Registrant Subsidiaries record realized and unrealized gains or losses on interest rate swaps that qualify for fair value hedge accounting treatment and any offsetting changes in the fair value of the debt being hedged in Interest Expense on the statements of income. During 2011, 2010 and 2009, the Registrant Subsidiaries did not employ any fair value hedging strategies.

Accounting for Cash Flow Hedging Strategies

For cash flow hedges (i.e. hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the Registrant Subsidiaries initially report the effective portion of the gain or loss on the derivative instrument as a component of Accumulated Other Comprehensive Income (Loss) on the balance sheets until the period the hedged item affects Net Income. The Registrant Subsidiaries recognize any hedge ineffectiveness in Net Income immediately during the period of change, except in regulated jurisdictions where hedge ineffectiveness is recorded as a regulatory asset (for losses) or a regulatory liability (for gains).

Realized gains and losses on derivative contracts for the purchase and sale of power, coal, natural gas and heating oil and gasoline designated as cash flow hedges are included in Revenues, Fuel and Other Consumables Used for Electric Generation or Purchased Electricity for Resale on the statements of income or in Regulatory Assets or Regulatory Liabilities on the balance sheets, depending on the specific nature of the risk being hedged. During 2011, 2010 and 2009, APCo, I&M and OPCo designated commodity derivatives as cash flow hedges.

The Registrant Subsidiaries reclassify gains and losses on financial fuel derivative contracts designated as cash flow hedges from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Other Operation expense, Maintenance expense or Depreciation and Amortization expense, as it relates to capital projects, on the statements of income. During 2011, 2010 and 2009, the Registrant Subsidiaries designated heating oil and gasoline derivatives as cash flow hedges.

The Registrant Subsidiaries reclassify gains and losses on interest rate derivative hedges related to debt financings from Accumulated Other Comprehensive Income (Loss) into Interest Expense in those periods in which hedged interest payments occur. During 2011, APCo, I&M and SWEPCo designated interest rate derivatives as cash flow hedges. During 2010, APCo and PSO designated interest rate derivatives as cash flow hedges. During 2009, OPCo designated interest rate derivatives as cash flow hedges.

The accumulated gains or losses related to foreign currency hedges are reclassified from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Depreciation and Amortization expense on the statements of income over the depreciable lives of the fixed assets that were designated as the hedged items in qualifying foreign currency hedging relationships. During 2011, 2010 and 2009, SWEPCo designated foreign currency derivatives as cash flow hedges.

During 2009, OPCo recognized a $6 million gain in Interest Expense related to hedge ineffectiveness on interest rate derivatives designated in cash flow hedge strategies. During 2011, 2010 and 2009, hedge ineffectiveness was immaterial or nonexistent for all of the other cash flow hedge strategies disclosed above.

The following tables provide details on designated, effective cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets and the reasons for changes in cash flow hedges for the years ended December 31, 2011, 2010 and 2009. All amounts in the following tables are presented net of related income taxes.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82
Changes in Fair Value Recognized in AOCI	(2,077)	(1,294)	(2,748)	108	102
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)
Changes in Fair Value Recognized in AOCI	(373)	(6,913)	-	(475)	(12,438)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Other Operation Expense	-	-	-	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)
Changes in Fair Value Recognized in AOCI	(2,450)	(8,207)	(2,748)	(367)	(12,336)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2010

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(743)	$(382)	$(742)	$(78)	$112
Changes in Fair Value Recognized in AOCI	(1,450)	(901)	(1,958)	77	69
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(44)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(6,450)	$(9,514)	$12,172	$(521)	$(5,047)
Changes in Fair Value Recognized in AOCI	5,042	-	-	8,813	(74)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	-	4	-	-
Other Operation Expense	-	-	-	-	21
Interest Expense	1,625	1,007	(1,363)	114	828
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(7,193)	$(9,896)	$11,430	$(599)	$(4,935)
Changes in Fair Value Recognized in AOCI	3,592	(901)	(1,958)	8,890	(5)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(23)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,625	1,007	(1,363)	114	828
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2009

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$2,726	$1,482	$3,429	$-	$-
Changes in Fair Value Recognized in AOCI	(669)	(435)	(984)	5	190
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(1,646)	(3,189)	(8,991)	-	-
Fuel and Other Consumables Used for
Electric Generation	(95)	(50)	(108)	(49)	(54)
Purchased Electricity for Resale	1,093	2,142	5,982	-	-
Other Operation Expense	-	-	-	-	-
Maintenance Expense	-	-	-	-	-
Property, Plant and Equipment	(58)	(29)	(70)	(34)	(24)
Regulatory Assets (a)	4,003	481	-	-	-
Regulatory Liabilities (a)	(6,097)	(784)	-	-	-
Balance in AOCI as of December 31, 2009	$(743)	$(382)	$(742)	$(78)	$112

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$(8,118)	$(10,521)	$1,752	$(704)	$(5,924)
Changes in Fair Value Recognized in AOCI	(1)	-	10,915	-	49
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Depreciation and Amortization
Expense	-	(4)	4	-	-
Other Operation Expense	-	-	-	-	-
Interest Expense	1,669	1,011	(499)	183	828
Balance in AOCI as of December 31, 2009	$(6,450)	$(9,514)	$12,172	$(521)	$(5,047)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2008	$(5,392)	$(9,039)	$5,181	$(704)	$(5,924)
Changes in Fair Value Recognized in AOCI	(670)	(435)	9,931	5	239
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(1,646)	(3,189)	(8,991)	-	-
Fuel and Other Consumables Used for
Electric Generation	(95)	(50)	(108)	(49)	(54)
Purchased Electricity for Resale	1,093	2,142	5,982	-	-
Other Operation Expense	-	-	-	-	-
Maintenance Expense	-	-	-	-	-
Depreciation and Amortization
Expense	-	(4)	4	-	-
Interest Expense	1,669	1,011	(499)	183	828
Property, Plant and Equipment	(58)	(29)	(70)	(34)	(24)
Regulatory Assets (a)	4,003	481	-	-	-
Regulatory Liabilities (a)	(6,097)	(784)	-	-	-
Balance in AOCI as of December 31, 2009	$(7,193)	$(9,896)	$11,430	$(599)	$(4,935)

(a)       Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets at December 31, 2011 and 2010 were:

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2011

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$431	$-	$2,418	$-	$(1,309)	$1,024
I&M	277	-	1,523	10,637	(819)	(14,465)
OPCo	584	-	3,239	-	(1,748)	9,454
PSO	-	-	107	-	(69)	7,218
SWEPCo	-	3	97	19,143	(62)	(15,462)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
			Maximum Term for
		Interest Rate	Exposure to
		and Foreign	Variability of Future
Company	Commodity	Currency	Cash Flows
	(in thousands)		(in months)
APCo	$(1,140)	$(1,052)	29
I&M	(712)	(595)	29
OPCo	(1,518)	1,359	29
PSO	(70)	759	12
SWEPCo	(63)	(1,864)	12

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2010

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$333	$11,888	$727	$-	$(273)	$217
I&M	175	-	437	-	(178)	(8,507)
OPCo	403	-	930	-	(364)	10,813
PSO	134	13,558	-	-	88	8,406
SWEPCo	123	5	-	-	82	(4,272)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
		Interest Rate
		and Foreign
Company	Commodity	Currency
	(in thousands)
APCo	$(280)	$(1,173)
I&M	(184)	(955)
OPCo	(373)	1,359
PSO	88	735
SWEPCo	82	(829)

(a)       Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

The actual amounts reclassified from Accumulated Other Comprehensive Income (Loss) to Net Income can differ from the estimate above due to market price changes.

Credit Risk

AEPSC, on behalf of the Registrant Subsidiaries, limits credit risk in their wholesale marketing and trading activities by assessing the creditworthiness of potential counterparties before entering into transactions with them and continuing to evaluate their creditworthiness on an ongoing basis. AEPSC, on behalf of the Registrant Subsidiaries, uses Moody's, Standard and Poor's and current market-based qualitative and quantitative data as well as financial statements to assess the financial health of counterparties on an ongoing basis.

AEPSC, on behalf of the Registrant Subsidiaries, uses standardized master agreements which may include collateral requirements. These master agreements facilitate the netting of cash flows associated with a single counterparty. Cash, letters of credit and parental/affiliate guarantees may be obtained as security from counterparties in order to mitigate credit risk. The collateral agreements require a counterparty to post cash or letters of credit in the event an exposure exceeds the established threshold. The threshold represents an unsecured credit limit which may be supported by a parental/affiliate guaranty, as determined in accordance with AEP's credit policy. In addition, collateral agreements allow for termination and liquidation of all positions in the event of a failure or inability to post collateral.

Collateral Triggering Events

Under the tariffs of the RTOs and Independent System Operators (ISOs) and a limited number of derivative and non-derivative contracts primarily related to competitive retail auction loads, the Registrant Subsidiaries are obligated to post an additional amount of collateral if certain credit ratings decline below investment grade. The amount of collateral required fluctuates based on market prices and total exposure. On an ongoing basis, AEP's risk management organization assesses the appropriateness of these collateral triggering items in contracts. The Registrant Subsidiaries have not experienced a downgrade below investment grade. The following tables represent: (a) the Registrant Subsidiaries' aggregate fair values of such derivative contracts, (b) the amount of collateral the Registrant Subsidiaries would have been required to post for all derivative and non-derivative contracts if credit ratings of the Registrant Subsidiaries had declined below investment grade and (c) how much was attributable to RTO and ISO activities as of December 31, 2011 and 2010:

	December 31, 2011
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$10,007	$6,211	$6,211
I&M	6,418	3,983	3,983
OPCo	13,550	8,410	8,410
PSO	-	856	414
SWEPCo	-	1,128	522

	December 31, 2010
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$6,594	$12,607	$12,574
I&M	3,965	7,581	7,561
OPCo	8,441	16,138	16,095
PSO	16	1,785	1,385
SWEPCo	19	2,139	1,659

As of December 31, 2011 and 2010, the Registrant Subsidiaries were not required to post any collateral.

In addition, a majority of the Registrant Subsidiaries' non-exchange traded commodity contracts contain cross-default provisions that, if triggered, would permit the counterparty to declare a default and require settlement of the outstanding payable. These cross-default provisions could be triggered if there was a non-performance event by Parent or the obligor under outstanding debt or a third party obligation in excess of $50 million. On an ongoing basis, AEP's risk management organization assesses the appropriateness of these cross-default provisions in the contracts. Management does not anticipate a non-performance event under these provisions. The following tables represent: (a) the fair value of these derivative liabilities subject to cross-default provisions prior to consideration of contractual netting arrangements, (b) the amount this exposure has been reduced by cash collateral posted by the Registrant Subsidiaries and (c) if a cross-default provision would have been triggered, the settlement amount that would be required after considering the Registrant Subsidiaries' contractual netting arrangements as of December 31, 2011 and 2010:

	December 31, 2011
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$76,868	$8,107	$27,603
I&M	59,936	5,200	28,339
OPCo	104,091	10,978	37,380
PSO	142	-	61
SWEPCo	19,322	-	19,220

	December 31, 2010
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$76,810	$6,637	$23,748
I&M	46,188	3,991	14,280
OPCo	98,343	8,496	30,420
PSO	60	-	28
SWEPCo	75	-	37

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

10. FAIR VALUE MEASUREMENTS

Fair Value Measurements of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities. These instruments are not marked-to-market. The estimates presented are not necessarily indicative of the amounts that we could realize in a current market exchange.

The book values and fair values of Long-term Debt as of December 31, 2011 and 2010 are summarized in the following table:

	December 31,
	2011		2010
	Book Value	Fair Value	Book Value	Fair Value
	(in millions)
Long-term Debt	$16,516	$19,259	$16,811	$18,285

Fair Value Measurements of Other Temporary Investments

Other Temporary Investments include funds held by trustees primarily for the payment of securitization bonds, marketable securities that we intend to hold for less than one year and investments by our protected cell of EIS. See “Other Temporary Investments” section of Note 1.

The following is a summary of Other Temporary Investments:

	December 31, 2011
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
Other Temporary Investments	Cost	Gains	Losses	Value
	(in millions)
Restricted Cash (a)	$216	$-	$-	$216
Fixed Income Securities:
Mutual Funds	64	-	-	64
Equity Securities - Mutual Funds	11	3	-	14
Total Other Temporary Investments	$291	$3	$-	$294

	December 31, 2010
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
Other Temporary Investments	Cost	Gains	Losses	Value
	(in millions)
Restricted Cash (a)	$225	$-	$-	$225
Fixed Income Securities:
Mutual Funds	69	-	-	69
Variable Rate Demand Notes	97	-	-	97
Equity Securities - Mutual Funds	18	7	-	25
Total Other Temporary Investments	$409	$7	$-	$416

(a)	Primarily represents amounts held for the payment of debt.

The following table provides the activity for our debt and equity securities within Other Temporary Investments for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
	2011	2010	2009
	(in millions)
Proceeds from Investment Sales	$268	$455	$35
Purchases of Investments	154	503	82
Gross Realized Gains on Investment Sales	4	16	-
Gross Realized Losses on Investment Sales	-	-	-

At December 31, 2011 and 2010, we had no Other Temporary Investments with an unrealized loss position. In 2009, we recorded $9 million ($6 million, net of tax) of other-than-temporary impairments of Other Temporary Investments for equity investments of our protected cell captive insurance company. At December 31, 2011, fixed income securities are primarily debt based mutual funds with short and intermediate maturities. Mutual funds may be sold and do not contain maturity dates.

The following table provides details of Other Temporary Investments included in Accumulated Other Comprehensive Income (Loss) on our balance sheet and the reasons for changes for the year ended December 31, 2011. All amounts in the following table are presented net of related income taxes.

Total Accumulated Other Comprehensive Income (Loss) Activity for Other Temporary Investments
Year Ended December 31, 2011

(in millions)
Balance in AOCI as of December 31, 2010	$4
Changes in Fair Value Recognized in AOCI	1
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income:
Interest Income	(3)
Balance in AOCI as of December 31, 2011	$2

Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal

I&M records securities held in trust funds for decommissioning nuclear facilities and for the disposal of SNF at fair value. See “Nuclear Trust Funds” section of Note 1.

The following is a summary of nuclear trust fund investments at December 31, 2011 and December 31, 2010:

	December 31,
	2011			2010
	Estimated	Gross	Other-Than-	Estimated	Gross	Other-Than-
	Fair	Unrealized	Temporary	Fair	Unrealized	Temporary
	Value	Gains	Impairments	Value	Gains	Impairments
	(in millions)
Cash and Cash Equivalents	$18	$-	$-	$20	$-	$-
Fixed Income Securities:
United States Government	544	61	(1)	461	23	(1)
Corporate Debt	54	5	(2)	59	4	(2)
State and Local Government	330	-	(2)	341	(1)	-
Subtotal Fixed Income Securities	928	66	(5)	861	26	(3)
Equity Securities - Domestic	646	215	(80)	634	183	(123)
Spent Nuclear Fuel and
Decommissioning Trusts	$1,592	$281	$(85)	$1,515	$209	$(126)

The following table provides the securities activity within the decommissioning and SNF trusts for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
	2011	2010	2009
	(in millions)
Proceeds from Investment Sales	$1,111	$1,362	$713
Purchases of Investments	1,167	1,415	771
Gross Realized Gains on Investment Sales	33	12	28
Gross Realized Losses on Investment Sales	22	2	1

The adjusted cost of debt securities was $862 million and $835 million as of December 31, 2011 and 2010, respectively. The adjusted cost of equity securities was $431 million and $451 million as of December 31, 2011 and 2010, respectively.

The fair value of debt securities held in the nuclear trust funds, summarized by contractual maturities, at December 31, 2011 was as follows:

Fair Value
of Debt
Securities
(in millions)
Within 1 year	$62
1 year – 5 years	285
5 years – 10 years	350
After 10 years	231
Total	$928

Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, our financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2011 and 2010. As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. There have not been any significant changes in AEP's valuation techniques.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2011

	Level 1	Level 2	Level 3	Other	Total

Assets:	(in millions)

Cash and Cash Equivalents (a)	$6	$-	$-	$215	$221

Other Temporary Investments
Restricted Cash (a)	191	-	-	25	216
Fixed Income Securities:
Mutual Funds	64	-	-	-	64
Equity Securities - Mutual Funds (b)	14	-	-	-	14
Total Other Temporary Investments	269	-	-	25	294

Risk Management Assets
Risk Management Commodity Contracts (c) (f)	47	1,299	147	(945)	548
Cash Flow Hedges:
Commodity Hedges (c)	15	23	-	(18)	20
De-designated Risk Management Contracts (d)	-	-	-	28	28
Total Risk Management Assets	62	1,322	147	(935)	596

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	-	5	-	13	18
Fixed Income Securities:
United States Government	-	544	-	-	544
Corporate Debt	-	54	-	-	54
State and Local Government	-	330	-	-	330
Subtotal Fixed Income Securities	-	928	-	-	928
Equity Securities - Domestic (b)	646	-	-	-	646
Total Spent Nuclear Fuel and Decommissioning Trusts	646	933	-	13	1,592

Total Assets	$983	$2,255	$147	$(682)	$2,703

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (f)	$43	$1,209	$78	$(1,052)	$278
Cash Flow Hedges:
Commodity Hedges (c)	-	43	-	(18)	25
Interest Rate/Foreign Currency Hedges	-	42	-	-	42
Total Risk Management Liabilities	$43	$1,294	$78	$(1,070)	$345

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2010

	Level 1	Level 2	Level 3	Other	Total

Assets:	(in millions)

Cash and Cash Equivalents (a)	$170	$-	$-	$124	$294

Other Temporary Investments
Restricted Cash (a)	184	-	-	41	225
Fixed Income Securities:
Mutual Funds	69	-	-	-	69
Variable Rate Demand Notes	-	97	-	-	97
Equity Securities - Mutual Funds (b)	25	-	-	-	25
Total Other Temporary Investments	278	97	-	41	416

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	20	1,432	112	(1,013)	551
Cash Flow Hedges:
Commodity Hedges (c)	11	17	-	(15)	13
Interest Rate/Foreign Currency Hedges	-	25	-	-	25
Fair Value Hedges	-	7	-	-	7
De-designated Risk Management Contracts (d)	-	-	-	46	46
Total Risk Management Assets	31	1,481	112	(982)	642

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	-	8	-	12	20
Fixed Income Securities:
United States Government	-	461	-	-	461
Corporate Debt	-	59	-	-	59
State and Local Government	-	341	-	-	341
Subtotal Fixed Income Securities	-	861	-	-	861
Equity Securities - Domestic (b)	634	-	-	-	634
Total Spent Nuclear Fuel and Decommissioning Trusts	634	869	-	12	1,515

Total Assets	$1,113	$2,447	$112	$(805)	$2,867

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$25	$1,325	$27	$(1,114)	$263
Cash Flow Hedges:
Commodity Hedges (c)	4	13	-	(15)	2
Interest Rate/Foreign Currency Hedges	-	4	-	-	4
Fair Value Hedges	-	1	-	-	1
Total Risk Management Liabilities	$29	$1,343	$27	$(1,129)	$270

(a)       Amounts in "Other" column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 amounts primarily represent investments in money market funds.

(b)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(c)       Amounts in "Other" column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for "Derivatives and Hedging."

(d)       Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for "Derivatives and Hedging." At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.

(e)       Amounts in "Other" column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.

(f)       The December 31, 2011 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $3 million in 2012, $7 million in periods 2013-2015 and ($6) million in periods 2016-2018; Level 2 matures $21 million in 2012, $50 million in periods 2013-2015, $11 million in periods 2016-2017 and $8 million in periods 2018-2030; Level 3 matures ($19) million in 2012, $44 million in periods 2013-2015, $18 million in periods 2016-2017 and $26 million in periods 2018-2030. Risk management commodity contracts are substantially comprised of power contracts.

(g)       The December 31, 2010 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures ($2) million in 2011, $2 million in periods 2012-2014 and ($5) million in periods 2015-2018; Level 2 matures $13 million in 2011, $66 million in periods 2012-2014, $12 million in periods 2015-2016 and $16 million in periods 2017-2028; Level 3 matures $18 million in 2011, $24 million in periods 2012-2014, $16 million in periods 2015-2016 and $27 million in periods 2017-2028. Risk management commodity contracts are substantially comprised of power contracts.

There have been no transfers between Level 1 and Level 2 during the years ended December 31, 2011 and 2010.

The following tables set forth a reconciliation of changes in the fair value of net trading derivatives and other investments classified as Level 3 in the fair value hierarchy:

Net Risk Management
Year Ended December 31, 2011	Assets (Liabilities)
(in millions)
Balance as of December 31, 2010	$85
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(10)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	9
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	-
Purchases, Issuances and Settlements (c)	(3)
Transfers into Level 3 (d) (f)	13
Transfers out of Level 3 (e) (f)	(12)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	(13)
Balance as of December 31, 2011	$69

Net Risk Management
Year Ended December 31, 2010	Assets (Liabilities)

(in millions)
Balance as of December 31, 2009	$62
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	5
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	63
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	-
Purchases, Issuances and Settlements (c)	(25)
Transfers into Level 3 (d) (f)	18
Transfers out of Level 3 (e) (f)	(53)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	15
Balance as of December 31, 2010	$85

Net Risk Management
Year Ended December 31, 2009	Assets (Liabilities)
(in millions)
Balance as of December 31, 2008	$49
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(4)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	44
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	-
Purchases, Issuances and Settlements (c)	(17)
Transfers in and/or out of Level 3 (h)	(25)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	15
Balance as of December 31, 2009	$62

(a)       Included in revenues on our statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Represents existing assets or liabilities that were previously categorized as Level 3.

(f)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on our statements of income. These net gains (losses) are recorded as regulatory liabilities/assets.

(h)       Represents existing assets or liabilities that were either previously categorized as a higher level for which the inputs to the model became unobservable or assets and liabilities that were previously classified as Level 3 for which the lowest significant input became observable during the period.

Appalachian Power Co [Member]
Fair Value Measurements [Abstract]
Fair Value Measurements

10. FAIR VALUE MEASUREMENTS

Fair Value Measurements of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities. These instruments are not marked-to-market. The estimates presented are not necessarily indicative of the amounts that could be realized in a current market exchange.

The book values and fair values of Long-term Debt for the Registrant Subsidiaries as of December 31, 2011 and 2010 are summarized in the following table:

	December 31,
	2011		2010
Company	Book Value	Fair Value	Book Value	Fair Value

	(in thousands)
APCo	$3,726,251	$4,431,912	$3,561,141	$3,878,557
I&M	2,057,675	2,339,344	2,004,226	2,169,520
OPCo	4,054,148	4,665,739	4,168,352	4,516,499
PSO	947,364	1,123,306	971,186	1,040,656
SWEPCo	1,728,637	2,019,094	1,769,520	1,931,516

Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, the Registrant Subsidiaries' financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2011 and 2010. As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. There have not been any significant changes in management's valuation techniques.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2011
APCo
	Level 1	Level 2	Level 3	Other	Total

Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (f)	$4,680	$302,128	$25,423	$(255,324)	$76,907
Cash Flow Hedges:
Commodity Hedges (a)	-	1,095	-	(664)	431
De-designated Risk Management Contracts (b)	-	-	-	1,533	1,533
Total Risk Management Assets	$4,680	$303,223	$25,423	$(254,455)	$78,871

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (f)	$2,535	$291,194	$23,379	$(279,997)	$37,111
Cash Flow Hedges:
Commodity Hedges (a)	-	3,009	73	(664)	2,418
Total Risk Management Liabilities	$2,535	$294,203	$23,452	$(280,661)	$39,529

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2010
APCo
	Level 1	Level 2	Level 3	Other	Total

Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (f)	$1,686	$330,605	$13,791	$(270,012)	$76,070
Cash Flow Hedges:
Commodity Hedges (a)	-	2,591	-	(2,258)	333
Interest Rate/Foreign Currency Hedges	-	11,888	-	-	11,888
De-designated Risk Management Contracts (b)	-	-	-	3,371	3,371
Total Risk Management Assets	$1,686	$345,084	$13,791	$(268,899)	$91,662

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (f)	$1,653	$312,258	$8,660	$(284,432)	$38,139
Cash Flow Hedges:
Commodity Hedges (a)	-	2,985	-	(2,258)	727
Total Risk Management Liabilities	$1,653	$315,243	$8,660	$(286,690)	$38,866

(a)       Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(b)       Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for “Derivatives and Hedging.” At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.

(c)       Amounts in “Other” column primarily represent cash deposits with third parties. Level 1 amounts primarily represent investments in money market funds.

(d)       Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.

(e)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(f)       Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

There have been no transfers between Level 1 and Level 2 during the years ended December 31, 2011 and 2010.

The following tables set forth a reconciliation of changes in the fair value of net trading derivatives classified as Level 3 in the fair value hierarchy:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(2,154)	(1,261)	(2,711)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	7,741	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	(73)	(47)	(100)	-	-
Purchases, Issuances and Settlements (c)	1,574	847	1,858	-	-
Transfers into Level 3 (d) (f)	2,488	1,531	3,257	-	-
Transfers out of Level 3 (e) (f)	(3,003)	(1,906)	(4,032)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	(1,992)	(1,009)	(9,930)	(1)	(2)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2009	$9,428	$4,816	$10,345	$2	$3
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	1,670	963	2,053	2	2
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	21,314	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	(7,163)	(4,121)	(8,800)	(1)	(1)
Transfers into Level 3 (d) (f)	1,133	616	1,333	-	-
Transfers out of Level 3 (e) (f)	(10,999)	(6,558)	(13,978)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	11,062	7,392	(5,684)	(2)	(2)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2008	$8,009	$4,352	$10,060	$(2)	$(3)
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(1,324)	(719)	(1,664)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	9,181	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	(5,464)	(2,847)	(6,623)	-	-
Transfers in and/or out of Level 3 (h)	(500)	(263)	(609)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	8,707	4,293	-	4	6
Balance as of December 31, 2009	$9,428	$4,816	$10,345	$2	$3

(a)       Included in revenues on the statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk        management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Represents existing assets or liabilities that were previously categorized as Level 3.

(f)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains        (losses) are recorded as regulatory assets/liabilities.

(h)       Represents existing assets or liabilities that were either previously categorized as a higher level for which the inputs to        the model became unobservable or assets and liabilities that were previously classified as Level 3 for which the lowest        significant input became observable during the period.

Indiana Michigan Power Co [Member]
Fair Value Measurements [Abstract]
Fair Value Measurements

10. FAIR VALUE MEASUREMENTS

Fair Value Measurements of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities. These instruments are not marked-to-market. The estimates presented are not necessarily indicative of the amounts that could be realized in a current market exchange.

The book values and fair values of Long-term Debt for the Registrant Subsidiaries as of December 31, 2011 and 2010 are summarized in the following table:

	December 31,
	2011		2010
Company	Book Value	Fair Value	Book Value	Fair Value

	(in thousands)
APCo	$3,726,251	$4,431,912	$3,561,141	$3,878,557
I&M	2,057,675	2,339,344	2,004,226	2,169,520
OPCo	4,054,148	4,665,739	4,168,352	4,516,499
PSO	947,364	1,123,306	971,186	1,040,656
SWEPCo	1,728,637	2,019,094	1,769,520	1,931,516

Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal

I&M records securities held in trust funds for decommissioning nuclear facilities and for the disposal of SNF at fair value. See “Nuclear Trust Funds” section of Note 1.

The following is a summary of nuclear trust fund investments at December 31, 2011 and 2010:

	December 31,
	2011			2010
	Estimated	Gross	Other-Than-	Estimated	Gross	Other-Than-
	Fair	Unrealized	Temporary	Fair	Unrealized	Temporary
	Value	Gains	Impairments	Value	Gains	Impairments

	(in thousands)
Cash and Cash Equivalents	$18,229	$-	$-	$20,039	$-	$-
Fixed Income Securities:
United States Government	543,506	60,946	(547)	461,084	22,582	(1,489)
Corporate Debt	53,979	4,932	(1,536)	59,463	3,716	(1,905)
State and Local Government	329,986	(430)	(2,236)	340,786	(975)	(340)
Subtotal Fixed Income Securities	927,471	65,448	(4,319)	861,333	25,323	(3,734)
Equity Securities - Domestic	646,032	214,748	(79,536)	633,855	183,447	(122,889)
Spent Nuclear Fuel and
Decommissioning Trusts	$1,591,732	$280,196	$(83,855)	$1,515,227	$208,770	$(126,623)

The following table provides the securities activity within the decommissioning and SNF trusts for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Proceeds from Investment Sales	$1,110,909	$1,361,813	$712,742
Purchases of Investments	1,166,690	1,414,473	770,919
Gross Realized Gains on Investment Sales	33,382	11,570	28,218
Gross Realized Losses on Investment Sales	22,159	2,087	1,241

The adjusted cost of debt securities was $862 million and $835 million as of December 31, 2011 and 2010, respectively. The adjusted cost of equity securities was $431 million and $451 million as of December 31, 2011 and 2010, respectively.

The fair value of debt securities held in the nuclear trust funds, summarized by contractual maturities, at December 31, 2011 was as follows:

Fair Value
of Debt
Securities

(in thousands)
Within 1 year	$62,383
1 year – 5 years	284,942
5 years – 10 years	349,587
After 10 years	230,559
Total	$927,471

Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, the Registrant Subsidiaries' financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2011 and 2010. As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. There have not been any significant changes in management's valuation techniques.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2011
I&M
	Level 1	Level 2	Level 3	Other	Total

Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (f)	$3,001	$203,175	$16,305	$(162,227)	$60,254
Cash Flow Hedges:
Commodity Hedges (a)	-	702	-	(425)	277
De-designated Risk Management Contracts (b)	-	-	-	983	983
Total Risk Management Assets	3,001	203,877	16,305	(161,669)	61,514

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (d)	-	5,431	-	12,798	18,229
Fixed Income Securities:
United States Government	-	543,506	-	-	543,506
Corporate Debt	-	53,979	-	-	53,979
State and Local Government	-	329,986	-	-	329,986
Subtotal Fixed Income Securities	-	927,471	-	-	927,471
Equity Securities - Domestic (e)	646,032	-	-	-	646,032
Total Spent Nuclear Fuel and Decommissioning Trusts	646,032	932,902	-	12,798	1,591,732

Total Assets	$649,033	$1,136,779	$16,305	$(148,871)	$1,653,246

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (f)	$1,626	$185,092	$14,995	$(178,022)	$23,691
Cash Flow Hedges:
Commodity Hedges (a)	-	1,901	47	(425)	1,523
Interest Rate/Foreign Currency Hedges	-	10,637	-	-	10,637
Total Risk Management Liabilities	$1,626	$197,630	$15,042	$(178,447)	$35,851

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
	December 31, 2010
I&M
	Level 1	Level 2	Level 3	Other	Total

Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (f)	$1,014	$209,031	$8,295	$(161,531)	$56,809
Cash Flow Hedges:
Commodity Hedges (a)	-	1,533	-	(1,358)	175
De-designated Risk Management Contracts (b)	-	-	-	2,027	2,027
Total Risk Management Assets	1,014	210,564	8,295	(160,862)	59,011

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (d)	-	7,898	-	12,141	20,039
Fixed Income Securities:
United States Government	-	461,084	-	-	461,084
Corporate Debt	-	59,463	-	-	59,463
State and Local Government	-	340,786	-	-	340,786
Subtotal Fixed Income Securities	-	861,333	-	-	861,333
Equity Securities - Domestic (e)	633,855	-	-	-	633,855
Total Spent Nuclear Fuel and Decommissioning Trusts	633,855	869,231	-	12,141	1,515,227

Total Assets	$634,869	$1,079,795	$8,295	$(148,721)	$1,574,238

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (f)	$994	$186,898	$5,187	$(170,201)	$22,878
Cash Flow Hedges:
Commodity Hedges (a)	-	1,795	-	(1,358)	437
Total Risk Management Liabilities	$994	$188,693	$5,187	$(171,559)	$23,315

(a)       Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(b)       Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for “Derivatives and Hedging.” At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.

(c)       Amounts in “Other” column primarily represent cash deposits with third parties. Level 1 amounts primarily represent investments in money market funds.

(d)       Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.

(e)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(f)       Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

There have been no transfers between Level 1 and Level 2 during the years ended December 31, 2011 and 2010.

The following tables set forth a reconciliation of changes in the fair value of net trading derivatives classified as Level 3 in the fair value hierarchy:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(2,154)	(1,261)	(2,711)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	7,741	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	(73)	(47)	(100)	-	-
Purchases, Issuances and Settlements (c)	1,574	847	1,858	-	-
Transfers into Level 3 (d) (f)	2,488	1,531	3,257	-	-
Transfers out of Level 3 (e) (f)	(3,003)	(1,906)	(4,032)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	(1,992)	(1,009)	(9,930)	(1)	(2)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2009	$9,428	$4,816	$10,345	$2	$3
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	1,670	963	2,053	2	2
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	21,314	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	(7,163)	(4,121)	(8,800)	(1)	(1)
Transfers into Level 3 (d) (f)	1,133	616	1,333	-	-
Transfers out of Level 3 (e) (f)	(10,999)	(6,558)	(13,978)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	11,062	7,392	(5,684)	(2)	(2)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2008	$8,009	$4,352	$10,060	$(2)	$(3)
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(1,324)	(719)	(1,664)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	9,181	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	(5,464)	(2,847)	(6,623)	-	-
Transfers in and/or out of Level 3 (h)	(500)	(263)	(609)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	8,707	4,293	-	4	6
Balance as of December 31, 2009	$9,428	$4,816	$10,345	$2	$3

(a)       Included in revenues on the statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk        management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Represents existing assets or liabilities that were previously categorized as Level 3.

(f)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains        (losses) are recorded as regulatory assets/liabilities.

(h)       Represents existing assets or liabilities that were either previously categorized as a higher level for which the inputs to        the model became unobservable or assets and liabilities that were previously classified as Level 3 for which the lowest        significant input became observable during the period.

Ohio Power Co [Member]
Fair Value Measurements [Abstract]
Fair Value Measurements

10. FAIR VALUE MEASUREMENTS

Fair Value Measurements of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities. These instruments are not marked-to-market. The estimates presented are not necessarily indicative of the amounts that could be realized in a current market exchange.

The book values and fair values of Long-term Debt for the Registrant Subsidiaries as of December 31, 2011 and 2010 are summarized in the following table:

	December 31,
	2011		2010
Company	Book Value	Fair Value	Book Value	Fair Value

	(in thousands)
APCo	$3,726,251	$4,431,912	$3,561,141	$3,878,557
I&M	2,057,675	2,339,344	2,004,226	2,169,520
OPCo	4,054,148	4,665,739	4,168,352	4,516,499
PSO	947,364	1,123,306	971,186	1,040,656
SWEPCo	1,728,637	2,019,094	1,769,520	1,931,516

Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, the Registrant Subsidiaries' financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2011 and 2010. As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. There have not been any significant changes in management's valuation techniques.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2011
OPCo
	Level 1	Level 2	Level 3	Other	Total

Assets:	(in thousands)

Other Cash Deposits (c)	$26	$-	$-	$22	$48

Risk Management Assets
Risk Management Commodity Contracts (a) (f)	6,339	421,249	34,425	(356,766)	105,247
Cash Flow Hedges:
Commodity Hedges (a)	-	1,483	-	(899)	584
De-designated Risk Management Contracts (b)	-	-	-	2,076	2,076
Total Risk Management Assets	6,339	422,732	34,425	(355,589)	107,907

Total Assets	$6,365	$422,732	$34,425	$(355,567)	$107,955

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (f)	$3,433	$406,259	$31,659	$(390,139)	$51,212
Cash Flow Hedges:
Commodity Hedges (a)	-	4,038	100	(899)	3,239
Total Risk Management Liabilities	$3,433	$410,297	$31,759	$(391,038)	$54,451

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2010
OPCo
	Level 1	Level 2	Level 3	Other	Total

Assets:	(in thousands)

Other Cash Deposits (c)	$26	$-	$-	$-	$26

Risk Management Assets
Risk Management Commodity Contracts (a) (f)	2,158	500,259	17,659	(420,146)	99,930
Cash Flow Hedges:
Commodity Hedges (a)	-	3,295	-	(2,892)	403
De-designated Risk Management Contracts (b)	-	-	-	4,315	4,315
Total Risk Management Assets	2,158	503,554	17,659	(418,723)	104,648

Total Assets	$2,184	$503,554	$17,659	$(418,723)	$104,674

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (f)	$2,116	$477,377	$11,076	$(438,740)	$51,829
Cash Flow Hedges:
Commodity Hedges (a)	-	3,822	-	(2,892)	930
Total Risk Management Liabilities	$2,116	$481,199	$11,076	$(441,632)	$52,759

(a)       Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(b)       Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for “Derivatives and Hedging.” At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.

(c)       Amounts in “Other” column primarily represent cash deposits with third parties. Level 1 amounts primarily represent investments in money market funds.

(d)       Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.

(e)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(f)       Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

There have been no transfers between Level 1 and Level 2 during the years ended December 31, 2011 and 2010.

The following tables set forth a reconciliation of changes in the fair value of net trading derivatives classified as Level 3 in the fair value hierarchy:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(2,154)	(1,261)	(2,711)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	7,741	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	(73)	(47)	(100)	-	-
Purchases, Issuances and Settlements (c)	1,574	847	1,858	-	-
Transfers into Level 3 (d) (f)	2,488	1,531	3,257	-	-
Transfers out of Level 3 (e) (f)	(3,003)	(1,906)	(4,032)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	(1,992)	(1,009)	(9,930)	(1)	(2)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2009	$9,428	$4,816	$10,345	$2	$3
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	1,670	963	2,053	2	2
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	21,314	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	(7,163)	(4,121)	(8,800)	(1)	(1)
Transfers into Level 3 (d) (f)	1,133	616	1,333	-	-
Transfers out of Level 3 (e) (f)	(10,999)	(6,558)	(13,978)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	11,062	7,392	(5,684)	(2)	(2)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2008	$8,009	$4,352	$10,060	$(2)	$(3)
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(1,324)	(719)	(1,664)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	9,181	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	(5,464)	(2,847)	(6,623)	-	-
Transfers in and/or out of Level 3 (h)	(500)	(263)	(609)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	8,707	4,293	-	4	6
Balance as of December 31, 2009	$9,428	$4,816	$10,345	$2	$3

(a)       Included in revenues on the statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk        management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Represents existing assets or liabilities that were previously categorized as Level 3.

(f)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains        (losses) are recorded as regulatory assets/liabilities.

(h)       Represents existing assets or liabilities that were either previously categorized as a higher level for which the inputs to        the model became unobservable or assets and liabilities that were previously classified as Level 3 for which the lowest        significant input became observable during the period.

Public Service Co Of Oklahoma [Member]
Fair Value Measurements [Abstract]
Fair Value Measurements

10. FAIR VALUE MEASUREMENTS

Fair Value Measurements of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities. These instruments are not marked-to-market. The estimates presented are not necessarily indicative of the amounts that could be realized in a current market exchange.

The book values and fair values of Long-term Debt for the Registrant Subsidiaries as of December 31, 2011 and 2010 are summarized in the following table:

	December 31,
	2011		2010
Company	Book Value	Fair Value	Book Value	Fair Value

	(in thousands)
APCo	$3,726,251	$4,431,912	$3,561,141	$3,878,557
I&M	2,057,675	2,339,344	2,004,226	2,169,520
OPCo	4,054,148	4,665,739	4,168,352	4,516,499
PSO	947,364	1,123,306	971,186	1,040,656
SWEPCo	1,728,637	2,019,094	1,769,520	1,931,516

Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, the Registrant Subsidiaries' financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2011 and 2010. As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. There have not been any significant changes in management's valuation techniques.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2011
PSO
	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (f)	$97	$7,797	$-	$(7,015)	$879

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (f)	$53	$9,542	$-	$(7,092)	$2,503
Cash Flow Hedges:
Commodity Hedges	-	107	-	-	107
Total Risk Management Liabilities	$53	$9,649	$-	$(7,092)	$2,610

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2010
PSO
	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (f)	$-	$21,119	$1	$(20,335)	$785
Cash Flow Hedges:
Commodity Hedges	-	134	-	-	134
Interest Rate/Foreign Currency Hedges	-	13,558	-	-	13,558
Total Risk Management Assets	$-	$34,811	$1	$(20,335)	$14,477

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (f)	$-	$21,498	$-	$(20,379)	$1,119

(a)       Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(b)       Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for “Derivatives and Hedging.” At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.

(c)       Amounts in “Other” column primarily represent cash deposits with third parties. Level 1 amounts primarily represent investments in money market funds.

(d)       Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.

(e)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(f)       Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

There have been no transfers between Level 1 and Level 2 during the years ended December 31, 2011 and 2010.

The following tables set forth a reconciliation of changes in the fair value of net trading derivatives classified as Level 3 in the fair value hierarchy:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(2,154)	(1,261)	(2,711)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	7,741	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	(73)	(47)	(100)	-	-
Purchases, Issuances and Settlements (c)	1,574	847	1,858	-	-
Transfers into Level 3 (d) (f)	2,488	1,531	3,257	-	-
Transfers out of Level 3 (e) (f)	(3,003)	(1,906)	(4,032)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	(1,992)	(1,009)	(9,930)	(1)	(2)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2009	$9,428	$4,816	$10,345	$2	$3
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	1,670	963	2,053	2	2
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	21,314	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	(7,163)	(4,121)	(8,800)	(1)	(1)
Transfers into Level 3 (d) (f)	1,133	616	1,333	-	-
Transfers out of Level 3 (e) (f)	(10,999)	(6,558)	(13,978)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	11,062	7,392	(5,684)	(2)	(2)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2008	$8,009	$4,352	$10,060	$(2)	$(3)
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(1,324)	(719)	(1,664)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	9,181	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	(5,464)	(2,847)	(6,623)	-	-
Transfers in and/or out of Level 3 (h)	(500)	(263)	(609)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	8,707	4,293	-	4	6
Balance as of December 31, 2009	$9,428	$4,816	$10,345	$2	$3

(a)       Included in revenues on the statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk        management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Represents existing assets or liabilities that were previously categorized as Level 3.

(f)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains        (losses) are recorded as regulatory assets/liabilities.

(h)       Represents existing assets or liabilities that were either previously categorized as a higher level for which the inputs to        the model became unobservable or assets and liabilities that were previously classified as Level 3 for which the lowest        significant input became observable during the period.

Southwestern Electric Power Co [Member]
Fair Value Measurements [Abstract]
Fair Value Measurements

10. FAIR VALUE MEASUREMENTS

Fair Value Measurements of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities. These instruments are not marked-to-market. The estimates presented are not necessarily indicative of the amounts that could be realized in a current market exchange.

The book values and fair values of Long-term Debt for the Registrant Subsidiaries as of December 31, 2011 and 2010 are summarized in the following table:

	December 31,
	2011		2010
Company	Book Value	Fair Value	Book Value	Fair Value

	(in thousands)
APCo	$3,726,251	$4,431,912	$3,561,141	$3,878,557
I&M	2,057,675	2,339,344	2,004,226	2,169,520
OPCo	4,054,148	4,665,739	4,168,352	4,516,499
PSO	947,364	1,123,306	971,186	1,040,656
SWEPCo	1,728,637	2,019,094	1,769,520	1,931,516

Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, the Registrant Subsidiaries' financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2011 and 2010. As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. There have not been any significant changes in management's valuation techniques.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2011
SWEPCo
	Level 1	Level 2	Level 3	Other	Total

Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (f)	$122	$7,023	$-	$(6,421)	$724
Cash Flow Hedges:
Interest Rate/Foreign Currency Hedges	-	3	-	-	3
Total Risk Management Assets	$122	$7,026	$-	$(6,421)	$727

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (f)	$66	$11,753	$-	$(6,479)	$5,340
Cash Flow Hedges:
Commodity Hedges	-	97	-	-	97
Interest Rate/Foreign Currency Hedges	-	19,143	-	-	19,143
Total Risk Management Liabilities	$66	$30,993	$-	$(6,479)	$24,580

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2010
SWEPCo
	Level 1	Level 2	Level 3	Other	Total

Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (f)	$-	$36,632	$2	$(35,115)	$1,519
Cash Flow Hedges:
Commodity Hedges	-	123	-	-	123
Interest Rate/Foreign Currency Hedges	-	5	-	-	5
Total Risk Management Assets	$-	$36,760	$2	$(35,115)	$1,647

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (f)	$-	$39,592	$-	$(35,187)	$4,405

(a)       Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(b)       Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for “Derivatives and Hedging.” At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.

(c)       Amounts in “Other” column primarily represent cash deposits with third parties. Level 1 amounts primarily represent investments in money market funds.

(d)       Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.

(e)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(f)       Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

There have been no transfers between Level 1 and Level 2 during the years ended December 31, 2011 and 2010.

The following tables set forth a reconciliation of changes in the fair value of net trading derivatives classified as Level 3 in the fair value hierarchy:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(2,154)	(1,261)	(2,711)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	7,741	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	(73)	(47)	(100)	-	-
Purchases, Issuances and Settlements (c)	1,574	847	1,858	-	-
Transfers into Level 3 (d) (f)	2,488	1,531	3,257	-	-
Transfers out of Level 3 (e) (f)	(3,003)	(1,906)	(4,032)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	(1,992)	(1,009)	(9,930)	(1)	(2)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2009	$9,428	$4,816	$10,345	$2	$3
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	1,670	963	2,053	2	2
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	21,314	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	(7,163)	(4,121)	(8,800)	(1)	(1)
Transfers into Level 3 (d) (f)	1,133	616	1,333	-	-
Transfers out of Level 3 (e) (f)	(10,999)	(6,558)	(13,978)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	11,062	7,392	(5,684)	(2)	(2)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2008	$8,009	$4,352	$10,060	$(2)	$(3)
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(1,324)	(719)	(1,664)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	9,181	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	(5,464)	(2,847)	(6,623)	-	-
Transfers in and/or out of Level 3 (h)	(500)	(263)	(609)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	8,707	4,293	-	4	6
Balance as of December 31, 2009	$9,428	$4,816	$10,345	$2	$3

(a)       Included in revenues on the statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk        management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Represents existing assets or liabilities that were previously categorized as Level 3.

(f)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains        (losses) are recorded as regulatory assets/liabilities.

(h)       Represents existing assets or liabilities that were either previously categorized as a higher level for which the inputs to        the model became unobservable or assets and liabilities that were previously classified as Level 3 for which the lowest        significant input became observable during the period.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

11. INCOME TAXES

The details of our consolidated income taxes before extraordinary items as reported are as follows:

	Years Ended December 31,
	2011	2010	2009
	(in millions)
Federal:
Current	$20	$(134)	$(575)
Deferred	786	760	1,171
Total Federal	806	626	596

State and Local:
Current	37	(20)	(76)
Deferred	(25)	38	55
Total State and Local	12	18	(21)

International:
Current	-	(1)	-
Deferred	-	-	-
Total International	-	(1)	-

Income Tax Expense	$818	$643	$575

The following is a reconciliation of our consolidated difference between the amount of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported.

	Years Ended December 31,
	2011	2010	2009

	(in millions)
Net Income	$1,949	$1,218	$1,365
Extraordinary Items, Net of Tax of $(112) million and $3 million in 2011
and 2009, respectively	(373)	-	5
Income Before Extraordinary Items	1,576	1,218	1,370
Income Tax Expense	818	643	575
Pretax Income	$2,394	$1,861	$1,945

Income Taxes on Pretax Income at Statutory Rate (35%)	$838	$651	$681
Increase (Decrease) in Income Taxes resulting from the following items:
Depreciation	41	47	31
Investment Tax Credits, Net	(15)	(16)	(19)
Energy Production Credits	(18)	(20)	(15)
State and Local Income Taxes, Net	(22)	11	(14)
Removal Costs	(20)	(19)	(19)
AFUDC	(42)	(33)	(36)
Medicare Subsidy	1	12	(11)
Valuation Allowance	86	-	-
Tax Reserve Adjustments	2	(16)	(6)
Other	(33)	26	(17)
Income Tax Expense	$818	$643	$575

Effective Income Tax Rate	34.2%	34.6%	29.6%

The following table shows elements of the net deferred tax liability and significant temporary differences:

	December 31,
	2011	2010

	(in millions)
Deferred Tax Assets	$2,855	$2,519
Deferred Tax Liabilities	(11,185)	(10,009)
Net Deferred Tax Liabilities	$(8,330)	$(7,490)

Property Related Temporary Differences	$(5,963)	$(5,301)
Amounts Due from Customers for Future Federal Income Taxes	(259)	(250)
Deferred State Income Taxes	(668)	(622)
Securitized Transition Assets	(621)	(651)
Regulatory Assets	(1,208)	(867)
Postretirement Benefits	424	356
Accrued Pensions	149	218
Deferred Income Taxes on Other Comprehensive Loss	254	207
Accrued Nuclear Decommissioning	(436)	(395)
Net Operating Loss Carryforward	125	-
Tax Credit Carryforward	182	-
Valuation Allowance	(86)	-
All Other, Net	(223)	(185)
Net Deferred Tax Liabilities	$(8,330)	$(7,490)

AEP System Tax Allocation Agreement

We, along with our subsidiaries, file a consolidated federal income tax return. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to our subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

We are no longer subject to U.S. federal examination for years before 2009. We completed the examination of the years 2007 and 2008 in April 2011 and settled all outstanding issues on appeal for the years 2001 through 2006 in October 2011. The settlements did not have a material impact on net income, cash flows or financial condition. The IRS examination of years 2009 and 2010 started in October 2011. Although the outcome of tax audits is uncertain, in management's opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters. In addition, we accrue interest on these uncertain tax positions. We are not aware of any issues for open tax years that upon final resolution are expected to have a material effect on net income.

We, along with our subsidiaries, file income tax returns in various state, local and foreign jurisdictions. These taxing authorities routinely examine our tax returns and we are currently under examination in several state and local jurisdictions. We believe that we have filed tax returns with positions that may be challenged by these tax authorities. Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and the ultimate resolution of these audits will not materially impact net income. With few exceptions, we are no longer subject to state, local or non-U.S. income tax examinations by tax authorities for years before 2000.

Net Income Tax Operating Loss Carryforward

In 2011, we sustained a federal net income tax operating loss of $226 million driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences. We also had state net income tax operating loss carryforwards as indicated in the table below. As a result, we accrued deferred federal, state and local income tax benefits in 2011. We expect to realize the federal, state and local cash flow benefit in future periods as there was insufficient capacity in prior periods to carry the net operating loss back. We anticipate future taxable income will be sufficient to realize the net income tax operating loss tax benefits before the federal carryforward expires after 2031.

	State Net Income
	Tax Operating
	Loss	Year of
State	Carryforward	Expiration

	(in millions)
Oklahoma	$135	2031
Tennessee	13	2026
Virginia	358	2031
West Virginia	511	2031

We sustained federal, state and local net income tax operating losses in 2009 driven primarily by bonus depreciation, a change in tax accounting method related to units of property and other book versus tax temporary differences. As a result, we accrued current federal, state and local income tax benefits in 2009. We realized the federal cash flow benefit in 2010 as there was sufficient capacity in prior periods to carry the net operating loss back. Most of our state and local jurisdictions do not provide for a net operating loss carry back, therefore the state and local losses were carried forward to future periods.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2009 and 2011 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits. At December 31, 2011, we have total federal tax credit carryforwards of $182 million and total state tax credit carryforwards of $74 million, not all of which are subject to an expiration date. If these credits are not utilized, the federal general business tax credits of $81 million will expire in the years 2028 through 2031 and the state coal tax credits of $29 million will expire in the years 2013 through 2021.

We anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused. We do not anticipate state taxable income will be sufficient in future periods to realize the tax benefits of all state income tax credits before they expire unused and we have provided a valuation allowance accordingly.

Valuation Allowance

We assess past results and future operations to estimate and evaluate available positive and negative evidence to evaluate whether sufficient future taxable income will be generated to use existing deferred tax assets. A significant piece of objective negative information evaluated were the net income tax operating losses sustained in 2009 and 2011. On the basis of this evaluation of available positive and negative evidence, as of December 31, 2011, a valuation allowance of $30 million for state tax credits, net of federal tax, and $56 million for an unrealized capital loss has been recorded in order to measure only the portion of the deferred tax assets that, more likely than not, will be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence, such as our projections for growth.

For a discussion of the tax implications of the unrealized capital loss resulting from our settlement with BOA and Enron, see “Enron Bankruptcy” section of Note 5.

Uncertain Tax Positions

We recognize interest accruals related to uncertain tax positions in interest income or expense, as applicable, and penalties in Other Operation in accordance with the accounting guidance for “Income Taxes.”

The following table shows amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2011	2010	2009

	(in millions)
Interest Expense	$8	$8	$1
Interest Income	22	11	5
Reversal of Prior Period Interest Expense	13	5	5

The following table shows balances for amounts accrued for the receipt of interest and the payment of interest and penalties:

	December 31,
	2011	2010

	(in millions)
Accrual for Receipt of Interest	$13	$42
Accrual for Payment of Interest and Penalties	6	21

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010	2009

	(in millions)
Balance at January 1,	$219	$237	$237
Increase - Tax Positions Taken During a Prior Period	51	40	56
Decrease - Tax Positions Taken During a Prior Period	(43)	(43)	(65)
Increase - Tax Positions Taken During the Current Year	10	-	16
Decrease - Tax Positions Taken During the Current Year	-	(6)	-
Increase - Settlements with Taxing Authorities	-	-	1
Decrease - Settlements with Taxing Authorities	(31)	(2)	-
Decrease - Lapse of the Applicable Statute of Limitations	(38)	(7)	(8)
Balance at December 31,	$168	$219	$237

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate is $111 million, $112 million and $137 million for 2011, 2010 and 2009, respectively. We believe there will be no significant net increase or decrease in unrecognized tax benefits within 12 months of the reporting date.

Federal Tax Legislation

Under the Energy Tax Incentives Act of 2005, we filed applications with the United States Department of Energy and the IRS in 2008 for the West Virginia IGCC project and in July 2008 the IRS allocated the project $134 million in credits. In September 2008, we entered into a memorandum of understanding with the IRS concerning the requirements of claiming the credits. We had until July 2010 to meet certain minimum requirements under the agreement with the IRS or the credits would be forfeited. In July 2010, we forfeited the allocated tax credits.

The American Recovery and Reinvestment Tax Act of 2009 provided for several new grant programs and expanded tax credits and an extension of the 50% bonus depreciation provision enacted in the Economic Stimulus Act of 2008. The enacted provisions did not have a material impact on net income or financial condition. However, the bonus depreciation contributed to the 2009 federal net operating tax loss that resulted in a 2010 cash flow benefit of $419 million.

The Patient Protection and Affordable Care Act and the related Health Care and Education Reconciliation Act (Health Care Acts) were enacted in March 2010. The Health Care Acts amend tax rules so that the portion of employer health care costs that are reimbursed by the Medicare Part D prescription drug subsidy will no longer be deductible by the employer for federal income tax purposes effective for years beginning after December 31, 2012. Because of the loss of the future tax deduction, a reduction in the deferred tax asset related to the nondeductible OPEB liabilities accrued to date was recorded in March 2010. This reduction did not materially affect our cash flows or financial condition. For the year ended December 31, 2010, deferred tax assets decreased $56 million, partially offset by recording net tax regulatory assets of $35 million in our jurisdictions with regulated operations, resulting in a decrease in net income of $21 million.

The Small Business Jobs Act (the Act) was enacted in September 2010. Included in the Act was a one-year extension of the 50% bonus depreciation provision. The Tax Relief, Unemployment Insurance Reauthorization and the Job Creation Act of 2010 extended the life of research and development, employment and several energy tax credits originally scheduled to expire at the end of 2010. In addition, the Act extended the time for claiming bonus depreciation and increased the deduction to 100% for part of 2010 and 2011. The enacted provisions will not have a material impact on net income or financial condition but had a favorable impact on cash flows of $318 million in 2010.

In December of 2011 the U.S. Treasury Department issued guidance regarding the deduction and capitalization of expenditures related to tangible property. The guidance was in the form of proposed and temporary regulations and generally is effective for tax years beginning in 2012. These regulations did not have an impact on either net income or cash flow in 2011. We are still evaluating the impact these regulations will have on future periods.

State Tax Legislation

Ohio House Bill 66 of 2005 imposed a commercial activity tax at a fully phased-in rate of 0.26% on all Ohio gross receipts. The tax was phased-in over a five-year period that began July 1, 2005 at 23% of the full 0.26% rate. As a result of this tax, expenses of approximately $14 million, $13 million and $11 million were recorded in 2011, 2010 and 2009, respectively, in Taxes Other Than Income Taxes.

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rates from 8.5% to 6.5%. The current 8.5% Indiana corporate income tax rate is scheduled for a 0.5% reduction each year beginning after June 30, 2012 with the final reduction occurring in years beginning after June 30, 2015.

In May 2011, Michigan repealed its Business Tax regime and replaced it with a traditional corporate net income tax with a rate of 6%, effective January 1, 2012.

During the third quarter of 2011, the state of West Virginia determined that the state had achieved certain minimum levels of shortfall reserve funds and thus, the West Virginia corporate income tax rate will be reduced to 7.75% in 2012. The enacted provisions will not have a material impact on net income, cash flows or financial condition.

Appalachian Power Co [Member]
Income Taxes [Abstract]
Income Taxes

11. INCOME TAXES

The details of the Registrant Subsidiaries' income taxes before extraordinary item as reported are as follows:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(66,216)	$1,795	$11,403	$(46,528)	$(16,066)
Deferred	144,413	63,947	292,831	92,695	81,764
Deferred Investment Tax Credits	(3,967)	(2,316)	(2,928)	3,933	(1,484)
Income Tax Expense	$74,230	$63,426	$301,306	$50,100	$64,214

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(273,084)	$(187,911)	$(201,077)	$(11,338)	$(6,963)
Deferred	322,626	271,264	514,201	56,029	28,016
Deferred Investment Tax Credits	(4,093)	(2,316)	(2,929)	(770)	(3,542)
Income Tax Expense	$45,449	$81,037	$310,195	$43,921	$17,511

Shown below for each Registrant Subsidiary is a reconciliation of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory rate and the amount of income taxes reported.

APCo	Years Ended December 31,
	2011	2010	2009

	(in thousands)
Net Income	$162,758	$136,668	$155,814
Income Tax Expense	89,860	74,230	45,449
Pretax Income	$252,618	$210,898	$201,263

Income Taxes on Pretax Income at Statutory Rate (35%)	$88,416	$73,814	$70,442
Increase (Decrease) in Income Taxes resulting from the following items:
Depreciation	17,923	18,134	11,357
AFUDC	(5,314)	(1,860)	(4,469)
Removal Costs	(4,447)	(6,709)	(6,424)
Investment Tax Credits, Net	(2,569)	(3,967)	(4,093)
State and Local Income Taxes, Net	(35,532)	(7,189)	(15,821)
Medicare Subsidy	4,908	(1,159)	(1,665)
Valuation Allowance	30,541	-	-
Conservation Easement	-	-	(5,250)
Other	(4,066)	3,166	1,372
Income Tax Expense	$89,860	$74,230	$45,449

Effective Income Tax Rate	35.6%	35.2%	22.6%

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant Subsidiary:

APCo	December 31,
	2011	2010

	(in thousands)
Deferred Tax Assets	$591,379	$417,393
Deferred Tax Liabilities	(2,341,814)	(2,103,645)
Net Deferred Tax Liabilities	$(1,750,435)	$(1,686,252)

Property Related Temporary Differences	$(1,303,698)	$(1,151,667)
Amounts Due from Customers for Future Federal Income Taxes	(95,960)	(104,995)
Deferred State Income Taxes	(235,296)	(242,579)
Deferred Income Taxes on Other Comprehensive Loss	31,523	25,859
Deferred Fuel and Purchased Power	(131,137)	(129,671)
Accrued Pensions	45,782	52,406
Regulatory Assets	(194,161)	(179,686)
Postretirement Benefits	61,109	54,484
Net Operating Loss Carryforward	88,721	-
Tax Credit Carryforward	37,850	-
Valuation Allowance	(30,541)	-
All Other, Net	(24,627)	(10,403)
Net Deferred Tax Liabilities	$(1,750,435)	$(1,686,252)

AEP System Tax Allocation Agreement

The Registrant Subsidiaries join in the filing of a consolidated federal income tax return with their affiliates in the AEP System. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to its subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

The Registrant Subsidiaries are no longer subject to U.S. federal examination for years before 2009. The Registrant Subsidiaries completed the examination of the years 2007 and 2008 in April 2011 and settled all outstanding issues on appeal for the years 2001 through 2006 in October 2011. The settlements did not have a material impact on the Registrant Subsidiaries' net income, cash flows or financial condition. The IRS examination of years 2009 and 2010 started in October 2011. Although the outcome of tax audits is uncertain, in management's opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters. In addition, the Registrant Subsidiaries accrue interest on these uncertain tax positions. Management is not aware of any issues for open tax years that upon final resolution are expected to have a material effect on net income.

The Registrant Subsidiaries file income tax returns in various state and local jurisdictions. These taxing authorities routinely examine their tax returns and the Registrant Subsidiaries are currently under examination in several state and local jurisdictions. Management believes that previously filed tax returns have positions that may be challenged by these tax authorities. However, management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. With few exceptions, the Registrant Subsidiaries are no longer subject to state or local income tax examinations by tax authorities for years before 2000.

Net Income Tax Operating Loss Carryforward

In 2011, APCo and I&M sustained federal net income tax operating losses of $313 million and $123 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences. APCo, OPCo and PSO also had state net income tax operating loss carryforwards as indicated in the table below. As a result, APCo, I&M, OPCo and PSO accrued deferred federal and/or state and local income tax benefits in 2011 and expect to realize the federal, state and local cash flow benefits in future periods as there was insufficient capacity in prior periods to carry the net operating losses back. Management anticipates future taxable income will be sufficient to realize the net income tax operating loss tax benefits before the federal carryforward expires after 2031.

		State Net Income
		Tax Operating
		Loss	Year of
Company	State	Carryforward	Expiration
		(in thousands)
APCo	Tennessee	$13,406	2026
APCo	Virginia	358,469	2031
APCo	West Virginia	468,621	2031
OPCo	West Virginia	41,932	2031
PSO	Oklahoma	134,536	2031

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$36,966	$4,487	$61,307	$28,727
I&M	3,863	2,564	-	-
OPCo	51,703	1,500	-	-
PSO	6,982	214	13,303	-
SWEPCo	5,631	-	-	-

The Registrant Subsidiaries anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused. APCo does not anticipate that state taxable income will be sufficient in future periods to realize the tax benefits of all state tax credits before they expire unused and a valuation allowance has been provided accordingly.

Valuation Allowance

Management assesses past results and future operations to estimate and evaluate available positive and negative evidence to evaluate whether sufficient future taxable income will be generated to use existing deferred tax assets. A significant piece of objective negative information evaluated were the net income tax operating losses sustained in 2009 and 2011. On the basis of this evaluation of available positive and negative evidence, as of December 31, 2011, a valuation allowance of $30.5 million for state tax credits, net of federal tax, has been recorded by APCo in order to measure only the portion of the deferred tax assets that, more likely than not, will be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence, such as projections for growth.

Uncertain Tax Positions

The Registrant Subsidiaries recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2011			2010
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense

	(in thousands)
APCo	$737	$3,229	$2,416	$2,330	$-	$1,146
I&M	-	2,681	638	-	209	159
OPCo	1,213	5,173	4,019	3,948	-	1,653
PSO	239	344	3,123	455	-	871
SWEPCo	1,382	1,991	2,255	749	-	320

	Year Ended December 31, 2009
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense
	(in thousands)
APCo	$593	$-	$1,803
I&M	-	4,090	119
OPCo	3,312	-	1,695
PSO	-	721	382
SWEPCo	12	424	428

The following table shows balances for amounts accrued for the receipt of interest:

	December 31,
Company	2011	2010

	(in thousands)
APCo	$70	$934
I&M	759	7,642
OPCo	869	2,790
PSO	134	-
SWEPCo	452	957

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2011	2010

	(in thousands)
APCo	$120	$1,274
I&M	145	1,823
OPCo	1,513	6,077
PSO	426	877
SWEPCo	668	1,107

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance at December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2010	$17,292	$20,007	$65,551	$12,216	$10,163
Increase - Tax Positions Taken During
a Prior Period	4,177	4,964	19,214	151	6,128
Decrease - Tax Positions Taken During
a Prior Period	(6,376)	(5,287)	(8,837)	(1,200)	(376)
Decrease - Tax Positions Taken During
the Current Year	(1,015)	(1,487)	(1,749)	(517)	(691)
Decrease - Settlements with Taxing
Authorities	(811)	(236)	(70)	(265)	(4)
Decrease - Lapse of the Applicable
Statute of Limitations	-	(90)	(5,454)	(540)	(810)
Balance at December 31, 2010	$13,267	$17,871	$68,655	$9,845	$14,410

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2009	$20,573	$11,815	$73,517	$13,310	$10,252
Increase - Tax Positions Taken During
a Prior Period	5,339	8,336	18,038	2,304	4,102
Decrease - Tax Positions Taken During
a Prior Period	(8,263)	(14,921)	(24,024)	(2,322)	(3,065)
Increase - Tax Positions Taken During
the Current Year	2,471	14,398	890	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	(195)	(533)	(357)
Increase - Settlements with Taxing
Authorities	-	645	-	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	(2,828)	(266)	(2,675)	(543)	(769)
Balance at December 31, 2009	$17,292	$20,007	$65,551	$12,216	$10,163

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date. The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant Subsidiary was as follows:

Company	2011	2010	2009
	(in thousands)
APCo	$806	$1,109	$3,777
I&M	654	1,664	1,271
OPCo	21,177	28,749	33,504
PSO	1,882	1,977	2,985
SWEPCo	3,717	2,481	2,278

Federal Tax Legislation – Affecting APCo

Under the Energy Tax Incentives Act of 2005, AEP filed applications with the United States Department of Energy and the IRS in 2008 for the West Virginia IGCC project and in July 2008 the IRS allocated the project $134 million in credits. In September 2008, AEP entered into a memorandum of understanding with the IRS concerning the requirements of claiming the credits. AEP had until July 2010 to meet certain minimum requirements under the agreement with the IRS or the credits would be forfeited. In July 2010, AEP forfeited the allocated tax credits.

Federal Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The American Recovery and Reinvestment Act of 2009 provided for several new grant programs and expanded tax credits and an extension of the 50% bonus depreciation provision enacted in the Economic Stimulus Act of 2008. The enacted provisions did not have a material impact on net income or financial condition. However, the bonus depreciation contributed to AEP's 2009 federal net operating tax loss that resulted in a 2010 cash flow benefit to the Registrant Subsidiaries as follows:

Company	(in thousands)

APCo	$170,466
I&M	78,456
OPCo	141,111
PSO	10,741
SWEPCo	-

The Patient Protection and Affordable Care Act and the related Health Care and Education Reconciliation Act (Health Care Acts) were enacted in March 2010. The Health Care Acts amend tax rules so that the portion of employer health care costs that are reimbursed by the Medicare Part D prescription drug subsidy will no longer be deductible by the employer for federal income tax purposes effective for years beginning after December 31, 2012. Because of the loss of the future tax deduction, a reduction in the deferred tax asset related to the nondeductible OPEB liabilities accrued to date was recorded by the Registrant Subsidiaries in March 2010. This reduction did not materially affect the Registrant Subsidiaries' cash flows or financial condition. For the year ended December 31, 2010, the Registrant Subsidiaries reflected a decrease in deferred tax assets, which was partially offset by recording net tax regulatory assets in jurisdictions with regulated operations, resulting in a decrease in net income as follows:

	Net Reduction	Tax
	to Deferred	Regulatory	Decrease in
Company	Tax Assets	Assets, Net	Net Income
	(in thousands)
APCo	$9,397	$8,831	$566
I&M	7,212	6,528	684
OPCo	12,771	6,990	5,781
PSO	3,172	3,172	-
SWEPCo	3,412	3,412	-

The Small Business Jobs Act (the Act) was enacted in September 2010. Included in the Act was a one-year extension of the 50% bonus depreciation provision. The Tax Relief, Unemployment Insurance Reauthorization and the Job Creation Act of 2010 extended the life of research and development, employment and several energy tax credits originally scheduled to expire at the end of 2010. In addition, the Act extended the time for claiming bonus depreciation and increased the deduction to 100% for part of 2010 and 2011. The enacted provisions did not have a material impact on the Registrant Subsidiaries' net income or financial condition but had a favorable impact on cash flows in 2010 as follows:

Company	(in thousands)
APCo	$43,379
I&M	49,740
OPCo	124,637
PSO	-
SWEPCo	30,269

In December 2011, the U.S. Treasury Department issued guidance regarding the deduction and capitalization of expenditures related to tangible property. The guidance was in the form of proposed and temporary regulations and generally is effective for tax years beginning in 2012. These regulations did not have an impact on net income or cash flows in 2011. We are still evaluating the impact these regulations will have on future periods.

State Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

Under Ohio House Bill 66, in 2005, AEP reversed deferred state income tax liabilities that are not expected to reverse during the phase-out as follows:

	Other			Deferred State
	Regulatory	Regulatory	State Income	Income Tax
Company	Liabilities (a)	Asset, Net (b)	Tax Expense (c)	Liabilities (d)
	(in thousands)
APCo	$-	$10,945	$2,769	$13,714
I&M	-	5,195	-	5,195
OPCo	56,968	-	-	56,968
PSO	-	-	706	706
SWEPCo	-	582	119	701

(a)       The reversal of deferred state income taxes for OPCo was recorded as a regulatory liability pending rate-making treatment in Ohio.

(b)       Deferred state income tax adjustments related to those companies in which state income taxes flow through for rate-making purposes reduced the regulatory asset associated with the deferred state income tax liabilities.

(c)       These amounts were recorded as a reduction to Income Tax Expense.

(d)       Total deferred state income tax liabilities that reversed during 2005 related to Ohio law change.

State Tax Legislation – Affecting APCo, I&M and OPCo

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rates from 8.5% to 6.5%. The current 8.5% Indiana corporate income tax rate is scheduled for a 0.5% reduction each year beginning after June 30, 2012 with the final reduction occurring in years beginning after June 30, 2015.

In May 2011, Michigan repealed its Business Tax regime and replaced it with a traditional corporate net income tax with a rate of 6%, effective January 1, 2012.

During the third quarter of 2011, the state of West Virginia determined that the State had achieved certain minimum levels of shortfall reserve funds and thus, the West Virginia corporate income tax rate will be reduced to 7.75% in 2012. The enacted provisions will not have a material impact on the Registrant Subsidiaries' net income, cash flows or financial condition.

Indiana Michigan Power Co [Member]
Income Taxes [Abstract]
Income Taxes

11. INCOME TAXES

The details of the Registrant Subsidiaries' income taxes before extraordinary item as reported are as follows:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(66,216)	$1,795	$11,403	$(46,528)	$(16,066)
Deferred	144,413	63,947	292,831	92,695	81,764
Deferred Investment Tax Credits	(3,967)	(2,316)	(2,928)	3,933	(1,484)
Income Tax Expense	$74,230	$63,426	$301,306	$50,100	$64,214

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(273,084)	$(187,911)	$(201,077)	$(11,338)	$(6,963)
Deferred	322,626	271,264	514,201	56,029	28,016
Deferred Investment Tax Credits	(4,093)	(2,316)	(2,929)	(770)	(3,542)
Income Tax Expense	$45,449	$81,037	$310,195	$43,921	$17,511

Shown below for each Registrant Subsidiary is a reconciliation of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory rate and the amount of income taxes reported.

I&M	Years Ended December 31,
	2011	2010	2009

	(in thousands)
Net Income	$149,674	$126,091	$216,310
Income Tax Expense	51,760	63,426	81,037
Pretax Income	$201,434	$189,517	$297,347

Income Taxes on Pretax Income at Statutory Rate (35%)	$70,502	$66,331	$104,071
Increase (Decrease) in Income Taxes resulting from the following items:
Depreciation	7,895	11,419	9,550
Nuclear Fuel Disposal Costs	(1,400)	(1,655)	(3,249)
AFUDC	(9,223)	(9,032)	(7,413)
Removal Costs	(5,566)	(3,663)	(5,960)
Investment Tax Credits, Net	(2,783)	(2,316)	(2,316)
State and Local Income Taxes, Net	(1,376)	3,966	(15,059)
Other	(6,289)	(1,624)	1,413
Income Tax Expense	$51,760	$63,426	$81,037

Effective Income Tax Rate	25.7%	33.5%	27.3%

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant Subsidiary:

I&M	December 31,
	2011	2010

	(in thousands)
Deferred Tax Assets	$773,679	$751,455
Deferred Tax Liabilities	(1,700,182)	(1,530,993)
Net Deferred Tax Liabilities	$(926,503)	$(779,538)

Property Related Temporary Differences	$(305,400)	$(246,395)
Amounts Due from Customers for Future Federal Income Taxes	(28,551)	(27,932)
Deferred State Income Taxes	(107,497)	(79,522)
Deferred Income Taxes on Other Comprehensive Loss	15,196	11,248
Accrued Nuclear Decommissioning	(435,916)	(394,441)
Postretirement Benefits	51,037	41,727
Accrued Pensions	27,819	36,564
Regulatory Assets	(116,474)	(108,842)
All Other, Net	(26,717)	(11,945)
Net Deferred Tax Liabilities	$(926,503)	$(779,538)

AEP System Tax Allocation Agreement

The Registrant Subsidiaries join in the filing of a consolidated federal income tax return with their affiliates in the AEP System. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to its subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

The Registrant Subsidiaries are no longer subject to U.S. federal examination for years before 2009. The Registrant Subsidiaries completed the examination of the years 2007 and 2008 in April 2011 and settled all outstanding issues on appeal for the years 2001 through 2006 in October 2011. The settlements did not have a material impact on the Registrant Subsidiaries' net income, cash flows or financial condition. The IRS examination of years 2009 and 2010 started in October 2011. Although the outcome of tax audits is uncertain, in management's opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters. In addition, the Registrant Subsidiaries accrue interest on these uncertain tax positions. Management is not aware of any issues for open tax years that upon final resolution are expected to have a material effect on net income.

The Registrant Subsidiaries file income tax returns in various state and local jurisdictions. These taxing authorities routinely examine their tax returns and the Registrant Subsidiaries are currently under examination in several state and local jurisdictions. Management believes that previously filed tax returns have positions that may be challenged by these tax authorities. However, management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. With few exceptions, the Registrant Subsidiaries are no longer subject to state or local income tax examinations by tax authorities for years before 2000.

Net Income Tax Operating Loss Carryforward

In 2011, APCo and I&M sustained federal net income tax operating losses of $313 million and $123 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences. APCo, OPCo and PSO also had state net income tax operating loss carryforwards as indicated in the table below. As a result, APCo, I&M, OPCo and PSO accrued deferred federal and/or state and local income tax benefits in 2011 and expect to realize the federal, state and local cash flow benefits in future periods as there was insufficient capacity in prior periods to carry the net operating losses back. Management anticipates future taxable income will be sufficient to realize the net income tax operating loss tax benefits before the federal carryforward expires after 2031.

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$36,966	$4,487	$61,307	$28,727
I&M	3,863	2,564	-	-
OPCo	51,703	1,500	-	-
PSO	6,982	214	13,303	-
SWEPCo	5,631	-	-	-

The Registrant Subsidiaries anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused. APCo does not anticipate that state taxable income will be sufficient in future periods to realize the tax benefits of all state tax credits before they expire unused and a valuation allowance has been provided accordingly.

Valuation Allowance

Management assesses past results and future operations to estimate and evaluate available positive and negative evidence to evaluate whether sufficient future taxable income will be generated to use existing deferred tax assets. A significant piece of objective negative information evaluated were the net income tax operating losses sustained in 2009 and 2011. On the basis of this evaluation of available positive and negative evidence, as of December 31, 2011, a valuation allowance of $30.5 million for state tax credits, net of federal tax, has been recorded by APCo in order to measure only the portion of the deferred tax assets that, more likely than not, will be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence, such as projections for growth.

Uncertain Tax Positions

The Registrant Subsidiaries recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2011			2010
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense

	(in thousands)
APCo	$737	$3,229	$2,416	$2,330	$-	$1,146
I&M	-	2,681	638	-	209	159
OPCo	1,213	5,173	4,019	3,948	-	1,653
PSO	239	344	3,123	455	-	871
SWEPCo	1,382	1,991	2,255	749	-	320

	Year Ended December 31, 2009
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense
	(in thousands)
APCo	$593	$-	$1,803
I&M	-	4,090	119
OPCo	3,312	-	1,695
PSO	-	721	382
SWEPCo	12	424	428

The following table shows balances for amounts accrued for the receipt of interest:

	December 31,
Company	2011	2010

	(in thousands)
APCo	$70	$934
I&M	759	7,642
OPCo	869	2,790
PSO	134	-
SWEPCo	452	957

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2011	2010

	(in thousands)
APCo	$120	$1,274
I&M	145	1,823
OPCo	1,513	6,077
PSO	426	877
SWEPCo	668	1,107

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance at December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2010	$17,292	$20,007	$65,551	$12,216	$10,163
Increase - Tax Positions Taken During
a Prior Period	4,177	4,964	19,214	151	6,128
Decrease - Tax Positions Taken During
a Prior Period	(6,376)	(5,287)	(8,837)	(1,200)	(376)
Decrease - Tax Positions Taken During
the Current Year	(1,015)	(1,487)	(1,749)	(517)	(691)
Decrease - Settlements with Taxing
Authorities	(811)	(236)	(70)	(265)	(4)
Decrease - Lapse of the Applicable
Statute of Limitations	-	(90)	(5,454)	(540)	(810)
Balance at December 31, 2010	$13,267	$17,871	$68,655	$9,845	$14,410

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2009	$20,573	$11,815	$73,517	$13,310	$10,252
Increase - Tax Positions Taken During
a Prior Period	5,339	8,336	18,038	2,304	4,102
Decrease - Tax Positions Taken During
a Prior Period	(8,263)	(14,921)	(24,024)	(2,322)	(3,065)
Increase - Tax Positions Taken During
the Current Year	2,471	14,398	890	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	(195)	(533)	(357)
Increase - Settlements with Taxing
Authorities	-	645	-	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	(2,828)	(266)	(2,675)	(543)	(769)
Balance at December 31, 2009	$17,292	$20,007	$65,551	$12,216	$10,163

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date. The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant Subsidiary was as follows:

Company	2011	2010	2009
	(in thousands)
APCo	$806	$1,109	$3,777
I&M	654	1,664	1,271
OPCo	21,177	28,749	33,504
PSO	1,882	1,977	2,985
SWEPCo	3,717	2,481	2,278

Federal Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The American Recovery and Reinvestment Act of 2009 provided for several new grant programs and expanded tax credits and an extension of the 50% bonus depreciation provision enacted in the Economic Stimulus Act of 2008. The enacted provisions did not have a material impact on net income or financial condition. However, the bonus depreciation contributed to AEP's 2009 federal net operating tax loss that resulted in a 2010 cash flow benefit to the Registrant Subsidiaries as follows:

Company	(in thousands)

APCo	$170,466
I&M	78,456
OPCo	141,111
PSO	10,741
SWEPCo	-

The Patient Protection and Affordable Care Act and the related Health Care and Education Reconciliation Act (Health Care Acts) were enacted in March 2010. The Health Care Acts amend tax rules so that the portion of employer health care costs that are reimbursed by the Medicare Part D prescription drug subsidy will no longer be deductible by the employer for federal income tax purposes effective for years beginning after December 31, 2012. Because of the loss of the future tax deduction, a reduction in the deferred tax asset related to the nondeductible OPEB liabilities accrued to date was recorded by the Registrant Subsidiaries in March 2010. This reduction did not materially affect the Registrant Subsidiaries' cash flows or financial condition. For the year ended December 31, 2010, the Registrant Subsidiaries reflected a decrease in deferred tax assets, which was partially offset by recording net tax regulatory assets in jurisdictions with regulated operations, resulting in a decrease in net income as follows:

	Net Reduction	Tax
	to Deferred	Regulatory	Decrease in
Company	Tax Assets	Assets, Net	Net Income
	(in thousands)
APCo	$9,397	$8,831	$566
I&M	7,212	6,528	684
OPCo	12,771	6,990	5,781
PSO	3,172	3,172	-
SWEPCo	3,412	3,412	-

The Small Business Jobs Act (the Act) was enacted in September 2010. Included in the Act was a one-year extension of the 50% bonus depreciation provision. The Tax Relief, Unemployment Insurance Reauthorization and the Job Creation Act of 2010 extended the life of research and development, employment and several energy tax credits originally scheduled to expire at the end of 2010. In addition, the Act extended the time for claiming bonus depreciation and increased the deduction to 100% for part of 2010 and 2011. The enacted provisions did not have a material impact on the Registrant Subsidiaries' net income or financial condition but had a favorable impact on cash flows in 2010 as follows:

Company	(in thousands)
APCo	$43,379
I&M	49,740
OPCo	124,637
PSO	-
SWEPCo	30,269

In December 2011, the U.S. Treasury Department issued guidance regarding the deduction and capitalization of expenditures related to tangible property. The guidance was in the form of proposed and temporary regulations and generally is effective for tax years beginning in 2012. These regulations did not have an impact on net income or cash flows in 2011. We are still evaluating the impact these regulations will have on future periods.

State Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

Under Ohio House Bill 66, in 2005, AEP reversed deferred state income tax liabilities that are not expected to reverse during the phase-out as follows:

	Other			Deferred State
	Regulatory	Regulatory	State Income	Income Tax
Company	Liabilities (a)	Asset, Net (b)	Tax Expense (c)	Liabilities (d)
	(in thousands)
APCo	$-	$10,945	$2,769	$13,714
I&M	-	5,195	-	5,195
OPCo	56,968	-	-	56,968
PSO	-	-	706	706
SWEPCo	-	582	119	701

(a)       The reversal of deferred state income taxes for OPCo was recorded as a regulatory liability pending rate-making treatment in Ohio.

(b)       Deferred state income tax adjustments related to those companies in which state income taxes flow through for rate-making purposes reduced the regulatory asset associated with the deferred state income tax liabilities.

(c)       These amounts were recorded as a reduction to Income Tax Expense.

(d)       Total deferred state income tax liabilities that reversed during 2005 related to Ohio law change.

State Tax Legislation – Affecting APCo, I&M and OPCo

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rates from 8.5% to 6.5%. The current 8.5% Indiana corporate income tax rate is scheduled for a 0.5% reduction each year beginning after June 30, 2012 with the final reduction occurring in years beginning after June 30, 2015.

In May 2011, Michigan repealed its Business Tax regime and replaced it with a traditional corporate net income tax with a rate of 6%, effective January 1, 2012.

During the third quarter of 2011, the state of West Virginia determined that the State had achieved certain minimum levels of shortfall reserve funds and thus, the West Virginia corporate income tax rate will be reduced to 7.75% in 2012. The enacted provisions will not have a material impact on the Registrant Subsidiaries' net income, cash flows or financial condition.

Ohio Power Co [Member]
Income Taxes [Abstract]
Income Taxes

11. INCOME TAXES

The details of the Registrant Subsidiaries' income taxes before extraordinary item as reported are as follows:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(66,216)	$1,795	$11,403	$(46,528)	$(16,066)
Deferred	144,413	63,947	292,831	92,695	81,764
Deferred Investment Tax Credits	(3,967)	(2,316)	(2,928)	3,933	(1,484)
Income Tax Expense	$74,230	$63,426	$301,306	$50,100	$64,214

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(273,084)	$(187,911)	$(201,077)	$(11,338)	$(6,963)
Deferred	322,626	271,264	514,201	56,029	28,016
Deferred Investment Tax Credits	(4,093)	(2,316)	(2,929)	(770)	(3,542)
Income Tax Expense	$45,449	$81,037	$310,195	$43,921	$17,511

Shown below for each Registrant Subsidiary is a reconciliation of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory rate and the amount of income taxes reported.

OPCo	Years Ended December 31,
	2011	2010	2009

	(in thousands)
Net Income	$464,993	$541,616	$580,276
Income Tax Expense	213,697	301,306	310,195
Pretax Income	$678,690	$842,922	$890,471

Income Taxes on Pretax Income at Statutory Rate (35%)	$237,542	$295,023	$311,665
Increase (Decrease) in Income Taxes resulting from the following items:
Depreciation	6,368	11,443	9,146
Investment Tax Credits, Net	(2,380)	(2,928)	(2,929)
State and Local Income Taxes, Net	(3,222)	906	7,646
Parent Company Loss Benefit	(7,117)	(9,583)	(2,986)
Tax Reserve Adjustments	(1,759)	(620)	(1,713)
Other	(15,735)	7,065	(10,634)
Income Tax Expense	$213,697	$301,306	$310,195

Effective Income Tax Rate	31.5%	35.7%	34.8%

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant Subsidiary:

OPCo	December 31,
	2011	2010

	(in thousands)
Deferred Tax Assets	$574,007	$434,066
Deferred Tax Liabilities	(2,834,046)	(2,602,853)
Net Deferred Tax Liabilities	$(2,260,039)	$(2,168,787)

Property Related Temporary Differences	$(1,966,581)	$(1,839,786)
Amounts Due from Customers for Future Federal Income Taxes	(59,699)	(57,519)
Deferred State Income Taxes	(98,093)	(106,759)
Deferred Income Taxes on Other Comprehensive Loss	106,466	97,006
Deferred Fuel and Purchased Power	(194,509)	(182,794)
Postretirement Benefits	74,447	56,224
Accrued Pensions	(30,853)	(1,925)
Regulatory Assets	(205,925)	(149,842)
All Other, Net	114,708	16,608
Net Deferred Tax Liabilities	$(2,260,039)	$(2,168,787)

AEP System Tax Allocation Agreement

The Registrant Subsidiaries join in the filing of a consolidated federal income tax return with their affiliates in the AEP System. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to its subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

The Registrant Subsidiaries are no longer subject to U.S. federal examination for years before 2009. The Registrant Subsidiaries completed the examination of the years 2007 and 2008 in April 2011 and settled all outstanding issues on appeal for the years 2001 through 2006 in October 2011. The settlements did not have a material impact on the Registrant Subsidiaries' net income, cash flows or financial condition. The IRS examination of years 2009 and 2010 started in October 2011. Although the outcome of tax audits is uncertain, in management's opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters. In addition, the Registrant Subsidiaries accrue interest on these uncertain tax positions. Management is not aware of any issues for open tax years that upon final resolution are expected to have a material effect on net income.

The Registrant Subsidiaries file income tax returns in various state and local jurisdictions. These taxing authorities routinely examine their tax returns and the Registrant Subsidiaries are currently under examination in several state and local jurisdictions. Management believes that previously filed tax returns have positions that may be challenged by these tax authorities. However, management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. With few exceptions, the Registrant Subsidiaries are no longer subject to state or local income tax examinations by tax authorities for years before 2000.

Net Income Tax Operating Loss Carryforward

In 2011, APCo and I&M sustained federal net income tax operating losses of $313 million and $123 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences. APCo, OPCo and PSO also had state net income tax operating loss carryforwards as indicated in the table below. As a result, APCo, I&M, OPCo and PSO accrued deferred federal and/or state and local income tax benefits in 2011 and expect to realize the federal, state and local cash flow benefits in future periods as there was insufficient capacity in prior periods to carry the net operating losses back. Management anticipates future taxable income will be sufficient to realize the net income tax operating loss tax benefits before the federal carryforward expires after 2031.

		State Net Income
		Tax Operating
		Loss	Year of
Company	State	Carryforward	Expiration
		(in thousands)
APCo	Tennessee	$13,406	2026
APCo	Virginia	358,469	2031
APCo	West Virginia	468,621	2031
OPCo	West Virginia	41,932	2031
PSO	Oklahoma	134,536	2031

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$36,966	$4,487	$61,307	$28,727
I&M	3,863	2,564	-	-
OPCo	51,703	1,500	-	-
PSO	6,982	214	13,303	-
SWEPCo	5,631	-	-	-

The Registrant Subsidiaries anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused. APCo does not anticipate that state taxable income will be sufficient in future periods to realize the tax benefits of all state tax credits before they expire unused and a valuation allowance has been provided accordingly.

Valuation Allowance

Management assesses past results and future operations to estimate and evaluate available positive and negative evidence to evaluate whether sufficient future taxable income will be generated to use existing deferred tax assets. A significant piece of objective negative information evaluated were the net income tax operating losses sustained in 2009 and 2011. On the basis of this evaluation of available positive and negative evidence, as of December 31, 2011, a valuation allowance of $30.5 million for state tax credits, net of federal tax, has been recorded by APCo in order to measure only the portion of the deferred tax assets that, more likely than not, will be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence, such as projections for growth.

Uncertain Tax Positions

The Registrant Subsidiaries recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2011			2010
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense

	(in thousands)
APCo	$737	$3,229	$2,416	$2,330	$-	$1,146
I&M	-	2,681	638	-	209	159
OPCo	1,213	5,173	4,019	3,948	-	1,653
PSO	239	344	3,123	455	-	871
SWEPCo	1,382	1,991	2,255	749	-	320

	Year Ended December 31, 2009
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense
	(in thousands)
APCo	$593	$-	$1,803
I&M	-	4,090	119
OPCo	3,312	-	1,695
PSO	-	721	382
SWEPCo	12	424	428

The following table shows balances for amounts accrued for the receipt of interest:

	December 31,
Company	2011	2010

	(in thousands)
APCo	$70	$934
I&M	759	7,642
OPCo	869	2,790
PSO	134	-
SWEPCo	452	957

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2011	2010

	(in thousands)
APCo	$120	$1,274
I&M	145	1,823
OPCo	1,513	6,077
PSO	426	877
SWEPCo	668	1,107

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance at December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2010	$17,292	$20,007	$65,551	$12,216	$10,163
Increase - Tax Positions Taken During
a Prior Period	4,177	4,964	19,214	151	6,128
Decrease - Tax Positions Taken During
a Prior Period	(6,376)	(5,287)	(8,837)	(1,200)	(376)
Decrease - Tax Positions Taken During
the Current Year	(1,015)	(1,487)	(1,749)	(517)	(691)
Decrease - Settlements with Taxing
Authorities	(811)	(236)	(70)	(265)	(4)
Decrease - Lapse of the Applicable
Statute of Limitations	-	(90)	(5,454)	(540)	(810)
Balance at December 31, 2010	$13,267	$17,871	$68,655	$9,845	$14,410

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2009	$20,573	$11,815	$73,517	$13,310	$10,252
Increase - Tax Positions Taken During
a Prior Period	5,339	8,336	18,038	2,304	4,102
Decrease - Tax Positions Taken During
a Prior Period	(8,263)	(14,921)	(24,024)	(2,322)	(3,065)
Increase - Tax Positions Taken During
the Current Year	2,471	14,398	890	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	(195)	(533)	(357)
Increase - Settlements with Taxing
Authorities	-	645	-	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	(2,828)	(266)	(2,675)	(543)	(769)
Balance at December 31, 2009	$17,292	$20,007	$65,551	$12,216	$10,163

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date. The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant Subsidiary was as follows:

Company	2011	2010	2009
	(in thousands)
APCo	$806	$1,109	$3,777
I&M	654	1,664	1,271
OPCo	21,177	28,749	33,504
PSO	1,882	1,977	2,985
SWEPCo	3,717	2,481	2,278

Federal Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The American Recovery and Reinvestment Act of 2009 provided for several new grant programs and expanded tax credits and an extension of the 50% bonus depreciation provision enacted in the Economic Stimulus Act of 2008. The enacted provisions did not have a material impact on net income or financial condition. However, the bonus depreciation contributed to AEP's 2009 federal net operating tax loss that resulted in a 2010 cash flow benefit to the Registrant Subsidiaries as follows:

Company	(in thousands)

APCo	$170,466
I&M	78,456
OPCo	141,111
PSO	10,741
SWEPCo	-

The Patient Protection and Affordable Care Act and the related Health Care and Education Reconciliation Act (Health Care Acts) were enacted in March 2010. The Health Care Acts amend tax rules so that the portion of employer health care costs that are reimbursed by the Medicare Part D prescription drug subsidy will no longer be deductible by the employer for federal income tax purposes effective for years beginning after December 31, 2012. Because of the loss of the future tax deduction, a reduction in the deferred tax asset related to the nondeductible OPEB liabilities accrued to date was recorded by the Registrant Subsidiaries in March 2010. This reduction did not materially affect the Registrant Subsidiaries' cash flows or financial condition. For the year ended December 31, 2010, the Registrant Subsidiaries reflected a decrease in deferred tax assets, which was partially offset by recording net tax regulatory assets in jurisdictions with regulated operations, resulting in a decrease in net income as follows:

	Net Reduction	Tax
	to Deferred	Regulatory	Decrease in
Company	Tax Assets	Assets, Net	Net Income
	(in thousands)
APCo	$9,397	$8,831	$566
I&M	7,212	6,528	684
OPCo	12,771	6,990	5,781
PSO	3,172	3,172	-
SWEPCo	3,412	3,412	-

The Small Business Jobs Act (the Act) was enacted in September 2010. Included in the Act was a one-year extension of the 50% bonus depreciation provision. The Tax Relief, Unemployment Insurance Reauthorization and the Job Creation Act of 2010 extended the life of research and development, employment and several energy tax credits originally scheduled to expire at the end of 2010. In addition, the Act extended the time for claiming bonus depreciation and increased the deduction to 100% for part of 2010 and 2011. The enacted provisions did not have a material impact on the Registrant Subsidiaries' net income or financial condition but had a favorable impact on cash flows in 2010 as follows:

Company	(in thousands)
APCo	$43,379
I&M	49,740
OPCo	124,637
PSO	-
SWEPCo	30,269

In December 2011, the U.S. Treasury Department issued guidance regarding the deduction and capitalization of expenditures related to tangible property. The guidance was in the form of proposed and temporary regulations and generally is effective for tax years beginning in 2012. These regulations did not have an impact on net income or cash flows in 2011. We are still evaluating the impact these regulations will have on future periods.

State Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

Under Ohio House Bill 66, in 2005, AEP reversed deferred state income tax liabilities that are not expected to reverse during the phase-out as follows:

	Other			Deferred State
	Regulatory	Regulatory	State Income	Income Tax
Company	Liabilities (a)	Asset, Net (b)	Tax Expense (c)	Liabilities (d)
	(in thousands)
APCo	$-	$10,945	$2,769	$13,714
I&M	-	5,195	-	5,195
OPCo	56,968	-	-	56,968
PSO	-	-	706	706
SWEPCo	-	582	119	701

(a)       The reversal of deferred state income taxes for OPCo was recorded as a regulatory liability pending rate-making treatment in Ohio.

(b)       Deferred state income tax adjustments related to those companies in which state income taxes flow through for rate-making purposes reduced the regulatory asset associated with the deferred state income tax liabilities.

(c)       These amounts were recorded as a reduction to Income Tax Expense.

(d)       Total deferred state income tax liabilities that reversed during 2005 related to Ohio law change.

The Ohio legislation also imposed a new commercial activity tax at a fully phased-in rate of 0.26% on all Ohio gross receipts. The tax was phased-in over a five-year period that began July 1, 2005 at 23% of the full 0.26% rate. As a result of this tax, expenses of approximately $12 million, $11 million and $10 million for OPCo were recorded in 2011, 2010 and 2009, respectively, in Taxes Other Than Income Taxes.

State Tax Legislation – Affecting APCo, I&M and OPCo

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rates from 8.5% to 6.5%. The current 8.5% Indiana corporate income tax rate is scheduled for a 0.5% reduction each year beginning after June 30, 2012 with the final reduction occurring in years beginning after June 30, 2015.

In May 2011, Michigan repealed its Business Tax regime and replaced it with a traditional corporate net income tax with a rate of 6%, effective January 1, 2012.

During the third quarter of 2011, the state of West Virginia determined that the State had achieved certain minimum levels of shortfall reserve funds and thus, the West Virginia corporate income tax rate will be reduced to 7.75% in 2012. The enacted provisions will not have a material impact on the Registrant Subsidiaries' net income, cash flows or financial condition.

Public Service Co Of Oklahoma [Member]
Income Taxes [Abstract]
Income Taxes

11. INCOME TAXES

The details of the Registrant Subsidiaries' income taxes before extraordinary item as reported are as follows:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(66,216)	$1,795	$11,403	$(46,528)	$(16,066)
Deferred	144,413	63,947	292,831	92,695	81,764
Deferred Investment Tax Credits	(3,967)	(2,316)	(2,928)	3,933	(1,484)
Income Tax Expense	$74,230	$63,426	$301,306	$50,100	$64,214

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(273,084)	$(187,911)	$(201,077)	$(11,338)	$(6,963)
Deferred	322,626	271,264	514,201	56,029	28,016
Deferred Investment Tax Credits	(4,093)	(2,316)	(2,929)	(770)	(3,542)
Income Tax Expense	$45,449	$81,037	$310,195	$43,921	$17,511

Shown below for each Registrant Subsidiary is a reconciliation of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory rate and the amount of income taxes reported.

PSO	Years Ended December 31,
	2011	2010	2009

	(in thousands)
Net Income	$124,628	$72,787	$75,602
Income Tax Expense	67,629	50,100	43,921
Pretax Income	$192,257	$122,887	$119,523

Income Taxes on Pretax Income at Statutory Rate (35%)	$67,290	$43,010	$41,833
Increase (Decrease) in Income Taxes resulting from the following items:
Depreciation	(165)	(166)	(174)
Investment Tax Credits, Net	(781)	(781)	(770)
State and Local Income Taxes, Net	4,744	10,307	6,025
Other	(3,459)	(2,270)	(2,993)
Income Tax Expense	$67,629	$50,100	$43,921

Effective Income Tax Rate	35.2%	40.8%	36.7%

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant Subsidiary:

PSO	December 31,
	2011	2010

	(in thousands)
Deferred Tax Assets	$121,181	$90,750
Deferred Tax Liabilities	(840,631)	(751,592)
Net Deferred Tax Liabilities	$(719,450)	$(660,842)

Property Related Temporary Differences	$(626,456)	$(561,364)
Amounts Due from Customers for Future Federal Income Taxes	(1,023)	(242)
Deferred State Income Taxes	(89,605)	(76,254)
Deferred Income Taxes on Other Comprehensive Loss	(3,849)	(4,574)
Postretirement Benefits	25,607	20,858
DFIT on DSIT	36,018	31,345
Accrued Pensions	12,978	18,389
Regulatory Assets	(77,016)	(74,404)
Net Operating Loss Carryforward	5,247	-
Tax Credit Carryforward	6,872	-
All Other, Net	(8,223)	(14,596)
Net Deferred Tax Liabilities	$(719,450)	$(660,842)

AEP System Tax Allocation Agreement

The Registrant Subsidiaries join in the filing of a consolidated federal income tax return with their affiliates in the AEP System. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to its subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

The Registrant Subsidiaries are no longer subject to U.S. federal examination for years before 2009. The Registrant Subsidiaries completed the examination of the years 2007 and 2008 in April 2011 and settled all outstanding issues on appeal for the years 2001 through 2006 in October 2011. The settlements did not have a material impact on the Registrant Subsidiaries' net income, cash flows or financial condition. The IRS examination of years 2009 and 2010 started in October 2011. Although the outcome of tax audits is uncertain, in management's opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters. In addition, the Registrant Subsidiaries accrue interest on these uncertain tax positions. Management is not aware of any issues for open tax years that upon final resolution are expected to have a material effect on net income.

The Registrant Subsidiaries file income tax returns in various state and local jurisdictions. These taxing authorities routinely examine their tax returns and the Registrant Subsidiaries are currently under examination in several state and local jurisdictions. Management believes that previously filed tax returns have positions that may be challenged by these tax authorities. However, management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. With few exceptions, the Registrant Subsidiaries are no longer subject to state or local income tax examinations by tax authorities for years before 2000.

Net Income Tax Operating Loss Carryforward

In 2011, APCo and I&M sustained federal net income tax operating losses of $313 million and $123 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences. APCo, OPCo and PSO also had state net income tax operating loss carryforwards as indicated in the table below. As a result, APCo, I&M, OPCo and PSO accrued deferred federal and/or state and local income tax benefits in 2011 and expect to realize the federal, state and local cash flow benefits in future periods as there was insufficient capacity in prior periods to carry the net operating losses back. Management anticipates future taxable income will be sufficient to realize the net income tax operating loss tax benefits before the federal carryforward expires after 2031.

		State Net Income
		Tax Operating
		Loss	Year of
Company	State	Carryforward	Expiration
		(in thousands)
APCo	Tennessee	$13,406	2026
APCo	Virginia	358,469	2031
APCo	West Virginia	468,621	2031
OPCo	West Virginia	41,932	2031
PSO	Oklahoma	134,536	2031

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$36,966	$4,487	$61,307	$28,727
I&M	3,863	2,564	-	-
OPCo	51,703	1,500	-	-
PSO	6,982	214	13,303	-
SWEPCo	5,631	-	-	-

The Registrant Subsidiaries anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused. APCo does not anticipate that state taxable income will be sufficient in future periods to realize the tax benefits of all state tax credits before they expire unused and a valuation allowance has been provided accordingly.

Valuation Allowance

Management assesses past results and future operations to estimate and evaluate available positive and negative evidence to evaluate whether sufficient future taxable income will be generated to use existing deferred tax assets. A significant piece of objective negative information evaluated were the net income tax operating losses sustained in 2009 and 2011. On the basis of this evaluation of available positive and negative evidence, as of December 31, 2011, a valuation allowance of $30.5 million for state tax credits, net of federal tax, has been recorded by APCo in order to measure only the portion of the deferred tax assets that, more likely than not, will be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence, such as projections for growth.

Uncertain Tax Positions

The Registrant Subsidiaries recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2011			2010
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense

	(in thousands)
APCo	$737	$3,229	$2,416	$2,330	$-	$1,146
I&M	-	2,681	638	-	209	159
OPCo	1,213	5,173	4,019	3,948	-	1,653
PSO	239	344	3,123	455	-	871
SWEPCo	1,382	1,991	2,255	749	-	320

	Year Ended December 31, 2009
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense
	(in thousands)
APCo	$593	$-	$1,803
I&M	-	4,090	119
OPCo	3,312	-	1,695
PSO	-	721	382
SWEPCo	12	424	428

The following table shows balances for amounts accrued for the receipt of interest:

	December 31,
Company	2011	2010

	(in thousands)
APCo	$70	$934
I&M	759	7,642
OPCo	869	2,790
PSO	134	-
SWEPCo	452	957

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2011	2010

	(in thousands)
APCo	$120	$1,274
I&M	145	1,823
OPCo	1,513	6,077
PSO	426	877
SWEPCo	668	1,107

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance at December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2010	$17,292	$20,007	$65,551	$12,216	$10,163
Increase - Tax Positions Taken During
a Prior Period	4,177	4,964	19,214	151	6,128
Decrease - Tax Positions Taken During
a Prior Period	(6,376)	(5,287)	(8,837)	(1,200)	(376)
Decrease - Tax Positions Taken During
the Current Year	(1,015)	(1,487)	(1,749)	(517)	(691)
Decrease - Settlements with Taxing
Authorities	(811)	(236)	(70)	(265)	(4)
Decrease - Lapse of the Applicable
Statute of Limitations	-	(90)	(5,454)	(540)	(810)
Balance at December 31, 2010	$13,267	$17,871	$68,655	$9,845	$14,410

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2009	$20,573	$11,815	$73,517	$13,310	$10,252
Increase - Tax Positions Taken During
a Prior Period	5,339	8,336	18,038	2,304	4,102
Decrease - Tax Positions Taken During
a Prior Period	(8,263)	(14,921)	(24,024)	(2,322)	(3,065)
Increase - Tax Positions Taken During
the Current Year	2,471	14,398	890	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	(195)	(533)	(357)
Increase - Settlements with Taxing
Authorities	-	645	-	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	(2,828)	(266)	(2,675)	(543)	(769)
Balance at December 31, 2009	$17,292	$20,007	$65,551	$12,216	$10,163

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date. The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant Subsidiary was as follows:

Company	2011	2010	2009
	(in thousands)
APCo	$806	$1,109	$3,777
I&M	654	1,664	1,271
OPCo	21,177	28,749	33,504
PSO	1,882	1,977	2,985
SWEPCo	3,717	2,481	2,278

Federal Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The American Recovery and Reinvestment Act of 2009 provided for several new grant programs and expanded tax credits and an extension of the 50% bonus depreciation provision enacted in the Economic Stimulus Act of 2008. The enacted provisions did not have a material impact on net income or financial condition. However, the bonus depreciation contributed to AEP's 2009 federal net operating tax loss that resulted in a 2010 cash flow benefit to the Registrant Subsidiaries as follows:

Company	(in thousands)

APCo	$170,466
I&M	78,456
OPCo	141,111
PSO	10,741
SWEPCo	-

The Patient Protection and Affordable Care Act and the related Health Care and Education Reconciliation Act (Health Care Acts) were enacted in March 2010. The Health Care Acts amend tax rules so that the portion of employer health care costs that are reimbursed by the Medicare Part D prescription drug subsidy will no longer be deductible by the employer for federal income tax purposes effective for years beginning after December 31, 2012. Because of the loss of the future tax deduction, a reduction in the deferred tax asset related to the nondeductible OPEB liabilities accrued to date was recorded by the Registrant Subsidiaries in March 2010. This reduction did not materially affect the Registrant Subsidiaries' cash flows or financial condition. For the year ended December 31, 2010, the Registrant Subsidiaries reflected a decrease in deferred tax assets, which was partially offset by recording net tax regulatory assets in jurisdictions with regulated operations, resulting in a decrease in net income as follows:

	Net Reduction	Tax
	to Deferred	Regulatory	Decrease in
Company	Tax Assets	Assets, Net	Net Income
	(in thousands)
APCo	$9,397	$8,831	$566
I&M	7,212	6,528	684
OPCo	12,771	6,990	5,781
PSO	3,172	3,172	-
SWEPCo	3,412	3,412	-

The Small Business Jobs Act (the Act) was enacted in September 2010. Included in the Act was a one-year extension of the 50% bonus depreciation provision. The Tax Relief, Unemployment Insurance Reauthorization and the Job Creation Act of 2010 extended the life of research and development, employment and several energy tax credits originally scheduled to expire at the end of 2010. In addition, the Act extended the time for claiming bonus depreciation and increased the deduction to 100% for part of 2010 and 2011. The enacted provisions did not have a material impact on the Registrant Subsidiaries' net income or financial condition but had a favorable impact on cash flows in 2010 as follows:

Company	(in thousands)
APCo	$43,379
I&M	49,740
OPCo	124,637
PSO	-
SWEPCo	30,269

In December 2011, the U.S. Treasury Department issued guidance regarding the deduction and capitalization of expenditures related to tangible property. The guidance was in the form of proposed and temporary regulations and generally is effective for tax years beginning in 2012. These regulations did not have an impact on net income or cash flows in 2011. We are still evaluating the impact these regulations will have on future periods.

State Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

Under Ohio House Bill 66, in 2005, AEP reversed deferred state income tax liabilities that are not expected to reverse during the phase-out as follows:

	Other			Deferred State
	Regulatory	Regulatory	State Income	Income Tax
Company	Liabilities (a)	Asset, Net (b)	Tax Expense (c)	Liabilities (d)
	(in thousands)
APCo	$-	$10,945	$2,769	$13,714
I&M	-	5,195	-	5,195
OPCo	56,968	-	-	56,968
PSO	-	-	706	706
SWEPCo	-	582	119	701

(a)       The reversal of deferred state income taxes for OPCo was recorded as a regulatory liability pending rate-making treatment in Ohio.

(b)       Deferred state income tax adjustments related to those companies in which state income taxes flow through for rate-making purposes reduced the regulatory asset associated with the deferred state income tax liabilities.

(c)       These amounts were recorded as a reduction to Income Tax Expense.

(d)       Total deferred state income tax liabilities that reversed during 2005 related to Ohio law change.

Southwestern Electric Power Co [Member]
Income Taxes [Abstract]
Income Taxes

11. INCOME TAXES

The details of the Registrant Subsidiaries' income taxes before extraordinary item as reported are as follows:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(66,216)	$1,795	$11,403	$(46,528)	$(16,066)
Deferred	144,413	63,947	292,831	92,695	81,764
Deferred Investment Tax Credits	(3,967)	(2,316)	(2,928)	3,933	(1,484)
Income Tax Expense	$74,230	$63,426	$301,306	$50,100	$64,214

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Income Tax Expense (Credit):
Current	$(273,084)	$(187,911)	$(201,077)	$(11,338)	$(6,963)
Deferred	322,626	271,264	514,201	56,029	28,016
Deferred Investment Tax Credits	(4,093)	(2,316)	(2,929)	(770)	(3,542)
Income Tax Expense	$45,449	$81,037	$310,195	$43,921	$17,511

Shown below for each Registrant Subsidiary is a reconciliation of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory rate and the amount of income taxes reported.

SWEPCo	Years Ended December 31,
	2011	2010	2009

	(in thousands)
Net Income	$165,126	$146,684	$117,203
Extraordinary Item, Net of Tax of $2,867 in 2009	-	-	5,325
Income Tax Expense	56,903	64,214	17,511
Pretax Income	$222,029	$210,898	$140,039

Income Taxes on Pretax Income at Statutory Rate (35%)	$77,710	$73,814	$49,014
Increase (Decrease) in Income Taxes resulting from the following items:
Depreciation	(7)	1,223	1,506
Depletion	(1,506)	(1,506)	(3,150)
AFUDC	(16,962)	(15,856)	(16,243)
Investment Tax Credits, Net	(550)	(1,484)	(3,542)
State and Local Income Taxes, Net	4,004	(637)	647
Parent Company Loss Benefit	(1,948)	-	(4,232)
Other	(3,838)	8,660	(6,489)
Income Tax Expense	$56,903	$64,214	$17,511

Effective Income Tax Rate	25.6%	30.4%	12.5%

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant Subsidiary:

SWEPCo	December 31,
	2011	2010

	(in thousands)
Deferred Tax Assets	$143,200	$104,444
Deferred Tax Liabilities	(800,673)	(713,248)
Net Deferred Tax Liabilities	$(657,473)	$(608,804)

Property Related Temporary Differences	$(588,612)	$(521,210)
Amounts Due from Customers for Future Federal Income Taxes	(36,289)	(25,800)
Deferred State Income Taxes	(70,211)	(56,315)
Deferred Income Taxes on Other Comprehensive Loss	14,440	6,726
Postretirement Benefits	21,654	17,589
Impairment Loss - Turk Plant	17,150	-
Accrued Pensions	5,861	9,821
Regulatory Assets	(35,349)	(41,956)
All Other, Net	13,883	2,341
Net Deferred Tax Liabilities	$(657,473)	$(608,804)

AEP System Tax Allocation Agreement

The Registrant Subsidiaries join in the filing of a consolidated federal income tax return with their affiliates in the AEP System. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to its subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

The Registrant Subsidiaries are no longer subject to U.S. federal examination for years before 2009. The Registrant Subsidiaries completed the examination of the years 2007 and 2008 in April 2011 and settled all outstanding issues on appeal for the years 2001 through 2006 in October 2011. The settlements did not have a material impact on the Registrant Subsidiaries' net income, cash flows or financial condition. The IRS examination of years 2009 and 2010 started in October 2011. Although the outcome of tax audits is uncertain, in management's opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters. In addition, the Registrant Subsidiaries accrue interest on these uncertain tax positions. Management is not aware of any issues for open tax years that upon final resolution are expected to have a material effect on net income.

The Registrant Subsidiaries file income tax returns in various state and local jurisdictions. These taxing authorities routinely examine their tax returns and the Registrant Subsidiaries are currently under examination in several state and local jurisdictions. Management believes that previously filed tax returns have positions that may be challenged by these tax authorities. However, management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. With few exceptions, the Registrant Subsidiaries are no longer subject to state or local income tax examinations by tax authorities for years before 2000.

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$36,966	$4,487	$61,307	$28,727
I&M	3,863	2,564	-	-
OPCo	51,703	1,500	-	-
PSO	6,982	214	13,303	-
SWEPCo	5,631	-	-	-

The Registrant Subsidiaries anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused. APCo does not anticipate that state taxable income will be sufficient in future periods to realize the tax benefits of all state tax credits before they expire unused and a valuation allowance has been provided accordingly.

Valuation Allowance

Management assesses past results and future operations to estimate and evaluate available positive and negative evidence to evaluate whether sufficient future taxable income will be generated to use existing deferred tax assets. A significant piece of objective negative information evaluated were the net income tax operating losses sustained in 2009 and 2011. On the basis of this evaluation of available positive and negative evidence, as of December 31, 2011, a valuation allowance of $30.5 million for state tax credits, net of federal tax, has been recorded by APCo in order to measure only the portion of the deferred tax assets that, more likely than not, will be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence, such as projections for growth.

Uncertain Tax Positions

The Registrant Subsidiaries recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2011			2010
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense

	(in thousands)
APCo	$737	$3,229	$2,416	$2,330	$-	$1,146
I&M	-	2,681	638	-	209	159
OPCo	1,213	5,173	4,019	3,948	-	1,653
PSO	239	344	3,123	455	-	871
SWEPCo	1,382	1,991	2,255	749	-	320

	Year Ended December 31, 2009
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense
	(in thousands)
APCo	$593	$-	$1,803
I&M	-	4,090	119
OPCo	3,312	-	1,695
PSO	-	721	382
SWEPCo	12	424	428

The following table shows balances for amounts accrued for the receipt of interest:

	December 31,
Company	2011	2010

	(in thousands)
APCo	$70	$934
I&M	759	7,642
OPCo	869	2,790
PSO	134	-
SWEPCo	452	957

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2011	2010

	(in thousands)
APCo	$120	$1,274
I&M	145	1,823
OPCo	1,513	6,077
PSO	426	877
SWEPCo	668	1,107

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance at December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2010	$17,292	$20,007	$65,551	$12,216	$10,163
Increase - Tax Positions Taken During
a Prior Period	4,177	4,964	19,214	151	6,128
Decrease - Tax Positions Taken During
a Prior Period	(6,376)	(5,287)	(8,837)	(1,200)	(376)
Decrease - Tax Positions Taken During
the Current Year	(1,015)	(1,487)	(1,749)	(517)	(691)
Decrease - Settlements with Taxing
Authorities	(811)	(236)	(70)	(265)	(4)
Decrease - Lapse of the Applicable
Statute of Limitations	-	(90)	(5,454)	(540)	(810)
Balance at December 31, 2010	$13,267	$17,871	$68,655	$9,845	$14,410

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance at January 1, 2009	$20,573	$11,815	$73,517	$13,310	$10,252
Increase - Tax Positions Taken During
a Prior Period	5,339	8,336	18,038	2,304	4,102
Decrease - Tax Positions Taken During
a Prior Period	(8,263)	(14,921)	(24,024)	(2,322)	(3,065)
Increase - Tax Positions Taken During
the Current Year	2,471	14,398	890	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	(195)	(533)	(357)
Increase - Settlements with Taxing
Authorities	-	645	-	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	(2,828)	(266)	(2,675)	(543)	(769)
Balance at December 31, 2009	$17,292	$20,007	$65,551	$12,216	$10,163

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date. The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant Subsidiary was as follows:

Company	2011	2010	2009
	(in thousands)
APCo	$806	$1,109	$3,777
I&M	654	1,664	1,271
OPCo	21,177	28,749	33,504
PSO	1,882	1,977	2,985
SWEPCo	3,717	2,481	2,278

Federal Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The American Recovery and Reinvestment Act of 2009 provided for several new grant programs and expanded tax credits and an extension of the 50% bonus depreciation provision enacted in the Economic Stimulus Act of 2008. The enacted provisions did not have a material impact on net income or financial condition. However, the bonus depreciation contributed to AEP's 2009 federal net operating tax loss that resulted in a 2010 cash flow benefit to the Registrant Subsidiaries as follows:

Company	(in thousands)

APCo	$170,466
I&M	78,456
OPCo	141,111
PSO	10,741
SWEPCo	-

The Patient Protection and Affordable Care Act and the related Health Care and Education Reconciliation Act (Health Care Acts) were enacted in March 2010. The Health Care Acts amend tax rules so that the portion of employer health care costs that are reimbursed by the Medicare Part D prescription drug subsidy will no longer be deductible by the employer for federal income tax purposes effective for years beginning after December 31, 2012. Because of the loss of the future tax deduction, a reduction in the deferred tax asset related to the nondeductible OPEB liabilities accrued to date was recorded by the Registrant Subsidiaries in March 2010. This reduction did not materially affect the Registrant Subsidiaries' cash flows or financial condition. For the year ended December 31, 2010, the Registrant Subsidiaries reflected a decrease in deferred tax assets, which was partially offset by recording net tax regulatory assets in jurisdictions with regulated operations, resulting in a decrease in net income as follows:

	Net Reduction	Tax
	to Deferred	Regulatory	Decrease in
Company	Tax Assets	Assets, Net	Net Income
	(in thousands)
APCo	$9,397	$8,831	$566
I&M	7,212	6,528	684
OPCo	12,771	6,990	5,781
PSO	3,172	3,172	-
SWEPCo	3,412	3,412	-

The Small Business Jobs Act (the Act) was enacted in September 2010. Included in the Act was a one-year extension of the 50% bonus depreciation provision. The Tax Relief, Unemployment Insurance Reauthorization and the Job Creation Act of 2010 extended the life of research and development, employment and several energy tax credits originally scheduled to expire at the end of 2010. In addition, the Act extended the time for claiming bonus depreciation and increased the deduction to 100% for part of 2010 and 2011. The enacted provisions did not have a material impact on the Registrant Subsidiaries' net income or financial condition but had a favorable impact on cash flows in 2010 as follows:

Company	(in thousands)
APCo	$43,379
I&M	49,740
OPCo	124,637
PSO	-
SWEPCo	30,269

In December 2011, the U.S. Treasury Department issued guidance regarding the deduction and capitalization of expenditures related to tangible property. The guidance was in the form of proposed and temporary regulations and generally is effective for tax years beginning in 2012. These regulations did not have an impact on net income or cash flows in 2011. We are still evaluating the impact these regulations will have on future periods.

State Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

Under Ohio House Bill 66, in 2005, AEP reversed deferred state income tax liabilities that are not expected to reverse during the phase-out as follows:

	Other			Deferred State
	Regulatory	Regulatory	State Income	Income Tax
Company	Liabilities (a)	Asset, Net (b)	Tax Expense (c)	Liabilities (d)
	(in thousands)
APCo	$-	$10,945	$2,769	$13,714
I&M	-	5,195	-	5,195
OPCo	56,968	-	-	56,968
PSO	-	-	706	706
SWEPCo	-	582	119	701

(a)       The reversal of deferred state income taxes for OPCo was recorded as a regulatory liability pending rate-making treatment in Ohio.

(b)       Deferred state income tax adjustments related to those companies in which state income taxes flow through for rate-making purposes reduced the regulatory asset associated with the deferred state income tax liabilities.

(c)       These amounts were recorded as a reduction to Income Tax Expense.

(d)       Total deferred state income tax liabilities that reversed during 2005 related to Ohio law change.

Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases

12. LEASES

Leases of property, plant and equipment are for periods up to 60 years and require payments of related property taxes, maintenance and operating costs. The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period. Capital leases for nonregulated property are accounted for as if the assets were owned and financed. The components of rental costs are as follows:

	Years Ended December 31,
Lease Rental Costs	2011	2010	2009

	(in millions)
Net Lease Expense on Operating Leases	$343	$343	$354
Amortization of Capital Leases	72	97	83
Interest on Capital Leases	32	26	13
Total Lease Rental Costs	$447	$466	$450

The following table shows the property, plant and equipment under capital leases and related obligations recorded on our balance sheets. Capital lease obligations are included in Other Current Liabilities and Deferred Credits and Other Noncurrent Liabilities on our balance sheets.

	December 31,
Property, Plant and Equipment Under Capital Leases	2011	2010

	(in millions)
Generation	$104	$97
Other Property, Plant and Equipment	485	482
Total Property, Plant and Equipment Under Capital Leases	589	579
Accumulated Amortization	137	108
Net Property, Plant and Equipment Under Capital Leases	$452	$471

Obligations Under Capital Leases
Noncurrent Liability	$384	$398
Liability Due Within One Year	74	76
Total Obligations Under Capital Leases	$458	$474

Future minimum lease payments consisted of the following at December 31, 2011:

		Noncancelable
Future Minimum Lease Payments	Capital Leases	Operating Leases
	(in millions)
2012	$96	$316
2013	81	288
2014	67	264
2015	55	245
2016	47	226
Later Years	285	1,235
Total Future Minimum Lease Payments	631	$2,574
Less Estimated Interest Element	173
Estimated Present Value of Future Minimum
Lease Payments	$458

Master Lease Agreements

We lease certain equipment under master lease agreements. In December 2010, we signed a new master lease agreement with GE Capital Commercial Inc. (GE) for approximately $137 million to replace existing operating and capital leases with GE. We refinanced $60 million of capital leases and $77 million of operating leases. These assets were included in existing master lease agreements that were to be terminated in 2011 since GE exercised the termination provision related to these leases in 2008. In January 2011, we purchased $5 million of previously leased assets that were not included in the 2010 refinancing. In June 2011, we placed an additional $11 million of previously leased assets under a new capital lease. These obligations are included in the future minimum lease payments schedule earlier in this note.

For equipment under the GE master lease agreements, the lessor is guaranteed receipt of up to 78% of the unamortized balance of the equipment at the end of the lease term. If the fair value of the leased equipment is below the unamortized balance at the end of the lease term, we are committed to pay the difference between the fair value and the unamortized balance, with the total guarantee not to exceed 78% of the unamortized balance. For equipment under other master lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, we are committed to pay the difference between the actual fair value and the residual value guarantee. At December 31, 2011, the maximum potential loss for these lease agreements was approximately $14 million assuming the fair value of the equipment is zero at the end of the lease term. Historically, at the end of the lease term the fair value has been in excess of the unamortized balance.

Rockport Lease

AEGCo and I&M entered into a sale-and-leaseback transaction in 1989 with Wilmington Trust Company (Owner Trustee), an unrelated, unconsolidated trustee for Rockport Plant Unit 2 (the Plant). The Owner Trustee was capitalized with equity from six owner participants with no relationship to AEP or any of its subsidiaries and debt from a syndicate of banks and securities in a private placement to certain institutional investors.

The gain from the sale was deferred and is being amortized over the term of the lease, which expires in 2022. The Owner Trustee owns the Plant and leases it equally to AEGCo and I&M. The lease is accounted for as an operating lease with the payment obligations included in the future minimum lease payments schedule earlier in this note. The lease term is for 33 years with potential renewal options. At the end of the lease term, AEGCo and I&M have the option to renew the lease or the Owner Trustee can sell the Plant. AEP, AEGCo and I&M have no ownership interest in the Owner Trustee and do not guarantee its debt. The future minimum lease payments for this sale-and-leaseback transaction as of December 31, 2011 are as follows:

Future Minimum Lease Payments	AEGCo	I&M
	(in millions)
2012	$74	$74
2013	74	74
2014	74	74
2015	74	74
2016	74	74
Later Years	443	443
Total Future Minimum Lease Payments	$813	$813

Railcar Lease

In June 2003, AEP Transportation LLC (AEP Transportation), a subsidiary of AEP, entered into an agreement with BTM Capital Corporation, as lessor, to lease 875 coal-transporting aluminum railcars. The lease is accounted for as an operating lease. In January 2008, AEP Transportation assigned the remaining 848 railcars under the original lease agreement to I&M (390 railcars) and SWEPCo (458 railcars). The assignment is accounted for as operating leases for I&M and SWEPCo. The initial lease term was five years with three consecutive five-year renewal periods for a maximum lease term of twenty years. I&M and SWEPCo intend to renew these leases for the full lease term of twenty years via the renewal options. The future minimum lease obligations are $16 million for I&M and $18 million for SWEPCo for the remaining railcars as of December 31, 2011. These obligations are included in the future minimum lease payments schedule earlier in this note.

Under the lease agreement, the lessor is guaranteed that the sale proceeds under a return-and-sale option will equal at least a lessee obligation amount specified in the lease, which declines from approximately 84% under the current five year lease term to 77% at the end of the 20-year term of the projected fair value of the equipment. I&M and SWEPCo have assumed the guarantee under the return-and-sale option. I&M's maximum potential loss related to the guarantee is approximately $12 million and SWEPCo's is approximately $13 million assuming the fair value of the equipment is zero at the end of the current five-year lease term. However, we believe that the fair value would produce a sufficient sales price to avoid any loss.

Sabine Dragline Lease

During 2009, Sabine, an entity consolidated in accordance with the accounting guidance for “Variable Interest Entities,” entered into capital lease arrangements with a nonaffiliated company to finance the purchase of two electric draglines to be used for Sabine's mining operations totaling $47 million. The amounts included in the lease represented the aggregate fair value of the existing equipment and a sale-and-leaseback transaction for additional dragline rebuild costs required to keep the dragline operational. In addition to the 2009 transactions, Sabine has one additional $53 million dragline completed in 2008 that was financed under a capital lease. These capital lease assets are included in Other Property, Plant and Equipment on our December 31, 2011 and 2010 balance sheets. The short-term and long-term capital lease obligations are included in Other Current Liabilities and Deferred Credits and Other Noncurrent Liabilities on our December 31, 2011 and 2010 balance sheets. The future payment obligations are included in our future minimum lease payments schedule earlier in this note.

I&M Nuclear Fuel Lease

In December 2007, I&M entered into a sale-and-leaseback transaction with Citicorp Leasing, Inc. (CLI), an unrelated, unconsolidated, wholly-owned subsidiary of Citibank, N.A. to lease nuclear fuel for I&M's Cook Plant. In December 2007, I&M sold a portion of its unamortized nuclear fuel inventory to CLI at cost for $85 million. The lease has a variable rate based on one month LIBOR and is accounted for as a capital lease with lease terms up to 60 months. The future payment obligations of $383 thousand are included in our future minimum lease payments schedule earlier in this note. The net capital lease asset is included in Other Property, Plant and Equipment and the short-term and long-term capital lease obligations are included in Other Current Liabilities and Deferred Credits and Other Noncurrent Liabilities, respectively, on our December 31, 2011 and 2010 balance sheets. The future minimum lease payments for this sale-and-leaseback transaction as of December 31, 2011 are $383 thousand for 2012, based on estimated fuel burn.

Appalachian Power Co [Member]
Leases [Abstract]
Leases

12. LEASES

Leases of property, plant and equipment are for periods up to 60 years and require payments of related property taxes, maintenance and operating costs. The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period. Capital leases for nonregulated property are accounted for as if the assets were owned and financed. The components of rental costs are as follows:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,034	$91,973	$62,887	$2,649	$5,877
Amortization of Capital Leases	7,002	31,178	12,069	3,992	11,742
Interest on Capital Leases	1,598	2,298	3,132	1,057	9,892
Total Lease Rental Costs	$26,634	$125,449	$78,088	$7,698	$27,511

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$21,001	$94,409	$73,458	$5,807	$8,052
Amortization of Capital Leases	3,480	31,612	7,403	1,485	10,739
Interest on Capital Leases	206	1,937	1,424	85	6,372
Total Lease Rental Costs	$24,687	$127,958	$82,285	$7,377	$25,163

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the Registrant Subsidiaries' balance sheets. For SWEPCo, current and long-term capital lease obligations are included in Obligations Under Capital Leases on SWEPCo's balance sheets. For all other Registrant Subsidiaries, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the balance sheets.

December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,712	$16,100	$36,689	$3,617	$20,453
Other Property, Plant and Equipment	25,201	27,712	36,264	16,441	145,273
Total Property, Plant and Equipment	36,913	43,812	72,953	20,058	165,726
Accumulated Amortization	9,886	12,779	22,075	5,196	38,163
Net Property, Plant and Equipment
Under Capital Leases	$27,027	$31,033	$50,878	$14,862	$127,563

Obligations Under Capital Leases:
Noncurrent Liability	$19,293	$23,117	$40,152	$11,101	$112,802
Liability Due Within One Year	7,734	7,916	14,096	3,761	15,058

Total Obligations Under Capital Leases	$27,027	$31,033	$54,248	$14,862	$127,860

December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$10,255	$19,147	$34,220	$3,471	$15,528
Other Property, Plant and Equipment	29,154	26,922	44,109	19,256	142,210
Total Property, Plant and Equipment	39,409	46,069	78,329	22,727	157,738
Accumulated Amortization	6,678	10,366	18,963	4,338	29,370
Net Property, Plant and Equipment
Under Capital Leases	$32,731	$35,703	$59,366	$18,389	$128,368

Obligations Under Capital Leases:
Noncurrent Liability	$24,617	$26,858	$46,202	$13,838	$115,399
Liability Due Within One Year	8,114	8,845	16,060	4,551	13,265

Total Obligations Under Capital Leases	$32,731	$35,703	$62,262	$18,389	$128,664

Future minimum lease payments consisted of the following at December 31, 2011:

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2012	$8,933	$9,246	$13,260	$4,484	$23,626
2013	6,443	5,519	12,613	3,938	22,496
2014	4,006	4,345	9,176	2,867	20,979
2015	3,276	3,025	6,075	1,633	18,947
2016	2,794	2,568	5,512	1,356	16,104
Later Years	5,430	13,998	19,898	2,909	69,586
Total Future Minimum Lease
Payments	30,882	38,701	66,534	17,187	171,738
Less Estimated Interest Element	3,855	7,668	12,286	2,325	43,879
Estimated Present Value of Future
Minimum Lease Payments	$27,027	$31,033	$54,248	$14,862	$127,859

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$14,338	$99,114	$59,914	$2,563	$5,988
2013	13,683	98,625	55,820	1,969	5,261
2014	12,370	97,825	53,837	1,438	3,629
2015	9,443	94,694	50,881	1,107	3,020
2016	8,699	89,368	44,592	818	2,375
Later Years	53,149	506,585	106,540	1,769	10,882
Total Future Minimum Lease
Payments	$111,682	$986,211	$371,584	$9,664	$31,155

Master Lease Agreements

The Registrant Subsidiaries lease certain equipment under master lease agreements. In December 2010, management signed a new master lease agreement with GE Capital Commercial Inc. (GE) to replace existing operating and capital leases with GE. These assets were included in existing master lease agreements that were to be terminated in 2011 since GE exercised the termination provision related to these leases in 2008. In January 2011, $5 million of previously leased assets not included in the 2010 refinancing were purchased.

For equipment under the GE master lease agreements, the lessor is guaranteed receipt of up to 78% of the unamortized balance of the equipment at the end of the lease term. If the fair value of the leased equipment is below the unamortized balance at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the fair value and the unamortized balance, with the total guarantee not to exceed 78% of the unamortized balance. For equipment under other master lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the actual fair value and the residual value guarantee. At December 31, 2011, the maximum potential loss by Registrant Subsidiary for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Maximum
Company	Potential Loss
(in thousands)
APCo	$2,055
I&M	2,139
OPCo	2,700
PSO	818
SWEPCo	2,092

Historically, at the end of the lease term the fair value has been in excess of the unamortized balance.

Indiana Michigan Power Co [Member]
Leases [Abstract]
Leases

12. LEASES

Leases of property, plant and equipment are for periods up to 60 years and require payments of related property taxes, maintenance and operating costs. The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period. Capital leases for nonregulated property are accounted for as if the assets were owned and financed. The components of rental costs are as follows:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,034	$91,973	$62,887	$2,649	$5,877
Amortization of Capital Leases	7,002	31,178	12,069	3,992	11,742
Interest on Capital Leases	1,598	2,298	3,132	1,057	9,892
Total Lease Rental Costs	$26,634	$125,449	$78,088	$7,698	$27,511

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$21,001	$94,409	$73,458	$5,807	$8,052
Amortization of Capital Leases	3,480	31,612	7,403	1,485	10,739
Interest on Capital Leases	206	1,937	1,424	85	6,372
Total Lease Rental Costs	$24,687	$127,958	$82,285	$7,377	$25,163

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the Registrant Subsidiaries' balance sheets. For SWEPCo, current and long-term capital lease obligations are included in Obligations Under Capital Leases on SWEPCo's balance sheets. For all other Registrant Subsidiaries, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the balance sheets.

December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,712	$16,100	$36,689	$3,617	$20,453
Other Property, Plant and Equipment	25,201	27,712	36,264	16,441	145,273
Total Property, Plant and Equipment	36,913	43,812	72,953	20,058	165,726
Accumulated Amortization	9,886	12,779	22,075	5,196	38,163
Net Property, Plant and Equipment
Under Capital Leases	$27,027	$31,033	$50,878	$14,862	$127,563

Obligations Under Capital Leases:
Noncurrent Liability	$19,293	$23,117	$40,152	$11,101	$112,802
Liability Due Within One Year	7,734	7,916	14,096	3,761	15,058

Total Obligations Under Capital Leases	$27,027	$31,033	$54,248	$14,862	$127,860

December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$10,255	$19,147	$34,220	$3,471	$15,528
Other Property, Plant and Equipment	29,154	26,922	44,109	19,256	142,210
Total Property, Plant and Equipment	39,409	46,069	78,329	22,727	157,738
Accumulated Amortization	6,678	10,366	18,963	4,338	29,370
Net Property, Plant and Equipment
Under Capital Leases	$32,731	$35,703	$59,366	$18,389	$128,368

Obligations Under Capital Leases:
Noncurrent Liability	$24,617	$26,858	$46,202	$13,838	$115,399
Liability Due Within One Year	8,114	8,845	16,060	4,551	13,265

Total Obligations Under Capital Leases	$32,731	$35,703	$62,262	$18,389	$128,664

Future minimum lease payments consisted of the following at December 31, 2011:

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2012	$8,933	$9,246	$13,260	$4,484	$23,626
2013	6,443	5,519	12,613	3,938	22,496
2014	4,006	4,345	9,176	2,867	20,979
2015	3,276	3,025	6,075	1,633	18,947
2016	2,794	2,568	5,512	1,356	16,104
Later Years	5,430	13,998	19,898	2,909	69,586
Total Future Minimum Lease
Payments	30,882	38,701	66,534	17,187	171,738
Less Estimated Interest Element	3,855	7,668	12,286	2,325	43,879
Estimated Present Value of Future
Minimum Lease Payments	$27,027	$31,033	$54,248	$14,862	$127,859

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$14,338	$99,114	$59,914	$2,563	$5,988
2013	13,683	98,625	55,820	1,969	5,261
2014	12,370	97,825	53,837	1,438	3,629
2015	9,443	94,694	50,881	1,107	3,020
2016	8,699	89,368	44,592	818	2,375
Later Years	53,149	506,585	106,540	1,769	10,882
Total Future Minimum Lease
Payments	$111,682	$986,211	$371,584	$9,664	$31,155

Master Lease Agreements

The Registrant Subsidiaries lease certain equipment under master lease agreements. In December 2010, management signed a new master lease agreement with GE Capital Commercial Inc. (GE) to replace existing operating and capital leases with GE. These assets were included in existing master lease agreements that were to be terminated in 2011 since GE exercised the termination provision related to these leases in 2008. In January 2011, $5 million of previously leased assets not included in the 2010 refinancing were purchased.

For equipment under the GE master lease agreements, the lessor is guaranteed receipt of up to 78% of the unamortized balance of the equipment at the end of the lease term. If the fair value of the leased equipment is below the unamortized balance at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the fair value and the unamortized balance, with the total guarantee not to exceed 78% of the unamortized balance. For equipment under other master lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the actual fair value and the residual value guarantee. At December 31, 2011, the maximum potential loss by Registrant Subsidiary for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Maximum
Company	Potential Loss
(in thousands)
APCo	$2,055
I&M	2,139
OPCo	2,700
PSO	818
SWEPCo	2,092

Historically, at the end of the lease term the fair value has been in excess of the unamortized balance.

Rockport Lease

AEGCo and I&M entered into a sale-and-leaseback transaction in 1989 with Wilmington Trust Company (Owner Trustee), an unrelated, unconsolidated trustee for Rockport Plant Unit 2 (the Plant). The Owner Trustee was capitalized with equity from six owner participants with no relationship to AEP or any of its subsidiaries and debt from a syndicate of banks and securities in a private placement to certain institutional investors.

The gain from the sale was deferred and is being amortized over the term of the lease, which expires in 2022. The Owner Trustee owns the Plant and leases it equally to AEGCo and I&M. The lease is accounted for as an operating lease with the payment obligations included in the future minimum lease payments schedule earlier in this note. The lease term is for 33 years with potential renewal options. At the end of the lease term, AEGCo and I&M have the option to renew the lease or the Owner Trustee can sell the Plant. AEP, AEGCo and I&M have no ownership interest in the Owner Trustee and do not guarantee its debt. I&M's future minimum lease payments for this sale-and-leaseback transaction as of December 31, 2011 are as follows:

Future Minimum Lease Payments	I&M
(in millions)
2012	$74
2013	74
2014	74
2015	74
2016	74
Later Years	443
Total Future Minimum Lease Payments	$813

Railcar Lease

In June 2003, AEP Transportation LLC (AEP Transportation), a subsidiary of AEP, entered into an agreement with BTM Capital Corporation, as lessor, to lease 875 coal-transporting aluminum railcars. The lease is accounted for as an operating lease. In January 2008, AEP Transportation assigned the remaining 848 railcars under the original lease agreement to I&M (390 railcars) and SWEPCo (458 railcars). The assignment is accounted for as operating leases for I&M and SWEPCo. The initial lease term was five years with three consecutive five-year renewal periods for a maximum lease term of twenty years. I&M and SWEPCo intend to renew these leases for the full lease term of twenty years via the renewal options. The future minimum lease obligations are $16 million for I&M and $18 million for SWEPCo for the remaining railcars as of December 31, 2011. These obligations are included in the future minimum lease payments schedule earlier in this note.

Under the lease agreement, the lessor is guaranteed that the sale proceeds under a return-and-sale option will equal at least a lessee obligation amount specified in the lease, which declines from approximately 84% under the current five year lease term to 77% at the end of the 20-year term of the projected fair value of the equipment. I&M and SWEPCo have assumed the guarantee under the return-and-sale option. I&M's maximum potential loss related to the guarantee is approximately $12 million and SWEPCo's is approximately $13 million assuming the fair value of the equipment is zero at the end of the current five-year lease term. However, management believes that the fair value would produce a sufficient sales price to avoid any loss.

I&M Nuclear Fuel Lease

In December 2007, I&M entered into a sale-and-leaseback transaction with Citicorp Leasing, Inc. (CLI), an unrelated, unconsolidated, wholly-owned subsidiary of Citibank, N.A. to lease nuclear fuel for I&M's Cook Plant. In December 2007, I&M sold a portion of its unamortized nuclear fuel inventory to CLI at cost for $85 million. The lease has a variable rate based on one month LIBOR and is accounted for as a capital lease with lease terms up to 60 months. The future payment obligations of $383 thousand are included in I&M's future minimum lease payments schedule earlier in this note. The net capital lease asset is included in Other Property, Plant and Equipment and the short-term and long-term capital lease obligations are included in Other Current Liabilities and Deferred Credits and Other Noncurrent Liabilities, respectively, on I&M's December 31, 2011 and 2010 balance sheets. The future minimum lease payments for this sale-and-leaseback transaction as of December 31, 2011 are $383 thousand for 2012, based on estimated fuel burn.

Ohio Power Co [Member]
Leases [Abstract]
Leases

12. LEASES

Leases of property, plant and equipment are for periods up to 60 years and require payments of related property taxes, maintenance and operating costs. The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period. Capital leases for nonregulated property are accounted for as if the assets were owned and financed. The components of rental costs are as follows:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,034	$91,973	$62,887	$2,649	$5,877
Amortization of Capital Leases	7,002	31,178	12,069	3,992	11,742
Interest on Capital Leases	1,598	2,298	3,132	1,057	9,892
Total Lease Rental Costs	$26,634	$125,449	$78,088	$7,698	$27,511

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$21,001	$94,409	$73,458	$5,807	$8,052
Amortization of Capital Leases	3,480	31,612	7,403	1,485	10,739
Interest on Capital Leases	206	1,937	1,424	85	6,372
Total Lease Rental Costs	$24,687	$127,958	$82,285	$7,377	$25,163

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the Registrant Subsidiaries' balance sheets. For SWEPCo, current and long-term capital lease obligations are included in Obligations Under Capital Leases on SWEPCo's balance sheets. For all other Registrant Subsidiaries, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the balance sheets.

December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,712	$16,100	$36,689	$3,617	$20,453
Other Property, Plant and Equipment	25,201	27,712	36,264	16,441	145,273
Total Property, Plant and Equipment	36,913	43,812	72,953	20,058	165,726
Accumulated Amortization	9,886	12,779	22,075	5,196	38,163
Net Property, Plant and Equipment
Under Capital Leases	$27,027	$31,033	$50,878	$14,862	$127,563

Obligations Under Capital Leases:
Noncurrent Liability	$19,293	$23,117	$40,152	$11,101	$112,802
Liability Due Within One Year	7,734	7,916	14,096	3,761	15,058

Total Obligations Under Capital Leases	$27,027	$31,033	$54,248	$14,862	$127,860

December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$10,255	$19,147	$34,220	$3,471	$15,528
Other Property, Plant and Equipment	29,154	26,922	44,109	19,256	142,210
Total Property, Plant and Equipment	39,409	46,069	78,329	22,727	157,738
Accumulated Amortization	6,678	10,366	18,963	4,338	29,370
Net Property, Plant and Equipment
Under Capital Leases	$32,731	$35,703	$59,366	$18,389	$128,368

Obligations Under Capital Leases:
Noncurrent Liability	$24,617	$26,858	$46,202	$13,838	$115,399
Liability Due Within One Year	8,114	8,845	16,060	4,551	13,265

Total Obligations Under Capital Leases	$32,731	$35,703	$62,262	$18,389	$128,664

Future minimum lease payments consisted of the following at December 31, 2011:

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2012	$8,933	$9,246	$13,260	$4,484	$23,626
2013	6,443	5,519	12,613	3,938	22,496
2014	4,006	4,345	9,176	2,867	20,979
2015	3,276	3,025	6,075	1,633	18,947
2016	2,794	2,568	5,512	1,356	16,104
Later Years	5,430	13,998	19,898	2,909	69,586
Total Future Minimum Lease
Payments	30,882	38,701	66,534	17,187	171,738
Less Estimated Interest Element	3,855	7,668	12,286	2,325	43,879
Estimated Present Value of Future
Minimum Lease Payments	$27,027	$31,033	$54,248	$14,862	$127,859

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$14,338	$99,114	$59,914	$2,563	$5,988
2013	13,683	98,625	55,820	1,969	5,261
2014	12,370	97,825	53,837	1,438	3,629
2015	9,443	94,694	50,881	1,107	3,020
2016	8,699	89,368	44,592	818	2,375
Later Years	53,149	506,585	106,540	1,769	10,882
Total Future Minimum Lease
Payments	$111,682	$986,211	$371,584	$9,664	$31,155

Master Lease Agreements

The Registrant Subsidiaries lease certain equipment under master lease agreements. In December 2010, management signed a new master lease agreement with GE Capital Commercial Inc. (GE) to replace existing operating and capital leases with GE. These assets were included in existing master lease agreements that were to be terminated in 2011 since GE exercised the termination provision related to these leases in 2008. In January 2011, $5 million of previously leased assets not included in the 2010 refinancing were purchased.

For equipment under the GE master lease agreements, the lessor is guaranteed receipt of up to 78% of the unamortized balance of the equipment at the end of the lease term. If the fair value of the leased equipment is below the unamortized balance at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the fair value and the unamortized balance, with the total guarantee not to exceed 78% of the unamortized balance. For equipment under other master lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the actual fair value and the residual value guarantee. At December 31, 2011, the maximum potential loss by Registrant Subsidiary for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Maximum
Company	Potential Loss
(in thousands)
APCo	$2,055
I&M	2,139
OPCo	2,700
PSO	818
SWEPCo	2,092

Historically, at the end of the lease term the fair value has been in excess of the unamortized balance.

Public Service Co Of Oklahoma [Member]
Leases [Abstract]
Leases

12. LEASES

Leases of property, plant and equipment are for periods up to 60 years and require payments of related property taxes, maintenance and operating costs. The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period. Capital leases for nonregulated property are accounted for as if the assets were owned and financed. The components of rental costs are as follows:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,034	$91,973	$62,887	$2,649	$5,877
Amortization of Capital Leases	7,002	31,178	12,069	3,992	11,742
Interest on Capital Leases	1,598	2,298	3,132	1,057	9,892
Total Lease Rental Costs	$26,634	$125,449	$78,088	$7,698	$27,511

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$21,001	$94,409	$73,458	$5,807	$8,052
Amortization of Capital Leases	3,480	31,612	7,403	1,485	10,739
Interest on Capital Leases	206	1,937	1,424	85	6,372
Total Lease Rental Costs	$24,687	$127,958	$82,285	$7,377	$25,163

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the Registrant Subsidiaries' balance sheets. For SWEPCo, current and long-term capital lease obligations are included in Obligations Under Capital Leases on SWEPCo's balance sheets. For all other Registrant Subsidiaries, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the balance sheets.

December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,712	$16,100	$36,689	$3,617	$20,453
Other Property, Plant and Equipment	25,201	27,712	36,264	16,441	145,273
Total Property, Plant and Equipment	36,913	43,812	72,953	20,058	165,726
Accumulated Amortization	9,886	12,779	22,075	5,196	38,163
Net Property, Plant and Equipment
Under Capital Leases	$27,027	$31,033	$50,878	$14,862	$127,563

Obligations Under Capital Leases:
Noncurrent Liability	$19,293	$23,117	$40,152	$11,101	$112,802
Liability Due Within One Year	7,734	7,916	14,096	3,761	15,058

Total Obligations Under Capital Leases	$27,027	$31,033	$54,248	$14,862	$127,860

December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$10,255	$19,147	$34,220	$3,471	$15,528
Other Property, Plant and Equipment	29,154	26,922	44,109	19,256	142,210
Total Property, Plant and Equipment	39,409	46,069	78,329	22,727	157,738
Accumulated Amortization	6,678	10,366	18,963	4,338	29,370
Net Property, Plant and Equipment
Under Capital Leases	$32,731	$35,703	$59,366	$18,389	$128,368

Obligations Under Capital Leases:
Noncurrent Liability	$24,617	$26,858	$46,202	$13,838	$115,399
Liability Due Within One Year	8,114	8,845	16,060	4,551	13,265

Total Obligations Under Capital Leases	$32,731	$35,703	$62,262	$18,389	$128,664

Future minimum lease payments consisted of the following at December 31, 2011:

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2012	$8,933	$9,246	$13,260	$4,484	$23,626
2013	6,443	5,519	12,613	3,938	22,496
2014	4,006	4,345	9,176	2,867	20,979
2015	3,276	3,025	6,075	1,633	18,947
2016	2,794	2,568	5,512	1,356	16,104
Later Years	5,430	13,998	19,898	2,909	69,586
Total Future Minimum Lease
Payments	30,882	38,701	66,534	17,187	171,738
Less Estimated Interest Element	3,855	7,668	12,286	2,325	43,879
Estimated Present Value of Future
Minimum Lease Payments	$27,027	$31,033	$54,248	$14,862	$127,859

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$14,338	$99,114	$59,914	$2,563	$5,988
2013	13,683	98,625	55,820	1,969	5,261
2014	12,370	97,825	53,837	1,438	3,629
2015	9,443	94,694	50,881	1,107	3,020
2016	8,699	89,368	44,592	818	2,375
Later Years	53,149	506,585	106,540	1,769	10,882
Total Future Minimum Lease
Payments	$111,682	$986,211	$371,584	$9,664	$31,155

Master Lease Agreements

The Registrant Subsidiaries lease certain equipment under master lease agreements. In December 2010, management signed a new master lease agreement with GE Capital Commercial Inc. (GE) to replace existing operating and capital leases with GE. These assets were included in existing master lease agreements that were to be terminated in 2011 since GE exercised the termination provision related to these leases in 2008. In January 2011, $5 million of previously leased assets not included in the 2010 refinancing were purchased.

For equipment under the GE master lease agreements, the lessor is guaranteed receipt of up to 78% of the unamortized balance of the equipment at the end of the lease term. If the fair value of the leased equipment is below the unamortized balance at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the fair value and the unamortized balance, with the total guarantee not to exceed 78% of the unamortized balance. For equipment under other master lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the actual fair value and the residual value guarantee. At December 31, 2011, the maximum potential loss by Registrant Subsidiary for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Maximum
Company	Potential Loss
(in thousands)
APCo	$2,055
I&M	2,139
OPCo	2,700
PSO	818
SWEPCo	2,092

Historically, at the end of the lease term the fair value has been in excess of the unamortized balance.

Southwestern Electric Power Co [Member]
Leases [Abstract]
Leases

12. LEASES

Leases of property, plant and equipment are for periods up to 60 years and require payments of related property taxes, maintenance and operating costs. The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period. Capital leases for nonregulated property are accounted for as if the assets were owned and financed. The components of rental costs are as follows:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,034	$91,973	$62,887	$2,649	$5,877
Amortization of Capital Leases	7,002	31,178	12,069	3,992	11,742
Interest on Capital Leases	1,598	2,298	3,132	1,057	9,892
Total Lease Rental Costs	$26,634	$125,449	$78,088	$7,698	$27,511

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$21,001	$94,409	$73,458	$5,807	$8,052
Amortization of Capital Leases	3,480	31,612	7,403	1,485	10,739
Interest on Capital Leases	206	1,937	1,424	85	6,372
Total Lease Rental Costs	$24,687	$127,958	$82,285	$7,377	$25,163

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the Registrant Subsidiaries' balance sheets. For SWEPCo, current and long-term capital lease obligations are included in Obligations Under Capital Leases on SWEPCo's balance sheets. For all other Registrant Subsidiaries, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the balance sheets.

December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,712	$16,100	$36,689	$3,617	$20,453
Other Property, Plant and Equipment	25,201	27,712	36,264	16,441	145,273
Total Property, Plant and Equipment	36,913	43,812	72,953	20,058	165,726
Accumulated Amortization	9,886	12,779	22,075	5,196	38,163
Net Property, Plant and Equipment
Under Capital Leases	$27,027	$31,033	$50,878	$14,862	$127,563

Obligations Under Capital Leases:
Noncurrent Liability	$19,293	$23,117	$40,152	$11,101	$112,802
Liability Due Within One Year	7,734	7,916	14,096	3,761	15,058

Total Obligations Under Capital Leases	$27,027	$31,033	$54,248	$14,862	$127,860

December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$10,255	$19,147	$34,220	$3,471	$15,528
Other Property, Plant and Equipment	29,154	26,922	44,109	19,256	142,210
Total Property, Plant and Equipment	39,409	46,069	78,329	22,727	157,738
Accumulated Amortization	6,678	10,366	18,963	4,338	29,370
Net Property, Plant and Equipment
Under Capital Leases	$32,731	$35,703	$59,366	$18,389	$128,368

Obligations Under Capital Leases:
Noncurrent Liability	$24,617	$26,858	$46,202	$13,838	$115,399
Liability Due Within One Year	8,114	8,845	16,060	4,551	13,265

Total Obligations Under Capital Leases	$32,731	$35,703	$62,262	$18,389	$128,664

Future minimum lease payments consisted of the following at December 31, 2011:

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2012	$8,933	$9,246	$13,260	$4,484	$23,626
2013	6,443	5,519	12,613	3,938	22,496
2014	4,006	4,345	9,176	2,867	20,979
2015	3,276	3,025	6,075	1,633	18,947
2016	2,794	2,568	5,512	1,356	16,104
Later Years	5,430	13,998	19,898	2,909	69,586
Total Future Minimum Lease
Payments	30,882	38,701	66,534	17,187	171,738
Less Estimated Interest Element	3,855	7,668	12,286	2,325	43,879
Estimated Present Value of Future
Minimum Lease Payments	$27,027	$31,033	$54,248	$14,862	$127,859

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$14,338	$99,114	$59,914	$2,563	$5,988
2013	13,683	98,625	55,820	1,969	5,261
2014	12,370	97,825	53,837	1,438	3,629
2015	9,443	94,694	50,881	1,107	3,020
2016	8,699	89,368	44,592	818	2,375
Later Years	53,149	506,585	106,540	1,769	10,882
Total Future Minimum Lease
Payments	$111,682	$986,211	$371,584	$9,664	$31,155

Master Lease Agreements

The Registrant Subsidiaries lease certain equipment under master lease agreements. In December 2010, management signed a new master lease agreement with GE Capital Commercial Inc. (GE) to replace existing operating and capital leases with GE. These assets were included in existing master lease agreements that were to be terminated in 2011 since GE exercised the termination provision related to these leases in 2008. In January 2011, $5 million of previously leased assets not included in the 2010 refinancing were purchased.

For equipment under the GE master lease agreements, the lessor is guaranteed receipt of up to 78% of the unamortized balance of the equipment at the end of the lease term. If the fair value of the leased equipment is below the unamortized balance at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the fair value and the unamortized balance, with the total guarantee not to exceed 78% of the unamortized balance. For equipment under other master lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the actual fair value and the residual value guarantee. At December 31, 2011, the maximum potential loss by Registrant Subsidiary for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Maximum
Company	Potential Loss
(in thousands)
APCo	$2,055
I&M	2,139
OPCo	2,700
PSO	818
SWEPCo	2,092

Historically, at the end of the lease term the fair value has been in excess of the unamortized balance.

Railcar Lease

In June 2003, AEP Transportation LLC (AEP Transportation), a subsidiary of AEP, entered into an agreement with BTM Capital Corporation, as lessor, to lease 875 coal-transporting aluminum railcars. The lease is accounted for as an operating lease. In January 2008, AEP Transportation assigned the remaining 848 railcars under the original lease agreement to I&M (390 railcars) and SWEPCo (458 railcars). The assignment is accounted for as operating leases for I&M and SWEPCo. The initial lease term was five years with three consecutive five-year renewal periods for a maximum lease term of twenty years. I&M and SWEPCo intend to renew these leases for the full lease term of twenty years via the renewal options. The future minimum lease obligations are $16 million for I&M and $18 million for SWEPCo for the remaining railcars as of December 31, 2011. These obligations are included in the future minimum lease payments schedule earlier in this note.

Under the lease agreement, the lessor is guaranteed that the sale proceeds under a return-and-sale option will equal at least a lessee obligation amount specified in the lease, which declines from approximately 84% under the current five year lease term to 77% at the end of the 20-year term of the projected fair value of the equipment. I&M and SWEPCo have assumed the guarantee under the return-and-sale option. I&M's maximum potential loss related to the guarantee is approximately $12 million and SWEPCo's is approximately $13 million assuming the fair value of the equipment is zero at the end of the current five-year lease term. However, management believes that the fair value would produce a sufficient sales price to avoid any loss.

Sabine Dragline Lease

During 2009, Sabine, an entity consolidated in accordance with the accounting guidance for “Variable Interest Entities,” entered into capital lease arrangements with a nonaffiliated company to finance the purchase of two electric draglines to be used for Sabine's mining operations totaling $47 million. The amounts included in the lease represented the aggregate fair value of the existing equipment and a sale-and-leaseback transaction for additional dragline rebuild costs required to keep the dragline operational. In addition to the 2009 transactions, Sabine has one additional $53 million dragline completed in 2008 that was financed under a capital lease. These capital lease assets are included in Other Property, Plant and Equipment on SWEPCo's December 31, 2011 and 2010 balance sheets. The short-term and long-term capital lease obligations are included in Obligations Under Capital Leases on SWEPCo's December 31, 2011 and 2010 balance sheets. The future payment obligations are included in SWEPCo's future minimum lease payments schedule earlier in this note.

Financing Activities	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Financing Activities

13. FINANCING ACTIVITIES

AEP Common Stock

In April 2009, we issued 69 million shares of common stock at $24.50 per share for net proceeds of $1.64 billion, which were primarily used to repay cash drawn under our credit facilities in the second quarter of 2009.

Set forth below is a reconciliation of common stock share activity for the years ended December 31, 2011, 2010 and 2009:

		Held in
Shares of AEP Common Stock	Issued	Treasury
Balance, December 31, 2008	426,321,248	20,249,992
Issued	72,012,017	-
Treasury Stock Acquired	-	28,866
Balance, December 31, 2009	498,333,265	20,278,858
Issued	2,781,616	-
Treasury Stock Acquired	-	28,867
Balance, December 31, 2010	501,114,881	20,307,725
Issued	2,644,579	-
Treasury Stock Acquired	-	28,867
Balance, December 31, 2011	503,759,460	20,336,592

Preferred Stock

In December 2011, AEP subsidiaries redeemed all of their outstanding preferred stock with a par value of $60 million at a premium, resulting in a $2.8 million loss, which is included in Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense on our statement of income. The redeemed shares are no longer outstanding and represent only the right to receive the applicable redemption price, to the extent the shares have not yet been presented for payment.

Long-term Debt

	Weighted
	Average
	Interest
	Rate at			Outstanding at
	December 31,	Interest Rate Ranges at December 31,		December 31,
Type of Debt and Maturity	2011	2011	2010	2011	2010
				(in millions)
Senior Unsecured Notes
2011-2040	5.85%	0.955%-8.13%	0.702%-8.13%	$11,737	$11,669

Pollution Control Bonds (a)
2011-2038 (b)	3.57%	0.06%-6.30%	0.29%-6.30%	2,112	2,263

Notes Payable (c)
2011-2026	4.77%	2.029%-8.03%	2.07%-8.03%	402	396

Securitization Bonds
2013-2020	5.36%	4.98%-6.25%	4.98%-6.25%	1,688	1,847

Junior Subordinated Debentures (d)
2063	8.75%	8.75%	8.75%	315	315

Spent Nuclear Fuel Obligation (e)				265	265

Other Long-term Debt
2011-2059	6.07%	3.00%-13.718%	1.3125%-13.718%	29	91

Fair Value of Interest Rate Hedges				7	6
Unamortized Discount, Net				(39)	(41)
Total Long-term Debt Outstanding				16,516	16,811
Long-term Debt Due Within One Year				1,433	1,309
Long-term Debt				$15,083	$15,502

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year on our balance sheets.

(c)       Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)       Debentures will mature on March 1, 2063, subject to extensions to no later than March 1, 2068, and are callable at par any time on or after March 1, 2013.

(e)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 5).

Long-term debt outstanding at December 31, 2011 is payable as follows:

						After
	2012	2013	2014	2015	2016	2016	Total
	(in millions)
Principal Amount	$1,433	$1,383	$1,074	$1,496	$712	$10,457	$16,555
Unamortized Discount, Net							(39)
Total Long-term Debt Outstanding							$16,516

In January 2012, TCC retired $98 million of its outstanding Securitization Bonds.

In January and February 2012, I&M retired $2 million and $12 million, respectively, of Notes Payable related to DCC Fuel.

In February 2012, SWEPCo issued $275 million of 3.55% Senior Unsecured Notes due in 2022 and $65 million of 4.58% Notes Payable due in 2032.

In February 2012, APCo retired $30 million of 6.05% Pollution Control Bonds due in 2024 and $19.5 million of 5% Pollution Control Bonds due in 2021. As of December 31, 2011, these bonds were classified for maturity purposes as Long-term Debt Due Within One Year on our balance sheet.

As of December 31, 2011, trustees held, on our behalf, $478 million of our reacquired Pollution Control Bonds.

Dividend Restrictions

Parent Restrictions

The holders of our common stock are entitled to receive the dividends declared by our Board of Directors provided funds are legally available for such dividends.  Our income derives from our common stock equity in the earnings of our utility subsidiaries.

Pursuant to the leverage restrictions in our credit agreements, we must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%. The payment of cash dividends indirectly results in an increase in the percentage of debt to total capitalization of the company distributing the dividend.  The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements.  None of AEP's retained earnings were restricted for the purpose of the payment of dividends.

We have issued $315 million of Junior Subordinated Debentures.  The debentures will mature on March 1, 2063, subject to extensions to no later than March 1, 2068, and are callable at par any time on or after March 1, 2013.  We have the option to defer interest payments on the debentures for one or more periods of up to 10 consecutive years per period.  During any period in which we defer interest payments, we may not declare or pay any dividends or distributions on, or redeem, repurchase or acquire our common stock.  We do not anticipate any deferral of those interest payments in the foreseeable future.

Utility Subsidiaries' Restrictions

Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of our utility subsidiaries to transfer funds to us in the form of dividends.  Specifically, several of our public utility subsidiaries have credit agreements that contain a covenant that limits their debt to capitalization ratio to 67.5%.  At December 31, 2011, the amount of restricted net assets of AEP's subsidiaries that may not be distributed to Parent in the form of a loan, advance or dividend was approximately $6 billion.

The Federal Power Act prohibits the utility subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.”  The term “capital account” is not defined in the Federal Power Act or its regulations.  Management understands “capital account” to mean the value of the common stock.  This restriction does not limit the ability of the utility subsidiaries to pay dividends out of retained earnings.

Lines of Credit and Short-term Debt

We use our commercial paper program to meet the short-term borrowing needs of our subsidiaries. The program is used to fund both a Utility Money Pool, which funds the utility subsidiaries, and a Nonutility Money Pool, which funds the majority of the nonutility subsidiaries. In addition, the program also funds, as direct borrowers, the short-term debt requirements of other subsidiaries that are not participants in either money pool for regulatory or operational reasons. As of December 31, 2011, we had credit facilities totaling $3.25 billion to support our commercial paper program. The maximum amount of commercial paper outstanding during 2011 was $1.2 billion and the weighted average interest rate of commercial paper outstanding during the year was 0.4%. Our outstanding short-term debt was as follows:

	December 31,
	2011		2010
	Outstanding	Interest	Outstanding	Interest
Type of Debt	Amount	Rate (a)	Amount	Rate (a)
	(in millions)		(in millions)
Securitized Debt for Receivables (b)	$666	0.27%	$690	0.31%
Commercial Paper	967	0.51%	650	0.52%
Line of Credit – Sabine (c)	17	1.79%	6	2.15%
Total Short-term Debt	$1,650		$1,346

(a)       Weighted average rate.

(b)       Amount of securitized debt for receivables as accounted for under the "Transfers and Servicing" accounting guidance.

(c)       This line of credit does not reduce available liquidity under AEP's credit facilities.

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 5.

Securitized Accounts Receivable – AEP Credit

AEP Credit has a receivables securitization agreement with bank conduits. Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the receivables AEP Credit acquires from affiliated utility subsidiaries. AEP Credit continues to service the receivables. These securitized transactions allow AEP Credit to repay its outstanding debt obligations, continue to purchase our operating companies' receivables and accelerate AEP Credit's cash collections.

In July 2011, AEP Credit renewed its receivables securitization agreement. The agreement provides commitments of $750 million from bank conduits to finance receivables from AEP Credit with an increase to $800 million for the months of July, August and September to accommodate seasonal demand. A commitment of $375 million, with the seasonal increase to $425 million for the months of July, August and September, expires in June 2012 and the remaining commitment of $375 million expires in June 2014.

Accounts receivable information for AEP Credit is as follows:

	Years Ended December 31,
	2011		2010		2009
	(dollars in millions)
Proceeds from Sale of Accounts Receivable	$	NA	$	NA	$7,043
Loss on Sale of Accounts Receivable		NA		NA	3
Average Variable Discount Rate on Sale of
Accounts Receivable		NA		NA	0.57%
Effective Interest Rates on Securitization of
Accounts Receivable		0.27%		0.31%	NA
Net Uncollectible Accounts Receivable Written Off		37		22	28

NA Not Applicable

	December 31,
	2011	2010
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral
Less Uncollectible Accounts	$902	$923
Total Principal Outstanding	666	690
Delinquent Securitized Accounts Receivable	38	50
Bad Debt Reserves Related to Securitization/Sale of Accounts Receivable	18	26
Unbilled Receivables Related to Securitization/Sale of Accounts Receivable	370	354

Customer accounts receivable retained and securitized for our operating companies are managed by AEP Credit. AEP Credit's delinquent customer accounts receivable represents accounts greater than 30 days past due.

Appalachian Power Co [Member]
Debt Disclosure [Abstract]
Financing Activities

13. FINANCING ACTIVITIES

Preferred Stock

In December 2011, the Registrant Subsidiaries redeemed all of their outstanding preferred stock, resulting in a loss, which is included in Preferred Stock Dividend Requirements Including Capital Stock Expense on the statements of income. The redeemed shares are no longer outstanding and represent only the right to receive the applicable redemption price, to the extent the shares have not yet been presented for payment. The par value of preferred stock redeemed and the loss recorded by the Registrant Subsidiaries was as follows:

	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed for
		the Years Ended December 31,
Company	Series	2011	2010	2009
APCo	4.50%	177,465	53	2
I&M	4.12%	11,055	-	-
I&M	4.125%	55,257	44	34
I&M	4.56%	14,412	-	-
OPCo	4.08%	14,495	100	-
OPCo	4.20%	22,824	-	-
OPCo	4.40%	31,482	-	-
OPCo	4.50%	97,357	6	10
PSO	4.00%	44,508	-	40
PSO	4.24%	4,310	3,759	-
SWEPCo	4.28%	7,386	-	-
SWEPCo	4.65%	1,907	-	-
SWEPCo	5.00%	37,665	8	-

Long-term Debt

There are certain limitations on establishing liens against the Registrant Subsidiaries' assets under their respective indentures. None of the long-term debt obligations of the Registrant Subsidiaries have been guaranteed or secured by AEP or any of its affiliates.

The following details long-term debt outstanding as of December 31, 2011 and 2010:

		Weighted
		Average
		Interest
		Rate at			Outstanding at
		December 31,	Interest Rate Ranges at December 31,		December 31,
Company	Maturity	2011	2011	2010	2011	2010

Senior Unsecured Notes					(in thousands)
APCo	2011-2038	5.86%	3.40%-7.95%	3.40%-7.95%	$3,141,843	$3,042,060
I&M	2012-2037	6.25%	5.05%-7.00%	5.05%-7.00%	1,270,599	1,270,116
OPCo	2012-2035	5.61%	0.955%-6.60%	0.702%-6.60%	3,291,823	3,291,027
PSO	2011-2037	5.52%	4.40%-6.625%	4.70%-6.625%	896,023	922,576
SWEPCo	2015-2040	5.92%	4.90%-6.45%	4.90%-6.45%	1,548,437	1,548,185

Pollution Control Bonds (a)
APCo	2011-2038 (b)	2.27%	0.07%-6.05%	0.29%-6.05%	582,000	516,650
I&M	2011-2025 (b)	4.02%	0.06%-6.25%	0.33%-6.25%	266,494	266,456
OPCo	2011-2038 (b)	3.81%	0.07%-5.80%	0.30%-5.80%	562,325	677,325
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2011-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	176,335

Notes Payable - Affiliated
OPCo	2015	5.25%	5.25%	5.25%	200,000	200,000

Notes Payable - Nonaffiliated
I&M	2013-2016	3.01%	2.029%-5.44%	2.07%-5.44%	234,590	202,753
SWEPCo	2012-2024	6.66%	6.37%-7.03%	6.37%-7.03%	45,000	45,000

Spent Nuclear Fuel Obligation (c)
I&M					265,065	264,901

Other Long-term Debt
APCo	2026	13.718%	13.718%	13.718%	2,408	2,431
I&M	2025	6.00%	6.00%	-	20,927	-
PSO	2027	3.00%	3.00%	3.00%	4,981	2,250

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year – Nonaffiliated on the balance sheets.

(c)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 5).

Long-term debt outstanding at December 31, 2011 is payable as follows:

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2012	$594,525	$279,075	$244,500	$311	$20,000
2013	70,029	78,977	806,000	479	-
2014	100,033	322,972	403,580	34,193	-
2015	500,037	132,813	286,000	508	303,500
2016	43	2,662	350,000	150,523	-
After 2016	2,469,741	1,246,083	1,972,245	765,327	1,406,700
Principal Amount	3,734,408	2,062,582	4,062,325	951,341	1,730,200
Unamortized Discount, Net	(8,157)	(4,907)	(8,177)	(3,977)	(1,563)
Total Long-term Debt
Outstanding	$3,726,251	$2,057,675	$4,054,148	$947,364	$1,728,637

In February 2012, APCo retired $30 million of 6.05% Pollution Control Bonds due in 2024 and $19.5 million of 5% Pollution Control Bonds due in 2021. As of December 31, 2011, these bonds were classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on APCo's balance sheet.

Dividend Restrictions

The Registrant Subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the Registrant Subsidiaries to transfer funds to Parent in the form of dividends.

Federal Power Act

The Federal Power Act prohibits each of the Registrant Subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” The term “capital account” is not defined in the Federal Power Act or its regulations. As applicable, the Registrant Subsidiaries understand “capital account” to mean the value of the common stock.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generating plants. Because of their respective ownership of such plants, this reserve applies to APCo, I&M and OPCo.

None of these restrictions limit the ability of the Registrant Subsidiaries to pay dividends out of retained earnings.

Leverage Restrictions

Pursuant to the credit agreement leverage restrictions, APCo, I&M and OPCo must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%. At December 31, 2011, $59 million of APCo's retained earnings and none of I&M's or OPCo's retained earnings have restrictions related to the payment of dividends to Parent.

Utility Money Pool – AEP System

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of its subsidiaries. The corporate borrowing program includes a Utility Money Pool, which funds the utility subsidiaries. The AEP System Utility Money Pool operates in accordance with the terms and conditions approved in a regulatory order. The amount of outstanding loans (borrowings) to/from the Utility Money Pool as of December 31, 2011 and 2010 is included in Advances to/from Affiliates on each of the Registrant Subsidiaries' balance sheets. The Utility Money Pool participants' money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2011 and 2010 are described in the following tables:

Year Ended December 31, 2011:

					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2011	Limit
	(in thousands)
APCo	$217,876	$393,811	$117,378	$96,186	$(176,240)	$600,000
I&M	57,352	219,386	23,793	56,999	95,714	500,000
OPCo	46,761	452,187	31,365	225,728	219,458	600,000
PSO	96,034	255,611	41,971	88,805	39,876	300,000
SWEPCo	136,752	105,184	47,232	38,798	(132,473)	350,000

Year Ended December 31, 2010:

					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2010	Limit
	(in thousands)
APCo	$438,039	$-	$227,002	$-	$(128,331)	$600,000
I&M	42,769	223,111	17,972	107,123	(42,769)	500,000
OPCo	-	655,118	-	304,747	154,702	950,000
PSO	107,320	74,751	45,287	31,211	(91,382)	300,000
SWEPCo	78,616	274,958	39,458	184,126	86,222	350,000

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2011	2010	2009
Maximum Interest Rate	0.56%	0.55%	2.28%
Minimum Interest Rate	0.06%	0.09%	0.15%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2011, 2010 and 2009 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from Utility Money Pool for			to Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2011	2010	2009	2011	2010	2009
APCo	0.42%	0.26%	0.89%	0.32%	-%	-%
I&M	0.39%	0.43%	1.46%	0.38%	0.24%	0.26%
OPCo	0.45%	-%	1.19%	0.35%	0.22%	0.21%
PSO	0.41%	0.31%	2.01%	0.32%	0.17%	0.56%
SWEPCo	0.40%	0.19%	1.66%	0.33%	0.27%	0.52%

Interest expense related to the Utility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries incurred interest expense for amounts borrowed from the Utility Money Pool as follows:

	Years Ended December 31,
Company	2011	2010	2009
		(in thousands)
APCo	$198	$611	$1,887
I&M	20	17	924
OPCo	12	16	3,156
PSO	85	102	86
SWEPCo	174	11	68

Interest income related to the Utility Money Pool is included in Interest Income on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries earned interest income for amounts advanced to the Utility Money Pool as follows:

	Years Ended December 31,
Company	2011	2010	2009
		(in thousands)
APCo	$313	$9	$-
I&M	226	219	129
OPCo	820	708	228
PSO	250	19	322
SWEPCo	32	438	278

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 5.

Sale of Receivables – AEP Credit

Under a sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit's financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary's receivables. APCo does not have regulatory authority to sell its West Virginia accounts receivable. The costs of customer accounts receivable sold are reported in Other Operation on the Registrant Subsidiaries' income statements. The Registrant Subsidiaries manage and service their customer accounts receivable sold.

In July 2011, AEP Credit renewed its receivables securitization agreement. The agreement provides commitments of $750 million from bank conduits to finance receivables from AEP Credit with an increase to $800 million for the months of July, August and September to accommodate seasonal demand. A commitment of $375 million, with the seasonal increase to $425 million for the months of July, August and September, expires in June 2012 and the remaining commitment of $375 million expires in June 2014.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2011 and 2010 was as follows:

	December 31,
Company	2011	2010
	(in thousands)
APCo	$121,605	$145,515
I&M	121,597	123,366
OPCo	346,695	344,698
PSO	123,172	121,679
SWEPCo	140,440	135,092

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9,612	$9,194	$5,132
I&M	6,168	6,770	6,191
OPCo	18,851	20,630	19,994
PSO	6,363	5,406	6,954
SWEPCo	5,672	5,688	6,171

The Registrant Subsidiaries' proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$1,248,253	$1,418,487	$1,258,860
I&M	1,323,068	1,283,955	1,228,502
OPCo	3,461,758	3,495,609	3,201,767
PSO	1,299,190	1,196,586	1,028,770
SWEPCo	1,495,397	1,402,525	1,300,393

Indiana Michigan Power Co [Member]
Debt Disclosure [Abstract]
Financing Activities

13. FINANCING ACTIVITIES

Preferred Stock

In December 2011, the Registrant Subsidiaries redeemed all of their outstanding preferred stock, resulting in a loss, which is included in Preferred Stock Dividend Requirements Including Capital Stock Expense on the statements of income. The redeemed shares are no longer outstanding and represent only the right to receive the applicable redemption price, to the extent the shares have not yet been presented for payment. The par value of preferred stock redeemed and the loss recorded by the Registrant Subsidiaries was as follows:

	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed for
		the Years Ended December 31,
Company	Series	2011	2010	2009
APCo	4.50%	177,465	53	2
I&M	4.12%	11,055	-	-
I&M	4.125%	55,257	44	34
I&M	4.56%	14,412	-	-
OPCo	4.08%	14,495	100	-
OPCo	4.20%	22,824	-	-
OPCo	4.40%	31,482	-	-
OPCo	4.50%	97,357	6	10
PSO	4.00%	44,508	-	40
PSO	4.24%	4,310	3,759	-
SWEPCo	4.28%	7,386	-	-
SWEPCo	4.65%	1,907	-	-
SWEPCo	5.00%	37,665	8	-

Long-term Debt

There are certain limitations on establishing liens against the Registrant Subsidiaries' assets under their respective indentures. None of the long-term debt obligations of the Registrant Subsidiaries have been guaranteed or secured by AEP or any of its affiliates.

The following details long-term debt outstanding as of December 31, 2011 and 2010:

		Weighted
		Average
		Interest
		Rate at			Outstanding at
		December 31,	Interest Rate Ranges at December 31,		December 31,
Company	Maturity	2011	2011	2010	2011	2010

Senior Unsecured Notes					(in thousands)
APCo	2011-2038	5.86%	3.40%-7.95%	3.40%-7.95%	$3,141,843	$3,042,060
I&M	2012-2037	6.25%	5.05%-7.00%	5.05%-7.00%	1,270,599	1,270,116
OPCo	2012-2035	5.61%	0.955%-6.60%	0.702%-6.60%	3,291,823	3,291,027
PSO	2011-2037	5.52%	4.40%-6.625%	4.70%-6.625%	896,023	922,576
SWEPCo	2015-2040	5.92%	4.90%-6.45%	4.90%-6.45%	1,548,437	1,548,185

Pollution Control Bonds (a)
APCo	2011-2038 (b)	2.27%	0.07%-6.05%	0.29%-6.05%	582,000	516,650
I&M	2011-2025 (b)	4.02%	0.06%-6.25%	0.33%-6.25%	266,494	266,456
OPCo	2011-2038 (b)	3.81%	0.07%-5.80%	0.30%-5.80%	562,325	677,325
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2011-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	176,335

Notes Payable - Affiliated
OPCo	2015	5.25%	5.25%	5.25%	200,000	200,000

Notes Payable - Nonaffiliated
I&M	2013-2016	3.01%	2.029%-5.44%	2.07%-5.44%	234,590	202,753
SWEPCo	2012-2024	6.66%	6.37%-7.03%	6.37%-7.03%	45,000	45,000

Spent Nuclear Fuel Obligation (c)
I&M					265,065	264,901

Other Long-term Debt
APCo	2026	13.718%	13.718%	13.718%	2,408	2,431
I&M	2025	6.00%	6.00%	-	20,927	-
PSO	2027	3.00%	3.00%	3.00%	4,981	2,250

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year – Nonaffiliated on the balance sheets.

(c)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 5).

Long-term debt outstanding at December 31, 2011 is payable as follows:

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2012	$594,525	$279,075	$244,500	$311	$20,000
2013	70,029	78,977	806,000	479	-
2014	100,033	322,972	403,580	34,193	-
2015	500,037	132,813	286,000	508	303,500
2016	43	2,662	350,000	150,523	-
After 2016	2,469,741	1,246,083	1,972,245	765,327	1,406,700
Principal Amount	3,734,408	2,062,582	4,062,325	951,341	1,730,200
Unamortized Discount, Net	(8,157)	(4,907)	(8,177)	(3,977)	(1,563)
Total Long-term Debt
Outstanding	$3,726,251	$2,057,675	$4,054,148	$947,364	$1,728,637

In January and February 2012, I&M retired $2 million and $12 million, respectively, of Notes Payable related to DCC Fuel.

Dividend Restrictions

The Registrant Subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the Registrant Subsidiaries to transfer funds to Parent in the form of dividends.

Federal Power Act

The Federal Power Act prohibits each of the Registrant Subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” The term “capital account” is not defined in the Federal Power Act or its regulations. As applicable, the Registrant Subsidiaries understand “capital account” to mean the value of the common stock.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generating plants. Because of their respective ownership of such plants, this reserve applies to APCo, I&M and OPCo.

None of these restrictions limit the ability of the Registrant Subsidiaries to pay dividends out of retained earnings.

Leverage Restrictions

Pursuant to the credit agreement leverage restrictions, APCo, I&M and OPCo must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%. At December 31, 2011, $59 million of APCo's retained earnings and none of I&M's or OPCo's retained earnings have restrictions related to the payment of dividends to Parent.

Utility Money Pool – AEP System

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of its subsidiaries. The corporate borrowing program includes a Utility Money Pool, which funds the utility subsidiaries. The AEP System Utility Money Pool operates in accordance with the terms and conditions approved in a regulatory order. The amount of outstanding loans (borrowings) to/from the Utility Money Pool as of December 31, 2011 and 2010 is included in Advances to/from Affiliates on each of the Registrant Subsidiaries' balance sheets. The Utility Money Pool participants' money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2011 and 2010 are described in the following tables:

Year Ended December 31, 2011:

					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2011	Limit
	(in thousands)
APCo	$217,876	$393,811	$117,378	$96,186	$(176,240)	$600,000
I&M	57,352	219,386	23,793	56,999	95,714	500,000
OPCo	46,761	452,187	31,365	225,728	219,458	600,000
PSO	96,034	255,611	41,971	88,805	39,876	300,000
SWEPCo	136,752	105,184	47,232	38,798	(132,473)	350,000

Year Ended December 31, 2010:

					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2010	Limit
	(in thousands)
APCo	$438,039	$-	$227,002	$-	$(128,331)	$600,000
I&M	42,769	223,111	17,972	107,123	(42,769)	500,000
OPCo	-	655,118	-	304,747	154,702	950,000
PSO	107,320	74,751	45,287	31,211	(91,382)	300,000
SWEPCo	78,616	274,958	39,458	184,126	86,222	350,000

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2011	2010	2009
Maximum Interest Rate	0.56%	0.55%	2.28%
Minimum Interest Rate	0.06%	0.09%	0.15%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2011, 2010 and 2009 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from Utility Money Pool for			to Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2011	2010	2009	2011	2010	2009
APCo	0.42%	0.26%	0.89%	0.32%	-%	-%
I&M	0.39%	0.43%	1.46%	0.38%	0.24%	0.26%
OPCo	0.45%	-%	1.19%	0.35%	0.22%	0.21%
PSO	0.41%	0.31%	2.01%	0.32%	0.17%	0.56%
SWEPCo	0.40%	0.19%	1.66%	0.33%	0.27%	0.52%

Interest expense related to the Utility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries incurred interest expense for amounts borrowed from the Utility Money Pool as follows:

	Years Ended December 31,
Company	2011	2010	2009
		(in thousands)
APCo	$198	$611	$1,887
I&M	20	17	924
OPCo	12	16	3,156
PSO	85	102	86
SWEPCo	174	11	68

Interest income related to the Utility Money Pool is included in Interest Income on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries earned interest income for amounts advanced to the Utility Money Pool as follows:

	Years Ended December 31,
Company	2011	2010	2009
		(in thousands)
APCo	$313	$9	$-
I&M	226	219	129
OPCo	820	708	228
PSO	250	19	322
SWEPCo	32	438	278

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 5.

Sale of Receivables – AEP Credit

Under a sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit's financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary's receivables.

The costs of customer accounts receivable sold are reported in Other Operation on the Registrant Subsidiaries' income statements. The Registrant Subsidiaries manage and service their customer accounts receivable sold.

In July 2011, AEP Credit renewed its receivables securitization agreement. The agreement provides commitments of $750 million from bank conduits to finance receivables from AEP Credit with an increase to $800 million for the months of July, August and September to accommodate seasonal demand. A commitment of $375 million, with the seasonal increase to $425 million for the months of July, August and September, expires in June 2012 and the remaining commitment of $375 million expires in June 2014.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2011 and 2010 was as follows:

	December 31,
Company	2011	2010
	(in thousands)
APCo	$121,605	$145,515
I&M	121,597	123,366
OPCo	346,695	344,698
PSO	123,172	121,679
SWEPCo	140,440	135,092

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9,612	$9,194	$5,132
I&M	6,168	6,770	6,191
OPCo	18,851	20,630	19,994
PSO	6,363	5,406	6,954
SWEPCo	5,672	5,688	6,171

The Registrant Subsidiaries' proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$1,248,253	$1,418,487	$1,258,860
I&M	1,323,068	1,283,955	1,228,502
OPCo	3,461,758	3,495,609	3,201,767
PSO	1,299,190	1,196,586	1,028,770
SWEPCo	1,495,397	1,402,525	1,300,393

Ohio Power Co [Member]
Debt Disclosure [Abstract]
Financing Activities

13. FINANCING ACTIVITIES

Preferred Stock

In December 2011, the Registrant Subsidiaries redeemed all of their outstanding preferred stock, resulting in a loss, which is included in Preferred Stock Dividend Requirements Including Capital Stock Expense on the statements of income. The redeemed shares are no longer outstanding and represent only the right to receive the applicable redemption price, to the extent the shares have not yet been presented for payment. The par value of preferred stock redeemed and the loss recorded by the Registrant Subsidiaries was as follows:

	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed for
		the Years Ended December 31,
Company	Series	2011	2010	2009
APCo	4.50%	177,465	53	2
I&M	4.12%	11,055	-	-
I&M	4.125%	55,257	44	34
I&M	4.56%	14,412	-	-
OPCo	4.08%	14,495	100	-
OPCo	4.20%	22,824	-	-
OPCo	4.40%	31,482	-	-
OPCo	4.50%	97,357	6	10
PSO	4.00%	44,508	-	40
PSO	4.24%	4,310	3,759	-
SWEPCo	4.28%	7,386	-	-
SWEPCo	4.65%	1,907	-	-
SWEPCo	5.00%	37,665	8	-

Long-term Debt

There are certain limitations on establishing liens against the Registrant Subsidiaries' assets under their respective indentures. None of the long-term debt obligations of the Registrant Subsidiaries have been guaranteed or secured by AEP or any of its affiliates.

The following details long-term debt outstanding as of December 31, 2011 and 2010:

		Weighted
		Average
		Interest
		Rate at			Outstanding at
		December 31,	Interest Rate Ranges at December 31,		December 31,
Company	Maturity	2011	2011	2010	2011	2010

Senior Unsecured Notes					(in thousands)
APCo	2011-2038	5.86%	3.40%-7.95%	3.40%-7.95%	$3,141,843	$3,042,060
I&M	2012-2037	6.25%	5.05%-7.00%	5.05%-7.00%	1,270,599	1,270,116
OPCo	2012-2035	5.61%	0.955%-6.60%	0.702%-6.60%	3,291,823	3,291,027
PSO	2011-2037	5.52%	4.40%-6.625%	4.70%-6.625%	896,023	922,576
SWEPCo	2015-2040	5.92%	4.90%-6.45%	4.90%-6.45%	1,548,437	1,548,185

Pollution Control Bonds (a)
APCo	2011-2038 (b)	2.27%	0.07%-6.05%	0.29%-6.05%	582,000	516,650
I&M	2011-2025 (b)	4.02%	0.06%-6.25%	0.33%-6.25%	266,494	266,456
OPCo	2011-2038 (b)	3.81%	0.07%-5.80%	0.30%-5.80%	562,325	677,325
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2011-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	176,335

Notes Payable - Affiliated
OPCo	2015	5.25%	5.25%	5.25%	200,000	200,000

Notes Payable - Nonaffiliated
I&M	2013-2016	3.01%	2.029%-5.44%	2.07%-5.44%	234,590	202,753
SWEPCo	2012-2024	6.66%	6.37%-7.03%	6.37%-7.03%	45,000	45,000

Spent Nuclear Fuel Obligation (c)
I&M					265,065	264,901

Other Long-term Debt
APCo	2026	13.718%	13.718%	13.718%	2,408	2,431
I&M	2025	6.00%	6.00%	-	20,927	-
PSO	2027	3.00%	3.00%	3.00%	4,981	2,250

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year – Nonaffiliated on the balance sheets.

(c)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 5).

Long-term debt outstanding at December 31, 2011 is payable as follows:

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2012	$594,525	$279,075	$244,500	$311	$20,000
2013	70,029	78,977	806,000	479	-
2014	100,033	322,972	403,580	34,193	-
2015	500,037	132,813	286,000	508	303,500
2016	43	2,662	350,000	150,523	-
After 2016	2,469,741	1,246,083	1,972,245	765,327	1,406,700
Principal Amount	3,734,408	2,062,582	4,062,325	951,341	1,730,200
Unamortized Discount, Net	(8,157)	(4,907)	(8,177)	(3,977)	(1,563)
Total Long-term Debt
Outstanding	$3,726,251	$2,057,675	$4,054,148	$947,364	$1,728,637

As of December 31, 2011, trustees held, on behalf of OPCo, $418 million of its reacquired Pollution Control Bonds.

Dividend Restrictions

The Registrant Subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the Registrant Subsidiaries to transfer funds to Parent in the form of dividends.

Federal Power Act

The Federal Power Act prohibits each of the Registrant Subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” The term “capital account” is not defined in the Federal Power Act or its regulations. As applicable, the Registrant Subsidiaries understand “capital account” to mean the value of the common stock.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generating plants. Because of their respective ownership of such plants, this reserve applies to APCo, I&M and OPCo.

None of these restrictions limit the ability of the Registrant Subsidiaries to pay dividends out of retained earnings.

Leverage Restrictions

Pursuant to the credit agreement leverage restrictions, APCo, I&M and OPCo must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%. At December 31, 2011, $59 million of APCo's retained earnings and none of I&M's or OPCo's retained earnings have restrictions related to the payment of dividends to Parent.

Utility Money Pool – AEP System

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of its subsidiaries. The corporate borrowing program includes a Utility Money Pool, which funds the utility subsidiaries. The AEP System Utility Money Pool operates in accordance with the terms and conditions approved in a regulatory order. The amount of outstanding loans (borrowings) to/from the Utility Money Pool as of December 31, 2011 and 2010 is included in Advances to/from Affiliates on each of the Registrant Subsidiaries' balance sheets. The Utility Money Pool participants' money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2011 and 2010 are described in the following tables:

Year Ended December 31, 2011:

					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2011	Limit
	(in thousands)
APCo	$217,876	$393,811	$117,378	$96,186	$(176,240)	$600,000
I&M	57,352	219,386	23,793	56,999	95,714	500,000
OPCo	46,761	452,187	31,365	225,728	219,458	600,000
PSO	96,034	255,611	41,971	88,805	39,876	300,000
SWEPCo	136,752	105,184	47,232	38,798	(132,473)	350,000

Year Ended December 31, 2010:

					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2010	Limit
	(in thousands)
APCo	$438,039	$-	$227,002	$-	$(128,331)	$600,000
I&M	42,769	223,111	17,972	107,123	(42,769)	500,000
OPCo	-	655,118	-	304,747	154,702	950,000
PSO	107,320	74,751	45,287	31,211	(91,382)	300,000
SWEPCo	78,616	274,958	39,458	184,126	86,222	350,000

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2011	2010	2009
Maximum Interest Rate	0.56%	0.55%	2.28%
Minimum Interest Rate	0.06%	0.09%	0.15%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2011, 2010 and 2009 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from Utility Money Pool for			to Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2011	2010	2009	2011	2010	2009
APCo	0.42%	0.26%	0.89%	0.32%	-%	-%
I&M	0.39%	0.43%	1.46%	0.38%	0.24%	0.26%
OPCo	0.45%	-%	1.19%	0.35%	0.22%	0.21%
PSO	0.41%	0.31%	2.01%	0.32%	0.17%	0.56%
SWEPCo	0.40%	0.19%	1.66%	0.33%	0.27%	0.52%

Interest expense related to the Utility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries incurred interest expense for amounts borrowed from the Utility Money Pool as follows:

	Years Ended December 31,
Company	2011	2010	2009
		(in thousands)
APCo	$198	$611	$1,887
I&M	20	17	924
OPCo	12	16	3,156
PSO	85	102	86
SWEPCo	174	11	68

Interest income related to the Utility Money Pool is included in Interest Income on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries earned interest income for amounts advanced to the Utility Money Pool as follows:

	Years Ended December 31,
Company	2011	2010	2009
		(in thousands)
APCo	$313	$9	$-
I&M	226	219	129
OPCo	820	708	228
PSO	250	19	322
SWEPCo	32	438	278

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 5.

Sale of Receivables – AEP Credit

Under a sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit's financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary's receivables.

The costs of customer accounts receivable sold are reported in Other Operation on the Registrant Subsidiaries' income statements. The Registrant Subsidiaries manage and service their customer accounts receivable sold.

In July 2011, AEP Credit renewed its receivables securitization agreement. The agreement provides commitments of $750 million from bank conduits to finance receivables from AEP Credit with an increase to $800 million for the months of July, August and September to accommodate seasonal demand. A commitment of $375 million, with the seasonal increase to $425 million for the months of July, August and September, expires in June 2012 and the remaining commitment of $375 million expires in June 2014.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2011 and 2010 was as follows:

	December 31,
Company	2011	2010
	(in thousands)
APCo	$121,605	$145,515
I&M	121,597	123,366
OPCo	346,695	344,698
PSO	123,172	121,679
SWEPCo	140,440	135,092

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9,612	$9,194	$5,132
I&M	6,168	6,770	6,191
OPCo	18,851	20,630	19,994
PSO	6,363	5,406	6,954
SWEPCo	5,672	5,688	6,171

The Registrant Subsidiaries' proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$1,248,253	$1,418,487	$1,258,860
I&M	1,323,068	1,283,955	1,228,502
OPCo	3,461,758	3,495,609	3,201,767
PSO	1,299,190	1,196,586	1,028,770
SWEPCo	1,495,397	1,402,525	1,300,393

Public Service Co Of Oklahoma [Member]
Debt Disclosure [Abstract]
Financing Activities

13. FINANCING ACTIVITIES

Preferred Stock

In December 2011, the Registrant Subsidiaries redeemed all of their outstanding preferred stock, resulting in a loss, which is included in Preferred Stock Dividend Requirements Including Capital Stock Expense on the statements of income. The redeemed shares are no longer outstanding and represent only the right to receive the applicable redemption price, to the extent the shares have not yet been presented for payment. The par value of preferred stock redeemed and the loss recorded by the Registrant Subsidiaries was as follows:

	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed for
		the Years Ended December 31,
Company	Series	2011	2010	2009
APCo	4.50%	177,465	53	2
I&M	4.12%	11,055	-	-
I&M	4.125%	55,257	44	34
I&M	4.56%	14,412	-	-
OPCo	4.08%	14,495	100	-
OPCo	4.20%	22,824	-	-
OPCo	4.40%	31,482	-	-
OPCo	4.50%	97,357	6	10
PSO	4.00%	44,508	-	40
PSO	4.24%	4,310	3,759	-
SWEPCo	4.28%	7,386	-	-
SWEPCo	4.65%	1,907	-	-
SWEPCo	5.00%	37,665	8	-

Long-term Debt

There are certain limitations on establishing liens against the Registrant Subsidiaries' assets under their respective indentures. None of the long-term debt obligations of the Registrant Subsidiaries have been guaranteed or secured by AEP or any of its affiliates.

The following details long-term debt outstanding as of December 31, 2011 and 2010:

		Weighted
		Average
		Interest
		Rate at			Outstanding at
		December 31,	Interest Rate Ranges at December 31,		December 31,
Company	Maturity	2011	2011	2010	2011	2010

Senior Unsecured Notes					(in thousands)
APCo	2011-2038	5.86%	3.40%-7.95%	3.40%-7.95%	$3,141,843	$3,042,060
I&M	2012-2037	6.25%	5.05%-7.00%	5.05%-7.00%	1,270,599	1,270,116
OPCo	2012-2035	5.61%	0.955%-6.60%	0.702%-6.60%	3,291,823	3,291,027
PSO	2011-2037	5.52%	4.40%-6.625%	4.70%-6.625%	896,023	922,576
SWEPCo	2015-2040	5.92%	4.90%-6.45%	4.90%-6.45%	1,548,437	1,548,185

Pollution Control Bonds (a)
APCo	2011-2038 (b)	2.27%	0.07%-6.05%	0.29%-6.05%	582,000	516,650
I&M	2011-2025 (b)	4.02%	0.06%-6.25%	0.33%-6.25%	266,494	266,456
OPCo	2011-2038 (b)	3.81%	0.07%-5.80%	0.30%-5.80%	562,325	677,325
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2011-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	176,335

Notes Payable - Affiliated
OPCo	2015	5.25%	5.25%	5.25%	200,000	200,000

Notes Payable - Nonaffiliated
I&M	2013-2016	3.01%	2.029%-5.44%	2.07%-5.44%	234,590	202,753
SWEPCo	2012-2024	6.66%	6.37%-7.03%	6.37%-7.03%	45,000	45,000

Spent Nuclear Fuel Obligation (c)
I&M					265,065	264,901

Other Long-term Debt
APCo	2026	13.718%	13.718%	13.718%	2,408	2,431
I&M	2025	6.00%	6.00%	-	20,927	-
PSO	2027	3.00%	3.00%	3.00%	4,981	2,250

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year – Nonaffiliated on the balance sheets.

(c)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 5).

Long-term debt outstanding at December 31, 2011 is payable as follows:

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2012	$594,525	$279,075	$244,500	$311	$20,000
2013	70,029	78,977	806,000	479	-
2014	100,033	322,972	403,580	34,193	-
2015	500,037	132,813	286,000	508	303,500
2016	43	2,662	350,000	150,523	-
After 2016	2,469,741	1,246,083	1,972,245	765,327	1,406,700
Principal Amount	3,734,408	2,062,582	4,062,325	951,341	1,730,200
Unamortized Discount, Net	(8,157)	(4,907)	(8,177)	(3,977)	(1,563)
Total Long-term Debt
Outstanding	$3,726,251	$2,057,675	$4,054,148	$947,364	$1,728,637

Dividend Restrictions

The Registrant Subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the Registrant Subsidiaries to transfer funds to Parent in the form of dividends.

Federal Power Act

The Federal Power Act prohibits each of the Registrant Subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” The term “capital account” is not defined in the Federal Power Act or its regulations. As applicable, the Registrant Subsidiaries understand “capital account” to mean the value of the common stock.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generating plants. Because of their respective ownership of such plants, this reserve applies to APCo, I&M and OPCo.

None of these restrictions limit the ability of the Registrant Subsidiaries to pay dividends out of retained earnings.

Utility Money Pool – AEP System

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of its subsidiaries. The corporate borrowing program includes a Utility Money Pool, which funds the utility subsidiaries. The AEP System Utility Money Pool operates in accordance with the terms and conditions approved in a regulatory order. The amount of outstanding loans (borrowings) to/from the Utility Money Pool as of December 31, 2011 and 2010 is included in Advances to/from Affiliates on each of the Registrant Subsidiaries' balance sheets. The Utility Money Pool participants' money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2011 and 2010 are described in the following tables:

Year Ended December 31, 2011:

					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2011	Limit
	(in thousands)
APCo	$217,876	$393,811	$117,378	$96,186	$(176,240)	$600,000
I&M	57,352	219,386	23,793	56,999	95,714	500,000
OPCo	46,761	452,187	31,365	225,728	219,458	600,000
PSO	96,034	255,611	41,971	88,805	39,876	300,000
SWEPCo	136,752	105,184	47,232	38,798	(132,473)	350,000

Year Ended December 31, 2010:

					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2010	Limit
	(in thousands)
APCo	$438,039	$-	$227,002	$-	$(128,331)	$600,000
I&M	42,769	223,111	17,972	107,123	(42,769)	500,000
OPCo	-	655,118	-	304,747	154,702	950,000
PSO	107,320	74,751	45,287	31,211	(91,382)	300,000
SWEPCo	78,616	274,958	39,458	184,126	86,222	350,000

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2011	2010	2009
Maximum Interest Rate	0.56%	0.55%	2.28%
Minimum Interest Rate	0.06%	0.09%	0.15%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2011, 2010 and 2009 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from Utility Money Pool for			to Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2011	2010	2009	2011	2010	2009
APCo	0.42%	0.26%	0.89%	0.32%	-%	-%
I&M	0.39%	0.43%	1.46%	0.38%	0.24%	0.26%
OPCo	0.45%	-%	1.19%	0.35%	0.22%	0.21%
PSO	0.41%	0.31%	2.01%	0.32%	0.17%	0.56%
SWEPCo	0.40%	0.19%	1.66%	0.33%	0.27%	0.52%

Interest expense related to the Utility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries incurred interest expense for amounts borrowed from the Utility Money Pool as follows:

	Years Ended December 31,
Company	2011	2010	2009
		(in thousands)
APCo	$198	$611	$1,887
I&M	20	17	924
OPCo	12	16	3,156
PSO	85	102	86
SWEPCo	174	11	68

Interest income related to the Utility Money Pool is included in Interest Income on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries earned interest income for amounts advanced to the Utility Money Pool as follows:

	Years Ended December 31,
Company	2011	2010	2009
		(in thousands)
APCo	$313	$9	$-
I&M	226	219	129
OPCo	820	708	228
PSO	250	19	322
SWEPCo	32	438	278

Sale of Receivables – AEP Credit

Under a sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit's financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary's receivables.

The costs of customer accounts receivable sold are reported in Other Operation on the Registrant Subsidiaries' income statements. The Registrant Subsidiaries manage and service their customer accounts receivable sold.

In July 2011, AEP Credit renewed its receivables securitization agreement. The agreement provides commitments of $750 million from bank conduits to finance receivables from AEP Credit with an increase to $800 million for the months of July, August and September to accommodate seasonal demand. A commitment of $375 million, with the seasonal increase to $425 million for the months of July, August and September, expires in June 2012 and the remaining commitment of $375 million expires in June 2014.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2011 and 2010 was as follows:

	December 31,
Company	2011	2010
	(in thousands)
APCo	$121,605	$145,515
I&M	121,597	123,366
OPCo	346,695	344,698
PSO	123,172	121,679
SWEPCo	140,440	135,092

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9,612	$9,194	$5,132
I&M	6,168	6,770	6,191
OPCo	18,851	20,630	19,994
PSO	6,363	5,406	6,954
SWEPCo	5,672	5,688	6,171

The Registrant Subsidiaries' proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$1,248,253	$1,418,487	$1,258,860
I&M	1,323,068	1,283,955	1,228,502
OPCo	3,461,758	3,495,609	3,201,767
PSO	1,299,190	1,196,586	1,028,770
SWEPCo	1,495,397	1,402,525	1,300,393

Southwestern Electric Power Co [Member]
Debt Disclosure [Abstract]
Financing Activities

13. FINANCING ACTIVITIES

Preferred Stock

In December 2011, the Registrant Subsidiaries redeemed all of their outstanding preferred stock, resulting in a loss, which is included in Preferred Stock Dividend Requirements Including Capital Stock Expense on the statements of income. The redeemed shares are no longer outstanding and represent only the right to receive the applicable redemption price, to the extent the shares have not yet been presented for payment. The par value of preferred stock redeemed and the loss recorded by the Registrant Subsidiaries was as follows:

	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed for
		the Years Ended December 31,
Company	Series	2011	2010	2009
APCo	4.50%	177,465	53	2
I&M	4.12%	11,055	-	-
I&M	4.125%	55,257	44	34
I&M	4.56%	14,412	-	-
OPCo	4.08%	14,495	100	-
OPCo	4.20%	22,824	-	-
OPCo	4.40%	31,482	-	-
OPCo	4.50%	97,357	6	10
PSO	4.00%	44,508	-	40
PSO	4.24%	4,310	3,759	-
SWEPCo	4.28%	7,386	-	-
SWEPCo	4.65%	1,907	-	-
SWEPCo	5.00%	37,665	8	-

Long-term Debt

There are certain limitations on establishing liens against the Registrant Subsidiaries' assets under their respective indentures. None of the long-term debt obligations of the Registrant Subsidiaries have been guaranteed or secured by AEP or any of its affiliates.

The following details long-term debt outstanding as of December 31, 2011 and 2010:

		Weighted
		Average
		Interest
		Rate at			Outstanding at
		December 31,	Interest Rate Ranges at December 31,		December 31,
Company	Maturity	2011	2011	2010	2011	2010

Senior Unsecured Notes					(in thousands)
APCo	2011-2038	5.86%	3.40%-7.95%	3.40%-7.95%	$3,141,843	$3,042,060
I&M	2012-2037	6.25%	5.05%-7.00%	5.05%-7.00%	1,270,599	1,270,116
OPCo	2012-2035	5.61%	0.955%-6.60%	0.702%-6.60%	3,291,823	3,291,027
PSO	2011-2037	5.52%	4.40%-6.625%	4.70%-6.625%	896,023	922,576
SWEPCo	2015-2040	5.92%	4.90%-6.45%	4.90%-6.45%	1,548,437	1,548,185

Pollution Control Bonds (a)
APCo	2011-2038 (b)	2.27%	0.07%-6.05%	0.29%-6.05%	582,000	516,650
I&M	2011-2025 (b)	4.02%	0.06%-6.25%	0.33%-6.25%	266,494	266,456
OPCo	2011-2038 (b)	3.81%	0.07%-5.80%	0.30%-5.80%	562,325	677,325
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2011-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	176,335

Notes Payable - Affiliated
OPCo	2015	5.25%	5.25%	5.25%	200,000	200,000

Notes Payable - Nonaffiliated
I&M	2013-2016	3.01%	2.029%-5.44%	2.07%-5.44%	234,590	202,753
SWEPCo	2012-2024	6.66%	6.37%-7.03%	6.37%-7.03%	45,000	45,000

Spent Nuclear Fuel Obligation (c)
I&M					265,065	264,901

Other Long-term Debt
APCo	2026	13.718%	13.718%	13.718%	2,408	2,431
I&M	2025	6.00%	6.00%	-	20,927	-
PSO	2027	3.00%	3.00%	3.00%	4,981	2,250

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year – Nonaffiliated on the balance sheets.

(c)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 5).

Long-term debt outstanding at December 31, 2011 is payable as follows:

	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2012	$594,525	$279,075	$244,500	$311	$20,000
2013	70,029	78,977	806,000	479	-
2014	100,033	322,972	403,580	34,193	-
2015	500,037	132,813	286,000	508	303,500
2016	43	2,662	350,000	150,523	-
After 2016	2,469,741	1,246,083	1,972,245	765,327	1,406,700
Principal Amount	3,734,408	2,062,582	4,062,325	951,341	1,730,200
Unamortized Discount, Net	(8,157)	(4,907)	(8,177)	(3,977)	(1,563)
Total Long-term Debt
Outstanding	$3,726,251	$2,057,675	$4,054,148	$947,364	$1,728,637

In February 2012, SWEPCo issued $275 million of 3.55% Senior Unsecured Notes due in 2022 and $65 million of 4.58% Notes Payable due in 2032.

Dividend Restrictions

The Registrant Subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the Registrant Subsidiaries to transfer funds to Parent in the form of dividends.

Federal Power Act

The Federal Power Act prohibits each of the Registrant Subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” The term “capital account” is not defined in the Federal Power Act or its regulations. As applicable, the Registrant Subsidiaries understand “capital account” to mean the value of the common stock.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generating plants. Because of their respective ownership of such plants, this reserve applies to APCo, I&M and OPCo.

None of these restrictions limit the ability of the Registrant Subsidiaries to pay dividends out of retained earnings.

Utility Money Pool – AEP System

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of its subsidiaries. The corporate borrowing program includes a Utility Money Pool, which funds the utility subsidiaries. The AEP System Utility Money Pool operates in accordance with the terms and conditions approved in a regulatory order. The amount of outstanding loans (borrowings) to/from the Utility Money Pool as of December 31, 2011 and 2010 is included in Advances to/from Affiliates on each of the Registrant Subsidiaries' balance sheets. The Utility Money Pool participants' money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2011 and 2010 are described in the following tables:

Year Ended December 31, 2011:

					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2011	Limit
	(in thousands)
APCo	$217,876	$393,811	$117,378	$96,186	$(176,240)	$600,000
I&M	57,352	219,386	23,793	56,999	95,714	500,000
OPCo	46,761	452,187	31,365	225,728	219,458	600,000
PSO	96,034	255,611	41,971	88,805	39,876	300,000
SWEPCo	136,752	105,184	47,232	38,798	(132,473)	350,000

Year Ended December 31, 2010:

					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2010	Limit
	(in thousands)
APCo	$438,039	$-	$227,002	$-	$(128,331)	$600,000
I&M	42,769	223,111	17,972	107,123	(42,769)	500,000
OPCo	-	655,118	-	304,747	154,702	950,000
PSO	107,320	74,751	45,287	31,211	(91,382)	300,000
SWEPCo	78,616	274,958	39,458	184,126	86,222	350,000

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2011	2010	2009
Maximum Interest Rate	0.56%	0.55%	2.28%
Minimum Interest Rate	0.06%	0.09%	0.15%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2011, 2010 and 2009 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from Utility Money Pool for			to Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2011	2010	2009	2011	2010	2009
APCo	0.42%	0.26%	0.89%	0.32%	-%	-%
I&M	0.39%	0.43%	1.46%	0.38%	0.24%	0.26%
OPCo	0.45%	-%	1.19%	0.35%	0.22%	0.21%
PSO	0.41%	0.31%	2.01%	0.32%	0.17%	0.56%
SWEPCo	0.40%	0.19%	1.66%	0.33%	0.27%	0.52%

Interest expense related to the Utility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries incurred interest expense for amounts borrowed from the Utility Money Pool as follows:

	Years Ended December 31,
Company	2011	2010	2009
		(in thousands)
APCo	$198	$611	$1,887
I&M	20	17	924
OPCo	12	16	3,156
PSO	85	102	86
SWEPCo	174	11	68

Interest income related to the Utility Money Pool is included in Interest Income on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries earned interest income for amounts advanced to the Utility Money Pool as follows:

	Years Ended December 31,
Company	2011	2010	2009
		(in thousands)
APCo	$313	$9	$-
I&M	226	219	129
OPCo	820	708	228
PSO	250	19	322
SWEPCo	32	438	278

Short-term Debt

The Registrant Subsidiaries’ outstanding short-term debt was as follows:

		December 31,
		2011		2010
		Outstanding	Interest	Outstanding	Interest
Company	Type of Debt	Amount	Rate (a)	Amount	Rate (a)
		(in thousands)		(in thousands)
SWEPCo	Line of Credit – Sabine	$17,016	1.79%	$6,217	2.15%

(a)		Weighted average rate.

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 5.

Sale of Receivables – AEP Credit

Under a sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit's financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary's receivables.

The costs of customer accounts receivable sold are reported in Other Operation on the Registrant Subsidiaries' income statements. The Registrant Subsidiaries manage and service their customer accounts receivable sold.

In July 2011, AEP Credit renewed its receivables securitization agreement. The agreement provides commitments of $750 million from bank conduits to finance receivables from AEP Credit with an increase to $800 million for the months of July, August and September to accommodate seasonal demand. A commitment of $375 million, with the seasonal increase to $425 million for the months of July, August and September, expires in June 2012 and the remaining commitment of $375 million expires in June 2014.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2011 and 2010 was as follows:

	December 31,
Company	2011	2010
	(in thousands)
APCo	$121,605	$145,515
I&M	121,597	123,366
OPCo	346,695	344,698
PSO	123,172	121,679
SWEPCo	140,440	135,092

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9,612	$9,194	$5,132
I&M	6,168	6,770	6,191
OPCo	18,851	20,630	19,994
PSO	6,363	5,406	6,954
SWEPCo	5,672	5,688	6,171

The Registrant Subsidiaries' proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$1,248,253	$1,418,487	$1,258,860
I&M	1,323,068	1,283,955	1,228,502
OPCo	3,461,758	3,495,609	3,201,767
PSO	1,299,190	1,196,586	1,028,770
SWEPCo	1,495,397	1,402,525	1,300,393

Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation

14. STOCK-BASED COMPENSATION

As approved by shareholder vote, the Amended and Restated American Electric Power System Long-Term Incentive Plan (LTIP) authorizes the use of 20,000,000 shares of AEP common stock for various types of stock-based compensation awards, including stock options, to employees. A maximum of 10,000,000 shares may be used under this plan for full value share awards, which includes performance units, restricted shares and restricted stock units. The AEP Board of Directors and shareholders last approved the LTIP in 2010. The following sections provide further information regarding each type of stock-based compensation award granted by the Human Resources Committee of the Board of Directors (HR Committee).

Stock Options

We did not grant stock options in 2011, 2010 or 2009 but we do have outstanding stock options from grants in earlier periods that vested or were exercised in these years. The exercise price of all outstanding stock options equaled or exceeded the market price of AEP's common stock on the date of grant. All outstanding stock options were granted with a ten-year term and generally vested, subject to the participant's continued employment, in approximately equal 1/3 increments on January 1st of the year following the first, second and third anniversary of the grant date. We record compensation cost for stock options over the vesting period based on the fair value on the grant date. The LTIP does not specify a maximum contractual term for stock options.

The total fair value of stock options vested and the total intrinsic value of options exercised are as follows:

	Years Ended December 31,
Stock Options	2011	2010	2009

	(in thousands)
Fair Value of Stock Options Vested	$-	$-	$25
Intrinsic Value of Options Exercised (a)	1,202	2,058	106

(a)	Intrinsic value is calculated as market price at exercise dates less the option exercise price.

A summary of AEP stock option transactions during the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011		2010		2009
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Options	Price	Options	Price	Options	Price
	(in thousands)		(in thousands)		(in thousands)
Outstanding at January 1,	551	$32.88	1,089	$32.78	1,128	$32.73
Granted	-	NA	-	NA	-	NA
Exercised/Converted	(104)	27.39	(448)	31.53	(21)	27.20
Forfeited/Expired	(126)	46.40	(90)	38.44	(18)	36.28
Outstanding at December 31,	321	29.35	551	32.88	1,089	32.78

Options Exercisable at December 31,	321	$29.35	551	$32.88	1,089	$32.78

NA Not Applicable

The following table summarizes information about AEP stock options outstanding and exercisable at December 31, 2011:

	Number	Weighted
	of Options	Average	Weighted
2011 Range of	Outstanding	Remaining	Average	Aggregate
Exercise Prices	and Exercisable	Life	Exercise Price	Intrinsic Value
	(in thousands)	(in years)		(in thousands)
$27.06-27.95	162	1.27	$27.47	$2,240
$30.76-38.65	159	2.12	31.26	1,599
Total	321	1.69	29.35	$3,839

We include the proceeds received from exercised stock options in common stock and paid-in capital.

Performance Units

Our performance units have a value upon vesting equal to the market value of shares of AEP common stock. The number of performance units held is multiplied by the performance score to determine the actual number of performance units realized. The performance score is determined at the end of the performance period based on performance measures, which include both performance and market conditions, established for each grant at the beginning of the performance period by the HR Committee and can range from 0% to 200%. For the three-year performance and vesting period ending on December 31, 2009, performance units were paid in cash or stock at the employee's election unless they were needed to satisfy a participant's stock ownership requirement. For the three-year performance and vesting periods ending on December 31, 2010 and 2011, performance units were paid in cash, unless they were needed to satisfy a participant's stock ownership requirement. In that case, the number of units needed to satisfy the participant's largest stock ownership requirement was mandatorily deferred as AEP Career Shares until after the end of the participant's AEP career. AEP Career Shares are a form of non-qualified deferred compensation that have a value equivalent to shares of AEP common stock. AEP Career Shares are paid in cash after the participant's termination of employment. Amounts equivalent to cash dividends on both performance units and AEP Career Shares accrue as additional units. We recorded compensation cost for performance units over the three-year vesting period. The liability for both the performance units and AEP Career Shares, recorded in Employee Benefits and Pension Obligations on our balance sheets, is adjusted for changes in value. The fair value of performance unit awards is based on the estimated performance score and the current 20-day average closing price of AEP common stock at the date of valuation.

The HR Committee awarded performance units and reinvested dividends on outstanding performance units and AEP Career Shares for the years ended December 31, 2011, 2010 and 2009 as follows:

	Years Ended December 31,
Performance Units	2011	2010	2009
Awarded Units (in thousands)	7	736	1,179
Weighted Average Unit Fair Value at Grant Date	$38.39	$35.43	$34.32
Vesting Period (in years)	3	3	3

Performance Units and AEP Career Shares	Years Ended December 31,
(Reinvested Dividends Portion)	2011	2010	2009
Awarded Units (in thousands)	198	211	224
Weighted Average Grant Date Fair Value	$37.31	$34.70	$28.82
Vesting Period (in years)	(a)	(a)	(a)

 (a)       The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units. Dividends on AEP Career Shares vest immediately upon grant.

In January 2012, the HR Committee awarded 545,685 units of performance units at a grant price of $41.38 for the three-year performance and vesting period ending on December 31, 2014.

Performance scores and final awards are determined and certified by the HR Committee in accordance with the pre-established performance measures within approximately a month after the end of the performance period. The HR Committee has discretion to reduce or eliminate the value of final awards, but may not increase them. The performance scores for all open performance periods are dependent on two equally-weighted performance measures: (a) three-year total shareholder return measured relative to the electric utility and multi utility sub-industry segments of the Standard and Poor's 500 Index and (b) three-year cumulative earnings per share measured relative to an AEP Board of Directors approved target. The value of each performance unit earned is equal to the average closing price of AEP common stock for the last 20 trading days of the performance period.

The certified performance scores and units earned for the three-year period ended December 31, 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
	2011	2010	2009
Certified Performance Score	89.8%	55.8%	73.5%
Performance Units Earned	1,216,926	489,013	593,175
Performance Units Mandatorily Deferred as AEP Career Shares	52,639	33,501	26,635
Performance Units Voluntarily Deferred into the Incentive
Compensation Deferral Program	42,502	6,583	27,855
Performance Units to be Paid in Cash	1,121,785	448,929	538,685

The cash payouts for the years ended December 31, 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Cash Payouts for Performance Units	$15,985	$18,683	$30,034
Cash Payouts for AEP Career Share Distributions	2,777	3,594	2,184

Restricted Shares and Restricted Stock Units

The independent members of the AEP Board of Directors granted 300,000 restricted shares to the then Chairman, President and CEO on January 2, 2004 upon the commencement of his AEP employment. Of these restricted shares, 50,000 vested on January 1, 2005, 50,000 vested on January 1, 2006, 66,666 vested on November 30, 2009, 66,667 vested on November 30, 2010 and 66,667 vested on November 30, 2011. Compensation cost for restricted shares is measured at fair value on the grant date and recorded over the vesting period. Fair value is determined by multiplying the number of shares granted by the grant date market closing price, which was $30.76. The maximum term for these restricted shares was eight years and dividends on these restricted shares were paid in cash. AEP has not granted other restricted shares.

The HR Committee also grants restricted stock units (RSUs), which generally vest, subject to the participant's continued employment, over at least three years in approximately equal annual increments. Additional RSUs granted as dividends vest on the same date as the underlying RSUs on which the dividends were awarded. Compensation cost is measured at fair value on the grant date and recorded over the vesting period. Fair value is determined by multiplying the number of units granted by the grant date market closing price. The maximum contractual term of outstanding RSUs is six years from the grant date.

In 2010, the HR Committee granted a total of 165,520 of RSUs to four CEO succession candidates to better ensure the retention of these candidates. These grants vest, subject to the candidates' continuous employment, in three approximately equal installments on August 3, 2013, August 3, 2014 and August 3, 2015.

The HR Committee awarded RSUs, including units awarded for dividends, for the years ended December 31, 2011, 2010 and 2009 as follows:

	Years Ended December 31,
Restricted Stock Units	2011	2010	2009
Awarded Units (in thousands)	121	873	130
Weighted Average Grant Date Fair Value	$37.07	$35.24	$29.29

In January 2012, the HR Committee awarded 363,790 units of restricted stock units at a grant price of $41.38, which vest in three approximately equal annual increments on May 1, 2013, 2014 and 2015.

The total fair value and total intrinsic value of restricted shares and restricted stock units vested during the years ended December 31, 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
Restricted Shares and Restricted Stock Units	2011	2010	2009
	(in thousands)
Fair Value of Restricted Shares and Restricted Stock Units Vested	$7,164	$6,044	$6,573
Intrinsic Value of Restricted Shares and Restricted Stock Units Vested (a)	8,017	5,993	5,445

(a)	Intrinsic value is calculated as market price at exercise date.

A summary of the status of our nonvested restricted shares and RSUs as of December 31, 2011 and changes during the year ended December 31, 2011 are as follows:

		Weighted
		Average
Nonvested Restricted Shares and		Grant Date
Restricted Stock Units	Shares/Units	Fair Value
	(in thousands)
Nonvested at January 1, 2011	1,026	$34.88
Granted	121	37.07
Vested	(213)	33.61
Forfeited	(31)	35.35
Nonvested at December 31, 2011	903	35.46

The total aggregate intrinsic value of nonvested restricted shares and RSUs as of December 31, 2011 was $37 million and the weighted average remaining contractual life was 2.32 years.

Other Stock-Based Plans

We also have a Stock Unit Accumulation Plan for Non-employee Directors providing each non-employee director with AEP stock units as a substantial portion of their quarterly compensation for their services as a director. The number of stock units provided is based on the closing price of AEP common stock on the last trading day of the quarter for which the stock units were earned. Amounts equivalent to cash dividends on the stock units accrue as additional AEP stock units. The non-employee directors vest immediately upon award of the stock units. Stock units are paid in cash upon termination of board service or up to 10 years later if the participant so elects. Cash payments for stock units are calculated based on the average closing price of AEP common stock for the last 20 trading days prior to the distribution date.

We recorded the compensation cost for stock units when the units are awarded and adjusted the liability for changes in value based on the current 20-day average closing price of AEP common stock at the date of valuation.

We had no material cash payouts for stock unit distributions for the years ended December 31, 2011, 2010 and 2009.

The Board of Directors awarded stock units, including units awarded for dividends, for the years ended December 31, 2011, 2010 and 2009 as follows:

	Years Ended December 31,
Stock Unit Accumulation Plan for Non-Employee Directors	2011	2010	2009
Awarded Units (in thousands)	52	54	56
Weighted Average Grant Date Fair Value	$37.72	$34.67	$29.56

Share-based Compensation Plans

Compensation cost and the actual tax benefit realized for the tax deductions from compensation cost for share-based payment arrangements recognized in income and total compensation cost capitalized in relation to the cost of an asset for the years ended December 31, 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
Share-based Compensation Plans	2011	2010	2009
	(in thousands)
Compensation Cost for Share-based Payment Arrangements (a)	$61,807	$28,116	$31,165
Actual Tax Benefit Realized	21,632	9,841	10,908
Total Compensation Cost Capitalized	11,608	4,689	5,956

(a)        Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on our statements of income.

During the years ended December 31, 2011, 2010 and 2009, there were no significant modifications affecting any of our share-based payment arrangements.

As of December 31, 2011, there was $47 million of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the LTIP. Unrecognized compensation cost related to the performance units and AEP Career Shares will change as the fair value is adjusted each period and forfeitures for all award types are realized. Our unrecognized compensation cost will be recognized over a weighted-average period of 1.49 years.

Cash received from stock options exercised and actual tax benefit realized for the tax deductions from stock options exercised during the years ended December 31, 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
Share-based Compensation Plans	2011	2010	2009
	(in thousands)
Cash Received from Stock Options Exercised	$2,855	$14,134	$567
Actual Tax Benefit Realized for the Tax Deductions from Stock Options
Exercised	411	706	35

Our practice is to use authorized but unissued shares to fulfill share commitments for stock option exercises and RSU vesting. Although we do not currently anticipate any changes to this practice, we are permitted to use treasury shares, shares acquired in the open market specifically for distribution under the LTIP or any combination thereof for this purpose. The number of new shares issued to fulfill vesting RSUs is generally reduced to offset our tax withholding obligation.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Appalachian Power Co [Member]
Related Party Transactions [Abstract]
Related Party Transactions

14. RELATED PARTY TRANSACTIONS

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 11 in addition to “Utility Money Pool – AEP System” and “Sale of Receivables – AEP Credit” sections of Note 13.

AEP Power Pool

APCo, I&M, KPCo, OPCo and AEPSC are parties to the Interconnection Agreement, which defines the sharing of costs and benefits associated with the respective generating plants. This sharing is based upon each AEP utility subsidiary's MLR and is calculated monthly on the basis of each AEP utility subsidiary's maximum peak demand in relation to the sum of the maximum peak demands of all four AEP utility subsidiaries during the preceding 12 months. In addition, APCo, I&M, KPCo and OPCo are parties to the AEP System Interim Allowance Agreement, which provides, among other things, for the transfer of SO2 allowances associated with the transactions under the Interconnection Agreement.

Based upon the PUCO's January 2012 approval of OPCo's corporate separation plan, applications were filed in February 2012 with the FERC proposing to establish a new power cost sharing agreement between APCo, I&M and KPCo and transfer OPCo's generation assets to APCo, KPCo and a nonregulated AEP subsidiary. The Ohio corporate separation plan was subsequently rejected on rehearing in February 2012. Management is in the process of withdrawing the applications and intends to file new FERC and PUCO applications related to corporate separation.

Power, gas and risk management activities are conducted by AEPSC and profits and losses are allocated under the SIA to AEP Power Pool members, PSO and SWEPCo. Risk management activities involve the purchase and sale of electricity and gas under physical forward contracts at fixed and variable prices. In addition, the risk management of electricity, and to a lesser extent gas contracts, includes exchange traded futures and options and OTC options and swaps. The majority of these transactions represent physical forward contracts in the AEP System's traditional marketing area and are typically settled by entering into offsetting contracts. In addition, AEPSC enters into transactions for the purchase and sale of electricity and gas options, futures and swaps, and for the forward purchase and sale of electricity outside of the AEP System's traditional marketing area.

CSW Operating Agreement

PSO, SWEPCo and AEPSC are parties to a Restated and Amended Operating Agreement originally dated as of January 1, 1997 (CSW Operating Agreement), which was approved by the FERC. The CSW Operating Agreement requires PSO and SWEPCo to maintain adequate annual planning reserve margins and requires that capacity in excess of the required margins be made available for sale to other operating companies as capacity commitments. Parties are compensated for energy delivered to recipients based upon the deliverer's incremental cost plus a portion of the recipient's savings realized by the purchaser that avoids the use of more costly alternatives. Revenues and costs arising from third party sales are generally shared based on the amount of energy PSO or SWEPCo contributes that is sold to third parties.

System Integration Agreement (SIA)

The SIA provides for the integration and coordination of AEP East companies' and AEP West companies' zones. This includes joint dispatch of generation within the AEP System and the distribution, between the two zones, of costs and benefits associated with the transfers of power between the two zones (including sales to third parties and risk management and trading activities). The SIA is designed to function as an umbrella agreement in addition to the Interconnection Agreement and the CSW Operating Agreement, each of which controls the distribution of costs and benefits within a zone.

Power generated, allocated or provided under the Interconnection Agreement or CSW Operating Agreement to any Registrant Subsidiary is primarily sold to customers by such Registrant Subsidiary at rates approved (other than in Ohio) by the public utility commission in the jurisdiction of sale. In Ohio, such rates are based on a statutory formula as that jurisdiction transitions to the use of market rates for generation.

Under both the Interconnection Agreement and CSW Operating Agreement, power generated that is not needed to serve the native load of any Registrant Subsidiary is sold in the wholesale market by AEPSC on behalf of the generating subsidiary.

Affiliated Revenues and Purchases

The following tables show the revenues derived from sales to the pools, direct sales to affiliates, net transmission agreement sales, natural gas contracts with AEPES and other revenues for the years ended December 31, 2011, 2010 and 2009:

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales to AEP Power Pool	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Sales to AEP Power Pool	$158,873	$327,992	$839,441	$-	$-
Direct Sales to East Affiliates	123,832	-	115,406	1,210	1,248
Direct Sales to West Affiliates	3,471	1,931	4,125	19,629	39,851
Direct Sales to AEPEP	-	-	-	-	(286)
Direct Sales to Transmission Companies	44	1,848	236	30	1
Natural Gas Contracts with AEPES	(2,171)	(1,087)	(2,330)	2	3
Other Revenues	32,158	267	34,407	2,657	11,053
Total Affiliated Revenues	$316,207	$330,951	$991,285	$23,528	$51,870

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2009
Sales to AEP Power Pool	$130,331	$198,579	$813,692	$-	$-
Direct Sales to East Affiliates	123,549	-	84,078	3,136	1,220
Direct Sales to West Affiliates	2,255	1,154	2,553	39,197	16,434
Direct Sales to AEPEP	-	-	-	-	(659)
Natural Gas Contracts with AEPES	(8,340)	(4,637)	(11,008)	(328)	(387)
Other Revenues	15,594	1,055	31,774	3,751	12,710
Total Affiliated Revenues	$263,389	$196,151	$921,089	$45,756	$29,318

The following tables show the purchased power expense incurred for purchases from the pools and affiliates for the years ended December 31, 2011, 2010 and 2009:

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases from AEP Power Pool	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Gas Purchases from AEPES	-	-	2,689	-	-
Total Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Purchases from AEP Power Pool	$916,791	$91,129	$268,964	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,162	4,078
Direct Purchases from West Affiliates	825	466	996	39,851	19,629
Purchases from AEGCo	-	235,740	113,801	-	-
Gas Purchases from AEPES	-	-	2,857	-	-
Total Purchases	$917,616	$327,335	$386,618	$46,013	$23,707

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2009
Purchases from AEP Power Pool	$801,624	$99,159	$209,606	$-	$-
Direct Purchases from East Affiliates	-	-	-	2,896	3,515
Direct Purchases from West Affiliates	1,492	777	1,789	16,435	39,197
Direct Purchases from AEGCo	-	237,372	75,469	-	-
Gas Purchases from AEPES	-	-	1,251	-	-
Total Purchases	$803,116	$337,308	$288,115	$19,331	$42,712

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates on the Registrant Subsidiaries' statements of income. Since the Registrant Subsidiaries are included in AEP's consolidated results, the above summarized related party transactions are eliminated in total in AEP's consolidated revenues and expenses.

System Transmission Integration Agreement

AEP's System Transmission Integration Agreement provides for the integration and coordination of the planning, operation and maintenance of the transmission facilities of AEP East companies' and AEP West companies' zones. Similar to the SIA, the System Transmission Integration Agreement functions as an umbrella agreement in addition to the Transmission Agreement (TA) and the Transmission Coordination Agreement (TCA). The System Transmission Integration Agreement contains two service schedules that govern:

  The allocation of transmission costs and revenues.
  The allocation of third-party transmission costs and revenues and AEP System dispatch costs.

The System Transmission Integration Agreement anticipates that additional service schedules may be added as circumstances warrant.

APCo, I&M, KPCo and OPCo are parties to the TA, dated April 1, 1984, as amended, defining how they share the costs associated with their relative ownership of the extra-high-voltage transmission system (facilities rated 345 kV and above) and certain facilities operated at lower voltages (138 kV and above). Like the Interconnection Agreement, this sharing is based upon each company's MLR. The FERC approved a new TA effective November 2010. The impacts of the new TA will be phased-in for retail rates, adds KGPCo and WPCo as parties to the agreement and changes the allocation method.

The following table shows the net charges recorded by the Registrant Subsidiaries, party to the new TA, for the year ended December 31, 2011:

Year Ended December 31,
Company	2011
(in thousands)
APCo	$4,608
I&M	1,538
OPCo	17,186

The charges shown above are recorded in Other Operation expense on the statements of income.

The following table shows the net charges (credits) allocated among the Registrant Subsidiaries, party to the original TA, for the years ended December 31, 2010 and 2009:

	Years Ended December 31,
Company	2010	2009
	(in thousands)
APCo	$(16,079)	$(12,535)
I&M	(25,188)	(38,400)
OPCo	49,281	59,770

The net charges (credits) shown above are recorded in Other Operation expense on the statements of income.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, revised 1999 and 2011, as restated and amended, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries. Effective May 2011, TNC is no longer a party to the agreement. The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement. This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the Open Access Transmission Tariff (OATT) filed with the FERC and the rules of the FERC relating to such a tariff.

Fuel Agreement between OPCo and AEPES

OPCo and National Power Cooperative, Inc (NPC) have an agreement whereby OPCo operates a 500 MW gas plant owned by NPC (Mone Plant). AEPES entered into a fuel management agreement with OPCo and NPC to manage and procure fuel for the Mone Plant. The gas purchased by AEPES and used in generation is first sold to OPCo then allocated to the AEP East companies, who have an agreement to purchase 100% of the available generating capacity from the plant through May 2012. The related purchases of gas managed by AEPES were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$866	$940	$431
I&M	523	547	224
OPCo	1,117	1,175	508

These purchases are reflected in Purchased Electricity for Resale on the statements of income.

Cook Coal Terminal

Cook Coal Terminal, a division of OPCo, performs coal transloading services at cost for APCo and I&M. OPCo included revenues for these services in Other Revenues – Affiliated and expenses in Other Operation expense on the statements of income. The coal transloading revenues in 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$31	$-	$916
I&M	21,852	17,208	18,908

APCo and I&M recorded the cost of transloading services in Fuel on the balance sheets.

Cook Coal Terminal also performs railcar maintenance services at cost for APCo, I&M, PSO and SWEPCo. OPCo included revenues for these services in Sales to AEP Affiliates and expenses in Other Operation expense on the statements of income. The railcar maintenance revenues in 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9	$7	$98
I&M	3,012	1,870	2,045
PSO	542	522	510
SWEPCo	2,348	1,044	914

APCo, I&M, PSO and SWEPCo recorded the cost of the railcar maintenance services in Fuel on the balance sheets.

I&M Barging, Urea Transloading and Other Services

I&M provides barging, urea transloading and other transportation services to affiliates. Urea is a chemical used to control NOx emissions at certain generation plants in the AEP System. I&M recorded revenues from barging, transloading and other services in Other Revenues – Affiliated on the statements of income. The affiliated companies recorded these costs paid to I&M as fuel expense or other operation expense. The amount of affiliated revenues and affiliated expenses were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
I&M – Revenue	$105,373	$105,811	$94,921
AEGCo – Expense	15,460	12,548	13,167
APCo – Expense	27,455	28,241	29,442
KPCo – Expense	122	133	112
OPCo – Expense	36,980	44,160	38,039
AEP River Operations LLC – Expense (Nonutility
Subsidiary of AEP)	25,356	20,729	14,161

Central Machine Shop

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System. APCo defers the cost of performing these services on the balance sheet, then transfers the cost to the affiliate for reimbursement. The AEP subsidiaries recorded these billings as capital or maintenance expense depending on the nature of the services received. These billings are recoverable from customers. The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
AEGCo	$102	$180	$31
I&M	2,157	2,112	2,818
KGPCo	-	-	5
KPCo	298	368	358
OPCo	3,684	3,665	4,137
PSO	53	412	848
SWEPCo	946	560	966

In addition, APCo billed OVEC and IKEC a total of $569 thousand, $541 thousand and $202 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

Affiliate Coal Purchases

In 2008, OPCo entered into contracts to sell excess coal purchases to certain AEP subsidiaries through 2010. These sales (purchases) are reflected in Sales to AEP Affiliates on the statements of income. The following table shows the realized and unrealized amounts recorded for the years ended December 31, 2010 and 2009:

	Years Ended December 31,
Company	2010	2009
	(in thousands)
APCo	$(2,830)	$(1,573)
I&M	(1,383)	(813)
KPCo	(837)	(340)
OPCo	7,372	4,239
PSO	(796)	(585)
SWEPCo	(1,526)	(928)

Affiliate Railcar Agreement

Certain AEP subsidiaries have an agreement providing for the use of each other's leased or owned railcars when available. The agreement specifies that the company using the railcar will be billed, at cost, by the company furnishing the railcar. The AEP subsidiaries recorded these costs or reimbursements as costs or reduction of costs, respectively, in Fuel on the balance sheets and such costs are recoverable from customers. The following tables show the net effect of the railcar agreement on the balance sheets:

December 31, 2011
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo	Total
	(in thousands)
APCo	$-	$-	$1,373	$-	$-	$1,373
I&M	91	-	1,190	80	787	2,148
KPCo	289	-	355	-	-	644
OPCo	840	170	-	8	66	1,084
PSO	289	842	234	-	382	1,747
SWEPCo	12	2,662	605	91	-	3,370
Total	$1,521	$3,674	$3,757	$179	$1,235	$10,366

December 31, 2010
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo	Total
	(in thousands)
APCo	$-	$-	$1,195	$1	$(1)	$1,195
I&M	142	-	1,536	123	502	2,303
KPCo	399	-	245	-	-	644
OPCo	919	418	-	21	106	1,464
PSO	177	921	191	-	493	1,782
SWEPCo	328	2,162	594	110	-	3,194
Total	$1,965	$3,501	$3,761	$255	$1,100	$10,582

Purchased Power from OVEC

The amounts of power purchased by the Registrant Subsidiaries from OVEC for the years ended December 31, 2011, 2010 and 2009 were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$114,311	$105,307	$103,369
I&M	57,192	52,687	51,710
OPCo	145,207	133,776	131,318

The amounts shown above are recoverable from customers and are included in Purchased Electricity for Resale on the statements of income.

AEP Power Pool Purchases from OVEC

In 2011, the AEP Power Pool purchased power from OVEC to serve off-system sales and retail sales. These purchases are reported in Purchased Electricity for Resale on the statements of income. The following table shows the amounts recorded for the year ended December 31, 2011:

Year Ended
Company	December 31, 2011
(in thousands)
APCo	$21,110
I&M	12,942
OPCo	27,566

In January 2010, the AEP Power Pool began purchasing power from OVEC to serve off-system sales and retail sales through June 2010. Purchases serving off-system sales are reported net as a reduction in Electric Generation, Transmission and Distribution revenues and purchases serving retail sales are reported in Purchased Electricity for Resale on the statements of income. The following table shows the amounts recorded for the year ended December 31, 2010:

	Year Ended December 31, 2010
	Reported in	Reported in
Company	Revenues	Expenses

	(in thousands)
APCo	$6,631	$3,635
I&M	3,721	1,980
OPCo	7,937	4,231

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more for the years ended December 31, 2011, 2010 and 2009 as shown in the following tables:

Year Ended
Companies	December 31, 2011
(in thousands)
APCo to I&M	$277
APCo to KPCo	555
APCo to OPCo	523
OPCo to APCo	438
OPCo to I&M	848
PSO to SWEPCo	271

Year Ended
Companies	December 31, 2010
(in thousands)
AEGCo to APCo	$332
AEGCo to OPCo	190
APCo to I&M	1,090
APCo to KPCo	209
I&M to APCo	444
I&M to OPCo	485
I&M to SWEPCo	218
OPCo to APCo	3,011
OPCo to I&M	2,435
OPCo to KPCo	960
SWEPCo to PSO	3,680
TCC to SWEPCo	360

Year Ended
Companies	December 31, 2009
(in thousands)
APCo to I&M	$155
I&M to APCo	4,004
I&M to OPCo	6,378
OPCo to APCo	908
OPCo to I&M	6,026
OPCo to TCC	526
PSO to SWEPCo	118
TCC to APCo	426
TCC to SWEPCo	684

In addition, certain AEP subsidiaries had aggregate affiliated sales and purchases of meters and transformers for the years ended December 31, 2011, 2010 and 2009 as shown in the following tables:

Year Ended December 31, 2011
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$38	$1,106	$119	$731	$3	$293	$333	$-	$-	$2,623
I&M	61	-	-	-	324	10	15	14	2	15	441
KGPCo	903	-	-	3	-	-	-	-	-	-	906
KPCo	289	10	1	-	91	-	8	2	3	-	404
OPCo	54	1,338	-	44	-	25	96	90	1	456	2,104
PSO	3	-	-	-	13	-	150	2	2	-	170
SWEPCo	14	-	-	-	63	402	-	145	26	-	650
TCC	550	11	-	240	568	19	1,410	-	2,106	11	4,915
TNC	-	-	-	12	539	16	723	2,021	-	-	3,311
WPCo	-	-	-	7	193	-	-	-	-	-	200
Total	$1,874	$1,397	$1,107	$425	$2,522	$475	$2,695	$2,607	$2,140	$482	$15,724

Year Ended December 31, 2010
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$112	$225	$139	$137	$61	$31	$-	$-	$-	$705
I&M	138	-	-	7	356	116	1	-	63	14	695
KGPCo	154	-	-	-	-	-	-	-	-	-	154
KPCo	364	6	23	-	92	-	2	-	-	-	487
OPCo	211	432	1	139	-	79	1,104	165	10	372	2,513
PSO	-	-	-	-	44	-	560	6	3	-	613
SWEPCo	48	4	-	3	214	1,203	-	70	11	-	1,553
TCC	22	38	-	-	23	6	266	-	966	-	1,321
TNC	8	-	-	-	-	1	70	642	-	4	725
WPCo	-	-	-	-	111	-	-	-	-	-	111
Total	$945	$592	$249	$288	$977	$1,466	$2,034	$883	$1,053	$390	$8,877

Year Ended December 31, 2009
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$87	$305	$161	$147	$-	$19	$44	$-	$-	$763
I&M	39	-	-	50	403	119	65	37	75	17	805
KGPCo	213	-	-	-	-	-	-	-	-	-	213
KPCo	505	64	7	-	156	3	8	-	-	1	744
OPCo	402	323	-	87	-	99	91	1	44	467	1,514
PSO	23	7	-	-	43	-	607	26	1	-	707
SWEPCo	38	21	-	26	85	1,360	-	162	28	-	1,720
TCC	13	72	-	-	19	2	87	-	873	-	1,066
TNC	8	10	-	-	17	18	25	750	-	-	828
WPCo	-	-	-	-	176	-	-	-	-	-	176
Total	$1,241	$584	$312	$324	$1,046	$1,601	$902	$1,020	$1,021	$485	$8,536

The amounts above are recorded in Property, Plant and Equipment. Sales are recorded at cost.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical. The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable bases of proration for services that benefit multiple companies. The billings for services are made at cost and include no compensation for the use of equity capital.

Variable Interest Entities

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

APCo, I&M, OPCo, PSO and SWEPCo each hold a significant variable interest in AEPSC.

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to their activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$195,787	$238,367	$200,828
I&M	126,505	139,920	128,372
OPCo	279,652	332,431	299,248
PSO	84,028	102,116	86,375
SWEPCo	130,148	147,928	129,887

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	December 31,
	2011		2010
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$20,812	$20,812	$23,230	$23,230
I&M	13,741	13,741	12,980	12,980
OPCo	29,823	29,823	29,603	29,603
PSO	9,280	9,280	9,384	9,384
SWEPCo	14,699	14,699	14,465	14,465

Indiana Michigan Power Co [Member]
Related Party Transactions [Abstract]
Related Party Transactions

14. RELATED PARTY TRANSACTIONS

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 11 in addition to “Utility Money Pool – AEP System” and “Sale of Receivables – AEP Credit” sections of Note 13.

AEP Power Pool

APCo, I&M, KPCo, OPCo and AEPSC are parties to the Interconnection Agreement, which defines the sharing of costs and benefits associated with the respective generating plants. This sharing is based upon each AEP utility subsidiary's MLR and is calculated monthly on the basis of each AEP utility subsidiary's maximum peak demand in relation to the sum of the maximum peak demands of all four AEP utility subsidiaries during the preceding 12 months. In addition, APCo, I&M, KPCo and OPCo are parties to the AEP System Interim Allowance Agreement, which provides, among other things, for the transfer of SO2 allowances associated with the transactions under the Interconnection Agreement.

Based upon the PUCO's January 2012 approval of OPCo's corporate separation plan, applications were filed in February 2012 with the FERC proposing to establish a new power cost sharing agreement between APCo, I&M and KPCo and transfer OPCo's generation assets to APCo, KPCo and a nonregulated AEP subsidiary. The Ohio corporate separation plan was subsequently rejected on rehearing in February 2012. Management is in the process of withdrawing the applications and intends to file new FERC and PUCO applications related to corporate separation.

Power, gas and risk management activities are conducted by AEPSC and profits and losses are allocated under the SIA to AEP Power Pool members, PSO and SWEPCo. Risk management activities involve the purchase and sale of electricity and gas under physical forward contracts at fixed and variable prices. In addition, the risk management of electricity, and to a lesser extent gas contracts, includes exchange traded futures and options and OTC options and swaps. The majority of these transactions represent physical forward contracts in the AEP System's traditional marketing area and are typically settled by entering into offsetting contracts. In addition, AEPSC enters into transactions for the purchase and sale of electricity and gas options, futures and swaps, and for the forward purchase and sale of electricity outside of the AEP System's traditional marketing area.

CSW Operating Agreement

PSO, SWEPCo and AEPSC are parties to a Restated and Amended Operating Agreement originally dated as of January 1, 1997 (CSW Operating Agreement), which was approved by the FERC. The CSW Operating Agreement requires PSO and SWEPCo to maintain adequate annual planning reserve margins and requires that capacity in excess of the required margins be made available for sale to other operating companies as capacity commitments. Parties are compensated for energy delivered to recipients based upon the deliverer's incremental cost plus a portion of the recipient's savings realized by the purchaser that avoids the use of more costly alternatives. Revenues and costs arising from third party sales are generally shared based on the amount of energy PSO or SWEPCo contributes that is sold to third parties.

System Integration Agreement (SIA)

The SIA provides for the integration and coordination of AEP East companies' and AEP West companies' zones. This includes joint dispatch of generation within the AEP System and the distribution, between the two zones, of costs and benefits associated with the transfers of power between the two zones (including sales to third parties and risk management and trading activities). The SIA is designed to function as an umbrella agreement in addition to the Interconnection Agreement and the CSW Operating Agreement, each of which controls the distribution of costs and benefits within a zone.

Power generated, allocated or provided under the Interconnection Agreement or CSW Operating Agreement to any Registrant Subsidiary is primarily sold to customers by such Registrant Subsidiary at rates approved (other than in Ohio) by the public utility commission in the jurisdiction of sale. In Ohio, such rates are based on a statutory formula as that jurisdiction transitions to the use of market rates for generation.

Under both the Interconnection Agreement and CSW Operating Agreement, power generated that is not needed to serve the native load of any Registrant Subsidiary is sold in the wholesale market by AEPSC on behalf of the generating subsidiary.

Affiliated Revenues and Purchases

The following tables show the revenues derived from sales to the pools, direct sales to affiliates, net transmission agreement sales, natural gas contracts with AEPES and other revenues for the years ended December 31, 2011, 2010 and 2009:

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales to AEP Power Pool	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Sales to AEP Power Pool	$158,873	$327,992	$839,441	$-	$-
Direct Sales to East Affiliates	123,832	-	115,406	1,210	1,248
Direct Sales to West Affiliates	3,471	1,931	4,125	19,629	39,851
Direct Sales to AEPEP	-	-	-	-	(286)
Direct Sales to Transmission Companies	44	1,848	236	30	1
Natural Gas Contracts with AEPES	(2,171)	(1,087)	(2,330)	2	3
Other Revenues	32,158	267	34,407	2,657	11,053
Total Affiliated Revenues	$316,207	$330,951	$991,285	$23,528	$51,870

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2009
Sales to AEP Power Pool	$130,331	$198,579	$813,692	$-	$-
Direct Sales to East Affiliates	123,549	-	84,078	3,136	1,220
Direct Sales to West Affiliates	2,255	1,154	2,553	39,197	16,434
Direct Sales to AEPEP	-	-	-	-	(659)
Natural Gas Contracts with AEPES	(8,340)	(4,637)	(11,008)	(328)	(387)
Other Revenues	15,594	1,055	31,774	3,751	12,710
Total Affiliated Revenues	$263,389	$196,151	$921,089	$45,756	$29,318

The following tables show the purchased power expense incurred for purchases from the pools and affiliates for the years ended December 31, 2011, 2010 and 2009:

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases from AEP Power Pool	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Gas Purchases from AEPES	-	-	2,689	-	-
Total Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Purchases from AEP Power Pool	$916,791	$91,129	$268,964	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,162	4,078
Direct Purchases from West Affiliates	825	466	996	39,851	19,629
Purchases from AEGCo	-	235,740	113,801	-	-
Gas Purchases from AEPES	-	-	2,857	-	-
Total Purchases	$917,616	$327,335	$386,618	$46,013	$23,707

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2009
Purchases from AEP Power Pool	$801,624	$99,159	$209,606	$-	$-
Direct Purchases from East Affiliates	-	-	-	2,896	3,515
Direct Purchases from West Affiliates	1,492	777	1,789	16,435	39,197
Direct Purchases from AEGCo	-	237,372	75,469	-	-
Gas Purchases from AEPES	-	-	1,251	-	-
Total Purchases	$803,116	$337,308	$288,115	$19,331	$42,712

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates on the Registrant Subsidiaries' statements of income. Since the Registrant Subsidiaries are included in AEP's consolidated results, the above summarized related party transactions are eliminated in total in AEP's consolidated revenues and expenses.

System Transmission Integration Agreement

AEP's System Transmission Integration Agreement provides for the integration and coordination of the planning, operation and maintenance of the transmission facilities of AEP East companies' and AEP West companies' zones. Similar to the SIA, the System Transmission Integration Agreement functions as an umbrella agreement in addition to the Transmission Agreement (TA) and the Transmission Coordination Agreement (TCA). The System Transmission Integration Agreement contains two service schedules that govern:

  The allocation of transmission costs and revenues.
  The allocation of third-party transmission costs and revenues and AEP System dispatch costs.

The System Transmission Integration Agreement anticipates that additional service schedules may be added as circumstances warrant.

APCo, I&M, KPCo and OPCo are parties to the TA, dated April 1, 1984, as amended, defining how they share the costs associated with their relative ownership of the extra-high-voltage transmission system (facilities rated 345 kV and above) and certain facilities operated at lower voltages (138 kV and above). Like the Interconnection Agreement, this sharing is based upon each company's MLR. The FERC approved a new TA effective November 2010. The impacts of the new TA will be phased-in for retail rates, adds KGPCo and WPCo as parties to the agreement and changes the allocation method.

The following table shows the net charges recorded by the Registrant Subsidiaries, party to the new TA, for the year ended December 31, 2011:

Year Ended December 31,
Company	2011
(in thousands)
APCo	$4,608
I&M	1,538
OPCo	17,186

The charges shown above are recorded in Other Operation expense on the statements of income.

The following table shows the net charges (credits) allocated among the Registrant Subsidiaries, party to the original TA, for the years ended December 31, 2010 and 2009:

	Years Ended December 31,
Company	2010	2009
	(in thousands)
APCo	$(16,079)	$(12,535)
I&M	(25,188)	(38,400)
OPCo	49,281	59,770

The net charges (credits) shown above are recorded in Other Operation expense on the statements of income.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, revised 1999 and 2011, as restated and amended, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries. Effective May 2011, TNC is no longer a party to the agreement. The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement. This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the Open Access Transmission Tariff (OATT) filed with the FERC and the rules of the FERC relating to such a tariff.

Fuel Agreement between OPCo and AEPES

OPCo and National Power Cooperative, Inc (NPC) have an agreement whereby OPCo operates a 500 MW gas plant owned by NPC (Mone Plant). AEPES entered into a fuel management agreement with OPCo and NPC to manage and procure fuel for the Mone Plant. The gas purchased by AEPES and used in generation is first sold to OPCo then allocated to the AEP East companies, who have an agreement to purchase 100% of the available generating capacity from the plant through May 2012. The related purchases of gas managed by AEPES were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$866	$940	$431
I&M	523	547	224
OPCo	1,117	1,175	508

These purchases are reflected in Purchased Electricity for Resale on the statements of income.

Unit Power Agreements (UPA)

UPA between AEGCo and I&M

A UPA between AEGCo and I&M (the I&M Power Agreement) provides for the sale by AEGCo to I&M of all the power (and the energy associated therewith) available to AEGCo at the Rockport Plant unless it is sold to another utility. I&M is obligated, whether or not power is available from AEGCo, to pay as a demand charge for the right to receive such power (and as an energy charge for any associated energy taken by I&M) net of amounts received by AEGCo from any other sources, sufficient to enable AEGCo to pay all its operating and other expenses, including a rate of return on the common equity of AEGCo as approved by the FERC. The I&M Power Agreement will continue in effect until the expiration of the lease term of Unit 2 of the Rockport Plant unless extended in specified circumstances.

UPA between AEGCo and KPCo

Pursuant to an assignment between I&M and KPCo and a UPA between KPCo and AEGCo, AEGCo sells KPCo 30% of the power (and the energy associated therewith) available to AEGCo from both units of the Rockport Plant. KPCo pays to AEGCo in consideration for the right to receive such power the same amounts which I&M would have paid AEGCo under the terms of the I&M Power Agreement for such entitlement. The KPCo UPA ends in December 2022.

Cook Coal Terminal

Cook Coal Terminal, a division of OPCo, performs coal transloading services at cost for APCo and I&M. OPCo included revenues for these services in Other Revenues – Affiliated and expenses in Other Operation expense on the statements of income. The coal transloading revenues in 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$31	$-	$916
I&M	21,852	17,208	18,908

APCo and I&M recorded the cost of transloading services in Fuel on the balance sheets.

Cook Coal Terminal also performs railcar maintenance services at cost for APCo, I&M, PSO and SWEPCo. OPCo included revenues for these services in Sales to AEP Affiliates and expenses in Other Operation expense on the statements of income. The railcar maintenance revenues in 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9	$7	$98
I&M	3,012	1,870	2,045
PSO	542	522	510
SWEPCo	2,348	1,044	914

APCo, I&M, PSO and SWEPCo recorded the cost of the railcar maintenance services in Fuel on the balance sheets.

SWEPCo Railcar Facility

SWEPCo operates a railcar maintenance facility in Alliance, Nebraska. The facility performs maintenance on its own railcars as well as railcars belonging to I&M, PSO and third parties. SWEPCo billed I&M $2.9 million and $1.8 million for railcar services provided in 2011 and 2010, respectively, and billed PSO $287 thousand and $655 thousand in 2011 and 2010, respectively. These billings, for SWEPCo, and costs, for I&M and PSO, are recorded in Fuel on the balance sheets.

I&M Barging, Urea Transloading and Other Services

I&M provides barging, urea transloading and other transportation services to affiliates. Urea is a chemical used to control NOx emissions at certain generation plants in the AEP System. I&M recorded revenues from barging, transloading and other services in Other Revenues – Affiliated on the statements of income. The affiliated companies recorded these costs paid to I&M as fuel expense or other operation expense. The amount of affiliated revenues and affiliated expenses were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
I&M – Revenue	$105,373	$105,811	$94,921
AEGCo – Expense	15,460	12,548	13,167
APCo – Expense	27,455	28,241	29,442
KPCo – Expense	122	133	112
OPCo – Expense	36,980	44,160	38,039
AEP River Operations LLC – Expense (Nonutility
Subsidiary of AEP)	25,356	20,729	14,161

In addition, I&M provided transloading services to OVEC. I&M recorded revenues of $116 thousand, $112 thousand and $135 thousand for 2011, 2010 and 2009, respectively, in Other Revenues – Nonaffiliated on the statements of income.

Services Provided by AEP River Operations LLC

AEP River Operations LLC provides services for barge towing, chartering and general and administrative expenses to I&M. The costs are recorded by I&M as Other Operation expense. For the years ended December 31, 2011, 2010 and 2009, I&M recorded expenses of $24 million, $28 million and $24 million, respectively, for these activities.

Central Machine Shop

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System. APCo defers the cost of performing these services on the balance sheet, then transfers the cost to the affiliate for reimbursement. The AEP subsidiaries recorded these billings as capital or maintenance expense depending on the nature of the services received. These billings are recoverable from customers. The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
AEGCo	$102	$180	$31
I&M	2,157	2,112	2,818
KGPCo	-	-	5
KPCo	298	368	358
OPCo	3,684	3,665	4,137
PSO	53	412	848
SWEPCo	946	560	966

Affiliate Coal Purchases

In 2008, OPCo entered into contracts to sell excess coal purchases to certain AEP subsidiaries through 2010. These sales (purchases) are reflected in Sales to AEP Affiliates on the statements of income. The following table shows the realized and unrealized amounts recorded for the years ended December 31, 2010 and 2009:

	Years Ended December 31,
Company	2010	2009
	(in thousands)
APCo	$(2,830)	$(1,573)
I&M	(1,383)	(813)
KPCo	(837)	(340)
OPCo	7,372	4,239
PSO	(796)	(585)
SWEPCo	(1,526)	(928)

Affiliate Railcar Agreement

Certain AEP subsidiaries have an agreement providing for the use of each other's leased or owned railcars when available. The agreement specifies that the company using the railcar will be billed, at cost, by the company furnishing the railcar. The AEP subsidiaries recorded these costs or reimbursements as costs or reduction of costs, respectively, in Fuel on the balance sheets and such costs are recoverable from customers. The following tables show the net effect of the railcar agreement on the balance sheets:

December 31, 2011
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo	Total
	(in thousands)
APCo	$-	$-	$1,373	$-	$-	$1,373
I&M	91	-	1,190	80	787	2,148
KPCo	289	-	355	-	-	644
OPCo	840	170	-	8	66	1,084
PSO	289	842	234	-	382	1,747
SWEPCo	12	2,662	605	91	-	3,370
Total	$1,521	$3,674	$3,757	$179	$1,235	$10,366

December 31, 2010
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo	Total
	(in thousands)
APCo	$-	$-	$1,195	$1	$(1)	$1,195
I&M	142	-	1,536	123	502	2,303
KPCo	399	-	245	-	-	644
OPCo	919	418	-	21	106	1,464
PSO	177	921	191	-	493	1,782
SWEPCo	328	2,162	594	110	-	3,194
Total	$1,965	$3,501	$3,761	$255	$1,100	$10,582

Purchased Power from OVEC

The amounts of power purchased by the Registrant Subsidiaries from OVEC for the years ended December 31, 2011, 2010 and 2009 were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$114,311	$105,307	$103,369
I&M	57,192	52,687	51,710
OPCo	145,207	133,776	131,318

The amounts shown above are recoverable from customers and are included in Purchased Electricity for Resale on the statements of income.

AEP Power Pool Purchases from OVEC

In 2011, the AEP Power Pool purchased power from OVEC to serve off-system sales and retail sales. These purchases are reported in Purchased Electricity for Resale on the statements of income. The following table shows the amounts recorded for the year ended December 31, 2011:

Year Ended
Company	December 31, 2011
(in thousands)
APCo	$21,110
I&M	12,942
OPCo	27,566

In January 2010, the AEP Power Pool began purchasing power from OVEC to serve off-system sales and retail sales through June 2010. Purchases serving off-system sales are reported net as a reduction in Electric Generation, Transmission and Distribution revenues and purchases serving retail sales are reported in Purchased Electricity for Resale on the statements of income. The following table shows the amounts recorded for the year ended December 31, 2010:

	Year Ended December 31, 2010
	Reported in	Reported in
Company	Revenues	Expenses

	(in thousands)
APCo	$6,631	$3,635
I&M	3,721	1,980
OPCo	7,937	4,231

Sales and Purchases of Property – Transmission Companies

In 2009, AEP Transmission Company, LLC (AEP Transco) formed seven wholly-owned transmission companies. AEP Transco is the holding company for the seven transmission companies. These seven companies (collectively Transcos) consist of: AEP Appalachian Transmission Company, Inc., AEP Indiana Michigan Transmission Company, Inc. (IMTCo), AEP Kentucky Transmission Company, Inc., AEP Ohio Transmission Company, Inc. (OHTCo), AEP West Virginia Transmission Company, Inc., AEP Oklahoma Transmission Company, Inc. (OKTCo) and AEP Southwestern Transmission Company, Inc. (SWTCo).

In 2010, certain AEP subsidiaries began selling and purchasing transmission property to/from certain Transcos. There were no gains or losses recorded on the transactions. The following table shows the sales, that were recorded at net book value, for the years ended December 31, 2011 and 2010:

	Years Ended December 31,
Companies	2011	2010
	(in thousands)
IMTCo to I&M	$1,156	$-
OPCo to OHTCo	8,723	-
PSO to OKTCo	1	1,543
SWTCo to SWEPCo	27	-

The amounts above are recorded in Property, Plant and Equipment on the balance sheets.

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more for the years ended December 31, 2011, 2010 and 2009 as shown in the following tables:

Year Ended
Companies	December 31, 2011
(in thousands)
APCo to I&M	$277
APCo to KPCo	555
APCo to OPCo	523
OPCo to APCo	438
OPCo to I&M	848
PSO to SWEPCo	271

Year Ended
Companies	December 31, 2010
(in thousands)
AEGCo to APCo	$332
AEGCo to OPCo	190
APCo to I&M	1,090
APCo to KPCo	209
I&M to APCo	444
I&M to OPCo	485
I&M to SWEPCo	218
OPCo to APCo	3,011
OPCo to I&M	2,435
OPCo to KPCo	960
SWEPCo to PSO	3,680
TCC to SWEPCo	360

Year Ended
Companies	December 31, 2009
(in thousands)
APCo to I&M	$155
I&M to APCo	4,004
I&M to OPCo	6,378
OPCo to APCo	908
OPCo to I&M	6,026
OPCo to TCC	526
PSO to SWEPCo	118
TCC to APCo	426
TCC to SWEPCo	684

In addition, certain AEP subsidiaries had aggregate affiliated sales and purchases of meters and transformers for the years ended December 31, 2011, 2010 and 2009 as shown in the following tables:

Year Ended December 31, 2011
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$38	$1,106	$119	$731	$3	$293	$333	$-	$-	$2,623
I&M	61	-	-	-	324	10	15	14	2	15	441
KGPCo	903	-	-	3	-	-	-	-	-	-	906
KPCo	289	10	1	-	91	-	8	2	3	-	404
OPCo	54	1,338	-	44	-	25	96	90	1	456	2,104
PSO	3	-	-	-	13	-	150	2	2	-	170
SWEPCo	14	-	-	-	63	402	-	145	26	-	650
TCC	550	11	-	240	568	19	1,410	-	2,106	11	4,915
TNC	-	-	-	12	539	16	723	2,021	-	-	3,311
WPCo	-	-	-	7	193	-	-	-	-	-	200
Total	$1,874	$1,397	$1,107	$425	$2,522	$475	$2,695	$2,607	$2,140	$482	$15,724

Year Ended December 31, 2010
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$112	$225	$139	$137	$61	$31	$-	$-	$-	$705
I&M	138	-	-	7	356	116	1	-	63	14	695
KGPCo	154	-	-	-	-	-	-	-	-	-	154
KPCo	364	6	23	-	92	-	2	-	-	-	487
OPCo	211	432	1	139	-	79	1,104	165	10	372	2,513
PSO	-	-	-	-	44	-	560	6	3	-	613
SWEPCo	48	4	-	3	214	1,203	-	70	11	-	1,553
TCC	22	38	-	-	23	6	266	-	966	-	1,321
TNC	8	-	-	-	-	1	70	642	-	4	725
WPCo	-	-	-	-	111	-	-	-	-	-	111
Total	$945	$592	$249	$288	$977	$1,466	$2,034	$883	$1,053	$390	$8,877

Year Ended December 31, 2009
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$87	$305	$161	$147	$-	$19	$44	$-	$-	$763
I&M	39	-	-	50	403	119	65	37	75	17	805
KGPCo	213	-	-	-	-	-	-	-	-	-	213
KPCo	505	64	7	-	156	3	8	-	-	1	744
OPCo	402	323	-	87	-	99	91	1	44	467	1,514
PSO	23	7	-	-	43	-	607	26	1	-	707
SWEPCo	38	21	-	26	85	1,360	-	162	28	-	1,720
TCC	13	72	-	-	19	2	87	-	873	-	1,066
TNC	8	10	-	-	17	18	25	750	-	-	828
WPCo	-	-	-	-	176	-	-	-	-	-	176
Total	$1,241	$584	$312	$324	$1,046	$1,601	$902	$1,020	$1,021	$485	$8,536

The amounts above are recorded in Property, Plant and Equipment. Sales are recorded at cost.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical. The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable bases of proration for services that benefit multiple companies. The billings for services are made at cost and include no compensation for the use of equity capital.

Variable Interest Entities

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

I&M is the primary beneficiary of DCC Fuel.

APCo, I&M, OPCo, PSO and SWEPCo each hold a significant variable interest in AEPSC.

I&M and OPCo each hold a significant variable interest in AEGCo.

I&M has nuclear fuel lease agreements with DCC Fuel LLC, DCC Fuel II LLC, DCC Fuel III LLC and DCC Fuel IV LLC (collectively DCC Fuel). DCC Fuel was formed for the purpose of acquiring, owning and leasing nuclear fuel to I&M. DCC Fuel purchased the nuclear fuel from I&M with funds received from the issuance of notes to financial institutions. Each entity is a single-lessee leasing arrangement with only one asset and is capitalized with all debt. DCC Fuel LLC, DCC Fuel II LLC, DCC Fuel III LLC and DCC Fuel IV LLC are separate legal entities from I&M, the assets of which are not available to satisfy the debts of I&M. Payments on the DCC Fuel LLC and DCC Fuel II LLC leases are made semi-annually and began in April 2010 and October 2010, respectively. Payments on the DCC Fuel III LLC lease are made monthly and began in January 2011. Payments on the DCC Fuel IV LLC lease are made quarterly and began in February 2012. Payments on the leases for the years ended December 31, 2011 and 2010 were $85 million and $59 million, respectively. No payments were made to DCC Fuel in 2009. The leases were recorded as capital leases on I&M's balance sheet as title to the nuclear fuel transfers to I&M at the end of the 48, 54, 54 and 54 month lease term, respectively. Based on I&M's control of DCC Fuel, management concluded that I&M is the primary beneficiary and is required to consolidate DCC Fuel. The capital leases are eliminated upon consolidation. See the table below for the classification of DCC Fuel's assets and liabilities on I&M's balance sheets.

The balances below represent the assets and liabilities of DCC Fuel that are consolidated. These balances include intercompany transactions that are eliminated upon consolidation.

INDIANA MICHIGAN POWER COMPANY AND SUBSIDIARIES
VARIABLE INTEREST ENTITIES
December 31, 2011 and 2010
(in millions)
	DCC Fuel
ASSETS	2011	2010
Current Assets	$118	$92
Net Property, Plant and Equipment	188	173
Other Noncurrent Assets	118	112
Total Assets	$424	$377

LIABILITIES AND EQUITY
Current Liabilities	$103	$79
Noncurrent Liabilities	321	298
Equity	-	-
Total Liabilities and Equity	$424	$377

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to their activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$195,787	$238,367	$200,828
I&M	126,505	139,920	128,372
OPCo	279,652	332,431	299,248
PSO	84,028	102,116	86,375
SWEPCo	130,148	147,928	129,887

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	December 31,
	2011		2010
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$20,812	$20,812	$23,230	$23,230
I&M	13,741	13,741	12,980	12,980
OPCo	29,823	29,823	29,603	29,603
PSO	9,280	9,280	9,384	9,384
SWEPCo	14,699	14,699	14,465	14,465

AEGCo, a wholly-owned subsidiary of AEP, is consolidated by AEP. AEGCo owns a 50% ownership interest in Rockport Plant Unit 1, leases a 50% interest in Rockport Plant Unit 2 and owns 100% of the Lawrenceburg Generating Station. AEGCo sells all the output from the Rockport Plant to I&M and KPCo. AEGCo leases the Lawrenceburg Generating Station to OPCo. AEP guarantees all the debt obligations of AEGCo. I&M and OPCo are considered to have a significant interest in AEGCo due to these transactions. I&M and OPCo are exposed to losses to the extent they cannot recover the costs of AEGCo through their normal business operations. In the event AEGCo would require financing or other support outside the billings to I&M, OPCo and KPCo, this financing would be provided by AEP. For additional information regarding AEGCo's lease, see “Rockport Lease” section of Note 12.

Total billings from AEGCo were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
I&M	$228,739	$235,741	$237,372
OPCo	185,741	113,801	75,469

The carrying amount and classification of variable interest in AEGCo’s accounts payable are as follows:

	December 31,
	2011		2010
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure

	(in thousands)
I&M	$25,731	$25,731	$27,899	$27,899
OPCo	22,139	22,139	18,165	18,165

Ohio Power Co [Member]
Related Party Transactions [Abstract]
Related Party Transactions

14. RELATED PARTY TRANSACTIONS

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 11 in addition to “Utility Money Pool – AEP System” and “Sale of Receivables – AEP Credit” sections of Note 13.

AEP Power Pool

APCo, I&M, KPCo, OPCo and AEPSC are parties to the Interconnection Agreement, which defines the sharing of costs and benefits associated with the respective generating plants. This sharing is based upon each AEP utility subsidiary's MLR and is calculated monthly on the basis of each AEP utility subsidiary's maximum peak demand in relation to the sum of the maximum peak demands of all four AEP utility subsidiaries during the preceding 12 months. In addition, APCo, I&M, KPCo and OPCo are parties to the AEP System Interim Allowance Agreement, which provides, among other things, for the transfer of SO2 allowances associated with the transactions under the Interconnection Agreement.

Based upon the PUCO's January 2012 approval of OPCo's corporate separation plan, applications were filed in February 2012 with the FERC proposing to establish a new power cost sharing agreement between APCo, I&M and KPCo and transfer OPCo's generation assets to APCo, KPCo and a nonregulated AEP subsidiary. The Ohio corporate separation plan was subsequently rejected on rehearing in February 2012. Management is in the process of withdrawing the applications and intends to file new FERC and PUCO applications related to corporate separation.

Power, gas and risk management activities are conducted by AEPSC and profits and losses are allocated under the SIA to AEP Power Pool members, PSO and SWEPCo. Risk management activities involve the purchase and sale of electricity and gas under physical forward contracts at fixed and variable prices. In addition, the risk management of electricity, and to a lesser extent gas contracts, includes exchange traded futures and options and OTC options and swaps. The majority of these transactions represent physical forward contracts in the AEP System's traditional marketing area and are typically settled by entering into offsetting contracts. In addition, AEPSC enters into transactions for the purchase and sale of electricity and gas options, futures and swaps, and for the forward purchase and sale of electricity outside of the AEP System's traditional marketing area.

CSW Operating Agreement

PSO, SWEPCo and AEPSC are parties to a Restated and Amended Operating Agreement originally dated as of January 1, 1997 (CSW Operating Agreement), which was approved by the FERC. The CSW Operating Agreement requires PSO and SWEPCo to maintain adequate annual planning reserve margins and requires that capacity in excess of the required margins be made available for sale to other operating companies as capacity commitments. Parties are compensated for energy delivered to recipients based upon the deliverer's incremental cost plus a portion of the recipient's savings realized by the purchaser that avoids the use of more costly alternatives. Revenues and costs arising from third party sales are generally shared based on the amount of energy PSO or SWEPCo contributes that is sold to third parties.

System Integration Agreement (SIA)

The SIA provides for the integration and coordination of AEP East companies' and AEP West companies' zones. This includes joint dispatch of generation within the AEP System and the distribution, between the two zones, of costs and benefits associated with the transfers of power between the two zones (including sales to third parties and risk management and trading activities). The SIA is designed to function as an umbrella agreement in addition to the Interconnection Agreement and the CSW Operating Agreement, each of which controls the distribution of costs and benefits within a zone.

Power generated, allocated or provided under the Interconnection Agreement or CSW Operating Agreement to any Registrant Subsidiary is primarily sold to customers by such Registrant Subsidiary at rates approved (other than in Ohio) by the public utility commission in the jurisdiction of sale. In Ohio, such rates are based on a statutory formula as that jurisdiction transitions to the use of market rates for generation.

Under both the Interconnection Agreement and CSW Operating Agreement, power generated that is not needed to serve the native load of any Registrant Subsidiary is sold in the wholesale market by AEPSC on behalf of the generating subsidiary.

Affiliated Revenues and Purchases

The following tables show the revenues derived from sales to the pools, direct sales to affiliates, net transmission agreement sales, natural gas contracts with AEPES and other revenues for the years ended December 31, 2011, 2010 and 2009:

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales to AEP Power Pool	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Sales to AEP Power Pool	$158,873	$327,992	$839,441	$-	$-
Direct Sales to East Affiliates	123,832	-	115,406	1,210	1,248
Direct Sales to West Affiliates	3,471	1,931	4,125	19,629	39,851
Direct Sales to AEPEP	-	-	-	-	(286)
Direct Sales to Transmission Companies	44	1,848	236	30	1
Natural Gas Contracts with AEPES	(2,171)	(1,087)	(2,330)	2	3
Other Revenues	32,158	267	34,407	2,657	11,053
Total Affiliated Revenues	$316,207	$330,951	$991,285	$23,528	$51,870

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2009
Sales to AEP Power Pool	$130,331	$198,579	$813,692	$-	$-
Direct Sales to East Affiliates	123,549	-	84,078	3,136	1,220
Direct Sales to West Affiliates	2,255	1,154	2,553	39,197	16,434
Direct Sales to AEPEP	-	-	-	-	(659)
Natural Gas Contracts with AEPES	(8,340)	(4,637)	(11,008)	(328)	(387)
Other Revenues	15,594	1,055	31,774	3,751	12,710
Total Affiliated Revenues	$263,389	$196,151	$921,089	$45,756	$29,318

The following tables show the purchased power expense incurred for purchases from the pools and affiliates for the years ended December 31, 2011, 2010 and 2009:

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases from AEP Power Pool	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Gas Purchases from AEPES	-	-	2,689	-	-
Total Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Purchases from AEP Power Pool	$916,791	$91,129	$268,964	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,162	4,078
Direct Purchases from West Affiliates	825	466	996	39,851	19,629
Purchases from AEGCo	-	235,740	113,801	-	-
Gas Purchases from AEPES	-	-	2,857	-	-
Total Purchases	$917,616	$327,335	$386,618	$46,013	$23,707

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2009
Purchases from AEP Power Pool	$801,624	$99,159	$209,606	$-	$-
Direct Purchases from East Affiliates	-	-	-	2,896	3,515
Direct Purchases from West Affiliates	1,492	777	1,789	16,435	39,197
Direct Purchases from AEGCo	-	237,372	75,469	-	-
Gas Purchases from AEPES	-	-	1,251	-	-
Total Purchases	$803,116	$337,308	$288,115	$19,331	$42,712

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates on the Registrant Subsidiaries' statements of income. Since the Registrant Subsidiaries are included in AEP's consolidated results, the above summarized related party transactions are eliminated in total in AEP's consolidated revenues and expenses.

System Transmission Integration Agreement

AEP's System Transmission Integration Agreement provides for the integration and coordination of the planning, operation and maintenance of the transmission facilities of AEP East companies' and AEP West companies' zones. Similar to the SIA, the System Transmission Integration Agreement functions as an umbrella agreement in addition to the Transmission Agreement (TA) and the Transmission Coordination Agreement (TCA). The System Transmission Integration Agreement contains two service schedules that govern:

  The allocation of transmission costs and revenues.
  The allocation of third-party transmission costs and revenues and AEP System dispatch costs.

The System Transmission Integration Agreement anticipates that additional service schedules may be added as circumstances warrant.

APCo, I&M, KPCo and OPCo are parties to the TA, dated April 1, 1984, as amended, defining how they share the costs associated with their relative ownership of the extra-high-voltage transmission system (facilities rated 345 kV and above) and certain facilities operated at lower voltages (138 kV and above). Like the Interconnection Agreement, this sharing is based upon each company's MLR. The FERC approved a new TA effective November 2010. The impacts of the new TA will be phased-in for retail rates, adds KGPCo and WPCo as parties to the agreement and changes the allocation method.

The following table shows the net charges recorded by the Registrant Subsidiaries, party to the new TA, for the year ended December 31, 2011:

Year Ended December 31,
Company	2011
(in thousands)
APCo	$4,608
I&M	1,538
OPCo	17,186

The charges shown above are recorded in Other Operation expense on the statements of income.

The following table shows the net charges (credits) allocated among the Registrant Subsidiaries, party to the original TA, for the years ended December 31, 2010 and 2009:

	Years Ended December 31,
Company	2010	2009
	(in thousands)
APCo	$(16,079)	$(12,535)
I&M	(25,188)	(38,400)
OPCo	49,281	59,770

The net charges (credits) shown above are recorded in Other Operation expense on the statements of income.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, revised 1999 and 2011, as restated and amended, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries. Effective May 2011, TNC is no longer a party to the agreement. The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement. This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the Open Access Transmission Tariff (OATT) filed with the FERC and the rules of the FERC relating to such a tariff.

OPCo Transfer of Property

In May 2009, OPCo transferred a parking garage to AEP through a dividend. AEP then transferred the property to AEPSC through a capital contribution. The transfers were effective May 2009 and were recorded at net book value of $8 million.

Fuel Agreement between OPCo and AEPES

OPCo and National Power Cooperative, Inc (NPC) have an agreement whereby OPCo operates a 500 MW gas plant owned by NPC (Mone Plant). AEPES entered into a fuel management agreement with OPCo and NPC to manage and procure fuel for the Mone Plant. The gas purchased by AEPES and used in generation is first sold to OPCo then allocated to the AEP East companies, who have an agreement to purchase 100% of the available generating capacity from the plant through May 2012. The related purchases of gas managed by AEPES were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$866	$940	$431
I&M	523	547	224
OPCo	1,117	1,175	508

These purchases are reflected in Purchased Electricity for Resale on the statements of income.

Unit Power Agreements (UPA)

Lawrenceburg UPA between OPCo and AEGCo

In March 2007, OPCo and AEGCo entered into a 10-year UPA for the entire output from the Lawrenceburg Generating Station effective with AEGCo's purchase of the plant in May 2007. The UPA has an option for an additional 2-year period. I&M operates the plant under an agreement with AEGCo. Under the UPA, OPCo pays AEGCo for the capacity, depreciation, fuel, operation and maintenance and tax expenses. These payments are due regardless of whether the plant is operating. The fuel and operation and maintenance payments are based on actual costs incurred. All expenses are trued up periodically.

Cook Coal Terminal

Cook Coal Terminal, a division of OPCo, performs coal transloading services at cost for APCo and I&M. OPCo included revenues for these services in Other Revenues – Affiliated and expenses in Other Operation expense on the statements of income. The coal transloading revenues in 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$31	$-	$916
I&M	21,852	17,208	18,908

Cook Coal Terminal also performs railcar maintenance services at cost for APCo, I&M, PSO and SWEPCo. OPCo included revenues for these services in Sales to AEP Affiliates and expenses in Other Operation expense on the statements of income. The railcar maintenance revenues in 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9	$7	$98
I&M	3,012	1,870	2,045
PSO	542	522	510
SWEPCo	2,348	1,044	914

In addition, Cook Coal Terminal provides railcar maintenance services for OVEC. OPCo recorded revenue in Other Revenues – Nonaffiliated on the statements of income in the amount of $1 million, for each year in 2011, 2010 and 2009. OVEC is 43.47% owned by AEP (includes OPCo's 4.3% ownership of OVEC).

I&M Barging, Urea Transloading and Other Services

I&M provides barging, urea transloading and other transportation services to affiliates. Urea is a chemical used to control NOx emissions at certain generation plants in the AEP System. I&M recorded revenues from barging, transloading and other services in Other Revenues – Affiliated on the statements of income. The affiliated companies recorded these costs paid to I&M as fuel expense or other operation expense. The amount of affiliated revenues and affiliated expenses were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
I&M – Revenue	$105,373	$105,811	$94,921
AEGCo – Expense	15,460	12,548	13,167
APCo – Expense	27,455	28,241	29,442
KPCo – Expense	122	133	112
OPCo – Expense	36,980	44,160	38,039
AEP River Operations LLC – Expense (Nonutility
Subsidiary of AEP)	25,356	20,729	14,161

Central Machine Shop

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System. APCo defers the cost of performing these services on the balance sheet, then transfers the cost to the affiliate for reimbursement. The AEP subsidiaries recorded these billings as capital or maintenance expense depending on the nature of the services received. These billings are recoverable from customers. The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
AEGCo	$102	$180	$31
I&M	2,157	2,112	2,818
KGPCo	-	-	5
KPCo	298	368	358
OPCo	3,684	3,665	4,137
PSO	53	412	848
SWEPCo	946	560	966

Affiliate Coal Purchases

In 2008, OPCo entered into contracts to sell excess coal purchases to certain AEP subsidiaries through 2010. These sales (purchases) are reflected in Sales to AEP Affiliates on the statements of income. The following table shows the realized and unrealized amounts recorded for the years ended December 31, 2010 and 2009:

	Years Ended December 31,
Company	2010	2009
	(in thousands)
APCo	$(2,830)	$(1,573)
I&M	(1,383)	(813)
KPCo	(837)	(340)
OPCo	7,372	4,239
PSO	(796)	(585)
SWEPCo	(1,526)	(928)

Affiliate Railcar Agreement

Certain AEP subsidiaries have an agreement providing for the use of each other's leased or owned railcars when available. The agreement specifies that the company using the railcar will be billed, at cost, by the company furnishing the railcar. The AEP subsidiaries recorded these costs or reimbursements as costs or reduction of costs, respectively, in Fuel on the balance sheets and such costs are recoverable from customers. The following tables show the net effect of the railcar agreement on the balance sheets:

December 31, 2011
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo	Total
	(in thousands)
APCo	$-	$-	$1,373	$-	$-	$1,373
I&M	91	-	1,190	80	787	2,148
KPCo	289	-	355	-	-	644
OPCo	840	170	-	8	66	1,084
PSO	289	842	234	-	382	1,747
SWEPCo	12	2,662	605	91	-	3,370
Total	$1,521	$3,674	$3,757	$179	$1,235	$10,366

December 31, 2010
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo	Total
	(in thousands)
APCo	$-	$-	$1,195	$1	$(1)	$1,195
I&M	142	-	1,536	123	502	2,303
KPCo	399	-	245	-	-	644
OPCo	919	418	-	21	106	1,464
PSO	177	921	191	-	493	1,782
SWEPCo	328	2,162	594	110	-	3,194
Total	$1,965	$3,501	$3,761	$255	$1,100	$10,582

Purchased Power from OVEC

The amounts of power purchased by the Registrant Subsidiaries from OVEC for the years ended December 31, 2011, 2010 and 2009 were:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$114,311	$105,307	$103,369
I&M	57,192	52,687	51,710
OPCo	145,207	133,776	131,318

The amounts shown above are recoverable from customers and are included in Purchased Electricity for Resale on the statements of income.

AEP Power Pool Purchases from OVEC

In 2011, the AEP Power Pool purchased power from OVEC to serve off-system sales and retail sales. These purchases are reported in Purchased Electricity for Resale on the statements of income. The following table shows the amounts recorded for the year ended December 31, 2011:

Year Ended
Company	December 31, 2011
(in thousands)
APCo	$21,110
I&M	12,942
OPCo	27,566

In January 2010, the AEP Power Pool began purchasing power from OVEC to serve off-system sales and retail sales through June 2010. Purchases serving off-system sales are reported net as a reduction in Electric Generation, Transmission and Distribution revenues and purchases serving retail sales are reported in Purchased Electricity for Resale on the statements of income. The following table shows the amounts recorded for the year ended December 31, 2010:

	Year Ended December 31, 2010
	Reported in	Reported in
Company	Revenues	Expenses

	(in thousands)
APCo	$6,631	$3,635
I&M	3,721	1,980
OPCo	7,937	4,231

Sales and Purchases of Property – Transmission Companies

In 2009, AEP Transmission Company, LLC (AEP Transco) formed seven wholly-owned transmission companies. AEP Transco is the holding company for the seven transmission companies. These seven companies (collectively Transcos) consist of: AEP Appalachian Transmission Company, Inc., AEP Indiana Michigan Transmission Company, Inc. (IMTCo), AEP Kentucky Transmission Company, Inc., AEP Ohio Transmission Company, Inc. (OHTCo), AEP West Virginia Transmission Company, Inc., AEP Oklahoma Transmission Company, Inc. (OKTCo) and AEP Southwestern Transmission Company, Inc. (SWTCo).

In 2010, certain AEP subsidiaries began selling and purchasing transmission property to/from certain Transcos. There were no gains or losses recorded on the transactions. The following table shows the sales, that were recorded at net book value, for the years ended December 31, 2011 and 2010:

	Years Ended December 31,
Companies	2011	2010
	(in thousands)
IMTCo to I&M	$1,156	$-
OPCo to OHTCo	8,723	-
PSO to OKTCo	1	1,543
SWTCo to SWEPCo	27	-

The amounts above are recorded in Property, Plant and Equipment on the balance sheets.

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more for the years ended December 31, 2011, 2010 and 2009 as shown in the following tables:

Year Ended
Companies	December 31, 2011
(in thousands)
APCo to I&M	$277
APCo to KPCo	555
APCo to OPCo	523
OPCo to APCo	438
OPCo to I&M	848
PSO to SWEPCo	271

Year Ended
Companies	December 31, 2010
(in thousands)
AEGCo to APCo	$332
AEGCo to OPCo	190
APCo to I&M	1,090
APCo to KPCo	209
I&M to APCo	444
I&M to OPCo	485
I&M to SWEPCo	218
OPCo to APCo	3,011
OPCo to I&M	2,435
OPCo to KPCo	960
SWEPCo to PSO	3,680
TCC to SWEPCo	360

Year Ended
Companies	December 31, 2009
(in thousands)
APCo to I&M	$155
I&M to APCo	4,004
I&M to OPCo	6,378
OPCo to APCo	908
OPCo to I&M	6,026
OPCo to TCC	526
PSO to SWEPCo	118
TCC to APCo	426
TCC to SWEPCo	684

In addition, certain AEP subsidiaries had aggregate affiliated sales and purchases of meters and transformers for the years ended December 31, 2011, 2010 and 2009 as shown in the following tables:

Year Ended December 31, 2011
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$38	$1,106	$119	$731	$3	$293	$333	$-	$-	$2,623
I&M	61	-	-	-	324	10	15	14	2	15	441
KGPCo	903	-	-	3	-	-	-	-	-	-	906
KPCo	289	10	1	-	91	-	8	2	3	-	404
OPCo	54	1,338	-	44	-	25	96	90	1	456	2,104
PSO	3	-	-	-	13	-	150	2	2	-	170
SWEPCo	14	-	-	-	63	402	-	145	26	-	650
TCC	550	11	-	240	568	19	1,410	-	2,106	11	4,915
TNC	-	-	-	12	539	16	723	2,021	-	-	3,311
WPCo	-	-	-	7	193	-	-	-	-	-	200
Total	$1,874	$1,397	$1,107	$425	$2,522	$475	$2,695	$2,607	$2,140	$482	$15,724

Year Ended December 31, 2010
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$112	$225	$139	$137	$61	$31	$-	$-	$-	$705
I&M	138	-	-	7	356	116	1	-	63	14	695
KGPCo	154	-	-	-	-	-	-	-	-	-	154
KPCo	364	6	23	-	92	-	2	-	-	-	487
OPCo	211	432	1	139	-	79	1,104	165	10	372	2,513
PSO	-	-	-	-	44	-	560	6	3	-	613
SWEPCo	48	4	-	3	214	1,203	-	70	11	-	1,553
TCC	22	38	-	-	23	6	266	-	966	-	1,321
TNC	8	-	-	-	-	1	70	642	-	4	725
WPCo	-	-	-	-	111	-	-	-	-	-	111
Total	$945	$592	$249	$288	$977	$1,466	$2,034	$883	$1,053	$390	$8,877

Year Ended December 31, 2009
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$87	$305	$161	$147	$-	$19	$44	$-	$-	$763
I&M	39	-	-	50	403	119	65	37	75	17	805
KGPCo	213	-	-	-	-	-	-	-	-	-	213
KPCo	505	64	7	-	156	3	8	-	-	1	744
OPCo	402	323	-	87	-	99	91	1	44	467	1,514
PSO	23	7	-	-	43	-	607	26	1	-	707
SWEPCo	38	21	-	26	85	1,360	-	162	28	-	1,720
TCC	13	72	-	-	19	2	87	-	873	-	1,066
TNC	8	10	-	-	17	18	25	750	-	-	828
WPCo	-	-	-	-	176	-	-	-	-	-	176
Total	$1,241	$584	$312	$324	$1,046	$1,601	$902	$1,020	$1,021	$485	$8,536

The amounts above are recorded in Property, Plant and Equipment. Sales are recorded at cost.

Global Borrowing Notes

As of December 31, 2011 and 2010, AEP has an intercompany note in place with OPCo. The debt is reflected in Long-term Debt – Affiliated on OPCo's balance sheets. OPCo accrues interest for its share of the global borrowing and remits the interest to AEP. The accrued interest is reflected in Accrued Interest on OPCo's balance sheets.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical. The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable bases of proration for services that benefit multiple companies. The billings for services are made at cost and include no compensation for the use of equity capital.

Variable Interest Entities

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

APCo, I&M, OPCo, PSO and SWEPCo each hold a significant variable interest in AEPSC.

I&M and OPCo each hold a significant variable interest in AEGCo.

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to their activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$195,787	$238,367	$200,828
I&M	126,505	139,920	128,372
OPCo	279,652	332,431	299,248
PSO	84,028	102,116	86,375
SWEPCo	130,148	147,928	129,887

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	December 31,
	2011		2010
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$20,812	$20,812	$23,230	$23,230
I&M	13,741	13,741	12,980	12,980
OPCo	29,823	29,823	29,603	29,603
PSO	9,280	9,280	9,384	9,384
SWEPCo	14,699	14,699	14,465	14,465

AEGCo, a wholly-owned subsidiary of AEP, is consolidated by AEP. AEGCo owns a 50% ownership interest in Rockport Plant Unit 1, leases a 50% interest in Rockport Plant Unit 2 and owns 100% of the Lawrenceburg Generating Station. AEGCo sells all the output from the Rockport Plant to I&M and KPCo. AEGCo leases the Lawrenceburg Generating Station to OPCo. AEP guarantees all the debt obligations of AEGCo. I&M and OPCo are considered to have a significant interest in AEGCo due to these transactions. I&M and OPCo are exposed to losses to the extent they cannot recover the costs of AEGCo through their normal business operations. In the event AEGCo would require financing or other support outside the billings to I&M, OPCo and KPCo, this financing would be provided by AEP. For additional information regarding AEGCo's lease, see “Rockport Lease” section of Note 12.

Total billings from AEGCo were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
I&M	$228,739	$235,741	$237,372
OPCo	185,741	113,801	75,469

The carrying amount and classification of variable interest in AEGCo’s accounts payable are as follows:

	December 31,
	2011		2010
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure

	(in thousands)
I&M	$25,731	$25,731	$27,899	$27,899
OPCo	22,139	22,139	18,165	18,165

Public Service Co Of Oklahoma [Member]
Related Party Transactions [Abstract]
Related Party Transactions

14. RELATED PARTY TRANSACTIONS

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 11 in addition to “Utility Money Pool – AEP System” and “Sale of Receivables – AEP Credit” sections of Note 13.

AEP Power Pool

APCo, I&M, KPCo, OPCo and AEPSC are parties to the Interconnection Agreement, which defines the sharing of costs and benefits associated with the respective generating plants. This sharing is based upon each AEP utility subsidiary's MLR and is calculated monthly on the basis of each AEP utility subsidiary's maximum peak demand in relation to the sum of the maximum peak demands of all four AEP utility subsidiaries during the preceding 12 months. In addition, APCo, I&M, KPCo and OPCo are parties to the AEP System Interim Allowance Agreement, which provides, among other things, for the transfer of SO2 allowances associated with the transactions under the Interconnection Agreement.

Based upon the PUCO's January 2012 approval of OPCo's corporate separation plan, applications were filed in February 2012 with the FERC proposing to establish a new power cost sharing agreement between APCo, I&M and KPCo and transfer OPCo's generation assets to APCo, KPCo and a nonregulated AEP subsidiary. The Ohio corporate separation plan was subsequently rejected on rehearing in February 2012. Management is in the process of withdrawing the applications and intends to file new FERC and PUCO applications related to corporate separation.

Power, gas and risk management activities are conducted by AEPSC and profits and losses are allocated under the SIA to AEP Power Pool members, PSO and SWEPCo. Risk management activities involve the purchase and sale of electricity and gas under physical forward contracts at fixed and variable prices. In addition, the risk management of electricity, and to a lesser extent gas contracts, includes exchange traded futures and options and OTC options and swaps. The majority of these transactions represent physical forward contracts in the AEP System's traditional marketing area and are typically settled by entering into offsetting contracts. In addition, AEPSC enters into transactions for the purchase and sale of electricity and gas options, futures and swaps, and for the forward purchase and sale of electricity outside of the AEP System's traditional marketing area.

CSW Operating Agreement

PSO, SWEPCo and AEPSC are parties to a Restated and Amended Operating Agreement originally dated as of January 1, 1997 (CSW Operating Agreement), which was approved by the FERC. The CSW Operating Agreement requires PSO and SWEPCo to maintain adequate annual planning reserve margins and requires that capacity in excess of the required margins be made available for sale to other operating companies as capacity commitments. Parties are compensated for energy delivered to recipients based upon the deliverer's incremental cost plus a portion of the recipient's savings realized by the purchaser that avoids the use of more costly alternatives. Revenues and costs arising from third party sales are generally shared based on the amount of energy PSO or SWEPCo contributes that is sold to third parties.

System Integration Agreement (SIA)

The SIA provides for the integration and coordination of AEP East companies' and AEP West companies' zones. This includes joint dispatch of generation within the AEP System and the distribution, between the two zones, of costs and benefits associated with the transfers of power between the two zones (including sales to third parties and risk management and trading activities). The SIA is designed to function as an umbrella agreement in addition to the Interconnection Agreement and the CSW Operating Agreement, each of which controls the distribution of costs and benefits within a zone.

Power generated, allocated or provided under the Interconnection Agreement or CSW Operating Agreement to any Registrant Subsidiary is primarily sold to customers by such Registrant Subsidiary at rates approved (other than in Ohio) by the public utility commission in the jurisdiction of sale. In Ohio, such rates are based on a statutory formula as that jurisdiction transitions to the use of market rates for generation.

Under both the Interconnection Agreement and CSW Operating Agreement, power generated that is not needed to serve the native load of any Registrant Subsidiary is sold in the wholesale market by AEPSC on behalf of the generating subsidiary.

Affiliated Revenues and Purchases

The following tables show the revenues derived from sales to the pools, direct sales to affiliates, net transmission agreement sales, natural gas contracts with AEPES and other revenues for the years ended December 31, 2011, 2010 and 2009:

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales to AEP Power Pool	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Sales to AEP Power Pool	$158,873	$327,992	$839,441	$-	$-
Direct Sales to East Affiliates	123,832	-	115,406	1,210	1,248
Direct Sales to West Affiliates	3,471	1,931	4,125	19,629	39,851
Direct Sales to AEPEP	-	-	-	-	(286)
Direct Sales to Transmission Companies	44	1,848	236	30	1
Natural Gas Contracts with AEPES	(2,171)	(1,087)	(2,330)	2	3
Other Revenues	32,158	267	34,407	2,657	11,053
Total Affiliated Revenues	$316,207	$330,951	$991,285	$23,528	$51,870

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2009
Sales to AEP Power Pool	$130,331	$198,579	$813,692	$-	$-
Direct Sales to East Affiliates	123,549	-	84,078	3,136	1,220
Direct Sales to West Affiliates	2,255	1,154	2,553	39,197	16,434
Direct Sales to AEPEP	-	-	-	-	(659)
Natural Gas Contracts with AEPES	(8,340)	(4,637)	(11,008)	(328)	(387)
Other Revenues	15,594	1,055	31,774	3,751	12,710
Total Affiliated Revenues	$263,389	$196,151	$921,089	$45,756	$29,318

The following tables show the purchased power expense incurred for purchases from the pools and affiliates for the years ended December 31, 2011, 2010 and 2009:

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases from AEP Power Pool	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Gas Purchases from AEPES	-	-	2,689	-	-
Total Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Purchases from AEP Power Pool	$916,791	$91,129	$268,964	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,162	4,078
Direct Purchases from West Affiliates	825	466	996	39,851	19,629
Purchases from AEGCo	-	235,740	113,801	-	-
Gas Purchases from AEPES	-	-	2,857	-	-
Total Purchases	$917,616	$327,335	$386,618	$46,013	$23,707

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2009
Purchases from AEP Power Pool	$801,624	$99,159	$209,606	$-	$-
Direct Purchases from East Affiliates	-	-	-	2,896	3,515
Direct Purchases from West Affiliates	1,492	777	1,789	16,435	39,197
Direct Purchases from AEGCo	-	237,372	75,469	-	-
Gas Purchases from AEPES	-	-	1,251	-	-
Total Purchases	$803,116	$337,308	$288,115	$19,331	$42,712

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates on the Registrant Subsidiaries' statements of income. Since the Registrant Subsidiaries are included in AEP's consolidated results, the above summarized related party transactions are eliminated in total in AEP's consolidated revenues and expenses.

System Transmission Integration Agreement

AEP's System Transmission Integration Agreement provides for the integration and coordination of the planning, operation and maintenance of the transmission facilities of AEP East companies' and AEP West companies' zones. Similar to the SIA, the System Transmission Integration Agreement functions as an umbrella agreement in addition to the Transmission Agreement (TA) and the Transmission Coordination Agreement (TCA). The System Transmission Integration Agreement contains two service schedules that govern:

  The allocation of transmission costs and revenues.
  The allocation of third-party transmission costs and revenues and AEP System dispatch costs.

The System Transmission Integration Agreement anticipates that additional service schedules may be added as circumstances warrant.

APCo, I&M, KPCo and OPCo are parties to the TA, dated April 1, 1984, as amended, defining how they share the costs associated with their relative ownership of the extra-high-voltage transmission system (facilities rated 345 kV and above) and certain facilities operated at lower voltages (138 kV and above). Like the Interconnection Agreement, this sharing is based upon each company's MLR. The FERC approved a new TA effective November 2010. The impacts of the new TA will be phased-in for retail rates, adds KGPCo and WPCo as parties to the agreement and changes the allocation method.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, revised 1999 and 2011, as restated and amended, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries. Effective May 2011, TNC is no longer a party to the agreement. The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement. This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the Open Access Transmission Tariff (OATT) filed with the FERC and the rules of the FERC relating to such a tariff.

Under the TCA, the parties to the agreement delegated to AEPSC the responsibility of monitoring the reliability of their transmission systems and administering the OATT on their behalf. The allocations have been governed by the FERC-approved OATT for the SPP (with respect to PSO and SWEPCo).

The following table shows the net (revenues) expenses allocated among parties to the TCA pursuant to the SPP OATT protocols as described above for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
PSO	$9,000	$10,600	$11,100
SWEPCo	(9,000)	(10,500)	(11,100)

The net (revenues) expenses shown above are recorded in Sales to AEP Affiliates on SWEPCo's statements of income and Other Operation expense on PSO's statements of income.

ERCOT Contracts Transferred to AEPEP

Effective January 1, 2007, PSO and SWEPCo transferred certain existing ERCOT energy marketing contracts to AEPEP and entered into intercompany financial and physical purchase and sale agreements with AEPEP. This was done to lock in PSO and SWEPCo's margins on ERCOT trading and marketing contracts and to transfer the future associated commodity price and credit risk to AEPEP. The contracts ended in December 2009.

PSO and SWEPCo have historically presented third party ERCOT trading and marketing activity on a net basis in Revenues - Electric Generation, Transmission and Distribution. The applicable ERCOT third party trading and marketing contracts that were not transferred to AEPEP will remain until maturity on the balance sheets and will be presented on a net basis in Sales to AEP Affiliates on the statements of income.

The following tables indicate the sales to AEPEP and the amounts reclassified from third party to affiliates:

	Year Ended December 31, 2009
		Third Party Amounts	Net Amount
	Net Settlement	Reclassified to	Included in Sales
Company	with AEPEP	Affiliate	to AEP Affiliates
	(in thousands)
PSO	$(3,871)	$4,318	$447
SWEPCo	(4,569)	5,098	529

Cook Coal Terminal

Cook Coal Terminal also performs railcar maintenance services at cost for APCo, I&M, PSO and SWEPCo. OPCo included revenues for these services in Sales to AEP Affiliates and expenses in Other Operation expense on the statements of income. The railcar maintenance revenues in 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9	$7	$98
I&M	3,012	1,870	2,045
PSO	542	522	510
SWEPCo	2,348	1,044	914

APCo, I&M, PSO and SWEPCo recorded the cost of the railcar maintenance services in Fuel on the balance sheets.

SWEPCo Railcar Facility

SWEPCo operates a railcar maintenance facility in Alliance, Nebraska. The facility performs maintenance on its own railcars as well as railcars belonging to I&M, PSO and third parties. SWEPCo billed I&M $2.9 million and $1.8 million for railcar services provided in 2011 and 2010, respectively, and billed PSO $287 thousand and $655 thousand in 2011 and 2010, respectively. These billings, for SWEPCo, and costs, for I&M and PSO, are recorded in Fuel on the balance sheets.

Central Machine Shop

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System. APCo defers the cost of performing these services on the balance sheet, then transfers the cost to the affiliate for reimbursement. The AEP subsidiaries recorded these billings as capital or maintenance expense depending on the nature of the services received. These billings are recoverable from customers. The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
AEGCo	$102	$180	$31
I&M	2,157	2,112	2,818
KGPCo	-	-	5
KPCo	298	368	358
OPCo	3,684	3,665	4,137
PSO	53	412	848
SWEPCo	946	560	966

Affiliate Coal Purchases

In 2008, OPCo entered into contracts to sell excess coal purchases to certain AEP subsidiaries through 2010. These sales (purchases) are reflected in Sales to AEP Affiliates on the statements of income. The following table shows the realized and unrealized amounts recorded for the years ended December 31, 2010 and 2009:

	Years Ended December 31,
Company	2010	2009
	(in thousands)
APCo	$(2,830)	$(1,573)
I&M	(1,383)	(813)
KPCo	(837)	(340)
OPCo	7,372	4,239
PSO	(796)	(585)
SWEPCo	(1,526)	(928)

Affiliate Railcar Agreement

Certain AEP subsidiaries have an agreement providing for the use of each other's leased or owned railcars when available. The agreement specifies that the company using the railcar will be billed, at cost, by the company furnishing the railcar. The AEP subsidiaries recorded these costs or reimbursements as costs or reduction of costs, respectively, in Fuel on the balance sheets and such costs are recoverable from customers. The following tables show the net effect of the railcar agreement on the balance sheets:

December 31, 2011
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo	Total
	(in thousands)
APCo	$-	$-	$1,373	$-	$-	$1,373
I&M	91	-	1,190	80	787	2,148
KPCo	289	-	355	-	-	644
OPCo	840	170	-	8	66	1,084
PSO	289	842	234	-	382	1,747
SWEPCo	12	2,662	605	91	-	3,370
Total	$1,521	$3,674	$3,757	$179	$1,235	$10,366

December 31, 2010
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo	Total
	(in thousands)
APCo	$-	$-	$1,195	$1	$(1)	$1,195
I&M	142	-	1,536	123	502	2,303
KPCo	399	-	245	-	-	644
OPCo	919	418	-	21	106	1,464
PSO	177	921	191	-	493	1,782
SWEPCo	328	2,162	594	110	-	3,194
Total	$1,965	$3,501	$3,761	$255	$1,100	$10,582

Sales and Purchases of Property – Transmission Companies

In 2009, AEP Transmission Company, LLC (AEP Transco) formed seven wholly-owned transmission companies. AEP Transco is the holding company for the seven transmission companies. These seven companies (collectively Transcos) consist of: AEP Appalachian Transmission Company, Inc., AEP Indiana Michigan Transmission Company, Inc. (IMTCo), AEP Kentucky Transmission Company, Inc., AEP Ohio Transmission Company, Inc. (OHTCo), AEP West Virginia Transmission Company, Inc., AEP Oklahoma Transmission Company, Inc. (OKTCo) and AEP Southwestern Transmission Company, Inc. (SWTCo).

In 2010, certain AEP subsidiaries began selling and purchasing transmission property to/from certain Transcos. There were no gains or losses recorded on the transactions. The following table shows the sales, that were recorded at net book value, for the years ended December 31, 2011 and 2010:

	Years Ended December 31,
Companies	2011	2010
	(in thousands)
IMTCo to I&M	$1,156	$-
OPCo to OHTCo	8,723	-
PSO to OKTCo	1	1,543
SWTCo to SWEPCo	27	-

The amounts above are recorded in Property, Plant and Equipment on the balance sheets.

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more for the years ended December 31, 2011, 2010 and 2009 as shown in the following tables:

Year Ended
Companies	December 31, 2011
(in thousands)
APCo to I&M	$277
APCo to KPCo	555
APCo to OPCo	523
OPCo to APCo	438
OPCo to I&M	848
PSO to SWEPCo	271

Year Ended
Companies	December 31, 2010
(in thousands)
AEGCo to APCo	$332
AEGCo to OPCo	190
APCo to I&M	1,090
APCo to KPCo	209
I&M to APCo	444
I&M to OPCo	485
I&M to SWEPCo	218
OPCo to APCo	3,011
OPCo to I&M	2,435
OPCo to KPCo	960
SWEPCo to PSO	3,680
TCC to SWEPCo	360

Year Ended
Companies	December 31, 2009
(in thousands)
APCo to I&M	$155
I&M to APCo	4,004
I&M to OPCo	6,378
OPCo to APCo	908
OPCo to I&M	6,026
OPCo to TCC	526
PSO to SWEPCo	118
TCC to APCo	426
TCC to SWEPCo	684

In addition, certain AEP subsidiaries had aggregate affiliated sales and purchases of meters and transformers for the years ended December 31, 2011, 2010 and 2009 as shown in the following tables:

Year Ended December 31, 2011
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$38	$1,106	$119	$731	$3	$293	$333	$-	$-	$2,623
I&M	61	-	-	-	324	10	15	14	2	15	441
KGPCo	903	-	-	3	-	-	-	-	-	-	906
KPCo	289	10	1	-	91	-	8	2	3	-	404
OPCo	54	1,338	-	44	-	25	96	90	1	456	2,104
PSO	3	-	-	-	13	-	150	2	2	-	170
SWEPCo	14	-	-	-	63	402	-	145	26	-	650
TCC	550	11	-	240	568	19	1,410	-	2,106	11	4,915
TNC	-	-	-	12	539	16	723	2,021	-	-	3,311
WPCo	-	-	-	7	193	-	-	-	-	-	200
Total	$1,874	$1,397	$1,107	$425	$2,522	$475	$2,695	$2,607	$2,140	$482	$15,724

Year Ended December 31, 2010
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$112	$225	$139	$137	$61	$31	$-	$-	$-	$705
I&M	138	-	-	7	356	116	1	-	63	14	695
KGPCo	154	-	-	-	-	-	-	-	-	-	154
KPCo	364	6	23	-	92	-	2	-	-	-	487
OPCo	211	432	1	139	-	79	1,104	165	10	372	2,513
PSO	-	-	-	-	44	-	560	6	3	-	613
SWEPCo	48	4	-	3	214	1,203	-	70	11	-	1,553
TCC	22	38	-	-	23	6	266	-	966	-	1,321
TNC	8	-	-	-	-	1	70	642	-	4	725
WPCo	-	-	-	-	111	-	-	-	-	-	111
Total	$945	$592	$249	$288	$977	$1,466	$2,034	$883	$1,053	$390	$8,877

Year Ended December 31, 2009
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$87	$305	$161	$147	$-	$19	$44	$-	$-	$763
I&M	39	-	-	50	403	119	65	37	75	17	805
KGPCo	213	-	-	-	-	-	-	-	-	-	213
KPCo	505	64	7	-	156	3	8	-	-	1	744
OPCo	402	323	-	87	-	99	91	1	44	467	1,514
PSO	23	7	-	-	43	-	607	26	1	-	707
SWEPCo	38	21	-	26	85	1,360	-	162	28	-	1,720
TCC	13	72	-	-	19	2	87	-	873	-	1,066
TNC	8	10	-	-	17	18	25	750	-	-	828
WPCo	-	-	-	-	176	-	-	-	-	-	176
Total	$1,241	$584	$312	$324	$1,046	$1,601	$902	$1,020	$1,021	$485	$8,536

The amounts above are recorded in Property, Plant and Equipment. Sales are recorded at cost.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical. The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable bases of proration for services that benefit multiple companies. The billings for services are made at cost and include no compensation for the use of equity capital.

Variable Interest Entities

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

APCo, I&M, OPCo, PSO and SWEPCo each hold a significant variable interest in AEPSC.

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to their activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$195,787	$238,367	$200,828
I&M	126,505	139,920	128,372
OPCo	279,652	332,431	299,248
PSO	84,028	102,116	86,375
SWEPCo	130,148	147,928	129,887

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	December 31,
	2011		2010
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$20,812	$20,812	$23,230	$23,230
I&M	13,741	13,741	12,980	12,980
OPCo	29,823	29,823	29,603	29,603
PSO	9,280	9,280	9,384	9,384
SWEPCo	14,699	14,699	14,465	14,465

Southwestern Electric Power Co [Member]
Related Party Transactions [Abstract]
Related Party Transactions
	December 31,
	2011		2010
	As Reported on	Maximum	As Reported on	Maximum
	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in millions)
Capital Contribution from SWEPCo	$8	$8	$6	$6
Retained Earnings	1	1	2	2
SWEPCo's Guarantee of Debt	-	52	-	48

Total Investment in DHLC	$9	$61	$8	$56

14. RELATED PARTY TRANSACTIONS

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 11 in addition to “Utility Money Pool – AEP System” and “Sale of Receivables – AEP Credit” sections of Note 13.

AEP Power Pool

APCo, I&M, KPCo, OPCo and AEPSC are parties to the Interconnection Agreement, which defines the sharing of costs and benefits associated with the respective generating plants. This sharing is based upon each AEP utility subsidiary's MLR and is calculated monthly on the basis of each AEP utility subsidiary's maximum peak demand in relation to the sum of the maximum peak demands of all four AEP utility subsidiaries during the preceding 12 months. In addition, APCo, I&M, KPCo and OPCo are parties to the AEP System Interim Allowance Agreement, which provides, among other things, for the transfer of SO2 allowances associated with the transactions under the Interconnection Agreement.

Based upon the PUCO's January 2012 approval of OPCo's corporate separation plan, applications were filed in February 2012 with the FERC proposing to establish a new power cost sharing agreement between APCo, I&M and KPCo and transfer OPCo's generation assets to APCo, KPCo and a nonregulated AEP subsidiary. The Ohio corporate separation plan was subsequently rejected on rehearing in February 2012. Management is in the process of withdrawing the applications and intends to file new FERC and PUCO applications related to corporate separation.

Power, gas and risk management activities are conducted by AEPSC and profits and losses are allocated under the SIA to AEP Power Pool members, PSO and SWEPCo. Risk management activities involve the purchase and sale of electricity and gas under physical forward contracts at fixed and variable prices. In addition, the risk management of electricity, and to a lesser extent gas contracts, includes exchange traded futures and options and OTC options and swaps. The majority of these transactions represent physical forward contracts in the AEP System's traditional marketing area and are typically settled by entering into offsetting contracts. In addition, AEPSC enters into transactions for the purchase and sale of electricity and gas options, futures and swaps, and for the forward purchase and sale of electricity outside of the AEP System's traditional marketing area.

CSW Operating Agreement

PSO, SWEPCo and AEPSC are parties to a Restated and Amended Operating Agreement originally dated as of January 1, 1997 (CSW Operating Agreement), which was approved by the FERC. The CSW Operating Agreement requires PSO and SWEPCo to maintain adequate annual planning reserve margins and requires that capacity in excess of the required margins be made available for sale to other operating companies as capacity commitments. Parties are compensated for energy delivered to recipients based upon the deliverer's incremental cost plus a portion of the recipient's savings realized by the purchaser that avoids the use of more costly alternatives. Revenues and costs arising from third party sales are generally shared based on the amount of energy PSO or SWEPCo contributes that is sold to third parties.

System Integration Agreement (SIA)

The SIA provides for the integration and coordination of AEP East companies' and AEP West companies' zones. This includes joint dispatch of generation within the AEP System and the distribution, between the two zones, of costs and benefits associated with the transfers of power between the two zones (including sales to third parties and risk management and trading activities). The SIA is designed to function as an umbrella agreement in addition to the Interconnection Agreement and the CSW Operating Agreement, each of which controls the distribution of costs and benefits within a zone.

Power generated, allocated or provided under the Interconnection Agreement or CSW Operating Agreement to any Registrant Subsidiary is primarily sold to customers by such Registrant Subsidiary at rates approved (other than in Ohio) by the public utility commission in the jurisdiction of sale. In Ohio, such rates are based on a statutory formula as that jurisdiction transitions to the use of market rates for generation.

Under both the Interconnection Agreement and CSW Operating Agreement, power generated that is not needed to serve the native load of any Registrant Subsidiary is sold in the wholesale market by AEPSC on behalf of the generating subsidiary.

Affiliated Revenues and Purchases

The following tables show the revenues derived from sales to the pools, direct sales to affiliates, net transmission agreement sales, natural gas contracts with AEPES and other revenues for the years ended December 31, 2011, 2010 and 2009:

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales to AEP Power Pool	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Sales to AEP Power Pool	$158,873	$327,992	$839,441	$-	$-
Direct Sales to East Affiliates	123,832	-	115,406	1,210	1,248
Direct Sales to West Affiliates	3,471	1,931	4,125	19,629	39,851
Direct Sales to AEPEP	-	-	-	-	(286)
Direct Sales to Transmission Companies	44	1,848	236	30	1
Natural Gas Contracts with AEPES	(2,171)	(1,087)	(2,330)	2	3
Other Revenues	32,158	267	34,407	2,657	11,053
Total Affiliated Revenues	$316,207	$330,951	$991,285	$23,528	$51,870

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2009
Sales to AEP Power Pool	$130,331	$198,579	$813,692	$-	$-
Direct Sales to East Affiliates	123,549	-	84,078	3,136	1,220
Direct Sales to West Affiliates	2,255	1,154	2,553	39,197	16,434
Direct Sales to AEPEP	-	-	-	-	(659)
Natural Gas Contracts with AEPES	(8,340)	(4,637)	(11,008)	(328)	(387)
Other Revenues	15,594	1,055	31,774	3,751	12,710
Total Affiliated Revenues	$263,389	$196,151	$921,089	$45,756	$29,318

The following tables show the purchased power expense incurred for purchases from the pools and affiliates for the years ended December 31, 2011, 2010 and 2009:

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases from AEP Power Pool	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Gas Purchases from AEPES	-	-	2,689	-	-
Total Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Purchases from AEP Power Pool	$916,791	$91,129	$268,964	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,162	4,078
Direct Purchases from West Affiliates	825	466	996	39,851	19,629
Purchases from AEGCo	-	235,740	113,801	-	-
Gas Purchases from AEPES	-	-	2,857	-	-
Total Purchases	$917,616	$327,335	$386,618	$46,013	$23,707

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2009
Purchases from AEP Power Pool	$801,624	$99,159	$209,606	$-	$-
Direct Purchases from East Affiliates	-	-	-	2,896	3,515
Direct Purchases from West Affiliates	1,492	777	1,789	16,435	39,197
Direct Purchases from AEGCo	-	237,372	75,469	-	-
Gas Purchases from AEPES	-	-	1,251	-	-
Total Purchases	$803,116	$337,308	$288,115	$19,331	$42,712

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates on the Registrant Subsidiaries' statements of income. Since the Registrant Subsidiaries are included in AEP's consolidated results, the above summarized related party transactions are eliminated in total in AEP's consolidated revenues and expenses.

System Transmission Integration Agreement

AEP's System Transmission Integration Agreement provides for the integration and coordination of the planning, operation and maintenance of the transmission facilities of AEP East companies' and AEP West companies' zones. Similar to the SIA, the System Transmission Integration Agreement functions as an umbrella agreement in addition to the Transmission Agreement (TA) and the Transmission Coordination Agreement (TCA). The System Transmission Integration Agreement contains two service schedules that govern:

  The allocation of transmission costs and revenues.
  The allocation of third-party transmission costs and revenues and AEP System dispatch costs.

The System Transmission Integration Agreement anticipates that additional service schedules may be added as circumstances warrant.

APCo, I&M, KPCo and OPCo are parties to the TA, dated April 1, 1984, as amended, defining how they share the costs associated with their relative ownership of the extra-high-voltage transmission system (facilities rated 345 kV and above) and certain facilities operated at lower voltages (138 kV and above). Like the Interconnection Agreement, this sharing is based upon each company's MLR. The FERC approved a new TA effective November 2010. The impacts of the new TA will be phased-in for retail rates, adds KGPCo and WPCo as parties to the agreement and changes the allocation method.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, revised 1999 and 2011, as restated and amended, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries. Effective May 2011, TNC is no longer a party to the agreement. The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement. This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the Open Access Transmission Tariff (OATT) filed with the FERC and the rules of the FERC relating to such a tariff.

Under the TCA, the parties to the agreement delegated to AEPSC the responsibility of monitoring the reliability of their transmission systems and administering the OATT on their behalf. The allocations have been governed by the FERC-approved OATT for the SPP (with respect to PSO and SWEPCo).

The following table shows the net (revenues) expenses allocated among parties to the TCA pursuant to the SPP OATT protocols as described above for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
PSO	$9,000	$10,600	$11,100
SWEPCo	(9,000)	(10,500)	(11,100)

The net (revenues) expenses shown above are recorded in Sales to AEP Affiliates on SWEPCo's statements of income and Other Operation expense on PSO's statements of income.

Assignment from SWEPCo to AEPEP

In March 2008, SWEPCo assigned its portion of a 20-year Purchase Power Agreement (PPA) to AEPEP. In addition to the PPA assignment, an intercompany agreement was executed between AEPEP and SWEPCo to provide SWEPCo with future margins related to its share. SWEPCo also retained the rights to the Renewable Energy Credit Offsets from the PPA. The PPA and intercompany agreements are effective through 2019. SWEPCo recorded losses of $637 thousand, $286 thousand and $659 thousand from AEPEP in Sales to AEP Affiliates on the 2011, 2010 and 2009 statements of income, respectively.

ERCOT Contracts Transferred to AEPEP

Effective January 1, 2007, PSO and SWEPCo transferred certain existing ERCOT energy marketing contracts to AEPEP and entered into intercompany financial and physical purchase and sale agreements with AEPEP. This was done to lock in PSO and SWEPCo's margins on ERCOT trading and marketing contracts and to transfer the future associated commodity price and credit risk to AEPEP. The contracts ended in December 2009.

PSO and SWEPCo have historically presented third party ERCOT trading and marketing activity on a net basis in Revenues - Electric Generation, Transmission and Distribution. The applicable ERCOT third party trading and marketing contracts that were not transferred to AEPEP will remain until maturity on the balance sheets and will be presented on a net basis in Sales to AEP Affiliates on the statements of income.

The following tables indicate the sales to AEPEP and the amounts reclassified from third party to affiliates:

	Year Ended December 31, 2009
		Third Party Amounts	Net Amount
	Net Settlement	Reclassified to	Included in Sales
Company	with AEPEP	Affiliate	to AEP Affiliates
	(in thousands)
PSO	$(3,871)	$4,318	$447
SWEPCo	(4,569)	5,098	529

Cook Coal Terminal

Cook Coal Terminal also performs railcar maintenance services at cost for APCo, I&M, PSO and SWEPCo. OPCo included revenues for these services in Sales to AEP Affiliates and expenses in Other Operation expense on the statements of income. The railcar maintenance revenues in 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9	$7	$98
I&M	3,012	1,870	2,045
PSO	542	522	510
SWEPCo	2,348	1,044	914

APCo, I&M, PSO and SWEPCo recorded the cost of the railcar maintenance services in Fuel on the balance sheets.

SWEPCo Railcar Facility

SWEPCo operates a railcar maintenance facility in Alliance, Nebraska. The facility performs maintenance on its own railcars as well as railcars belonging to I&M, PSO and third parties. SWEPCo billed I&M $2.9 million and $1.8 million for railcar services provided in 2011 and 2010, respectively, and billed PSO $287 thousand and $655 thousand in 2011 and 2010, respectively. These billings, for SWEPCo, and costs, for I&M and PSO, are recorded in Fuel on the balance sheets.

Central Machine Shop

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System. APCo defers the cost of performing these services on the balance sheet, then transfers the cost to the affiliate for reimbursement. The AEP subsidiaries recorded these billings as capital or maintenance expense depending on the nature of the services received. These billings are recoverable from customers. The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
AEGCo	$102	$180	$31
I&M	2,157	2,112	2,818
KGPCo	-	-	5
KPCo	298	368	358
OPCo	3,684	3,665	4,137
PSO	53	412	848
SWEPCo	946	560	966

Affiliate Coal Purchases

In 2008, OPCo entered into contracts to sell excess coal purchases to certain AEP subsidiaries through 2010. These sales (purchases) are reflected in Sales to AEP Affiliates on the statements of income. The following table shows the realized and unrealized amounts recorded for the years ended December 31, 2010 and 2009:

	Years Ended December 31,
Company	2010	2009
	(in thousands)
APCo	$(2,830)	$(1,573)
I&M	(1,383)	(813)
KPCo	(837)	(340)
OPCo	7,372	4,239
PSO	(796)	(585)
SWEPCo	(1,526)	(928)

Affiliate Railcar Agreement

Certain AEP subsidiaries have an agreement providing for the use of each other's leased or owned railcars when available. The agreement specifies that the company using the railcar will be billed, at cost, by the company furnishing the railcar. The AEP subsidiaries recorded these costs or reimbursements as costs or reduction of costs, respectively, in Fuel on the balance sheets and such costs are recoverable from customers. The following tables show the net effect of the railcar agreement on the balance sheets:

December 31, 2011
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo	Total
	(in thousands)
APCo	$-	$-	$1,373	$-	$-	$1,373
I&M	91	-	1,190	80	787	2,148
KPCo	289	-	355	-	-	644
OPCo	840	170	-	8	66	1,084
PSO	289	842	234	-	382	1,747
SWEPCo	12	2,662	605	91	-	3,370
Total	$1,521	$3,674	$3,757	$179	$1,235	$10,366

December 31, 2010
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo	Total
	(in thousands)
APCo	$-	$-	$1,195	$1	$(1)	$1,195
I&M	142	-	1,536	123	502	2,303
KPCo	399	-	245	-	-	644
OPCo	919	418	-	21	106	1,464
PSO	177	921	191	-	493	1,782
SWEPCo	328	2,162	594	110	-	3,194
Total	$1,965	$3,501	$3,761	$255	$1,100	$10,582

SWEPCo Transactions with Oxbow Lignite Company

Oxbow Lignite Company, LLC (OLC) is jointly-owned by SWEPCo and CLECO, each owning 50%. As joint-owners, SWEPCo and CLECO have equal representation in OLC regarding ownership, liability, profit and distributions. OLC has surface lease and lignite and coal lease agreements which provide equal rights to each owner to mine the reserves and equal liability for the depletion costs. DHLC is the exclusive miner of OLC's reserves and 100% of the lignite mined is sold to SWEPCo and CLECO. SWEPCo paid OLC $890 thousand and $465 thousand for land leases, lignite leases and administrative services in 2011 and 2010, respectively. SWEPCo recorded these costs in Fuel on the balance sheets. See “Oxbow Lignite Company and Red River Mining Company” section of Note 6 for additional information regarding the purchase of OLC.

Sales and Purchases of Property – Transmission Companies

In 2009, AEP Transmission Company, LLC (AEP Transco) formed seven wholly-owned transmission companies. AEP Transco is the holding company for the seven transmission companies. These seven companies (collectively Transcos) consist of: AEP Appalachian Transmission Company, Inc., AEP Indiana Michigan Transmission Company, Inc. (IMTCo), AEP Kentucky Transmission Company, Inc., AEP Ohio Transmission Company, Inc. (OHTCo), AEP West Virginia Transmission Company, Inc., AEP Oklahoma Transmission Company, Inc. (OKTCo) and AEP Southwestern Transmission Company, Inc. (SWTCo).

In 2010, certain AEP subsidiaries began selling and purchasing transmission property to/from certain Transcos. There were no gains or losses recorded on the transactions. The following table shows the sales, that were recorded at net book value, for the years ended December 31, 2011 and 2010:

	Years Ended December 31,
Companies	2011	2010
	(in thousands)
IMTCo to I&M	$1,156	$-
OPCo to OHTCo	8,723	-
PSO to OKTCo	1	1,543
SWTCo to SWEPCo	27	-

The amounts above are recorded in Property, Plant and Equipment on the balance sheets.

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more for the years ended December 31, 2011, 2010 and 2009 as shown in the following tables:

Year Ended
Companies	December 31, 2011
(in thousands)
APCo to I&M	$277
APCo to KPCo	555
APCo to OPCo	523
OPCo to APCo	438
OPCo to I&M	848
PSO to SWEPCo	271

Year Ended
Companies	December 31, 2010
(in thousands)
AEGCo to APCo	$332
AEGCo to OPCo	190
APCo to I&M	1,090
APCo to KPCo	209
I&M to APCo	444
I&M to OPCo	485
I&M to SWEPCo	218
OPCo to APCo	3,011
OPCo to I&M	2,435
OPCo to KPCo	960
SWEPCo to PSO	3,680
TCC to SWEPCo	360

Year Ended
Companies	December 31, 2009
(in thousands)
APCo to I&M	$155
I&M to APCo	4,004
I&M to OPCo	6,378
OPCo to APCo	908
OPCo to I&M	6,026
OPCo to TCC	526
PSO to SWEPCo	118
TCC to APCo	426
TCC to SWEPCo	684

In addition, certain AEP subsidiaries had aggregate affiliated sales and purchases of meters and transformers for the years ended December 31, 2011, 2010 and 2009 as shown in the following tables:

Year Ended December 31, 2011
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$38	$1,106	$119	$731	$3	$293	$333	$-	$-	$2,623
I&M	61	-	-	-	324	10	15	14	2	15	441
KGPCo	903	-	-	3	-	-	-	-	-	-	906
KPCo	289	10	1	-	91	-	8	2	3	-	404
OPCo	54	1,338	-	44	-	25	96	90	1	456	2,104
PSO	3	-	-	-	13	-	150	2	2	-	170
SWEPCo	14	-	-	-	63	402	-	145	26	-	650
TCC	550	11	-	240	568	19	1,410	-	2,106	11	4,915
TNC	-	-	-	12	539	16	723	2,021	-	-	3,311
WPCo	-	-	-	7	193	-	-	-	-	-	200
Total	$1,874	$1,397	$1,107	$425	$2,522	$475	$2,695	$2,607	$2,140	$482	$15,724

Year Ended December 31, 2010
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$112	$225	$139	$137	$61	$31	$-	$-	$-	$705
I&M	138	-	-	7	356	116	1	-	63	14	695
KGPCo	154	-	-	-	-	-	-	-	-	-	154
KPCo	364	6	23	-	92	-	2	-	-	-	487
OPCo	211	432	1	139	-	79	1,104	165	10	372	2,513
PSO	-	-	-	-	44	-	560	6	3	-	613
SWEPCo	48	4	-	3	214	1,203	-	70	11	-	1,553
TCC	22	38	-	-	23	6	266	-	966	-	1,321
TNC	8	-	-	-	-	1	70	642	-	4	725
WPCo	-	-	-	-	111	-	-	-	-	-	111
Total	$945	$592	$249	$288	$977	$1,466	$2,034	$883	$1,053	$390	$8,877

Year Ended December 31, 2009
	Purchaser
Seller	APCo	I&M	KGPCo	KPCo	OPCo	PSO	SWEPCo	TCC	TNC	WPCo	Total
	(in thousands)
APCo	$-	$87	$305	$161	$147	$-	$19	$44	$-	$-	$763
I&M	39	-	-	50	403	119	65	37	75	17	805
KGPCo	213	-	-	-	-	-	-	-	-	-	213
KPCo	505	64	7	-	156	3	8	-	-	1	744
OPCo	402	323	-	87	-	99	91	1	44	467	1,514
PSO	23	7	-	-	43	-	607	26	1	-	707
SWEPCo	38	21	-	26	85	1,360	-	162	28	-	1,720
TCC	13	72	-	-	19	2	87	-	873	-	1,066
TNC	8	10	-	-	17	18	25	750	-	-	828
WPCo	-	-	-	-	176	-	-	-	-	-	176
Total	$1,241	$584	$312	$324	$1,046	$1,601	$902	$1,020	$1,021	$485	$8,536

The amounts above are recorded in Property, Plant and Equipment. Sales are recorded at cost.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical. The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable bases of proration for services that benefit multiple companies. The billings for services are made at cost and include no compensation for the use of equity capital.

Variable Interest Entities

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

SWEPCo is the primary beneficiary of Sabine.

APCo, I&M, OPCo, PSO and SWEPCo each hold a significant variable interest in AEPSC.

SWEPCo holds a significant variable interest in DHLC.

Sabine is a mining operator providing mining services to SWEPCo. SWEPCo has no equity investment in Sabine but is Sabine's only customer. SWEPCo guarantees the debt obligations and lease obligations of Sabine. Under the terms of the note agreements, substantially all assets are pledged and all rights under the lignite mining agreement are assigned to SWEPCo. The creditors of Sabine have no recourse to any AEP entity other than SWEPCo. Under the provisions of the mining agreement, SWEPCo is required to pay, as a part of the cost of lignite delivered, an amount equal to mining costs plus a management fee. In addition, SWEPCo determines how much coal will be mined each year. Based on these facts, management concluded that SWEPCo is the primary beneficiary and is required to consolidate Sabine. SWEPCo's total billings from Sabine for the years ended December 31, 2011, 2010 and 2009 were $128 million, $133 million and $99 million, respectively. See the tables below for the classification of Sabine's assets and liabilities on SWEPCo's balance sheets.

The balances below represent the assets and liabilities of Sabine that are consolidated. These balances include intercompany transactions that are eliminated upon consolidation.

SOUTHWESTERN ELECTRIC POWER COMPANY CONSOLIDATED
VARIABLE INTEREST ENTITIES
December 31, 2011 and 2010
(in millions)
	Sabine
	2011	2010
ASSETS
Current Assets	$48	$50
Net Property, Plant and Equipment	154	139
Other Noncurrent Assets	42	34
Total Assets	$244	$223

LIABILITIES AND EQUITY
Current Liabilities	$68	$33
Noncurrent Liabilities	176	190
Equity	-	-
Total Liabilities and Equity	$244	$223

DHLC is a mining operator which sells 50% of the lignite produced to SWEPCo and 50% to CLECO. SWEPCo and CLECO share the executive board seats and voting rights equally. Each entity guarantees 50% of DHLC's debt. SWEPCo and CLECO equally approve DHLC's annual budget. The creditors of DHLC have no recourse to any AEP entity other than SWEPCo. As SWEPCo is the sole equity owner of DHLC, it receives 100% of the management fee. SWEPCo's total billings from DHLC for the years ended December 31, 2011, 2010 and 2009 were $62 million, $56 million and $43 million, respectively. SWEPCo is not required to consolidate DHLC as it is not the primary beneficiary, although SWEPCo holds a significant variable interest in DHLC. SWEPCo's equity investment in DHLC is included in Deferred Charges and Other Noncurrent Assets on SWEPCo's balance sheets.

SWEPCo's investment in DHLC was:

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to their activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$195,787	$238,367	$200,828
I&M	126,505	139,920	128,372
OPCo	279,652	332,431	299,248
PSO	84,028	102,116	86,375
SWEPCo	130,148	147,928	129,887

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	December 31,
	2011		2010
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$20,812	$20,812	$23,230	$23,230
I&M	13,741	13,741	12,980	12,980
OPCo	29,823	29,823	29,603	29,603
PSO	9,280	9,280	9,384	9,384
SWEPCo	14,699	14,699	14,465	14,465

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

15. PROPERTY, PLANT AND EQUIPMENT

Depreciation, Depletion and Amortization

We provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class as follows:

2011	Regulated									Nonregulated
				Annual								Annual
Functional	Property,			Composite						Property,		Composite
Class of	Plant and		Accumulated	Depreciation			Depreciable			Plant and	Accumulated	Depreciation			Depreciable
Property	Equipment		Depreciation	Rate Ranges			Life Ranges			Equipment	Depreciation	Rate Ranges			Life Ranges
	(in millions)						(in years)			(in millions)					(in years)
Generation	$14,804		$6,692	1.6	-	3.8%	9	-	132	$10,134	$3,904	2.6	-	3.5%	20	-	66
Transmission	9,048		2,600	1.3	-	2.7%	25	-	87	-	-	-	-	-%	-	-	-
Distribution	14,783		3,828	2.4	-	4.0%	11	-	75	-	-	-	-	-%	-	-	-
CWIP	2,913	(a)	36	NM			NM			208	1	NM			NM
Other	2,587		1,246	1.7	-	9.3%	5	-	55	1,193	392	NM			NM
Total	$44,135		$14,402							$11,535	$4,297

2010	Regulated									Nonregulated
				Annual								Annual
Functional	Property,			Composite						Property,		Composite
Class of	Plant and		Accumulated	Depreciation			Depreciable			Plant and	Accumulated	Depreciation			Depreciable
Property	Equipment		Depreciation	Rate Ranges			Life Ranges			Equipment	Depreciation	Rate Ranges			Life Ranges
	(in millions)						(in years)			(in millions)					(in years)
Generation	$14,147		$6,537	1.6	-	3.8%	9	-	132	$10,205	$3,788	2.2	-	5.1%	20	-	70
Transmission	8,576		2,481	1.4	-	3.0%	25	-	87	-	-	-	-	-%	-	-	-
Distribution	14,208		3,607	2.4	-	3.9%	11	-	75	-	-	-	-	-%	-	-	-
CWIP	2,615	(a)	47	NM			NM			143	9	NM			NM
Other	2,685		1,268	3.0	-	12.5%	5	-	55	1,161	329	NM			NM
Total	$42,231		$13,940							$11,509	$4,126

2009	Regulated						Nonregulated
	Annual						Annual
	Composite						Composite
	Depreciation			Depreciable			Depreciation			Depreciable
Functional Class of Property	Rate Ranges			Life Ranges			Rate Ranges			Life Ranges
				(in years)						(in years)
Generation	1.6	-	3.8%	9	-	132	1.9	-	3.3%	20	-	70
Transmission	1.4	-	2.7%	25	-	87	-	-	-%	-	-	-
Distribution	2.4	-	3.9%	11	-	75	-	-	-%	-	-	-
CWIP	NM			NM			NM			NM
Other	4.2	-	12.8%	5	-	55	NM			NM

(a)	Includes CWIP related to SWEPCo's Arkansas jurisdictional share of the Turk Plant.
NM	Not Meaningful

We provide for depreciation, depletion and amortization of coal-mining assets over each asset's estimated useful life or the estimated life of each mine, whichever is shorter, using the straight-line method for mining structures and equipment. We use either the straight-line method or the units-of-production method to amortize mine development costs and deplete coal rights based on estimated recoverable tonnages. We include these costs in the cost of coal charged to fuel expense.

For rate-regulated operations, the composite depreciation rate generally includes a component for non-asset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability. For nonregulated operations, non-ARO removal costs are expensed as incurred.

Asset Retirement Obligations (ARO)

We record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for our legal obligations for asbestos removal and for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant, wind farms and certain coal mining facilities, as well as for nuclear decommissioning of our Cook Plant. We have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which we have assets. Generally, such easements are perpetual and require only the retirement and removal of our assets upon the cessation of the property's use. We do not estimate the retirement for such easements because we plan to use our facilities indefinitely. The retirement obligation would only be recognized if and when we abandon or cease the use of specific easements, which is not expected.

The following is a reconciliation of the 2011 and 2010 aggregate carrying amounts of ARO:

Carrying
Amount
of ARO
(in millions)
ARO at December 31, 2009	$1,259
DHLC Deconsolidation (a)	(12)
Accretion Expense	75
Liabilities Incurred	32
Liabilities Settled	(20)
Revisions in Cash Flow Estimates	64
ARO at December 31, 2010 (b)	1,398
Accretion Expense	82
Liabilities Incurred	7
Liabilities Settled	(26)
Revisions in Cash Flow Estimates	13
ARO at December 31, 2011 (c)	$1,474

(a)       We deconsolidated DHLC effective January 1, 2010 in accordance with the accounting guidance for "Consolidations." As a result, we record only 50% of the final reclamation based on our share of the obligation instead of the previous 100%.

(b)       The current portion of our ARO, totaling $4 million, is included in Other Current Liabilities on our 2010 balance sheet.

(c)       The current portion of our ARO, totaling $2 million, is included in Other Current Liabilities on our 2011 balance sheet.

As of December 31, 2011 and 2010, our ARO liability was $1.5 billion and $1.4 billion, respectively, and included $979 million and $930 million, respectively, for nuclear decommissioning of the Cook Plant. As of December 31, 2011 and 2010, the fair value of assets that are legally restricted for purposes of settling the nuclear decommissioning liabilities totaled $1.3 billion and $1.2 billion, respectively, and are recorded in Spent Nuclear Fuel and Decommissioning Trusts on our balance sheets.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

Our amounts of allowance for borrowed, including interest capitalized, and equity funds used during construction is summarized in the following table:

	Years Ended December 31,
	2011	2010	2009
	(in millions)
Allowance for Equity Funds Used During Construction	$98	$77	$82
Allowance for Borrowed Funds Used During Construction	63	53	67

Jointly-owned Electric Facilities

We have electric facilities that are jointly-owned with nonaffiliated companies. Using our own financing, we are obligated to pay a share of the costs of these jointly-owned facilities in the same proportion as our ownership interest. Our proportionate share of the operating costs associated with such facilities is included in our statements of income and the investments and accumulated depreciation are reflected in our balance sheets under Property, Plant and Equipment as follows:

			Company’s Share at December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
	Type	Ownership	in Service	Progress	Depreciation
			(in millions)
W.C. Beckjord Generating Station (Unit No. 6) (a)	Coal	12.5%	$19	$-	$8
Conesville Generating Station (Unit No. 4) (b)	Coal	43.5%	310	12	54
J.M. Stuart Generating Station (c)	Coal	26.0%	529	13	172
Wm. H. Zimmer Generating Station (a)	Coal	25.4%	771	20	377
Dolet Hills Generating Station (Unit No. 1) (f)	Lignite	40.2%	264	-	193
Flint Creek Generating Station (Unit No. 1) (g)	Coal	50.0%	118	6	63
Pirkey Generating Station (Unit No. 1) (g)	Lignite	85.9%	513	1	362
Oklaunion Generating Station (Unit No. 1) (e)	Coal	70.3%	401	2	208
Turk Generating Plant (h)	Coal	73.33%	-	1,326	-
Transmission	NA	(d)	63	6	50

			Company’s Share at December 31, 2010
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
	Type	Ownership	in Service	Progress	Depreciation
			(in millions)
W.C. Beckjord Generating Station (Unit No. 6) (a)	Coal	12.5%	$19	$-	$8
Conesville Generating Station (Unit No. 4) (b)	Coal	43.5%	301	8	49
J.M. Stuart Generating Station (c)	Coal	26.0%	507	23	163
Wm. H. Zimmer Generating Station (a)	Coal	25.4%	771	10	366
Dolet Hills Generating Station (Unit No. 1) (f)	Lignite	40.2%	258	5	192
Flint Creek Generating Station (Unit No. 1) (g)	Coal	50.0%	116	7	62
Pirkey Generating Station (Unit No. 1) (g)	Lignite	85.9%	503	10	358
Oklaunion Generating Station (Unit No. 1) (e)	Coal	70.3%	395	4	201
Turk Generating Plant (h)	Coal	73.33%	-	971	-
Transmission	NA	(d)	63	3	48

(a)       Operated by Duke Energy Corporation, a nonaffiliated company.

(b)        Operated by OPCo.

(c)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(d)       Varying percentages of ownership.

(e)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(f)       Operated by CLECO, a nonaffiliated company.

(g)       Operated by SWEPCo.

(h)       Turk Generating Plant is currently under construction with a projected commercial operation date in the fourth quarter of 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2011, construction costs totaling $374 million have been billed to the other owners.

NA       Not Applicable

Appalachian Power Co [Member]
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

15. PROPERTY, PLANT AND EQUIPMENT

Depreciation, Depletion and Amortization

The Registrant Subsidiaries provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class. The following table provides the annual composite depreciation rates by functional class generally used by the Registrant Subsidiaries:

APCo

2011	Regulated				Nonregulated
			Annual				Annual
Functional	Property,		Composite		Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)	(in thousands)			(in years)
Generation	$5,194,967	$1,783,154	2.6%	40-121	$-	$-	-	-
Transmission	1,943,969	457,235	1.6%	25-87	-	-	-	-
Distribution	2,845,405	595,122	3.2%	11-52	-	-	-	-
CWIP	565,841	(9,918)	NM	NM	-	-	-	-
Other	323,630	155,688	6.6%	24-55	33,696	12,735	NM	NM
Total	$10,873,812	$2,981,281			$33,696	$12,735

2010	Regulated				Nonregulated
			Annual				Annual
Functional	Property,		Composite		Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)	(in thousands)			(in years)
Generation	$4,736,150	$1,701,839	2.4%	40-121	$-	$-	-	-
Transmission	1,852,415	445,671	1.6%	25-87	-	-	-	-
Distribution	2,740,752	562,139	3.2%	11-52	-	-	-	-
CWIP	562,280	(18,470)	NM	NM	-	-	-	-
Other	314,301	139,167	7.8%	24-55	33,712	12,741	NM	NM
Total	$10,205,898	$2,830,346			$33,712	$12,741

2009	Regulated		Nonregulated
	Annual Composite		Annual Composite
	Depreciation	Depreciable	Depreciation	Depreciable
Functional Class of Property	Rate	Life Ranges	Rate	Life Ranges
		(in years)		(in years)
Generation	2.3%	40-121	-	-
Transmission	1.6%	25-87	-	-
Distribution	3.2%	11-52	-	-
CWIP	NM	NM	-	-
Other	8.9%	24-55	NM	NM

NM Not Meaningful

For cost-based rate-regulated operations, the composite depreciation rate generally includes a component for nonasset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability.

Asset Retirement Obligations (ARO)

The Registrant Subsidiaries record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant and coal mining facilities as well as asbestos removal.

The Registrant Subsidiaries have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned. Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property's use. The retirement obligation is not estimable for such easements since the Registrant Subsidiaries plan to use their facilities indefinitely. The retirement obligation would only be recognized if and when the Registrant Subsidiaries abandon or cease the use of specific easements, which is not expected.

The following is a reconciliation of the 2011 and 2010 aggregate carrying amounts of ARO by Registrant Subsidiary:

	ARO at					Revisions in	ARO at
	December 31,		Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2010		Expense	Incurred	Settled	Estimates	2011

	(in thousands)
APCo (a)(d)	$141,924		$9,534	$3	$(3,600)	$(35,094)	$112,767
I&M (a)(b)(d)	963,029		51,308	-	(1,370)	155	1,013,122
OPCo (a)(d)	189,271		13,499	165	(4,872)	43,765	241,828
PSO (a)(d)	21,557		1,708	-	(414)	(3,228)	19,623
SWEPCo (a)(c)(d)(e)	59,382		4,114	7,063	(14,947)	11,571	67,183

	ARO at					Revisions in	ARO at
	December 31,		Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2009		Expense	Incurred	Settled	Estimates	2010

	(in thousands)
APCo (a)(d)	$125,289		$8,541	$5,341	$(4,064)	$6,817	$141,924
I&M (a)(b)(d)	894,746		47,844	7,216	(1,694)	14,917	963,029
OPCo (a)(d)	134,743		11,434	5,031	(4,208)	42,271	189,271
PSO (a)(d)	15,652		1,332	4,746	(173)	-	21,557
SWEPCo (a)(c)(d)(e)	51,684	(f)	4,290	9,056	(7,709)	2,061	59,382

(a)	Includes ARO related to ash disposal facilities.
(b)	Includes ARO related to nuclear decommissioning costs for the Cook Plant ($979 million and $930 million at
December 31, 2011 and 2010, respectively).
(c)	Includes ARO related to Sabine and DHLC.
(d)	Includes ARO related to asbestos removal.
(e)	The current portion of SWEPCo’s ARO, totaling $1.5 million and $2.6 million, at December 31, 2011 and
2010 respectively, is included in Other Current Liabilities on SWEPCo’s balance sheets.
(f)	SWEPCo deconsolidated DHLC effective January 1, 2010 in accordance with the accounting guidance for
"Consolidations." As a result, SWEPCo recorded only 50% ($12 million) of the final reclamation based on its share of the obligation instead of the previous 100%.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

The Registrant Subsidiaries' amounts of allowance for equity funds used during construction are summarized in the following table:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9,212	$2,967	$7,000
I&M	15,395	15,678	12,013
OPCo	5,549	5,949	6,094
PSO	1,317	804	1,787
SWEPCo	48,731	45,646	46,737

The Registrant Subsidiaries' amounts of allowance for borrowed funds used during construction, including capitalized interest, are summarized in the following table:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$6,257	$2,251	$6,014
I&M	7,838	8,500	8,348
OPCo	2,350	3,786	16,506
PSO	822	572	1,142
SWEPCo	40,904	33,668	29,546

Jointly-owned Electric Facilities

APCo, I&M, OPCo, PSO and SWEPCo have electric facilities that are jointly-owned with affiliated and nonaffiliated companies. Using its own financing, each participating company is obligated to pay its share of the costs of any such jointly-owned facilities in the same proportion as its ownership interest. Each Registrant Subsidiary's proportionate share of the operating costs associated with such facilities is included in its statements of income and the investments and accumulated depreciation are reflected in its balance sheets under Property, Plant and Equipment as follows:

			Company’s Share at December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$554,555	$16,987	$93,404

I&M
Rockport Generating Plant (Unit No. 1) (e)	Coal	50.0%	$759,033	$19,357	$443,857

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,510	$15,344	$188,820
W.C. Beckjord Generating Station	Coal	12.5%	19,131	108	8,476
(Unit No. 6) (b)
Conesville Generating Station (Unit No. 4) (c)	Coal	43.5%	309,771	11,633	53,980
J.M. Stuart Generating Station (d)	Coal	26.0%	528,271	13,292	171,830
Wm. H. Zimmer Generating Station (b)	Coal	25.4%	771,158	19,949	376,585
Transmission	NA	(f)	63,115	5,805	49,487
Total			$2,679,956	$66,131	$849,178

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$92,805	$446	$56,539

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$264,487	$465	$193,565
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	118,163	6,532	62,988
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	512,557	674	361,667
Turk Generating Plant (j)	Coal	73.33%	-	1,326,013	-
Total			$895,207	$1,333,684	$618,220

			Company’s Share at December 31, 2010
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$472,244	$5,638	$77,786

I&M
Rockport Generating Plant (Unit No. 1) (e)	Coal	50.0%	$742,538	$25,304	$437,371

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,870	$6,354	$168,933
W.C. Beckjord Generating Station	Coal	12.5%	19,079	248	8,003
(Unit No. 6) (b)
Conesville Generating Station (Unit No. 4) (c)	Coal	43.5%	300,618	8,259	49,121
J.M. Stuart Generating Station (d)	Coal	26.0%	506,756	22,435	162,869
Wm. H. Zimmer Generating Station (b)	Coal	25.4%	771,236	9,636	365,989
Transmission	NA	(f)	62,952	3,008	47,957
Total			$2,649,511	$49,940	$802,872

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$91,275	$1,124	$56,160

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$258,261	$4,648	$191,486
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	115,742	6,725	61,750
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	502,520	10,317	358,241
Turk Generating Plant (j)	Coal	73.33%	-	971,131	-
Total			$876,523	$992,821	$611,477

(a)       Operated by APCo.

(b)       Operated by Duke Energy Corporation, a nonaffiliated company.

(c)       Operated by OPCo.

(d)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(e)       Operated by I&M.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO Corporation, a nonaffiliated company.

(i)       Operated by SWEPCo.

(j)       Turk Generating Plant is currently under construction with a projected commercial operation date in the fourth quarter of 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2011, construction costs totaling $374 million have been billed to the other owners.

NA       Not Applicable

Indiana Michigan Power Co [Member]
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

15. PROPERTY, PLANT AND EQUIPMENT

Depreciation, Depletion and Amortization

The Registrant Subsidiaries provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class. The following table provides the annual composite depreciation rates by functional class generally used by the Registrant Subsidiaries:

I&M

2011	Regulated				Nonregulated
			Annual				Annual
Functional	Property,		Composite		Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)	(in thousands)			(in years)
Generation	$3,932,472	$2,078,651	1.6%	59-132	$-	$-	-	-
Transmission	1,224,786	414,941	1.4%	46-75	-	-	-	-
Distribution	1,481,608	374,137	2.4%	14-70	-	-	-	-
CWIP	236,096	60,665	NM	NM	-	-	-	-
Other	559,698	143,312	7.4%	NM	149,860	108,214	NM	NM
Total	$7,434,660	$3,071,706			$149,860	$108,214

2010	Regulated				Nonregulated
			Annual				Annual
Functional	Property,		Composite		Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)	(in thousands)			(in years)
Generation	$3,774,262	$2,085,746	1.6%	59-132	$-	$-	-	-
Transmission	1,188,665	408,832	1.4%	46-75	-	-	-	-
Distribution	1,411,095	361,259	2.5%	14-70	-	-	-	-
CWIP	301,534	33,046	NM	NM	-	-	-	-
Other	572,328	129,703	11.7%	NM	147,380	106,412	NM	NM
Total	$7,247,884	$3,018,586			$147,380	$106,412

2009	Regulated		Nonregulated
	Annual Composite		Annual Composite
	Depreciation	Depreciable	Depreciation	Depreciable
Functional Class of Property	Rate	Life Ranges	Rate	Life Ranges
		(in years)		(in years)
Generation	1.6%	59-132	-	-
Transmission	1.4%	46-75	-	-
Distribution	2.4%	14-70	-	-
CWIP	NM	NM	-	-
Other	12.8%	NM	NM	NM

NM Not Meaningful

For cost-based rate-regulated operations, the composite depreciation rate generally includes a component for nonasset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability.

Asset Retirement Obligations (ARO)

The Registrant Subsidiaries record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant and coal mining facilities as well as asbestos removal. I&M records ARO for the decommissioning of the Cook Plant. The Registrant Subsidiaries have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned. Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property's use. The retirement obligation is not estimable for such easements since the Registrant Subsidiaries plan to use their facilities indefinitely. The retirement obligation would only be recognized if and when the Registrant Subsidiaries abandon or cease the use of specific easements, which is not expected.

As of December 31, 2011 and 2010, I&M's ARO liability for nuclear decommissioning of the Cook Plant was $979 million and $930 million, respectively. These liabilities are reflected in Asset Retirement Obligations on I&M's balance sheets. As of December 31, 2011 and 2010, the fair value of I&M's assets that are legally restricted for purposes of settling decommissioning liabilities totaled $1.3 billion and $1.2 billion, respectively. These assets are included in Spent Nuclear Fuel and Decommissioning Trusts on I&M's balance sheets.

The following is a reconciliation of the 2011 and 2010 aggregate carrying amounts of ARO by Registrant Subsidiary:

	ARO at					Revisions in	ARO at
	December 31,		Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2010		Expense	Incurred	Settled	Estimates	2011

	(in thousands)
APCo (a)(d)	$141,924		$9,534	$3	$(3,600)	$(35,094)	$112,767
I&M (a)(b)(d)	963,029		51,308	-	(1,370)	155	1,013,122
OPCo (a)(d)	189,271		13,499	165	(4,872)	43,765	241,828
PSO (a)(d)	21,557		1,708	-	(414)	(3,228)	19,623
SWEPCo (a)(c)(d)(e)	59,382		4,114	7,063	(14,947)	11,571	67,183

	ARO at					Revisions in	ARO at
	December 31,		Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2009		Expense	Incurred	Settled	Estimates	2010

	(in thousands)
APCo (a)(d)	$125,289		$8,541	$5,341	$(4,064)	$6,817	$141,924
I&M (a)(b)(d)	894,746		47,844	7,216	(1,694)	14,917	963,029
OPCo (a)(d)	134,743		11,434	5,031	(4,208)	42,271	189,271
PSO (a)(d)	15,652		1,332	4,746	(173)	-	21,557
SWEPCo (a)(c)(d)(e)	51,684	(f)	4,290	9,056	(7,709)	2,061	59,382

(a)	Includes ARO related to ash disposal facilities.
(b)	Includes ARO related to nuclear decommissioning costs for the Cook Plant ($979 million and $930 million at
December 31, 2011 and 2010, respectively).
(c)	Includes ARO related to Sabine and DHLC.
(d)	Includes ARO related to asbestos removal.
(e)	The current portion of SWEPCo’s ARO, totaling $1.5 million and $2.6 million, at December 31, 2011 and
2010 respectively, is included in Other Current Liabilities on SWEPCo’s balance sheets.
(f)	SWEPCo deconsolidated DHLC effective January 1, 2010 in accordance with the accounting guidance for
"Consolidations." As a result, SWEPCo recorded only 50% ($12 million) of the final reclamation based on its share of the obligation instead of the previous 100%.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

The Registrant Subsidiaries' amounts of allowance for equity funds used during construction are summarized in the following table:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9,212	$2,967	$7,000
I&M	15,395	15,678	12,013
OPCo	5,549	5,949	6,094
PSO	1,317	804	1,787
SWEPCo	48,731	45,646	46,737

The Registrant Subsidiaries' amounts of allowance for borrowed funds used during construction, including capitalized interest, are summarized in the following table:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$6,257	$2,251	$6,014
I&M	7,838	8,500	8,348
OPCo	2,350	3,786	16,506
PSO	822	572	1,142
SWEPCo	40,904	33,668	29,546

Jointly-owned Electric Facilities

APCo, I&M, OPCo, PSO and SWEPCo have electric facilities that are jointly-owned with affiliated and nonaffiliated companies. Using its own financing, each participating company is obligated to pay its share of the costs of any such jointly-owned facilities in the same proportion as its ownership interest. Each Registrant Subsidiary's proportionate share of the operating costs associated with such facilities is included in its statements of income and the investments and accumulated depreciation are reflected in its balance sheets under Property, Plant and Equipment as follows:

			Company’s Share at December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$554,555	$16,987	$93,404

I&M
Rockport Generating Plant (Unit No. 1) (e)	Coal	50.0%	$759,033	$19,357	$443,857

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,510	$15,344	$188,820
W.C. Beckjord Generating Station	Coal	12.5%	19,131	108	8,476
(Unit No. 6) (b)
Conesville Generating Station (Unit No. 4) (c)	Coal	43.5%	309,771	11,633	53,980
J.M. Stuart Generating Station (d)	Coal	26.0%	528,271	13,292	171,830
Wm. H. Zimmer Generating Station (b)	Coal	25.4%	771,158	19,949	376,585
Transmission	NA	(f)	63,115	5,805	49,487
Total			$2,679,956	$66,131	$849,178

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$92,805	$446	$56,539

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$264,487	$465	$193,565
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	118,163	6,532	62,988
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	512,557	674	361,667
Turk Generating Plant (j)	Coal	73.33%	-	1,326,013	-
Total			$895,207	$1,333,684	$618,220

			Company’s Share at December 31, 2010
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$472,244	$5,638	$77,786

I&M
Rockport Generating Plant (Unit No. 1) (e)	Coal	50.0%	$742,538	$25,304	$437,371

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,870	$6,354	$168,933
W.C. Beckjord Generating Station	Coal	12.5%	19,079	248	8,003
(Unit No. 6) (b)
Conesville Generating Station (Unit No. 4) (c)	Coal	43.5%	300,618	8,259	49,121
J.M. Stuart Generating Station (d)	Coal	26.0%	506,756	22,435	162,869
Wm. H. Zimmer Generating Station (b)	Coal	25.4%	771,236	9,636	365,989
Transmission	NA	(f)	62,952	3,008	47,957
Total			$2,649,511	$49,940	$802,872

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$91,275	$1,124	$56,160

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$258,261	$4,648	$191,486
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	115,742	6,725	61,750
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	502,520	10,317	358,241
Turk Generating Plant (j)	Coal	73.33%	-	971,131	-
Total			$876,523	$992,821	$611,477

(a)       Operated by APCo.

(b)       Operated by Duke Energy Corporation, a nonaffiliated company.

(c)       Operated by OPCo.

(d)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(e)       Operated by I&M.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO Corporation, a nonaffiliated company.

(i)       Operated by SWEPCo.

(j)       Turk Generating Plant is currently under construction with a projected commercial operation date in the fourth quarter of 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2011, construction costs totaling $374 million have been billed to the other owners.

NA       Not Applicable

Ohio Power Co [Member]
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

15. PROPERTY, PLANT AND EQUIPMENT

Depreciation, Depletion and Amortization

The Registrant Subsidiaries provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class. The following table provides the annual composite depreciation rates by functional class generally used by the Registrant Subsidiaries:

OPCo

2011	Regulated				Nonregulated
			Annual				Annual
Functional	Property,		Composite		Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)	(in thousands)			(in years)
Generation	$-	$-	-	-	$9,502,614	$3,596,589	3.2%	35-66
Transmission	1,948,329	763,664	2.3%	27-70	-	-	-	-
Distribution	3,545,574	1,146,202	3.7%	12-56	-	-	-	-
CWIP	183,096	(3,371)	NM	NM	171,369	1,152	NM	NM
Other	407,044	222,368	8.7%	NM	139,598	15,957	NM	NM
Total	$6,084,043	$2,128,863			$9,813,581	$3,613,698

2010	Regulated				Nonregulated
			Annual				Annual
Functional	Property,		Composite		Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)	(in thousands)			(in years)
Generation	$-	$-	-	-	$9,576,404	$3,494,690	3.3%	35-70
Transmission	1,896,989	733,191	2.3%	27-70	-	-	-	-
Distribution	3,422,413	1,066,797	3.7%	12-56	-	-	-	-
CWIP	193,377	(1,540)	NM	NM	132,526	9,151	NM	NM
Other	420,514	217,286	9.2%	NM	142,333	14,314	NM	NM
Total	$5,933,293	$2,015,734			$9,851,263	$3,518,155

2009	Regulated		Nonregulated
	Annual Composite		Annual Composite
	Depreciation	Depreciable	Depreciation	Depreciable
Functional Class of Property	Rate	Life Ranges	Rate	Life Ranges
		(in years)		(in years)
Generation	-	-	3.0%	35-70
Transmission	2.3%	27-70	-	-
Distribution	3.6%	12-56	-	-
CWIP	NM	NM	NM	NM
Other	10.9%	NM	NM	NM

NM Not Meaningful

For cost-based rate-regulated operations, the composite depreciation rate generally includes a component for nonasset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability. For nonregulated operations, non-ARO removal costs are expensed as incurred.

Asset Retirement Obligations (ARO)

The Registrant Subsidiaries record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant and coal mining facilities as well as asbestos removal.

The Registrant Subsidiaries have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned. Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property's use. The retirement obligation is not estimable for such easements since the Registrant Subsidiaries plan to use their facilities indefinitely. The retirement obligation would only be recognized if and when the Registrant Subsidiaries abandon or cease the use of specific easements, which is not expected.

The following is a reconciliation of the 2011 and 2010 aggregate carrying amounts of ARO by Registrant Subsidiary:

	ARO at					Revisions in	ARO at
	December 31,		Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2010		Expense	Incurred	Settled	Estimates	2011

	(in thousands)
APCo (a)(d)	$141,924		$9,534	$3	$(3,600)	$(35,094)	$112,767
I&M (a)(b)(d)	963,029		51,308	-	(1,370)	155	1,013,122
OPCo (a)(d)	189,271		13,499	165	(4,872)	43,765	241,828
PSO (a)(d)	21,557		1,708	-	(414)	(3,228)	19,623
SWEPCo (a)(c)(d)(e)	59,382		4,114	7,063	(14,947)	11,571	67,183

	ARO at					Revisions in	ARO at
	December 31,		Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2009		Expense	Incurred	Settled	Estimates	2010

	(in thousands)
APCo (a)(d)	$125,289		$8,541	$5,341	$(4,064)	$6,817	$141,924
I&M (a)(b)(d)	894,746		47,844	7,216	(1,694)	14,917	963,029
OPCo (a)(d)	134,743		11,434	5,031	(4,208)	42,271	189,271
PSO (a)(d)	15,652		1,332	4,746	(173)	-	21,557
SWEPCo (a)(c)(d)(e)	51,684	(f)	4,290	9,056	(7,709)	2,061	59,382

(a)	Includes ARO related to ash disposal facilities.
(b)	Includes ARO related to nuclear decommissioning costs for the Cook Plant ($979 million and $930 million at
December 31, 2011 and 2010, respectively).
(c)	Includes ARO related to Sabine and DHLC.
(d)	Includes ARO related to asbestos removal.
(e)	The current portion of SWEPCo’s ARO, totaling $1.5 million and $2.6 million, at December 31, 2011 and
2010 respectively, is included in Other Current Liabilities on SWEPCo’s balance sheets.
(f)	SWEPCo deconsolidated DHLC effective January 1, 2010 in accordance with the accounting guidance for
"Consolidations." As a result, SWEPCo recorded only 50% ($12 million) of the final reclamation based on its share of the obligation instead of the previous 100%.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

The Registrant Subsidiaries' amounts of allowance for equity funds used during construction are summarized in the following table:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9,212	$2,967	$7,000
I&M	15,395	15,678	12,013
OPCo	5,549	5,949	6,094
PSO	1,317	804	1,787
SWEPCo	48,731	45,646	46,737

The Registrant Subsidiaries' amounts of allowance for borrowed funds used during construction, including capitalized interest, are summarized in the following table:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$6,257	$2,251	$6,014
I&M	7,838	8,500	8,348
OPCo	2,350	3,786	16,506
PSO	822	572	1,142
SWEPCo	40,904	33,668	29,546

Jointly-owned Electric Facilities

APCo, I&M, OPCo, PSO and SWEPCo have electric facilities that are jointly-owned with affiliated and nonaffiliated companies. Using its own financing, each participating company is obligated to pay its share of the costs of any such jointly-owned facilities in the same proportion as its ownership interest. Each Registrant Subsidiary's proportionate share of the operating costs associated with such facilities is included in its statements of income and the investments and accumulated depreciation are reflected in its balance sheets under Property, Plant and Equipment as follows:

			Company’s Share at December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$554,555	$16,987	$93,404

I&M
Rockport Generating Plant (Unit No. 1) (e)	Coal	50.0%	$759,033	$19,357	$443,857

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,510	$15,344	$188,820
W.C. Beckjord Generating Station	Coal	12.5%	19,131	108	8,476
(Unit No. 6) (b)
Conesville Generating Station (Unit No. 4) (c)	Coal	43.5%	309,771	11,633	53,980
J.M. Stuart Generating Station (d)	Coal	26.0%	528,271	13,292	171,830
Wm. H. Zimmer Generating Station (b)	Coal	25.4%	771,158	19,949	376,585
Transmission	NA	(f)	63,115	5,805	49,487
Total			$2,679,956	$66,131	$849,178

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$92,805	$446	$56,539

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$264,487	$465	$193,565
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	118,163	6,532	62,988
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	512,557	674	361,667
Turk Generating Plant (j)	Coal	73.33%	-	1,326,013	-
Total			$895,207	$1,333,684	$618,220

			Company’s Share at December 31, 2010
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$472,244	$5,638	$77,786

I&M
Rockport Generating Plant (Unit No. 1) (e)	Coal	50.0%	$742,538	$25,304	$437,371

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,870	$6,354	$168,933
W.C. Beckjord Generating Station	Coal	12.5%	19,079	248	8,003
(Unit No. 6) (b)
Conesville Generating Station (Unit No. 4) (c)	Coal	43.5%	300,618	8,259	49,121
J.M. Stuart Generating Station (d)	Coal	26.0%	506,756	22,435	162,869
Wm. H. Zimmer Generating Station (b)	Coal	25.4%	771,236	9,636	365,989
Transmission	NA	(f)	62,952	3,008	47,957
Total			$2,649,511	$49,940	$802,872

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$91,275	$1,124	$56,160

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$258,261	$4,648	$191,486
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	115,742	6,725	61,750
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	502,520	10,317	358,241
Turk Generating Plant (j)	Coal	73.33%	-	971,131	-
Total			$876,523	$992,821	$611,477

(a)       Operated by APCo.

(b)       Operated by Duke Energy Corporation, a nonaffiliated company.

(c)       Operated by OPCo.

(d)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(e)       Operated by I&M.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO Corporation, a nonaffiliated company.

(i)       Operated by SWEPCo.

(j)       Turk Generating Plant is currently under construction with a projected commercial operation date in the fourth quarter of 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2011, construction costs totaling $374 million have been billed to the other owners.

NA       Not Applicable

Public Service Co Of Oklahoma [Member]
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

15. PROPERTY, PLANT AND EQUIPMENT

Depreciation, Depletion and Amortization

The Registrant Subsidiaries provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class. The following table provides the annual composite depreciation rates by functional class generally used by the Registrant Subsidiaries:

PSO

2011	Regulated				Nonregulated
			Annual				Annual
Functional	Property,		Composite		Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)	(in thousands)			(in years)
Generation	$1,317,948	$652,526	1.8%	9-70	$-	$-	-	-
Transmission	692,644	167,827	1.9%	40-75	-	-	-	-
Distribution	1,762,110	329,041	2.4%	30-65	-	-	-	-
CWIP	70,371	(5,413)	NM	NM	-	-	-	-
Other	209,467	122,838	8.3%	5-35	5,159	(3)	NM	NM
Total	$4,052,540	$1,266,819			$5,159	$(3)

2010	Regulated				Nonregulated
			Annual				Annual
Functional	Property,		Composite		Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)	(in thousands)			(in years)
Generation	$1,330,368	$648,205	1.8%	9-70	$-	$-	-	-
Transmission	663,994	161,835	1.9%	40-75	-	-	-	-
Distribution	1,686,470	311,005	2.4%	27-65	-	-	-	-
CWIP	59,091	(1,958)	NM	NM	-	-	-	-
Other	230,286	135,977	8.3%	5-35	5,120	-	NM	NM
Total	$3,970,209	$1,255,064			$5,120	$-

2009	Regulated		Nonregulated
	Annual Composite		Annual Composite
	Depreciation	Depreciable	Depreciation	Depreciable
Functional Class of Property	Rate	Life Ranges	Rate	Life Ranges
		(in years)		(in years)
Generation	1.8%	9-70	-	-
Transmission	2.0%	40-75	-	-
Distribution	2.4%	27-65	-	-
CWIP	NM	NM	-	-
Other	8.3%	5-35	NM	NM

NM Not Meaningful

For cost-based rate-regulated operations, the composite depreciation rate generally includes a component for nonasset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability.

Asset Retirement Obligations (ARO)

The Registrant Subsidiaries record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant and coal mining facilities as well as asbestos removal.

The Registrant Subsidiaries have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned. Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property's use. The retirement obligation is not estimable for such easements since the Registrant Subsidiaries plan to use their facilities indefinitely. The retirement obligation would only be recognized if and when the Registrant Subsidiaries abandon or cease the use of specific easements, which is not expected.

The following is a reconciliation of the 2011 and 2010 aggregate carrying amounts of ARO by Registrant Subsidiary:

	ARO at					Revisions in	ARO at
	December 31,		Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2010		Expense	Incurred	Settled	Estimates	2011

	(in thousands)
APCo (a)(d)	$141,924		$9,534	$3	$(3,600)	$(35,094)	$112,767
I&M (a)(b)(d)	963,029		51,308	-	(1,370)	155	1,013,122
OPCo (a)(d)	189,271		13,499	165	(4,872)	43,765	241,828
PSO (a)(d)	21,557		1,708	-	(414)	(3,228)	19,623
SWEPCo (a)(c)(d)(e)	59,382		4,114	7,063	(14,947)	11,571	67,183

	ARO at					Revisions in	ARO at
	December 31,		Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2009		Expense	Incurred	Settled	Estimates	2010

	(in thousands)
APCo (a)(d)	$125,289		$8,541	$5,341	$(4,064)	$6,817	$141,924
I&M (a)(b)(d)	894,746		47,844	7,216	(1,694)	14,917	963,029
OPCo (a)(d)	134,743		11,434	5,031	(4,208)	42,271	189,271
PSO (a)(d)	15,652		1,332	4,746	(173)	-	21,557
SWEPCo (a)(c)(d)(e)	51,684	(f)	4,290	9,056	(7,709)	2,061	59,382

(a)	Includes ARO related to ash disposal facilities.
(b)	Includes ARO related to nuclear decommissioning costs for the Cook Plant ($979 million and $930 million at
December 31, 2011 and 2010, respectively).
(c)	Includes ARO related to Sabine and DHLC.
(d)	Includes ARO related to asbestos removal.
(e)	The current portion of SWEPCo’s ARO, totaling $1.5 million and $2.6 million, at December 31, 2011 and
2010 respectively, is included in Other Current Liabilities on SWEPCo’s balance sheets.
(f)	SWEPCo deconsolidated DHLC effective January 1, 2010 in accordance with the accounting guidance for
"Consolidations." As a result, SWEPCo recorded only 50% ($12 million) of the final reclamation based on its share of the obligation instead of the previous 100%.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

The Registrant Subsidiaries' amounts of allowance for equity funds used during construction are summarized in the following table:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9,212	$2,967	$7,000
I&M	15,395	15,678	12,013
OPCo	5,549	5,949	6,094
PSO	1,317	804	1,787
SWEPCo	48,731	45,646	46,737

The Registrant Subsidiaries' amounts of allowance for borrowed funds used during construction, including capitalized interest, are summarized in the following table:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$6,257	$2,251	$6,014
I&M	7,838	8,500	8,348
OPCo	2,350	3,786	16,506
PSO	822	572	1,142
SWEPCo	40,904	33,668	29,546

Jointly-owned Electric Facilities

APCo, I&M, OPCo, PSO and SWEPCo have electric facilities that are jointly-owned with affiliated and nonaffiliated companies. Using its own financing, each participating company is obligated to pay its share of the costs of any such jointly-owned facilities in the same proportion as its ownership interest. Each Registrant Subsidiary's proportionate share of the operating costs associated with such facilities is included in its statements of income and the investments and accumulated depreciation are reflected in its balance sheets under Property, Plant and Equipment as follows:

			Company’s Share at December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$554,555	$16,987	$93,404

I&M
Rockport Generating Plant (Unit No. 1) (e)	Coal	50.0%	$759,033	$19,357	$443,857

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,510	$15,344	$188,820
W.C. Beckjord Generating Station	Coal	12.5%	19,131	108	8,476
(Unit No. 6) (b)
Conesville Generating Station (Unit No. 4) (c)	Coal	43.5%	309,771	11,633	53,980
J.M. Stuart Generating Station (d)	Coal	26.0%	528,271	13,292	171,830
Wm. H. Zimmer Generating Station (b)	Coal	25.4%	771,158	19,949	376,585
Transmission	NA	(f)	63,115	5,805	49,487
Total			$2,679,956	$66,131	$849,178

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$92,805	$446	$56,539

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$264,487	$465	$193,565
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	118,163	6,532	62,988
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	512,557	674	361,667
Turk Generating Plant (j)	Coal	73.33%	-	1,326,013	-
Total			$895,207	$1,333,684	$618,220

			Company’s Share at December 31, 2010
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$472,244	$5,638	$77,786

I&M
Rockport Generating Plant (Unit No. 1) (e)	Coal	50.0%	$742,538	$25,304	$437,371

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,870	$6,354	$168,933
W.C. Beckjord Generating Station	Coal	12.5%	19,079	248	8,003
(Unit No. 6) (b)
Conesville Generating Station (Unit No. 4) (c)	Coal	43.5%	300,618	8,259	49,121
J.M. Stuart Generating Station (d)	Coal	26.0%	506,756	22,435	162,869
Wm. H. Zimmer Generating Station (b)	Coal	25.4%	771,236	9,636	365,989
Transmission	NA	(f)	62,952	3,008	47,957
Total			$2,649,511	$49,940	$802,872

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$91,275	$1,124	$56,160

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$258,261	$4,648	$191,486
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	115,742	6,725	61,750
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	502,520	10,317	358,241
Turk Generating Plant (j)	Coal	73.33%	-	971,131	-
Total			$876,523	$992,821	$611,477

(a)       Operated by APCo.

(b)       Operated by Duke Energy Corporation, a nonaffiliated company.

(c)       Operated by OPCo.

(d)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(e)       Operated by I&M.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO Corporation, a nonaffiliated company.

(i)       Operated by SWEPCo.

(j)       Turk Generating Plant is currently under construction with a projected commercial operation date in the fourth quarter of 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2011, construction costs totaling $374 million have been billed to the other owners.

NA       Not Applicable

Southwestern Electric Power Co [Member]
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

15. PROPERTY, PLANT AND EQUIPMENT

Depreciation, Depletion and Amortization

The Registrant Subsidiaries provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class. The following table provides the annual composite depreciation rates by functional class generally used by the Registrant Subsidiaries:

SWEPCo

2011	Regulated				Nonregulated
			Annual				Annual
Functional	Property,		Composite		Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)	(in thousands)			(in years)
Generation	$2,326,102	$1,060,825	2.1%	35-68	$-	$-	-	-
Transmission	988,534	285,785	2.3%	50-70	-	-	-	-
Distribution	1,675,764	535,565	2.6%	25-65	-	-	-	-
CWIP	1,419,216	(a) (3,527)	NM	NM	24,353	-	NM	NM
Other	400,492	229,695	6.9%	7-47	236,527	103,569	NM	NM
Total	$6,810,108	$2,108,343			$260,880	$103,569

2010	Regulated				Nonregulated
			Annual				Annual
Functional	Property,		Composite		Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)	(in thousands)			(in years)
Generation	$2,297,463	$1,026,467	1.9%	35-68	$-	$-	-	-
Transmission	943,724	272,619	2.4%	50-70	-	-	-	-
Distribution	1,611,129	513,472	2.7%	25-65	-	-	-	-
CWIP	1,065,949	(a) 700	NM	NM	5,654	-	NM	NM
Other	403,881	248,544	7.7%	7-47	228,277	68,549	NM	NM
Total	$6,322,146	$2,061,802			$233,931	$68,549

2009	Regulated		Nonregulated
	Annual Composite		Annual Composite
	Depreciation	Depreciable	Depreciation	Depreciable
Functional Class of Property	Rate	Life Ranges	Rate	Life Ranges
		(in years)		(in years)
Generation	2.7%	22-68	-	-
Transmission	2.6%	40-72	-	-
Distribution	3.6%	18-67	-	-
CWIP	NM	NM	NM	NM
Other	7.6%	7-48	NM	NM

(a) Includes CWIP related to SWEPCo's Arkansas jurisdictional share of the Turk Plant.
NM Not Meaningful

SWEPCo provides for depreciation, depletion and amortization of coal-mining assets over each asset's estimated useful life or the estimated life of each mine, whichever is shorter, using the straight-line method for mining structures and equipment. SWEPCo uses either the straight-line method or the units-of-production method to amortize mine development costs and deplete coal rights based on estimated recoverable tonnages. SWEPCo includes these costs in fuel expense.

For cost-based rate-regulated operations, the composite depreciation rate generally includes a component for nonasset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability. For nonregulated operations, non-ARO removal costs are expensed as incurred.

Asset Retirement Obligations (ARO)

The Registrant Subsidiaries record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant and coal mining facilities as well as asbestos removal.

The Registrant Subsidiaries have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned. Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property's use. The retirement obligation is not estimable for such easements since the Registrant Subsidiaries plan to use their facilities indefinitely. The retirement obligation would only be recognized if and when the Registrant Subsidiaries abandon or cease the use of specific easements, which is not expected.

The following is a reconciliation of the 2011 and 2010 aggregate carrying amounts of ARO by Registrant Subsidiary:

	ARO at					Revisions in	ARO at
	December 31,		Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2010		Expense	Incurred	Settled	Estimates	2011

	(in thousands)
APCo (a)(d)	$141,924		$9,534	$3	$(3,600)	$(35,094)	$112,767
I&M (a)(b)(d)	963,029		51,308	-	(1,370)	155	1,013,122
OPCo (a)(d)	189,271		13,499	165	(4,872)	43,765	241,828
PSO (a)(d)	21,557		1,708	-	(414)	(3,228)	19,623
SWEPCo (a)(c)(d)(e)	59,382		4,114	7,063	(14,947)	11,571	67,183

	ARO at					Revisions in	ARO at
	December 31,		Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2009		Expense	Incurred	Settled	Estimates	2010

	(in thousands)
APCo (a)(d)	$125,289		$8,541	$5,341	$(4,064)	$6,817	$141,924
I&M (a)(b)(d)	894,746		47,844	7,216	(1,694)	14,917	963,029
OPCo (a)(d)	134,743		11,434	5,031	(4,208)	42,271	189,271
PSO (a)(d)	15,652		1,332	4,746	(173)	-	21,557
SWEPCo (a)(c)(d)(e)	51,684	(f)	4,290	9,056	(7,709)	2,061	59,382

(a)	Includes ARO related to ash disposal facilities.
(b)	Includes ARO related to nuclear decommissioning costs for the Cook Plant ($979 million and $930 million at
December 31, 2011 and 2010, respectively).
(c)	Includes ARO related to Sabine and DHLC.
(d)	Includes ARO related to asbestos removal.
(e)	The current portion of SWEPCo’s ARO, totaling $1.5 million and $2.6 million, at December 31, 2011 and
2010 respectively, is included in Other Current Liabilities on SWEPCo’s balance sheets.
(f)	SWEPCo deconsolidated DHLC effective January 1, 2010 in accordance with the accounting guidance for
"Consolidations." As a result, SWEPCo recorded only 50% ($12 million) of the final reclamation based on its share of the obligation instead of the previous 100%.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

The Registrant Subsidiaries' amounts of allowance for equity funds used during construction are summarized in the following table:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9,212	$2,967	$7,000
I&M	15,395	15,678	12,013
OPCo	5,549	5,949	6,094
PSO	1,317	804	1,787
SWEPCo	48,731	45,646	46,737

The Registrant Subsidiaries' amounts of allowance for borrowed funds used during construction, including capitalized interest, are summarized in the following table:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$6,257	$2,251	$6,014
I&M	7,838	8,500	8,348
OPCo	2,350	3,786	16,506
PSO	822	572	1,142
SWEPCo	40,904	33,668	29,546

Jointly-owned Electric Facilities

APCo, I&M, OPCo, PSO and SWEPCo have electric facilities that are jointly-owned with affiliated and nonaffiliated companies. Using its own financing, each participating company is obligated to pay its share of the costs of any such jointly-owned facilities in the same proportion as its ownership interest. Each Registrant Subsidiary's proportionate share of the operating costs associated with such facilities is included in its statements of income and the investments and accumulated depreciation are reflected in its balance sheets under Property, Plant and Equipment as follows:

			Company’s Share at December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$554,555	$16,987	$93,404

I&M
Rockport Generating Plant (Unit No. 1) (e)	Coal	50.0%	$759,033	$19,357	$443,857

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,510	$15,344	$188,820
W.C. Beckjord Generating Station	Coal	12.5%	19,131	108	8,476
(Unit No. 6) (b)
Conesville Generating Station (Unit No. 4) (c)	Coal	43.5%	309,771	11,633	53,980
J.M. Stuart Generating Station (d)	Coal	26.0%	528,271	13,292	171,830
Wm. H. Zimmer Generating Station (b)	Coal	25.4%	771,158	19,949	376,585
Transmission	NA	(f)	63,115	5,805	49,487
Total			$2,679,956	$66,131	$849,178

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$92,805	$446	$56,539

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$264,487	$465	$193,565
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	118,163	6,532	62,988
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	512,557	674	361,667
Turk Generating Plant (j)	Coal	73.33%	-	1,326,013	-
Total			$895,207	$1,333,684	$618,220

			Company’s Share at December 31, 2010
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$472,244	$5,638	$77,786

I&M
Rockport Generating Plant (Unit No. 1) (e)	Coal	50.0%	$742,538	$25,304	$437,371

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,870	$6,354	$168,933
W.C. Beckjord Generating Station	Coal	12.5%	19,079	248	8,003
(Unit No. 6) (b)
Conesville Generating Station (Unit No. 4) (c)	Coal	43.5%	300,618	8,259	49,121
J.M. Stuart Generating Station (d)	Coal	26.0%	506,756	22,435	162,869
Wm. H. Zimmer Generating Station (b)	Coal	25.4%	771,236	9,636	365,989
Transmission	NA	(f)	62,952	3,008	47,957
Total			$2,649,511	$49,940	$802,872

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$91,275	$1,124	$56,160

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$258,261	$4,648	$191,486
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	115,742	6,725	61,750
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	502,520	10,317	358,241
Turk Generating Plant (j)	Coal	73.33%	-	971,131	-
Total			$876,523	$992,821	$611,477

(a)       Operated by APCo.

(b)       Operated by Duke Energy Corporation, a nonaffiliated company.

(c)       Operated by OPCo.

(d)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(e)       Operated by I&M.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO Corporation, a nonaffiliated company.

(i)       Operated by SWEPCo.

(j)       Turk Generating Plant is currently under construction with a projected commercial operation date in the fourth quarter of 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2011, construction costs totaling $374 million have been billed to the other owners.

NA       Not Applicable

Cost Reduction Initiatives	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities Disclosure [Abstract]
Cost Reduction Initiatives

16. COST REDUCTION INITIATIVES

In April 2010, we began initiatives to decrease both labor and non-labor expenses with a goal of achieving significant reductions in operation and maintenance expenses. A total of 2,461 positions was eliminated across the AEP System as a result of process improvements, streamlined organizational designs and other efficiencies. Most of the affected employees terminated employment May 31, 2010. The severance program provided two weeks of base pay for every year of service along with other severance benefits.

We recorded a charge of $293 million to Other Operation expense during 2010 primarily related to severance benefits as the result of headcount reduction initiatives.

The following table shows the cost reduction activity for the year ended December 31, 2011:

Total
(in millions)
Balance as of December 31, 2010	$17
Incurred	-
Settled	(15)
Adjustments	(2)
Balance as of December 31, 2011	$-

Appalachian Power Co [Member]
Restructuring and Related Activities Disclosure [Abstract]
Cost Reduction Initiatives

16. COST REDUCTION INITIATIVES

In April 2010, management began initiatives to decrease both labor and non-labor expenses with a goal of achieving significant reductions in operation and maintenance expenses. A total of 2,461 positions was eliminated across the AEP System as a result of process improvements, streamlined organizational designs and other efficiencies. Most of the affected employees terminated employment May 31, 2010. The severance program provided two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded a charge to Other Operation expense during 2010 primarily related to severance benefits as the result of headcount reduction initiatives. The total amount incurred in 2010 by Registrant Subsidiary was as follows:

Company	Total Cost Incurred
(in thousands)
APCo	$56,925
I&M	45,036
OPCo	85,400
PSO	24,005
SWEPCo	29,662

The Registrant Subsidiaries' cost reduction activity for the year ended December 31, 2011 is described in the following table:

	Balance at				Balance at
Company	December 31, 2010	Incurred	Settled	Adjustments	December 31, 2011
	(in thousands)
APCo	$3,726	$-	$(3,030)	$(604)	$92
I&M	2,198	-	(2,006)	(192)	-
OPCo	4,373	-	(3,927)	(308)	138
PSO	1,526	-	(1,234)	(292)	-
SWEPCo	1,753	-	(1,593)	(160)	-

The remaining accruals are included primarily in Other Current Liabilities on the balance sheets.

Indiana Michigan Power Co [Member]
Restructuring and Related Activities Disclosure [Abstract]
Cost Reduction Initiatives

16. COST REDUCTION INITIATIVES

In April 2010, management began initiatives to decrease both labor and non-labor expenses with a goal of achieving significant reductions in operation and maintenance expenses. A total of 2,461 positions was eliminated across the AEP System as a result of process improvements, streamlined organizational designs and other efficiencies. Most of the affected employees terminated employment May 31, 2010. The severance program provided two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded a charge to Other Operation expense during 2010 primarily related to severance benefits as the result of headcount reduction initiatives. The total amount incurred in 2010 by Registrant Subsidiary was as follows:

Company	Total Cost Incurred
(in thousands)
APCo	$56,925
I&M	45,036
OPCo	85,400
PSO	24,005
SWEPCo	29,662

The Registrant Subsidiaries' cost reduction activity for the year ended December 31, 2011 is described in the following table:

	Balance at				Balance at
Company	December 31, 2010	Incurred	Settled	Adjustments	December 31, 2011
	(in thousands)
APCo	$3,726	$-	$(3,030)	$(604)	$92
I&M	2,198	-	(2,006)	(192)	-
OPCo	4,373	-	(3,927)	(308)	138
PSO	1,526	-	(1,234)	(292)	-
SWEPCo	1,753	-	(1,593)	(160)	-

The remaining accruals are included primarily in Other Current Liabilities on the balance sheets.

Ohio Power Co [Member]
Restructuring and Related Activities Disclosure [Abstract]
Cost Reduction Initiatives

16. COST REDUCTION INITIATIVES

In April 2010, management began initiatives to decrease both labor and non-labor expenses with a goal of achieving significant reductions in operation and maintenance expenses. A total of 2,461 positions was eliminated across the AEP System as a result of process improvements, streamlined organizational designs and other efficiencies. Most of the affected employees terminated employment May 31, 2010. The severance program provided two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded a charge to Other Operation expense during 2010 primarily related to severance benefits as the result of headcount reduction initiatives. The total amount incurred in 2010 by Registrant Subsidiary was as follows:

Company	Total Cost Incurred
(in thousands)
APCo	$56,925
I&M	45,036
OPCo	85,400
PSO	24,005
SWEPCo	29,662

The Registrant Subsidiaries' cost reduction activity for the year ended December 31, 2011 is described in the following table:

	Balance at				Balance at
Company	December 31, 2010	Incurred	Settled	Adjustments	December 31, 2011
	(in thousands)
APCo	$3,726	$-	$(3,030)	$(604)	$92
I&M	2,198	-	(2,006)	(192)	-
OPCo	4,373	-	(3,927)	(308)	138
PSO	1,526	-	(1,234)	(292)	-
SWEPCo	1,753	-	(1,593)	(160)	-

The remaining accruals are included primarily in Other Current Liabilities on the balance sheets.

Public Service Co Of Oklahoma [Member]
Restructuring and Related Activities Disclosure [Abstract]
Cost Reduction Initiatives

16. COST REDUCTION INITIATIVES

In April 2010, management began initiatives to decrease both labor and non-labor expenses with a goal of achieving significant reductions in operation and maintenance expenses. A total of 2,461 positions was eliminated across the AEP System as a result of process improvements, streamlined organizational designs and other efficiencies. Most of the affected employees terminated employment May 31, 2010. The severance program provided two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded a charge to Other Operation expense during 2010 primarily related to severance benefits as the result of headcount reduction initiatives. The total amount incurred in 2010 by Registrant Subsidiary was as follows:

Company	Total Cost Incurred
(in thousands)
APCo	$56,925
I&M	45,036
OPCo	85,400
PSO	24,005
SWEPCo	29,662

The Registrant Subsidiaries' cost reduction activity for the year ended December 31, 2011 is described in the following table:

	Balance at				Balance at
Company	December 31, 2010	Incurred	Settled	Adjustments	December 31, 2011
	(in thousands)
APCo	$3,726	$-	$(3,030)	$(604)	$92
I&M	2,198	-	(2,006)	(192)	-
OPCo	4,373	-	(3,927)	(308)	138
PSO	1,526	-	(1,234)	(292)	-
SWEPCo	1,753	-	(1,593)	(160)	-

The remaining accruals are included primarily in Other Current Liabilities on the balance sheets.

Southwestern Electric Power Co [Member]
Restructuring and Related Activities Disclosure [Abstract]
Cost Reduction Initiatives

16. COST REDUCTION INITIATIVES

In April 2010, management began initiatives to decrease both labor and non-labor expenses with a goal of achieving significant reductions in operation and maintenance expenses. A total of 2,461 positions was eliminated across the AEP System as a result of process improvements, streamlined organizational designs and other efficiencies. Most of the affected employees terminated employment May 31, 2010. The severance program provided two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded a charge to Other Operation expense during 2010 primarily related to severance benefits as the result of headcount reduction initiatives. The total amount incurred in 2010 by Registrant Subsidiary was as follows:

Company	Total Cost Incurred
(in thousands)
APCo	$56,925
I&M	45,036
OPCo	85,400
PSO	24,005
SWEPCo	29,662

The Registrant Subsidiaries' cost reduction activity for the year ended December 31, 2011 is described in the following table:

	Balance at				Balance at
Company	December 31, 2010	Incurred	Settled	Adjustments	December 31, 2011
	(in thousands)
APCo	$3,726	$-	$(3,030)	$(604)	$92
I&M	2,198	-	(2,006)	(192)	-
OPCo	4,373	-	(3,927)	(308)	138
PSO	1,526	-	(1,234)	(292)	-
SWEPCo	1,753	-	(1,593)	(160)	-

The remaining accruals are included primarily in Other Current Liabilities on the balance sheets.

Unaudited Quarterly Financial Information	12 Months Ended
Dec. 31, 2011
Unaudited Quarterly Financial Information [Abstract]
Unaudited Quarterly Financial Information

17. UNAUDITED QUARTERLY FINANCIAL INFORMATION

In our opinion, the unaudited quarterly information reflects all normal and recurring accruals and adjustments necessary for a fair presentation of our net income for interim periods. Quarterly results are not necessarily indicative of a full year's operations because of various factors. Our unaudited quarterly financial information is as follows:

	2011 Quarterly Periods Ended
	March 31	June 30	September 30		December 31
	(in millions - except per share amounts)
Total Revenues	$3,730	$3,609	$4,333		$3,444
Operating Income	832	717	890	(a)	343	(b)
Income Before Extraordinary Items	355	353	657	(a) (c)	211	(b) (c)
Extraordinary Items, Net of Tax	-	-	273	(c)	100	(c)
Net Income	355	353	930	(a) (c)	311	(b) (c)

Amounts Attributable to AEP Common Shareholders:
Income Before Extraordinary Items	353	352	655	(a) (c)	208	(b) (c)
Extraordinary Items, Net of Tax	-	-	273	(c)	100	(c)
Net Income	353	352	928	(a) (c)	308	(b) (c)

Basic Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share Before Extraordinary Items	0.73	0.73	1.35		0.43
Extraordinary Items per Share	-	-	0.57		0.20
Earnings per Share (f)	0.73	0.73	1.92		0.63

Diluted Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share Before Extraordinary Items	0.73	0.73	1.35		0.43
Extraordinary Items per Share	-	-	0.57		0.20
Earnings per Share (f)	0.73	0.73	1.92		0.63

	2010 Quarterly Periods Ended
	March 31	June 30		September 30	December 31
	(in millions - except per share amounts)
Total Revenues	$3,569	$3,360		$4,064	$3,434
Operating Income	758	394	(d)	1,025	486	(e)
Net Income	346	137	(d)	557	178	(e)

Amounts Attributable to AEP Common Shareholders:
Net Income	344	136	(d)	555	176	(e)

Basic Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share (f)	0.72	0.28		1.16	0.37

Diluted Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share (f)	0.72	0.28		1.16	0.37

(a)       Includes pretax write-offs for plant impairments (see Note 6) and a provision for refund of POLR charges in Ohio (see Note 3).

(b)       Includes a refund of POLR charges in Ohio (see Note 3) and OPCo adjustments for fuel disallowances, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund. Also includes a write-off for SWEPCo's Turk Plant (see Note 6).

(c)       See "TCC Texas Restructuring" section of Note 2 and "Texas Restructuring" section of Note 3 for discussion of gains recorded in the third and fourth quarters of 2011.

(d)       See Note 16 for discussion of expenses related to cost reduction initiatives in 2010.

(e)        Includes a $43 million refund provision for the 2009 SEET in addition to various other provisions for certain regulatory and legal matters.

(f)       Quarterly Earnings per Share amounts are meant to be stand-alone calculations and are not always additive to full-year amount due to rounding.

Appalachian Power Co [Member]
Unaudited Quarterly Financial Information [Abstract]
Unaudited Quarterly Financial Information

17. UNAUDITED QUARTERLY FINANCIAL INFORMATION

In management's opinion, the unaudited quarterly information reflects all normal and recurring accruals and adjustments necessary for a fair presentation of the results of operations for interim periods. Quarterly results are not necessarily indicative of a full year's operations because of various factors. The unaudited quarterly financial information for each Registrant Subsidiary is as follows:

Quarterly Periods Ended:	APCo		I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2011
Total Revenues	$831,820		$560,492	$1,394,190		$288,003	$362,955
Operating Income	116,061	(a)	95,994	299,396		38,881	54,528
Net Income	38,980	(a)	45,427	165,970		15,389	29,827

June 30, 2011
Total Revenues	$751,445		$521,478	$1,285,558		$328,588	$399,534
Operating Income	88,567		64,351	261,534		64,185	80,054
Net Income	31,627		31,386	142,194		31,560	51,071

September 30, 2011
Total Revenues	$858,336		$611,232	$1,540,231		$457,586	$534,982
Operating Income	122,716		100,352	210,453	(b)	103,006	128,406
Net Income	52,804		51,702	128,339	(b)	57,349	87,795

December 31, 2011
Total Revenues	$763,624		$521,568	$1,211,132		$289,211	$356,355
Operating Income (Loss)	102,236	(c)	20,959	63,321	(d)	34,939	(12,731)	(e)
Net Income (Loss)	39,347	(c)	21,159	28,490	(d)	20,330	(3,567)	(e)

Quarterly Periods Ended:	APCo		I&M		OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2010
Total Revenues	$926,623		$553,056		$1,335,776		$237,755	$342,804
Operating Income	157,938		87,870		279,744		22,622	43,468
Net Income	70,282		45,058		143,553		4,139	31,083

June 30, 2010
Total Revenues	$703,274		$509,915		$1,220,236		$327,686	$361,467
Operating Income (f)	9,033	(g)	42,140		186,773		39,265	43,518
Net Income (Loss) (f)	(19,619)	(g)	14,602		89,664		15,489	26,705

September 30, 2010
Total Revenues	$840,622		$608,250		$1,474,401		$426,569	$480,982
Operating Income	112,060		115,904		376,907		104,654	128,428
Net Income	50,071		62,300		207,922		55,432	81,685

December 31, 2010
Total Revenues	$804,584		$524,506		$1,224,703		$281,652	$338,281
Operating Income	101,992		29,001	(h)	201,186	(i)	15,451	33,383
Net Income (Loss)	35,934		4,131	(h)	100,477	(i)	(2,273)	7,211

(a)       Includes a $41 million increase due to the pretax write-off of a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC. This increase was partially offset by the $32 million decrease due to the deferral of 2010 costs related to storms and our cost reduction initiatives as allowed by the WVPSC.

(b)       Includes a $48 million pretax write-off related to Sporn Unit 5 shutdown (see Note 6), a $42 million pretax write-off related to the FGD project at Muskingum River Unit 5 (see Note 6) and a $43 million provision for refund of POLR charges (see Note 3).

(c)       This increase was partially offset by a $31 million pretax write-off related to the disallowance of certain Virginia environmental costs incurred in 2009 and 2010 as a result of APCo's November 2011 Virginia SCC order. Includes a $27 million increase due to a favorable Asset Retirement Obligation adjustment related to the early closure and previous write-off of the Mountaineer Carbon Capture and Storage Product Validation Facility.

(d)       Includes provisions related to the FAC, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund.

(e)       Includes a $49 million pretax write-off related to SWEPCo's Texas jurisdictional portion of the Turk Plant (see Note 6) as a result of the November 2011 Texas Court of Appeals decision upholding the Texas capital cost cap.

(f)       See Note 16 for discussion of expenses related to cost reduction initiatives in 2010.

(g)       Includes a $54 million pretax write-off of APCo's Virginia share of the Mountaineer Carbon Capture and Storage Product Validation Facility.

(h)       Includes provisions for certain regulatory and legal matters.

(i)       Includes a $43 million refund provision for the 2009 SEET.

Indiana Michigan Power Co [Member]
Unaudited Quarterly Financial Information [Abstract]
Unaudited Quarterly Financial Information

17. UNAUDITED QUARTERLY FINANCIAL INFORMATION

In management's opinion, the unaudited quarterly information reflects all normal and recurring accruals and adjustments necessary for a fair presentation of the results of operations for interim periods. Quarterly results are not necessarily indicative of a full year's operations because of various factors. The unaudited quarterly financial information for each Registrant Subsidiary is as follows:

Quarterly Periods Ended:	APCo		I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2011
Total Revenues	$831,820		$560,492	$1,394,190		$288,003	$362,955
Operating Income	116,061	(a)	95,994	299,396		38,881	54,528
Net Income	38,980	(a)	45,427	165,970		15,389	29,827

June 30, 2011
Total Revenues	$751,445		$521,478	$1,285,558		$328,588	$399,534
Operating Income	88,567		64,351	261,534		64,185	80,054
Net Income	31,627		31,386	142,194		31,560	51,071

September 30, 2011
Total Revenues	$858,336		$611,232	$1,540,231		$457,586	$534,982
Operating Income	122,716		100,352	210,453	(b)	103,006	128,406
Net Income	52,804		51,702	128,339	(b)	57,349	87,795

December 31, 2011
Total Revenues	$763,624		$521,568	$1,211,132		$289,211	$356,355
Operating Income (Loss)	102,236	(c)	20,959	63,321	(d)	34,939	(12,731)	(e)
Net Income (Loss)	39,347	(c)	21,159	28,490	(d)	20,330	(3,567)	(e)

Quarterly Periods Ended:	APCo		I&M		OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2010
Total Revenues	$926,623		$553,056		$1,335,776		$237,755	$342,804
Operating Income	157,938		87,870		279,744		22,622	43,468
Net Income	70,282		45,058		143,553		4,139	31,083

June 30, 2010
Total Revenues	$703,274		$509,915		$1,220,236		$327,686	$361,467
Operating Income (f)	9,033	(g)	42,140		186,773		39,265	43,518
Net Income (Loss) (f)	(19,619)	(g)	14,602		89,664		15,489	26,705

September 30, 2010
Total Revenues	$840,622		$608,250		$1,474,401		$426,569	$480,982
Operating Income	112,060		115,904		376,907		104,654	128,428
Net Income	50,071		62,300		207,922		55,432	81,685

December 31, 2010
Total Revenues	$804,584		$524,506		$1,224,703		$281,652	$338,281
Operating Income	101,992		29,001	(h)	201,186	(i)	15,451	33,383
Net Income (Loss)	35,934		4,131	(h)	100,477	(i)	(2,273)	7,211

(a)       Includes a $41 million increase due to the pretax write-off of a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC. This increase was partially offset by the $32 million decrease due to the deferral of 2010 costs related to storms and our cost reduction initiatives as allowed by the WVPSC.

(b)       Includes a $48 million pretax write-off related to Sporn Unit 5 shutdown (see Note 6), a $42 million pretax write-off related to the FGD project at Muskingum River Unit 5 (see Note 6) and a $43 million provision for refund of POLR charges (see Note 3).

(c)       This increase was partially offset by a $31 million pretax write-off related to the disallowance of certain Virginia environmental costs incurred in 2009 and 2010 as a result of APCo's November 2011 Virginia SCC order. Includes a $27 million increase due to a favorable Asset Retirement Obligation adjustment related to the early closure and previous write-off of the Mountaineer Carbon Capture and Storage Product Validation Facility.

(d)       Includes provisions related to the FAC, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund.

(e)       Includes a $49 million pretax write-off related to SWEPCo's Texas jurisdictional portion of the Turk Plant (see Note 6) as a result of the November 2011 Texas Court of Appeals decision upholding the Texas capital cost cap.

(f)       See Note 16 for discussion of expenses related to cost reduction initiatives in 2010.

(g)       Includes a $54 million pretax write-off of APCo's Virginia share of the Mountaineer Carbon Capture and Storage Product Validation Facility.

(h)       Includes provisions for certain regulatory and legal matters.

(i)       Includes a $43 million refund provision for the 2009 SEET.

Ohio Power Co [Member]
Unaudited Quarterly Financial Information [Abstract]
Unaudited Quarterly Financial Information

17. UNAUDITED QUARTERLY FINANCIAL INFORMATION

In management's opinion, the unaudited quarterly information reflects all normal and recurring accruals and adjustments necessary for a fair presentation of the results of operations for interim periods. Quarterly results are not necessarily indicative of a full year's operations because of various factors. The unaudited quarterly financial information for each Registrant Subsidiary is as follows:

Quarterly Periods Ended:	APCo		I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2011
Total Revenues	$831,820		$560,492	$1,394,190		$288,003	$362,955
Operating Income	116,061	(a)	95,994	299,396		38,881	54,528
Net Income	38,980	(a)	45,427	165,970		15,389	29,827

June 30, 2011
Total Revenues	$751,445		$521,478	$1,285,558		$328,588	$399,534
Operating Income	88,567		64,351	261,534		64,185	80,054
Net Income	31,627		31,386	142,194		31,560	51,071

September 30, 2011
Total Revenues	$858,336		$611,232	$1,540,231		$457,586	$534,982
Operating Income	122,716		100,352	210,453	(b)	103,006	128,406
Net Income	52,804		51,702	128,339	(b)	57,349	87,795

December 31, 2011
Total Revenues	$763,624		$521,568	$1,211,132		$289,211	$356,355
Operating Income (Loss)	102,236	(c)	20,959	63,321	(d)	34,939	(12,731)	(e)
Net Income (Loss)	39,347	(c)	21,159	28,490	(d)	20,330	(3,567)	(e)

Quarterly Periods Ended:	APCo		I&M		OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2010
Total Revenues	$926,623		$553,056		$1,335,776		$237,755	$342,804
Operating Income	157,938		87,870		279,744		22,622	43,468
Net Income	70,282		45,058		143,553		4,139	31,083

June 30, 2010
Total Revenues	$703,274		$509,915		$1,220,236		$327,686	$361,467
Operating Income (f)	9,033	(g)	42,140		186,773		39,265	43,518
Net Income (Loss) (f)	(19,619)	(g)	14,602		89,664		15,489	26,705

September 30, 2010
Total Revenues	$840,622		$608,250		$1,474,401		$426,569	$480,982
Operating Income	112,060		115,904		376,907		104,654	128,428
Net Income	50,071		62,300		207,922		55,432	81,685

December 31, 2010
Total Revenues	$804,584		$524,506		$1,224,703		$281,652	$338,281
Operating Income	101,992		29,001	(h)	201,186	(i)	15,451	33,383
Net Income (Loss)	35,934		4,131	(h)	100,477	(i)	(2,273)	7,211

(a)       Includes a $41 million increase due to the pretax write-off of a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC. This increase was partially offset by the $32 million decrease due to the deferral of 2010 costs related to storms and our cost reduction initiatives as allowed by the WVPSC.

(b)       Includes a $48 million pretax write-off related to Sporn Unit 5 shutdown (see Note 6), a $42 million pretax write-off related to the FGD project at Muskingum River Unit 5 (see Note 6) and a $43 million provision for refund of POLR charges (see Note 3).

(c)       This increase was partially offset by a $31 million pretax write-off related to the disallowance of certain Virginia environmental costs incurred in 2009 and 2010 as a result of APCo's November 2011 Virginia SCC order. Includes a $27 million increase due to a favorable Asset Retirement Obligation adjustment related to the early closure and previous write-off of the Mountaineer Carbon Capture and Storage Product Validation Facility.

(d)       Includes provisions related to the FAC, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund.

(e)       Includes a $49 million pretax write-off related to SWEPCo's Texas jurisdictional portion of the Turk Plant (see Note 6) as a result of the November 2011 Texas Court of Appeals decision upholding the Texas capital cost cap.

(f)       See Note 16 for discussion of expenses related to cost reduction initiatives in 2010.

(g)       Includes a $54 million pretax write-off of APCo's Virginia share of the Mountaineer Carbon Capture and Storage Product Validation Facility.

(h)       Includes provisions for certain regulatory and legal matters.

(i)       Includes a $43 million refund provision for the 2009 SEET.

Public Service Co Of Oklahoma [Member]
Unaudited Quarterly Financial Information [Abstract]
Unaudited Quarterly Financial Information

17. UNAUDITED QUARTERLY FINANCIAL INFORMATION

In management's opinion, the unaudited quarterly information reflects all normal and recurring accruals and adjustments necessary for a fair presentation of the results of operations for interim periods. Quarterly results are not necessarily indicative of a full year's operations because of various factors. The unaudited quarterly financial information for each Registrant Subsidiary is as follows:

Quarterly Periods Ended:	APCo		I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2011
Total Revenues	$831,820		$560,492	$1,394,190		$288,003	$362,955
Operating Income	116,061	(a)	95,994	299,396		38,881	54,528
Net Income	38,980	(a)	45,427	165,970		15,389	29,827

June 30, 2011
Total Revenues	$751,445		$521,478	$1,285,558		$328,588	$399,534
Operating Income	88,567		64,351	261,534		64,185	80,054
Net Income	31,627		31,386	142,194		31,560	51,071

September 30, 2011
Total Revenues	$858,336		$611,232	$1,540,231		$457,586	$534,982
Operating Income	122,716		100,352	210,453	(b)	103,006	128,406
Net Income	52,804		51,702	128,339	(b)	57,349	87,795

December 31, 2011
Total Revenues	$763,624		$521,568	$1,211,132		$289,211	$356,355
Operating Income (Loss)	102,236	(c)	20,959	63,321	(d)	34,939	(12,731)	(e)
Net Income (Loss)	39,347	(c)	21,159	28,490	(d)	20,330	(3,567)	(e)

Quarterly Periods Ended:	APCo		I&M		OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2010
Total Revenues	$926,623		$553,056		$1,335,776		$237,755	$342,804
Operating Income	157,938		87,870		279,744		22,622	43,468
Net Income	70,282		45,058		143,553		4,139	31,083

June 30, 2010
Total Revenues	$703,274		$509,915		$1,220,236		$327,686	$361,467
Operating Income (f)	9,033	(g)	42,140		186,773		39,265	43,518
Net Income (Loss) (f)	(19,619)	(g)	14,602		89,664		15,489	26,705

September 30, 2010
Total Revenues	$840,622		$608,250		$1,474,401		$426,569	$480,982
Operating Income	112,060		115,904		376,907		104,654	128,428
Net Income	50,071		62,300		207,922		55,432	81,685

December 31, 2010
Total Revenues	$804,584		$524,506		$1,224,703		$281,652	$338,281
Operating Income	101,992		29,001	(h)	201,186	(i)	15,451	33,383
Net Income (Loss)	35,934		4,131	(h)	100,477	(i)	(2,273)	7,211

(a)       Includes a $41 million increase due to the pretax write-off of a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC. This increase was partially offset by the $32 million decrease due to the deferral of 2010 costs related to storms and our cost reduction initiatives as allowed by the WVPSC.

(b)       Includes a $48 million pretax write-off related to Sporn Unit 5 shutdown (see Note 6), a $42 million pretax write-off related to the FGD project at Muskingum River Unit 5 (see Note 6) and a $43 million provision for refund of POLR charges (see Note 3).

(c)       This increase was partially offset by a $31 million pretax write-off related to the disallowance of certain Virginia environmental costs incurred in 2009 and 2010 as a result of APCo's November 2011 Virginia SCC order. Includes a $27 million increase due to a favorable Asset Retirement Obligation adjustment related to the early closure and previous write-off of the Mountaineer Carbon Capture and Storage Product Validation Facility.

(d)       Includes provisions related to the FAC, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund.

(e)       Includes a $49 million pretax write-off related to SWEPCo's Texas jurisdictional portion of the Turk Plant (see Note 6) as a result of the November 2011 Texas Court of Appeals decision upholding the Texas capital cost cap.

(f)       See Note 16 for discussion of expenses related to cost reduction initiatives in 2010.

(g)       Includes a $54 million pretax write-off of APCo's Virginia share of the Mountaineer Carbon Capture and Storage Product Validation Facility.

(h)       Includes provisions for certain regulatory and legal matters.

(i)       Includes a $43 million refund provision for the 2009 SEET.

Southwestern Electric Power Co [Member]
Unaudited Quarterly Financial Information [Abstract]
Unaudited Quarterly Financial Information

17. UNAUDITED QUARTERLY FINANCIAL INFORMATION

In management's opinion, the unaudited quarterly information reflects all normal and recurring accruals and adjustments necessary for a fair presentation of the results of operations for interim periods. Quarterly results are not necessarily indicative of a full year's operations because of various factors. The unaudited quarterly financial information for each Registrant Subsidiary is as follows:

Quarterly Periods Ended:	APCo		I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2011
Total Revenues	$831,820		$560,492	$1,394,190		$288,003	$362,955
Operating Income	116,061	(a)	95,994	299,396		38,881	54,528
Net Income	38,980	(a)	45,427	165,970		15,389	29,827

June 30, 2011
Total Revenues	$751,445		$521,478	$1,285,558		$328,588	$399,534
Operating Income	88,567		64,351	261,534		64,185	80,054
Net Income	31,627		31,386	142,194		31,560	51,071

September 30, 2011
Total Revenues	$858,336		$611,232	$1,540,231		$457,586	$534,982
Operating Income	122,716		100,352	210,453	(b)	103,006	128,406
Net Income	52,804		51,702	128,339	(b)	57,349	87,795

December 31, 2011
Total Revenues	$763,624		$521,568	$1,211,132		$289,211	$356,355
Operating Income (Loss)	102,236	(c)	20,959	63,321	(d)	34,939	(12,731)	(e)
Net Income (Loss)	39,347	(c)	21,159	28,490	(d)	20,330	(3,567)	(e)

Quarterly Periods Ended:	APCo		I&M		OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2010
Total Revenues	$926,623		$553,056		$1,335,776		$237,755	$342,804
Operating Income	157,938		87,870		279,744		22,622	43,468
Net Income	70,282		45,058		143,553		4,139	31,083

June 30, 2010
Total Revenues	$703,274		$509,915		$1,220,236		$327,686	$361,467
Operating Income (f)	9,033	(g)	42,140		186,773		39,265	43,518
Net Income (Loss) (f)	(19,619)	(g)	14,602		89,664		15,489	26,705

September 30, 2010
Total Revenues	$840,622		$608,250		$1,474,401		$426,569	$480,982
Operating Income	112,060		115,904		376,907		104,654	128,428
Net Income	50,071		62,300		207,922		55,432	81,685

December 31, 2010
Total Revenues	$804,584		$524,506		$1,224,703		$281,652	$338,281
Operating Income	101,992		29,001	(h)	201,186	(i)	15,451	33,383
Net Income (Loss)	35,934		4,131	(h)	100,477	(i)	(2,273)	7,211

(a)       Includes a $41 million increase due to the pretax write-off of a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC. This increase was partially offset by the $32 million decrease due to the deferral of 2010 costs related to storms and our cost reduction initiatives as allowed by the WVPSC.

(b)       Includes a $48 million pretax write-off related to Sporn Unit 5 shutdown (see Note 6), a $42 million pretax write-off related to the FGD project at Muskingum River Unit 5 (see Note 6) and a $43 million provision for refund of POLR charges (see Note 3).

(c)       This increase was partially offset by a $31 million pretax write-off related to the disallowance of certain Virginia environmental costs incurred in 2009 and 2010 as a result of APCo's November 2011 Virginia SCC order. Includes a $27 million increase due to a favorable Asset Retirement Obligation adjustment related to the early closure and previous write-off of the Mountaineer Carbon Capture and Storage Product Validation Facility.

(d)       Includes provisions related to the FAC, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund.

(e)       Includes a $49 million pretax write-off related to SWEPCo's Texas jurisdictional portion of the Turk Plant (see Note 6) as a result of the November 2011 Texas Court of Appeals decision upholding the Texas capital cost cap.

(f)       See Note 16 for discussion of expenses related to cost reduction initiatives in 2010.

(g)       Includes a $54 million pretax write-off of APCo's Virginia share of the Mountaineer Carbon Capture and Storage Product Validation Facility.

(h)       Includes provisions for certain regulatory and legal matters.

(i)       Includes a $43 million refund provision for the 2009 SEET.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

18. GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The changes in our carrying amount of goodwill for the years ended December 31, 2011 and 2010 by operating segment are as follows:

	Utility	AEP River	AEP
	Operations	Operations	Consolidated
	(in millions)
Balance at December 31, 2009	$37	$39	$76
Impairment Losses	-	-	-
Balance at December 31, 2010	37	39	76
Impairment Losses	-	-	-
Balance at December 31, 2011	$37	$39	$76

In the fourth quarters of 2011 and 2010, we performed our annual impairment tests. The fair values of the operations with goodwill were estimated using cash flow projections and other market value indicators. There were no goodwill impairment losses. We do not have any accumulated impairment on existing goodwill.

Other Intangible Assets

Acquired intangible assets subject to amortization were $1.2 million at December 31, 2010, net of accumulated amortization and are included in Deferred Charges and Other Noncurrent Assets on our balance sheets. As of December 31, 2011, all acquired intangible assets were fully amortized. The amortization life, gross carrying amount and accumulated amortization by major asset class are as follows:

		December 31,
		2011		2010
		Gross		Gross
	Amortization	Carrying	Accumulated	Carrying	Accumulated
	Life	Amount	Amortization	Amount	Amortization
	(in years)	(in millions)
Easements	10	$2.2	$2.2	$2.2	$2.2
Purchased Technology	10	10.9	10.9	10.9	9.7
Total		$13.1	$13.1	$13.1	$11.9

Amortization of intangible assets was $1 million, $1 million and $3 million for 2011, 2010 and 2009, respectively.

Other than goodwill, we have no intangible assets that are not subject to amortization.

Organization and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summaryof Significant Accounting Policies [Abstract]
Rates and Service Regulation

Rates and Service Regulation

Our public utility subsidiaries' rates are regulated by the FERC and state regulatory commissions in our eleven state operating territories. The FERC also regulates our affiliated transactions, including AEPSC intercompany service billings which are generally at cost, under the 2005 Public Utility Holding Company Act and the Federal Power Act. The FERC also has jurisdiction over the issuances and acquisitions of securities of our public utility subsidiaries, the acquisition or sale of certain utility assets and mergers with another electric utility or holding company. For non-power goods and services, the FERC requires that a nonregulated affiliate can bill an affiliated public utility company no more than market while a public utility must bill the higher of cost or market to a nonregulated affiliate. The state regulatory commissions also regulate certain intercompany transactions under various orders and affiliate statutes. Both the FERC and state regulatory commissions are permitted to review and audit the relevant books and records of companies within a public utility holding company system.

The FERC regulates wholesale power markets and wholesale power transactions. Our wholesale power transactions are generally market-based. Wholesale power transactions are cost-based regulated when we negotiate and file a cost-based contract with the FERC or the FERC determines that we have “market power” in the region where the transaction occurs. We have entered into wholesale power supply contracts with various municipalities and cooperatives that are FERC-regulated, cost-based contracts. These contracts are generally formula rate mechanisms, which are trued up to actual costs annually. Our wholesale power transactions in the SPP region are cost-based due to PSO and SWEPCo having market power in the SPP region.

The state regulatory commissions regulate all of the distribution operations and rates of our retail public utilities on a cost basis. The state regulatory commissions also regulate the retail generation/power supply operations and rates except in Ohio and the ERCOT region of Texas. The ESP rates in Ohio continue the process of aligning generation/power supply rates over time with market rates. In the ERCOT region of Texas, the generation/supply business is under customer choice and market pricing and is conducted by Texas Retail Electric Providers (REPs). Through our nonregulated subsidiaries, we enter into short and long-term wholesale transactions to buy or sell capacity, energy and ancillary services in the ERCOT market. In addition, these nonregulated subsidiaries control certain wind and coal-fired generation assets, the power from which is marketed and sold in ERCOT. Effective November 2009, we had no active REPs in ERCOT. SWEPCo operates in the SPP area which includes a portion of Texas. In 2009, the Texas legislature amended its restructuring legislation for the generation portion of SWEPCo's Texas retail jurisdiction to delay indefinitely restructuring requirements. As a result, SWEPCo reapplied accounting guidance for “Regulated Operations” to its Texas generation operations.

The FERC also regulates our wholesale transmission operations and rates. The FERC claims jurisdiction over retail transmission rates when retail rates are unbundled in connection with restructuring. OPCo's retail transmission rates in Ohio, APCo's retail transmission rates in Virginia, I&M's retail transmission rates in Michigan and TCC's and TNC's retail transmission rates in Texas are unbundled. OPCo's retail transmission rates in Ohio, APCo's retail transmission rates in Virginia and I&M's retail transmission rates in Michigan are based on the FERC's Open Access Transmission Tariff (OATT) rates that are cost-based. Although TCC's and TNC's retail transmission rates in Texas are unbundled, retail transmission rates are regulated, on a cost basis, by the PUCT. Bundled retail transmission rates are regulated, on a cost basis, by the state commissions.

In addition, the FERC regulates the SIA, the Interconnection Agreement, the CSW Operating Agreement, the System Transmission Integration Agreement, the Transmission Agreement, the Transmission Coordination Agreement and the AEP System Interim Allowance Agreement, all of which allocate shared system costs and revenues to the utility subsidiaries that are parties to each agreement.

Principles of Consolidation

Principles of Consolidation

Our consolidated financial statements include our wholly-owned and majority-owned subsidiaries and variable interest entities (VIEs) of which we are the primary beneficiary. Intercompany items are eliminated in consolidation. We use the equity method of accounting for equity investments where we exercise significant influence but do not hold a controlling financial interest. Such investments are recorded as Deferred Charges and Other Noncurrent Assets on our balance sheets; equity earnings are included in Equity Earnings of Unconsolidated Subsidiaries on our statements of income. We have ownership interests in generating units that are jointly-owned with nonaffiliated companies. Our proportionate share of the operating costs associated with such facilities is included on our statements of income and our proportionate share of the assets and liabilities are reflected on our balance sheets.

Variable Interest Entities

Variable Interest Entities

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether we are the primary beneficiary of a VIE, we consider factors such as equity at risk, the amount of the VIE's variability we absorb, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. We believe that significant assumptions and judgments were applied consistently.

Accounting for the Effects of Cost-Based Regulation

Accounting for the Effects of Cost-Based Regulation

As the owner of rate-regulated electric public utility companies, our financial statements reflect the actions of regulators that result in the recognition of certain revenues and expenses in different time periods than enterprises that are not rate-regulated. In accordance with accounting guidance for “Regulated Operations,” we record regulatory assets (deferred expenses) and regulatory liabilities (future revenue reductions or refunds) to reflect the economic effects of regulation by matching expenses with their recovery through regulated revenues and income with its passage to customers through the reduction of regulated revenues. Due to the passage of legislation requiring restructuring and a transition to customer choice and market-based rates, we discontinued the application of “Regulated Operations” accounting treatment for the generation portion of our business in Ohio for OPCo and in Texas for TNC. In 2009, the Texas legislature amended its restructuring legislation for the generation portion of SWEPCo's Texas retail jurisdiction to delay indefinitely restructuring requirements. As a result, SWEPCo reapplied accounting guidance for “Regulated Operations” to its Texas generation operations.

Accounting guidance for “Discontinuation of Rate-Regulated Operations” requires the recognition of an impairment of stranded net regulatory assets and stranded plant costs if they are not recoverable in regulated rates. In addition, an enterprise is required to eliminate from its balance sheet the effects of any actions of regulators that had been recognized as regulatory assets and regulatory liabilities. Such impairments and adjustments are classified as an extraordinary item.

Use of Estimates

Use of Estimates

The preparation of these financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates include, but are not limited to, inventory valuation, allowance for doubtful accounts, goodwill, intangible and long-lived asset impairment, unbilled electricity revenue, valuation of long-term energy contracts, the effects of regulation, long-lived asset recovery, storm costs, the effects of contingencies and certain assumptions made in accounting for pension and postretirement benefits. The estimates and assumptions used are based upon management's evaluation of the relevant facts and circumstances as of the date of the financial statements. Actual results could ultimately differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and Cash Equivalents include temporary cash investments with original maturities of three months or less.
Other Temporary Investments

Other Temporary Investments

Other Temporary Investments include funds held by trustees primarily for the payment of securitization bonds, marketable securities that we intend to hold for less than one year and investments by our protected cell of EIS.

We classify our investments in marketable securities as available-for-sale or held-to-maturity in accordance with the provisions of “Investments – Debt and Equity Securities” accounting guidance. We do not have any investments classified as trading.

Available-for-sale securities reflected in Other Temporary Investments are carried at fair value with the unrealized gain or loss, net of tax, reported in AOCI. Held-to-maturity securities reflected in Other Temporary Investments are carried at amortized cost. The cost of securities sold is based on the specific identification or weighted average cost method.

In evaluating potential impairment of securities with unrealized losses, we considered, among other criteria, the current fair value compared to cost, the length of time the security's fair value has been below cost, our intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in value and current economic conditions. See “Fair Value Measurements of Other Temporary Investments” in Note 10.

Inventory	Inventory Fossil fuel inventories are generally carried at average cost. Materials and supplies inventories are carried at average cost.
Accounts Receivable

Accounts Receivable

Customer accounts receivable primarily include receivables from wholesale and retail energy customers, receivables from energy contract counterparties related to our risk management activities and customer receivables primarily related to other revenue-generating activities.

We recognize revenue from electric power sales when we deliver power to our customers. To the extent that deliveries have occurred but a bill has not been issued, we accrue and recognize, as Accrued Unbilled Revenues on our balance sheets, an estimate of the revenues for energy delivered since the last billing.

AEP Credit factors accounts receivable on a daily basis, excluding receivables from risk management activities, for I&M, KGPCo, KPCo, OPCo, PSO, SWEPCo and a portion of APCo. Since APCo does not have regulatory authority to sell accounts receivable in its West Virginia regulatory jurisdiction, only a portion of APCo's accounts receivable are sold to AEP Credit. AEP Credit has a receivables securitization agreement with bank conduits. Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the billed and unbilled receivables AEP Credit acquires from affiliated utility subsidiaries.

Allowance for Uncollectible Accounts

Allowance for Uncollectible Accounts

Generally, AEP Credit records bad debt expense based upon a 12-month rolling average of bad debt write-offs in proportion to gross accounts receivable purchased from participating AEP subsidiaries. For receivables related to APCo's West Virginia operations, the bad debt reserve is calculated based on a rolling two-year average write-off in proportion to gross accounts receivable. For customer accounts receivables related to our risk management activities, accounts receivables are reviewed for bad debt reserves at a specific counterparty level basis. For the wires business of TCC and TNC, bad debt reserves are calculated using the specific identification of receivable balances greater than 120 days delinquent, and for those balances less than 120 days where the collection is doubtful. For miscellaneous accounts receivable, bad debt expense is recorded for all amounts outstanding 180 days or greater at 100%, unless specifically identified. Miscellaneous accounts receivable items open less than 180 days may be reserved using specific identification for bad debt reserves.

Emission Allowances

Emission Allowances

In regulated jurisdictions, we record emission allowances at cost, including the annual SO2 and NOx emission allowance entitlements received at no cost from the Federal EPA. In Ohio, we record allowances at the lower of cost or market for the period after our FAC expires in May 2015. We follow the inventory model for these allowances. We record allowances expected to be consumed within one year in Materials and Supplies and allowances with expected consumption beyond one year in Deferred Charges and Other Noncurrent Assets on our balance sheets. We record the consumption of allowances in the production of energy in Fuel and Other Consumables Used for Electric Generation on our statements of income at an average cost. We record allowances held for speculation in Prepayments and Other Current Assets on our balance sheets. We report the purchases and sales of allowances in the Operating Activities section of the statements of cash flows. We record the net margin on sales of emission allowances in Utility Operations Revenue on our statements of income because of its integral nature to the production process of energy and our revenue optimization strategy for our utility operations. The net margin on sales of emission allowances affects the determination of deferred fuel or deferred emission allowance costs and the amortization of regulatory assets for certain jurisdictions.

Property, Plant and Equipment and Equity Investments

Property, Plant and Equipment and Equity Investments

Regulated

Electric utility property, plant and equipment for our rate-regulated operations are stated at original purchase cost. Additions, major replacements and betterments are added to the plant accounts. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation under the group composite method of depreciation. The group composite method of depreciation assumes that on average, asset components are retired at the end of their useful lives and thus there is no gain or loss. The equipment in each primary electric plant account is identified as a separate group. Under the group composite method of depreciation, continuous interim routine replacements of items such as boiler tubes, pumps, motors, etc. result in the original cost, less salvage, being charged to accumulated depreciation. The depreciation rates that are established take into account the past history of interim capital replacements and the amount of salvage received. These rates and the related lives are subject to periodic review. Removal costs are charged to regulatory liabilities. The costs of labor, materials and overhead incurred to operate and maintain our plants are included in operating expenses.

Long-lived assets are required to be tested for impairment when it is determined that the carrying value of the assets may no longer be recoverable or when the assets meet the held-for-sale criteria under the accounting guidance for “Impairment or Disposal of Long-Lived Assets.” When it becomes probable that an asset in service or an asset under construction will be abandoned and regulatory cost recovery has been disallowed, the cost of that asset shall be removed from plant-in-service or CWIP and charged to expense. Equity investments are required to be tested for impairment when it is determined there may be an other-than-temporary loss in value.

The fair value of an asset or investment is the amount at which that asset or investment could be bought or sold in a current transaction between willing parties, as opposed to a forced or liquidation sale. Quoted market prices in active markets are the best evidence of fair value and are used as the basis for the measurement, if available. In the absence of quoted prices for identical or similar assets or investments in active markets, fair value is estimated using various internal and external valuation methods including cash flow analysis and appraisals.

Nonregulated

Our nonregulated operations generally follow the policies of our cost-based rate-regulated operations listed above but with the following exceptions. Property, plant and equipment of nonregulated operations and equity investments (included in Deferred Charges and Other Noncurrent Assets) are stated at fair value at acquisition (or as adjusted for any applicable impairments) plus the original cost of property acquired or constructed since the acquisition, less disposals. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation for most nonregulated operations under the group composite method of depreciation. For nonregulated plant assets, a gain or loss would be recorded if the retirement is not considered an interim routine replacement. Removal costs are charged to expense.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

AFUDC represents the estimated cost of borrowed and equity funds used to finance construction projects that is capitalized and recovered through depreciation over the service life of regulated electric utility plant. For nonregulated operations, including generating assets owned by OPCo and certain generating assets in Texas, interest is capitalized during construction in accordance with the accounting guidance for “Capitalization of Interest”. We record the equity component of AFUDC in Allowance for Equity Funds Used During Construction and the debt component of AFUDC as a reduction to Interest Expense.

Fair Value Measurements of Assets and Liabilities

Valuation of Nonderivative Financial Instruments

The book values of Cash and Cash Equivalents, Accounts Receivable, Short-term Debt and Accounts Payable approximate fair value because of the short-term maturity of these instruments. The book value of the pre-April 1983 spent nuclear fuel disposal liability approximates the best estimate of its fair value.

Fair Value Measurements of Assets and Liabilities

The accounting guidance for “Fair Value Measurements and Disclosures” establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). Where observable inputs are available for substantially the full term of the asset or liability, the instrument is categorized in Level 2. When quoted market prices are not available, pricing may be completed using comparable securities, dealer values, operating data and general market conditions to determine fair value. Valuation models utilize various inputs such as commodity, interest rate and, to a lesser degree, volatility and credit that include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, market corroborated inputs (i.e. inputs derived principally from, or correlated to, observable market data) and other observable inputs for the asset or liability.

For our commercial activities, exchange traded derivatives, namely futures contracts, are generally fair valued based on unadjusted quoted prices in active markets and are classified as Level 1. Level 2 inputs primarily consist of OTC broker quotes in moderately active or less active markets, as well as exchange traded contracts where there is insufficient market liquidity to warrant inclusion in Level 1. We verify our price curves using these broker quotes and classify these fair values within Level 2 when substantially all of the fair value can be corroborated. We typically obtain multiple broker quotes, which are non-binding in nature, but are based on recent trades in the marketplace. When multiple broker quotes are obtained, we average the quoted bid and ask prices. In certain circumstances, we may discard a broker quote if it is a clear outlier. We use a historical correlation analysis between the broker quoted location and the illiquid locations and if the points are highly correlated we include these locations within Level 2 as well. Certain OTC and bilaterally executed derivative instruments are executed in less active markets with a lower availability of pricing information. Long-dated and illiquid complex or structured transactions and FTRs can introduce the need for internally developed modeling inputs based upon extrapolations and assumptions of observable market data to estimate fair value. When such inputs have a significant impact on the measurement of fair value, the instrument is categorized as Level 3.

We utilize our trustee's external pricing service in our estimate of the fair value of the underlying investments held in the benefit plan and nuclear trusts. Our investment managers review and validate the prices utilized by the trustee to determine fair value. We perform our own valuation testing to verify the fair values of the securities. We receive audit reports of our trustee's operating controls and valuation processes. The trustee uses multiple pricing vendors for the assets held in the trusts.

Assets in the benefits and nuclear trusts, Cash and Cash Equivalents and Other Temporary Investments are classified using the following methods. Equities are classified as Level 1 holdings if they are actively traded on exchanges. Items classified as Level 1 are investments in money market funds, fixed income and equity mutual funds and domestic equity securities. They are valued based on observable inputs primarily unadjusted quoted prices in active markets for identical assets. Items classified as Level 2 are primarily investments in individual fixed income securities and cash equivalents funds. Fixed income securities do not trade on an exchange and do not have an official closing price but their valuation inputs are based on observable market data. Pricing vendors calculate bond valuations using financial models and matrices. The models use observable inputs including yields on benchmark securities, quotes by securities brokers, rating agency actions, discounts or premiums on securities compared to par prices, changes in yields for U.S. Treasury securities, corporate actions by bond issuers, prepayment schedules and histories, economic events and, for certain securities, adjustments to yields to reflect changes in the rate of inflation. Other securities with model-derived valuation inputs that are observable are also classified as Level 2 investments. Investments with unobservable valuation inputs are classified as Level 3 investments. Benefit plan assets included in Level 3 are primarily real estate and private equity investments that are valued using methods requiring judgment including appraisals.

Deferred Fuel Costs

Deferred Fuel Costs

The cost of fuel and related emission allowances and emission control chemicals/consumables is charged to Fuel and Other Consumables Used for Electric Generation expense when the fuel is burned or the allowance or consumable is utilized. The cost of fuel also includes the cost of nuclear fuel burned which is computed primarily on the units-of-production method. In regulated jurisdictions with an active FAC, fuel cost over-recoveries (the excess of fuel revenues billed to customers over applicable fuel costs incurred) are generally deferred as current regulatory liabilities and under-recoveries (the excess of applicable fuel costs incurred over fuel revenues billed to customers) are generally deferred as current regulatory assets. These deferrals are amortized when refunded or when billed to customers in later months with the state regulatory commissions' review and approval. The amount of an over-recovery or under-recovery can also be affected by actions of the state regulatory commissions. On a routine basis, state regulatory commissions review and/or audit our fuel procurement policies and practices, the fuel cost calculations and FAC deferrals. When a fuel cost disallowance becomes probable, we adjust our FAC deferrals and record provisions for estimated refunds to recognize these probable outcomes. Fuel cost over-recovery and under-recovery balances are classified as noncurrent when there is a phase-in plan or the FAC has been suspended or terminated.

Changes in fuel costs, including purchased power in Kentucky for KPCo, in Indiana and Michigan for I&M, in Ohio (beginning in 2012 through May 2015) for OPCo, in Arkansas, Louisiana and Texas for SWEPCo, in Oklahoma for PSO and in Virginia for APCo are reflected in rates in a timely manner through the FAC. Changes in fuel costs, including purchased power in Ohio (beginning in 2009 through 2011) for OPCo and in West Virginia for APCo are reflected in rates through FAC phase-in plans. The FAC generally includes some sharing of off-system sales. In West Virginia for APCo, all of the profits from off-system sales are given to customers through the FAC. None of the profits from off-system sales are given to customers through the FAC in Ohio for OPCo. A portion of profits from off-system sales are given to customers through the FAC and other rate mechanisms in Oklahoma for PSO, Arkansas, Louisiana and Texas for SWEPCo, Kentucky for KPCo, Virginia for APCo and in Indiana and Michigan (all areas of Michigan beginning in December 2010) for I&M. Where the FAC or off-system sales sharing mechanism is capped, frozen or non-existent, changes in fuel costs or sharing of off-system sales impacted earnings.

Revenue Recognition

Revenue Recognition

Regulatory Accounting

Our financial statements reflect the actions of regulators that can result in the recognition of revenues and expenses in different time periods than enterprises that are not rate-regulated. Regulatory assets (deferred expenses) and regulatory liabilities (deferred revenue reductions or refunds) are recorded to reflect the economic effects of regulation in the same accounting period by matching expenses with their recovery through regulated revenues and by matching income with its passage to customers in cost-based regulated rates.

When regulatory assets are probable of recovery through regulated rates, we record them as assets on our balance sheets. We test for probability of recovery at each balance sheet date or whenever new events occur. Examples of new events include the issuance of a regulatory commission order or passage of new legislation. If it is determined that recovery of a regulatory asset is no longer probable, we write off that regulatory asset as a charge against income.

Traditional Electricity Supply and Delivery Activities

Revenues are recognized from retail and wholesale electricity sales and electricity transmission and distribution delivery services. We recognize the revenues on our statements of income upon delivery of the energy to the customer and include unbilled as well as billed amounts. In accordance with the applicable state commission regulatory treatment, PSO and SWEPCo do not record the fuel portion of unbilled revenue.

Most of the power produced at the generation plants of the AEP East companies is sold to PJM, the RTO operating in the east service territory. We purchase power from PJM to supply our customers. Generally, these power sales and purchases are reported on a net basis as revenues on our statements of income. However, purchases of power in excess of sales to PJM, on an hourly net basis, used to serve retail load are recorded gross as Purchased Electricity for Resale on our statements of income. Other RTOs in which we participate do not function in the same manner as PJM. They function as balancing organizations and not as exchanges.

Physical energy purchases arising from non-derivative contracts are accounted for on a gross basis in Purchased Electricity for Resale on our statements of income. Energy purchases arising from non-trading derivative contracts are recorded based on the transaction's economic substance. Purchases under non-trading derivatives used to serve accrual based obligations are recorded in Purchased Electricity for Resale on our statements of income. All other non-trading derivative purchases are recorded net in revenues.

In general, we record expenses when purchased electricity is received and when expenses are incurred, with the exception of certain power purchase contracts that are derivatives and accounted for using MTM accounting where generation/supply rates are not cost-based regulated. In jurisdictions where the generation/supply business is subject to cost-based regulation, the unrealized MTM amounts are deferred as regulatory assets (for losses) and regulatory liabilities (for gains).

Energy Marketing and Risk Management Activities

We engage in wholesale electricity, natural gas, coal and emission allowances marketing and risk management activities focused on wholesale markets where we own assets and adjacent markets. Our activities include the purchase and sale of energy under forward contracts at fixed and variable prices and the buying and selling of financial energy contracts, which include exchange traded futures and options, as well as OTC options and swaps. We engage in certain energy marketing and risk management transactions with RTOs.

We recognize revenues and expenses from wholesale marketing and risk management transactions that are not derivatives upon delivery of the commodity. We use MTM accounting for wholesale marketing and risk management transactions that are derivatives unless the derivative is designated in a qualifying cash flow hedge relationship or a normal purchase or sale. We include the unrealized and realized gains and losses on wholesale marketing and risk management transactions that are accounted for using MTM in Revenues on our statements of income on a net basis. In jurisdictions subject to cost-based regulation, we defer the unrealized MTM amounts and some realized gains and losses as regulatory assets (for losses) and regulatory liabilities (for gains). We include unrealized MTM gains and losses resulting from derivative contracts on our balance sheets as Risk Management Assets or Liabilities as appropriate.

Certain qualifying wholesale marketing and risk management derivative transactions are designated as hedges of variability in future cash flows as a result of forecasted transactions (cash flow hedge). We initially record the effective portion of the cash flow hedge's gain or loss as a component of AOCI. When the forecasted transaction is realized and affects net income, we subsequently reclassify the gain or loss on the hedge from AOCI into revenues or expenses within the same financial statement line item as the forecasted transaction on our statements of income. Excluding those jurisdictions subject to cost-based regulation, we recognize the ineffective portion of the gain or loss in revenues or expense immediately on our statements of income, depending on the specific nature of the associated hedged risk. In regulated jurisdictions, we defer the ineffective portion as regulatory assets (for losses) and regulatory liabilities (for gains). See “Accounting for Cash Flow Hedging Strategies” section of Note 9.

Barging Activities

AEP River Operations' revenue is recognized based on percentage of voyage completion. The proportion of freight transportation revenue to be recognized is determined by applying a percentage to the contractual charges for such services. The percentage is determined by dividing the number of miles from the loading point to the position of the barge as of the end of the accounting period by the total miles to the destination specified in the customer's freight contract. The position of the barge at accounting period end is determined by our computerized barge tracking system.

Levelization of Nuclear Refueling Outage Costs

Levelization of Nuclear Refueling Outage Costs

In accordance with regulatory orders, I&M defers incremental operation and maintenance costs associated with periodic refueling outages at its Cook Plant and amortizes the costs over the period beginning with the month following the start of each unit's refueling outage and lasting until the end of the month in which the same unit's next scheduled refueling outage begins. I&M adjusts the amortization amount as necessary to ensure full amortization of all deferred costs by the end of the refueling cycle.

Maintenance

Maintenance

We expense maintenance costs as incurred. If it becomes probable that we will recover specifically-incurred costs through future rates, we establish a regulatory asset to match the expensing of those maintenance costs with their recovery in cost-based regulated revenues. In certain regulatory jurisdictions, we defer costs above the level included in base rates and amortize those deferrals commensurate with recovery through rate riders.

Income Taxes and Investment Tax Credits

Income Taxes and Investment Tax Credits

We use the liability method of accounting for income taxes. Under the liability method, we provide deferred income taxes for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence.

When the flow-through method of accounting for temporary differences is reflected in regulated revenues (that is, when deferred taxes are not included in the cost of service for determining regulated rates for electricity), we record deferred income taxes and establish related regulatory assets and liabilities to match the regulated revenues and tax expense.

We account for investment tax credits under the flow-through method except where regulatory commissions reflect investment tax credits in the rate-making process on a deferral basis. We amortize deferred investment tax credits over the life of the plant investment.

We account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.” We classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation.

AEP System Tax Allocation Agreement

We, along with our subsidiaries, file a consolidated federal income tax return. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to our subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Excise Taxes

Excise Taxes

We act as an agent for some state and local governments and collect from customers certain excise taxes levied by those state or local governments on our customers. We do not recognize these taxes as revenue or expense.

Government Grants

Government Grants

For APCo's commercial scale Carbon Capture and Sequestration facility at the Mountaineer Plant and OPCo's gridSMART® demonstration program, APCo and OPCo are reimbursed by the Department of Energy for allowable costs incurred during the billing period. These reimbursements result in the reduction of Other Operation and Maintenance expenses on our statements of income or a reduction in Construction Work in Progress on our balance sheets.

Debt

Debt

We defer gains and losses from the reacquisition of debt used to finance regulated electric utility plants and amortize the deferral over the remaining term of the reacquired debt in accordance with their rate-making treatment unless the debt is refinanced. If we refinance the reacquired debt associated with the regulated business, the reacquisition costs attributable to the portions of the business subject to cost-based regulatory accounting are generally deferred and amortized over the term of the replacement debt consistent with its recovery in rates. Some jurisdictions require that these costs be expensed upon reacquisition. We report gains and losses on the reacquisition of debt for operations not subject to cost-based rate regulation in Interest Expense on our statements of income.

We defer debt discount or premium and debt issuance expenses and amortize generally utilizing the straight-line method over the term of the related debt. The straight-line method approximates the effective interest method and is consistent with the treatment in rates for regulated operations. We include the net amortization expense in Interest Expense on our statements of income.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

When we acquire businesses, we record the fair value of all assets and liabilities, including intangible assets. To the extent that consideration exceeds the fair value of identified assets, we record goodwill. We do not amortize goodwill and intangible assets with indefinite lives. We test acquired goodwill and other intangible assets with indefinite lives for impairment at least annually at their estimated fair value. We test goodwill at the reporting unit level and other intangibles at the asset level. Fair value is the amount at which an asset or liability could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. Quoted market prices in active markets are the best evidence of fair value and are used as the basis for the measurement, if available. In the absence of quoted prices for identical or similar assets in active markets, we estimate fair value using various internal and external valuation methods. We amortize intangible assets with finite lives over their respective estimated lives to their estimated residual values. We also review the lives of the amortizable intangibles with finite lives on an annual basis.

Investments Held in Trust for Future Liabilities

Investments Held in Trust for Future Liabilities

We have several trust funds with significant investments intended to provide for future payments of pension and OPEB benefits, nuclear decommissioning and spent nuclear fuel disposal. All of our trust funds' investments are diversified and managed in compliance with all laws and regulations. Our investment strategy for trust funds is to use a diversified portfolio of investments to achieve an acceptable rate of return while managing the interest rate sensitivity of the assets relative to the associated liabilities. To minimize investment risk, the trust funds are broadly diversified among classes of assets, investment strategies and investment managers. We regularly review the actual asset allocations and periodically rebalance the investments to targeted allocations when appropriate. Investment policies and guidelines allow investment managers in approved strategies to use financial derivatives to obtain or manage market exposures and to hedge assets and liabilities. The investments are reported at fair value under the “Fair Value Measurements and Disclosures” accounting guidance.

Benefit Plans

All benefit plan assets are invested in accordance with each plan's investment policy. The investment policy outlines the investment objectives, strategies and target asset allocations by plan.

The investment philosophies for our benefit plans support the allocation of assets to minimize risks and optimize net returns. Strategies used include:

  Maintaining a long-term investment horizon.
  Diversifying assets to help control volatility of returns at acceptable levels.
  Managing fees, transaction costs and tax liabilities to maximize investment earnings.
  Using active management of investments where appropriate risk/return opportunities exist.
  Keeping portfolio structure style-neutral to limit volatility compared to applicable benchmarks.
  Using alternative asset classes such as real estate and private equity to maximize return and provide additional portfolio diversification.

The investment policy for the pension fund allocates assets based on the funded status of the pension plan. The objective of the asset allocation policy is to reduce the investment volatility of the plan over time. Generally, more of the investment mix will be allocated to fixed income investments as the plan becomes better funded. Assets will be transferred away from equity investments into fixed income investments based on the market value of plan assets compared to the plan's projected benefit obligation. The current target asset allocations are as follows:

Pension Plan Assets	Target
Equity	45.0%
Fixed Income	45.0%
Other Investments	10.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

The investment policy for each benefit plan contains various investment limitations. The investment policies establish concentration limits for securities. Investment policies prohibit the benefit trust funds from purchasing securities issued by AEP (with the exception of proportionate and immaterial holdings of AEP securities in passive index strategies). However, our investment policies do not preclude the benefit trust funds from receiving contributions in the form of AEP securities, provided that the AEP securities acquired by each plan may not exceed the limitations imposed by law. Each investment manager's portfolio is compared to a diversified benchmark index.

For equity investments, the limits are as follows:

  No security in excess of 5% of all equities.
  Cash equivalents must be less than 10% of an investment manager's equity portfolio.
  No individual stock may be more than 10% of each manager's equity portfolio.
  No investment in excess of 5% of an outstanding class of any company.
  No securities may be bought or sold on margin or other use of leverage.

For fixed income investments, the concentration limits must not exceed:

  3% in any single issuer
  5% private placements
  5% convertible securities
  60% for bonds rated AA+ or lower
  50% for bonds rated A+ or lower
  10% for bonds rated BBB- or lower

For obligations of non-government issuers, the following limitations apply:

  AAA rated debt: a single issuer should account for no more than 5% of the portfolio.
  AA+, AA, AA- rated debt: a single issuer should account for no more than 3% of the portfolio.
  Debt rated A+ or lower: a single issuer should account for no more than 2% of the portfolio.
  No more than 10% of the portfolio may be invested in high yield and emerging market debt combined at any time.

A portion of the pension assets is invested in real estate funds to provide diversification, add return and hedge against inflation. Real estate properties are illiquid, difficult to value and not actively traded. The pension plan uses external real estate investment managers to invest in commingled funds that hold real estate properties. To mitigate investment risk in the real estate portfolio, commingled real estate funds are used to ensure that holdings are diversified by region, property type and risk classification. Real estate holdings include core, value-added and development risk classifications and some investments in Real Estate Investment Trusts (REITs), which are publicly traded real estate securities classified as Level 1.

A portion of the pension assets is invested in private equity. Private equity investments add return and provide diversification and typically require a long-term time horizon to evaluate investment performance. Private equity is classified as an alternative investment because it is illiquid, difficult to value and not actively traded. The pension plan uses limited partnerships and commingled funds to invest across the private equity investment spectrum. Our private equity holdings are with 11 general partners who help monitor the investments and provide investment selection expertise. The holdings are currently comprised of venture capital, buyout and hybrid debt and equity investment instruments. Commingled private equity funds are used to enhance the holdings' diversity.

We participate in a securities lending program with BNY Mellon to provide incremental income on idle assets and to provide income to offset custody fees and other administrative expenses. We lend securities to borrowers approved by BNY Mellon in exchange for cash collateral. All loans are collateralized by at least 102% of the loaned asset's market value and the cash collateral is invested. The difference between the rebate owed to the borrower and the cash collateral rate of return determines the earnings on the loaned security. The securities lending program's objective is providing modest incremental income with a limited increase in risk.

We hold trust owned life insurance (TOLI) underwritten by The Prudential Insurance Company in the OPEB plan trusts. The strategy for holding life insurance contracts in the taxable Voluntary Employees' Beneficiary Association (VEBA) trust is to minimize taxes paid on the asset growth in the trust. Earnings on plan assets are tax-deferred within the TOLI contract and can be tax-free if held until claims are paid. Life insurance proceeds remain in the trust and are used to fund future retiree medical benefit liabilities. With consideration to other investments held in the trust, the cash value of the TOLI contracts is invested in two diversified funds. A portion is invested in a commingled fund with underlying investments in stocks that are actively traded on major international equity exchanges. The other portion of the TOLI cash value is invested in a diversified, commingled fixed income fund with underlying investments in government bonds, corporate bonds and asset-backed securities.

Cash and cash equivalents are held in each trust to provide liquidity and meet short-term cash needs. Cash equivalent funds are used to provide diversification and preserve principal. The underlying holdings in the cash funds are investment grade money market instruments including commercial paper, certificates of deposit, treasury bills and other types of investment grade short-term debt securities. The cash funds are valued each business day and provide daily liquidity.

Nuclear Trust Funds

Nuclear Trust Funds

Nuclear decommissioning and spent nuclear fuel trust funds represent funds that regulatory commissions allow us to collect through rates to fund future decommissioning and spent nuclear fuel disposal liabilities. By rules or orders, the IURC, the MPSC and the FERC established investment limitations and general risk management guidelines. In general, limitations include:

  Acceptable investments (rated investment grade or above when purchased).
  Maximum percentage invested in a specific type of investment.
  Prohibition of investment in obligations of AEP or its affiliates.
  Withdrawals permitted only for payment of decommissioning costs and trust expenses.

We maintain trust records for each regulatory jurisdiction. The trust assets may not be used for another jurisdiction's liabilities. Regulatory approval is required to withdraw decommissioning funds. These funds are managed by external investment managers who must comply with the guidelines and rules of the applicable regulatory authorities. The trust assets are invested to optimize the net of tax earnings of the trust giving consideration to liquidity, risk, diversification and other prudent investment objectives.

We record securities held in these trust funds as Spent Nuclear Fuel and Decommissioning Trusts on our balance sheets. We record these securities at fair value. We classify securities in the trust funds as available-for-sale due to their long-term purpose. Other-than-temporary impairments for investments in both debt and equity securities are considered realized losses as a result of securities being managed by an external investment management firm. The external investment management firm makes specific investment decisions regarding the equity and debt investments held in these trusts and generally intends to sell debt securities in an unrealized loss position as part of a tax optimization strategy. Impairments reduce the cost basis of the securities which will affect any future unrealized gain or realized gain or loss due to the adjusted cost of investment. We record unrealized gains and other-than-temporary impairments from securities in these trust funds as adjustments to the regulatory liability account for the nuclear decommissioning trust funds and to regulatory assets or liabilities for the spent nuclear fuel disposal trust funds in accordance with their treatment in rates. Consequently, changes in fair value of trust assets do not affect earnings or AOCI. See the “Nuclear Contingencies” section of Note 5 for additional discussion of nuclear matters. See “Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal” section of Note 10 for disclosure of the fair value of assets within the trusts.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity (net assets) of a business enterprise during a period from transactions and other events and circumstances from nonowner sources. It includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. Comprehensive income (loss) has two components: net income (loss) and other comprehensive income (loss).

Share-based Compensation

Stock-Based Compensation Plans

At December 31, 2011, we had stock options, performance units, restricted shares and restricted stock units outstanding under The Amended and Restated American Electric Power System Long-Term Incentive Plan (LTIP). This plan was last approved by shareholders in April 2010.

We maintain a variety of tax qualified and nonqualified deferred compensation plans for employees and non-employee directors that include, among other options, an investment in or an investment return equivalent to that of AEP common stock. This includes career share accounts maintained under the American Electric Power System Stock Ownership Requirement Plan, which facilitates executives in meeting minimum stock ownership requirements assigned to them by the HR Committee of the Board of Directors. Career shares are derived from vested performance units granted to employees under the LTIP. Career shares are equal in value to shares of AEP common stock and do not become payable to executives until after their service ends. Dividends paid on career shares are reinvested as additional career shares.

We compensate our non-employee directors, in part, with stock units under the American Electric Power Company, Inc. Stock Unit Accumulation Plan for Non-Employee Directors. These stock units become payable in cash to directors after their service ends.

In January 2006, we adopted accounting guidance for “Compensation - Stock Compensation” which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors, including stock options, based on estimated fair values.

We recognize compensation expense for all share-based awards with service only vesting conditions granted on or after January 2006 using the straight-line single-option method. Stock-based compensation expense recognized on our statements of income for the years ended December 31, 2011, 2010 and 2009 is based on awards ultimately expected to vest. Therefore, stock-based compensation expense has been reduced to reflect estimated forfeitures. Accounting guidance for “Compensation - Stock Compensation” requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

For the years ended December 31, 2011, 2010 and 2009, compensation expense is included in Net Income for the performance units, career shares, restricted shares, restricted stock units and the non-employee director's stock units. See Note 15 for additional discussion.

Earnings Per Share

Basic earnings per common share is calculated by dividing net earnings available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per common share is calculated by adjusting the weighted average outstanding common shares, assuming conversion of all potentially dilutive stock options and awards.

Benefit Plans (Policies)	12 Months Ended
Dec. 31, 2011
Benefits Policy [Abstract]
Pension And Other Postretirement Plans

We sponsor a qualified pension plan and two unfunded nonqualified pension plans. Substantially all of our employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. We sponsor OPEB plans to provide medical and life insurance benefits for retired employees.

We recognize the funded status associated with our defined benefit pension and OPEB plans in the balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. We recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. We record a regulatory asset instead of other comprehensive income for qualifying benefit costs of our regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Derivatives and Hedging (Policies)	12 Months Ended
Dec. 31, 2011
Derivatives Policy [Abstract]
Derivatives and Hedging

OBJECTIVES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS

We are exposed to certain market risks as a major power producer and marketer of wholesale electricity, coal and emission allowances. These risks include commodity price risk, interest rate risk, credit risk and, to a lesser extent, foreign currency exchange risk. These risks represent the risk of loss that may impact us due to changes in the underlying market prices or rates. We manage these risks using derivative instruments.

STRATEGIES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS TO ACHIEVE OBJECTIVES

Trading Strategies

Our strategy surrounding the use of derivative instruments for trading purposes focuses on seizing market opportunities to create value driven by expected changes in the market prices of the commodities in which we transact.

Risk Management Strategies

Our strategy surrounding the use of derivative instruments focuses on managing our risk exposures, future cash flows and creating value utilizing both economic and formal hedging strategies. To accomplish our objectives, we primarily employ risk management contracts including physical forward purchase and sale contracts, financial forward purchase and sale contracts and financial swap instruments. Not all risk management contracts meet the definition of a derivative under the accounting guidance for “Derivatives and Hedging.” Derivative risk management contracts elected normal under the normal purchases and normal sales scope exception are not subject to the requirements of this accounting guidance.

We enter into power, coal, natural gas, interest rate and, to a lesser degree, heating oil and gasoline, emission allowance and other commodity contracts to manage the risk associated with our energy business. We enter into interest rate derivative contracts in order to manage the interest rate exposure associated with our commodity portfolio. For disclosure purposes, such risks are grouped as “Commodity,” as they are related to energy risk management activities. We also engage in risk management of interest rate risk associated with debt financing and foreign currency risk associated with future purchase obligations denominated in foreign currencies. For disclosure purposes, these risks are grouped as “Interest Rate and Foreign Currency.” The amount of risk taken is determined by the Commercial Operations and Finance groups in accordance with our established risk management policies as approved by the Finance Committee of our Board of Directors.

Fair Value Hedging Strategies

We enter into interest rate derivative transactions as part of an overall strategy to manage the mix of fixed-rate and floating-rate debt. Certain interest rate derivative transactions effectively modify our exposure to interest rate risk by converting a portion of our fixed-rate debt to a floating rate. Provided specific criteria are met, these interest rate derivatives are designated as fair value hedges.

Cash Flow Hedging Strategies

We enter into and designate as cash flow hedges certain derivative transactions for the purchase and sale of power, coal, natural gas and heating oil and gasoline (“Commodity”) in order to manage the variable price risk related to the forecasted purchase and sale of these commodities. We monitor the potential impacts of commodity price changes and, where appropriate, enter into derivative transactions to protect profit margins for a portion of future electricity sales and fuel or energy purchases. We do not hedge all commodity price risk.

Our vehicle fleet and barge operations are exposed to gasoline and diesel fuel price volatility. We enter into financial heating oil and gasoline derivative contracts in order to mitigate price risk of our future fuel purchases. For disclosure purposes, these contracts are included with other hedging activities as “Commodity.” We do not hedge all fuel price risk.

We enter into a variety of interest rate derivative transactions in order to manage interest rate risk exposure. Some interest rate derivative transactions effectively modify our exposure to interest rate risk by converting a portion of our floating-rate debt to a fixed rate. We also enter into interest rate derivative contracts to manage interest rate exposure related to future borrowings of fixed-rate debt. Our forecasted fixed-rate debt offerings have a high probability of occurrence as the proceeds will be used to fund existing debt maturities and projected capital expenditures. We do not hedge all interest rate exposure.

At times, we are exposed to foreign currency exchange rate risks primarily when we purchase certain fixed assets from foreign suppliers. In accordance with our risk management policy, we may enter into foreign currency derivative transactions to protect against the risk of increased cash outflows resulting from a foreign currency's appreciation against the dollar. We do not hedge all foreign currency exposure.

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND THE IMPACT ON OUR FINANCIAL STATEMENTS

The accounting guidance for “Derivatives and Hedging” requires recognition of all qualifying derivative instruments as either assets or liabilities on the balance sheets at fair value. The fair values of derivative instruments accounted for using MTM accounting or hedge accounting are based on exchange prices and broker quotes. If a quoted market price is not available, the estimate of fair value is based on the best information available including valuation models that estimate future energy prices based on existing market and broker quotes, supply and demand market data and assumptions. In order to determine the relevant fair values of our derivative instruments, we also apply valuation adjustments for discounting, liquidity and credit quality.

Credit risk is the risk that a counterparty will fail to perform on the contract or fail to pay amounts due. Liquidity risk represents the risk that imperfections in the market will cause the price to vary from estimated fair value based upon prevailing market supply and demand conditions. Since energy markets are imperfect and volatile, there are inherent risks related to the underlying assumptions in models used to fair value risk management contracts. Unforeseen events may cause reasonable price curves to differ from actual price curves throughout a contract's term and at the time a contract settles. Consequently, there could be significant adverse or favorable effects on future net income and cash flows if market prices are not consistent with our estimates of current market consensus for forward prices in the current period. This is particularly true for longer term contracts. Cash flows may vary based on market conditions, margin requirements and the timing of settlement of our risk management contracts.

According to the accounting guidance for “Derivatives and Hedging,” we reflect the fair values of our derivative instruments subject to netting agreements with the same counterparty net of related cash collateral. For certain risk management contracts, we are required to post or receive cash collateral based on third party contractual agreements and risk profiles.

Certain qualifying derivative instruments have been designated as normal purchase or normal sale contracts, as provided in the accounting guidance for “Derivatives and Hedging.” Derivative contracts that have been designated as normal purchases or normal sales under that accounting guidance are not subject to MTM accounting treatment and are recognized on the statements of income on an accrual basis.

Our accounting for the changes in the fair value of a derivative instrument depends on whether it qualifies for and has been designated as part of a hedging relationship and further, on the type of hedging relationship. Depending on the exposure, we designate a hedging instrument as a fair value hedge or a cash flow hedge.

For contracts that have not been designated as part of a hedging relationship, the accounting for changes in fair value depends on whether the derivative instrument is held for trading purposes. Unrealized and realized gains and losses on derivative instruments held for trading purposes are included in Revenues on a net basis on the statements of income. Unrealized and realized gains and losses on derivative instruments not held for trading purposes are included in Revenues or Expenses on the statements of income depending on the relevant facts and circumstances. However, unrealized and some realized gains and losses in regulated jurisdictions for both trading and non-trading derivative instruments are recorded as regulatory assets (for losses) or regulatory liabilities (for gains) in accordance with the accounting guidance for “Regulated Operations.”

Accounting for Fair Value Hedging Strategies

For fair value hedges (i.e. hedging the exposure to changes in the fair value of an asset, liability or an identified portion thereof attributable to a particular risk), the gain or loss on the derivative instrument as well as the offsetting gain or loss on the hedged item associated with the hedged risk impacts Net Income during the period of change.

We record realized and unrealized gains or losses on interest rate swaps that qualify for fair value hedge accounting treatment and any offsetting changes in the fair value of the debt being hedged in Interest Expense on our statements of income.

Accounting for Cash Flow Hedging Strategies

For cash flow hedges (i.e. hedging the exposure to variability in expected future cash flows attributable to a particular risk), we initially report the effective portion of the gain or loss on the derivative instrument as a component of Accumulated Other Comprehensive Income (Loss) on our balance sheets until the period the hedged item affects Net Income. We recognize any hedge ineffectiveness in Net Income immediately during the period of change, except in regulated jurisdictions where hedge ineffectiveness is recorded as a regulatory asset (for losses) or a regulatory liability (for gains).

Realized gains and losses on derivative contracts for the purchase and sale of power, coal, natural gas, and heating oil and gasoline designated as cash flow hedges are included in Revenues, Fuel and Other Consumables Used for Electric Generation or Purchased Electricity for Resale on our statements of income or in Regulatory Assets or Regulatory Liabilities on our balance sheets, depending on the specific nature of the risk being hedged.

We reclassify gains and losses on financial fuel derivative contracts designated as cash flow hedges from Accumulated Other Comprehensive Income (Loss) on our balance sheets into Other Operation expense, Maintenance expense or Depreciation and Amortization expense, as it relates to capital projects, on our statements of income.

We reclassify gains and losses on interest rate derivative hedges related to our debt financings from Accumulated Other Comprehensive Income (Loss) into Interest Expense in those periods in which hedged interest payments occur.

The accumulated gains or losses related to our foreign currency hedges are reclassified from Accumulated Other Comprehensive Income (Loss) on our balance sheets into Depreciation and Amortization expense on our statements of income over the depreciable lives of the fixed assets designated as the hedged items in qualifying foreign currency hedging relationships.

Credit Risk

We limit credit risk in our wholesale marketing and trading activities by assessing the creditworthiness of potential counterparties before entering into transactions with them and continuing to evaluate their creditworthiness on an ongoing basis. We use Moody's, Standard and Poor's and current market-based qualitative and quantitative data as well as financial statements to assess the financial health of counterparties on an ongoing basis.

We use standardized master agreements which may include collateral requirements. These master agreements facilitate the netting of cash flows associated with a single counterparty. Cash, letters of credit and parental/affiliate guarantees may be obtained as security from counterparties in order to mitigate credit risk. The collateral agreements require a counterparty to post cash or letters of credit in the event an exposure exceeds our established threshold. The threshold represents an unsecured credit limit which may be supported by a parental/affiliate guaranty, as determined in accordance with our credit policy. In addition, collateral agreements allow for termination and liquidation of all positions in the event of a failure or inability to post collateral.

Collateral Triggering Events

Under the tariffs of the RTOs and Independent System Operators (ISOs) and a limited number of derivative and non-derivative contracts primarily related to our competitive retail auction loads, we are obligated to post an additional amount of collateral if our credit ratings decline below investment grade. The amount of collateral required fluctuates based on market prices and our total exposure. On an ongoing basis, our risk management organization assesses the appropriateness of these collateral triggering items in contracts. AEP and its subsidiaries have not experienced a downgrade below investment grade.

In addition, a majority of our non-exchange traded commodity contracts contain cross-default provisions that, if triggered, would permit the counterparty to declare a default and require settlement of the outstanding payable. These cross-default provisions could be triggered if there was a non-performance event by Parent or the obligor under outstanding debt or a third party obligation in excess of $50 million. On an ongoing basis, our risk management organization assesses the appropriateness of these cross-default provisions in our contracts. We do not anticipate a non-performance event under these provisions.

Fair Value Measurements (Policies)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements (Policies) [Abstract]
Fair Values of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities. These instruments are not marked-to-market. The estimates presented are not necessarily indicative of the amounts that we could realize in a current market exchange.

Fair Value Assets And Liabilities Measured On Recurring Basis

As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. There have not been any significant changes in AEP's valuation techniques.

Income Taxes (Policies)	12 Months Ended
Dec. 31, 2011
Income Tax (Policies) [Abstract]
Income Tax Policy

Income Taxes and Investment Tax Credits

We use the liability method of accounting for income taxes. Under the liability method, we provide deferred income taxes for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence.

When the flow-through method of accounting for temporary differences is reflected in regulated revenues (that is, when deferred taxes are not included in the cost of service for determining regulated rates for electricity), we record deferred income taxes and establish related regulatory assets and liabilities to match the regulated revenues and tax expense.

We account for investment tax credits under the flow-through method except where regulatory commissions reflect investment tax credits in the rate-making process on a deferral basis. We amortize deferred investment tax credits over the life of the plant investment.

We account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.” We classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation.

AEP System Tax Allocation Agreement

We, along with our subsidiaries, file a consolidated federal income tax return. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to our subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Stock-Based Compensation (Policies)	12 Months Ended
Dec. 31, 2011
Share Based Compensation Abstract
Share-based Compensation

Stock-Based Compensation Plans

At December 31, 2011, we had stock options, performance units, restricted shares and restricted stock units outstanding under The Amended and Restated American Electric Power System Long-Term Incentive Plan (LTIP). This plan was last approved by shareholders in April 2010.

We maintain a variety of tax qualified and nonqualified deferred compensation plans for employees and non-employee directors that include, among other options, an investment in or an investment return equivalent to that of AEP common stock. This includes career share accounts maintained under the American Electric Power System Stock Ownership Requirement Plan, which facilitates executives in meeting minimum stock ownership requirements assigned to them by the HR Committee of the Board of Directors. Career shares are derived from vested performance units granted to employees under the LTIP. Career shares are equal in value to shares of AEP common stock and do not become payable to executives until after their service ends. Dividends paid on career shares are reinvested as additional career shares.

We compensate our non-employee directors, in part, with stock units under the American Electric Power Company, Inc. Stock Unit Accumulation Plan for Non-Employee Directors. These stock units become payable in cash to directors after their service ends.

In January 2006, we adopted accounting guidance for “Compensation - Stock Compensation” which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors, including stock options, based on estimated fair values.

We recognize compensation expense for all share-based awards with service only vesting conditions granted on or after January 2006 using the straight-line single-option method. Stock-based compensation expense recognized on our statements of income for the years ended December 31, 2011, 2010 and 2009 is based on awards ultimately expected to vest. Therefore, stock-based compensation expense has been reduced to reflect estimated forfeitures. Accounting guidance for “Compensation - Stock Compensation” requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

For the years ended December 31, 2011, 2010 and 2009, compensation expense is included in Net Income for the performance units, career shares, restricted shares, restricted stock units and the non-employee director's stock units. See Note 15 for additional discussion.

Stock Options [Member]
Share Based Compensation Abstract
Share-based Compensation

We did not grant stock options in 2011, 2010 or 2009 but we do have outstanding stock options from grants in earlier periods that vested or were exercised in these years. The exercise price of all outstanding stock options equaled or exceeded the market price of AEP's common stock on the date of grant. All outstanding stock options were granted with a ten-year term and generally vested, subject to the participant's continued employment, in approximately equal 1/3 increments on January 1st of the year following the first, second and third anniversary of the grant date. We record compensation cost for stock options over the vesting period based on the fair value on the grant date. The LTIP does not specify a maximum contractual term for stock options.

Performance Units [Member]
Share Based Compensation Abstract
Share-based Compensation

Our performance units have a value upon vesting equal to the market value of shares of AEP common stock. The number of performance units held is multiplied by the performance score to determine the actual number of performance units realized. The performance score is determined at the end of the performance period based on performance measures, which include both performance and market conditions, established for each grant at the beginning of the performance period by the HR Committee and can range from 0% to 200%. For the three-year performance and vesting period ending on December 31, 2009, performance units were paid in cash or stock at the employee's election unless they were needed to satisfy a participant's stock ownership requirement. For the three-year performance and vesting periods ending on December 31, 2010 and 2011, performance units were paid in cash, unless they were needed to satisfy a participant's stock ownership requirement. In that case, the number of units needed to satisfy the participant's largest stock ownership requirement was mandatorily deferred as AEP Career Shares until after the end of the participant's AEP career. AEP Career Shares are a form of non-qualified deferred compensation that have a value equivalent to shares of AEP common stock. AEP Career Shares are paid in cash after the participant's termination of employment. Amounts equivalent to cash dividends on both performance units and AEP Career Shares accrue as additional units. We recorded compensation cost for performance units over the three-year vesting period. The liability for both the performance units and AEP Career Shares, recorded in Employee Benefits and Pension Obligations on our balance sheets, is adjusted for changes in value. The fair value of performance unit awards is based on the estimated performance score and the current 20-day average closing price of AEP common stock at the date of valuation.

Performance scores and final awards are determined and certified by the HR Committee in accordance with the pre-established performance measures within approximately a month after the end of the performance period. The HR Committee has discretion to reduce or eliminate the value of final awards, but may not increase them. The performance scores for all open performance periods are dependent on two equally-weighted performance measures: (a) three-year total shareholder return measured relative to the electric utility and multi utility sub-industry segments of the Standard and Poor's 500 Index and (b) three-year cumulative earnings per share measured relative to an AEP Board of Directors approved target. The value of each performance unit earned is equal to the average closing price of AEP common stock for the last 20 trading days of the performance period.

Restricted Shares and Restricted Stock Units [Member]
Share Based Compensation Abstract
Share-based Compensation

Compensation cost for restricted shares is measured at fair value on the grant date and recorded over the vesting period. Fair value is determined by multiplying the number of shares granted by the grant date market closing price, which was $30.76. The maximum term for these restricted shares was eight years and dividends on these restricted shares were paid in cash. AEP has not granted other restricted shares.

The HR Committee also grants restricted stock units (RSUs), which generally vest, subject to the participant's continued employment, over at least three years in approximately equal annual increments. Additional RSUs granted as dividends vest on the same date as the underlying RSUs on which the dividends were awarded. Compensation cost is measured at fair value on the grant date and recorded over the vesting period. Fair value is determined by multiplying the number of units granted by the grant date market closing price. The maximum contractual term of outstanding RSUs is six years from the grant date.

Stock Unit Accumulation Plan for Non Employee Directors [Member]
Share Based Compensation Abstract
Share-based Compensation

We also have a Stock Unit Accumulation Plan for Non-employee Directors providing each non-employee director with AEP stock units as a substantial portion of their quarterly compensation for their services as a director. The number of stock units provided is based on the closing price of AEP common stock on the last trading day of the quarter for which the stock units were earned. Amounts equivalent to cash dividends on the stock units accrue as additional AEP stock units. The non-employee directors vest immediately upon award of the stock units. Stock units are paid in cash upon termination of board service or up to 10 years later if the participant so elects. Cash payments for stock units are calculated based on the average closing price of AEP common stock for the last 20 trading days prior to the distribution date.

We recorded the compensation cost for stock units when the units are awarded and adjusted the liability for changes in value based on the current 20-day average closing price of AEP common stock at the date of valuation.

Stock Based Compensation [Member]
Share Based Compensation Abstract
Share-based Compensation

As approved by shareholder vote, the Amended and Restated American Electric Power System Long-Term Incentive Plan (LTIP) authorizes the use of 20,000,000 shares of AEP common stock for various types of stock-based compensation awards, including stock options, to employees. A maximum of 10,000,000 shares may be used under this plan for full value share awards, which includes performance units, restricted shares and restricted stock units. The AEP Board of Directors and shareholders last approved the LTIP in 2010. The following sections provide further information regarding each type of stock-based compensation award granted by the Human Resources Committee of the Board of Directors (HR Committee).

Unrecognized compensation cost related to the performance units and AEP Career Shares will change as the fair value is adjusted each period and forfeitures for all award types are realized. Our unrecognized compensation cost will be recognized over a weighted-average period of 1.49 years.

Our practice is to use authorized but unissued shares to fulfill share commitments for stock option exercises and RSU vesting. Although we do not currently anticipate any changes to this practice, we are permitted to use treasury shares, shares acquired in the open market specifically for distribution under the LTIP or any combination thereof for this purpose. The number of new shares issued to fulfill vesting RSUs is generally reduced to offset our tax withholding obligation.

Property, Plant and Equipment (Policies)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment (Policies) [Abstract]
Depreciation, Depletion and Amortization, Policy

We provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class

We provide for depreciation, depletion and amortization of coal-mining assets over each asset's estimated useful life or the estimated life of each mine, whichever is shorter, using the straight-line method for mining structures and equipment. We use either the straight-line method or the units-of-production method to amortize mine development costs and deplete coal rights based on estimated recoverable tonnages. We include these costs in the cost of coal charged to fuel expense.

For rate-regulated operations, the composite depreciation rate generally includes a component for non-asset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability. For nonregulated operations, non-ARO removal costs are expensed as incurred.

Asset Retirement Obligations, Policy

Asset Retirement Obligations (ARO)

We record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for our legal obligations for asbestos removal and for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant, wind farms and certain coal mining facilities, as well as for nuclear decommissioning of our Cook Plant. We have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which we have assets. Generally, such easements are perpetual and require only the retirement and removal of our assets upon the cessation of the property's use. We do not estimate the retirement for such easements because we plan to use our facilities indefinitely. The retirement obligation would only be recognized if and when we abandon or cease the use of specific easements, which is not expected.

Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Organization and Summary of Significant Accounting Policies (Tables) [Abstract]
Consolidated Assets and Liabilities of Variable Interest Entities
AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2011
(in millions)

					TCC
	SWEPCo	I&M	Protected Cell		Transition
	Sabine	DCC Fuel	of EIS	AEP Credit	Funding
ASSETS
Current Assets	$48	$118	$121	$910	$220
Net Property, Plant and Equipment	154	188	-	-	-
Other Noncurrent Assets	42	118	6	1	1,580
Total Assets	$244	$424	$127	$911	$1,800

LIABILITIES AND EQUITY
Current Liabilities	$68	$103	$40	$864	$229
Noncurrent Liabilities	176	321	71	1	1,557
Equity	-	-	16	46	14
Total Liabilities and Equity	$244	$424	$127	$911	$1,800

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2010
(in millions)

					TCC
	SWEPCo	I&M	Protected Cell		Transition
	Sabine	DCC Fuel	of EIS	AEP Credit	Funding
ASSETS
Current Assets	$50	$92	$131	$924	$214
Net Property, Plant and Equipment	139	173	-	-	-
Other Noncurrent Assets	34	112	1	10	1,746
Total Assets	$223	$377	$132	$934	$1,960

LIABILITIES AND EQUITY
Current Liabilities	$33	$79	$33	$886	$221
Noncurrent Liabilities	190	298	85	1	1,725
Equity	-	-	14	47	14
Total Liabilities and Equity	$223	$377	$132	$934	$1,960

Target Asset Allocations
Pension Plan Assets	Target
Equity	45.0%
Fixed Income	45.0%
Other Investments	10.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

Accumulated Other Comprehensive Income (Loss)(AOCI)
	December 31,
Components	2011	2010
	(in millions)
Cash Flow Hedges, Net of Tax	$(23)	$11
Securities Available for Sale, Net of Tax	2	4
Amortization of Pension and OPEB Deferred Costs, Net of Tax	81	57
Pension and OPEB Funded Status, Net of Tax	(530)	(453)
Total	$(470)	$(381)

Basic and Diluted EPS Calculations
	Years Ended December 31,
Amounts Attributable to AEP Common Shareholders	2011	2010	2009
	(in millions)
Income Before Extraordinary Items	$1,568	$1,211	$1,362
Extraordinary Items, Net of Tax	373	-	(5)
Net Income	$1,941	$1,211	$1,357

	Years Ended December 31,
	2011		2010		2009
	(in millions, except per share data)
		$/share		$/share		$/share
Earnings Attributable to AEP Common
Shareholders	$1,941		$1,211		$1,357

Weighted Average Number of Basic Shares
Outstanding	482.2	$4.02	479.4	$2.53	458.7	$2.96
Weighted Average Dilutive Effect of:
Performance Share Units	-	-	0.1	-	0.3	-
Stock Options	0.1	-	-	-	-	-
Restricted Stock Units	0.2	-	0.1	-	-	-
Weighted Average Number of Diluted Shares
Outstanding	482.5	$4.02	479.6	$2.53	459.0	$2.96

Supplementary Information
Supplementary Information

	Years Ended December 31,
Related Party Transactions	2011		2010		2009

	(in millions)
AEP Consolidated Revenues – Utility Operations:
Ohio Valley Electric Corporation (43.47% owned)	$-		$(20)	(a)	$-
AEP Consolidated Revenues – Other Revenues:
Ohio Valley Electric Corporation – Barging and Other
Transportation Services (43.47% Owned)	37		29		31
AEP Consolidated Expenses – Purchased Electricity
for Resale:
Ohio Valley Electric Corporation (43.47% Owned)	383	(b)	302	(b)	286

(a)       The AEP Power Pool purchased power from OVEC to serve off-system sales through an agreement that began in January 2010 and ended in June 2010.

(b)       The AEP Power Pool purchased power from OVEC to serve retail sales in 2011 and 2010. The total amount reported in 2011 and 2010 includes $66 million and $10 million, respectively, related to these agreements.

	Years Ended December 31,
Cash Flow Information	2011	2010	2009
	(in millions)
Cash Paid (Received) for:
Interest, Net of Capitalized Amounts	$900	$958	$924
Income Taxes	(118)	(268)	(98)
Noncash Investing and Financing Activities:
Acquisitions Under Capital Leases	54	225	86
Construction Expenditures Included in Current Liabilities at December 31,	380	267	348

Dolet Hills Lignite Co, LLC [Member]
Organization and Summary of Significant Accounting Policies (Tables) [Abstract]
Companys Investment In Joint Venture
	December 31,
	2011		2010
	As Reported on	Maximum	As Reported on	Maximum
	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in millions)
Capital Contribution from SWEPCo	$8	$8	$6	$6
Retained Earnings	1	1	2	2
SWEPCo's Guarantee of Debt	-	52	-	48

Total Investment in DHLC	$9	$61	$8	$56

PATH West Virginia Transmission Co, LLC [Member]
Organization and Summary of Significant Accounting Policies (Tables) [Abstract]
Companys Investment In Joint Venture
	December 31,
	2011		2010
	As Reported on	Maximum	As Reported on	Maximum
	the Balance Sheet	Exposure	the Balance Sheet	Exposure
		(in millions)
Capital Contribution from AEP	$19	$19	$18	$18
Retained Earnings	10	10	6	6

Total Investment in PATH-WV	$29	$29	$24	$24

Effects of Regulation (Tables)	12 Months Ended
Dec. 31, 2011
Effects of Regulation (Tables) [Abstract]
Regulatory Assets
	December 31,		Remaining
	2011	2010	Recovery Period
Current Regulatory Assets	(in millions)
Under-recovered Fuel Costs - earns a return	$56	$73	1 year
Under-recovered Fuel Costs - does not earn a return	9	8	1 year
Total Current Regulatory Assets	$65	$81

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending future
proceedings to determine the recovery method and timing:

Regulatory Assets Currently Earning a Return
Storm Related Costs	$24	$55
Economic Development Rider	13	6
Customer Choice Deferrals	-	59
Line Extension Carrying Costs	-	55
Acquisition of Monongahela Power	-	8
Other Regulatory Assets Not Yet Being Recovered	-	1
Regulatory Assets Currently Not Earning a Return
Deferred Wind Power Costs	38	29
Environmental Rate Adjustment Clause	18	56
Mountaineer Carbon Capture and Storage Product Validation Facility	14	60
Special Rate Mechanism for Century Aluminum	13	13
Litigation Settlement	11	-
Storm Related Costs	10	45
Acquisition of Monongahela Power	-	4
Other Regulatory Assets Not Yet Being Recovered	14	4
Total Regulatory Assets Not Yet Being Recovered	155	395

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Capacity Auction True-Up	692	-	13 years
Fuel Adjustment Clause	521	476	7 years
Expanded Net Energy Charge	327	361	2 years
Distribution Asset Recovery Rider	173	-	7 years
Unamortized Loss on Reacquired Debt	92	93	32 years
Storm Related Costs	65	38	7 years
Meter Replacement Costs	39	4	29 years
Transmission Cost Recovery Rider	28	-	2 years
RTO Formation/Integration Costs	18	21	8 years
Economic Development Rider	12	1	1 year
Red Rock Generating Facility	10	10	45 years
Other Regulatory Assets Being Recovered	15	17	various
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	2,308	2,161	13 years
Income Taxes, Net	1,237	1,097	37 years
Postemployment Benefits	47	51	4 years
Cook Nuclear Plant Refueling Outage Levelization	41	54	2 years
Storm Related Costs	35	21	7 years
Expanded Net Energy Charge	32	-	6 years
Environmental Rate Adjustment Clause	24	-	2 years
Deferred PJM Fees	22	7	1 year
Transmission Rate Adjustment Clause	20	19	2 years
Deferred Restructuring Costs	18	6	7 years
Unrealized Loss on Forward Commitments	16	10	2 years
Asset Retirement Obligation	14	15	9 years
Vegetation Management	11	13	1 year
Restructuring Transition Costs	8	14	5 years
Off-system Sales Margin Sharing	-	13
Other Regulatory Assets Being Recovered	46	46	various
Total Regulatory Assets Being Recovered	5,871	4,548

Total Noncurrent Regulatory Assets	$6,026	$4,943

Regulatory Liabilities
	December 31,		Remaining
	2011	2010	Refund Period
Current Regulatory Liabilities	(in millions)
Over-recovered Fuel Costs - pays a return	$5	$16	1 year
Over-recovered Fuel Costs - does not pay a return	3	1	1 year
Total Current Regulatory Liabilities	$8	$17

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
Refundable Construction Financing Costs	$53	$20
Other Regulatory Liabilities Not Yet Being Paid	5	-
Regulatory Liabilities Currently Not Paying a Return
Over-recovery of Costs Related to gridSMART®	4	10
Other Regulatory Liabilities Not Yet Being Paid	4	11
Total Regulatory Liabilities Not Yet Being Paid	66	41

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	2,270	2,222	(a)
Advanced Metering Infrastructure Surcharge	78	61	9 years
Deferred Investment Tax Credits	27	32	11 years
Excess Earnings	13	13	42 years
Other Regulatory Liabilities Being Paid	4	4	various
Regulatory Liabilities Currently Not Paying a Return
Excess Asset Retirement Obligations for Nuclear Decommissioning
Liability	377	354	(b)
Deferred Investment Tax Credits	144	242	75 years
Spent Nuclear Fuel Liability	43	42	(b)
Unrealized Gain on Forward Commitments	41	60	5 years
Over-recovery of Transition Charges	41	38	10 years
Energy Efficiency/Peak Demand Reduction	40	10	1 year
Deferred State Income Tax Coal Credits	29	29	10 years
Over-recovery of PJM Expenses	-	12
Other Regulatory Liabilities Being Paid	22	11	various
Total Regulatory Liabilities Being Paid	3,129	3,130

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax
Credits	$3,195	$3,171

(a)	Relieved as removal costs are incurred.
(b)	Relieved when plant is decommissioned.

Commitments, Guarantees and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments, Guarantees and Contingencies (Tables) [Abstract]
Contractual Commitments
	Less Than 1			After
Contractual Commitments	year	2-3 years	4-5 years	5 years	Total

	(in millions)
Fuel Purchase Contracts (a)	$2,867	$3,918	$2,574	$3,108	$12,467
Energy and Capacity Purchase Contracts (b)	104	213	217	1,066	1,600
Construction Contracts for Capital Assets (c)	60	-	-	-	60
Total	$3,031	$4,131	$2,791	$4,174	$14,127

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.
(b)	Represents contractual commitments for energy and capacity purchase contracts.
(c)	Represents only capital assets for which we have signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

Bank of America Settlement Impact on Financial Statements
Statement of Income:	(in millions)
Other Operation Expense - Pretax Gain on Settlement	$51
Income Tax Expense	73
Net Loss After Tax	$(22)

Cash Flow Statement:
Net Income - Loss on Settlement with BOA and Enron	$(22)
Deferred Income Taxes	91
Gain on Settlement with BOA and Enron	(51)
Settlement of Litigation with BOA and Enron	(211)
Accrued Taxes, Net	(18)
Acquisition of Cushion Gas from BOA	(214)
Cash Paid	$(425)

Balance Sheet:
Deferred Charges and Other Noncurrent Assets - Gas Acquired	$214
Deferred Credits and Other Noncurrent Liabilities - Gas Service Liability	187
Accrued Taxes - Tax Benefit on Settlement with BOA and Enron	18
Deferred Income Taxes - Deferred Tax Benefit on Gas Service Liability	66

Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Benefit Plans (Tables) [Abstract]
Health Care Trend Rates
Health Care Trend Rates	2011	2010
Initial	7.50%	8.00%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2016	2016

Effect of a 1% change in assumed health care cost trend rates for the OPEB Health Care Plans
	1% Increase	1% Decrease
	(in millions)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement Health
Care Benefit Cost	$23	$(18)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit Obligation	274	(223)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets
			Other Postretirement
	Pension Plans		Benefit Plans
	2011	2010	2011	2010
Change in Benefit Obligation	(in millions)
Benefit Obligation at January 1	$4,807	$4,701	$2,125	$1,941
Service Cost	72	111	42	47
Interest Cost	237	253	109	113
Actuarial Loss	169	222	253	164
Plan Amendment Prior Service Credit	-	-	(196)	(36)
Curtailment	-	-	1	-
Benefit Payments	(294)	(480)	(150)	(142)
Participant Contributions	-	-	34	29
Medicare Subsidy	-	-	9	9
Benefit Obligation at December 31	$4,991	$4,807	$2,227	$2,125

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	$3,858	$3,403	$1,461	$1,308
Actual Gain (Loss) on Plan Assets	282	420	(14)	149
Company Contributions	457	515	79	117
Participant Contributions	-	-	34	29
Benefit Payments	(294)	(480)	(150)	(142)
Fair Value of Plan Assets at December 31	$4,303	$3,858	$1,410	$1,461

Underfunded Status at December 31	$(688)	$(949)	$(817)	$(664)

Benefit Amounts Recognized on the Balance Sheets
Benefit Amounts Recognized on the Balance Sheets as of December 31, 2011 and 2010

			Other Postretirement
	Pension Plans		Benefit Plans

	December 31,
	2011	2010	2011	2010
	(in millions)
Other Current Liabilities - Accrued Short-term
Benefit Liability	$(8)	$(8)	$(4)	$(4)
Employee Benefits and Pension Obligations -
Accrued Long-term Benefit Liability	(680)	(941)	(813)	(660)
Underfunded Status	$(688)	$(949)	$(817)	$(664)

Amounts Included in AOCI and Regulatory Assets
Amounts Included in AOCI and Regulatory Assets as of December 31, 2011 and 2010

			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
	2011	2010	2011	2010
Components	(in millions)
Net Actuarial Loss	$2,208	$2,129	$979	$638
Prior Service Cost (Credit)	10	11	(210)	(20)
Transition Obligation	-	-	1	3

Recorded as
Regulatory Assets	$1,818	$1,764	$479	$388
Deferred Income Taxes	140	132	102	81
Net of Tax AOCI	260	244	189	152

Components of Change in Amounts Included in AOCI and Regulatory Assets
			Other Postretirement
	Pension Plans		Benefit Plans
	Years Ended December 31,
	2011	2010	2011	2010
Components	(in millions)
Actuarial Loss During the Year	$201	$121	$370	$121
Prior Service Credit	-	-	(191)	(36)
Amortization of Actuarial Loss	(122)	(89)	(29)	(29)
Amortization of Prior Service Credit (Cost)	(1)	-	1	-
Amortization of Transition Obligation	-	-	(2)	(27)
Change for the Year	$78	$32	$149	$29

Accumulated Benefit Obligation
	December 31,
Accumulated Benefit Obligation	2011	2010
	(in millions)
Qualified Pension Plan	$4,808	$4,659
Nonqualified Pension Plans	89	80
Total	$4,897	$4,739

Underfunded Accumulated Benefit Obligation
	Underfunded Pension Plans
	December 31,
	2011	2010
	(in millions)
Projected Benefit Obligation	$4,991	$4,807

Accumulated Benefit Obligation	$4,897	$4,739
Fair Value of Plan Assets	4,303	3,858
Underfunded Accumulated Benefit Obligation	$(594)	$(881)

Estimated Future Benefit Payments and Contributions
	Pension Plans	Other Postretirement Benefit Plans
	Pension	Benefit	Medicare Subsidy
	Payments	Payments	Receipts
	(in millions)
2012	$327	$145	$9
2013	334	148	-
2014	354	153	-
2015	356	160	-
2016	360	168	-
Years 2017 to 2021, in Total	1,864	955	2

Components of Net Periodic Benefit Cost
				Other Postretirement
	Pension Plans			Benefit Plans
	Years Ended December 31,
	2011	2010	2009	2011	2010	2009
	(in millions)
Service Cost	$72	$111	$104	$42	$47	$42
Interest Cost	237	253	254	109	113	110
Expected Return on Plan Assets	(314)	(312)	(321)	(109)	(105)	(80)
Curtailment	-	-	-	1	-	-
Amortization of Transition Obligation	-	-	-	2	27	27
Amortization of Prior Service Cost (Credit)	1	-	-	(1)	-	-
Amortization of Net Actuarial Loss	122	89	59	29	29	42
Net Periodic Benefit Cost	118	141	96	73	111	141
Capitalized Portion	(37)	(44)	(30)	(22)	(35)	(44)
Net Periodic Benefit Cost Recognized as
Expense	$81	$97	$66	$51	$76	$97

Estimated Amounts to be Amortized to Net Periodic Benefit Costs
		Other
		Postretirement
	Pension Plans	Benefit Plans
Components	(in millions)
Net Actuarial Loss	$145	$59
Prior Service Credit	(1)	(18)
Transition Obligation	-	1
Total Estimated 2012 Amortization	$144	$42

Expected to be Recorded as
Regulatory Asset	$116	$25
Deferred Income Taxes	10	6
Net of Tax AOCI	18	11
Total	$144	$42

Pension Plans [Member]
Benefit Plans (Tables) [Abstract]
Assets with Fair Value Hierarchy
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in millions)
Equities:
Domestic	$1,455	$-	$-	$-	$1,455	33.8%
International	399	-	-	-	399	9.3%
Real Estate Investment Trusts	104	-	-	-	104	2.4%
Common Collective Trust -
International	-	128	-	-	128	3.0%
Subtotal - Equities	1,958	128	-	-	2,086	48.5%

Fixed Income:
Common Collective Trust - Debt	-	26	-	-	26	0.6%
United States Government and
Agency Securities	-	566	-	-	566	13.2%
Corporate Debt	-	985	6	-	991	23.0%
Foreign Debt	-	190	-	-	190	4.4%
State and Local Government	-	48	-	-	48	1.1%
Other - Asset Backed	-	26	-	-	26	0.6%
Subtotal - Fixed Income	-	1,841	6	-	1,847	42.9%

Real Estate	-	-	163	-	163	3.8%

Alternative Investments	-	-	161	-	161	3.7%
Securities Lending	-	215	-	-	215	5.0%
Securities Lending Collateral (a)	-	-	-	(236)	(236)	(5.5)%

Cash and Cash Equivalents	-	93	-	-	93	2.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	(26)	(26)	(0.6)%

Total	$1,958	$2,277	$330	$(262)	$4,303	100.0%

  Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.
  Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in millions)
Equities:
Domestic	$1,350	$2	$-	$-	$1,352	35.1%
International	403	-	-	-	403	10.4%
Real Estate Investment Trusts	112	-	-	-	112	2.9%
Common Collective Trust -
International	-	163	-	-	163	4.2%
Subtotal - Equities	1,865	165	-	-	2,030	52.6%

Fixed Income:
United States Government and
Agency Securities	-	634	-	-	634	16.4%
Corporate Debt	-	672	-	-	672	17.4%
Foreign Debt	-	127	-	-	127	3.3%
State and Local Government	-	23	-	-	23	0.6%
Other - Asset Backed	-	51	-	-	51	1.3%
Subtotal - Fixed Income	-	1,507	-	-	1,507	39.0%

Real Estate	-	-	83	-	83	2.2%

Alternative Investments	-	-	130	-	130	3.4%
Securities Lending	-	254	-	-	254	6.6%
Securities Lending Collateral (a)	-	-	-	(276)	(276)	(7.1)%

Cash and Cash Equivalents (b)	-	127	-	2	129	3.3%
Other - Pending Transactions and
Accrued Income (c)	-	-	-	1	1	-%

Total	$1,865	$2,053	$213	$(273)	$3,858	100.0%

(a) Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b) Amounts in "Other" column primarily represent foreign currency holdings.

(c) Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Pension Plan Assets Level 3 Reconciliation
	Corporate	Real	Alternative	Total
	Debt	Estate	Investments	Level 3
	(in millions)
Balance as of January 1, 2011	$-	$83	$130	$213
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	22	9	31
Relating to Assets Sold During the Period	-	-	3	3
Purchases and Sales	-	58	19	77
Transfers into Level 3	6	-	-	6
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2011	$6	$163	$161	$330

		Alternative	Total
	Real Estate	Investments	Level 3
	(in millions)
Balance as of January 1, 2010	$90	$106	$196
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	(7)	4	(3)
Relating to Assets Sold During the Period	-	1	1
Purchases and Sales	-	19	19
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of December 31, 2010	$83	$130	$213

Other Postretirement Benefit Plans [Member]
Benefit Plans (Tables) [Abstract]
Assets with Fair Value Hierarchy
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in millions)
Equities:
Domestic	$348	$-	$-	$-	$348	24.7%
International	380	-	-	-	380	27.0%
Common Collective Trust -
Global	-	99	-	-	99	7.0%
Subtotal - Equities	728	99	-	-	827	58.7%

Fixed Income:
Common Collective Trust - Debt	-	69	-	-	69	4.9%
United States Government and
Agency Securities	-	81	-	-	81	5.7%
Corporate Debt	-	152	-	-	152	10.8%
Foreign Debt	-	32	-	-	32	2.3%
State and Local Government	-	9	-	-	9	0.6%
Other - Asset Backed	-	2	-	-	2	0.1%
Subtotal - Fixed Income	-	345	-	-	345	24.4%

Trust Owned Life Insurance:
International Equities	-	46	-	-	46	3.3%
United States Bonds	-	158	-	-	158	11.2%

Cash and Cash Equivalents	17	23	-	-	40	2.9%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	(6)	(6)	(0.5)%

Total	$745	$671	$-	$(6)	$1,410	100.0%

  Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in millions)
Equities:
Domestic	$584	$-	$-	$-	$584	40.0%
International	220	-	-	-	220	15.1%
Common Collective Trust -
Global	-	115	-	-	115	7.9%
Subtotal - Equities	804	115	-	-	919	63.0%

Fixed Income:
Common Collective Trust - Debt	-	48	-	-	48	3.3%
United States Government and
Agency Securities	-	93	-	-	93	6.4%
Corporate Debt	-	110	-	-	110	7.5%
Foreign Debt	-	25	-	-	25	1.7%
State and Local Government	-	3	-	-	3	0.2%
Other - Asset Backed	-	1	-	-	1	0.1%
Subtotal - Fixed Income	-	280	-	-	280	19.2%

Trust Owned Life Insurance:
International Equities	-	49	-	-	49	3.3%
United States Bonds	-	163	-	-	163	11.1%

Cash and Cash Equivalents (a)	21	25	-	1	47	3.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	3	3	0.2%

Total	$825	$632	$-	$4	$1,461	100.0%

(a) Amounts in "Other" column primarily represent foreign currency holdings.

(b) Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Benefit Obligations [Member]
Benefit Plans (Tables) [Abstract]
Actuarial Assumptions
					Other Postretirement
	Pension Plans				Benefit Plans
Assumptions	2011		2010		2011	2010
Discount Rate	4.55%		5.05%		4.75%	5.25%
Rate of Compensation Increase	4.85%	(a)	4.95%	(a)	NA	NA

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

NA Not applicable

Benefit Costs [Member]
Benefit Plans (Tables) [Abstract]
Actuarial Assumptions
				Other Postretirement
	Pension Plans			Benefit Plans
	2011	2010	2009	2011	2010	2009
Discount Rate	5.05%	5.60%	6.00%	5.25%	5.85%	6.10%
Expected Return on Plan Assets	7.75%	8.00%	8.00%	7.50%	8.00%	7.75%
Rate of Compensation Increase	4.85%	4.60%	5.90%	NA	NA	NA

NA Not Applicable

Business Segments (Tables)	12 Months Ended
Dec. 31, 2011
Business Segments (Tables) [Abstract]
Reportable Segment Information
				Nonutility Operations
					Generation
	Utility		Transmission	AEP River	and	All Other	Reconciling
	Operations		Operations	Operations	Marketing	(a)	Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2011
Revenues from:
External Customers	$14,088		$3	$696	$305	$24	$-		$15,116
Other Operating Segments	112		5	20	1	8	(146)		-
Total Revenues	$14,200		$8	$716	$306	$32	$(146)		$15,116

Depreciation and Amortization	$1,613		$-	$28	$25	$2	$(13)	(b)	$1,655
Interest Income	29		-	-	(1)	17	(18)		27
Carrying Costs Income	393		-	-	-	-	-		393
Interest Expense	886		1	18	18	43	(33)	(b)	933
Income Tax Expense (Credit)	722		2	24	(18)	88	-		818

Income (Loss) Before Extraordinary
Items	$1,549		$30	$45	$14	$(62)	$-		$1,576
Extraordinary Items, Net of Tax	373		-	-	-	-	-		373
Net Income (Loss)	$1,922		$30	$45	$14	$(62)	$-		$1,949

Gross Property Additions	$2,405		$263	$18	$2	$214	$-		$2,902

				Nonutility Operations
					Generation
	Utility		Transmission	AEP River	and	All Other	Reconciling
	Operations		Operations	Operations	Marketing	(a)	Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2010
Revenues from:
External Customers	$13,687		$-	$566	$173	$1	$-		$14,427
Other Operating Segments	105		1	22	-	14	(142)		-
Total Revenues	$13,792		$1	$588	$173	$15	$(142)		$14,427

Depreciation and Amortization	$1,598		$-	$24	$30	$2	$(13)	(b)	$1,641
Interest Income	8		-	-	2	31	(20)		21
Carrying Costs Income	70		-	-	-	-	-		70
Interest Expense	942		-	14	20	58	(35)	(b)	999
Income Tax Expense (Credit)	651		(1)	19	(20)	(6)	-		643

Net Income (Loss)	1,192		9	37	25	(45)	-		1,218

Gross Property Additions	2,440		35	23	1	1	-		2,500

				Nonutility Operations
					Generation
	Utility		Transmission	AEP River	and	All Other	Reconciling
	Operations		Operations	Operations	Marketing	(a)	Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2009
Revenues from:
External Customers	$12,733	(d)	$-	$490	$281	$(15)	$-		$13,489
Other Operating Segments	70	(d)	-	18	5	36	(129)		-
Total Revenues	$12,803		$-	$508	$286	$21	$(129)		$13,489

Depreciation and Amortization	$1,561		$-	$17	$29	$2	$(12)	(b)	$1,597
Interest Income	4		-	-	-	47	(40)		11
Carrying Costs Income	47		-	-	-	-	-		47
Interest Expense	916		-	5	21	86	(55)	(b)	973
Income Tax Expense (Credit)	553		-	23	-	(1)	-		575

Income (Loss) Before Extraordinary
Items	$1,325		$4	$47	$41	$(47)	$-		$1,370
Extraordinary Items, Net of Tax	(5)		-	-	-	-	-		(5)
Net Income (Loss)	$1,320		$4	$47	$41	$(47)	$-		$1,365

Gross Property Additions	$2,812		$1	$81	$1	$1	$-		$2,896

			Nonutility Operations
				Generation		Reconciling
	Utility	Transmission	AEP River	and	All Other	Adjustments
	Operations	Operations	Operations	Marketing	(a)	(b)		Consolidated
	(in millions)
December 31, 2011
Total Property, Plant and Equipment	$54,396	$323	$608	$590	$11	$(258)		$55,670
Accumulated Depreciation and
Amortization	18,393	-	136	219	10	(59)		18,699
Total Property, Plant and
Equipment - Net	$36,003	$323	$472	$371	$1	$(199)		$36,971

Total Assets	$50,093	$594	$659	$868	$16,751	$(16,742)	(c)	$52,223

Investments in Equity Method Investees	24	256	17	-	2	-		299

			Nonutility Operations
				Generation		Reconciling
	Utility	Transmission	AEP River	and	All Other	Adjustments
	Operations	Operations	Operations	Marketing	(a)	(b)		Consolidated
	(in millions)
December 31, 2010
Total Property, Plant and Equipment	$52,771	$51	$574	$584	$11	$(251)		$53,740
Accumulated Depreciation and
Amortization	17,795	-	110	198	9	(46)		18,066
Total Property, Plant and
Equipment - Net	$34,976	$51	$464	$386	$2	$(205)		$35,674

Total Assets	$48,658	$230	$621	$881	$15,942	$(15,877)	(c)	$50,455

Investments in Equity Method Investees	22	135	3	-	-	-		160

(a)       All Other includes:

  Parent's guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs.
  Tax and interest expense adjustments related to our UK operations which were sold in 2004 and 2002.
  Forward natural gas contracts that were not sold with our natural gas pipeline and storage operations in 2004 and 2005. These contracts were financial derivatives which settled and expired in the fourth quarter of 2011.
  Revenue sharing related to the Plaquemine Cogeneration Facility which ended in the fourth quarter of 2011.

(b)       Includes eliminations due to an intercompany capital lease.

(c)       Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP's investments in subsidiary companies.

(d)       PSO and SWEPCo transferred certain existing ERCOT energy marketing contracts to AEP Energy Partners, Inc. (AEPEP) (Generation and Marketing segment) and entered into intercompany financial and physical purchase and sales agreements with AEPEP. As a result, we reported third-party net purchases or sales activity for these energy marketing contracts as Revenues from External Customers for the Utility Operations segment. This was offset by the Utility Operations segment's related net purchases for these contracts with AEPEP in Revenues from Other Operating Segments of $5 million for the years ended December 31, 2009. The Generation and Marketing segment also reported these purchase or sales contracts with Utility Operations as Revenues from Other Operating Segments. These affiliated contracts between PSO and SWEPCo with AEPEP ended in December 2009.

Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives and Hedging (Tables) [Abstract]
Notional Volume of Derivative Instruments
Notional Volume of Derivative Instruments

	Volume
	December 31,		Unit of
Primary Risk Exposure	2011	2010	Measure
	(in millions)
Commodity:
Power	609	652	MWHs
Coal	21	63	Tons
Natural Gas	100	94	MMBtus
Heating Oil and Gasoline	6	6	Gallons
Interest Rate	$226	$171	USD

Interest Rate and Foreign Currency	$907	$907	USD

Fair Value of Derivative Instruments
Fair Value of Derivative Instruments
December 31, 2011

	Risk Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in millions)
Current Risk Management Assets	$852	$24	$-	$(683)	$193
Long-term Risk Management Assets	641	15	-	(253)	403
Total Assets	1,493	39	-	(936)	596

Current Risk Management Liabilities	847	29	20	(746)	150
Long-term Risk Management Liabilities	483	15	22	(325)	195
Total Liabilities	1,330	44	42	(1,071)	345

Total MTM Derivative Contract Net Assets
(Liabilities)	$163	$(5)	$(42)	$135	$251

Fair Value of Derivative Instruments
December 31, 2010

	Risk Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (b)	Total
	(in millions)
Current Risk Management Assets	$1,023	$18	$30	$(839)	$232
Long-term Risk Management Assets	546	12	2	(150)	410
Total Assets	1,569	30	32	(989)	642

Current Risk Management Liabilities	995	13	2	(881)	129
Long-term Risk Management Liabilities	387	6	3	(255)	141
Total Liabilities	1,382	19	5	(1,136)	270

Total MTM Derivative Contract Net Assets
(Liabilities)	$187	$11	$27	$147	$372

(a)       Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b)       Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include de-designated risk management contracts.

Amount of Gain Loss Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on
Risk Management Contracts

	Years Ended December 31,
Location of Gain (Loss)	2011	2010	2009
	(in millions)
Utility Operations Revenues	$46	$85	$144
Other Revenues	20	9	19
Regulatory Assets (a)	(22)	(9)	(28)
Regulatory Liabilities (a)	(3)	38	(7)
Total Gain (Loss) on Risk Management Contracts	$41	$123	$128

(a) Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2010	$7	$4	$11
Changes in Fair Value Recognized in AOCI	(5)	(28)	(33)
Amount of (Gain) or Loss Reclassified from AOCI
to Statement of Income/within Balance Sheet:
Utility Operations Revenues	3	-	3
Other Revenues	(5)	-	(5)
Purchased Electricity for Resale	(2)	-	(2)
Other Operation Expense	(1)	-	(1)
Maintenance Expense	(1)	-	(1)
Interest Expense	-	4	4
Property, Plant and Equipment	(1)	-	(1)
Regulatory Assets (a)	2	-	2
Regulatory Liabilities (a)	-	-	-
Balance in AOCI as of December 31, 2011	$(3)	$(20)	$(23)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2010

		Interest Rate
		and Foreign
	Commodity	Currency	Total

	(in millions)
Balance in AOCI as of December 31, 2009	$(2)	$(13)	$(15)
Changes in Fair Value Recognized in AOCI	9	13	22
Amount of (Gain) or Loss Reclassified from AOCI
to Statement of Income/within Balance Sheet:
Utility Operations Revenues	-	-	-
Other Revenues	(7)	-	(7)
Purchased Electricity for Resale	4	-	4
Interest Expense	-	4	4
Regulatory Assets (a)	3	-	3
Regulatory Liabilities (a)	-	-	-
Balance in AOCI as of December 31, 2010	$7	$4	$11

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2009

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2008	$7	$(29)	$(22)
Changes in Fair Value Recognized in AOCI	(6)	11	5
Amount of (Gain) or Loss Reclassified from AOCI
to Statement of Income/within Balance Sheet:
Utility Operations Revenues	(15)	-	(15)
Other Revenues	(15)	-	(15)
Purchased Electricity for Resale	29	-	29
Interest Expense	-	5	5
Regulatory Assets (a)	5	-	5
Regulatory Liabilities (a)	(7)	-	(7)
Balance in AOCI as of December 31, 2009	$(2)	$(13)	$(15)

(a) Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Impact of Cash Flow Hedges on the Balance Sheet
Impact of Cash Flow Hedges on the Balance Sheet
December 31, 2011

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Hedging Assets (a)	$20	$-	$20
Hedging Liabilities (a)	25	42	67
AOCI Gain (Loss) Net of Tax	(3)	(20)	(23)
Portion Expected to be Reclassified to Net
Income During the Next Twelve Months	(3)	(2)	(5)

Impact of Cash Flow Hedges on the Balance Sheet
December 31, 2010

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Hedging Assets (a)	$13	$25	$38
Hedging Liabilities (a)	2	4	6
AOCI Gain (Loss) Net of Tax	7	4	11
Portion Expected to be Reclassified to Net
Income During the Next Twelve Months	3	(2)	1

(a)       Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on our balance sheets.

Collateral Required Under Various Triggering Events
	December 31,
	2011	2010
	(in millions)
Liabilities for Derivative Contracts with Credit Downgrade Triggers	$32	$20
Amount of Collateral AEP Subsidiaries Would Have Been
Required to Post	39	45
Amount Attributable to RTO and ISO Activities	38	44

Liabilities Subject to Cross Default Provisions
	December 31,
	2011	2010
	(in millions)
Liabilities for Contracts with Cross Default Provisions Prior to Contractual
Netting Arrangements	$515	$401
Amount of Cash Collateral Posted	56	81
Additional Settlement Liability if Cross Default Provision is Triggered	291	213

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Table Text Block Supplement [Abstract]
Book Values and Fair Values of Long-term Debt
	December 31,
	2011		2010
	Book Value	Fair Value	Book Value	Fair Value
	(in millions)
Long-term Debt	$16,516	$19,259	$16,811	$18,285

Other Temporary Investments
	December 31, 2011
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
Other Temporary Investments	Cost	Gains	Losses	Value
	(in millions)
Restricted Cash (a)	$216	$-	$-	$216
Fixed Income Securities:
Mutual Funds	64	-	-	64
Equity Securities - Mutual Funds	11	3	-	14
Total Other Temporary Investments	$291	$3	$-	$294

	December 31, 2010
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
Other Temporary Investments	Cost	Gains	Losses	Value
	(in millions)
Restricted Cash (a)	$225	$-	$-	$225
Fixed Income Securities:
Mutual Funds	69	-	-	69
Variable Rate Demand Notes	97	-	-	97
Equity Securities - Mutual Funds	18	7	-	25
Total Other Temporary Investments	$409	$7	$-	$416

(a)	Primarily represents amounts held for the payment of debt.

Debt and Equity Securities Within Other Temporary Investments
	Years Ended December 31,
	2011	2010	2009
	(in millions)
Proceeds from Investment Sales	$268	$455	$35
Purchases of Investments	154	503	82
Gross Realized Gains on Investment Sales	4	16	-
Gross Realized Losses on Investment Sales	-	-	-

Total Accumulated Other Comprehensive Income (Loss) Activity for Other Temporary Investments
Total Accumulated Other Comprehensive Income (Loss) Activity for Other Temporary Investments
Year Ended December 31, 2011

(in millions)
Balance in AOCI as of December 31, 2010	$4
Changes in Fair Value Recognized in AOCI	1
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income:
Interest Income	(3)
Balance in AOCI as of December 31, 2011	$2

Nuclear Trust Fund Investments
	December 31,
	2011			2010
	Estimated	Gross	Other-Than-	Estimated	Gross	Other-Than-
	Fair	Unrealized	Temporary	Fair	Unrealized	Temporary
	Value	Gains	Impairments	Value	Gains	Impairments
	(in millions)
Cash and Cash Equivalents	$18	$-	$-	$20	$-	$-
Fixed Income Securities:
United States Government	544	61	(1)	461	23	(1)
Corporate Debt	54	5	(2)	59	4	(2)
State and Local Government	330	-	(2)	341	(1)	-
Subtotal Fixed Income Securities	928	66	(5)	861	26	(3)
Equity Securities - Domestic	646	215	(80)	634	183	(123)
Spent Nuclear Fuel and
Decommissioning Trusts	$1,592	$281	$(85)	$1,515	$209	$(126)

Securities Activity Within the Decommissioning and SNF Trusts
	Years Ended December 31,
	2011	2010	2009
	(in millions)
Proceeds from Investment Sales	$1,111	$1,362	$713
Purchases of Investments	1,167	1,415	771
Gross Realized Gains on Investment Sales	33	12	28
Gross Realized Losses on Investment Sales	22	2	1

Contractual Maturities, Fair Value of Debt Securities in Nuclear Trusts
Fair Value
of Debt
Securities
(in millions)
Within 1 year	$62
1 year – 5 years	285
5 years – 10 years	350
After 10 years	231
Total	$928

Fair Value, Assets and Liabilities Measured on Recurring Basis
Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2011

	Level 1	Level 2	Level 3	Other	Total

Assets:	(in millions)

Cash and Cash Equivalents (a)	$6	$-	$-	$215	$221

Other Temporary Investments
Restricted Cash (a)	191	-	-	25	216
Fixed Income Securities:
Mutual Funds	64	-	-	-	64
Equity Securities - Mutual Funds (b)	14	-	-	-	14
Total Other Temporary Investments	269	-	-	25	294

Risk Management Assets
Risk Management Commodity Contracts (c) (f)	47	1,299	147	(945)	548
Cash Flow Hedges:
Commodity Hedges (c)	15	23	-	(18)	20
De-designated Risk Management Contracts (d)	-	-	-	28	28
Total Risk Management Assets	62	1,322	147	(935)	596

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	-	5	-	13	18
Fixed Income Securities:
United States Government	-	544	-	-	544
Corporate Debt	-	54	-	-	54
State and Local Government	-	330	-	-	330
Subtotal Fixed Income Securities	-	928	-	-	928
Equity Securities - Domestic (b)	646	-	-	-	646
Total Spent Nuclear Fuel and Decommissioning Trusts	646	933	-	13	1,592

Total Assets	$983	$2,255	$147	$(682)	$2,703

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (f)	$43	$1,209	$78	$(1,052)	$278
Cash Flow Hedges:
Commodity Hedges (c)	-	43	-	(18)	25
Interest Rate/Foreign Currency Hedges	-	42	-	-	42
Total Risk Management Liabilities	$43	$1,294	$78	$(1,070)	$345

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2010

	Level 1	Level 2	Level 3	Other	Total

Assets:	(in millions)

Cash and Cash Equivalents (a)	$170	$-	$-	$124	$294

Other Temporary Investments
Restricted Cash (a)	184	-	-	41	225
Fixed Income Securities:
Mutual Funds	69	-	-	-	69
Variable Rate Demand Notes	-	97	-	-	97
Equity Securities - Mutual Funds (b)	25	-	-	-	25
Total Other Temporary Investments	278	97	-	41	416

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	20	1,432	112	(1,013)	551
Cash Flow Hedges:
Commodity Hedges (c)	11	17	-	(15)	13
Interest Rate/Foreign Currency Hedges	-	25	-	-	25
Fair Value Hedges	-	7	-	-	7
De-designated Risk Management Contracts (d)	-	-	-	46	46
Total Risk Management Assets	31	1,481	112	(982)	642

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	-	8	-	12	20
Fixed Income Securities:
United States Government	-	461	-	-	461
Corporate Debt	-	59	-	-	59
State and Local Government	-	341	-	-	341
Subtotal Fixed Income Securities	-	861	-	-	861
Equity Securities - Domestic (b)	634	-	-	-	634
Total Spent Nuclear Fuel and Decommissioning Trusts	634	869	-	12	1,515

Total Assets	$1,113	$2,447	$112	$(805)	$2,867

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$25	$1,325	$27	$(1,114)	$263
Cash Flow Hedges:
Commodity Hedges (c)	4	13	-	(15)	2
Interest Rate/Foreign Currency Hedges	-	4	-	-	4
Fair Value Hedges	-	1	-	-	1
Total Risk Management Liabilities	$29	$1,343	$27	$(1,129)	$270

(a)       Amounts in "Other" column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 amounts primarily represent investments in money market funds.

(b)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(c)       Amounts in "Other" column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for "Derivatives and Hedging."

(d)       Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for "Derivatives and Hedging." At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.

(e)       Amounts in "Other" column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.

(f)       The December 31, 2011 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $3 million in 2012, $7 million in periods 2013-2015 and ($6) million in periods 2016-2018; Level 2 matures $21 million in 2012, $50 million in periods 2013-2015, $11 million in periods 2016-2017 and $8 million in periods 2018-2030; Level 3 matures ($19) million in 2012, $44 million in periods 2013-2015, $18 million in periods 2016-2017 and $26 million in periods 2018-2030. Risk management commodity contracts are substantially comprised of power contracts.

(g)       The December 31, 2010 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures ($2) million in 2011, $2 million in periods 2012-2014 and ($5) million in periods 2015-2018; Level 2 matures $13 million in 2011, $66 million in periods 2012-2014, $12 million in periods 2015-2016 and $16 million in periods 2017-2028; Level 3 matures $18 million in 2011, $24 million in periods 2012-2014, $16 million in periods 2015-2016 and $27 million in periods 2017-2028. Risk management commodity contracts are substantially comprised of power contracts.

Changes in Fair Value of Net Trading Derivatives Classified as Level 3
Net Risk Management
Year Ended December 31, 2011	Assets (Liabilities)
(in millions)
Balance as of December 31, 2010	$85
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(10)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	9
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	-
Purchases, Issuances and Settlements (c)	(3)
Transfers into Level 3 (d) (f)	13
Transfers out of Level 3 (e) (f)	(12)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	(13)
Balance as of December 31, 2011	$69

Net Risk Management
Year Ended December 31, 2010	Assets (Liabilities)

(in millions)
Balance as of December 31, 2009	$62
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	5
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	63
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	-
Purchases, Issuances and Settlements (c)	(25)
Transfers into Level 3 (d) (f)	18
Transfers out of Level 3 (e) (f)	(53)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	15
Balance as of December 31, 2010	$85

Net Risk Management
Year Ended December 31, 2009	Assets (Liabilities)
(in millions)
Balance as of December 31, 2008	$49
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(4)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	44
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	-
Purchases, Issuances and Settlements (c)	(17)
Transfers in and/or out of Level 3 (h)	(25)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	15
Balance as of December 31, 2009	$62

(a)       Included in revenues on our statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Represents existing assets or liabilities that were previously categorized as Level 3.

(f)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on our statements of income. These net gains (losses) are recorded as regulatory liabilities/assets.

(h)       Represents existing assets or liabilities that were either previously categorized as a higher level for which the inputs to the model became unobservable or assets and liabilities that were previously classified as Level 3 for which the lowest significant input became observable during the period.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes (Tables) [Abstract]
Details of Income Taxes as Reported
	Years Ended December 31,
	2011	2010	2009
	(in millions)
Federal:
Current	$20	$(134)	$(575)
Deferred	786	760	1,171
Total Federal	806	626	596

State and Local:
Current	37	(20)	(76)
Deferred	(25)	38	55
Total State and Local	12	18	(21)

International:
Current	-	(1)	-
Deferred	-	-	-
Total International	-	(1)	-

Income Tax Expense	$818	$643	$575

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate
	Years Ended December 31,
	2011	2010	2009

	(in millions)
Net Income	$1,949	$1,218	$1,365
Extraordinary Items, Net of Tax of $(112) million and $3 million in 2011
and 2009, respectively	(373)	-	5
Income Before Extraordinary Items	1,576	1,218	1,370
Income Tax Expense	818	643	575
Pretax Income	$2,394	$1,861	$1,945

Income Taxes on Pretax Income at Statutory Rate (35%)	$838	$651	$681
Increase (Decrease) in Income Taxes resulting from the following items:
Depreciation	41	47	31
Investment Tax Credits, Net	(15)	(16)	(19)
Energy Production Credits	(18)	(20)	(15)
State and Local Income Taxes, Net	(22)	11	(14)
Removal Costs	(20)	(19)	(19)
AFUDC	(42)	(33)	(36)
Medicare Subsidy	1	12	(11)
Valuation Allowance	86	-	-
Tax Reserve Adjustments	2	(16)	(6)
Other	(33)	26	(17)
Income Tax Expense	$818	$643	$575

Effective Income Tax Rate	34.2%	34.6%	29.6%

Reconciliation of Significant Temporary Differences
	December 31,
	2011	2010

	(in millions)
Deferred Tax Assets	$2,855	$2,519
Deferred Tax Liabilities	(11,185)	(10,009)
Net Deferred Tax Liabilities	$(8,330)	$(7,490)

Property Related Temporary Differences	$(5,963)	$(5,301)
Amounts Due from Customers for Future Federal Income Taxes	(259)	(250)
Deferred State Income Taxes	(668)	(622)
Securitized Transition Assets	(621)	(651)
Regulatory Assets	(1,208)	(867)
Postretirement Benefits	424	356
Accrued Pensions	149	218
Deferred Income Taxes on Other Comprehensive Loss	254	207
Accrued Nuclear Decommissioning	(436)	(395)
Net Operating Loss Carryforward	125	-
Tax Credit Carryforward	182	-
Valuation Allowance	(86)	-
All Other, Net	(223)	(185)
Net Deferred Tax Liabilities	$(8,330)	$(7,490)

State Net Income Tax Operating Loss Carryforwards
	State Net Income
	Tax Operating
	Loss	Year of
State	Carryforward	Expiration

	(in millions)
Oklahoma	$135	2031
Tennessee	13	2026
Virginia	358	2031
West Virginia	511	2031

Summary of Interest Income, Expense And Reversal
	Years Ended December 31,
	2011	2010	2009

	(in millions)
Interest Expense	$8	$8	$1
Interest Income	22	11	5
Reversal of Prior Period Interest Expense	13	5	5

Amounts Accrued For Interest Related to Uncertain Tax Positions
	December 31,
	2011	2010

	(in millions)
Accrual for Receipt of Interest	$13	$42
Accrual for Payment of Interest and Penalties	6	21

Reconciliation of Beginning and Ending Unrecognized Tax Benefits
	2011	2010	2009

	(in millions)
Balance at January 1,	$219	$237	$237
Increase - Tax Positions Taken During a Prior Period	51	40	56
Decrease - Tax Positions Taken During a Prior Period	(43)	(43)	(65)
Increase - Tax Positions Taken During the Current Year	10	-	16
Decrease - Tax Positions Taken During the Current Year	-	(6)	-
Increase - Settlements with Taxing Authorities	-	-	1
Decrease - Settlements with Taxing Authorities	(31)	(2)	-
Decrease - Lapse of the Applicable Statute of Limitations	(38)	(7)	(8)
Balance at December 31,	$168	$219	$237

Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases (Tables) [Abstract]
Lease Rental Costs
	Years Ended December 31,
Lease Rental Costs	2011	2010	2009

	(in millions)
Net Lease Expense on Operating Leases	$343	$343	$354
Amortization of Capital Leases	72	97	83
Interest on Capital Leases	32	26	13
Total Lease Rental Costs	$447	$466	$450

Property, Plant and Equipment Under Capital Leases
	December 31,
Property, Plant and Equipment Under Capital Leases	2011	2010

	(in millions)
Generation	$104	$97
Other Property, Plant and Equipment	485	482
Total Property, Plant and Equipment Under Capital Leases	589	579
Accumulated Amortization	137	108
Net Property, Plant and Equipment Under Capital Leases	$452	$471

Obligations Under Capital Leases
Obligations Under Capital Leases
Noncurrent Liability	$384	$398
Liability Due Within One Year	74	76
Total Obligations Under Capital Leases	$458	$474

Future Minimum Lease Payments
		Noncancelable
Future Minimum Lease Payments	Capital Leases	Operating Leases
	(in millions)
2012	$96	$316
2013	81	288
2014	67	264
2015	55	245
2016	47	226
Later Years	285	1,235
Total Future Minimum Lease Payments	631	$2,574
Less Estimated Interest Element	173
Estimated Present Value of Future Minimum
Lease Payments	$458

Future Minimum Lease Payments of Rockport Lease
Future Minimum Lease Payments	AEGCo	I&M
	(in millions)
2012	$74	$74
2013	74	74
2014	74	74
2015	74	74
2016	74	74
Later Years	443	443
Total Future Minimum Lease Payments	$813	$813

Financing Activities (Tables)	12 Months Ended
Dec. 31, 2011
Financing Activities (Tables) [Abstract]
AEP Common Stock
		Held in
Shares of AEP Common Stock	Issued	Treasury
Balance, December 31, 2008	426,321,248	20,249,992
Issued	72,012,017	-
Treasury Stock Acquired	-	28,866
Balance, December 31, 2009	498,333,265	20,278,858
Issued	2,781,616	-
Treasury Stock Acquired	-	28,867
Balance, December 31, 2010	501,114,881	20,307,725
Issued	2,644,579	-
Treasury Stock Acquired	-	28,867
Balance, December 31, 2011	503,759,460	20,336,592

Long-term Debt
Long-term Debt

	Weighted
	Average
	Interest
	Rate at			Outstanding at
	December 31,	Interest Rate Ranges at December 31,		December 31,
Type of Debt and Maturity	2011	2011	2010	2011	2010
				(in millions)
Senior Unsecured Notes
2011-2040	5.85%	0.955%-8.13%	0.702%-8.13%	$11,737	$11,669

Pollution Control Bonds (a)
2011-2038 (b)	3.57%	0.06%-6.30%	0.29%-6.30%	2,112	2,263

Notes Payable (c)
2011-2026	4.77%	2.029%-8.03%	2.07%-8.03%	402	396

Securitization Bonds
2013-2020	5.36%	4.98%-6.25%	4.98%-6.25%	1,688	1,847

Junior Subordinated Debentures (d)
2063	8.75%	8.75%	8.75%	315	315

Spent Nuclear Fuel Obligation (e)				265	265

Other Long-term Debt
2011-2059	6.07%	3.00%-13.718%	1.3125%-13.718%	29	91

Fair Value of Interest Rate Hedges				7	6
Unamortized Discount, Net				(39)	(41)
Total Long-term Debt Outstanding				16,516	16,811
Long-term Debt Due Within One Year				1,433	1,309
Long-term Debt				$15,083	$15,502

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year on our balance sheets.

(c)       Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)       Debentures will mature on March 1, 2063, subject to extensions to no later than March 1, 2068, and are callable at par any time on or after March 1, 2013.

(e)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 5).

Long-term Debt 5-Year Maturity
						After
	2012	2013	2014	2015	2016	2016	Total
	(in millions)
Principal Amount	$1,433	$1,383	$1,074	$1,496	$712	$10,457	$16,555
Unamortized Discount, Net							(39)
Total Long-term Debt Outstanding							$16,516

Lines of Credit and Short-term Debt
	December 31,
	2011		2010
	Outstanding	Interest	Outstanding	Interest
Type of Debt	Amount	Rate (a)	Amount	Rate (a)
	(in millions)		(in millions)
Securitized Debt for Receivables (b)	$666	0.27%	$690	0.31%
Commercial Paper	967	0.51%	650	0.52%
Line of Credit – Sabine (c)	17	1.79%	6	2.15%
Total Short-term Debt	$1,650		$1,346

(a)       Weighted average rate.

(b)       Amount of securitized debt for receivables as accounted for under the "Transfers and Servicing" accounting guidance.

(c)       This line of credit does not reduce available liquidity under AEP's credit facilities.

Comparative Accounts Receivable Information

	Years Ended December 31,
	2011		2010		2009
	(dollars in millions)
Proceeds from Sale of Accounts Receivable	$	NA	$	NA	$7,043
Loss on Sale of Accounts Receivable		NA		NA	3
Average Variable Discount Rate on Sale of
Accounts Receivable		NA		NA	0.57%
Effective Interest Rates on Securitization of
Accounts Receivable		0.27%		0.31%	NA
Net Uncollectible Accounts Receivable Written Off		37		22	28

NA Not Applicable

Customer Accounts Receivable Managed Portfolio
	December 31,
	2011	2010
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral
Less Uncollectible Accounts	$902	$923
Total Principal Outstanding	666	690
Delinquent Securitized Accounts Receivable	38	50
Bad Debt Reserves Related to Securitization/Sale of Accounts Receivable	18	26
Unbilled Receivables Related to Securitization/Sale of Accounts Receivable	370	354

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock Based Compensation (Tables) [Abstract]
Total Fair Value of Stock Options Vested and Total Intrinsic Value of Options Exercised [Table Text Block]
	Years Ended December 31,
Stock Options	2011	2010	2009

	(in thousands)
Fair Value of Stock Options Vested	$-	$-	$25
Intrinsic Value of Options Exercised (a)	1,202	2,058	106

(a)	Intrinsic value is calculated as market price at exercise dates less the option exercise price.

Summary of Stock Option Transactions [Table Text Block]
	2011		2010		2009
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Options	Price	Options	Price	Options	Price
	(in thousands)		(in thousands)		(in thousands)
Outstanding at January 1,	551	$32.88	1,089	$32.78	1,128	$32.73
Granted	-	NA	-	NA	-	NA
Exercised/Converted	(104)	27.39	(448)	31.53	(21)	27.20
Forfeited/Expired	(126)	46.40	(90)	38.44	(18)	36.28
Outstanding at December 31,	321	29.35	551	32.88	1,089	32.78

Options Exercisable at December 31,	321	$29.35	551	$32.88	1,089	$32.78

NA Not Applicable

Stock Options Outstanding and Exercisable [Table Text Block]
	Number	Weighted
	of Options	Average	Weighted
2011 Range of	Outstanding	Remaining	Average	Aggregate
Exercise Prices	and Exercisable	Life	Exercise Price	Intrinsic Value
	(in thousands)	(in years)		(in thousands)
$27.06-27.95	162	1.27	$27.47	$2,240
$30.76-38.65	159	2.12	31.26	1,599
Total	321	1.69	29.35	$3,839

Performance Units and Reinvested Dividends on Outstanding Performance Units [Table Text Block]
	Years Ended December 31,
Performance Units	2011	2010	2009
Awarded Units (in thousands)	7	736	1,179
Weighted Average Unit Fair Value at Grant Date	$38.39	$35.43	$34.32
Vesting Period (in years)	3	3	3

Performance Units and AEP Career Shares	Years Ended December 31,
(Reinvested Dividends Portion)	2011	2010	2009
Awarded Units (in thousands)	198	211	224
Weighted Average Grant Date Fair Value	$37.31	$34.70	$28.82
Vesting Period (in years)	(a)	(a)	(a)

 (a)       The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units. Dividends on AEP Career Shares vest immediately upon grant.

Summary of Performance Scores and Performance Units Earned [Table Text Block]
	Years Ended December 31,
	2011	2010	2009
Certified Performance Score	89.8%	55.8%	73.5%
Performance Units Earned	1,216,926	489,013	593,175
Performance Units Mandatorily Deferred as AEP Career Shares	52,639	33,501	26,635
Performance Units Voluntarily Deferred into the Incentive
Compensation Deferral Program	42,502	6,583	27,855
Performance Units to be Paid in Cash	1,121,785	448,929	538,685

Summary of Cash Payouts for Performance Units and Career Shares [Table Text Block]
	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Cash Payouts for Performance Units	$15,985	$18,683	$30,034
Cash Payouts for AEP Career Share Distributions	2,777	3,594	2,184

Summary of Units Awarded and Fair Value of Restricted Stock Units [Table Text Block]
	Years Ended December 31,
Restricted Stock Units	2011	2010	2009
Awarded Units (in thousands)	121	873	130
Weighted Average Grant Date Fair Value	$37.07	$35.24	$29.29

Total Fair Value and Total Intrinsic Value of Restricted Shares and Restricted Stock Units Vested [Table Text Block]
	Years Ended December 31,
Restricted Shares and Restricted Stock Units	2011	2010	2009
	(in thousands)
Fair Value of Restricted Shares and Restricted Stock Units Vested	$7,164	$6,044	$6,573
Intrinsic Value of Restricted Shares and Restricted Stock Units Vested (a)	8,017	5,993	5,445

(a)	Intrinsic value is calculated as market price at exercise date.

Status of Nonvested Restricted Shares and Restricted Stock Units [Table Text Block]
		Weighted
		Average
Nonvested Restricted Shares and		Grant Date
Restricted Stock Units	Shares/Units	Fair Value
	(in thousands)
Nonvested at January 1, 2011	1,026	$34.88
Granted	121	37.07
Vested	(213)	33.61
Forfeited	(31)	35.35
Nonvested at December 31, 2011	903	35.46

Stock Unit Accumulation Plan for Non-employee Directors [Table Text Block]
	Years Ended December 31,
Stock Unit Accumulation Plan for Non-Employee Directors	2011	2010	2009
Awarded Units (in thousands)	52	54	56
Weighted Average Grant Date Fair Value	$37.72	$34.67	$29.56

Compensation Cost and Actual Tax Benefit Realized for Tax Deductions from Compensation Cost for Share-based Payment Arrangements [Table Text Block]
	Years Ended December 31,
Share-based Compensation Plans	2011	2010	2009
	(in thousands)
Compensation Cost for Share-based Payment Arrangements (a)	$61,807	$28,116	$31,165
Actual Tax Benefit Realized	21,632	9,841	10,908
Total Compensation Cost Capitalized	11,608	4,689	5,956

(a)        Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on our statements of income.

Cash Received from Stock Options Exercised and Actual Tax Benefit Realized for the Tax Deductions from Stock Options Exercised [Table Text Block]
	Years Ended December 31,
Share-based Compensation Plans	2011	2010	2009
	(in thousands)
Cash Received from Stock Options Exercised	$2,855	$14,134	$567
Actual Tax Benefit Realized for the Tax Deductions from Stock Options
Exercised	411	706	35

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment (Tables) [Abstract]
Depreciation, Depletion and Amortization
2011	Regulated									Nonregulated
				Annual								Annual
Functional	Property,			Composite						Property,		Composite
Class of	Plant and		Accumulated	Depreciation			Depreciable			Plant and	Accumulated	Depreciation			Depreciable
Property	Equipment		Depreciation	Rate Ranges			Life Ranges			Equipment	Depreciation	Rate Ranges			Life Ranges
	(in millions)						(in years)			(in millions)					(in years)
Generation	$14,804		$6,692	1.6	-	3.8%	9	-	132	$10,134	$3,904	2.6	-	3.5%	20	-	66
Transmission	9,048		2,600	1.3	-	2.7%	25	-	87	-	-	-	-	-%	-	-	-
Distribution	14,783		3,828	2.4	-	4.0%	11	-	75	-	-	-	-	-%	-	-	-
CWIP	2,913	(a)	36	NM			NM			208	1	NM			NM
Other	2,587		1,246	1.7	-	9.3%	5	-	55	1,193	392	NM			NM
Total	$44,135		$14,402							$11,535	$4,297

2010	Regulated									Nonregulated
				Annual								Annual
Functional	Property,			Composite						Property,		Composite
Class of	Plant and		Accumulated	Depreciation			Depreciable			Plant and	Accumulated	Depreciation			Depreciable
Property	Equipment		Depreciation	Rate Ranges			Life Ranges			Equipment	Depreciation	Rate Ranges			Life Ranges
	(in millions)						(in years)			(in millions)					(in years)
Generation	$14,147		$6,537	1.6	-	3.8%	9	-	132	$10,205	$3,788	2.2	-	5.1%	20	-	70
Transmission	8,576		2,481	1.4	-	3.0%	25	-	87	-	-	-	-	-%	-	-	-
Distribution	14,208		3,607	2.4	-	3.9%	11	-	75	-	-	-	-	-%	-	-	-
CWIP	2,615	(a)	47	NM			NM			143	9	NM			NM
Other	2,685		1,268	3.0	-	12.5%	5	-	55	1,161	329	NM			NM
Total	$42,231		$13,940							$11,509	$4,126

2009	Regulated						Nonregulated
	Annual						Annual
	Composite						Composite
	Depreciation			Depreciable			Depreciation			Depreciable
Functional Class of Property	Rate Ranges			Life Ranges			Rate Ranges			Life Ranges
				(in years)						(in years)
Generation	1.6	-	3.8%	9	-	132	1.9	-	3.3%	20	-	70
Transmission	1.4	-	2.7%	25	-	87	-	-	-%	-	-	-
Distribution	2.4	-	3.9%	11	-	75	-	-	-%	-	-	-
CWIP	NM			NM			NM			NM
Other	4.2	-	12.8%	5	-	55	NM			NM

(a)	Includes CWIP related to SWEPCo's Arkansas jurisdictional share of the Turk Plant.
NM	Not Meaningful

Asset Retirement Obligations (ARO)
Carrying
Amount
of ARO
(in millions)
ARO at December 31, 2009	$1,259
DHLC Deconsolidation (a)	(12)
Accretion Expense	75
Liabilities Incurred	32
Liabilities Settled	(20)
Revisions in Cash Flow Estimates	64
ARO at December 31, 2010 (b)	1,398
Accretion Expense	82
Liabilities Incurred	7
Liabilities Settled	(26)
Revisions in Cash Flow Estimates	13
ARO at December 31, 2011 (c)	$1,474

(a)       We deconsolidated DHLC effective January 1, 2010 in accordance with the accounting guidance for "Consolidations." As a result, we record only 50% of the final reclamation based on our share of the obligation instead of the previous 100%.

(b)       The current portion of our ARO, totaling $4 million, is included in Other Current Liabilities on our 2010 balance sheet.

(c)       The current portion of our ARO, totaling $2 million, is included in Other Current Liabilities on our 2011 balance sheet.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
	Years Ended December 31,
	2011	2010	2009
	(in millions)
Allowance for Equity Funds Used During Construction	$98	$77	$82
Allowance for Borrowed Funds Used During Construction	63	53	67

Jointly-owned Electric Facilities
			Company’s Share at December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
	Type	Ownership	in Service	Progress	Depreciation
			(in millions)
W.C. Beckjord Generating Station (Unit No. 6) (a)	Coal	12.5%	$19	$-	$8
Conesville Generating Station (Unit No. 4) (b)	Coal	43.5%	310	12	54
J.M. Stuart Generating Station (c)	Coal	26.0%	529	13	172
Wm. H. Zimmer Generating Station (a)	Coal	25.4%	771	20	377
Dolet Hills Generating Station (Unit No. 1) (f)	Lignite	40.2%	264	-	193
Flint Creek Generating Station (Unit No. 1) (g)	Coal	50.0%	118	6	63
Pirkey Generating Station (Unit No. 1) (g)	Lignite	85.9%	513	1	362
Oklaunion Generating Station (Unit No. 1) (e)	Coal	70.3%	401	2	208
Turk Generating Plant (h)	Coal	73.33%	-	1,326	-
Transmission	NA	(d)	63	6	50

			Company’s Share at December 31, 2010
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
	Type	Ownership	in Service	Progress	Depreciation
			(in millions)
W.C. Beckjord Generating Station (Unit No. 6) (a)	Coal	12.5%	$19	$-	$8
Conesville Generating Station (Unit No. 4) (b)	Coal	43.5%	301	8	49
J.M. Stuart Generating Station (c)	Coal	26.0%	507	23	163
Wm. H. Zimmer Generating Station (a)	Coal	25.4%	771	10	366
Dolet Hills Generating Station (Unit No. 1) (f)	Lignite	40.2%	258	5	192
Flint Creek Generating Station (Unit No. 1) (g)	Coal	50.0%	116	7	62
Pirkey Generating Station (Unit No. 1) (g)	Lignite	85.9%	503	10	358
Oklaunion Generating Station (Unit No. 1) (e)	Coal	70.3%	395	4	201
Turk Generating Plant (h)	Coal	73.33%	-	971	-
Transmission	NA	(d)	63	3	48

(a)       Operated by Duke Energy Corporation, a nonaffiliated company.

(b)        Operated by OPCo.

(c)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(d)       Varying percentages of ownership.

(e)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(f)       Operated by CLECO, a nonaffiliated company.

(g)       Operated by SWEPCo.

(h)       Turk Generating Plant is currently under construction with a projected commercial operation date in the fourth quarter of 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2011, construction costs totaling $374 million have been billed to the other owners.

NA       Not Applicable

Cost Reduction Initiatives (Tables)	12 Months Ended
Dec. 31, 2011
Cost Reduction Initiatives (Tables)
Remaining Accrual
Total
(in millions)
Balance as of December 31, 2010	$17
Incurred	-
Settled	(15)
Adjustments	(2)
Balance as of December 31, 2011	$-

Unaudited Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Unaudited Quarterly Financial Information (Tables) [Abstract]
Unaudited Quarterly Financial Information
	2011 Quarterly Periods Ended
	March 31	June 30	September 30		December 31
	(in millions - except per share amounts)
Total Revenues	$3,730	$3,609	$4,333		$3,444
Operating Income	832	717	890	(a)	343	(b)
Income Before Extraordinary Items	355	353	657	(a) (c)	211	(b) (c)
Extraordinary Items, Net of Tax	-	-	273	(c)	100	(c)
Net Income	355	353	930	(a) (c)	311	(b) (c)

Amounts Attributable to AEP Common Shareholders:
Income Before Extraordinary Items	353	352	655	(a) (c)	208	(b) (c)
Extraordinary Items, Net of Tax	-	-	273	(c)	100	(c)
Net Income	353	352	928	(a) (c)	308	(b) (c)

Basic Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share Before Extraordinary Items	0.73	0.73	1.35		0.43
Extraordinary Items per Share	-	-	0.57		0.20
Earnings per Share (f)	0.73	0.73	1.92		0.63

Diluted Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share Before Extraordinary Items	0.73	0.73	1.35		0.43
Extraordinary Items per Share	-	-	0.57		0.20
Earnings per Share (f)	0.73	0.73	1.92		0.63

	2010 Quarterly Periods Ended
	March 31	June 30		September 30	December 31
	(in millions - except per share amounts)
Total Revenues	$3,569	$3,360		$4,064	$3,434
Operating Income	758	394	(d)	1,025	486	(e)
Net Income	346	137	(d)	557	178	(e)

Amounts Attributable to AEP Common Shareholders:
Net Income	344	136	(d)	555	176	(e)

Basic Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share (f)	0.72	0.28		1.16	0.37

Diluted Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share (f)	0.72	0.28		1.16	0.37

(a)       Includes pretax write-offs for plant impairments (see Note 6) and a provision for refund of POLR charges in Ohio (see Note 3).

(b)       Includes a refund of POLR charges in Ohio (see Note 3) and OPCo adjustments for fuel disallowances, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund. Also includes a write-off for SWEPCo's Turk Plant (see Note 6).

(c)       See "TCC Texas Restructuring" section of Note 2 and "Texas Restructuring" section of Note 3 for discussion of gains recorded in the third and fourth quarters of 2011.

(d)       See Note 16 for discussion of expenses related to cost reduction initiatives in 2010.

(e)        Includes a $43 million refund provision for the 2009 SEET in addition to various other provisions for certain regulatory and legal matters.

(f)       Quarterly Earnings per Share amounts are meant to be stand-alone calculations and are not always additive to full-year amount due to rounding.

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets (Tables) [Abstract]
Changes in Carrying Amount of Goodwill
	Utility	AEP River	AEP
	Operations	Operations	Consolidated
	(in millions)
Balance at December 31, 2009	$37	$39	$76
Impairment Losses	-	-	-
Balance at December 31, 2010	37	39	76
Impairment Losses	-	-	-
Balance at December 31, 2011	$37	$39	$76

Amortization Life, Gross Carrying Amount and Accumulated Amortization by Major Asset Class
		December 31,
		2011		2010
		Gross		Gross
	Amortization	Carrying	Accumulated	Carrying	Accumulated
	Life	Amount	Amortization	Amount	Amortization
	(in years)	(in millions)
Easements	10	$2.2	$2.2	$2.2	$2.2
Purchased Technology	10	10.9	10.9	10.9	9.7
Total		$13.1	$13.1	$13.1	$11.9

Organization and Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Accumulated Other Comprehensive Income (Loss) (AOCI)
Securities Available for Sale, Net of Tax	$ 2,000,000								$ 4,000,000								$ 2,000,000		$ 4,000,000
Cash Flow Hedges, Net of Tax	(23,000,000)								11,000,000								(23,000,000)		11,000,000		(15,000,000)	(22,000,000)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	81,000,000								57,000,000								81,000,000		57,000,000
Pension and OPEB Funded Status, Net of Tax	(530,000,000)								(453,000,000)								(530,000,000)		(453,000,000)
Total	(470,000,000)								(381,000,000)								(470,000,000)		(381,000,000)
Earnings Attributable To AEP Common Shareholders
Income Before Discontinued Operations and Extraordinary Items																	1,568,000,000		1,211,000,000		1,362,000,000
Extraordinary Items, Gain or Loss, Net of Tax, Including Portion Attributable to Noncontrolling Interest, Total	100,000,000	[1]	273,000,000	[1]	0		0										373,000,000		0		(5,000,000)
Net Income	308,000,000	[1],[2]	928,000,000	[1],[3]	352,000,000		353,000,000		176,000,000	[4]	555,000,000		136,000,000	[5]	344,000,000		1,941,000,000		1,211,000,000		1,357,000,000
Earnings Attributable To Common Shareholders	308,000,000	[1],[2]	928,000,000	[1],[3]	352,000,000		353,000,000		176,000,000	[4]	555,000,000		136,000,000	[5]	344,000,000		1,941,000,000		1,211,000,000		1,357,000,000
Weighted Average Number of Basic Common Shares Outstanding																	482,169,282		479,373,306		458,677,534
Total Basic Earnings per Share Attributble to Common Shareholders	$ 0.63	[6]	$ 1.92	[6]	$ 0.73	[6]	$ 0.73	[6]	$ 0.37	[6]	$ 1.16	[6]	$ 0.28	[6]	$ 0.72	[6]	$ 4.02		$ 2.53		$ 2.96
Weighted Average Dilutive Effect of:
Weighted Average Number of Diluted Common Shares Outstanding																	482,460,328		479,601,442		458,982,292
TOTAL DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	$ 0.63	[6]	$ 1.92	[6]	$ 0.73	[6]	$ 0.73	[6]	$ 0.37	[6]	$ 1.16	[6]	$ 0.28	[6]	$ 0.72	[6]	$ 4.02		$ 2.53		$ 2.96
AEP Consolidated Expenses - Purchased Electricity for Resale:
Ohio Valley Electric Corporation (43.47% Owned)																	66,000,000		10,000,000
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	900,000,000		958,000,000		924,000,000
Net Cash Paid (Received) for Income Taxes																	(118,000,000)		(268,000,000)		(98,000,000)
Noncash Investing and Financing Activities:
Noncash Acquisitions Under Capital Leases																	54,000,000		225,000,000		86,000,000
Construction Expenditures Included in Current Liabilities at December 31,																	380,000,000		267,000,000		348,000,000
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Minimum Percentage of Equity AEP Provides	5.00%																5.00%
Percentage of DHLCs Debt Guaranteed by Each SWEPCo and CLECO																	50.00%
Percentage of Management Fee Received by SWEPCo from DHLC																	100.00%
Securitized Transition Assets	1,627,000,000								1,742,000,000								1,627,000,000		1,742,000,000
Securitization Bonds	1,700,000,000								1,800,000,000								1,700,000,000		1,800,000,000
Percentage Ownership of "Allegheny Series" by AYE																	100.00%
Antidilutive Shares Outstanding																			136,250		452,216
Supplemental agreement during the period between AEP Power Pool and OVEC																	66,000,000		10,000,000
DCC Fuel [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Payments made by I&M to DCC Fuel																	85,000,000		59,000,000
Protected Cell Of Energy Insurance Services, Inc. [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Insurance Premium Expense to Protected Cell																	48,000,000		35,000,000		30,000,000
AEP Credit, Inc. [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Percentage Of Short Term Borrowing Needs In Excess Of Third Party Financings																	20.00%
Capital Contribution From Parent [Member] | PATH West Virginia Transmission Co, LLC [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Consolidated Balance Sheet	19,000,000								18,000,000								19,000,000		18,000,000
Maximum Exposure	19,000,000								18,000,000								19,000,000		18,000,000
Retained Earnings [Member] | PATH West Virginia Transmission Co, LLC [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Consolidated Balance Sheet	10,000,000								6,000,000								10,000,000		6,000,000
Maximum Exposure	10,000,000								6,000,000								10,000,000		6,000,000
Total Investment [Member] | PATH West Virginia Transmission Co, LLC [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Consolidated Balance Sheet	29,000,000								24,000,000								29,000,000		24,000,000
Maximum Exposure	29,000,000								24,000,000								29,000,000		24,000,000
Pension Plans [Member]
Target Asset Allocation and Allocation Ranges
Domestic Equity, Target																	45.00%
Fixed Income, Target																	45.00%
Other Investments, Target																	10.00%
Other Postretirement Benefit Plans [Member]
Target Asset Allocation and Allocation Ranges
Domestic Equity, Target																	66.00%
Fixed Income, Target																	33.00%
Cash																	1.00%
Ohio Power Co [Member]
Accumulated Other Comprehensive Income (Loss) (AOCI)
Total	(197,722,000)								(180,155,000)								(197,722,000)		(180,155,000)
Earnings Attributable To AEP Common Shareholders
Net Income																	463,734,000		540,735,000		577,345,000
Earnings Attributable To Common Shareholders																	463,734,000		540,735,000		577,345,000
Net Increase (Decrease) in Depreciation Expense
Expected Depreciation Expense Increase in 2012	54,000,000																54,000,000
AEP Consolidated Revenues - Other Revenues:
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)																	27,903,000		21,069,000		23,457,000
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	226,711,000		239,984,000		241,627,000
Net Cash Paid (Received) for Income Taxes																	81,740,000		(78,268,000)		(15,759,000)
Noncash Investing and Financing Activities:
Noncash Acquisitions Under Capital Leases																	5,766,000		33,369,000		3,275,000
Government Grants Included in Accounts Receivable at December 31,																	1,383,000		9,260,000		0
Construction Expenditures Included in Current Liabilities at December 31,																	61,428,000		31,939,000		61,035,000
Ohio Valley Electric Corporation [Member]
AEP Consolidated Revenues - Utility Operations:
Ohio Valley Electric Corporation (43.47% Owned)																	0		(20,000,000)	[7]	0
AEP Consolidated Revenues - Other Revenues:
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)																	37,000,000		29,000,000		31,000,000
AEP Consolidated Expenses - Purchased Electricity for Resale:
Ohio Valley Electric Corporation (43.47% Owned)																	383,000,000	[8]	302,000,000	[8]	286,000,000
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Supplemental agreement during the period between AEP Power Pool and OVEC																	383,000,000	[8]	302,000,000	[8]	286,000,000
Southwestern Electric Power Co [Member]
Accumulated Other Comprehensive Income (Loss) (AOCI)
Total	(26,815,000)								(12,491,000)								(26,815,000)		(12,491,000)
Earnings Attributable To AEP Common Shareholders
Extraordinary Items, Gain or Loss, Net of Tax, Including Portion Attributable to Noncontrolling Interest, Total																	0		0		(5,325,000)
Net Income																	160,706,000		142,362,000		113,844,000
Earnings Attributable To Common Shareholders																	160,706,000		142,362,000		113,844,000
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	71,713,000		70,729,000		80,671,000
Net Cash Paid (Received) for Income Taxes																	(336,000)		8,350,000		19,615,000
Noncash Investing and Financing Activities:
Noncash Acquisitions Under Capital Leases																	13,334,000		1,593,000		51,217,000
Noncash Assumption of Liabilities Related to Acquisitions of Assets																	0		8,400,000		0
Construction Expenditures Included in Current Liabilities at December 31,																	109,600,000		94,836,000		71,431,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
SWEPCo's Total Billings from Sabine or DHLC																	128,000,000		133,000,000		99,000,000
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
SWEPCo's Total Billings from Sabine or DHLC																	62,000,000		56,000,000		43,000,000
Percentage of VIE Sales of Lignite Produced																	50.00%
Southwestern Electric Power Co [Member] | Capital Contribution From Parent [Member] | Dolet Hills Lignite Co, LLC [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Consolidated Balance Sheet	8,000,000								6,000,000								8,000,000		6,000,000
Maximum Exposure	8,000,000								6,000,000								8,000,000		6,000,000
Southwestern Electric Power Co [Member] | Retained Earnings [Member] | Dolet Hills Lignite Co, LLC [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Consolidated Balance Sheet	1,000,000								2,000,000								1,000,000		2,000,000
Maximum Exposure	1,000,000								2,000,000								1,000,000		2,000,000
Southwestern Electric Power Co [Member] | SWEPCo's Guarantee Of Debt [Member] | Dolet Hills Lignite Co, LLC [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Consolidated Balance Sheet	0								0								0		0
Maximum Exposure	52,000,000								48,000,000								52,000,000		48,000,000
Southwestern Electric Power Co [Member] | Total Investment [Member] | Dolet Hills Lignite Co, LLC [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Consolidated Balance Sheet	9,000,000								8,000,000								9,000,000		8,000,000
Maximum Exposure	61,000,000								56,000,000								61,000,000		56,000,000
Indiana Michigan Power Co [Member]
Accumulated Other Comprehensive Income (Loss) (AOCI)
Total	(28,221,000)								(20,889,000)								(28,221,000)		(20,889,000)
Earnings Attributable To AEP Common Shareholders
Net Income																	149,048,000		125,752,000		215,971,000
Earnings Attributable To Common Shareholders																	149,048,000		125,752,000		215,971,000
AEP Consolidated Revenues - Other Revenues:
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)																	109,053,000		114,070,000		110,143,000
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	95,124,000		100,617,000		99,079,000
Net Cash Paid (Received) for Income Taxes																	(96,452,000)		(71,268,000)		(51,298,000)
Noncash Investing and Financing Activities:
Noncash Acquisitions Under Capital Leases																	3,454,000		10,000,000		2,651,000
Construction Expenditures Included in Current Liabilities at December 31,																	42,992,000		21,757,000		74,251,000
Acquisition of Nuclear Fuel Included in Current Liabilities at December 31,	715,000								308,000								715,000		308,000		15,000
Noncash Increase in Long-term Debt Through the Fort Wayne Lease Settlement																	26,802,000		0		0
Cleco Power, LLC [Member] | Dolet Hills Lignite Co, LLC [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Percentage of VIE Sales of Lignite Produced																	50.00%
Current Liabilities [Member] | Protected Cell Of Energy Insurance Services, Inc. [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	40,000,000								33,000,000								40,000,000		33,000,000
Current Liabilities [Member] | AEP Credit, Inc. [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	864,000,000								886,000,000								864,000,000		886,000,000
Current Liabilities [Member] | AEP Texas Central Transition Funding Co [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	229,000,000								221,000,000								229,000,000		221,000,000
Current Liabilities [Member] | Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	68,000,000								33,000,000								68,000,000		33,000,000
Current Liabilities [Member] | Indiana Michigan Power Co [Member] | DCC Fuel [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	103,000,000								79,000,000								103,000,000		79,000,000
Noncurrent Liabilities [Member] | Protected Cell Of Energy Insurance Services, Inc. [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	71,000,000								85,000,000								71,000,000		85,000,000
Noncurrent Liabilities [Member] | AEP Credit, Inc. [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1,000,000								1,000,000								1,000,000		1,000,000
Noncurrent Liabilities [Member] | AEP Texas Central Transition Funding Co [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1,557,000,000								1,725,000,000								1,557,000,000		1,725,000,000
Noncurrent Liabilities [Member] | Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	176,000,000								190,000,000								176,000,000		190,000,000
Noncurrent Liabilities [Member] | Indiana Michigan Power Co [Member] | DCC Fuel [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	321,000,000								298,000,000								321,000,000		298,000,000
Equity [Member] | Protected Cell Of Energy Insurance Services, Inc. [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	16,000,000								14,000,000								16,000,000		14,000,000
Equity [Member] | AEP Credit, Inc. [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	46,000,000								47,000,000								46,000,000		47,000,000
Equity [Member] | AEP Texas Central Transition Funding Co [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	14,000,000								14,000,000								14,000,000		14,000,000
Equity [Member] | Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	0								0								0		0
Equity [Member] | Indiana Michigan Power Co [Member] | DCC Fuel [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	0								0								0		0
Total Liabilities And Equity [Member] | Protected Cell Of Energy Insurance Services, Inc. [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	127,000,000								132,000,000								127,000,000		132,000,000
Total Liabilities And Equity [Member] | AEP Credit, Inc. [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	911,000,000								934,000,000								911,000,000		934,000,000
Total Liabilities And Equity [Member] | AEP Texas Central Transition Funding Co [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1,800,000,000								1,960,000,000								1,800,000,000		1,960,000,000
Total Liabilities And Equity [Member] | Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	244,000,000								223,000,000								244,000,000		223,000,000
Total Liabilities And Equity [Member] | Indiana Michigan Power Co [Member] | DCC Fuel [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	424,000,000								377,000,000								424,000,000		377,000,000
Current Assets [Member] | Protected Cell Of Energy Insurance Services, Inc. [Member]
ASSETS
Assets	121,000,000								131,000,000								121,000,000		131,000,000
Current Assets [Member] | AEP Credit, Inc. [Member]
ASSETS
Assets	910,000,000								924,000,000								910,000,000		924,000,000
Current Assets [Member] | AEP Texas Central Transition Funding Co [Member]
ASSETS
Assets	220,000,000								214,000,000								220,000,000		214,000,000
Current Assets [Member] | Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
ASSETS
Assets	48,000,000								50,000,000								48,000,000		50,000,000
Current Assets [Member] | Indiana Michigan Power Co [Member] | DCC Fuel [Member]
ASSETS
Assets	118,000,000								92,000,000								118,000,000		92,000,000
Net Property Plant And Equipment [Member] | Protected Cell Of Energy Insurance Services, Inc. [Member]
ASSETS
Assets	0								0								0		0
Net Property Plant And Equipment [Member] | AEP Credit, Inc. [Member]
ASSETS
Assets	0								0								0		0
Net Property Plant And Equipment [Member] | AEP Texas Central Transition Funding Co [Member]
ASSETS
Assets	0								0								0		0
Net Property Plant And Equipment [Member] | Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
ASSETS
Assets	154,000,000								139,000,000								154,000,000		139,000,000
Net Property Plant And Equipment [Member] | Indiana Michigan Power Co [Member] | DCC Fuel [Member]
ASSETS
Assets	188,000,000								173,000,000								188,000,000		173,000,000
Other Non Current Assets [Member] | Protected Cell Of Energy Insurance Services, Inc. [Member]
ASSETS
Assets	6,000,000								1,000,000								6,000,000		1,000,000
Other Non Current Assets [Member] | AEP Credit, Inc. [Member]
ASSETS
Assets	1,000,000								10,000,000								1,000,000		10,000,000
Other Non Current Assets [Member] | AEP Texas Central Transition Funding Co [Member]
ASSETS
Assets	1,580,000,000								1,746,000,000								1,580,000,000		1,746,000,000
Other Non Current Assets [Member] | Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
ASSETS
Assets	42,000,000								34,000,000								42,000,000		34,000,000
Other Non Current Assets [Member] | Indiana Michigan Power Co [Member] | DCC Fuel [Member]
ASSETS
Assets	118,000,000								112,000,000								118,000,000		112,000,000
Total Assets [Member] | Protected Cell Of Energy Insurance Services, Inc. [Member]
ASSETS
Assets	127,000,000								132,000,000								127,000,000		132,000,000
Total Assets [Member] | AEP Credit, Inc. [Member]
ASSETS
Assets	911,000,000								934,000,000								911,000,000		934,000,000
Total Assets [Member] | AEP Texas Central Transition Funding Co [Member]
ASSETS
Assets	1,800,000,000								1,960,000,000								1,800,000,000		1,960,000,000
Total Assets [Member] | Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
ASSETS
Assets	244,000,000								223,000,000								244,000,000		223,000,000
Total Assets [Member] | Indiana Michigan Power Co [Member] | DCC Fuel [Member]
ASSETS
Assets	424,000,000								377,000,000								424,000,000		377,000,000
Performance Share Units [Member]
Weighted Average Dilutive Effect of:
Weighted Average Dilutive Effect of Shares																	0		100,000		300,000
Dilutive Effect EPS																	$ 0		$ 0		$ 0
Stock Options [Member]
Weighted Average Dilutive Effect of:
Weighted Average Dilutive Effect of Shares																	100,000		0		0
Dilutive Effect EPS																	$ 0		$ 0		$ 0
Restricted Stock Units [Member]
Weighted Average Dilutive Effect of:
Weighted Average Dilutive Effect of Shares																	200,000		100,000		0
Dilutive Effect EPS																	$ 0		$ 0		$ 0
Utility Operations [Member]
Earnings Attributable To AEP Common Shareholders
Extraordinary Items, Gain or Loss, Net of Tax, Including Portion Attributable to Noncontrolling Interest, Total																	$ 373,000,000				$ (5,000,000)

[1]	See "TCC Texas Restructuring" section of Note 2 and "Texas Restructuring" section of Note 3 for discussion of gains recorded in the third and fourth quarters of 2011.
[2]	Includes a refund of POLR charges in Ohio (see Note 3) and OPCo adjustments for fuel disallowances, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund. Also includes a write-off for SWEPCo's Turk Plant (see Note 6).
[3]	Includes pretax write-offs for plant impairments (see Note 6) and a provision for refund of POLR charges in Ohio (see Note 3).
[4]	Includes a $43 million refund provision for the 2009 SEET in addition to various other provisions for certain regulatory and legal matters.
[5]	See Note 16 for discussion of expenses related to cost reduction initiatives in 2010.
[6]	Quarterly Earnings per Share amounts are meant to be stand-alone calculations and are not always additive to full-year amount due to rounding.
[7]	The AEP Power Pool purchased power from OVEC to serve off-system sales through an agreement that began in January 2010 and ended in June 2010.
[8]	The AEP Power Pool purchased power from OVEC to serve retail sales in 2011 and 2010. The total amount reported in 2011 and 2010 includes $66 million and $10 million, respectively, related to these agreements.

New Accounting Pronouncements and Extraordinary Item (Details) (USD $)	3 Months Ended						12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
New Accounting Pronouncements And Extraordinary Items (Textuals) [Abstract]
Extraordinary Item, Gain or Loss, Gross									$ (8,000,000)
Extraordinary Items, Net of Tax	100,000,000	[1]	273,000,000	[1]	0	0	373,000,000	0	(5,000,000)
Texas Restructuring Appeals [Member] | Reversal of Capacity Auction True Up Disallowance [Member] | AEP Texas Central Co [Member]
New Accounting Pronouncements And Extraordinary Items (Textuals) [Abstract]
Extraordinary Item, Gain or Loss, Gross							421,000,000
Extraordinary Items, Net of Tax							273,000,000
Texas Restructuring Appeals [Member] | Reversal of Regulatory Credits [Member] | AEP Texas Central Co [Member]
New Accounting Pronouncements And Extraordinary Items (Textuals) [Abstract]
Extraordinary Item, Gain or Loss, Gross							65,000,000
Extraordinary Items, Net of Tax							42,000,000
Texas Restructuring Appeals [Member] | Reversal of Accumulated Deferred Investment Tax Credits [Member] | AEP Texas Central Co [Member]
New Accounting Pronouncements And Extraordinary Items (Textuals) [Abstract]
Extraordinary Item, Gain or Loss, Gross							89,000,000
Extraordinary Items, Net of Tax							$ 58,000,000

[1]	See "TCC Texas Restructuring" section of Note 2 and "Texas Restructuring" section of Note 3 for discussion of gains recorded in the third and fourth quarters of 2011.

Rate Matters (Details) (USD $)	3 Months Ended						12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	$ 6,026,000,000						$ 6,026,000,000	$ 4,943,000,000
Asset Impairments and Other Related Charges							139,000,000	0	0
Construction in Progress, Gross	3,121,000,000						3,121,000,000	2,758,000,000
Subsidiary's Capitalized AFUDC and Interest Excluding Costs Attributable to its Joint Owners							98,000,000	77,000,000	82,000,000
Extraordinary Item, Gain or Loss, Gross									(8,000,000)
Extraordinary Items, Net of Tax	100,000,000	[1]	273,000,000	[1]	0	0	373,000,000	0	(5,000,000)
Carrying Costs Income							393,000,000	70,000,000	47,000,000
Appalachian Power Co [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	1,481,193,000						1,481,193,000	1,486,625,000
Construction in Progress, Gross	565,841,000						565,841,000	562,280,000
Subsidiary's Capitalized AFUDC and Interest Excluding Costs Attributable to its Joint Owners							9,212,000	2,967,000	7,000,000
Carrying Costs Income							13,433,000	33,080,000	22,761,000
Southwestern Electric Power Co [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	394,276,000						394,276,000	332,698,000
Asset Impairments and Other Related Charges							49,000,000	0	0
Construction in Progress, Gross	1,443,569,000						1,443,569,000	1,071,603,000
Subsidiary's Capitalized AFUDC and Interest Excluding Costs Attributable to its Joint Owners							48,731,000	45,646,000	46,737,000
Extraordinary Items, Net of Tax							0	0	(5,325,000)
Ohio Power Co [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	1,370,504,000						1,370,504,000	1,232,122,000
Asset Impairments and Other Related Charges							89,824,000	0	0
Construction in Progress, Gross	354,465,000						354,465,000	325,903,000
Subsidiary's Capitalized AFUDC and Interest Excluding Costs Attributable to its Joint Owners							5,549,000	5,949,000	6,094,000
Carrying Costs Income							53,345,000	31,796,000	18,354,000
Public Service Co Of Oklahoma [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	266,545,000						266,545,000	263,545,000
Construction in Progress, Gross	70,371,000						70,371,000	59,091,000
Subsidiary's Capitalized AFUDC and Interest Excluding Costs Attributable to its Joint Owners							1,317,000	804,000	1,787,000
Carrying Costs Income							4,033,000	3,145,000	4,642,000
Indiana Michigan Power Co [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	602,979,000						602,979,000	556,254,000
Construction in Progress, Gross	236,096,000						236,096,000	301,534,000
Subsidiary's Capitalized AFUDC and Interest Excluding Costs Attributable to its Joint Owners							15,395,000	15,678,000	12,013,000
Ohio Electric Security Plan Filings [Member] | Ohio Power Co [Member]
Rate Matters (Textuals) [Abstract]
Refund of Provider of Last Resort Charges, Pretax							47,000,000
Amount Exceeded the Return on Equity Threshold							2.13%
Ohio Electric Security Plan Filings [Member] | Ohio Power Co [Member] | Intervenors' Recommended Refund [Member]
Rate Matters (Textuals) [Abstract]
Intervenors' Recommended Refund of POLR and Environmental Carrying Charge							698,000,000
Ohio Electric Security Plan Filings [Member] | Ohio Power Co [Member] | Ohio Fuel Adjustment Clause Deferrals [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	521,000,000						521,000,000
Ohio Electric Security Plan Filings [Member] | Significantly Excessive Earnings Test - 2009 [Member] | Ohio Power Co [Member]
Rate Matters (Textuals) [Abstract]
Excessive Earnings Refund Ordered by the PUCO							43,000,000
Intervenors' Recommended Additional Refund of Excessive Earnings							22,000,000
Ohio Electric Security Plan Filings [Member] | Significantly Excessive Earnings Test - 2010 [Member] | Ohio Power Co [Member]
Rate Matters (Textuals) [Abstract]
Intervenors' Recommended Additional Refund of Excessive Earnings							62,000,000
Commission Staff's Recommended Refund of Excessive Earnings							23,000,000
Ohio Distribution Base Rate Case [Member] | Ohio Power Co [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	173,000,000						173,000,000
Requested Base Rate Increase							94,000,000
Requested Return on Equity							11.15%
Rider for Annual Credit to Residential Ratepayers							15,000,000
Unrecognized Equity Carrying Costs	154,000,000						154,000,000
Sporn Unit 5 [Member] | Ohio Power Co [Member]
Rate Matters (Textuals) [Abstract]
Asset Impairments and Other Related Charges							48,000,000
Fuel Adjustment Clause Audit - 2009 [Member] | Ohio Power Co [Member]
Rate Matters (Textuals) [Abstract]
Amount Outside Consultants Recommended to Review Related to Proceeds from a Coal Contract Settlement Agreement							72,000,000
Of the Total Proceeds from the Coal Contract Settlement Agreement, Amount Recognized as a Reduction to Fuel Expense Prior to 2009							58,000,000
Of the Total Proceeds from the Coal Contract Settlement Agreement, Amount that Reduced Fuel Expense in 2009 and 2010							14,000,000
Retail Jurisdictional Share Which Reduced the Fuel Adjustment Clause Deferral in 2009 and 2010							7,000,000
2008 Coal Contract Settlement Proceeds to be Applied to Deferred Fuel Balance							65,000,000
Fuel Adjustment Clause Audit - 2009 [Member] | Ohio Power Co [Member] | Jurisdictional Retail Share of Gain [Member]
Rate Matters (Textuals) [Abstract]
Retail Jurisdictional Share of Gain to be Applied to the Fuel Adjustment Clause							30,000,000
Fuel Adjustment Clause Audit - 2010 [Member] | Ohio Power Co [Member]
Rate Matters (Textuals) [Abstract]
Potential Refund of Carrying Costs							15,000,000
Potential Refund of Unrecognized Equity Carrying Costs							17,000,000
Ormet Interim Arrangement [Member] | Ohio Power Co [Member]
Rate Matters (Textuals) [Abstract]
Deferred Fuel Adjustment Clause Related to Ormet Interim Arrangement as of September 2009							64,000,000
Unrecognized Equity Carrying Costs Related to Ormet Interim Arrangement as of September 2009							2,000,000
Ohio IGCC Plant [Member] | Ohio Power Co [Member]
Rate Matters (Textuals) [Abstract]
Collection of Authorized Pre-Construction Costs							24,000,000
Turk Plant [Member] | Southwestern Electric Power Co [Member]
Rate Matters (Textuals) [Abstract]
Asset Impairments and Other Related Charges							49,000,000
Subsidiary's Ownership Percentage	73.00%						73.00%
Total Current Estimated Generation Costs							1,800,000,000
Total Current Estimated Transmission Costs							122,000,000
Subsidiary's Estimated Share of the Generation Cost							1,300,000,000
Subsidiary's Estimated Share of the Transmission Costs							122,000,000
Construction in Progress, Gross	1,400,000,000						1,400,000,000
Subsidiary's Capitalized AFUDC and Interest Excluding Costs Attributable to its Joint Owners							220,000,000
Contractual Construction Obligations of Joint Owners and Subsidiary							125,000,000
Transmission Contractual Construction Obligations of Subsidiary							8,000,000
Subsidiary's Share of the Contractual Construction Obligations							94,000,000
The PUCT Required Cap on the Plant, Excluding AFUDC and Related Transmission Costs							1,522,000,000
The PUCT Required Cap on CO2 Emission Costs (per ton)							28
Turk Plant [Member] | Southwestern Electric Power Co [Member] | Electric Transmission [Member]
Rate Matters (Textuals) [Abstract]
Construction in Progress, Gross	104,000,000						104,000,000
Texas Restructuring Appeals [Member] | AEP Texas Central Co [Member]
Rate Matters (Textuals) [Abstract]
Net Recoverable Texas Stranded Generation Costs							2,500,000,000
Refund of Other Texas Net True-up Regulatory Liabilities							375,000,000
Total Capacity Auction True-Up Amount							800,000,000
Carrying Costs Income							52,000,000
Texas Restructuring Appeals [Member] | Reversal of Capacity Auction True Up Disallowance [Member] | AEP Texas Central Co [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	692,000,000						692,000,000
Extraordinary Item, Gain or Loss, Gross							421,000,000
Extraordinary Items, Net of Tax							273,000,000
Carrying Costs Income							271,000,000
Texas Restructuring Appeals [Member] | Reversal of Regulatory Credits [Member] | AEP Texas Central Co [Member]
Rate Matters (Textuals) [Abstract]
Extraordinary Item, Gain or Loss, Gross							65,000,000
Extraordinary Items, Net of Tax							42,000,000
Texas Restructuring Appeals [Member] | Reversal of Accumulated Deferred Investment Tax Credits [Member] | AEP Texas Central Co [Member]
Rate Matters (Textuals) [Abstract]
Extraordinary Item, Gain or Loss, Gross							89,000,000
Extraordinary Items, Net of Tax							58,000,000
Deferred Investment Tax Credits and Excess Deferred Federal Income Taxes [Member] | AEP Texas Central Co [Member]
Rate Matters (Textuals) [Abstract]
Tax Benefits and Associated Carrying Costs Related to Subsidiary's Generation Assets							103,000,000
Excess Earnings [Member] | AEP Texas Central Co [Member]
Rate Matters (Textuals) [Abstract]
Refund of Excess Earnings Including Interest							55,000,000
Virginia Biennial Rate Case [Member] | Appalachian Power Co [Member]
Rate Matters (Textuals) [Abstract]
Requested Base Rate Increase							126,000,000
Requested Return on Equity							11.65%
Renewable Portfolio Standards Incentive Included in Return on Equity							0.50%
Approved Base Rate Increase							55,000,000
Approved Return on Equity							10.90%
Approved Increase in Depreciation Expense							39,000,000
Rate Adjustment Clauses [Member] | Appalachian Power Co [Member] | Environmental Rate Adjustment Clause [Member]
Rate Matters (Textuals) [Abstract]
Requested Recovery of Rate Adjustment Clause Costs	77,000,000						77,000,000
Approved Cost Recovery							30,000,000
Write-off of Regulatory Asset, Pretax							31,000,000
Rate Adjustment Clauses [Member] | Appalachian Power Co [Member] | Renewable Energy Program Rate Adjustment Clause [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	44,000,000						44,000,000
Requested Recovery of Rate Adjustment Clause Costs	6,000,000						6,000,000
Rate Adjustment Clauses [Member] | Appalachian Power Co [Member] | Deferred Wind Power Costs [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	27,000,000						27,000,000
Approved Cost Recovery							6,000,000
Rate Adjustment Clauses [Member] | Appalachian Power Co [Member] | New Generation Rate Adjustment Clause [Member]
Rate Matters (Textuals) [Abstract]
Purchase Price of the Dresden Plant							302,000,000
Recommended Cost Recovery Per Stipulation Agreement							27,000,000
Rate Adjustment Clauses [Member] | Appalachian Power Co [Member] | New Generation Rate Adjustment Clause [Member] | Approved Cost Recovery [Member]
Rate Matters (Textuals) [Abstract]
Approved Cost Recovery							26,000,000
Rate Adjustment Clauses [Member] | January 2009 - December 2010 [Member] | Appalachian Power Co [Member] | Environmental Rate Adjustment Clause [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	24,000,000						24,000,000
Unrecognized Equity Carrying Costs	6,000,000						6,000,000
Rate Adjustment Clauses [Member] | January - December 2011 [Member] | Appalachian Power Co [Member] | Environmental Rate Adjustment Clause [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	18,000,000						18,000,000
Unrecognized Equity Carrying Costs	4,000,000						4,000,000
West Virginia Base Rate Case [Member] | Appalachian Power Co [Member]
Rate Matters (Textuals) [Abstract]
Approved Deferral of Storm Expenses							18,000,000
West Virginia Base Rate Case [Member] | Appalachian Power Co, Wheeling Power Co [Member]
Rate Matters (Textuals) [Abstract]
Requested Base Rate Increase							156,000,000
Requested Return on Equity							11.75%
Approved Base Rate Increase							51,000,000
Approved Return on Equity							10.00%
Approved Deferral of Cost Reduction Initiative Expenses							15,000,000
Product Validation Facility [Member] | Appalachian Power Co [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	14,000,000						14,000,000
Write-off of Regulatory Asset, Pretax							14,000,000
Carbon Capture and Sequestration Project [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	6,000,000						6,000,000
Write-off of Regulatory Asset, Pretax							8,000,000
Maximum Amount of Department of Energy Funding							334,000,000
Costs Incurred							34,000,000
Department of Energy and Other Eligible Funding Received							20,000,000
Net Cost of Carbon Capture Project							14,000,000
APCo's Filing for IGCC Plant [Member] | Applicable to West Virginia Jurisdiction [Member] | Appalachian Power Co [Member]
Rate Matters (Textuals) [Abstract]
Amount of Deferred Preconstruction IGCC Costs for Future Recovery	9,000,000						9,000,000
APCo's Filing for IGCC Plant [Member] | Applicable to FERC Jurisdiction [Member] | Appalachian Power Co [Member]
Rate Matters (Textuals) [Abstract]
Amount of Deferred Preconstruction IGCC Costs for Future Recovery	2,000,000						2,000,000
APCo's Filing for IGCC Plant [Member] | Applicable to Virginia Jurisdiction [Member] | Appalachian Power Co [Member]
Rate Matters (Textuals) [Abstract]
Amount of Deferred Preconstruction IGCC Costs for Future Recovery	9,000,000						9,000,000
Expanded Net Energy Charge [Member] | Appalachian Power Co [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	359,000,000						359,000,000
Unrecognized Equity Carrying Costs	7,000,000						7,000,000
Expanded Net Energy Charge [Member] | Appalachian Power Co, Wheeling Power Co [Member]
Rate Matters (Textuals) [Abstract]
The Overall Increase in Rates as Granted by an Order to be Phased-in Over Four Years	355,000,000						355,000,000
Expanded Net Energy Charge [Member] | Rate Matters Year One [Member] | Appalachian Power Co, Wheeling Power Co [Member]
Rate Matters (Textuals) [Abstract]
Annual Phase-in Increase							124,000,000
Expanded Net Energy Charge [Member] | Rate Matters Year Two [Member] | Appalachian Power Co, Wheeling Power Co [Member]
Rate Matters (Textuals) [Abstract]
Annual Phase-in Increase							96,000,000
Approved Increase of Construction Surcharges							10,000,000
Expanded Net Energy Charge [Member] | Rate Matters Year Three [Member] | Appalachian Power Co [Member]
Rate Matters (Textuals) [Abstract]
Approved Fixed Annual Carrying Cost Rate							4.00%
Expanded Net Energy Charge [Member] | Rate Matters Year Three [Member] | Appalachian Power Co, Wheeling Power Co [Member]
Rate Matters (Textuals) [Abstract]
Annual Phase-in Increase							98,000,000
Approved Increase of Construction Surcharges							8,000,000
Approved Increase in Carrying Charges							8,000,000
Fuel and Purchased Power 2008 [Member] | Public Service Co Of Oklahoma [Member]
Rate Matters (Textuals) [Abstract]
Current Shareholder's Percentage of Off-System Sales Margins Sharing							25.00%
The Intervenors' Proposed New Shareholder Percentage of Off-system Sales Margins Sharing							10.00%
Michigan Base Rate Case - 2011 [Member] | Indiana Michigan Power Co [Member]
Rate Matters (Textuals) [Abstract]
Requested Base Rate Increase							25,000,000
Requested Return on Equity							11.15%
Requested Increase in Depreciation Expense							6,000,000
Michigan Jurisdictional Share of Net Costs of Unit One Turbine Replacement							9,000,000
Michigan Base Rate Case - 2011 [Member] | Indiana Michigan Power Co [Member] | Interim Rate Increase [Member]
Rate Matters (Textuals) [Abstract]
Interim Rate Increase							16,000,000
Michigan Base Rate Case - 2011 [Member] | Indiana Michigan Power Co [Member] | Base Rate Increase [Member]
Rate Matters (Textuals) [Abstract]
Approved Base Rate Increase							15,000,000
Michigan Base Rate Case - 2011 [Member] | Indiana Michigan Power Co [Member] | Return on Equity [Member]
Rate Matters (Textuals) [Abstract]
Approved Return on Equity							10.20%
Michigan Base Rate Case - 2011 [Member] | Indiana Michigan Power Co [Member] | Increase in Depreciation Expense [Member]
Rate Matters (Textuals) [Abstract]
Approved Increase in Depreciation Expense							5,000,000
Indiana Base Rate Case [Member] | Indiana Michigan Power Co [Member]
Rate Matters (Textuals) [Abstract]
Requested Base Rate Increase							149,000,000
Requested Return on Equity							11.15%
Requested Increase in Depreciation Expense							25,000,000
Seams Elimination Cost Allocation [Member]
Rate Matters (Textuals) [Abstract]
Recognized Gross Seams Elimination Cost Allocation Revenue							220,000,000
Payment If Compliance Filing is Accepted							20,000,000
Amount of Estimated Interest Included in Payment							5,000,000
Potential Receipt of Payment if Compliance Filing is Accepted							10,000,000
Amount of Estimated Interest Included in Potential Receipt of Payment							3,000,000
Amount of FERC Approved Settlements Applicable to SECA Revenue							112,000,000
Remaining Amount of Contested SECA Revenues							$ 108,000,000

[1]	See "TCC Texas Restructuring" section of Note 2 and "Texas Restructuring" section of Note 3 for discussion of gains recorded in the third and fourth quarters of 2011.

Effects of Regulation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Regulatory Assets
Current Regulatory Assets	$ 65,000		$ 81,000
Noncurrent Regulatory Assets	6,026,000		4,943,000
Regulatory Liabilities
Current Regulatory Liabilities	8,000		17,000
Noncurrent Regulatory Liabilities	3,195,000		3,171,000
Appalachian Power Co [Member]
Regulatory Assets
Current Regulatory Assets	41,105		18,300
Noncurrent Regulatory Assets	1,481,193		1,486,625
Regulatory Liabilities
Noncurrent Regulatory Liabilities	576,792		562,381
Southwestern Electric Power Co [Member]
Regulatory Assets
Current Regulatory Assets	10,843		758
Noncurrent Regulatory Assets	394,276		332,698
Regulatory Liabilities
Current Regulatory Liabilities	5,032		16,432
Noncurrent Regulatory Liabilities	428,571		393,673
Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,370,504		1,232,122
Regulatory Liabilities
Noncurrent Regulatory Liabilities	301,124		290,291
Public Service Co Of Oklahoma [Member]
Regulatory Assets
Current Regulatory Assets	4,313		37,262
Noncurrent Regulatory Assets	266,545		263,545
Regulatory Liabilities
Noncurrent Regulatory Liabilities	334,812		336,961
Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	602,979		556,254
Regulatory Liabilities
Noncurrent Regulatory Liabilities	875,202		852,197
Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	3,129,000		3,130,000
Regulatory Liabilities Not Yet Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	66,000		41,000
Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	5,871,000		4,548,000
Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	155,000		395,000
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member]
Regulatory Assets
Current Regulatory Assets	56,000		73,000
Remaining Recovery Period, Current	1
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	521,000		476,000
Remaining Recovery Period, Noncurrent	7
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member]
Regulatory Assets
Current Regulatory Assets	9,000		8,000
Remaining Recovery Period, Current	1
Customer Choice Deferrals [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		59,000
Storm Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	65,000		38,000
Remaining Recovery Period, Noncurrent	7
Storm Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	24,000		55,000
Storm Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	35,000		21,000
Remaining Recovery Period, Noncurrent	7
Storm Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	10,000		45,000
Line Extension Carrying Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		55,000
Acquisition of Monongahela Power [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		8,000
Acquisition of Monongahela Power [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		4,000
Product Validation Facility [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	14,000		60,000
Deferred Wind Power Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	38,000		29,000
Transmission Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	20,000		19,000
Remaining Recovery Period, Noncurrent	2
Environmental Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	24,000		0
Remaining Recovery Period, Noncurrent	2
Environmental Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	18,000		56,000
Special Rate Mechanism for Century Aluminum [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	13,000		13,000
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	16,000		10,000
Remaining Recovery Period, Noncurrent	2
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	92,000		93,000
Remaining Recovery Period, Noncurrent	32
Economic Development Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	12,000		1,000
Remaining Recovery Period, Noncurrent	1
Economic Development Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	13,000		6,000
Red Rock Generating Facility [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	10,000		10,000
Remaining Recovery Period, Noncurrent	45
Deferred Income Tax Charges [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,237,000		1,097,000
Remaining Recovery Period, Noncurrent	37
Expanded Net Energy Charge [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	327,000		361,000
Remaining Recovery Period, Noncurrent	2
Expanded Net Energy Charge [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	32,000		0
Remaining Recovery Period, Noncurrent	6
Restructuring Transition Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	8,000		14,000
Remaining Recovery Period, Noncurrent	5
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	47,000		51,000
Remaining Recovery Period, Noncurrent	4
Cook Nuclear Plant Refueling Outage Levelization [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	41,000		54,000
Remaining Recovery Period, Noncurrent	2
Offsystem Sales Margin Sharing [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		13,000
Vegetation Management [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	11,000		13,000
Remaining Recovery Period, Noncurrent	1
Asset Retirement Obligation Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	14,000		15,000
Remaining Recovery Period, Noncurrent	9
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		1,000
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	14,000		4,000
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	15,000		17,000
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	46,000		46,000
Transmission Cost Recovery Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	28,000		0
Remaining Recovery Period, Noncurrent	2
Regional Transmission Organization Formation/Integration Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	18,000		21,000
Remaining Recovery Period, Noncurrent	8
Capacity Auction True-Up [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	692,000		0
Remaining Recovery Period, Noncurrent	13
Litigation Settlement [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	11,000		0
Deferred Restructuring Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	18,000		6,000
Remaining Recovery Period, Noncurrent	7
Deferred PJM Fees [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	22,000		7,000
Remaining Recovery Period, Noncurrent	1
Distribution Asset Recovery Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	173,000		0
Remaining Recovery Period, Noncurrent	7
Meter Replacement Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	39,000		4,000
Remaining Recovery Period, Noncurrent	29
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	2,308,000		2,161,000
Remaining Recovery Period, Noncurrent	13
Regulatory Liabilities Currently Paying a Return [Member] | Deferred Fuel Costs [Member]
Regulatory Liabilities
Current Regulatory Liabilities	5,000		16,000
Remaining Refund Period, Current	1
Regulatory Liabilities Currently Paying a Return [Member] | Asset Removal Costs [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	2,270,000	[1]	2,222,000	[1]
Regulatory Liabilities Currently Paying a Return [Member] | Deferred Investment Tax Credits [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	27,000		32,000
Remaining Refund Period, Noncurrent	11
Regulatory Liabilities Currently Paying a Return [Member] | Advanced Metering Infrastructure Surcharge [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	78,000		61,000
Remaining Refund Period, Noncurrent	9
Regulatory Liabilities Currently Paying a Return [Member] | Excess Earnings [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	13,000		13,000
Remaining Refund Period, Noncurrent	42
Regulatory Liabilities Currently Paying a Return [Member] | Other Regulatory Liabilities Not Yet Being Paid [Member] | Regulatory Liabilities Not Yet Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	5,000		0
Regulatory Liabilities Currently Paying a Return [Member] | Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	4,000		4,000
Regulatory Liabilities Currently Paying a Return [Member] | Refundable Construction Financing Costs [Member] | Regulatory Liabilities Not Yet Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	53,000		20,000
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred Fuel Costs [Member]
Regulatory Liabilities
Current Regulatory Liabilities	3,000		1,000
Remaining Refund Period, Current	1
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred Investment Tax Credits [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	144,000		242,000
Remaining Refund Period, Noncurrent	75
Regulatory Liabilities Currently Not Paying a Return [Member] | Excess Asset Retirement Obligations For Nuclear Decommissioning Liability [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	377,000	[2]	354,000	[2]
Regulatory Liabilities Currently Not Paying a Return [Member] | Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	41,000		60,000
Remaining Refund Period, Noncurrent	5
Regulatory Liabilities Currently Not Paying a Return [Member] | Spent Nuclear Fuel Liability [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	43,000	[2]	42,000	[2]
Regulatory Liabilities Currently Not Paying a Return [Member] | Competitive Transition Charge [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	41,000		38,000
Remaining Refund Period, Noncurrent	10
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred State Income Tax Coal Credits [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	29,000		29,000
Remaining Refund Period, Noncurrent	10
Regulatory Liabilities Currently Not Paying a Return [Member] | Overrecovery Of Pjm Expenses [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		12,000
Regulatory Liabilities Currently Not Paying a Return [Member] | Other Regulatory Liabilities Not Yet Being Paid [Member] | Regulatory Liabilities Not Yet Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	4,000		11,000
Regulatory Liabilities Currently Not Paying a Return [Member] | Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	22,000		11,000
Regulatory Liabilities Currently Not Paying a Return [Member] | GridSMART Costs [Member] | Regulatory Liabilities Not Yet Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	4,000		10,000
Regulatory Liabilities Currently Not Paying a Return [Member] | Energy Efficiency/Peak Demand Reduction [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	$ 40,000		$ 10,000
Remaining Refund Period, Noncurrent	1

[1]	Relieved as removal costs are incurred.
[2]	Relieved when plant is decommissioned.

Commitments, Guarantees and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Contractual Commitments
Less than 1 year	$ 3,031,000,000
For 2-3 years	4,131,000,000
For 4-5 years	2,791,000,000
After 5 years	4,174,000,000
Total Contractual Commitments	14,127,000,000
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Amount paid for civil penalty	51,000,000		0		0
Disposal, Assessed Fees and Related Interest	265,000,000	[1]	265,000,000	[1]
Litigation Reserve	0		448,000,000
Impact Of Boa Settlement [Abstract]
Gain on Settlement with BOA and Enron	(51,000,000)		0		0
Settlement of Litigation with BOA and Enron	(211,000,000)		0		0
Acquisition of Cushion Gas from BOA	(214,000,000)		0		0
Letters of Credit [Member ]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Credit Facilities, Total	3,250,000,000
Letters of Credit Limit	1,350,000,000
Replacement Credit Facility	1,750,000,000
Maximum Future Payments for Letters of Credit	134,000,000
Terminated Credit Agreement	478,000,000
Variable Rate PCBs Supported	472,000,000
Remarketed PCBs	357,000,000
Bilateral Letters of Credit	361,000,000
Remaining PCBs Held in Trust	115,000,000
Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	2,867,000,000	[2]
For 2-3 years	3,918,000,000	[2]
For 4-5 years	2,574,000,000	[2]
After 5 years	3,108,000,000	[2]
Total Contractual Commitments	12,467,000,000	[2]
Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	104,000,000	[3]
For 2-3 years	213,000,000	[3]
For 4-5 years	217,000,000	[3]
After 5 years	1,066,000,000	[3]
Total Contractual Commitments	1,600,000,000	[3]
Construction Contracts for Capital Assets [Member]
Contractual Commitments
Less than 1 year	60,000,000	[4]
For 2-3 years	0	[4]
For 4-5 years	0	[4]
After 5 years	0	[4]
Total Contractual Commitments	60,000,000	[4]
Construction [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Estimated Construction Expenditures for 2012	3,100,000,000
Southwestern Electric Power Co [Member] | Guarantees of Third Party Obligations [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Estimated Final Cost Mine Reclamation	58,000,000
Total Amount Collected through a Rider for Final Mine Closure and Reclamation Costs	54,000,000
Amount Collected through a Rider for Final Mine Closure - Other Current Liabilities	2,000,000
Amount Collected through a Rider for Final Mine Closure - Other Liabilities Noncurrent	22,000,000
Amount Collected through a Rider for Final Mine Closure - ARO Noncurrent	30,000,000
Southwestern Electric Power Co [Member] | Original [Member] | Guarantees of Third Party Obligations [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Guarantees of Mine Reclamation, Amount	65,000,000
Southwestern Electric Power Co [Member] | Expanded [Member] | Guarantees of Third Party Obligations [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Guarantees of Mine Reclamation, Amount	100,000,000
AEP Generating Co [Member] | Letters of Credit [Member ]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Remarketed PCBs	45,000,000
Bilateral Letters of Credit	46,000,000
Alaskan Villages' Claims [Member] | From [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Amount Required for Relocation of the Village	95,000,000
Alaskan Villages' Claims [Member] | To [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Amount Required for Relocation of the Village	400,000,000
Comprehensive Environmental Response Compensation and Liabilities Act and State Remediation [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Expense Recorded Due to Remediation Work Remaining Provision	10,000,000
Amos Plant Enforcement Proceedings [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Proposed State Civil Penalty for Violation of Reporting Requirements	240,000
Amount Paid to Settle State Environmental Claim	75,000
Proposed Civil Penalty for Violation of Federal Reporting Requirements	300,000
Amount Paid to Settle Federal Claims	36,000
Decommissioning and Low Level Waste Accumulation Disposal [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Cost of Decommissioning and Disposal of Radioactive Waste Minimum	831,000,000
Cost of Decommissioning and Disposal of Radioactive Waste Maximum	1,500,000,000
Amount Recovered in Rates for Decommissioning Costs	14,000,000		14,000,000		16,000,000
Decommissioning Trust Assets Amount	1,300,000,000		1,200,000,000
Nuclear Incident Liability [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Insurance Coverage for Property Damage, Decommissioning and Decontamination	1,800,000,000
Purchases Coverage for Property Damage, Decommissioning and Decontamination	1,000,000,000
Contingent Financial Obligation for Mutual Iinsurance	41,000,000
Insurance Protection for Public Liability Arising from a Nuclear Incident	12,600,000,000
Commercially Available Insurance	375,000,000
Remainder of the Liability Provided by a Deferred Premium Assessment	117,500,000
Deferred Premium Assessment Annual Payment	17,500,000
Assessed Amount per Nuclear Incident	235,000,000
Annual Installments	35,000,000
Commercially Available Insurance for Catastrophic Nature	375,000,000
Liability Coverage Under the Price-Anderson Act	12,200,000,000
Cook Plant Unit 1 Fire and Shutdown [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Estimated Repair of the Property Damage and Rotor Replacement Cost	400,000,000
Recoverable Amount Under the Property Insurance Policy	64,000,000
Received Partial Payments for the Cost Incurred to Repair Property Damage	203,000,000
Insurance Recovery Recorded in Revenues during the Outage Period					185,000,000
Reduced Customer Bills for Cost of Replacement Power					78,000,000
Fort Wayne Lease [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Payment Amount for Fort Wayne Lease Dispute Settlement	39,000,000
Number of Years to Pay the Fort Wayne Lease Dispute Settlement Amount	15
Enron Bankruptcy [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Settlement of BOA Litigation	425,000,000
Amount paid for civil penalty	51,000,000
Exclusive Right to Use Cushion Gas, in billion cubic feet	55
Attorneys' Fees to BOA	20,000,000
Payment to BOA after Court Judgement	346,000,000
Deferred Gain on the 2005 Sale of Houston Pipeline Company	380,000,000
Sale Price of Houston Pipeline Company in 2005	1,000,000,000
Payment to Settle BOA Litigation	425,000,000
Pretax Gain On BOA Settlement	51,000,000
Net Loss Recognized on BOA Settlement	22,000,000
Capital Loss Valuation Allowance On Settlement	56,000,000
Impact Of Boa Settlement [Abstract]
Other Operation Expense - Pretax Gain on Settlement	51,000,000
Income Tax Expense	73,000,000
Net Loss After Tax on BOA and Enron Settlement	(22,000,000)
Net Income - Loss on Settlement with BOA and Enron	(22,000,000)
Deferred Income Taxes	91,000,000
Gain on Settlement with BOA and Enron	(51,000,000)
Settlement of Litigation with BOA and Enron	(211,000,000)
Accrued Taxes, Net	(18,000,000)
Acquisition of Cushion Gas from BOA	(214,000,000)
Cash Paid	(425,000,000)
Deferred Charges and Other Noncurrent Assets - Gas Acquired	214,000,000
Deferred Credits and Other Noncurrent Liabilities - Gas Service Liability	187,000,000
Accrued Taxes - Tax Benefit on Settlement with BOA and Enron	18,000,000
Deferred Income Taxes - Deferred Tax Benefit on Gas Service Liability	66,000,000
SNF Disposal [Member]
Commitments, Guarantees And Contingencies (Textuals) [Abstract]
Trust Fund Assets One Time Fee Obligation For Nuclear Fuel Disposition	308,000,000		307,000,000
Recovery of Spent Nuclear Fuel Storage Costs	$ 14,000,000

[1]	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 5).
[2]	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.
[3]	Represents contractual commitments for energy and capacity purchase contracts.
[4]	Represents only capital assets for which we have signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

Acquisitions Dispositions and Discontinued Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Cost to Purchase Transmission and Distribution Assets of VEMCO	$ 19,000,000	$ 155,000,000	$ 104,000,000
Transmission Facilities Sold to ETT	123,000,000	187,000,000	278,000,000
Asset Impairments and Other Related Charges	139,000,000	0	0
All Other [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Number of ICE Shares Sold		138,000
Gain Recognized on Sale of ICE Shares		16,000,000
Nonutility Operations - Generation and Marketing [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Agreed Upon Amount to Purchase BlueStar Energy	70,000,000
AEP Texas North Co [Member] | Utility Operations [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Transmission Facilities Sold to ETT		73,000,000	2,000,000
AEP Texas Central Co [Member] | Utility Operations [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Transmission Facilities Sold to ETT		66,000,000	93,000,000
Cleco Power, LLC [Member] | Utility Operations [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Percentage Membership Interest Purchased by Cleco			50.00%
Cleco's Cost to Purchase 50% of Oxbow Mine Lignite Reserves			13,000,000
Southwestern Electric Power Co [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Cost to Purchase Transmission and Distribution Assets of VEMCO	8,045,000	103,225,000	17,639,000
Transmission Facilities Sold to ETT	1,197,000	5,356,000	105,999,000
Asset Impairments and Other Related Charges	49,000,000	0	0
Southwestern Electric Power Co [Member] | Utility Operations [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Cost to Purchase Transmission and Distribution Assets of VEMCO		102,000,000
Percentage Membership Interest Purchased by SWEPCo			50.00%
Dolet Hill's Cost to Purchase Red River Mining Equipment and Assets			16,000,000
SWEPCo's Cost to Purchase 50% of Oxbow Mine Lignite Reserves			13,000,000
Southwestern Electric Power Co [Member] | Utility Operations [Member] | Turk Plant [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges	49,000,000
Ohio Power Co [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Cost to Purchase Transmission and Distribution Assets of VEMCO	2,229,000	5,801,000	1,429,000
Transmission Facilities Sold to ETT	47,463,000	14,382,000	35,706,000
Asset Impairments and Other Related Charges	89,824,000	0	0
Ohio Power Co [Member] | Utility Operations [Member] | Muskingum River Plant Unit 5 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges	42,000,000
Ohio Power Co [Member] | Utility Operations [Member] | Sporn Plant Unit 5 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges	48,000,000
Appalachian Power Co [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Cost to Purchase Transmission and Distribution Assets of VEMCO	$ 302,512,000	$ 2,485,000	$ 1,116,000

Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Actual Return on Plan Assets
Transfers into Level 3	$ 13	[1],[2]	$ 18	[1],[2]
Transfers out of Level 3	(12)	[2],[3]	(53)	[2],[3]
Benefit Plans (Textuals) [Abstract]
Cost of Company Matching Contributions	64		61		74
Matching Contributions Provided, Percentage	100.00%
Second Matching Contributions Provided, Percentage	70.00%
Eligible Compensation Contribution by Employee	1.00%
Second Eligible Compensation Contribution by Employee	5.00%
Nonqualified Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	89		80
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	89		80
Qualified Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,808		4,659
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,808		4,659
Pension Plans [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.55%		5.05%
Rate of Compensation Increase	4.85%	[4]	4.95%	[4]
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	5.05%		5.60%		6.00%
Expected Return on Plan Assets	7.75%		8.00%		8.00%
Rate of Compensation Increase	4.85%		4.60%		5.90%
Change in Benefit Obligation
Benefit Obligation at January 1	4,807		4,701
Service Cost	72		111		104
Interest Cost	237		253		254
Actuarial Loss	169		222
Plan Amendment Prior Service Credit	0		0
Curtailment	0		0
Benefit Payments	(294)		(480)
Participant Contributions	0		0
Medicare Subsidy	0		0
Benefit Obligation at December 31	4,991		4,807		4,701
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	3,858		3,403
Actual Gain (Loss) on Plan Assets	282		420
Company Contributions	457		515
Participant Contributions	0		0
Benefit Payments	(294)		(480)
Fair Value of Plan Assets at December 31	4,303		3,858		3,403
Underfunded Status at December 31	(688)		(949)
Benefit Amounts Recognized on the Balance Sheets
Other Current Liabilities - Accrued Short-term Benefit Liability	(8)		(8)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(680)		(941)
Underfunded Status	(688)		(949)
Components
Net Actuarial Loss	2,208		2,129
Prior Service Cost (Credit)	10		11
Transition Obligation	0		0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial Loss During the Year	201		121
Prior Service Credit	0		0
Amortization of Actuarial Loss	(122)		(89)
Amortization of Prior Service Credit (Cost)	(1)		0
Amortization of Transition Obligation	0		0
Change for the Year	78		32
Pension and Other Postretirement Plans' Assets
Asset Class	4,303		3,858		3,403
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,303		3,858		3,403
Actual Return on Plan Assets
Fair Value of Plan Assets	4,303		3,858		3,403
Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,897		4,739
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	4,991		4,807		4,701
Accumulated Benefit Obligation	4,897		4,739
Fair Value of Plan Assets	4,303		3,858		3,403
Underfunded Accumulated Benefit Obligation	(594)		(881)
Components of Net Periodic Benefit Cost
Service Cost	72		111		104
Interest Cost	237		253		254
Expected Return on Plan Assets	(314)		(312)		(321)
Curtailment	0		0		0
Amortization of Transition Obligation	0		0		0
Amortization of Prior Service Cost (Credit)	1		0		0
Amortization of Net Actuarial Loss	122		89		59
Net Periodic Benefit Cost	118		141		96
Capitalized Portion	(37)		(44)		(30)
Net Periodic Benefit Cost Recognized as Expense	81		97		66
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012
Net Actuarial Loss	145
Prior Service Cost (Credit)	(1)
Transition Obligation	0
Total Estimated 2012 Amortization	144
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012	144
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	4.85%	[4]	4.95%	[4]
Expected Contributions and Payments During 2012	208
Pension Plans [Member] | Maximum [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	11.50%
Pension Plans [Member] | Minimum [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.50%
Pension Plans [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2012	327
2013	334
2014	354
2015	356
2016	360
Years 2017 to 2021, in Total	1,864
Other Postretirement Benefit Plans [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.75%		5.25%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	5.25%		5.85%		6.10%
Expected Return on Plan Assets	7.50%		8.00%		7.75%
Health Care Trend Rates
Initial	7.50%		8.00%
Ultimate	5.00%		5.00%
Year Ultimate Reached	2016		2016
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	23
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation	274
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	(18)
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation	(223)
Change in Benefit Obligation
Benefit Obligation at January 1	2,125		1,941
Service Cost	42		47		42
Interest Cost	109		113		110
Actuarial Loss	253		164
Plan Amendment Prior Service Credit	(196)		(36)
Curtailment	1		0
Benefit Payments	(150)		(142)
Participant Contributions	34		29
Medicare Subsidy	9		9
Benefit Obligation at December 31	2,227		2,125		1,941
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	1,461		1,308
Actual Gain (Loss) on Plan Assets	(14)		149
Company Contributions	79		117
Participant Contributions	34		29
Benefit Payments	(150)		(142)
Fair Value of Plan Assets at December 31	1,410		1,461		1,308
Underfunded Status at December 31	(817)		(664)
Benefit Amounts Recognized on the Balance Sheets
Other Current Liabilities - Accrued Short-term Benefit Liability	(4)		(4)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(813)		(660)
Underfunded Status	(817)		(664)
Components
Net Actuarial Loss	979		638
Prior Service Cost (Credit)	(210)		(20)
Transition Obligation	1		3
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial Loss During the Year	370		121
Prior Service Credit	(191)		(36)
Amortization of Actuarial Loss	(29)		(29)
Amortization of Prior Service Credit (Cost)	1		0
Amortization of Transition Obligation	(2)		(27)
Change for the Year	149		29
Pension and Other Postretirement Plans' Assets
Asset Class	1,410		1,461		1,308
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,410		1,461		1,308
Actual Return on Plan Assets
Fair Value of Plan Assets	1,410		1,461		1,308
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	2,227		2,125		1,941
Fair Value of Plan Assets	1,410		1,461		1,308
Components of Net Periodic Benefit Cost
Service Cost	42		47		42
Interest Cost	109		113		110
Expected Return on Plan Assets	(109)		(105)		(80)
Curtailment	1		0		0
Amortization of Transition Obligation	2		27		27
Amortization of Prior Service Cost (Credit)	(1)		0		0
Amortization of Net Actuarial Loss	29		29		42
Net Periodic Benefit Cost	73		111		141
Capitalized Portion	(22)		(35)		(44)
Net Periodic Benefit Cost Recognized as Expense	51		76		97
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012
Net Actuarial Loss	59
Prior Service Cost (Credit)	(18)
Transition Obligation	1
Total Estimated 2012 Amortization	42
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012	42
Benefit Plans (Textuals) [Abstract]
Expected Contributions and Payments During 2012	99
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2012	9
2013	0
2014	0
2015	0
2016	0
Years 2017 to 2021, in Total	2
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2012	145
2013	148
2014	153
2015	160
2016	168
Years 2017 to 2021, in Total	955
Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	1,958		1,865
Pension and Other Postretirement Plans' Assets
Asset Class	1,958		1,865
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,958		1,865
Actual Return on Plan Assets
Fair Value of Plan Assets	1,958		1,865
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	1,958		1,865
Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	745		825
Pension and Other Postretirement Plans' Assets
Asset Class	745		825
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	745		825
Actual Return on Plan Assets
Fair Value of Plan Assets	745		825
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	745		825
Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	2,277		2,053
Pension and Other Postretirement Plans' Assets
Asset Class	2,277		2,053
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,277		2,053
Actual Return on Plan Assets
Fair Value of Plan Assets	2,277		2,053
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	2,277		2,053
Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	671		632
Pension and Other Postretirement Plans' Assets
Asset Class	671		632
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	671		632
Actual Return on Plan Assets
Fair Value of Plan Assets	671		632
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	671		632
Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	213		196
Fair Value of Plan Assets at December 31	330		213
Pension and Other Postretirement Plans' Assets
Asset Class	330		213
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	330		213
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	31		(3)
Relating to Assets Sold During the Period	3		1
Purchases and Sales	77		19
Transfers into Level 3	6		0
Transfers out of Level 3	0		0
Fair Value of Plan Assets	330		213
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	330		213
Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	(262)		(273)
Pension and Other Postretirement Plans' Assets
Asset Class	(262)		(273)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(262)		(273)
Actual Return on Plan Assets
Fair Value of Plan Assets	(262)		(273)
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	(262)		(273)
Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	(6)		4
Pension and Other Postretirement Plans' Assets
Asset Class	(6)		4
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(6)		4
Actual Return on Plan Assets
Fair Value of Plan Assets	(6)		4
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	(6)		4
Equities [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	2,086		2,030
Pension and Other Postretirement Plans' Assets
Asset Class	2,086		2,030
Year End Allocation
Total	48.50%		52.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,086		2,030
Actual Return on Plan Assets
Fair Value of Plan Assets	2,086		2,030
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	2,086		2,030
Equities [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	827		919
Pension and Other Postretirement Plans' Assets
Asset Class	827		919
Year End Allocation
Total	58.70%		63.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	827		919
Actual Return on Plan Assets
Fair Value of Plan Assets	827		919
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	827		919
Equities [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	1,958		1,865
Pension and Other Postretirement Plans' Assets
Asset Class	1,958		1,865
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,958		1,865
Actual Return on Plan Assets
Fair Value of Plan Assets	1,958		1,865
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	1,958		1,865
Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	728		804
Pension and Other Postretirement Plans' Assets
Asset Class	728		804
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	728		804
Actual Return on Plan Assets
Fair Value of Plan Assets	728		804
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	728		804
Equities [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	128		165
Pension and Other Postretirement Plans' Assets
Asset Class	128		165
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	128		165
Actual Return on Plan Assets
Fair Value of Plan Assets	128		165
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	128		165
Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	99		115
Pension and Other Postretirement Plans' Assets
Asset Class	99		115
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	99		115
Actual Return on Plan Assets
Fair Value of Plan Assets	99		115
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	99		115
Equities [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Equities [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Equities [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Domestic [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	1,455		1,352
Pension and Other Postretirement Plans' Assets
Asset Class	1,455		1,352
Year End Allocation
Total	33.80%		35.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,455		1,352
Actual Return on Plan Assets
Fair Value of Plan Assets	1,455		1,352
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	1,455		1,352
Domestic [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	348		584
Pension and Other Postretirement Plans' Assets
Asset Class	348		584
Year End Allocation
Total	24.70%		40.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	348		584
Actual Return on Plan Assets
Fair Value of Plan Assets	348		584
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	348		584
Domestic [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	1,455		1,350
Pension and Other Postretirement Plans' Assets
Asset Class	1,455		1,350
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,455		1,350
Actual Return on Plan Assets
Fair Value of Plan Assets	1,455		1,350
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	1,455		1,350
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	348		584
Pension and Other Postretirement Plans' Assets
Asset Class	348		584
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	348		584
Actual Return on Plan Assets
Fair Value of Plan Assets	348		584
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	348		584
Domestic [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		2
Pension and Other Postretirement Plans' Assets
Asset Class	0		2
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		2
Actual Return on Plan Assets
Fair Value of Plan Assets	0		2
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		2
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Domestic [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Domestic [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Domestic [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
International [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	399		403
Pension and Other Postretirement Plans' Assets
Asset Class	399		403
Year End Allocation
Total	9.30%		10.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	399		403
Actual Return on Plan Assets
Fair Value of Plan Assets	399		403
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	399		403
International [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	380		220
Pension and Other Postretirement Plans' Assets
Asset Class	380		220
Year End Allocation
Total	27.00%		15.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	380		220
Actual Return on Plan Assets
Fair Value of Plan Assets	380		220
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	380		220
International [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	399		403
Pension and Other Postretirement Plans' Assets
Asset Class	399		403
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	399		403
Actual Return on Plan Assets
Fair Value of Plan Assets	399		403
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	399		403
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	380		220
Pension and Other Postretirement Plans' Assets
Asset Class	380		220
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	380		220
Actual Return on Plan Assets
Fair Value of Plan Assets	380		220
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	380		220
International [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
International [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
International [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
International [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Real Estate Investment Trusts [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	104		112
Pension and Other Postretirement Plans' Assets
Asset Class	104		112
Year End Allocation
Total	2.40%		2.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	104		112
Actual Return on Plan Assets
Fair Value of Plan Assets	104		112
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	104		112
Real Estate Investment Trusts [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	104		112
Pension and Other Postretirement Plans' Assets
Asset Class	104		112
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	104		112
Actual Return on Plan Assets
Fair Value of Plan Assets	104		112
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	104		112
Real Estate Investment Trusts [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Real Estate Investment Trusts [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Real Estate Investment Trusts [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust International [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	128		163
Pension and Other Postretirement Plans' Assets
Asset Class	128		163
Year End Allocation
Total	3.00%		4.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	128		163
Actual Return on Plan Assets
Fair Value of Plan Assets	128		163
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	128		163
Common Collective Trust International [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust International [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	128		163
Pension and Other Postretirement Plans' Assets
Asset Class	128		163
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	128		163
Actual Return on Plan Assets
Fair Value of Plan Assets	128		163
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	128		163
Common Collective Trust International [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust International [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust Global [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	99		115
Pension and Other Postretirement Plans' Assets
Asset Class	99		115
Year End Allocation
Total	7.00%		7.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	99		115
Actual Return on Plan Assets
Fair Value of Plan Assets	99		115
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	99		115
Common Collective Trust Global [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust Global [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	99		115
Pension and Other Postretirement Plans' Assets
Asset Class	99		115
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	99		115
Actual Return on Plan Assets
Fair Value of Plan Assets	99		115
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	99		115
Common Collective Trust Global [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust Global [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Fixed Income [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	1,847		1,507
Pension and Other Postretirement Plans' Assets
Asset Class	1,847		1,507
Year End Allocation
Total	42.90%		39.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,847		1,507
Actual Return on Plan Assets
Fair Value of Plan Assets	1,847		1,507
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	1,847		1,507
Fixed Income [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	345		280
Pension and Other Postretirement Plans' Assets
Asset Class	345		280
Year End Allocation
Total	24.40%		19.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	345		280
Actual Return on Plan Assets
Fair Value of Plan Assets	345		280
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	345		280
Fixed Income [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Fixed Income [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	1,841		1,507
Pension and Other Postretirement Plans' Assets
Asset Class	1,841		1,507
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,841		1,507
Actual Return on Plan Assets
Fair Value of Plan Assets	1,841		1,507
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	1,841		1,507
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	345		280
Pension and Other Postretirement Plans' Assets
Asset Class	345		280
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	345		280
Actual Return on Plan Assets
Fair Value of Plan Assets	345		280
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	345		280
Fixed Income [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	6		0
Pension and Other Postretirement Plans' Assets
Asset Class	6		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6		0
Actual Return on Plan Assets
Fair Value of Plan Assets	6		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	6		0
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Fixed Income [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Fixed Income [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust - Debt [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	26
Pension and Other Postretirement Plans' Assets
Asset Class	26
Year End Allocation
Total	0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26
Actual Return on Plan Assets
Fair Value of Plan Assets	26
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	26
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	69		48
Pension and Other Postretirement Plans' Assets
Asset Class	69		48
Year End Allocation
Total	4.90%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	69		48
Actual Return on Plan Assets
Fair Value of Plan Assets	69		48
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	69		48
Common Collective Trust - Debt [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Fair Value of Plan Assets	0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust - Debt [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	26
Pension and Other Postretirement Plans' Assets
Asset Class	26
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26
Actual Return on Plan Assets
Fair Value of Plan Assets	26
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	26
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	69		48
Pension and Other Postretirement Plans' Assets
Asset Class	69		48
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	69		48
Actual Return on Plan Assets
Fair Value of Plan Assets	69		48
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	69		48
Common Collective Trust - Debt [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Fair Value of Plan Assets	0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Common Collective Trust - Debt [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Fair Value of Plan Assets	0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0
Common Collective Trust - Debt [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Government and Agency Securities [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	566		634
Pension and Other Postretirement Plans' Assets
Asset Class	566		634
Year End Allocation
Total	13.20%		16.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	566		634
Actual Return on Plan Assets
Fair Value of Plan Assets	566		634
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	566		634
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	81		93
Pension and Other Postretirement Plans' Assets
Asset Class	81		93
Year End Allocation
Total	5.70%		6.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	81		93
Actual Return on Plan Assets
Fair Value of Plan Assets	81		93
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	81		93
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	566		634
Pension and Other Postretirement Plans' Assets
Asset Class	566		634
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	566		634
Actual Return on Plan Assets
Fair Value of Plan Assets	566		634
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	566		634
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	81		93
Pension and Other Postretirement Plans' Assets
Asset Class	81		93
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	81		93
Actual Return on Plan Assets
Fair Value of Plan Assets	81		93
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	81		93
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Government and Agency Securities [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Government and Agency Securities [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Corporate Debt [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	991		672
Pension and Other Postretirement Plans' Assets
Asset Class	991		672
Year End Allocation
Total	23.00%		17.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	991		672
Actual Return on Plan Assets
Fair Value of Plan Assets	991		672
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	991		672
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	152		110
Pension and Other Postretirement Plans' Assets
Asset Class	152		110
Year End Allocation
Total	10.80%		7.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	152		110
Actual Return on Plan Assets
Fair Value of Plan Assets	152		110
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	152		110
Corporate Debt [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Corporate Debt [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	985		672
Pension and Other Postretirement Plans' Assets
Asset Class	985		672
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	985		672
Actual Return on Plan Assets
Fair Value of Plan Assets	985		672
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	985		672
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	152		110
Pension and Other Postretirement Plans' Assets
Asset Class	152		110
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	152		110
Actual Return on Plan Assets
Fair Value of Plan Assets	152		110
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	152		110
Corporate Debt [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	0
Fair Value of Plan Assets at December 31	6
Pension and Other Postretirement Plans' Assets
Asset Class	6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	0
Relating to Assets Sold During the Period	0
Purchases and Sales	0
Transfers into Level 3	6
Transfers out of Level 3	0
Fair Value of Plan Assets	6
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	6
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Corporate Debt [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Corporate Debt [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Foreign Debt [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	190		127
Pension and Other Postretirement Plans' Assets
Asset Class	190		127
Year End Allocation
Total	4.40%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	190		127
Actual Return on Plan Assets
Fair Value of Plan Assets	190		127
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	190		127
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	32		25
Pension and Other Postretirement Plans' Assets
Asset Class	32		25
Year End Allocation
Total	2.30%		1.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	32		25
Actual Return on Plan Assets
Fair Value of Plan Assets	32		25
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	32		25
Foreign Debt [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Foreign Debt [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	190		127
Pension and Other Postretirement Plans' Assets
Asset Class	190		127
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	190		127
Actual Return on Plan Assets
Fair Value of Plan Assets	190		127
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	190		127
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	32		25
Pension and Other Postretirement Plans' Assets
Asset Class	32		25
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	32		25
Actual Return on Plan Assets
Fair Value of Plan Assets	32		25
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	32		25
Foreign Debt [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Foreign Debt [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Foreign Debt [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
State and Local Government [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	48		23
Pension and Other Postretirement Plans' Assets
Asset Class	48		23
Year End Allocation
Total	1.10%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	48		23
Actual Return on Plan Assets
Fair Value of Plan Assets	48		23
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	48		23
State and Local Government [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	9		3
Pension and Other Postretirement Plans' Assets
Asset Class	9		3
Year End Allocation
Total	0.60%		0.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	9		3
Actual Return on Plan Assets
Fair Value of Plan Assets	9		3
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	9		3
State and Local Government [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
State and Local Government [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	48		23
Pension and Other Postretirement Plans' Assets
Asset Class	48		23
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	48		23
Actual Return on Plan Assets
Fair Value of Plan Assets	48		23
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	48		23
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	9		3
Pension and Other Postretirement Plans' Assets
Asset Class	9		3
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	9		3
Actual Return on Plan Assets
Fair Value of Plan Assets	9		3
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	9		3
State and Local Government [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
State and Local Government [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
State and Local Government [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Other - Asset Backed | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	26		51
Pension and Other Postretirement Plans' Assets
Asset Class	26		51
Year End Allocation
Total	0.60%		1.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26		51
Actual Return on Plan Assets
Fair Value of Plan Assets	26		51
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	26		51
Other - Asset Backed | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	2		1
Pension and Other Postretirement Plans' Assets
Asset Class	2		1
Year End Allocation
Total	0.10%		0.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2		1
Actual Return on Plan Assets
Fair Value of Plan Assets	2		1
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	2		1
Other - Asset Backed | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Other - Asset Backed | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Other - Asset Backed | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	26		51
Pension and Other Postretirement Plans' Assets
Asset Class	26		51
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26		51
Actual Return on Plan Assets
Fair Value of Plan Assets	26		51
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	26		51
Other - Asset Backed | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	2		1
Pension and Other Postretirement Plans' Assets
Asset Class	2		1
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2		1
Actual Return on Plan Assets
Fair Value of Plan Assets	2		1
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	2		1
Other - Asset Backed | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Other - Asset Backed | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Other - Asset Backed | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Other - Asset Backed | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Real Estate [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	163		83
Pension and Other Postretirement Plans' Assets
Asset Class	163		83
Year End Allocation
Total	3.80%		2.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	163		83
Actual Return on Plan Assets
Fair Value of Plan Assets	163		83
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	163		83
Real Estate [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Real Estate [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Real Estate [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	83		90
Fair Value of Plan Assets at December 31	163		83
Pension and Other Postretirement Plans' Assets
Asset Class	163		83
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	163		83
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	22		(7)
Relating to Assets Sold During the Period	0		0
Purchases and Sales	58		0
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Fair Value of Plan Assets	163		83
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	163		83
Real Estate [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Alternative Investments [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	161		130
Pension and Other Postretirement Plans' Assets
Asset Class	161		130
Year End Allocation
Total	3.70%		3.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	161		130
Actual Return on Plan Assets
Fair Value of Plan Assets	161		130
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	161		130
Alternative Investments [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Alternative Investments [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Alternative Investments [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	130		106
Fair Value of Plan Assets at December 31	161		130
Pension and Other Postretirement Plans' Assets
Asset Class	161		130
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	161		130
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	9		4
Relating to Assets Sold During the Period	3		1
Purchases and Sales	19		19
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Fair Value of Plan Assets	161		130
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	161		130
Alternative Investments [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Securities Lending [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	215		254
Pension and Other Postretirement Plans' Assets
Asset Class	215		254
Year End Allocation
Total	5.00%		6.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	215		254
Actual Return on Plan Assets
Fair Value of Plan Assets	215		254
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	215		254
Securities Lending [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Securities Lending [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	215		254
Pension and Other Postretirement Plans' Assets
Asset Class	215		254
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	215		254
Actual Return on Plan Assets
Fair Value of Plan Assets	215		254
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	215		254
Securities Lending [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Securities Lending [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Securities Pledged as Collateral [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	(236)	[5]	(276)	[5]
Pension and Other Postretirement Plans' Assets
Asset Class	(236)	[5]	(276)	[5]
Year End Allocation
Total	(5.50%)	[5]	(7.10%)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(236)	[5]	(276)	[5]
Actual Return on Plan Assets
Fair Value of Plan Assets	(236)	[5]	(276)	[5]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	(236)	[5]	(276)	[5]
Securities Pledged as Collateral [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0	[5]	0	[5]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[5]	0	[5]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[5]	0	[5]
Securities Pledged as Collateral [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0	[5]	0	[5]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[5]	0	[5]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[5]	0	[5]
Securities Pledged as Collateral [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0	[5]	0	[5]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[5]	0	[5]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[5]	0	[5]
Securities Pledged as Collateral [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	(236)	[5]	(276)	[5]
Pension and Other Postretirement Plans' Assets
Asset Class	(236)	[5]	(276)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(236)	[5]	(276)	[5]
Actual Return on Plan Assets
Fair Value of Plan Assets	(236)	[5]	(276)	[5]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	(236)	[5]	(276)	[5]
Cash and Cash Equivalents [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	93		129	[6]
Pension and Other Postretirement Plans' Assets
Asset Class	93		129	[6]
Year End Allocation
Total	2.20%		3.30%	[6]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	93		129	[6]
Actual Return on Plan Assets
Fair Value of Plan Assets	93		129	[6]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	93		129	[6]
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	40		47	[6]
Pension and Other Postretirement Plans' Assets
Asset Class	40		47	[6]
Year End Allocation
Total	2.90%		3.20%	[6]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	40		47	[6]
Actual Return on Plan Assets
Fair Value of Plan Assets	40		47	[6]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	40		47	[6]
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0	[6]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0	[6]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0	[6]
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0	[6]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0	[6]
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	17		21	[6]
Pension and Other Postretirement Plans' Assets
Asset Class	17		21	[6]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	17		21	[6]
Actual Return on Plan Assets
Fair Value of Plan Assets	17		21	[6]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	17		21	[6]
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	93		127	[6]
Pension and Other Postretirement Plans' Assets
Asset Class	93		127	[6]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	93		127	[6]
Actual Return on Plan Assets
Fair Value of Plan Assets	93		127	[6]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	93		127	[6]
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	23		25	[6]
Pension and Other Postretirement Plans' Assets
Asset Class	23		25	[6]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	23		25	[6]
Actual Return on Plan Assets
Fair Value of Plan Assets	23		25	[6]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	23		25	[6]
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0	[6]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0	[6]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0	[6]
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0	[6]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0	[6]
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0	[6]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0	[6]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0	[6]
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0	[6]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0	[6]
Cash and Cash Equivalents [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		2	[6]
Pension and Other Postretirement Plans' Assets
Asset Class	0		2	[6]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		2	[6]
Actual Return on Plan Assets
Fair Value of Plan Assets	0		2	[6]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		2	[6]
Cash and Cash Equivalents [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		1	[6]
Pension and Other Postretirement Plans' Assets
Asset Class	0		1	[6]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		1	[6]
Actual Return on Plan Assets
Fair Value of Plan Assets	0		1	[6]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		1	[6]
Other Pending Transactions and Accrued Income [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	(26)	[7]	1	[7]
Pension and Other Postretirement Plans' Assets
Asset Class	(26)	[7]	1	[7]
Year End Allocation
Total	(0.60%)	[7]	0.00%	[7]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(26)	[7]	1	[7]
Actual Return on Plan Assets
Fair Value of Plan Assets	(26)	[7]	1	[7]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	(26)	[7]	1	[7]
Other Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	(6)	[8]	3	[8]
Pension and Other Postretirement Plans' Assets
Asset Class	(6)	[8]	3	[8]
Year End Allocation
Total	(0.50%)	[8]	0.20%	[8]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(6)	[8]	3	[8]
Actual Return on Plan Assets
Fair Value of Plan Assets	(6)	[8]	3	[8]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	(6)	[8]	3	[8]
Other Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0	[7]	0	[7]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[7]	0	[7]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[7]	0	[7]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[7]	0	[7]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[7]	0	[7]
Other Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0	[8]	0	[8]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[8]	0	[8]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[8]	0	[8]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[8]	0	[8]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[8]	0	[8]
Other Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0	[7]	0	[7]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[7]	0	[7]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[7]	0	[7]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[7]	0	[7]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[7]	0	[7]
Other Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0	[8]	0	[8]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[8]	0	[8]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[8]	0	[8]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[8]	0	[8]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[8]	0	[8]
Other Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0	[7]	0	[7]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[7]	0	[7]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[7]	0	[7]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[7]	0	[7]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[7]	0	[7]
Other Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0	[8]	0	[8]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[8]	0	[8]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[8]	0	[8]
Actual Return on Plan Assets
Fair Value of Plan Assets	0	[8]	0	[8]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0	[8]	0	[8]
Other Pending Transactions and Accrued Income [Member] | Fair Value Inputs Other [Member] | Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	(26)	[7]	1	[7]
Pension and Other Postretirement Plans' Assets
Asset Class	(26)	[7]	1	[7]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(26)	[7]	1	[7]
Actual Return on Plan Assets
Fair Value of Plan Assets	(26)	[7]	1	[7]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	(26)	[7]	1	[7]
Other Pending Transactions and Accrued Income [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	(6)	[8]	3	[8]
Pension and Other Postretirement Plans' Assets
Asset Class	(6)	[8]	3	[8]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(6)	[8]	3	[8]
Actual Return on Plan Assets
Fair Value of Plan Assets	(6)	[8]	3	[8]
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	(6)	[8]	3	[8]
International Equities [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	46		49
Pension and Other Postretirement Plans' Assets
Asset Class	46		49
Year End Allocation
Total	3.30%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	46		49
Actual Return on Plan Assets
Fair Value of Plan Assets	46		49
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	46		49
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	46		49
Pension and Other Postretirement Plans' Assets
Asset Class	46		49
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	46		49
Actual Return on Plan Assets
Fair Value of Plan Assets	46		49
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	46		49
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
International Equities [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Bonds [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	158		163
Pension and Other Postretirement Plans' Assets
Asset Class	158		163
Year End Allocation
Total	11.20%		11.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	158		163
Actual Return on Plan Assets
Fair Value of Plan Assets	158		163
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	158		163
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	158		163
Pension and Other Postretirement Plans' Assets
Asset Class	158		163
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	158		163
Actual Return on Plan Assets
Fair Value of Plan Assets	158		163
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	158		163
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
United States Bonds [Member] | Fair Value Inputs Other [Member] | Other Postretirement Benefit Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at December 31	0		0
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Fair Value of Plan Assets	0		0
Underfunded Accumulated Benefit Obligation
Fair Value of Plan Assets	0		0
Net Of Tax AOCI [Member] | Pension Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	260		244
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012
Total Estimated 2012 Amortization	18
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012	18
Net Of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	189		152
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012
Total Estimated 2012 Amortization	11
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012	11
Deferred Income Taxes [Member] | Pension Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	140		132
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012
Total Estimated 2012 Amortization	10
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012	10
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	102		81
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012
Total Estimated 2012 Amortization	6
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012	6
Regulatory Assets [Member] | Pension Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	1,818		1,764
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012
Total Estimated 2012 Amortization	116
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012	116
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	479		388
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012
Total Estimated 2012 Amortization	25
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2012	$ 25

[1]	Represents existing assets or liabilities that were previously categorized as Level 2.
[2]	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.
[3]	Represents existing assets or liabilities that were previously categorized as Level 3.
[4]	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.
[5]	Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.
[6]	Amounts in "Other" column primarily represent foreign currency holdings.
[7]	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.
[8]	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement

Business Segments (Details) (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues from:
External Customers	$ 3,444,000,000		$ 4,333,000,000		$ 3,609,000,000	$ 3,730,000,000	$ 3,434,000,000		$ 4,064,000,000	$ 3,360,000,000		$ 3,569,000,000	$ 15,116,000,000		$ 14,427,000,000		$ 13,489,000,000
Other Operating Segments													0		0		0
TOTAL REVENUES													15,116,000,000		14,427,000,000		13,489,000,000
Depreciation and Amortization													1,655,000,000		1,641,000,000		1,597,000,000
Interest Income													27,000,000		21,000,000		11,000,000
Carrying Costs Income													393,000,000		70,000,000		47,000,000
Interest Expense													933,000,000		999,000,000		973,000,000
Income Tax Expense (Credit)													818,000,000		643,000,000		575,000,000
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS	211,000,000	[1],[2]	657,000,000	[1],[3]	353,000,000	355,000,000							1,576,000,000		1,218,000,000		1,370,000,000
EXTRAORDINARY ITEMS, NET OF TAX	100,000,000	[1]	273,000,000	[1]	0	0							373,000,000		0		(5,000,000)
Net Income (Loss)	311,000,000	[1],[2]	930,000,000	[1],[3]	353,000,000	355,000,000	178,000,000	[4]	557,000,000	137,000,000	[5]	346,000,000	1,949,000,000		1,218,000,000		1,365,000,000
Gross Property Additions													2,902,000,000		2,500,000,000		2,896,000,000
Balance Sheet Information
Total Property, Plant and Equipment	55,670,000,000						53,740,000,000						55,670,000,000		53,740,000,000
Accumulated Depreciation and Amortization	18,699,000,000						18,066,000,000						18,699,000,000		18,066,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	36,971,000,000						35,674,000,000						36,971,000,000		35,674,000,000
Total Assets	52,223,000,000						50,455,000,000						52,223,000,000		50,455,000,000
Investments in Equity Method Investees	299,000,000						160,000,000						299,000,000		160,000,000
Business Segments (Textuals) [Abstract]
Utility Operations segment's related net purchases for the certain existing ERCOT energy marketing contracts with AEPEP in Revenues from Other Operating Segments																	5,000,000
Utility Operations [Member]
Revenues from:
External Customers													14,088,000,000		13,687,000,000		12,733,000,000	[6]
Other Operating Segments													112,000,000		105,000,000		70,000,000	[6]
TOTAL REVENUES													14,200,000,000		13,792,000,000		12,803,000,000
Depreciation and Amortization													1,613,000,000		1,598,000,000		1,561,000,000
Interest Income													29,000,000		8,000,000		4,000,000
Carrying Costs Income													393,000,000		70,000,000		47,000,000
Interest Expense													886,000,000		942,000,000		916,000,000
Income Tax Expense (Credit)													722,000,000		651,000,000		553,000,000
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS													1,549,000,000				1,325,000,000
EXTRAORDINARY ITEMS, NET OF TAX													373,000,000				(5,000,000)
Net Income (Loss)													1,922,000,000		1,192,000,000		1,320,000,000
Gross Property Additions													2,405,000,000		2,440,000,000		2,812,000,000
Balance Sheet Information
Total Property, Plant and Equipment	54,396,000,000						52,771,000,000						54,396,000,000		52,771,000,000
Accumulated Depreciation and Amortization	18,393,000,000						17,795,000,000						18,393,000,000		17,795,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	36,003,000,000						34,976,000,000						36,003,000,000		34,976,000,000
Total Assets	50,093,000,000						48,658,000,000						50,093,000,000		48,658,000,000
Investments in Equity Method Investees	24,000,000						22,000,000						24,000,000		22,000,000
Transmission Operations [Member]
Revenues from:
External Customers													3,000,000		0		0
Other Operating Segments													5,000,000		1,000,000		0
TOTAL REVENUES													8,000,000		1,000,000		0
Depreciation and Amortization													0		0		0
Interest Income													0		0		0
Carrying Costs Income													0		0		0
Interest Expense													1,000,000		0		0
Income Tax Expense (Credit)													2,000,000		(1,000,000)		0
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS													30,000,000				4,000,000
EXTRAORDINARY ITEMS, NET OF TAX													0				0
Net Income (Loss)													30,000,000		9,000,000		4,000,000
Gross Property Additions													263,000,000		35,000,000		1,000,000
Balance Sheet Information
Total Property, Plant and Equipment	323,000,000						51,000,000						323,000,000		51,000,000
Accumulated Depreciation and Amortization	0						0						0		0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	323,000,000						51,000,000						323,000,000		51,000,000
Total Assets	594,000,000						230,000,000						594,000,000		230,000,000
Investments in Equity Method Investees	256,000,000						135,000,000						256,000,000		135,000,000
Nonutility Operations - AEP River Operations [Member]
Revenues from:
External Customers													696,000,000		566,000,000		490,000,000
Other Operating Segments													20,000,000		22,000,000		18,000,000
TOTAL REVENUES													716,000,000		588,000,000		508,000,000
Depreciation and Amortization													28,000,000		24,000,000		17,000,000
Interest Income													0		0		0
Carrying Costs Income													0		0		0
Interest Expense													18,000,000		14,000,000		5,000,000
Income Tax Expense (Credit)													24,000,000		19,000,000		23,000,000
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS													45,000,000				47,000,000
EXTRAORDINARY ITEMS, NET OF TAX													0				0
Net Income (Loss)													45,000,000		37,000,000		47,000,000
Gross Property Additions													18,000,000		23,000,000		81,000,000
Balance Sheet Information
Total Property, Plant and Equipment	608,000,000						574,000,000						608,000,000		574,000,000
Accumulated Depreciation and Amortization	136,000,000						110,000,000						136,000,000		110,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	472,000,000						464,000,000						472,000,000		464,000,000
Total Assets	659,000,000						621,000,000						659,000,000		621,000,000
Investments in Equity Method Investees	17,000,000						3,000,000						17,000,000		3,000,000
Nonutility Operations - Generation and Marketing [Member]
Revenues from:
External Customers													305,000,000		173,000,000		281,000,000
Other Operating Segments													1,000,000		0		5,000,000
TOTAL REVENUES													306,000,000		173,000,000		286,000,000
Depreciation and Amortization													25,000,000		30,000,000		29,000,000
Interest Income													(1,000,000)		2,000,000		0
Carrying Costs Income													0		0		0
Interest Expense													18,000,000		20,000,000		21,000,000
Income Tax Expense (Credit)													(18,000,000)		(20,000,000)		0
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS													14,000,000				41,000,000
EXTRAORDINARY ITEMS, NET OF TAX													0				0
Net Income (Loss)													14,000,000		25,000,000		41,000,000
Gross Property Additions													2,000,000		1,000,000		1,000,000
Balance Sheet Information
Total Property, Plant and Equipment	590,000,000						584,000,000						590,000,000		584,000,000
Accumulated Depreciation and Amortization	219,000,000						198,000,000						219,000,000		198,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	371,000,000						386,000,000						371,000,000		386,000,000
Total Assets	868,000,000						881,000,000						868,000,000		881,000,000
Investments in Equity Method Investees	0						0						0		0
All Other [Member]
Revenues from:
External Customers													24,000,000	[7]	1,000,000	[7]	(15,000,000)	[7]
Other Operating Segments													8,000,000	[7]	14,000,000	[7]	36,000,000	[7]
TOTAL REVENUES													32,000,000	[7]	15,000,000	[7]	21,000,000	[7]
Depreciation and Amortization													2,000,000	[7]	2,000,000	[7]	2,000,000	[7]
Interest Income													17,000,000	[7]	31,000,000	[7]	47,000,000	[7]
Carrying Costs Income													0	[7]	0	[7]	0	[7]
Interest Expense													43,000,000	[7]	58,000,000	[7]	86,000,000	[7]
Income Tax Expense (Credit)													88,000,000	[7]	(6,000,000)	[7]	(1,000,000)	[7]
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS													(62,000,000)	[7]			(47,000,000)	[7]
EXTRAORDINARY ITEMS, NET OF TAX													0	[7]			0	[7]
Net Income (Loss)													(62,000,000)	[7]	(45,000,000)	[7]	(47,000,000)	[7]
Gross Property Additions													214,000,000	[7]	1,000,000	[7]	1,000,000	[7]
Balance Sheet Information
Total Property, Plant and Equipment	11,000,000	[7]					11,000,000	[7]					11,000,000	[7]	11,000,000	[7]
Accumulated Depreciation and Amortization	10,000,000	[7]					9,000,000	[7]					10,000,000	[7]	9,000,000	[7]
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	1,000,000	[7]					2,000,000	[7]					1,000,000	[7]	2,000,000	[7]
Total Assets	16,751,000,000	[7]					15,942,000,000	[7]					16,751,000,000	[7]	15,942,000,000	[7]
Investments in Equity Method Investees	2,000,000	[7]					0	[7]					2,000,000	[7]	0	[7]
Reconciling Adjustments [Member]
Revenues from:
External Customers													0		0		0
Other Operating Segments													(146,000,000)		(142,000,000)		(129,000,000)
TOTAL REVENUES													(146,000,000)		(142,000,000)		(129,000,000)
Depreciation and Amortization													(13,000,000)	[8]	(13,000,000)	[8]	(12,000,000)	[8]
Interest Income													(18,000,000)		(20,000,000)		(40,000,000)
Carrying Costs Income													0		0		0
Interest Expense													(33,000,000)	[8]	(35,000,000)	[8]	(55,000,000)	[8]
Income Tax Expense (Credit)													0		0		0
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS													0				0
EXTRAORDINARY ITEMS, NET OF TAX													0				0
Net Income (Loss)													0		0		0
Gross Property Additions													0		0		0
Balance Sheet Information
Total Property, Plant and Equipment	(258,000,000)	[8]					(251,000,000)	[8]					(258,000,000)	[8]	(251,000,000)	[8]
Accumulated Depreciation and Amortization	(59,000,000)	[8]					(46,000,000)	[8]					(59,000,000)	[8]	(46,000,000)	[8]
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	(199,000,000)	[8]					(205,000,000)	[8]					(199,000,000)	[8]	(205,000,000)	[8]
Total Assets	(16,742,000,000)	[8],[9]					(15,877,000,000)	[8],[9]					(16,742,000,000)	[8],[9]	(15,877,000,000)	[8],[9]
Investments in Equity Method Investees	$ 0	[8]					$ 0	[8]					$ 0	[8]	$ 0	[8]

[1]	See "TCC Texas Restructuring" section of Note 2 and "Texas Restructuring" section of Note 3 for discussion of gains recorded in the third and fourth quarters of 2011.
[2]	Includes a refund of POLR charges in Ohio (see Note 3) and OPCo adjustments for fuel disallowances, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund. Also includes a write-off for SWEPCo's Turk Plant (see Note 6).
[3]	Includes pretax write-offs for plant impairments (see Note 6) and a provision for refund of POLR charges in Ohio (see Note 3).
[4]	Includes a $43 million refund provision for the 2009 SEET in addition to various other provisions for certain regulatory and legal matters.
[5]	See Note 16 for discussion of expenses related to cost reduction initiatives in 2010.
[6]	PSO and SWEPCo transferred certain existing ERCOT energy marketing contracts to AEP Energy Partners, Inc. (AEPEP) (Generation and Marketing segment) and entered into intercompany financial and physical purchase and sales agreements with AEPEP. As a result, we reported third-party net purchases or sales activity for these energy marketing contracts as Revenues from External Customers for the Utility Operations segment. This was offset by the Utility Operations segment's related net purchases for these contracts with AEPEP in Revenues from Other Operating Segments of $5 million for the years ended December 31, 2009. The Generation and Marketing segment also reported these purchase or sales contracts with Utility Operations as Revenues from Other Operating Segments. These affiliated contracts between PSO and SWEPCo with AEPEP ended in December 2009.
[7]	All Other includes: Parent's guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs. Tax and interest expense adjustments related to our UK operations which were sold in 2004 and 2002. Forward natural gas contracts that were not sold with our natural gas pipeline and storage operations in 2004 and 2005. These contracts were financial derivatives which settled and expired in the fourth quarter of 2011. Revenue sharing related to the Plaquemine Cogeneration Facility which ended in the fourth quarter of 2011.
[8]	Includes eliminations due to an intercompany capital lease.
[9]	Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP's investments in subsidiary companies.

Derivatives and Hedging (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Commodity:
Power (In MWHs)	609,000,000		652,000,000
Coal (In Tons)	21,000,000		63,000,000
Natural Gas (In MMBtus)	100,000,000		94,000,000
Heating Oil and Gasoline (In Gallons)	6,000,000		6,000,000
Interest Rate	$ 226,000,000		$ 171,000,000
Interest Rate and Foreign Currency	907,000,000		907,000,000
Fair Value of Derivative Instruments
Current Risk Management Assets	193,000,000		232,000,000
Long-term Risk Management Assets	403,000,000		410,000,000
Total Assets	596,000,000		642,000,000
Current Risk Management Liabilities	150,000,000		129,000,000
Long-term Risk Management Liabilities	195,000,000		141,000,000
Total Liabilities	345,000,000		270,000,000
Total MTM Derivative Contract Net Assets (Liabilities)	251,000,000		372,000,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	41,000,000		123,000,000		128,000,000
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	11,000,000		(15,000,000)		(22,000,000)
Changes in Fair Value Recognized in AOCI	(33,000,000)		22,000,000		5,000,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Ending Balance in AOCI	(23,000,000)		11,000,000		(15,000,000)
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	20,000,000	[1]	38,000,000	[1]
Hedging Liabilities	67,000,000	[1]	6,000,000	[1]
AOCI Loss Net of Tax	(23,000,000)		11,000,000		(15,000,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(5,000,000)		1,000,000
Collateral Triggering Events [Abstract]
Liabilities for Derivative Contracts with Credit Downgrade Triggers	32,000,000		20,000,000
Amount of Collateral AEP Subsidiaries Would Have Been Required to Post	39,000,000		45,000,000
Amount Attributable to RTO and ISO Activities	38,000,000		44,000,000
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements	515,000,000		401,000,000
Posted Cash Collateral Related to Contracts with Cross Default Provisions	56,000,000		81,000,000
Additional Settlement Liability if Cross Default Provision is Triggered	291,000,000		213,000,000
Derivatives and Hedging (Textuals) [Abstract]
Cash Collateral Received Netted Against Risk Management Assets	26,000,000		8,000,000
Cash Collateral Paid Netted Against Risk Management Liabilities	133,000,000		109,000,000
Maximum Length of Time for Hedging Exposure (in months)	30
Loss on Fair Value Portion of Long Term Debt	6,000,000		6,000,000
Risk Management Contracts [Member]
Fair Value of Derivative Instruments
Total Assets	548,000,000	[2],[3]	551,000,000	[2],[4]
Total Liabilities	278,000,000	[2],[3]	263,000,000	[2],[4]
Fair Value Hedges [Member]
Fair Value of Derivative Instruments
Total Assets			7,000,000
Total Liabilities			1,000,000
Other [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	(683,000,000)	[5]	(839,000,000)	[5]
Long-term Risk Management Assets	(253,000,000)	[5]	(150,000,000)	[5]
Total Assets	(936,000,000)	[5]	(989,000,000)	[5]
Current Risk Management Liabilities	(746,000,000)	[5]	(881,000,000)	[5]
Long-term Risk Management Liabilities	(325,000,000)	[5]	(255,000,000)	[5]
Total Liabilities	(1,071,000,000)	[5]	(1,136,000,000)	[5]
Total MTM Derivative Contract Net Assets (Liabilities)	135,000,000	[5]	147,000,000	[5]
Interest Rate Derivatives [Member] | Cash Flow Hedges [Member]
Derivatives and Hedging (Textuals) [Abstract]
Gain on Hedging Instrument					6,000,000
Interest Rate Derivatives [Member] | Fair Value Hedges [Member]
Derivatives and Hedging (Textuals) [Abstract]
Gain on Hedging Instrument	3,000,000		6,000,000
Interest Rate and Foreign Currency [Member]
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	4,000,000		(13,000,000)		(29,000,000)
Changes in Fair Value Recognized in AOCI	(28,000,000)		13,000,000		11,000,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Ending Balance in AOCI	(20,000,000)		4,000,000		(13,000,000)
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	0	[1]	25,000,000	[1]
Hedging Liabilities	42,000,000	[1]	4,000,000	[1]
AOCI Loss Net of Tax	(20,000,000)		4,000,000		(13,000,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(2,000,000)		(2,000,000)
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	[6]	30,000,000	[6]
Long-term Risk Management Assets	0	[6]	2,000,000	[6]
Total Assets	0	[6]	32,000,000	[6]
Current Risk Management Liabilities	20,000,000	[6]	2,000,000	[6]
Long-term Risk Management Liabilities	22,000,000	[6]	3,000,000	[6]
Total Liabilities	42,000,000	[6]	5,000,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	(42,000,000)	[6]	27,000,000	[6]
Commodity [Member]
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	7,000,000		(2,000,000)		7,000,000
Changes in Fair Value Recognized in AOCI	(5,000,000)		9,000,000		(6,000,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Ending Balance in AOCI	(3,000,000)		7,000,000		(2,000,000)
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	20,000,000	[1]	13,000,000	[1]
Hedging Liabilities	25,000,000	[1]	2,000,000	[1]
AOCI Loss Net of Tax	(3,000,000)		7,000,000		(2,000,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(3,000,000)		3,000,000
Commodity [Member] | Risk Management Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	852,000,000	[6]	1,023,000,000	[6]
Long-term Risk Management Assets	641,000,000	[6]	546,000,000	[6]
Total Assets	1,493,000,000	[6]	1,569,000,000	[6]
Current Risk Management Liabilities	847,000,000	[6]	995,000,000	[6]
Long-term Risk Management Liabilities	483,000,000	[6]	387,000,000	[6]
Total Liabilities	1,330,000,000	[6]	1,382,000,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	163,000,000	[6]	187,000,000	[6]
Commodity [Member] | Hedging Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	24,000,000	[6]	18,000,000	[6]
Long-term Risk Management Assets	15,000,000	[6]	12,000,000	[6]
Total Assets	39,000,000	[6]	30,000,000	[6]
Current Risk Management Liabilities	29,000,000	[6]	13,000,000	[6]
Long-term Risk Management Liabilities	15,000,000	[6]	6,000,000	[6]
Total Liabilities	44,000,000	[6]	19,000,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	(5,000,000)	[6]	11,000,000	[6]
Utility Operations Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	46,000,000		85,000,000		144,000,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	3,000,000		0		(15,000,000)
Utility Operations Revenues [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	0		0		0
Utility Operations Revenues [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	3,000,000		0		(15,000,000)
Other Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	20,000,000		9,000,000		19,000,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	(5,000,000)		(7,000,000)		(15,000,000)
Other Revenues [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	0		0		0
Other Revenues [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	(5,000,000)		(7,000,000)		(15,000,000)
Purchased Electricity for Resale [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	(2,000,000)		4,000,000		29,000,000
Purchased Electricity for Resale [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	0		0		0
Purchased Electricity for Resale [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	(2,000,000)		4,000,000		29,000,000
Other Operation Expense [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	(1,000,000)
Other Operation Expense [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	0
Other Operation Expense [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	(1,000,000)
Maintenance Expense [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	(1,000,000)
Maintenance Expense [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	0
Maintenance Expense [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	(1,000,000)
Interest Expense [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	4,000,000		4,000,000		5,000,000
Interest Expense [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	4,000,000		4,000,000		5,000,000
Interest Expense [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	0		0		0
Property, Plant and Equipment [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Other Comprehensive Income Reclassification Adjustment on Derivatives Reclassed to Assets or Liabilities	(1,000,000)
Property, Plant and Equipment [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Other Comprehensive Income Reclassification Adjustment on Derivatives Reclassed to Assets or Liabilities	0
Property, Plant and Equipment [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Other Comprehensive Income Reclassification Adjustment on Derivatives Reclassed to Assets or Liabilities	(1,000,000)
Regulatory Assets [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(22,000,000)	[7]	(9,000,000)	[7]	(28,000,000)	[7]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Other Comprehensive Income Reclassification Adjustment on Derivatives Reclassed to Assets or Liabilities	2,000,000	[7]	3,000,000	[7]	5,000,000	[7]
Regulatory Assets [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Other Comprehensive Income Reclassification Adjustment on Derivatives Reclassed to Assets or Liabilities	0	[7]	0	[7]	0	[7]
Regulatory Assets [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Other Comprehensive Income Reclassification Adjustment on Derivatives Reclassed to Assets or Liabilities	2,000,000	[7]	3,000,000	[7]	5,000,000	[7]
Regulatory Liabilities [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(3,000,000)	[7]	38,000,000	[7]	(7,000,000)	[7]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Other Comprehensive Income Reclassification Adjustment on Derivatives Reclassed to Assets or Liabilities	0	[7]	0	[7]	(7,000,000)	[7]
Regulatory Liabilities [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Other Comprehensive Income Reclassification Adjustment on Derivatives Reclassed to Assets or Liabilities	0	[7]	0	[7]	0	[7]
Regulatory Liabilities [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Other Comprehensive Income Reclassification Adjustment on Derivatives Reclassed to Assets or Liabilities	$ 0	[7]	$ 0	[7]	$ (7,000,000)	[7]

[1]	Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on our balance sheets.
[2]	Amounts in "Other" column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for "Derivatives and Hedging."
[3]	The December 31, 2011 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $3 million in 2012, $7 million in periods 2013-2015 and ($6) million in periods 2016-2018; Level 2 matures $21 million in 2012, $50 million in periods 2013-2015, $11 million in periods 2016-2017 and $8 million in periods 2018-2030; Level 3 matures ($19) million in 2012, $44 million in periods 2013-2015, $18 million in periods 2016-2017 and $26 million in periods 2018-2030. Risk management commodity contracts are substantially comprised of power contracts.
[4]	The December 31, 2010 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures ($2) million in 2011, $2 million in periods 2012-2014 and ($5) million in periods 2015-2018; Level 2 matures $13 million in 2011, $66 million in periods 2012-2014, $12 million in periods 2015-2016 and $16 million in periods 2017-2028; Level 3 matures $18 million in 2011, $24 million in periods 2012-2014, $16 million in periods 2015-2016 and $27 million in periods 2017-2028. Risk management commodity contracts are substantially comprised of power contracts.
[5]	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include de-designated risk management contracts.
[6]	Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."
[7]	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Fair Value Measurements (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	$ 16,516,000,000		$ 16,811,000,000
Long term Debt, Fair Value	19,259,000,000		18,285,000,000
Other Temporary Investments
Estimated Fair Value	294,000,000		416,000,000
Debt And Equity Securities Within Other Temporary Investments [Abstract]
Proceeds From Investment Sales	268,000,000		455,000,000		35,000,000
Purchases of Investments	154,000,000		503,000,000		82,000,000
Gross Realized Gains on Investment Sales	4,000,000		16,000,000		0
Gross Realized Losses on Investment Sales	0		0		0
Accumulated Other Comprehensive Income Loss Activity for Other Temporary Investments [Abstract]
Balance in AOCI	4,000,000
Changes in Fair Value Recognized in AOCI	1,000,000
Amount of Gain Loss Reclassified from Accumulated Other Comprehensive Income to Interest Income on Statement of Income	(3,000,000)
Balance in AOCI	2,000,000		4,000,000
Nuclear Trust Fund Investments
Estimated Fair Value	1,592,000,000		1,515,000,000
Gross Unrealized Gains	281,000,000		209,000,000
Other-Than-Temporary Impairments	(85,000,000)		(126,000,000)
Securities Activity Within the Decommissioning and SNF Trusts
Proceeds from Investment Sales	1,111,000,000		1,362,000,000		713,000,000
Purchases of Investments	1,167,000,000		1,415,000,000		771,000,000
Gross Realized Gains on Investment Sales	33,000,000		12,000,000		28,000,000
Gross Realized Losses on Investment Sales	22,000,000		2,000,000		1,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	1,592,000,000		1,515,000,000
Assets:
Cash and Cash Equivalents	221,000,000	[1]	294,000,000	[1]
Other Temporary Investments	294,000,000		416,000,000
Risk Management Assets
Risk Management Assets	596,000,000		642,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,592,000,000		1,515,000,000
Total Assets	2,703,000,000		2,867,000,000
Liabilities:
Risk Management Liabilities	345,000,000		270,000,000
Changes in the fair value of net trading derivatives and other investments
Beginning Balance	85,000,000		62,000,000		49,000,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	(10,000,000)	[2],[3]	5,000,000	[2],[3]	(4,000,000)	[2],[3]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	9,000,000	[2]	63,000,000	[2]	44,000,000	[2]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	0		0		0
Purchases, Issuances and Settlements	(3,000,000)	[4]	(25,000,000)	[4]	(17,000,000)	[4]
Transfers into Level 3	13,000,000	[5],[6]	18,000,000	[5],[6]
Transfers out of Level 3	(12,000,000)	[6],[7]	(53,000,000)	[6],[7]
Transfers in and/or out of Level 3					(25,000,000)	[8]
Changes in Fair Value Allocated to Regulated Jurisdiction	(13,000,000)	[9]	15,000,000	[9]	15,000,000	[9]
Ending Balance	69,000,000		85,000,000		62,000,000
Fair Value Measurements (Textuals) [Abstract]
Other-than-temporary Impairments of Other Temporary Investments					9,000,000
Other-than-temporary Impairments of Other Temporary Investments, Net of Tax					6,000,000
Adjusted Cost of Debt Securities	862,000,000		835,000,000
Adjusted Cost of Domestic Equity Securities	431,000,000		451,000,000
Level 1 [Member]
Other Temporary Investments
Estimated Fair Value	269,000,000		278,000,000
Nuclear Trust Fund Investments
Estimated Fair Value	646,000,000		634,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	646,000,000		634,000,000
Assets:
Cash and Cash Equivalents	6,000,000	[1]	170,000,000	[1]
Other Temporary Investments	269,000,000		278,000,000
Risk Management Assets
Risk Management Assets	62,000,000		31,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	646,000,000		634,000,000
Total Assets	983,000,000		1,113,000,000
Liabilities:
Risk Management Liabilities	43,000,000		29,000,000
Level 2 [Member]
Other Temporary Investments
Estimated Fair Value	0		97,000,000
Nuclear Trust Fund Investments
Estimated Fair Value	933,000,000		869,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	933,000,000		869,000,000
Assets:
Cash and Cash Equivalents	0	[1]	0	[1]
Other Temporary Investments	0		97,000,000
Risk Management Assets
Risk Management Assets	1,322,000,000		1,481,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	933,000,000		869,000,000
Total Assets	2,255,000,000		2,447,000,000
Liabilities:
Risk Management Liabilities	1,294,000,000		1,343,000,000
Level 3 [Member]
Other Temporary Investments
Estimated Fair Value	0		0
Nuclear Trust Fund Investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Assets:
Cash and Cash Equivalents	0	[1]	0	[1]
Other Temporary Investments	0		0
Risk Management Assets
Risk Management Assets	147,000,000		112,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Total Assets	147,000,000		112,000,000
Liabilities:
Risk Management Liabilities	78,000,000		27,000,000
Fair Value Inputs Other [Member]
Other Temporary Investments
Estimated Fair Value	25,000,000		41,000,000
Nuclear Trust Fund Investments
Estimated Fair Value	13,000,000		12,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	13,000,000		12,000,000
Assets:
Cash and Cash Equivalents	215,000,000	[1]	124,000,000	[1]
Other Temporary Investments	25,000,000		41,000,000
Risk Management Assets
Risk Management Assets	(935,000,000)		(982,000,000)
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	13,000,000		12,000,000
Total Assets	(682,000,000)		(805,000,000)
Liabilities:
Risk Management Liabilities	(1,070,000,000)		(1,129,000,000)
Cash [Member]
Other Temporary Investments
Cost	216,000,000	[10]	225,000,000	[10]
Gross Unrealized Gains	0	[10]	0	[10]
Gross Unrealized Losses	0	[10]	0	[10]
Estimated Fair Value	216,000,000	[1]	225,000,000	[1]
Nuclear Trust Fund Investments
Estimated Fair Value	18,000,000	[11]	20,000,000	[11]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	18,000,000	[11]	20,000,000	[11]
Assets:
Other Temporary Investments	216,000,000	[1]	225,000,000	[1]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	18,000,000	[11]	20,000,000	[11]
Cash [Member] | Level 1 [Member]
Other Temporary Investments
Estimated Fair Value	191,000,000	[1]	184,000,000	[1]
Nuclear Trust Fund Investments
Estimated Fair Value	0	[11]	0	[11]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0	[11]	0	[11]
Assets:
Other Temporary Investments	191,000,000	[1]	184,000,000	[1]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[11]	0	[11]
Cash [Member] | Level 2 [Member]
Other Temporary Investments
Estimated Fair Value	0	[1]	0	[1]
Nuclear Trust Fund Investments
Estimated Fair Value	5,000,000	[11]	8,000,000	[11]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	5,000,000	[11]	8,000,000	[11]
Assets:
Other Temporary Investments	0	[1]	0	[1]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	5,000,000	[11]	8,000,000	[11]
Cash [Member] | Level 3 [Member]
Other Temporary Investments
Estimated Fair Value	0	[1]	0	[1]
Nuclear Trust Fund Investments
Estimated Fair Value	0	[11]	0	[11]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0	[11]	0	[11]
Assets:
Other Temporary Investments	0	[1]	0	[1]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[11]	0	[11]
Cash [Member] | Fair Value Inputs Other [Member]
Other Temporary Investments
Estimated Fair Value	25,000,000	[1]	41,000,000	[1]
Nuclear Trust Fund Investments
Estimated Fair Value	13,000,000	[11]	12,000,000	[11]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	13,000,000	[11]	12,000,000	[11]
Assets:
Other Temporary Investments	25,000,000	[1]	41,000,000	[1]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	13,000,000	[11]	12,000,000	[11]
Fixed Income Funds [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains	66,000,000		26,000,000
Other-Than-Temporary Impairments	(5,000,000)		(3,000,000)
Mutual Funds Fixed Income [Member]
Other Temporary Investments
Cost	64,000,000		69,000,000
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Estimated Fair Value	64,000,000		69,000,000
Assets:
Other Temporary Investments	64,000,000		69,000,000
Mutual Funds Fixed Income [Member] | Level 1 [Member]
Other Temporary Investments
Estimated Fair Value	64,000,000		69,000,000
Assets:
Other Temporary Investments	64,000,000		69,000,000
Mutual Funds Fixed Income [Member] | Level 2 [Member]
Other Temporary Investments
Estimated Fair Value	0		0
Assets:
Other Temporary Investments	0		0
Mutual Funds Fixed Income [Member] | Level 3 [Member]
Other Temporary Investments
Estimated Fair Value	0		0
Assets:
Other Temporary Investments	0		0
Mutual Funds Fixed Income [Member] | Fair Value Inputs Other [Member]
Other Temporary Investments
Estimated Fair Value	0		0
Assets:
Other Temporary Investments	0		0
Variable Rate Demand Notes [Member]
Other Temporary Investments
Cost	0		97,000,000
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Estimated Fair Value			97,000,000
Assets:
Other Temporary Investments			97,000,000
Variable Rate Demand Notes [Member] | Level 1 [Member]
Other Temporary Investments
Estimated Fair Value			0
Assets:
Other Temporary Investments			0
Variable Rate Demand Notes [Member] | Level 2 [Member]
Other Temporary Investments
Estimated Fair Value			97,000,000
Assets:
Other Temporary Investments			97,000,000
Variable Rate Demand Notes [Member] | Level 3 [Member]
Other Temporary Investments
Estimated Fair Value			0
Assets:
Other Temporary Investments			0
Variable Rate Demand Notes [Member] | Fair Value Inputs Other [Member]
Other Temporary Investments
Estimated Fair Value			0
Assets:
Other Temporary Investments			0
Domestic [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	646,000,000	[12]	634,000,000	[12]
Gross Unrealized Gains	215,000,000		183,000,000
Other-Than-Temporary Impairments	(80,000,000)		(123,000,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	646,000,000	[12]	634,000,000	[12]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	646,000,000	[12]	634,000,000	[12]
Domestic [Member] | Level 1 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	646,000,000	[12]	634,000,000	[12]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	646,000,000	[12]	634,000,000	[12]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	646,000,000	[12]	634,000,000	[12]
Domestic [Member] | Level 2 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	0	[12]	0	[12]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0	[12]	0	[12]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[12]	0	[12]
Domestic [Member] | Level 3 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	0	[12]	0	[12]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0	[12]	0	[12]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[12]	0	[12]
Domestic [Member] | Fair Value Inputs Other [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	0	[12]	0	[12]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0	[12]	0	[12]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[12]	0	[12]
Mutual Funds Equity [Member]
Other Temporary Investments
Cost	11,000,000		18,000,000
Gross Unrealized Gains	3,000,000		7,000,000
Gross Unrealized Losses	0		0
Estimated Fair Value	14,000,000	[12]	25,000,000	[12]
Assets:
Other Temporary Investments	14,000,000	[12]	25,000,000	[12]
Mutual Funds Equity [Member] | Level 1 [Member]
Other Temporary Investments
Estimated Fair Value	14,000,000	[12]	25,000,000	[12]
Assets:
Other Temporary Investments	14,000,000	[12]	25,000,000	[12]
Mutual Funds Equity [Member] | Level 2 [Member]
Other Temporary Investments
Estimated Fair Value	0	[12]	0	[12]
Assets:
Other Temporary Investments	0	[12]	0	[12]
Mutual Funds Equity [Member] | Level 3 [Member]
Other Temporary Investments
Estimated Fair Value	0	[12]	0	[12]
Assets:
Other Temporary Investments	0	[12]	0	[12]
Mutual Funds Equity [Member] | Fair Value Inputs Other [Member]
Other Temporary Investments
Estimated Fair Value	0	[12]	0	[12]
Assets:
Other Temporary Investments	0	[12]	0	[12]
Cash and Cash Equivalents [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains	0		0
Other-Than-Temporary Impairments	0		0
US Government Agencies Debt Securities [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	544,000,000		461,000,000
Gross Unrealized Gains	61,000,000		23,000,000
Other-Than-Temporary Impairments	(1,000,000)		(1,000,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	544,000,000		461,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	544,000,000		461,000,000
US Government Agencies Debt Securities [Member] | Level 1 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
US Government Agencies Debt Securities [Member] | Level 2 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	544,000,000		461,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	544,000,000		461,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	544,000,000		461,000,000
US Government Agencies Debt Securities [Member] | Level 3 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
US Government Agencies Debt Securities [Member] | Fair Value Inputs Other [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt Securities [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	54,000,000		59,000,000
Gross Unrealized Gains	5,000,000		4,000,000
Other-Than-Temporary Impairments	(2,000,000)		(2,000,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	54,000,000		59,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	54,000,000		59,000,000
Corporate Debt Securities [Member] | Level 1 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt Securities [Member] | Level 2 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	54,000,000		59,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	54,000,000		59,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	54,000,000		59,000,000
Corporate Debt Securities [Member] | Level 3 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt Securities [Member] | Fair Value Inputs Other [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	330,000,000		341,000,000
Gross Unrealized Gains	0		(1,000,000)
Other-Than-Temporary Impairments	(2,000,000)		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	330,000,000		341,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	330,000,000		341,000,000
State and Local Jurisdiction [Member] | Level 1 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member] | Level 2 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	330,000,000		341,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	330,000,000		341,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	330,000,000		341,000,000
State and Local Jurisdiction [Member] | Level 3 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member] | Fair Value Inputs Other [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Dedesignated Risk Management Contracts [Member]
Risk Management Assets
Risk Management Assets	28,000,000	[13]	46,000,000	[13]
Dedesignated Risk Management Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	[13]	0	[13]
Dedesignated Risk Management Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	0	[13]	0	[13]
Dedesignated Risk Management Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	[13]	0	[13]
Dedesignated Risk Management Contracts [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	28,000,000	[13]	46,000,000	[13]
Other Temporary Investments [Member]
Other Temporary Investments
Cost	291,000,000		409,000,000
Gross Unrealized Gains	3,000,000		7,000,000
Gross Unrealized Losses	0		0
2011 [Member] | Level 1 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			(2,000,000)
2011 [Member] | Level 2 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			13,000,000
2011 [Member] | Level 3 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			18,000,000
2012 - 2014 [Member] | Level 1 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			2,000,000
2012 - 2014 [Member] | Level 2 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			66,000,000
2012 - 2014 [Member] | Level 3 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			24,000,000
2013 - 2015 [Member] | Level 1 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	7,000,000
2013 - 2015 [Member] | Level 2 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	50,000,000
2013 - 2015 [Member] | Level 3 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	44,000,000
2015 - 2016 [Member] | Level 2 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			12,000,000
2015 - 2016 [Member] | Level 3 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			16,000,000
2015 - 2018 [Member] | Level 1 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			(5,000,000)
2016 - 2017 [Member] | Level 2 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	11,000,000
2016 - 2017 [Member] | Level 3 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	18,000,000
2016 - 2018 [Member] | Level 1 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	(6,000,000)
2017 - 2028 [Member] | Level 2 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			16,000,000
2017 - 2028 [Member] | Level 3 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			27,000,000
2018 - 2030 [Member] | Level 2 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	8,000,000
2018 - 2030 [Member] | Level 3 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	26,000,000
2012 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	62,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	62,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	62,000,000
2012 [Member] | Level 1 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	3,000,000
2012 [Member] | Level 2 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	21,000,000
2012 [Member] | Level 3 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	(19,000,000)
One Year To Five Year [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	285,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	285,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	285,000,000
Five Year To Ten Year [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	350,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	350,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	350,000,000
After 10 years [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	231,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	231,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	231,000,000
Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	548,000,000	[14],[15]	551,000,000	[14],[16]
Liabilities:
Risk Management Liabilities	278,000,000	[14],[15]	263,000,000	[14],[16]
Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	47,000,000	[14],[15]	20,000,000	[14],[16]
Liabilities:
Risk Management Liabilities	43,000,000	[14],[15]	25,000,000	[14],[16]
Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	1,299,000,000	[14],[15]	1,432,000,000	[14],[16]
Liabilities:
Risk Management Liabilities	1,209,000,000	[14],[15]	1,325,000,000	[14],[16]
Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	147,000,000	[14],[15]	112,000,000	[14],[16]
Liabilities:
Risk Management Liabilities	78,000,000	[14],[15]	27,000,000	[14],[16]
Risk Management Commodity Contracts [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(945,000,000)	[14],[15]	(1,013,000,000)	[14],[16]
Liabilities:
Risk Management Liabilities	(1,052,000,000)	[14],[15]	(1,114,000,000)	[14],[16]
Commodity Hedges [Member]
Risk Management Assets
Risk Management Assets	20,000,000	[14]	13,000,000	[14]
Liabilities:
Risk Management Liabilities	25,000,000	[14]	2,000,000	[14]
Commodity Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	15,000,000	[14]	11,000,000	[14]
Liabilities:
Risk Management Liabilities	0	[14]	4,000,000	[14]
Commodity Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	23,000,000	[14]	17,000,000	[14]
Liabilities:
Risk Management Liabilities	43,000,000	[14]	13,000,000	[14]
Commodity Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	[14]	0	[14]
Liabilities:
Risk Management Liabilities	0	[14]	0	[14]
Commodity Hedges [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(18,000,000)	[14]	(15,000,000)	[14]
Liabilities:
Risk Management Liabilities	(18,000,000)	[14]	(15,000,000)	[14]
Interest Rate Foreign Currency Hedges [Member]
Risk Management Assets
Risk Management Assets			25,000,000
Liabilities:
Risk Management Liabilities	42,000,000		4,000,000
Interest Rate Foreign Currency Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets			0
Liabilities:
Risk Management Liabilities	0		0
Interest Rate Foreign Currency Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets			25,000,000
Liabilities:
Risk Management Liabilities	42,000,000		4,000,000
Interest Rate Foreign Currency Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets			0
Liabilities:
Risk Management Liabilities	0		0
Interest Rate Foreign Currency Hedges [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets			0
Liabilities:
Risk Management Liabilities	0		0
Fair Value Hedges [Member]
Risk Management Assets
Risk Management Assets			7,000,000
Liabilities:
Risk Management Liabilities			1,000,000
Fair Value Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets			0
Liabilities:
Risk Management Liabilities			0
Fair Value Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets			7,000,000
Liabilities:
Risk Management Liabilities			1,000,000
Fair Value Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets			0
Liabilities:
Risk Management Liabilities			0
Fair Value Hedges [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets			0
Liabilities:
Risk Management Liabilities			$ 0

[1]	Amounts in "Other" column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 amounts primarily represent investments in money market funds.
[2]	Included in revenues on our statements of income.
[3]	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.
[4]	Represents the settlement of risk management commodity contracts for the reporting period.
[5]	Represents existing assets or liabilities that were previously categorized as Level 2.
[6]	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.
[7]	Represents existing assets or liabilities that were previously categorized as Level 3.
[8]	Represents existing assets or liabilities that were either previously categorized as a higher level for which the inputs to the model became unobservable or assets and liabilities that were previously classified as Level 3 for which the lowest significant input became observable during the period.
[9]	Relates to the net gains (losses) of those contracts that are not reflected on our statements of income. These net gains (losses) are recorded as regulatory liabilities/assets.
[10]	Primarily represents amounts held for the payment of debt.
[11]	Amounts in "Other" column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.
[12]	Amounts represent publicly traded equity securities and equity-based mutual funds.
[13]	Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for "Derivatives and Hedging." At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.
[14]	Amounts in "Other" column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for "Derivatives and Hedging."
[15]	The December 31, 2011 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $3 million in 2012, $7 million in periods 2013-2015 and ($6) million in periods 2016-2018; Level 2 matures $21 million in 2012, $50 million in periods 2013-2015, $11 million in periods 2016-2017 and $8 million in periods 2018-2030; Level 3 matures ($19) million in 2012, $44 million in periods 2013-2015, $18 million in periods 2016-2017 and $26 million in periods 2018-2030. Risk management commodity contracts are substantially comprised of power contracts.
[16]	The December 31, 2010 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures ($2) million in 2011, $2 million in periods 2012-2014 and ($5) million in periods 2015-2018; Level 2 matures $13 million in 2011, $66 million in periods 2012-2014, $12 million in periods 2015-2016 and $16 million in periods 2017-2028; Level 3 matures $18 million in 2011, $24 million in periods 2012-2014, $16 million in periods 2015-2016 and $27 million in periods 2017-2028. Risk management commodity contracts are substantially comprised of power contracts.

Income Taxes (Details) (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Federal:
Current													$ 20,000,000	$ (134,000,000)	$ (575,000,000)
Deferred													786,000,000	760,000,000	1,171,000,000
Total Federal													806,000,000	626,000,000	596,000,000
State and Local:
Current													37,000,000	(20,000,000)	(76,000,000)
Deferred													(25,000,000)	38,000,000	55,000,000
Total State and Local													12,000,000	18,000,000	(21,000,000)
International:
Current													0	(1,000,000)	0
Deferred													0	0	0
Total International													0	(1,000,000)	0
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income (Loss)	311,000,000	[1],[2]	930,000,000	[1],[3]	353,000,000	355,000,000	178,000,000	[4]	557,000,000	137,000,000	[5]	346,000,000	1,949,000,000	1,218,000,000	1,365,000,000
Extraordinary Items, Net of Tax of $(112) million and $3 million in 2011 and 2009, respectively	(100,000,000)	[1]	(273,000,000)	[1]	0	0							(373,000,000)	0	5,000,000
Income Before Extraordinary Items	211,000,000	[1],[2]	657,000,000	[1],[3]	353,000,000	355,000,000							1,576,000,000	1,218,000,000	1,370,000,000
Income Tax Expense													818,000,000	643,000,000	575,000,000
Pretax Income													2,394,000,000	1,861,000,000	1,945,000,000
Income Taxes on Pretax Income at Statutory Rate (35%)													838,000,000	651,000,000	681,000,000
Increase (Decrease) in Income Taxes resulting from the following items:
Depreciation													41,000,000	47,000,000	31,000,000
Investment Tax Credits, Net													(15,000,000)	(16,000,000)	(19,000,000)
Energy Production Credits													(18,000,000)	(20,000,000)	(15,000,000)
State and Local Income Taxes													(22,000,000)	11,000,000	(14,000,000)
Removal Costs													(20,000,000)	(19,000,000)	(19,000,000)
AFUDC													(42,000,000)	(33,000,000)	(36,000,000)
Medicare Subsidy													1,000,000	12,000,000	(11,000,000)
Valuation Allowance													86,000,000	0	0
Tax Reserve Adjustments													2,000,000	(16,000,000)	(6,000,000)
Other													(33,000,000)	26,000,000	(17,000,000)
Income Tax Expense													818,000,000	643,000,000	575,000,000
Effective Income Tax Rate													34.20%	34.60%	29.60%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	2,855,000,000						2,519,000,000						2,855,000,000	2,519,000,000
Deferred Tax Liabilities	(11,185,000,000)						(10,009,000,000)						(11,185,000,000)	(10,009,000,000)
Property Related Temporary Differences	(5,963,000,000)						(5,301,000,000)						(5,963,000,000)	(5,301,000,000)
Amounts Due from Customers for Future Federal Income Taxes	(259,000,000)						(250,000,000)						(259,000,000)	(250,000,000)
Deferred State Income Taxes	(668,000,000)						(622,000,000)						(668,000,000)	(622,000,000)
Securitized Transition Assets	(621,000,000)						(651,000,000)						(621,000,000)	(651,000,000)
Regulatory Assets	(1,208,000,000)						(867,000,000)						(1,208,000,000)	(867,000,000)
Postretirement Benefits	424,000,000						356,000,000						424,000,000	356,000,000
Accrued Pensions	(149,000,000)						(218,000,000)						(149,000,000)	(218,000,000)
Deferred Income Taxes on Other Comprehensive Loss	(254,000,000)						(207,000,000)						(254,000,000)	(207,000,000)
Accrued Nuclear Decommissioning	(436,000,000)						(395,000,000)						(436,000,000)	(395,000,000)
Net Operating Loss Carryforward	125,000,000						0						125,000,000	0
Tax Credit Carryforward	182,000,000						0						182,000,000	0
Valuation Allowance													(86,000,000)	0	0
All Other, Net	(223,000,000)						(185,000,000)						(223,000,000)	(185,000,000)
Net Deferred Tax Liabilities	(8,330,000,000)						(7,490,000,000)						(8,330,000,000)	(7,490,000,000)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense													8,000,000	8,000,000	1,000,000
Interest Income													22,000,000	11,000,000	5,000,000
Reversal of Prior Period Interest Expense													13,000,000	5,000,000	5,000,000
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	13,000,000						42,000,000						13,000,000	42,000,000
Accrual for Payment of Interest and Penalties	6,000,000						21,000,000						6,000,000	21,000,000
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,						219,000,000						237,000,000	219,000,000	237,000,000	237,000,000
Increase - Tax Positions Taken During a Prior Period													51,000,000	40,000,000	56,000,000
Decrease - Tax Positions Taken During a Prior Period													(43,000,000)	(43,000,000)	(65,000,000)
Increase - Tax Positions Taken During the Current Year													10,000,000	0	16,000,000
Decrease - Tax Positions Taken During the Current Year													0	(6,000,000)	0
Increase - Settlements with Taxing Authorities													0	0	1,000,000
Decrease - Settlements with Taxing Authorities													(31,000,000)	(2,000,000)	0
Decrease - Lapse of the Applicable Statute of Limitations													(38,000,000)	(7,000,000)	(8,000,000)
Balance at December 31,	168,000,000						219,000,000						168,000,000	219,000,000	237,000,000	237,000,000
Income Taxes (Textuals) [Abstract]
Extraordinary Items, Tax Effect													(112,000,000)		3,000,000
Statutory Tax Rate on Pretax Income													35.00%	35.00%	35.00%
Federal Net Income Tax Operating Loss													226,000,000
Federal Tax Credit Carryforwards	182,000,000												182,000,000
State Tax Credit Carryforwards	74,000,000												74,000,000
Federal Tax Credits that May Expire	81,000,000												81,000,000
Expiration of Federal General Business Tax Credits													2028 through 2031
State Tax Credits that May Expire	29,000,000												29,000,000
Expiration of State Coal Tax Credits													2013 through 2021
Tax Credit Carryforward, Valuation Allowance	30,000,000												30,000,000
Tax Credit Carryforward, Deferred Tax Asset	56,000,000												56,000,000
Unrecognized Tax Benefits, if Recognized - Amount	111,000,000						112,000,000						111,000,000	112,000,000	137,000,000
Period with No Change in Unrecognized Tax Benefits													12
IGCC Credits																134,000,000
Cash Flow Benefit Provided by American Recovery Act														419,000,000
Decrease in Deferred Tax Assets							56,000,000							56,000,000
Net Regulatory Tax Assets Recorded							35,000,000							35,000,000
Decrease in Net Income							21,000,000							21,000,000
Increased Bonus Depreciation													100.00%
Cash Flow Benefit Small Business Jobs Act														318,000,000
New Commercial Activity Tax													0.26%
Tax Being Phased In, Percent													23.00%
Commercial Activity Tax Expense													14,000,000	13,000,000	11,000,000
Indiana Corporate Income Tax Rate													8.50%
Reduced Indiana Corporate Income Tax Rate													6.50%
Reduction In Indiana Corporate Tax Rate													0.50%
Traditional Corporate Net Income Tax													6.00%
Reduced WV Corporate Income Tax													7.75%
Oklahoma [Member]
Net Income Tax Operating Loss Carryforwards
State Net Income Tax Operating Loss Carryforward	135,000,000												135,000,000
Operating Loss Carryforwards, Expiration Dates													2031
Tennessee [Member]
Net Income Tax Operating Loss Carryforwards
State Net Income Tax Operating Loss Carryforward	13,000,000												13,000,000
Operating Loss Carryforwards, Expiration Dates													2026
Virginia [Member]
Net Income Tax Operating Loss Carryforwards
State Net Income Tax Operating Loss Carryforward	358,000,000												358,000,000
Operating Loss Carryforwards, Expiration Dates													2031
West Virginia [Member]
Net Income Tax Operating Loss Carryforwards
State Net Income Tax Operating Loss Carryforward	$ 511,000,000												$ 511,000,000
Operating Loss Carryforwards, Expiration Dates													2031

[1]	See "TCC Texas Restructuring" section of Note 2 and "Texas Restructuring" section of Note 3 for discussion of gains recorded in the third and fourth quarters of 2011.
[2]	Includes a refund of POLR charges in Ohio (see Note 3) and OPCo adjustments for fuel disallowances, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund. Also includes a write-off for SWEPCo's Turk Plant (see Note 6).
[3]	Includes pretax write-offs for plant impairments (see Note 6) and a provision for refund of POLR charges in Ohio (see Note 3).
[4]	Includes a $43 million refund provision for the 2009 SEET in addition to various other provisions for certain regulatory and legal matters.
[5]	See Note 16 for discussion of expenses related to cost reduction initiatives in 2010.

Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Lease Rental Costs
Net Lease Expense on Operating Leases	$ 343,000,000	$ 343,000,000	$ 354,000,000
Amortization of Capital Leases	72,000,000	97,000,000	83,000,000
Interest on Capital Leases	32,000,000	26,000,000	13,000,000
Total Lease Rental Costs	447,000,000	466,000,000	450,000,000
Property, Plant and Equipment Under Capital Leases
Generation	104,000,000	97,000,000
Other Property, Plant and Equipment	485,000,000	482,000,000
Total Property, Plant and Equipment Under Capital Leases	589,000,000	579,000,000
Accumulated Amortization	137,000,000	108,000,000
Net Property, Plant and Equipment Under Capital Leases	452,000,000	471,000,000
Obligations Under Capital Leases
Noncurrent Liability	384,000,000	398,000,000
Liability Due Within One Year	74,000,000	76,000,000
Total Obligations Under Capital Leases	458,000,000	474,000,000
Future Minimum Lease Payments
Capital Leases, 2012	96,000,000
Noncancelable Operating Leases, 2012	316,000,000
Capital Leases, 2013	81,000,000
Noncancelable Operating Leases, 2013	288,000,000
Capital Leases, 2014	67,000,000
Noncancelable Operating Leases, 2014	264,000,000
Capital Leases, 2015	55,000,000
Noncancelable Operating Leases, 2015	245,000,000
Capital Leases, 2016	47,000,000
Noncancelable Operating Leases, 2016	226,000,000
Capital Leases, Later Years	285,000,000
Noncancelable Operating Leases, Later Years	1,235,000,000
Capital Leases, Total Future Minimum Lease Payments	631,000,000
Noncancelable Operating Leases, Total Future Minimum Lease Payments	2,574,000,000
Less Estimated Interest Element on Capital Leases	173,000,000
Estimated Present Value of Future Minimum Lease Payments on Capital Leases	458,000,000
Future Minimum Lease Payments of Rockport Lease
2012	383,000
Leases (Textuals) [Abstract]
New Master Lease Agreement with G E	137,000,000
Capital Leases Refinanced with G E	60,000,000
Operating Leases Refinanced with G E	77,000,000
Previously Leased Assets Purchased from GE	5,000,000
Previously Leased Assets Under New Capital Lease	11,000,000
Percent Limit, Unamortized Balance	78.00%
Max Percent, Unamortized Balance Guarantee to Lessor	78.00%
Maximum Potential Loss On Master Lease Agreements	14,000,000
Sale Proceeds Guaranteed by Lessor Under Current Five Year Lease Term	84.00%
Sale Proceeds Guaranteed by Lessor at the End of 20-Year Term	77.00%
Cost of Electric Draglines to be Used for Mining Operations	47,000,000
Dragline Financed Under Capital Lease	53,000,000
Portion of Unamortized Nuclear Fuel Inventory Sold at Cost	85,000,000
Future Payment Obligations	383,000
Future Minimum Lease Payment for 2012 for I&M Nuclear Fuel Lease	383,000
AEP Generating Co [Member] | Rockport Lease [Member]
Future Minimum Lease Payments of Rockport Lease
2012	74,000,000
2013	74,000,000
2014	74,000,000
2015	74,000,000
2016	74,000,000
Later Years	443,000,000
Total Future Minimum Lease Payments	813,000,000
Leases (Textuals) [Abstract]
Future Minimum Lease Payment for 2012 for I&M Nuclear Fuel Lease	74,000,000
Indiana Michigan Power Co [Member]
Leases (Textuals) [Abstract]
Future Minimum Lease Obligation for Remaining Railcars	16,000,000
Maximum Potential Loss Related to Guarantee	12,000,000
Indiana Michigan Power Co [Member] | Rockport Lease [Member]
Future Minimum Lease Payments of Rockport Lease
2012	74,000,000
2013	74,000,000
2014	74,000,000
2015	74,000,000
2016	74,000,000
Later Years	443,000,000
Total Future Minimum Lease Payments	813,000,000
Leases (Textuals) [Abstract]
Future Minimum Lease Payment for 2012 for I&M Nuclear Fuel Lease	74,000,000
Southwestern Electric Power Co [Member]
Obligations Under Capital Leases
Noncurrent Liability	112,802,000	115,399,000
Liability Due Within One Year	15,058,000	13,265,000
Leases (Textuals) [Abstract]
Future Minimum Lease Obligation for Remaining Railcars	18,000,000
Maximum Potential Loss Related to Guarantee	$ 13,000,000

Financing Activities (Details) (USD $)	12 Months Ended						12 Months Ended																				12 Months Ended						1 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 2011-2040 [Member] Senior Unsecured Notes [Member]	Dec. 31, 2010 2011-2040 [Member] Senior Unsecured Notes [Member]	Dec. 31, 2011 2011-2038 [Member] Pollution Control Bonds [Member]		Dec. 31, 2010 2011-2038 [Member] Pollution Control Bonds [Member]		Dec. 31, 2011 2011-2026 [Member] Notes Payable [Member]		Dec. 31, 2010 2011-2026 [Member] Notes Payable [Member]		Dec. 31, 2011 2013-2020 [Member] Securitization Bonds [Member]	Dec. 31, 2010 2013-2020 [Member] Securitization Bonds [Member]	Dec. 31, 2011 2063 [Member] Junior Subordinated Debentures [Member]		Dec. 31, 2010 2063 [Member] Junior Subordinated Debentures [Member]		Dec. 31, 2011 2011-2059 [Member] Other Long Term Debt [Member]	Dec. 31, 2010 2011-2059 [Member] Other Long Term Debt [Member]	Dec. 31, 2011 AEP Subsidiaries [Member]	Dec. 31, 2010 AEP Subsidiaries [Member]	Dec. 31, 2011 Public Service Co Of Oklahoma [Member]	Dec. 31, 2010 Public Service Co Of Oklahoma [Member]	Dec. 31, 2009 Public Service Co Of Oklahoma [Member]	Dec. 31, 2011 Indiana Michigan Power Co [Member]	Dec. 31, 2010 Indiana Michigan Power Co [Member]	Dec. 31, 2009 Indiana Michigan Power Co [Member]	Feb. 28, 2012 Indiana Michigan Power Co [Member] Notes Payable [Member] Repayment of Debt [Member]	Jan. 31, 2012 Indiana Michigan Power Co [Member] Notes Payable [Member] Repayment of Debt [Member]	Jan. 31, 2012 AEP Texas Central Co [Member] Securitization Bonds [Member] Repayment of Debt [Member]	Dec. 31, 2011 Appalachian Power Co [Member]	Dec. 31, 2010 Appalachian Power Co [Member]	Dec. 31, 2009 Appalachian Power Co [Member]	Feb. 28, 2012 Appalachian Power Co [Member] Pollution Control Bonds [Member] Debt Due in 2021 [Member] Repayment of Debt [Member]	Feb. 28, 2012 Appalachian Power Co [Member] Pollution Control Bonds [Member] Debt Due in 2024 [Member] Repayment of Debt [Member]	Dec. 31, 2011 Southwestern Electric Power Co [Member]	Dec. 31, 2010 Southwestern Electric Power Co [Member]	Dec. 31, 2009 Southwestern Electric Power Co [Member]	Feb. 28, 2012 Southwestern Electric Power Co [Member] Notes Payable [Member] Debt Due In 2032 [Member] Issuance of Debt [Member]	Feb. 28, 2012 Southwestern Electric Power Co [Member] Senior Unsecured Notes [Member] Debt Due in 2022 [Member] Issuance of Debt [Member]	Dec. 31, 2011 Ohio Power Co [Member]	Dec. 31, 2010 Ohio Power Co [Member]	Dec. 31, 2009 Ohio Power Co [Member]	Dec. 31, 2009 AEP [Member]
Shares of Company
Beginning Balance, Shares	501,114,881		498,333,265		426,321,248																						10,482,000
Issued	2,644,579		2,781,616		72,012,017
Treasury Stock, Shares, Ending Balance	20,336,592		20,307,725		20,278,858	20,249,992
Treasury Stock Acquired	28,867		28,867		28,866
Ending Balance, Shares	503,759,460		501,114,881		498,333,265																						10,482,000	10,482,000
Preferred Stock
Cumulative Preferred Stock Not Subject to Mandatory Redemption	$ 0		$ 60,000,000																								$ 0	$ 4,882,000		$ 0	$ 8,072,000					$ 0	$ 17,747,000				$ 0	$ 4,696,000				$ 0	$ 16,616,000
Loss on Reacquired Preferred Stock	(4,000,000)																								2,800,000		(270,000)			(398,000)						(1,770,000)					(373,000)					(1,216,000)
Long-term Debt
Senior Unsecured Notes							11,737,000,000	11,669,000,000
Pollution Control Bonds									2,112,000,000	[1],[2]	2,263,000,000	[1],[2]
Notes Payable													402,000,000	[3]	396,000,000	[3]
Securitization Bonds	1,700,000,000		1,800,000,000														1,688,000,000	1,847,000,000
Junior Subordinated Debentures																			315,000,000	[4]	315,000,000	[4]
Spent Nuclear Fuel Obligation	265,000,000	[5]	265,000,000	[5]
Other Long-term Debt																							29,000,000	91,000,000
Fair Value of Interest Rate Hedges	7,000,000		6,000,000
Unamortized Discount, Net	(39,000,000)		(41,000,000)
Total Long-term Debt Outstanding	16,516,000,000		16,811,000,000
Long-term Debt Due Within One Year	1,433,000,000		1,309,000,000																						293,000,000	237,000,000	311,000	25,000,000		279,075,000	154,457,000					594,525,000	479,672,000				20,000,000	41,135,000				244,500,000	165,000,000
Long-term Debt	15,083,000,000		15,502,000,000																						1,674,000,000	1,857,000,000	947,053,000	946,186,000		1,778,600,000	1,849,769,000					3,131,726,000	3,081,469,000				1,708,637,000	1,728,385,000				3,609,648,000	3,803,352,000
Long- term Debt by Type of Debt and Maturity
Weighted Average Interest Rate of Commercial Paper Outstanding							5.85%		3.57%				4.77%				5.36%		8.75%				6.07%
Interest Rate Ranges, Minimum							0.96%	0.70%	0.06%		0.29%		2.03%		2.07%		4.98%	4.98%	8.75%		8.75%		3.00%	1.31%
Interest Rate Ranges, Maximum							8.13%	8.13%	6.30%		6.30%		8.03%		8.03%		6.25%	6.25%	8.75%		8.75%		13.72%	13.72%
Outstanding Long-term Debt
Principal Amount, 2012	1,433,000,000
Principal Amount, 2013	1,383,000,000
Principal Amount, 2014	1,074,000,000
Principal Amount, 2015	1,496,000,000
Principal Amount, 2016	712,000,000
Principal Amount, After 2016	10,457,000,000
Principal Amount, Total	16,555,000,000
Unamortized Discount, Net	(39,000,000)		(41,000,000)
Total Long-term Debt Outstanding	16,516,000,000		16,811,000,000
Short-term Debt
Securitized Debt for Receivables	666,000,000	[6]	690,000,000	[6]
Commercial Paper	967,000,000		650,000,000
Line of Credit - Sabine Mining Company	17,000,000	[7]	6,000,000	[7]
Total Short-term Debt	1,650,000,000		1,346,000,000
Securitized Debt for Receivables	0.27%	[6],[8]	0.31%	[6],[8]
Commercial Paper	0.51%	[8]	0.52%	[8]
Line of Credit - Sabine Mining Company	1.79%	[7],[8]	2.15%	[7],[8]
Comparative accounts receivable information
Proceeds from Sale of Accounts Receivable					7,043,000,000
Loss on Sale of Accounts Receivable					3,000,000
Average Variable Discount Rate on Sale of Accounts Receivable					0.57%
Effective Interest Rates on Securitization of Accounts Receivable	0.27%		0.31%
Net Uncollectible Accounts Receivable Written Off	37,000,000		22,000,000		28,000,000
Customer accounts receivable managed portfolio
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts	902,000,000		923,000,000
Total Principal Outstanding	666,000,000		690,000,000
Delinquent Securitized Accounts Receivable	38,000,000		50,000,000
Bad Debt Reserves Related to Securitized Sale of Accounts Receivable	18,000,000		26,000,000
Unbilled Receivables Related to Securitization, Sale of Accounts Receivable	370,000,000		354,000,000
Financing Activities (Textuals) [Abstract]
Repayments Of Long Term Debt	1,665,000,000		1,993,000,000		816,000,000																						275,000,000	0	200,000,000	160,645,000	202,011,000	0	12,000,000	2,000,000	98,000,000	579,672,000	200,019,000	150,017,000	19,500,000	30,000,000	41,135,000	53,500,000	4,406,000			165,000,000	868,580,000	295,500,000
Issuance of Long-term Debt	1,328,000,000		1,270,000,000		2,306,000,000																						248,909,000	2,240,000	280,732,000	185,972,000	152,464,000	670,060,000				739,393,000	363,726,000	447,883,000			0	399,394,000	0	65,000,000	275,000,000	49,748,000	351,824,000	584,936,000
Commitment From Bank Conduits that Expire in One Year	375,000,000
Commitment from Bank Conduits Including Seasonal Increase that Expire in One Year	425,000,000
Commitment From Bank Conduits That Expire In Three Years	375,000,000
Total Commitment From Bank Conduits To Finance Receivables	750,000,000
Total Commitment from Bank Conduits Including Seasonal Increase to Finance Receivables	800,000,000
Shares Issued to Pay Down Credit Facilities					69,000,000
Common Stock Issue Per Share					$ 24.5
Proceeds from Issuance of Common Stock	92,000,000		93,000,000		1,728,000,000																																												1,640,000,000
Auction-rate Tax-exempt Long-term Debt, Outstanding	478,000,000
Interest Rate for Outstanding Long-term Debt																																							5.00%	6.05%				4.58%	3.55%
Period To Defer Interest Payments On Debentures	10
Maximum Percentage Debt To Capitalization	67.50%
Junior Subordinated Debentures, Issued																			315,000,000	[4]	315,000,000	[4]
Dividend Restrictions	6,000,000,000
Maximum Amount of Commercial Paper Outstanding	$ 1,200,000,000
Interest Rate of Commercial Paper Outstanding During Year	0.40%

[1]	For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.
[2]	Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year on our balance sheets.
[3]	Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.
[4]	Debentures will mature on March 1, 2063, subject to extensions to no later than March 1, 2068, and are callable at par any time on or after March 1, 2013.
[5]	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 5).
[6]	Amount of securitized debt for receivables as accounted for under the "Transfers and Servicing" accounting guidance.
[7]	This line of credit does not reduce available liquidity under AEP's credit facilities.
[8]	Weighted average rate.

Stock-Based Compensation (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2011 Stock Options [Member]		Dec. 31, 2010 Stock Options [Member]		Dec. 31, 2009 Stock Options [Member]		Dec. 31, 2011 Performance Units [Member]	Dec. 31, 2010 Performance Units [Member]	Dec. 31, 2009 Performance Units [Member]	Jan. 31, 2012 Performance Units [Member] Issuance of Stock Based Compensation [Member]	Dec. 31, 2011 Performance Units And AEP Career Shares [Member]		Dec. 31, 2010 Performance Units And AEP Career Shares [Member]		Dec. 31, 2009 Performance Units And AEP Career Shares [Member]		Dec. 31, 2011 Restricted Shares and Restricted Stock Units [Member]		Dec. 31, 2010 Restricted Shares and Restricted Stock Units [Member]		Dec. 31, 2009 Restricted Shares and Restricted Stock Units [Member]		Dec. 31, 2011 Restricted Shares [Member]	Dec. 31, 2011 Restricted Shares [Member] January 1, 2005 [Member]	Dec. 31, 2011 Restricted Shares [Member] January 1, 2006 [Member]	Dec. 31, 2011 Restricted Shares [Member] November 30, 2009 [Member]	Dec. 31, 2011 Restricted Shares [Member] November 30, 2010 [Member]	Dec. 31, 2011 Restricted Shares [Member] November 30, 2011 [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Jan. 31, 2012 Restricted Stock [Member] Issuance of Stock Based Compensation [Member]	Dec. 31, 2011 Stock Unit Accumulation Plan for Non Employee Directors [Member]	Dec. 31, 2010 Stock Unit Accumulation Plan for Non Employee Directors [Member]	Dec. 31, 2009 Stock Unit Accumulation Plan for Non Employee Directors [Member]	Dec. 31, 2011 Stock Based Compensation [Member]	Dec. 31, 2010 Stock Based Compensation [Member]	Dec. 31, 2009 Stock Based Compensation [Member]	Dec. 31, 2011 Share Based Compensation Stock Option Plans Exercise Price Range One [Member] Stock Options [Member]	Dec. 31, 2011 Share Based Compensation Stock Option Plans Exercise Price Range Two [Member] Stock Options [Member]
Total Fair Value of Stock Options Vested and Total Intrinsic Value of Options Exercised
Fair Value of Stock Options Vested		$ 0		$ 0		$ 25,000
Intrinsic Value of Options Exercised		1,202,000	[1]	2,058,000	[1]	106,000	[1]
Summary of Stock Option Transactions
Options, Outstanding, Beginning Balance		551,000		1,089,000		1,128,000
Weighted Average Exercise Price, Outstanding, Beginning Balance		$ 32.88		$ 32.78		$ 32.73
Options, Granted		0		0		0
Options, Exercised/Converted		(104,000)		(448,000)		(21,000)
Weighted Average Exercise Price, Exercised/Converted		$ 27.39		$ 31.53		$ 27.2
Options, Forfeited/Expired		(126,000)		(90,000)		(18,000)
Weighted Average Exercise Price, Forfeited/Expired		$ 46.4		$ 38.44		$ 36.28
Options, Outstanding, Ending Balance		321,000		551,000		1,089,000
Weighted Average Exercise Price, Outstanding, Ending Balance		$ 29.35		$ 32.88		$ 32.78
Options Exercisable		321,000		551,000		1,089,000																																		162,000	159,000
Weighted Average Exercise Price		$ 29.35		$ 32.88		$ 32.78																																		$ 27.47	$ 31.26
Stock Options Outstanding and Exercisable
Range of Exercise Price, Lower Limit																																								$ 27.06	$ 30.76
Range of Exercise Price, Upper Limit																																								$ 27.95	$ 38.65
Number of Options Outstanding and Exercisable		321,000		551,000		1,089,000																																		162,000	159,000
Weighted Average Remaining Life (in years)		1.69																2.32																						1.27	2.12
Weighted Average Exercise Price		$ 29.35		$ 32.88		$ 32.78																																		$ 27.47	$ 31.26
Aggregate Intrinsic Value		3,839,000																37,000,000																						2,240,000	1,599,000
Performance Units and Reinvested Dividends on Outstanding Performance Units
Awarded Units								7,000	736,000	1,179,000	545,685	198,000		211,000		224,000
Weighted Average Grant Date Fair Value, Granted								$ 38.39	$ 35.43	$ 34.32	$ 41.38	$ 37.31		$ 34.7		$ 28.82		$ 37.07												$ 37.07	$ 35.24	$ 29.29	$ 41.38	$ 37.72	$ 34.67	$ 29.56
Vesting Period (years)								3	3	3			[2]		[2]		[2]
Certified Performance Scores and Units Earned
Certified Performance Score								89.80%	55.80%	73.50%
Performance Units Earned								1,216,926	489,013	593,175
Performance Units Manditorily Deferred as AEP Career Shares								52,639	33,501	26,635
Performance Units Voluntarily Deferred into the Incentive Compensation Deferral Program								42,502	6,583	27,855
Performance Units to be Paid in Cash								1,121,785	448,929	538,685
Cash Payouts
Cash Payouts for Performance Units								15,985,000	18,683,000	30,034,000
Cash Payouts for AEP Career Share Distributions								2,777,000	3,594,000	2,184,000
RSUs Including Units Awarded for Dividends
Awarded Units																		121,000												121,000	873,000	130,000	363,790	52,000	54,000	56,000
Weighted Average Grant Date Fair Value								$ 38.39	$ 35.43	$ 34.32	$ 41.38	$ 37.31		$ 34.7		$ 28.82		$ 37.07												$ 37.07	$ 35.24	$ 29.29	$ 41.38	$ 37.72	$ 34.67	$ 29.56
Total Fair Value and Total Intrinsic Value of Restricted Shares and Restricted Stock Units Vested
Fair Value of Restricted Shares and Restricted Stock Units Vested																		7,164,000		6,044,000		6,573,000
Intrinsic Value of Restricted Shares and Restricted Stock Units Vested																		$ 8,017,000	[3]	$ 5,993,000	[3]	$ 5,445,000	[3]
Status of Nonvested Restricted Shares and RSUs
Nonvested, Shares/Units, Beginning Balance																		1,026,000
Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period																		$ 34.88
Shares/Units, Granted																		121,000												121,000	873,000	130,000	363,790	52,000	54,000	56,000
Weighted Average Grant Date Fair Value, Granted								$ 38.39	$ 35.43	$ 34.32	$ 41.38	$ 37.31		$ 34.7		$ 28.82		$ 37.07												$ 37.07	$ 35.24	$ 29.29	$ 41.38	$ 37.72	$ 34.67	$ 29.56
Shares/Units, Vested																		(213,000)
Weighted Average Grant Date Fair Value, Vested																		$ 33.61
Shares/Units, Forfeited																		(31,000)
Weighted Average Grant Date Fair Value, Shares/Units, Forfeited																		$ 35.35
Nonvested, Shares/Units, Ending Balance																		903,000		1,026,000
Nonvested, Weighted Average Grant Date Fair Value, End of Period																		$ 35.46		$ 34.88
Stock Unit Accumulation Plan for Non-employee Directors
Awarded Units																		121,000												121,000	873,000	130,000	363,790	52,000	54,000	56,000
Weighted Average Grant Date Fair Value								$ 38.39	$ 35.43	$ 34.32	$ 41.38	$ 37.31		$ 34.7		$ 28.82		$ 37.07												$ 37.07	$ 35.24	$ 29.29	$ 41.38	$ 37.72	$ 34.67	$ 29.56
Compensation Cost and Actual Tax Benefit Realized for the Tax Deductions from Compensation Cost for Share-based Payment Arrangements
Compensation Cost for Share-based Payment Arrangements																																					61,807,000	28,116,000	31,165,000
Actual Tax Benefit Realized																																					21,632,000	9,841,000	10,908,000
Total Compensation Cost Capitalized																																					11,608,000	4,689,000	5,956,000
Cash Received from Stock Options Exercised and Actual Tax Benefit Realized for the Tax Deductions from Stock Options Exercised
Cash Received from Stock Options Exercised																																					2,855,000	14,134,000	567,000
Actual Tax Benefit Realized for the Tax Deductions from Stock Options Exercised																																					411,000	706,000	35,000
Stock Based Compensation (Textuals) [Abstract]
Authorized Number of Common Shares to be Issued Under the AEP Long-term Incentive Plan	20,000,000
Maximum Shares That May be Used for Performance Units Restricted Shares and Restricted Stock	10,000,000
Performance Score by HR Committee, Lower Range								0.00%
Performance Score by HR Committee, Higher Range								200.00%
Number of Restricted Shares Granted to Then Chairman, President and CEO																								300,000
Number of Restricted Shares Vested																									50,000	50,000	66,666	66,667	66,667
Grant Date Market Price of Restricted Shares																								30.76
Restricted Stock Units Granted in 2010																														165,520
Aggregate Intrinsic Value		3,839,000																37,000,000																						2,240,000	1,599,000
Weighted Average Remaining Life (in years)		1.69																2.32																						1.27	2.12
Number of Years After Termination of Board Service the Participant Can Elect to Have Stock Units Paid in Cash																																		10
Total Unrecognized Compensation Cost Related to Unvested Share-based Compensation Arrangements Granted																																					$ 47,000,000
Weighted-average Period of Unrecognized Compensation (in years)																																					1.49

[1]	Intrinsic value is calculated as market price at exercise dates less the option exercise price.
[2]	The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units. Dividends on AEP Career Shares vest immediately upon grant.
[3]	Intrinsic value is calculated as market price at exercise date.

Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 24,938,000,000		$ 24,352,000,000
Property, Plant and Equipment, Transmission	9,048,000,000		8,576,000,000
Property, Plant and Equipment, Distribution	14,783,000,000		14,208,000,000
Property, Plant and Equipment, Construction Work in Progress	3,121,000,000		2,758,000,000
Property, Plant and Equipment, Other	3,780,000,000		3,846,000,000
Property, Plant and Equipment, Gross, Total	55,670,000,000		53,740,000,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	18,699,000,000		18,066,000,000
Asset Retirement Obligations (ARO)
Beginning Balance	1,398,000,000	[1]	1,259,000,000
DHLC Deconsolidation			(12,000,000)	[2]
Accretion Expense	82,000,000		75,000,000
Liabilities Incurred	7,000,000		32,000,000
Liabilities Settled	(26,000,000)		(20,000,000)
Revisions in Cash Flow Estimates	13,000,000		64,000,000
Ending Balance	1,474,000,000	[3]	1,398,000,000	[1]	1,259,000,000
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	98,000,000		77,000,000		82,000,000
Allowance for Borrowed Funds Used During Construction	63,000,000		53,000,000		67,000,000
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligation Current Included in Other Current Liabilities	2,000,000		4,000,000
Asset Retirement Obligations (ARO) Liability	1,474,000,000	[3]	1,398,000,000	[1]	1,259,000,000
Asset Retirement Obligations (ARO) Liability for Nuclear Decommissioning of the Cook Plant	979,000,000		930,000,000
Fair Value of Legally Restricted Assets	1,300,000,000		1,200,000,000
Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	2,326,102,000		2,297,463,000
Property, Plant and Equipment, Transmission	988,534,000		943,724,000
Property, Plant and Equipment, Distribution	1,675,764,000		1,611,129,000
Property, Plant and Equipment, Construction Work in Progress	1,443,569,000		1,071,603,000
Property, Plant and Equipment, Other	637,019,000		632,158,000
Property, Plant and Equipment, Gross, Total	7,070,988,000		6,556,077,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	2,211,912,000		2,130,351,000
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	48,731,000		45,646,000		46,737,000
Arkansas Electric Cooperative Corporation [Member]
Property, Plant and Equipment (Textuals) [Abstract]
Joint Ownership In Plant With Other Companies	11.67%
East Texas Electric Cooperative [Member]
Property, Plant and Equipment (Textuals) [Abstract]
Joint Ownership In Plant With Other Companies	8.33%
Oklahoma Municipal Power Authority [Member]
Property, Plant and Equipment (Textuals) [Abstract]
Joint Ownership In Plant With Other Companies	6.67%
W.C. Beckjord Generating Station (Unit No. 6) [Member] | Coal
Jointly-owned Electric Facilities
Percent of Ownership	12.50%	[4]	12.50%	[4]
Utility Plant in Service	19,000,000	[4]	19,000,000	[4]
Construction Work in Progress	0	[4]	0	[4]
Accumulated Depreciation	8,000,000	[4]	8,000,000	[4]
Conesville Generating Station (Unit No. 4) [Member] | Coal
Jointly-owned Electric Facilities
Percent of Ownership	43.50%	[5]	43.50%	[5]
Utility Plant in Service	310,000,000	[5]	301,000,000	[5]
Construction Work in Progress	12,000,000	[5]	8,000,000	[5]
Accumulated Depreciation	54,000,000	[5]	49,000,000	[5]
J.M. Stuart Generating Station (c) [Member] | Coal
Jointly-owned Electric Facilities
Percent of Ownership	26.00%	[6]	26.00%	[6]
Utility Plant in Service	529,000,000	[6]	507,000,000	[6]
Construction Work in Progress	13,000,000	[6]	23,000,000	[6]
Accumulated Depreciation	172,000,000	[6]	163,000,000	[6]
Wm. H. Zimmer Generating Station [Member] | Coal
Jointly-owned Electric Facilities
Percent of Ownership	25.40%	[4]	25.40%	[4]
Utility Plant in Service	771,000,000	[4]	771,000,000	[4]
Construction Work in Progress	20,000,000	[4]	10,000,000	[4]
Accumulated Depreciation	377,000,000	[4]	366,000,000	[4]
Dolet Hills Generating Station (Unit No. 1) [Member] | Lignite
Jointly-owned Electric Facilities
Percent of Ownership	40.20%	[7]	40.20%	[7]
Utility Plant in Service	264,000,000	[7]	258,000,000	[7]
Construction Work in Progress	0	[7]	5,000,000	[7]
Accumulated Depreciation	193,000,000	[7]	192,000,000	[7]
Flint Creek Generating Station (Unit No. 1) [Member] | Coal
Jointly-owned Electric Facilities
Percent of Ownership	50.00%	[8]	50.00%	[8]
Utility Plant in Service	118,000,000	[8]	116,000,000	[8]
Construction Work in Progress	6,000,000	[8]	7,000,000	[8]
Accumulated Depreciation	63,000,000	[8]	62,000,000	[8]
Pirkey Generating Station (Unit No. 1) [Member] | Lignite
Jointly-owned Electric Facilities
Percent of Ownership	85.90%	[8]	85.90%	[8]
Utility Plant in Service	513,000,000	[8]	503,000,000	[8]
Construction Work in Progress	1,000,000	[8]	10,000,000	[8]
Accumulated Depreciation	362,000,000	[8]	358,000,000	[8]
Oklaunion Generating Station (Unit No. 1) [Member]
Property, Plant and Equipment (Textuals) [Abstract]
Joint Ownership In Plant With Other Companies	54.70%
Oklaunion Generating Station (Unit No. 1) [Member] | Coal
Jointly-owned Electric Facilities
Percent of Ownership	70.30%	[9]	70.30%	[9]
Utility Plant in Service	401,000,000	[9]	395,000,000	[9]
Construction Work in Progress	2,000,000	[9]	4,000,000	[9]
Accumulated Depreciation	208,000,000	[9]	201,000,000	[9]
Turk Generating Plant [Member]
Property, Plant and Equipment (Textuals) [Abstract]
Construction Costs Billed To Other Owners	374,000,000
Turk Generating Plant [Member] | Coal
Jointly-owned Electric Facilities
Percent of Ownership	73.33%	[10]	73.33%	[10]
Utility Plant in Service	0	[10]	0	[10]
Construction Work in Progress	1,326,000,000	[10]	971,000,000	[10]
Accumulated Depreciation	0	[10]	0	[10]
Jointly Owned Electricity Transmission And Distribution System Member
Jointly-owned Electric Facilities
Percent of Ownership		[11]		[11]
Utility Plant in Service	63,000,000		63,000,000
Construction Work in Progress	6,000,000		3,000,000
Accumulated Depreciation	50,000,000		48,000,000
Regulated Operation Member
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	14,804,000,000		14,147,000,000
Accumulated Depreciation, Generation	6,692,000,000		6,537,000,000
Property, Plant and Equipment, Transmission	9,048,000,000		8,576,000,000
Accumulated Depreciation, Transmission	2,600,000,000		2,481,000,000
Property, Plant and Equipment, Distribution	14,783,000,000		14,208,000,000
Accumulated Depreciation, Distribution	3,828,000,000		3,607,000,000
Property, Plant and Equipment, Construction Work in Progress	2,913,000,000	[12]	2,615,000,000	[12]
Accumulated Depreciation, Construction Work in Progress	36,000,000		47,000,000
Property, Plant and Equipment, Other	2,587,000,000		2,685,000,000
Accumulated Depreciation, Other	1,246,000,000		1,268,000,000
Property, Plant and Equipment, Gross, Total	44,135,000,000		42,231,000,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	14,402,000,000		13,940,000,000
Regulated Operation Member | Generation [Member]
Depreciation, Depletion and Amortization
Depreciable Life, Minimum	9		9		9
Depreciable Life, Maximum	132		132		132
Regulated Operation Member | Generation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.80%		3.80%		3.80%
Regulated Operation Member | Generation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.60%		1.60%		1.60%
Regulated Operation Member | Transmission [Member]
Depreciation, Depletion and Amortization
Depreciable Life, Minimum	25		25		25
Depreciable Life, Maximum	87		87		87
Regulated Operation Member | Transmission [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.70%		3.00%		2.70%
Regulated Operation Member | Transmission [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.30%		1.40%		1.40%
Regulated Operation Member | Distribution [Member]
Depreciation, Depletion and Amortization
Depreciable Life, Minimum	11		11		11
Depreciable Life, Maximum	75		75		75
Regulated Operation Member | Distribution [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	4.00%		3.90%		3.90%
Regulated Operation Member | Distribution [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.40%		2.40%		2.40%
Regulated Operation Member | Other Property Class [Member]
Depreciation, Depletion and Amortization
Depreciable Life, Minimum	5		5		5
Depreciable Life, Maximum	55		55		55
Regulated Operation Member | Other Property Class [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	9.30%		12.50%		12.80%
Regulated Operation Member | Other Property Class [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.70%		3.00%		4.20%
Unregulated Operation Member
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	10,134,000,000		10,205,000,000
Accumulated Depreciation, Generation	3,904,000,000		3,788,000,000
Property, Plant and Equipment, Transmission	0		0
Accumulated Depreciation, Transmission	0		0
Property, Plant and Equipment, Distribution	0		0
Accumulated Depreciation, Distribution	0		0
Property, Plant and Equipment, Construction Work in Progress	208,000,000		143,000,000
Accumulated Depreciation, Construction Work in Progress	1,000,000		9,000,000
Property, Plant and Equipment, Other	1,193,000,000		1,161,000,000
Accumulated Depreciation, Other	392,000,000		329,000,000
Property, Plant and Equipment, Gross, Total	11,535,000,000		11,509,000,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	$ 4,297,000,000		$ 4,126,000,000
Unregulated Operation Member | Generation [Member]
Depreciation, Depletion and Amortization
Depreciable Life, Minimum	20		20		20
Depreciable Life, Maximum	66		70		70
Unregulated Operation Member | Generation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.50%		5.10%		3.30%
Unregulated Operation Member | Generation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.60%		2.20%		1.90%
Unregulated Operation Member | Transmission [Member]
Depreciation, Depletion and Amortization
Depreciable Life, Minimum	0		0		0
Depreciable Life, Maximum	0		0		0
Unregulated Operation Member | Transmission [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	0.00%		0.00%		0.00%
Unregulated Operation Member | Transmission [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	0.00%		0.00%		0.00%
Unregulated Operation Member | Distribution [Member]
Depreciation, Depletion and Amortization
Depreciable Life, Minimum	0		0		0
Depreciable Life, Maximum	0		0		0
Unregulated Operation Member | Distribution [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	0.00%		0.00%		0.00%
Unregulated Operation Member | Distribution [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	0.00%		0.00%		0.00%

[1]	The current portion of our ARO, totaling $4 million, is included in Other Current Liabilities on our 2010 balance sheet.
[2]	We deconsolidated DHLC effective January 1, 2010 in accordance with the accounting guidance for "Consolidations." As a result, we record only 50% of the final reclamation based on our share of the obligation instead of the previous 100%.
[3]	The current portion of our ARO, totaling $2 million, is included in Other Current Liabilities on our 2011 balance sheet.
[4]	Operated by Duke Energy Corporation, a nonaffiliated company.
[5]	Operated by OPCo
[6]	Operated by The Dayton Power & Light Company, a nonaffiliated company
[7]	Operated by CLECO, a nonaffiliated company.
[8]	Operated by SWEPCo.
[9]	Operated by PSO and also jointly-owned (54.7%) by TNC.
[10]	Turk Generating Plant is currently under construction with a projected commercial operation date in the fourth quarter of 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2011, construction costs totaling $374 million have been billed to the other owners.
[11]	Varying percentages of ownership.
[12]	Includes CWIP related to SWEPCo's Arkansas jurisdictional share of the Turk Plant.

Cost Reduction Initiatives (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cost Reduction Initiatives [Abstract]
Beginning Balance	$ 0	$ 17
Incurred	0
Settled	(15)
Adjustments	(2)
Remaining Balance	0	17
Cost Reduction Initiatives Text [Abstract]
Number Employees Severed Voluntary		2,461
Severance Costs		$ 293

Unaudited Quarterly Financial Information (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Unaudited Quarterly Financial Information
Total Revenues	$ 3,444,000,000		$ 4,333,000,000		$ 3,609,000,000		$ 3,730,000,000		$ 3,434,000,000		$ 4,064,000,000		$ 3,360,000,000		$ 3,569,000,000		$ 15,116,000,000	$ 14,427,000,000	$ 13,489,000,000
Operating Income	343,000,000	[1]	890,000,000	[2]	717,000,000		832,000,000		486,000,000	[3]	1,025,000,000		394,000,000	[4]	758,000,000		2,782,000,000	2,663,000,000	2,771,000,000
Income Before Extraordinary Items	211,000,000	[1],[5]	657,000,000	[2],[5]	353,000,000		355,000,000										1,576,000,000	1,218,000,000	1,370,000,000
Extraordinary Items, Net of Tax	100,000,000	[5]	273,000,000	[5]	0		0										373,000,000	0	(5,000,000)
Net Income (Loss)	311,000,000	[1],[5]	930,000,000	[2],[5]	353,000,000		355,000,000		178,000,000	[3]	557,000,000		137,000,000	[4]	346,000,000		1,949,000,000	1,218,000,000	1,365,000,000
Earnings Attributable To AEP Common Shareholders
Income Before Extraordinary Items	208,000,000	[1],[5]	655,000,000	[2],[5]	352,000,000		353,000,000
Extraordinary Items, Net of Tax	100,000,000	[5]	273,000,000	[5]	0		0										373,000,000	0	(5,000,000)
Net Income	308,000,000	[1],[5]	928,000,000	[2],[5]	352,000,000		353,000,000		176,000,000	[3]	555,000,000		136,000,000	[4]	344,000,000		1,941,000,000	1,211,000,000	1,357,000,000
Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders:
Earnings per Share Before Extraordinary Items	$ 0.43		$ 1.35		$ 0.73		$ 0.73										$ 3.25	$ 2.53	$ 2.97
Extraordinary Items per Share	$ 0.2		$ 0.57		$ 0		$ 0										$ 0.77	$ 0	$ (0.01)
Earnings per Share	$ 0.63	[6]	$ 1.92	[6]	$ 0.73	[6]	$ 0.73	[6]	$ 0.37	[6]	$ 1.16	[6]	$ 0.28	[6]	$ 0.72	[6]	$ 4.02	$ 2.53	$ 2.96
Diluted Earnings (Loss) per Share Attributable to AEP Common Shareholders:
Earnings per Share Before Extraordinary Items	$ 0.43		$ 1.35		$ 0.73		$ 0.73										$ 3.25	$ 2.53	$ 2.97
Extraordinary Items per Share	$ 0.2		$ 0.57		$ 0		$ 0										$ 0.77	$ 0	$ (0.01)
Earnings per Share	$ 0.63	[6]	$ 1.92	[6]	$ 0.73	[6]	$ 0.73	[6]	$ 0.37	[6]	$ 1.16	[6]	$ 0.28	[6]	$ 0.72	[6]	$ 4.02	$ 2.53	$ 2.96
Public Service Co Of Oklahoma [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues																	1,363,388,000	1,273,662,000	1,124,750,000
Operating Income																	241,011,000	181,992,000	170,308,000
Net Income (Loss)																	124,628,000	72,787,000	75,602,000
Earnings Attributable To AEP Common Shareholders
Net Income																	124,194,000	72,587,000	75,390,000
Unaudited Quarterly Financial Information (Textuals) [Abstract]
SWEPCo recorded revenue from AEPEP in sales to AEP affiliates																	14,192,000	23,528,000	45,756,000
Appalachian Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues																	3,205,225,000	3,275,103,000	2,876,655,000
Operating Income																	429,580,000	381,023,000	372,525,000
Net Income (Loss)																	162,758,000	136,668,000	155,814,000
Earnings Attributable To AEP Common Shareholders
Net Income																	161,013,000	135,768,000	154,914,000
Unaudited Quarterly Financial Information (Textuals) [Abstract]
SWEPCo recorded revenue from AEPEP in sales to AEP affiliates																	$ 359,802,000	$ 316,207,000	$ 263,389,000

[1]	Includes a refund of POLR charges in Ohio (see Note 3) and OPCo adjustments for fuel disallowances, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund. Also includes a write-off for SWEPCo's Turk Plant (see Note 6).
[2]	Includes pretax write-offs for plant impairments (see Note 6) and a provision for refund of POLR charges in Ohio (see Note 3).
[3]	Includes a $43 million refund provision for the 2009 SEET in addition to various other provisions for certain regulatory and legal matters.
[4]	See Note 16 for discussion of expenses related to cost reduction initiatives in 2010.
[5]	See "TCC Texas Restructuring" section of Note 2 and "Texas Restructuring" section of Note 3 for discussion of gains recorded in the third and fourth quarters of 2011.
[6]	Quarterly Earnings per Share amounts are meant to be stand-alone calculations and are not always additive to full-year amount due to rounding.

Goodwill and Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in Carrying Amount of Goodwill
Goodwill, Beginning Balance	$ 76
Impairment Losses	0	0
Goodwill, Ending Balance	76	76
Amortization Life, Gross Carrying Amount and Accumulated Amortization by Major Asset Class
Gross Carrying Amount	13.1	13.1
Accumulated Amortization	13.1	11.9
Goodwill and Other Intangible Assets (Textuals) [Abstract]
Acquired Intangible Assets Subject to Amortization		1.2
Amortization Of Intangible Assets	1	1	3
Easements [Member]
Amortization Life, Gross Carrying Amount and Accumulated Amortization by Major Asset Class
Amortization Life	10
Gross Carrying Amount	2.2	2.2
Accumulated Amortization	2.2	2.2
Purchased Technology [Member]
Amortization Life, Gross Carrying Amount and Accumulated Amortization by Major Asset Class
Amortization Life	10
Gross Carrying Amount	10.9	10.9
Accumulated Amortization	10.9	9.7
AEP River Operations [Member]
Changes in Carrying Amount of Goodwill
Goodwill, Beginning Balance	39	39
Impairment Losses	0	0
Goodwill, Ending Balance	39	39
Utility Operations [Member]
Changes in Carrying Amount of Goodwill
Goodwill, Beginning Balance	37	37
Impairment Losses	0	0
Goodwill, Ending Balance	$ 37	$ 37